      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 9, 2007


                                           REGISTRATION STATEMENT NO. 333-100434
                                                                       811-21221

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    ---------

                                    FORM N-4
                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 11



                                       AND


                             REGISTRATION STATEMENT
                    UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 16



METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT VARIABLE ANNUITY SEPARATE
                                  ACCOUNT 2002



                           (Exact name of Registrant)


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT

                               (Name of Depositor)


                   ONE CITYPLACE, HARTFORD, CONNECTICUT 06199

              (Address of Depositor's Principal Executive Offices) Depositor's Telephone Number, including area code: (860) 308-1000


                              MARIE C. SWIFT, ESQ.

                       METROPOLITAN LIFE INSURANCE COMPANY
                               501 BOYLSTON STREET
                                BOSTON, MA 02116
                  (Name and Address of Agent Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.



[X] on April 30, 2007 pursuant to paragraph (b) of Rule 485.



[ ]            days after filing pursuant to paragraph (a)(1) of Rule 485.



[ ] on            pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Variable Annuity Contracts

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     VINTAGE ACCESS(SM) ANNUITY PROSPECTUS:

 METLIFE INSURANCE COMPANY OF CONNECTICUT VARIABLE ANNUITY SEPARATE ACCOUNT 2002
    METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT VARIABLE ANNUITY SEPARATE
                                  ACCOUNT 2002


This prospectus describes VINTAGE ACCESS ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."



You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available as of April 30, 2007 are:







AMERICAN FUNDS INSURANCE SERIES -- CLASS 2       MET INVESTORS SERIES TRUST
  American Funds Global Growth Fund                BlackRock Large-Cap Core Portfolio -- Class
  American Funds Growth Fund                       E
  American Funds Growth-Income Fund                Dreman Small-Cap Value Portfolio -- Class A
FIDELITY(R) VARIABLE INSURANCE PRODUCTS            Harris Oakmark International
  VIP Contrafund(R) Portfolio -- Service           Portfolio -- Class A
  Class                                            Janus Forty Portfolio -- Class A
  VIP Mid Cap Portfolio -- Service Class 2         Lazard Mid-Cap Portfolio -- Class B
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     Lord Abbett Growth and Income
  TRUST -- CLASS 2                                 Portfolio -- Class B
  Franklin Income Securities Fund                  Lord Abbett Mid-Cap Value
  Templeton Developing Markets Securities          Portfolio -- Class B
  Fund                                             Met/AIM Capital Appreciation
  Templeton Foreign Securities Fund                Portfolio -- Class A
JANUS ASPEN SERIES -- SERVICE SHARES               Met/AIM Small Cap Growth Portfolio -- Class
  Mid Cap Growth Portfolio                         A
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          MFS(R) Value Portfolio -- Class A
  Legg Mason Partners Variable Aggressive          Neuberger Berman Real Estate
  Growth Portfolio -- Class I                      Portfolio -- Class A
  Legg Mason Partners Variable Appreciation        PIMCO Inflation Protected Bond
  Portfolio -- Class I                             Portfolio -- Class A
  Legg Mason Partners Variable Capital and         Pioneer Fund Portfolio -- Class A
  Income Portfolio -- Class II                     Pioneer Strategic Income Portfolio -- Class
  Legg Mason Partners Variable Equity Index        A
  Portfolio -- Class II                            Third Avenue Small Cap Value
  Legg Mason Partners Variable Fundamental         Portfolio -- Class B
  Value Portfolio -- Class I                     METROPOLITAN SERIES FUND, INC.
  Legg Mason Partners Variable Investors           BlackRock Aggressive Growth
  Portfolio -- Class I                             Portfolio -- Class D
  Legg Mason Partners Variable Large Cap           BlackRock Bond Income Portfolio -- Class E
  Growth Portfolio -- Class I                      Capital Guardian U.S. Equity
  Legg Mason Partners Variable Mid Cap Core        Portfolio -- Class A
  Portfolio -- Class I                             FI Large Cap Portfolio -- Class A
  Legg Mason Partners Variable Multiple            FI Value Leaders Portfolio -- Class D
  Discipline Portfolio -- All Cap Growth and       MFS(R) Total Return Portfolio -- Class F
  Value                                            Oppenheimer Global Equity
  Legg Mason Partners Variable Multiple            Portfolio -- Class B
  Discipline Portfolio -- Global All Cap         PIMCO VARIABLE INSURANCE
  Growth and Value                                 TRUST -- ADMINISTRATIVE CLASS
  Legg Mason Partners Variable Multiple            Total Return Portfolio
  Discipline Portfolio -- Large Cap Growth       METROPOLITAN SERIES FUND, INC. -- ASSET
  and Value                                        ALLOCATION PORTFOLIOS -- CLASS B
LEGG MASON PARTNERS VARIABLE INCOME TRUST          MetLife Conservative Allocation Portfolio
  Legg Mason Partners Variable Adjustable          MetLife Conservative to Moderate Allocation
  Rate Income Portfolio                            Portfolio
  Legg Mason Partners Variable High Income         MetLife Moderate Allocation Portfolio
  Portfolio                                        MetLife Moderate to Aggressive Allocation
  Legg Mason Partners Variable Money Market        Portfolio
  Portfolio                                        MetLife Aggressive Allocation Portfolio






-------


Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix C -- Additional Information Regarding Underlying Funds" for more information.



The Contract is no longer offered to new purchasers.



This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 30, 2007. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-9325 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.



NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                         PROSPECTUS DATED APRIL 30, 2007

                                TABLE OF CONTENTS





Glossary................................      3
Summary.................................      4
Fee Table...............................      7
Condensed Financial Information.........     12
The Annuity Contract....................     12
  Contract Owner Inquiries..............     12
  Purchase Payments.....................     12
  Accumulation Units....................     12
  The Variable Funding Options..........     13
Charges and Deductions..................     18
  General...............................     18
  Transfer Charge.......................     19
  Administrative Charges................     19
  Mortality and Expense Risk Charge.....     19
  Enhanced Stepped-Up Provision Charge..     20
  Guaranteed Minimum Withdrawal Benefit
     Charge.............................     20
  Variable Funding Option Expenses......     20
  Premium Tax...........................     20
  Changes in Taxes Based upon Premium or
     Value..............................     20
Transfers...............................     20
  Market Timing/Excessive Trading.......     20
  Dollar Cost Averaging.................     22
Access to Your Money....................     23
  Systematic Withdrawals................     23
Ownership Provisions....................     24
  Types of Ownership....................     24
     Contract Owner.....................     24
     Beneficiary........................     24
     Annuitant..........................     24
Death Benefit...........................     25
  Death Proceeds before the Maturity
     Date...............................     25
  Enhanced Stepped-Up Provision.........     25
  Payment of Proceeds...................     28
  Spousal Contract Continuance..........     29
  Beneficiary Contract Continuance......     30
  Death Proceeds after the Maturity
     Date...............................     30
Living Benefits.........................     30
  Guaranteed Minimum Withdrawal
     Benefit............................     30
The Annuity Period......................     36
  Maturity Date.........................     36
  Allocation of Annuity.................     36
  Variable Annuity......................     36
  Fixed Annuity.........................     37
Payment Options.........................     37
  Election of Options...................     37
  Annuity Options.......................     37
  Variable Liquidity Benefit............     38
Miscellaneous Contract Provisions.......     38
  Right to Return.......................     38
  Termination...........................     38
  Required Reports......................     38
  Suspension of Payments................     38
The Separate Accounts...................     39
  Performance Information...............     39
Federal Tax Considerations..............     40
  General Taxation of Annuities.........     40
  Types of Contracts: Qualified and Non-
     qualified..........................     41
  Qualified Annuity Contracts...........     41
     Taxation of Qualified Annuity
       Contracts........................     41
     Mandatory Distributions for
       Qualified Plans..................     41
  Non-qualified Annuity Contracts.......     45
     Diversification Requirements for
       Variable Annuities...............     46
     Ownership of the Investments.......     46
     Taxation of Death Benefit
       Proceeds.........................     46
  Other Tax Considerations..............     46
     Treatment of Charges for Optional
       Benefits.........................     46
     Puerto Rico Tax Considerations.....     47
     Non-Resident Aliens................     47
Other Information.......................     48
  The Insurance Companies...............     48
  Financial Statements..................     48
  Distribution of Variable Annuity
     Contracts..........................     48
  Conformity with State and Federal
     Laws...............................     50
  Voting Rights.........................     50
  Restrictions on Financial
     Transactions.......................     50
  Legal Proceedings.....................     50
Appendix A: Condensed Financial
  Information for MetLife Insurance
  Company of Connecticut Variable
  Annuity Separate Account 2002.........    A-1
Appendix B: Condensed Financial
  Information for MetLife Life and
  Annuity Company of Connecticut
  Variable Annuity Separate Account
  2002..................................    B-1
Appendix C: Additional Information
  Regarding Underlying Funds............    C-1
Appendix D: Contents of the Statement of
  Additional Information................    D-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or The MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract. For transfer, withdrawal, surrender, and (if applicable) loan requests, our Home Office address is: MetLife, P.O. Box 990014, Hartford, CT 06199-0014. For Purchase Payments and (if applicable) loan repayments, our Home Office address is:
MetLife, P.O. Box 371857, Pittsburgh, PA 15250-7857.


MATURITY DATE -- the date on which the Annuity Payments are to begin.


PAYMENT OPTION -- an annuity option elected under your Contract.


PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.


QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 408A of the Code.


SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- MetLife Insurance Company of Connecticut or The MetLife Life and Annuity Company of Connecticut.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- "You" is, the Contract Owner, and a natural person, a trust established for the benefit of a natural person, or a charitable remainder trust.




                                    SUMMARY:

                             VINTAGE ACCESS ANNUITY


THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.



WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The MetLife Insurance Company of Connecticut sponsors MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002. MetLife Life and Annuity Company of Connecticut sponsors MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002. When we refer to the Separate Account, we are referring to either MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 or MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002, depending upon your issuing Company.




Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.



The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.


During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.


WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), 408(b) or 408A of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.



The Contract is no longer offered to new purchasers. However, you may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.


CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.


IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.


If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each.


We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge each business day from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15%. We deduct the M&E charge at an annual rate of 1.65% for the Standard Death Benefit, and 1.85% for the Enhanced Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.


If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE.


If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted each business day from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.


HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Access to Your Money - Systematic Withdrawals").



HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Income taxes and/or a penalty tax on amounts withdrawn.


WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the Prospectus for more details.


WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.


ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

     - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

     - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

     - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.


     - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary and take required distributions over time, rather than have the death benefit paid to them in a lump sum.


     - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES



TRANSFER CHARGE.........................................   $10(1)
(assessed on transfers that exceed 12 per year)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES



ANNUAL CONTRACT ADMINISTRATIVE CHARGE...................   $30(2)


ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.65% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:


                                                           STANDARD DEATH BENEFIT    ENHANCED DEATH BENEFIT
                                                           ----------------------    ----------------------


Mortality and Expense Risk Charge......................           1.65%(3)                  1.85%(3)
Administrative Expense Charge..........................           0.15%                     0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
  FEATURES SELECTED....................................           1.80%                     2.00%
Optional E.S.P. Charge.................................           0.20%                     0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
  SELECTED.............................................           2.00%                     2.20%
Optional GMWB I Charge (maximum upon reset)............           1.00%(4)                  1.00%(4)
Optional GMWB II Charge (maximum upon reset)...........           1.00%(4)                  1.00%(4)
Optional GMWB III Charge...............................           0.25%                     0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
  SELECTED.............................................           2.80%                     3.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
  SELECTED.............................................           2.80%                     3.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III
  ONLY SELECTED........................................           2.05%                     2.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB I SELECTED......................................           3.00%                     3.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB II SELECTED.....................................           3.00%                     3.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB III SELECTED....................................           2.25%                     2.45%


---------
(1)   We do not currently assess the transfer charge.
(2) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

(3) We are waiving the Mortality and Expense Risk charge in an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Lord Abbett Growth and Income Portfolio of the Met

      Investors Series Trust, and an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio of the Met Investors Series Trust.

(4) The current charges for the available GMWB riders with a reset feature (see "Access to Your Money -- Guaranteed Minimum Withdrawal Benefit") are 0.40% for GMWB I and 0.50% for GMWB II


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2006 (unless otherwise indicated):



The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9325.



MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES




                                                                                                      MINIMUM   MAXIMUM
                                                                                                      -------   -------


TOTAL ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from Underlying Fund assets, including management fees, distribution
  and/or service fees (12b-1) fees, and other expenses).............................................    .48%      1.72%




UNDERLYING FUND FEES AND EXPENSES (as a percentage of average daily net assets)






                                                     DISTRIBUTION              TOTAL    CONTRACTUAL FEE
                                                        AND/OR                 ANNUAL        WAIVER
                                         MANAGEMENT     SERVICE      OTHER   OPERATING   AND/OR EXPENSE    NET TOTAL ANNUAL
UNDERLYING FUND:                             FEE     (12b-1) FEES  EXPENSES   EXPENSES   REIMBURSEMENT   OPERATING EXPENSES*
----------------                         ----------  ------------  --------  ---------  ---------------  -------------------


AMERICAN FUNDS INSURANCE SERIES
  American Funds Global Growth
     Fund -- Class 2...................     0.55%        0.25%       0.03%     0.83%           --         0.83%
  American Funds Growth Fund - Class
     2.................................     0.32%        0.25%       0.02%     0.59%           --         0.59%
  American Funds Growth-Income
     Fund -- Class 2...................     0.27%        0.25%       0.01%     0.53%           --         0.53%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS

  VIP Contrafund(R)
     Portfolio -- Service Class........     0.57%        0.10%       0.09%     0.76%           --         0.76%
  VIP Mid Cap Portfolio -- Service
     Class 2...........................     0.57%        0.25%       0.11%     0.93%           --         0.93%
FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST
  Franklin Income Securities
     Fund -- Class 2...................     0.46%        0.25%       0.01%     0.72%           --         0.72%
  Franklin Small-Mid Cap Growth
     Securities Fund -- Class 2+.......     0.48%        0.25%       0.29%     1.02%         0.01%        1.01%(1)
  Templeton Developing Markets
     Securities Fund -- Class 2........     1.23%        0.25%       0.24%     1.72%           --         1.72%
  Templeton Foreign Securities
     Fund -- Class 2...................     0.63%        0.25%       0.15%     1.03%         0.03%        1.00%(1)
JANUS ASPEN SERIES
  Mid Cap Growth Portfolio -- Service
     Shares............................     0.64%        0.25%       0.06%     0.95%           --         0.95%
LEGG MASON PARTNERS VARIABLE EQUITY
  TRUST
  Legg Mason Partners Variable
     Aggressive Growth
     Portfolio -- Class I++............     0.75%          --        0.02%     0.77%           --         0.77%
  Legg Mason Partners Variable
     Appreciation Portfolio -- Class
     I.................................     0.70%          --        0.02%     0.72%           --         0.72%(2)
  Legg Mason Partners Variable Capital
     and Income Portfolio -- Class II..     0.75%        0.25%       0.06%     1.06%         0.11%        0.95%(3)
  Legg Mason Partners Variable Dividend
     Strategy Portfolio+++.............     0.65%          --        0.24%     0.89%           --         0.89%
  Legg Mason Partners Variable Equity
     Index Portfolio -- Class II.......     0.31%        0.25%       0.03%     0.59%           --         0.59%
  Legg Mason Partners Variable
     Fundamental Value
     Portfolio -- Class I..............     0.75%          --        0.02%     0.77%           --         0.77%
  Legg Mason Partners Variable
     Investors Portfolio -- Class I....     0.65%          --        0.07%     0.72%           --         0.72%
  Legg Mason Partners Variable Large
     Cap Growth Portfolio -- Class
     I++...............................     0.75%          --        0.04%     0.79%           --         0.79%

                                                     DISTRIBUTION              TOTAL    CONTRACTUAL FEE
                                                        AND/OR                 ANNUAL        WAIVER
                                         MANAGEMENT     SERVICE      OTHER   OPERATING   AND/OR EXPENSE    NET TOTAL ANNUAL
UNDERLYING FUND:                             FEE     (12b-1) FEES  EXPENSES   EXPENSES   REIMBURSEMENT   OPERATING EXPENSES*
----------------                         ----------  ------------  --------  ---------  ---------------  -------------------

  Legg Mason Partners Variable Mid Cap
     Core Portfolio -- Class I++.......     0.75%          --        0.07%     0.82%           --         0.82%
  Legg Mason Partners Variable Multiple
     Discipline Portfolio -- All Cap
     Growth and Value..................     0.75%        0.25%       0.05%     1.05%           --         1.05%
  Legg Mason Partners Variable Multiple
     Discipline Portfolio -- Global All
     Cap Growth and Value..............     0.75%        0.25%       0.09%     1.09%           --         1.09%
  Legg Mason Partners Variable Multiple
     Discipline Portfolio -- Large Cap
     Growth and Value..................     0.75%        0.25%       0.21%     1.21%           --         1.21%
  Legg Mason Partners Variable Small
     Cap Growth Portfolio -- Class I+..     0.75%          --        0.21%     0.96%           --         0.96%
LEGG MASON PARTNERS VARIABLE INCOME
  TRUST
  Legg Mason Partners Variable
     Adjustable Rate Income
     Portfolio++.......................     0.55%        0.25%       0.22%     1.02%           --         1.02%
  Legg Mason Partners Variable
     Diversified Strategic Income
     Portfolio+........................     0.65%          --        0.08%     0.73%           --         0.73%
  Legg Mason Partners Variable High
     Income Portfolio++................     0.60%          --        0.06%     0.66%           --         0.66%
  Legg Mason Partners Variable Money
     Market Portfolio++................     0.45%          --        0.03%     0.48%           --         0.48%
MET INVESTORS SERIES TRUST
  BlackRock Large-Cap Core
     Portfolio -- Class E..............     0.63%        0.15%       0.22%     1.00%           --         1.00%(4)(5)(6)
  Dreman Small-Cap Value
     Portfolio -- Class A..............     0.82%          --        0.37%     1.19%         0.09%        1.10%(4)(7)(8)
  Harris Oakmark International
     Portfolio -- Class A..............     0.78%          --        0.13%     0.91%           --         0.91%(4)
  Janus Forty Portfolio -- Class A.....     0.65%          --        0.06%     0.71%           --         0.71%(4)(8)
  Lazard Mid-Cap Portfolio -- Class B..     0.70%        0.25%       0.06%     1.01%           --         1.01%(4)
  Lord Abbett Growth and Income
     Portfolio -- Class B..............     0.50%        0.25%       0.03%     0.78%           --         0.78%(4)
  Lord Abbett Mid-Cap Value
     Portfolio -- Class B..............     0.68%        0.25%       0.07%     1.00%           --         1.00%(4)
  Met/AIM Capital Appreciation
     Portfolio -- Class A++............     0.77%          --        0.09%     0.86%           --         0.86%(4)(5)(8)(9)
  Met/AIM Small Cap Growth
     Portfolio -- Class A..............     0.87%          --        0.06%     0.93%           --         0.93%(4)(5)
  MFS(R) Research International
     Portfolio -- Class B+.............     0.72%        0.25%       0.14%     1.11%           --         1.11%(4)
  MFS(R) Value Portfolio -- Class A....     0.73%          --        0.23%     0.96%           --         0.96%(4)(5)(8)
  Neuberger Berman Real Estate
     Portfolio -- Class A..............     0.64%          --        0.04%     0.68%           --         0.68%(4)
  PIMCO Inflation Protected Bond
     Portfolio -- Class A..............     0.50%          --        0.05%     0.55%           --         0.55%(4)
  Pioneer Fund Portfolio -- Class A....     0.75%          --        0.30%     1.05%         0.05%        1.00%(4)(7)(8)
  Pioneer Strategic Income
     Portfolio -- Class A++............     0.70%          --        0.12%     0.82%           --         0.82%(4)(5)(8)(9)
  Third Avenue Small Cap Value
     Portfolio -- Class B..............     0.74%        0.25%       0.04%     1.03%           --         1.03%(4)
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D..............     0.72%        0.10%       0.06%     0.88%           --         0.88%(10)
  BlackRock Bond Income
     Portfolio -- Class E..............     0.39%        0.15%       0.07%     0.61%         0.01%        0.60%(10)(11)
  Capital Guardian U.S. Equity
     Portfolio -- Class A..............     0.66%          --        0.06%     0.72%           --         0.72%(10)
  FI Large Cap Portfolio -- Class A....     0.78%          --        0.06%     0.84%           --         0.84%(10)
  FI Value Leaders Portfolio -- Class
     D.................................     0.64%        0.10%       0.07%     0.81%           --         0.81%(10)
  MFS(R) Total Return
     Portfolio -- Class F..............     0.53%        0.20%       0.05%     0.78%           --         0.78%(10)(12)
  Oppenheimer Global Equity
     Portfolio -- Class B..............     0.53%        0.25%       0.09%     0.87%           --         0.87%(10)
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B+.............     0.60%        0.25%       0.08%     0.93%           --         0.93%(10)
PIMCO VARIABLE INSURANCE TRUST
  Total Return
     Portfolio -- Administrative
     Class.............................     0.25%          --        0.40%     0.65%           --         0.65%
VAN KAMPEN LIFE INVESTMENT TRUST  Van
  Kampen LIT Strategic Growth
  Portfolio -- Class I+................     0.70%          --        0.08%     0.78%           --         0.78%

                                          DISTRIBUTION              TOTAL    CONTRACTUAL FEE
                                             AND/OR                 ANNUAL        WAIVER
                              MANAGEMENT     SERVICE      OTHER   OPERATING   AND/OR EXPENSE    NET TOTAL ANNUAL
UNDERLYING FUND:                  FEE     (12b-1) FEES  EXPENSES   EXPENSES   REIMBURSEMENT   OPERATING EXPENSES*
----------------              ----------  ------------  --------  ---------  ---------------  -------------------


METROPOLITAN SERIES FUND,
  INC. -- ASSET ALLOCATION
  PORTFOLIOS
  MetLife Aggressive
     Allocation Portfolio -
     Class B................     0.10%        0.25%       0.07%     0.42%         0.07%              0.35%
  MetLife Conservative
     Allocation
     Portfolio -- Class B...     0.10%        0.25%       0.09%     0.44%         0.09%              0.35%
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B...     0.10%        0.25%       0.02%     0.37%         0.02%              0.35%
  MetLife Moderate
     Allocation
     Portfolio -- Class B...     0.10%        0.25%       0.01%     0.36%         0.01%              0.35%
  MetLife Moderate to
     Aggressive Allocation
     Portfolio -- Class B...     0.10%        0.25%       0.01%     0.36%         0.01%              0.35%

                               NET TOTAL ANNUAL
                              OPERATING EXPENSES
                                   INCLUDING
                                UNDERLYING FUND
UNDERLYING FUND:                   EXPENSES*
----------------              ------------------


METROPOLITAN SERIES FUND,
  INC. -- ASSET ALLOCATION
  PORTFOLIOS
  MetLife Aggressive
     Allocation Portfolio -
     Class B................     1.10%(10)(13)
  MetLife Conservative
     Allocation
     Portfolio -- Class B...     0.96%(10)(13)
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B...     1.00%(10)(13)
  MetLife Moderate
     Allocation
     Portfolio -- Class B...     1.05%(10)(13)
  MetLife Moderate to
     Aggressive Allocation
     Portfolio -- Class B...     1.10%(10)(13)



--------

* Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus, or (4) expense reductions resulting from custodial fee credits or directed brokerage arrangements.


+ Not available under all Contracts. Availability depends on Contract issue date.


++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2006.



NOTES


(1) Other Expenses include 0.01% for the Franklin Small-Mid Cap Growth Securities Fund and 0.03% for the Templeton Foreign Securities Fund of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year. The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange Commission (SEC).


(2) Other Expenses include 0.01% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year.


(3) Management has contractually agreed to waive fees and/or reimburse expenses to limit Total Annual Operating Expenses to 0.95% until May 1, 2008.


(4) Other Expenses have been restated to reflect new custodian, fund administration and transfer agent fee schedules, as if these fee schedules had been in effect for the previous fiscal year.


(5) The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the previous fiscal year.


(6) This is a new share class for this Portfolio. Operating expenses are estimated based on the expenses of Class A shares of the Portfolio.


(7) Pursuant to an expense limitation agreement, the Investment Adviser has agreed, for a period of one year commencing May 1, 2007, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses, excluding 12b-1 fees to 1.10% for Dreman Small-Cap Value Portfolio and 1.00% for Pioneer Fund Portfolio.


(8) Other expenses have been restated to reflect the current Met Investors Series Trust fee schedule, as if that schedule had applied to the Portfolio for the entire fiscal year.


(9) Effective November 1, 2006, the Portfolio's fiscal year end has been changed from October 31 to December 31. The fees and expenses shown are for the Portfolio's last fiscal year ended October 31, 2006.


(10) Other Expenses have been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.


(11) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee to the annual rate of 0.325% for amounts over $1 billion but less than $2 billion.


(12) The Management Fee has been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.


(13) These Portfolios are "funds of funds" that invest substantially all of their assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolios invest in other underlying portfolios, each Portfolio will also bear its pro rata portion of the operating expenses of the underlying portfolios in which the Portfolio invests, including the management fee. The weighted average of the total operating expenses of the underlying portfolios, after any applicable fee waivers and expense reimbursements, as of December 31, 2006, were: 0.61% for the MetLife Conservative Allocation Portfolio, 0.65% for the MetLife Conservative to Moderate Allocation Portfolio, 0.70% for the MetLife Moderate Allocation Portfolio, 0.75% for the MetLife Moderate to Aggressive Allocation Portfolio and 0.75% for the MetLife Aggressive Allocation Portfolio. The total operating expenses of the Portfolios, including the weighted average of the total operating expenses of the underlying portfolios, before any applicable fee waivers and expense reimbursements, as of December 31, 2006, were: 1.05% for the MetLife Conservative Allocation Portfolio, 1.02% for the MetLife Conservative to Moderate Allocation Portfolio, 1.07% for the MetLife Moderate Allocation Portfolio, 1.11% for the MetLife Moderate to Aggressive Allocation Portfolio and 1.18% for the MetLife Aggressive Allocation Portfolio. Contract and Policy Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the Portfolios. A Contract or Policy Owner who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by Met Investors Advisory LLC. (See the fund prospectus for a description of each Portfolio's target allocation.)

EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

This example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have elected all of the available optional benefits and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. The example assumes that the maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit (GMWB I or II) applies in all contract years. Your actual expenses will be less than those shown if you do not elect all of the optional benefits. The GMAB and the GMWB cannot both be elected.

EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the GMWB I or GMWB II (assuming the maximum charge of 1.00% applies in all contract years).



                                                 IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                        END OF PERIOD SHOW                 ANNUITIZED AT END OF PERIOD SHOWN
                                          ----------------------------------------------  ----------------------------------
FUNDING OPTION                              1 YEAR      3 YEARS     5 YEARS    10 YEARS     1 YEAR      3 YEARS     5 YEARS
--------------                            ----------  ----------  ----------  ----------  ----------  ----------  ----------


Underlying Fund with Maximum Total
Annual Operating Expenses...............     $496       $1,488      $2,479      $4,952       $496       $1,488      $2,479
Underlying Fund with Minimum Total
Annual Operating Expenses...............      373        1,130       1,901       3,891        373        1,130       1,901

                                              IF
                                           CONTRACT
                                            IS NOT
                                            SURREN-
                                           DERED OR
                                          ANNUITIZED
                                           AT END OF
                                            PERIOD
                                             SHOWN
                                          ----------
FUNDING OPTION                             10 YEARS
--------------                            ----------


Underlying Fund with Maximum Total
Annual Operating Expenses...............    $4,952
Underlying Fund with Minimum Total
Annual Operating Expenses...............     3,891






                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------


See Appendices A and B.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------


Vintage Access Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.


The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.


You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax-deferred in the funding options of your choice. We offer multiple Variable Funding Options. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account. The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.


Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.


The Contract is no longer available to new purchasers. However, you may make additional payments of at least $500.


CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9325.

PURCHASE PAYMENTS



You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.


We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.")



We will apply the Initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.



We will credit any subsequent Purchase Payment to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).


ACCUMULATION UNITS


The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment or transfer request (or, liquidate for a withdrawal request) is determined by dividing the amount directed to each Variable Funding Option (or, taken from each Variable Funding Option) by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.


THE VARIABLE FUNDING OPTIONS


You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.



We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.



WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.



If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.


In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of

MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.


PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of our affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and/or its affiliates incur in promoting, marketing, and administering the Contracts and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%


Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.


The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are formed as "limited liability companies." The Company's ownership interests in MetLife Advisers, LLC and Met Investors Advisory LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee
Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)


Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee Table--Underlying Fund Fees and Expenses" and "Other Information--Distribution of Variable Annuity Contracts.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under a Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.

The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the Underlying Funds advised or subadvised by Legg Mason affiliates.

We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Distribution of the Contracts")

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9325 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:




             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------


AMERICAN FUNDS INSURANCE SERIES
  American Funds Global Growth     Seeks capital appreciation         Capital Research and Management
     Fund -- Class 2               through stocks.                    Company
  American Funds Growth            Seeks capital appreciation         Capital Research and Management
     Fund -- Class 2               through stocks.                    Company
  American Funds Growth-Income     Seeks both capital appreciation    Capital Research and Management
     Fund -- Class 2               and income.                        Company
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  VIP Contrafund(R)                Seeks long-term capital            Fidelity Management & Research
     Portfolio -- Service Class    appreciation.                      Company
  VIP Mid Cap                      Seeks long-term growth of          Fidelity Management & Research
     Portfolio -- Service Class 2  capital.                           Company
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  Franklin Income Securities       Seeks to maximize income while     Franklin Advisers, Inc.
     Fund -- Class 2               maintaining prospects for capital
                                   appreciation.
  Franklin Small-Mid Cap Growth    Seeks long-term capital growth.    Franklin Advisers, Inc.
     Securities Fund -- Class 2+
  Templeton Developing Markets     Seeks long-term capital            Templeton Asset Management Ltd.
     Securities Fund -- Class 2    appreciation.
  Templeton Foreign Securities     Seeks long-term capital growth.    Templeton Investment Counsel, LLC
     Fund -- Class 2                                                  Subadviser: Franklin Templeton
                                                                      Investment Management Limited
JANUS ASPEN SERIES
  Mid Cap Growth                   Seeks long-term growth of          Janus Capital Management LLC
     Portfolio -- Service Shares   capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners Variable     Seeks long-term capital            Legg Mason Partners Fund Advisor,
     Aggressive Growth             appreciation.                      LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term appreciation of    Legg Mason Partners Fund Advisor,
     Appreciation                  capital.                           LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks a balance between long-term  Legg Mason Partners Fund Advisor,
     Capital and Income            growth of capital and principal    LLC
     Portfolio -- Class II         preservation.                      Subadviser: ClearBridge Advisors,
                                                                      LLC and Western Asset Management
                                                                      Company
  Legg Mason Partners Variable     Seeks capital appreciation,        Legg Mason Partners Fund Advisor,
     Dividend Strategy Portfolio+  principally through investments    LLC
                                   in dividend-paying stocks.         Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks investment results that,     Legg Mason Partners Fund Advisor,
     Equity Index                  before expenses, correspond to     LLC
     Portfolio -- Class II         the price and yield performance    Subadviser: Batterymarch
                                   of the S&P 500 Index.              Financial Management, Inc.
  Legg Mason Partners Variable     Seeks long-term capital growth.    Legg Mason Partners Fund Advisor,
     Fundamental Value             Current income is a secondary      LLC
     Portfolio -- Class I          consideration.                     Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Investors Portfolio -- Class  capital. Current income is a       LLC
     I                             secondary objective.               Subadviser: ClearBridge Advisors,
                                                                      LLC

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Large Cap Growth              capital.                           LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Mid Cap Core                  capital.                           LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Multiple Discipline           capital.                           LLC
     Portfolio -- All Cap Growth                                      Subadviser: ClearBridge Advisors,
     and Value                                                        LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Multiple Discipline           capital.                           LLC
     Portfolio -- Global All Cap                                      Subadviser: ClearBridge Advisors,
     Growth and Value                                                 LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Multiple Discipline           capital.                           LLC
     Portfolio -- Large Cap                                           Subadviser: ClearBridge Advisors,
     Growth and Value                                                 LLC
  Legg Mason Partners Variable     Seeks long term growth of          Legg Mason Partners Fund Advisor,
     Small Cap Growth              capital.                           LLC
     Portfolio -- Class I+                                            Subadviser: ClearBridge Advisors,
                                                                      LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Partners Variable     Seeks to provide high current      Legg Mason Partners Fund Advisor,
     Adjustable Rate Income        income and to limit the degree of  LLC
     Portfolio                     fluctuation of its net asset       Subadviser: Western Asset
                                   value resulting from movements in  Management Company
                                   interest rates.
  Legg Mason Partners Variable     Seeks high current income.         Legg Mason Partners Fund Advisor,
     Diversified Strategic Income                                     LLC
     Portfolio -- Class I+                                            Subadviser: Western Asset
                                                                      Management Company
  Legg Mason Partners Variable     Seeks high current income.         Legg Mason Partners Fund Advisor,
     High Income Portfolio         Secondarily, seeks capital         LLC
                                   appreciation.                      Subadviser: Western Asset
                                                                      Management Company and Western
                                                                      Asset Management Company Limited
  Legg Mason Partners Variable     Seeks to maximize current income   Legg Mason Partners Fund Advisor,
     Money Market Portfolio        consistent with preservation of    LLC
                                   capital.                           Subadviser: Western Asset
                                                                      Management Company
MET INVESTORS SERIES TRUST
  BlackRock Large-Cap Core         Seeks long-term capital growth.    Met Investors Advisory, LLC
     Portfolio -- Class E                                             Subadviser: BlackRock Advisers
                                                                      LLC
  Dreman Small-Cap Value           Seeks capital appreciation.        Met Investors Advisory, LLC
     Portfolio -- Class A                                             Subadviser: Dreman Value
                                                                      Management L.L.C.
  Harris Oakmark International     Seeks long-term capital            Met Investors Advisory, LLC
     Portfolio -- Class A          appreciation.                      Subadviser: Harris Associates
                                                                      L.P.
  Janus Forty Portfolio -- Class   Seeks capital appreciation.        Met Investors Advisory, LLC
     A                                                                Subadviser: Janus Capital
                                                                      Management LLC
  Lazard Mid-Cap                   Seeks long-term growth of          Met Investors Advisory, LLC
     Portfolio -- Class B          capital.                           Subadviser: Lazard Asset
                                                                      Management LLC
  Lord Abbett Growth and Income    Seeks long-term growth of capital  Met Investors Advisory, LLC
     Portfolio -- Class B          and current income without         Subadviser: Lord, Abbett & Co.
                                   excessive fluctuations in the      LLC
                                   market value.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

  Lord Abbett Mid-Cap Value        Seeks capital appreciation         Met Investors Advisory, LLC
     Portfolio -- Class B          through investments, primarily in  Subadviser: Lord, Abbett & Co.
                                   equity securities which are        LLC
                                   believed to be undervalued in the
                                   marketplace.
  Met/AIM Capital Appreciation     Seeks capital appreciation.        Met Investors Advisory, LLC
     Portfolio -- Class A                                             Subadviser:  A I M Capital
                                                                      Management, Inc.
  Met/AIM Small Cap Growth         Seeks long-term growth of          Met Investors Advisory, LLC
     Portfolio -- Class A          capital.                           Subadviser:  A I M Capital
                                                                      Management, Inc.
  MFS(R) Research International    Seeks capital appreciation.        Met Investors Advisory, LLC
     Portfolio -- Class B+                                            Subadviser: Massachusetts
                                                                      Financial Services Company
  MFS(R) Value Portfolio -- Class  Seeks capital appreciation and     Met Investors Advisory, LLC
     A                             reasonable income.                 Subadviser: Massachusetts
                                                                      Financial Services Company
  Neuberger Berman Real Estate     Seeks to provide total return      Met Investors Advisory, LLC
     Portfolio -- Class A          through investment in real estate  Subadviser: Neuberger Berman
                                   securities, emphasizing both       Management, Inc.
                                   capital appreciation and current
                                   income.
  PIMCO Inflation Protected Bond   Seeks to provide maximum real      Met Investors Advisory LLC
     Portfolio -- Class A          return, consistent with            Subadviser: Pacific Investment
                                   preservation of capital and        Management Company LLC
                                   prudent investment management.
  Pioneer Fund Portfolio -- Class  Seeks reasonable income and        Met Investors Advisory, LLC
     A                             capital growth.                    Subadviser: Pioneer Investment
                                                                      Management, Inc.
  Pioneer Strategic Income         Seeks a high level of current      Met Investors Advisory, LLC
     Portfolio -- Class A          income.                            Subadviser: Pioneer Investment
                                                                      Management, Inc.
  Third Avenue Small Cap Value     Seeks long-term capital            Met Investors Advisory, LLC
     Portfolio -- Class B          appreciation.                      Subadviser: Third Avenue
                                                                      Management LLC
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth      Seeks maximum capital              MetLife Advisers, LLC
     Portfolio -- Class D          appreciation.                      Subadviser: Subadviser: BlackRock
                                                                      Advisors, Inc.
  BlackRock Bond Income            Seeks competitive total return     MetLife Advisers, LLC
     Portfolio -- Class E          primarily from investing in        Subadviser: Subadviser: BlackRock
                                   fixed-income securities.           Advisors, Inc.
  Capital Guardian U.S. Equity     Seeks long-term growth of          MetLife Advisers, LLC
     Portfolio -- Class A          capital.                           Subadviser: Subadviser: Capital
                                                                      Guardian Trust Company
  FI Large Cap Portfolio -- Class  Seeks long-term growth of          MetLife Advisers, LLC
     A                             capital.                           Subadviser: Fidelity Management &
                                                                      Research Company
  FI Value Leaders                 Seeks long-term growth of          MetLife Advisers, LLC
     Portfolio -- Class D          capital.                           Subadviser: Fidelity Management &
                                                                      Research Company
  MetLife Aggressive Allocation    Seeks growth of capital.           MetLife Advisers, LLC
     Portfolio -- Class B

                                                                                 DISTRIBUTION
                                                                                    AND/OR
                                               MANAGEMENT                          SERVICE
UNDERLYING FUND:                                  FEE                            (12b-1) FEES
----------------                   ---------------------------------  ---------------------------------
                                                 TOTAL                         CONTRACTUAL FEE
                                                 ANNUAL                             WAIVER
              OTHER                            OPERATING                        AND/OR EXPENSE
             EXPENSES                           EXPENSES                        REIMBURSEMENT
---------------------------------  ---------------------------------  ---------------------------------
         NET TOTAL ANNUAL
       OPERATING EXPENSES*
---------------------------------

  MetLife Conservative Allocation  Seeks a high level of current      MetLife Advisers, LLC
     Portfolio -- Class B          income, with growth of capital as
                                   a secondary objective.
  MetLife Conservative to          Seeks high total return in the     MetLife Advisers, LLC
     Moderate Allocation           form of income and growth of
     Portfolio -- Class B          capital, with a greater emphasis
                                   on income.
  MetLife Moderate Allocation      Seeks a balance between a high     MetLife Advisers, LLC
     Portfolio -- Class B          level of current income and
                                   growth of capital, with a greater
                                   emphasis on growth of capital.
  MetLife Moderate to Aggressive   Seeks growth of capital.           MetLife Advisers, LLC
     Allocation
     Portfolio -- Class B
  MFS(R) Total Return              Seeks a favorable total return     MetLife Advisers, LLC
     Portfolio -- Class F          through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company
  Oppenheimer Global Equity        Seeks capital appreciation.        MetLife Advisers, LLC
     Portfolio -- Class B                                             Subadviser: OppenheimerFunds,
                                                                      Inc.
  T. Rowe Price Large Cap Growth   Seeks long-term growth of capital  MetLife Advisers, LLC
     Portfolio -- Class B+         and, secondarily, dividend         Subadviser: T. Rowe Price
                                   income.                            Associates Inc.
PIMCO VARIABLE INSURANCE TRUST
  Total Return                     Seeks maximum total return,        Pacific Investment Management
     Portfolio -- Administrative   consistent with preservation of    Company LLC
     Class                         capital and prudent investment
                                   management.
VAN KAMPEN LIFE INVESTMENT TRUST
  Strategic Growth                 Seeks capital appreciation.        Van Kampen Asset Management
     Portfolio -- Class I+



---------

+ Not available under all Contracts. Availability depends on Contract issue date.


Certain Variable Funding Options have been subject to a merger, substitution or name change. Please see "Appendix C -- Additional Information Regarding the Underlying Funds" for more information.


                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------



GENERAL



We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:



     - the ability for you to make withdrawals and surrenders under the Contracts



     - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners



     - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)



     - administration of the annuity options available under the Contracts and



     -    the distribution of various reports to Contract Owners.

Costs and expenses we incur include:



     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts



     - sales and marketing expenses including commission payments to your registered representative and



     -    other costs of doing business.



Risks we assume include:



     - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established



     - that the amount of the death benefit will be greater than the Contract Value and



     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.



We may also deduct a charge for taxes.



Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.



The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.



TRANSFER CHARGE



We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.



ADMINISTRATIVE CHARGES



There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge:



     (1)  from the distribution of death proceeds;



     (2)  after an annuity payout has begun; or



     (3) if the Contract Value on the date of assessment equals or is greater than $40,000.



We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.



MORTALITY AND EXPENSE RISK CHARGE



Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is equal to 1.65% annually. If you choose the Enhanced Death Benefit, the M&E charge is equal to 1.85% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

ENHANCED STEPPED-UP PROVISION CHARGE



If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both age 75 or younger on the Contract Date.



GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE



If you elect to add a GMWB rider to your Contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.



VARIABLE FUNDING OPTION EXPENSES



We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.



PREMIUM TAX



Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.



CHANGES IN TAXES BASED UPON PREMIUM OR VALUE



If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.



                                    TRANSFERS

--------------------------------------------------------------------------------



Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.


Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.


Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request, which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.


MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., American Funds Global Growth Fund, Dreman Small-Cap Value Portfolio, Franklin Small-Mid Cap Growth Securities Fund, Harris Oakmark International Portfolio, Legg Mason Partners Variable Diversified Strategic Income Portfolio, Legg Mason Partners Variable High Income Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Met/AIM Small Cap Growth Portfolio, MFS(R) Research International Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund and Third Avenue Small Cap Value Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series Portfolios ("American Funds Portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.


We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.


AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.



Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:



     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or



     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. You may only have one DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA Program, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------


Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.



We may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. It is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request. We may withhold payment of surrender, withdrawal or, if applicable, loan proceeds if any portion of those proceeds would be derived from a personal check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. You may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.




SYSTEMATIC WITHDRAWALS





Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.





We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.



Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.



MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations".) These payments will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER


The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.


You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY


You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options as most recently elected by the Contract Owner, until the Death Report Date.


Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT


The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.



Please note that naming different persons as owner and Annuitant may affect whether certain benefits are payable, the amount of those benefits, and who will receive them. Use care when naming owners, Annuitants and beneficiaries, and consult your agent if you have questions.



Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:


     -    the death benefit will not be payable upon the Annuitant's death

     -    the Contingent Annuitant becomes the Annuitant

     -    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal or beneficiary contract continuance ("Death Report Date").

There are age restrictions on certain death benefits (see The Annuity Contract section).

Note: If the owner dies before the Annuitant, the death benefit is recalculated replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT

If the Annuitant is less than age 80 on the Contract Date and dies before the Maturity Date, the death benefit payable as of the Death Report Date will be the greatest of a), b) or c) below, less any applicable premium tax. If the Annuitant is 80 or older on the Contract Date and dies before the Maturity Date, the death benefit payable as of the Death Report Date will be the greater of a) or b) below, less any applicable premium tax.

     a)   the Contract Value on the Death Report Date

     b)   the Adjusted Purchase Payment (as described below)*

     c)   the Step-Up Value (if any, as described below)

ENHANCED DEATH BENEFIT

If the Annuitant dies before age 80 and before the Maturity Date, the death benefit payable as of the Death Report Date will be the greatest of (a), (b),
(c) or (d), less any applicable premium tax:

     a)   the Contract Value on the Death Report Date;

     b)   the Adjusted Purchase Payment (as described below)*

     c)   the Step-Up Value (if any, as described below)

     d)   the Roll-Up Death Benefit Value (if any, as described below)

If the Annuitant dies before the Maturity Date and on or after age 80, the death benefit payable as of the Death Report Date will be the greatest of (a), (b),
(c) or (d), less any applicable premium tax:

     a)   the Contract Value on the Death Report Date

     b)   the Adjusted Purchase Payment (as described below)*

     c)   the Step-Up Value (if any, as described below)


     d) the Roll-Up Death Benefit Value (if any, as described below) available at the Annuitant's 80th birthday, plus any additional Purchase Payments and minus any partial surrender reductions (as described below) which occur after the Annuitant's 80th birthday


* If you have elected a GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider.

ADJUSTED PURCHASE PAYMENT:

The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever any additional Purchase Payment(s) are made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction as described below.

STEP UP VALUE:

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value on that date. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a partial surrender is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described above.

ROLL UP DEATH BENEFIT VALUE:

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal (a) plus (b) minus (c), increased by 5%, where:

     (a) is the Roll-Up Death Benefit as of the previous Contract Date anniversary

     (b)  any Purchase Payments made during the previous Contract Year

     (c) any Partial Surrender Reductions (as described below) during the previous Contract Year

On dates other than the Contract Date anniversary, the roll-up death benefit value will equal (a) plus (b) minus (c), where:

     (a) the Roll-Up Death Benefit Value on the previous Contract Date anniversary

     (b) any Purchase Payments made since the previous Contract Date anniversary

     (c) any Partial Surrender Reductions (as described below) since the previous Contract Date anniversary.

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).

PARTIAL SURRENDER REDUCTION:

ADJUSTED PURCHASE PAYMENT. The Partial Surrender Reduction is equal to (1) the Adjusted Purchase Payment in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

STEP-UP VALUE AND ROLL-UP VALUE. The Partial Surrender Reduction is equal to (1) the amount of the death benefit value (Step-Up or Roll-Up Value) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

The following examples apply to the Adjusted Purchase Payment, Step-Up Value or Roll-Up Value. Assume your current Contract Value is $55,000. If the current value of your death benefit is $50,000, and you decide to make a withdrawal of $10,000, we would reduce death benefit as follows:

           50,000 x (10,000/55,000) = $9,090

Your new death benefit would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If the current value of your death benefit is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the death benefit as follows:

           50,000 x (10,000/30,000) = $16,666

Your new death benefit would be 50,000-16,666, or $33,334.

If you elect GMWB at the time you purchase your Contract, and your death benefit is equal to a return of your Purchase Payments reduced by any applicable partial surrender reduction, the partial surrender reduction will not be applied to your death benefit. Instead, if you have made withdrawals under your contract, your death benefit will be reduced by the amount of those withdrawals and any premium tax not previously deducted.

Likewise, if you elect GMWB after your Contract Date, and your death benefit is equal to a return of your Purchase Payments reduced by any applicable partial surrender reduction, the Partial Surrender Reduction will not be applied to your death benefit as of the date you elect the GMWB. Instead, if you have made withdrawals under your contract after you have elected GMWB, your death benefit will be reduced by the amount of those withdrawals and any premium tax not previously deducted.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE. THIS PROVISION MUST BE ELECTED AT TIME OF APPLICATION.

If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE CONTRACT DATE, 40% OF THE LESSER
OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE CONTRACT DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE INITIAL CONTRACT VALUE. Whenever an additional Purchase Payment is made, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

           50,000 X (10,000/55,000) = $9,090

You new modified Purchase Payment would be 50,000-9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

           50,000 X (10,000/30,000) = $16,666

Your new modified Purchase Payment would be 50,000-16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS



---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
---------------------------------------------------------------------------------------------------------------

OWNER (WHO IS NOT THE         The beneficiary (ies), or if   The beneficiary elects to      Yes
ANNUITANT) (WITH NO JOINT     none, to the Contract          continue the Contract rather
OWNER)                        Owner's estate.                than receive the
                                                             distribution.
---------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)  The beneficiary (ies), or if   The beneficiary elects to      Yes
(WITH NO JOINT OWNER)         none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive the
                                                             distribution.
---------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO  The surviving joint owner.                                    Yes
IS NOT THE ANNUITANT)
---------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO  The beneficiary (ies), or,     The beneficiary elects to      Yes
IS THE ANNUITANT)             if none, to the surviving      continue the Contract rather
                              joint owner.                   than receive a distribution.
---------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS   The surviving joint owner.     The spousal joint owner        Yes
NOT THE ANNUITANT)                                           elects to continue the
                                                             Contract.
---------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS   The beneficiary (ies), or,     The spouse elects to           Yes
THE ANNUITANT)                if none, to the surviving      continue the Contract.
                              joint owner.
                                                             A spouse who is not the
                                                             beneficiary may decline to
                                                             continue the Contract and
                                                             instruct the Company to pay
                                                             the beneficiary.
---------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE     The beneficiary (ies), or if   The beneficiary elects to      Yes
CONTRACT OWNER)               none, to the Contract Owner.   continue the Contract rather
                              If the Contract Owner is not   than receive the
                              living, then to the joint      distribution.
                              owner. If none, then to the
                              Contract Owner's estate.
                                                             But, if there is a
                                                             Contingent Annuitant, then
                                                             the Contingent Annuitant
                                                             becomes the Annuitant and
                                                             the Contract continues in
                                                             effect (generally using the
                                                             original Maturity Date). The
                                                             proceeds will then be paid
                                                             upon the death of the
                                                             Contingent Annuitant or
                                                             owner.
---------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE         See death of "owner who is                                    Yes
CONTRACT OWNER)               the Annuitant" above.
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
---------------------------------------------------------------------------------------------------------------

ANNUITANT (WHERE OWNER IS A   The beneficiary (ies), or if                                  Yes (Death of
NON-NATURAL ENTITY/TRUST)     none, to the owner.                                           Annuitant is
                                                                                            treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
---------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT          No death proceeds are                                         N/A
(ASSUMING ANNUITANT IS STILL  payable; Contract continues.
ALIVE)
---------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------



                               QUALIFIED CONTRACTS



---------------------------------------------------------------------------------------------------------------
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                         MANDATORY PAYOUT
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                         RULES APPLY *
---------------------------------------------------------------------------------------------------------------

OWNER/ANNUITANT               The beneficiary (ies), or if   The beneficiary elects to      Yes
                              none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive a distribution.
---------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------



---------

* Certain payout rules of the Code are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5-year payout option is not available.


SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)


Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.


If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.




All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.



Please note that spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts. Please consult a tax advisor before electing this option.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)


If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.


If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     -    transfer ownership

     -    take a loan

     -    make additional Purchase Payments


The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.


DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.


                                 LIVING BENEFITS

--------------------------------------------------------------------------------





GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")





For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your Contract each year.



AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III" ; we may refer to any one of these as GMWB. The availability of each rider is shown below.




--------------------------------------------------------------------------------------------------------------
         NAME OF RIDER:                    GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
ALSO CALLED:                         Principal Guarantee       Principal Guarantee       Principal Guarantee
                                                                                                Value
--------------------------------------------------------------------------------------------------------------
AVAILABILITY:                         Not available for       Available on or after     Available on or after
                                    purchase on or after        March 28, 2005 if         March 28, 2005 if
                                   March 28, 2005, unless    approved in your state    approved in your state
                                   GMWB II is not approved
                                        in your state
--------------------------------------------------------------------------------------------------------------

You may elect a GMWB rider only at the time of your initial purchase of the Contract.



REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your Contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.



ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.



The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:




--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
If you make your first                    5% of RBB                 5% of RBB                 5% of RBB
withdrawal before the 3rd
anniversary
after you purchase GMWB:
--------------------------------------------------------------------------------------------------------------
If you make your first                   10% of RBB                10% of RBB                 5% of RBB
withdrawal after the 3(rd)
anniversary after you purchase
GMWB:
--------------------------------------------------------------------------------------------------------------




ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.



We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.



WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.



However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:



IF YOU SELECT GMWB II OR GMWB III:



     - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.



     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.



IF YOU PURCHASED GMWB I:



     - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.



     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.



We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.



WITHDRAWAL EXAMPLES. The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:



                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III




--------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
--------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
--------------------------------------------------------------------------------------------------------------------------

VALUES AS OF
--------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $5,000         $100,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $5,000          $90,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
PARTIAL
WITHDRAWAL
REDUCTION
(PWR)             N/A         (100,000 x           [5,000 x (1-         N/A         (100,000 x           [5,000 x (1-
                           10,000/110,000) =    90,000/100,000)] =               10,000/90,000) =     88,889/100,000)] =
                                 9,091                  500                           $11,111                $556
--------------------------------------------------------------------------------------------------------------------------
GREATER OF
PWR OR THE
DOLLAR AMOUNT
OF THE
WITHDRAWAL                      $10,000                                               $11,111

                            (10,000>9,091)                                        (11,111>10,000)
--------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $10,000                $500           $10,000         $11,111                $556
--------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
AFTER
WITHDRAWAL     $100,000         $90,000               $4,500          $80,000         $88,889               $4,444
--------------------------------------------------------------------------------------------------------------------------




                          WITHDRAWAL EXAMPLE FOR GMWB I




--------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
--------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
--------------------------------------------------------------------------------------------------------------------------

VALUES AS OF
--------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $5,000         $100,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $5,000          $90,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
AFTER
WITHDRAWAL     $100,000         $90,909               $4,545          $80,000         $88,889               $4,444

                         [100,000 -- (100,000         [(5,000                  [100,000 -- (100,000        [5,000 x
                           x10,000/110,000)]     x90,909/100,000)]               x10,000/90,000)]      (88,889/100,000)]
--------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $9,091                 $455           $10,000         $11,111                $556
--------------------------------------------------------------------------------------------------------------------------

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY). If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.



For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:



     - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:



          -    a qualified retirement plan (Code Section 401),



          -    a tax-sheltered annuity (Code Section 403(b)),



          -    an individual retirement account (Code Sections 408(a)),



          -    an individual retirement annuity (Code Section 408(b)), or



          -    a qualified deferred compensation plan (Code Section 457).



          Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).



     - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;



     - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or



     - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004-9 , Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).



You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:



     - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.



          You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.



     - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.



RESET (GMWB I AND GMWB II ONLY). If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.



Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.



If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.



Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the charge may increase if you elect to reset the RBB (the charge will never exceed the guaranteed maximum charge). Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.



INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)



We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.



If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.



GMWB CHARGE. The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted each business day from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
Current Annual Charge                       0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
Maximum Annual Charge After a               1.00%                     1.00%                      N/A
Reset
--------------------------------------------------------------------------------------------------------------




MAXIMUM RBB. Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.



Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.



TERMINATION. Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5(th) anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.



OTHER INFORMATION ABOUT GMWB. If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:



     - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.



     - The total annual payment amount will equal the AWB and will never exceed your RBB, and



     - We will no longer accept subsequent Purchase Payments into the Contract.



If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.



Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.



COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III



The following chart may help you decide which version of GMWB is best for you.




--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
AWB                                  5% of RBB if first        5% of RBB if first             5% of RBB
                                   withdrawal before 3(rd)   withdrawal before 3(rd)
                                   anniversary 10% of RBB    anniversary 10% of RBB
                                     if first withdrawal       if first withdrawal
                                   after 3(rd) anniversary   after 3(rd) anniversary
--------------------------------------------------------------------------------------------------------------
ANNUAL CHARGE                               0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
RESET                                        Yes                       Yes                       No
--------------------------------------------------------------------------------------------------------------
CAN I CANCEL MY GMWB?                        No               Yes, after the 5(th)      Yes, after the 5(th)
                                                               anniversary of GMWB       anniversary of GMWB
                                                                    purchase                  purchase
--------------------------------------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS                      No                        Yes                       Yes
--------------------------------------------------------------------------------------------------------------
WAIVER OF RECALCULATION OF AWB               No                        Yes                       Yes
FOR DISTRIBUTIONS FROM TAX-
QUALIFIED PLANS
--------------------------------------------------------------------------------------------------------------

                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------



MATURITY DATE



Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life;
(b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states. Please be aware that once the Contract is annuitized, you are ineligible to receive the death benefit you have selected and any living benefit rider is terminated.





Unless you elect otherwise, the Maturity Date will be the Annuitant's 90(th) birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us). (For Contracts issued in Florida and New York, the Maturity Date you elect may not be later than the Annuitant's 90(th) birthday.)


At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.


DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.



The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.



DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding


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options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.


FIXED ANNUITY


You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Annuity Tables in effect on the Maturity Date.


                                 PAYMENT OPTIONS

--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.


During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See "Annuity Options.")



The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.


On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS


Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.


Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue


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

to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.


Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected. Please note that Option 5 may not satisfy minimum required distribution rules for Qualified Contracts. Please consult a tax advisor before electing this option.





Option 6 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.



VARIABLE LIQUIDITY BENEFIT



This benefit is only offered with the annuity option "Payments for a Fixed Period without Life Contingency." At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to the present value of remaining certain payments. The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.




                        MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------

RIGHT TO RETURN


You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.


If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION


We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Accordingly, no Contract will be terminated due solely to negative investment performance. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value. Federal tax law may impose additional restrictions on our right to cancel your traditional IRA, Roth IRA or other Qualified Contract.


REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate

Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

                              THE SEPARATE ACCOUNTS

--------------------------------------------------------------------------------


MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 and MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002, respectively. References to "Separate Account" refer either to MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 or MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002, depending on the issuer of your Contract. Both MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 and MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002 were established on September 17, 2002 and are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.



We hold the assets of MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 and MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002 for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims-paying ability of the Company.



All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.



Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.



We reserve the right to transfer assets of the Separate Account to another separate account, and/or to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.


PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------


The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.



You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).



GENERAL TAXATION OF ANNUITIES



Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%). The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.



STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.



PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.



TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.



FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.



TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED



QUALIFIED ANNUITY CONTRACTS



If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.



The Contract has been submitted to the IRS for review and is awaiting approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse consequences.



TAXATION OF QUALIFIED ANNUITY CONTRACTS



Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.



MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS



Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more
IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB, if available in your contract) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.



MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.



NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), OR 408 (INCLUDING IRA OWNERS): While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.



INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $4,000 for calendar year 2007, $5,000 for 2008, and may be indexed for inflation in future years. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.



Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).



Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.



Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $45,000 or 100% of pay for each participant in 2007.

ROTH IRAS



Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.



Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.



TSAS (ERISA AND NON-ERISA)



GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.



In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).



Note: Proposed income tax regulations issued in November 2004 would require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract or sec.403(b)(7) custodial account, (b) significant restrictions on the ability for participants to direct proceeds between 403(b) annuity contracts and (c) additional restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.



The proposed regulations will generally not be effective until taxable years beginning after December 31, 2007 at the earliest, and may not be relied on until issued in final form. However, certain aspects including a proposed prohibition on the use of life insurance contracts under 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective unless revised or revoked in final regulations.



WITHDRAWALS AND INCOME PAYMENTS. If you are under 591/2, you cannot withdraw money from your TSA Contract unless the withdrawal:



     - Relates to purchase payments made prior to 1989 (and pre-1989 earnings on those purchase payments);



     - Is directly transferred to another permissible investment under sec.403(b) arrangements;



     -    Relates to amounts that are not salary reduction elective deferrals;



     - Occurs after you die, leave your job or become disabled (as defined by the Code); or



     - Is for financial hardship (but only to the extent of purchase payments) if your plan allows it.



DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Effective January 1, 2006, employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:



     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.



     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).



     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.



     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.



     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.



     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.



Many of the federal income tax rules pertaining to Designated Roth Accounts have not yet been finalized. Both you and your employer should consult their own tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.



The following general tax rules are based on our understanding of the Code and any regulations issued through December 31, 2005, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:



The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.



Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.



In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).



If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").



Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.



Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

LOANS. If your TSA Contract permits loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.



The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.



Your Contract will indicated whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.



NON-QUALIFIED ANNUITY CONTRACTS



If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.



Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.



Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:



     -    a non-taxable return of your Purchase Payment; or



     -    a taxable payment of earnings.



We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.



If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.



PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.



PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received under that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.



We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.



DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES



The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.



OWNERSHIP OF THE INVESTMENTS



In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.



TAXATION OF DEATH BENEFIT PROCEEDS



Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.



OTHER TAX CONSIDERATIONS



TREATMENT OF CHARGES FOR OPTIONAL BENEFITS



The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax advisor before selecting any rider or endorsement to the Contract.



GUARANTEED MINIMUM WITHDRAWAL BENEFIT. If you have purchased a Guaranteed Minimum Withdrawal Benefit (GMWB), where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, MetLife intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Minimum Withdrawal Benefit exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.



In the event that the Contract Value goes to zero, and either the Remaining Benefit Base is paid out in fixed installments, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.



MetLife reserves the right to change its tax reporting practices where we determine that it is not in accordance with IRS guidance (whether formal or informal).



PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.



NON-RESIDENT ALIENS



Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.



TAX CREDITS AND DEDUCTIONS



The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to contract owners since the Company is the owner of the assets from which the tax benefits are derived.

                                OTHER INFORMATION

--------------------------------------------------------------------------------


Vintage Access is a service mark of Citigroup, Inc. or its affiliates and is used by MetLife, Inc. and its affiliates under license.


THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.


MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



MetLife Life and Annuity Company of Connecticut is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.


FINANCIAL STATEMENTS


The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.


DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS




DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. Prior to October 20, 2006, the principal underwriter and distributor was MLI Distribution LLC, which merged with and into MLIDC on that date. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.



MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").



MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Company no longer offers the Contracts to new purchasers, but it continues to accept purchase payments from existing Contract Owners.



COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.



We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the funds in the American Funds Investment Series for services it provides in marketing the funds' shares in connection with the contract.



The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their other affiliates MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. See the "Statement of Additional Information -- DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT" for a list of the broker-dealer firms that received such additional compensation during 2006, as well as the range of additional compensation paid.



The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds which may be offered in the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers, LLC and MetLife Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.



SALES BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contracts is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.



Registered representatives of our affiliates, MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, receive cash payments for the products they sell and service based upon a "gross dealer concession" model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representative are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.



The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.




CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS


The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.


RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS


In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------



     METLIFE INSURANCE COMPANY OF CT VARIABLE ANNUITY SEPARATE ACCOUNT 2002
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.80%





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (3/03).................................  2006        1.474            1.539               --
                                                     2005        1.435            1.474           13,259
                                                     2004        1.313            1.435               --
                                                     2003        1.000            1.313               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03).................................  2006        1.435            1.400               --
                                                     2005        1.272            1.435               --
                                                     2004        1.195            1.272               --
                                                     2003        1.000            1.195               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (3/03)...........................................  2006        1.715            2.028          361,129
                                                     2005        1.530            1.715          126,514
                                                     2004        1.373            1.530           74,543
                                                     2003        1.000            1.373               --

  American Funds Growth Subaccount (Class 2)
  (3/03)...........................................  2006        1.703            1.844          642,261
                                                     2005        1.492            1.703          477,055
                                                     2004        1.350            1.492          205,142
                                                     2003        1.000            1.350           24,218

  American Funds Growth-Income Subaccount (Class 2)
  (3/03)...........................................  2006        1.489            1.685          713,995
                                                     2005        1.432            1.489          494,459
                                                     2004        1.321            1.432          229,220
                                                     2003        1.000            1.321           35,637

                                 SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Capital Appreciation Fund
  Capital Appreciation Fund (3/03).................  2006        1.689            1.670               --
                                                     2005        1.455            1.689           31,926
                                                     2004        1.239            1.455               --
                                                     2003        1.000            1.239               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03)...........................................  2006        1.767            2.302               --
                                                     2005        1.679            1.767           20,631
                                                     2004        1.301            1.679               --
                                                     2003        1.000            1.301               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.304            1.417               --
                                                     2005        1.205            1.304               --
                                                     2004        1.074            1.205               --
                                                     2003        1.000            1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.301            1.449               --
                                                     2005        1.203            1.301           41,203
                                                     2004        1.067            1.203               --
                                                     2003        1.000            1.067               --

Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Franklin Income Securities Subaccount
  (Class 2) (5/05).................................  2006        1.031            1.198          820,739
                                                     2005        1.000            1.031          263,063

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (3/03)......................  2006        1.575            1.681           22,152
                                                     2005        1.530            1.575           22,174
                                                     2004        1.398            1.530           16,786
                                                     2003        1.000            1.398            2,000

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)........................................  2006        1.518            1.765               --
                                                     2005        1.398            1.518          181,951
                                                     2004        1.264            1.398           40,445
                                                     2003        1.000            1.264               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)......................  2006        2.214            2.785          167,146
                                                     2005        1.769            2.214           21,391
                                                     2004        1.444            1.769           10,655
                                                     2003        1.000            1.444               --

                                 SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03).................................  2006        1.773            2.115          121,097
                                                     2005        1.638            1.773          143,783
                                                     2004        1.407            1.638           44,199
                                                     2003        1.000            1.407            1,000

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03).................................  2006        1.684            2.015               --
                                                     2005        1.575            1.684           79,380
                                                     2004        1.382            1.575            6,457
                                                     2003        1.000            1.382               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (3/03)...................................  2006        1.716            1.910               --
                                                     2005        1.559            1.716               --
                                                     2004        1.318            1.559            2,007
                                                     2003        1.000            1.318            2,007

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)....  2006        1.536            1.720               --
                                                     2005        1.503            1.536            6,768
                                                     2004        1.332            1.503               --
                                                     2003        1.000            1.332               --

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (3/03)........  2006        1.210            1.402            7,236
                                                     2005        1.235            1.210            7,236
                                                     2004        1.216            1.235            8,236
                                                     2003        1.000            1.216            1,000

  LMPIS Premier Selections All Cap Growth
  Subaccount (3/03)................................  2006        1.390            1.465               --
                                                     2005        1.331            1.390               --
                                                     2004        1.317            1.331            1,000
                                                     2003        1.000            1.317            1,000

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (3/03)...........................................  2006        1.683            1.866           10,932
                                                     2005        1.634            1.683           12,861
                                                     2004        1.439            1.634            1,000
                                                     2003        1.000            1.439            1,000

                                 SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).......  2006        1.529            1.774           22,404
                                                     2005        1.496            1.529           22,408
                                                     2004        1.406            1.496           22,411
                                                     2003        1.000            1.406               --

  LMPVPI Investors Subaccount (Class I) (3/03).....  2006        1.507            1.750           65,300
                                                     2005        1.440            1.507           69,486
                                                     2004        1.328            1.440           41,184
                                                     2003        1.000            1.328               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (3/03)...........................................  2006        1.785            1.977            5,301
                                                     2005        1.732            1.785            5,301
                                                     2004        1.532            1.732            5,756
                                                     2003        1.000            1.532               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (3/03)...........  2006        1.340            1.511          378,582
                                                     2005        1.308            1.340          126,696
                                                     2004        1.224            1.308           25,456
                                                     2003        1.000            1.224           15,635

  LMPVPII Diversified Strategic Income Subaccount
  (3/03)...........................................  2006        1.138            1.178           59,286
                                                     2005        1.129            1.138           57,517
                                                     2004        1.077            1.129           33,476
                                                     2003        1.000            1.077            1,000

  LMPVPII Equity Index Subaccount (Class II)
  (3/03)...........................................  2006        1.401            1.585           30,133
                                                     2005        1.369            1.401           30,537
                                                     2004        1.264            1.369           25,069
                                                     2003        1.000            1.264               --

  LMPVPII Fundamental Value Subaccount (3/03)......  2006        1.542            1.769           78,920
                                                     2005        1.498            1.542           97,170
                                                     2004        1.410            1.498           60,356
                                                     2003        1.000            1.410            2,008

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount
  (9/03)...........................................  2006        0.997            1.020          133,961
                                                     2005        0.992            0.997          106,311
                                                     2004        0.998            0.992          162,467
                                                     2003        1.000            0.998               --

                                 SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIII Aggressive Growth Subaccount (3/03).....  2006        1.542            1.648          165,864
                                                     2005        1.406            1.542          181,681
                                                     2004        1.302            1.406           78,678
                                                     2003        1.000            1.302           12,641

  LMPVPIII High Income Subaccount (3/03)...........  2006        1.296            1.413          182,382
                                                     2005        1.286            1.296          195,440
                                                     2004        1.186            1.286           51,934
                                                     2003        1.000            1.186            1,000

  LMPVPIII Large Cap Growth Subaccount (3/03)......  2006        1.410            1.449           65,133
                                                     2005        1.364            1.410           70,058
                                                     2004        1.384            1.364           26,136
                                                     2003        1.000            1.384           14,848

  LMPVPIII Mid Cap Core Subaccount (3/03)..........  2006        1.499            1.690           13,357
                                                     2005        1.409            1.499           13,366
                                                     2004        1.299            1.409           17,630
                                                     2003        1.000            1.299            1,014

  LMPVPIII Money Market Subaccount (3/03)..........  2006        0.991            1.019           15,525
                                                     2005        0.982            0.991          298,751
                                                     2004        0.991            0.982          326,129
                                                     2003        1.000            0.991           29,412

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (3/03)..........................  2006        1.393            1.554          311,208
                                                     2005        1.347            1.393          343,429
                                                     2004        1.286            1.347          153,628
                                                     2003        1.000            1.286           28,399

  LMPVPIV Multiple Discipline Subaccount-Balanced
  All Cap Growth and Value (3/03)..................  2006        1.258            1.365          699,299
                                                     2005        1.229            1.258          948,369
                                                     2004        1.191            1.229          817,319
                                                     2003        1.000            1.191          171,664

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (3/03)......................  2006        1.484            1.679          356,289
                                                     2005        1.418            1.484          357,728
                                                     2004        1.310            1.418          358,686
                                                     2003        1.000            1.310            7,252

                                 SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (3/03)..........................  2006        1.353            1.492           21,358
                                                     2005        1.330            1.353           21,364
                                                     2004        1.269            1.330           23,370
                                                     2003        1.000            1.269            2,000

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class
  VC) (5/03).......................................  2006        1.393            1.604           63,882
                                                     2005        1.373            1.393           72,663
                                                     2004        1.241            1.373           15,864
                                                     2003        1.000            1.241               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)...........................................  2006        1.627            1.793           62,157
                                                     2005        1.531            1.627           67,831
                                                     2004        1.256            1.531           22,640
                                                     2003        1.000            1.256               --

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class
  A) (1/70)........................................  2006        1.616            1.709            5,030

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (1/70)...........................................  2006        1.124            1.196           11,080

  MIST Harris Oakmark International Subaccount
  (Class A) (1/70) *...............................  2006        1.862            2.049           89,169

  MIST Janus Capital Appreciation Subaccount (Class
  A) (1/70)........................................  2006        1.670            1.710           31,926

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70).................................  2006        1.001            1.074          846,517

  MIST Lord Abbett Mid-Cap Value Subaccount (Class
  B) (1/70)........................................  2006        0.971            1.071               --

  MIST Met/AIM Capital Appreciation Subaccount
  (Class A) (1/70).................................  2006        1.499            1.479               --

  MIST Met/AIM Small Cap Growth Subaccount (Class
  A) (1/70)........................................  2006        1.234            1.223               --

  MIST MFS(R) Value Subaccount (Class A) (1/70)....  2006        1.264            1.395           19,503

  MIST Neuberger Berman Real Estate Subaccount
  (Class A) (1/70).................................  2006        1.003            1.218           38,057

  MIST Pioneer Fund Subaccount (Class A) (1/70)....  2006        1.462            1.570          134,263

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70)...........................................  2006        1.054            1.108               --

  MIST Pioneer Strategic Income Subaccount (Class
  A) (1/70)........................................  2006        1.123            1.162          132,030

                                 SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MIST Third Avenue Small Cap Value Subaccount
  (Class B) (1/70).................................  2006        1.003            1.027           93,004

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)........................................  2006        1.584            1.544           18,508

  MSF BlackRock Bond Income Subaccount (Class E)
  (1/70)...........................................  2006        1.000            1.077          207,166

  MSF Capital Guardian U.S. Equity Subaccount
  (Class A) (1/70).................................  2006        1.000            1.414           66,963

  MSF FI Large Cap Subaccount (Class A) (1/70).....  2006        1.410            1.428           13,196

  MSF FI Value Leaders Subaccount (Class D)
  (1/70)...........................................  2006        1.537            1.575           97,017

  MSF MetLife Aggressive Allocation Subaccount
  (1/70)...........................................  2006        1.002            1.059               --

  MSF MetLife Conservative Allocation Subaccount
  (1/70)...........................................  2006        1.001            1.041               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (1/70)................................  2006        1.002            1.048               --

  MSF MetLife Moderate Allocation Subaccount
  (1/70)...........................................  2006        1.002            1.053               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (1/70)................................  2006        1.002            1.058               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70)...........................................  2006        1.337            1.427          194,087

  MSF Oppenheimer Global Equity Subaccount (Class
  B) (1/70) *......................................  2006        0.996            1.050          146,163

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70).................................  2006        0.998            1.067               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)....................................  2006        1.121            1.109          376,084
                                                     2005        1.118            1.121          402,925
                                                     2004        1.045            1.118          210,200
                                                     2003        1.000            1.045               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)....................................  2006        1.060            1.081          931,973
                                                     2005        1.053            1.060          344,396
                                                     2004        1.022            1.053          136,536
                                                     2003        1.000            1.022            6,058

                                 SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).......................................  2006        1.735            2.176               --
                                                     2005        1.574            1.735               --
                                                     2004        1.379            1.574               --
                                                     2003        1.000            1.379               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03)...........................................  2006        2.015            2.321               --
                                                     2005        1.916            2.015               --
                                                     2004        1.546            1.916               --
                                                     2003        1.000            1.546               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03)...........................................  2006        1.408            1.499               --
                                                     2005        1.319            1.408               --
                                                     2004        1.261            1.319               --
                                                     2003        1.000            1.261               --

  Travelers Equity Income Subaccount (3/03)........  2006        1.464            1.537               --
                                                     2005        1.426            1.464           97,576
                                                     2004        1.322            1.426           44,350
                                                     2003        1.000            1.322               --

  Travelers Large Cap Subaccount (3/03)............  2006        1.369            1.410               --
                                                     2005        1.283            1.369            7,856
                                                     2004        1.226            1.283               --
                                                     2003        1.000            1.226               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)................................  2006        1.027            1.091               --
                                                     2005        1.000            1.027               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (12/05)...............................  2006        1.009            1.012               --
                                                     2005        1.006            1.009               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)................................  2006        1.038            1.075               --
                                                     2005        0.994            1.038               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).....................  2006        1.051            1.096               --
                                                     2005        1.000            1.051               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05)...................  2006        1.024            1.044               --
                                                     2005        1.000            1.024               --

                                 SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Managed Income Subaccount (3/03).......  2006        1.050            1.039               --
                                                     2005        1.054            1.050          242,801
                                                     2004        1.044            1.054          116,855
                                                     2003        1.000            1.044            1,994

  Travelers Mercury Large Cap Core Subaccount
  (3/03)...........................................  2006        1.523            1.616               --
                                                     2005        1.383            1.523            5,703
                                                     2004        1.215            1.383            4,058
                                                     2003        1.000            1.215            5,450

  Travelers MFS(R) Mid Cap Growth Subaccount
  (3/03)...........................................  2006        1.498            1.584               --
                                                     2005        1.479            1.498           28,625
                                                     2004        1.320            1.479               --
                                                     2003        1.000            1.320               --

  Travelers MFS(R) Total Return Subaccount (3/03)..  2006        1.296            1.337               --
                                                     2005        1.281            1.296          240,148
                                                     2004        1.170            1.281           95,126
                                                     2003        1.000            1.170               --

  Travelers MFS(R) Value Subaccount (5/04).........  2006        1.170            1.264               --
                                                     2005        1.119            1.170           20,909
                                                     2004        1.000            1.119               --

  Travelers Mondrian International Stock Subaccount
  (3/03)...........................................  2006        1.622            1.862               --
                                                     2005        1.508            1.622          110,871
                                                     2004        1.326            1.508           53,602
                                                     2003        1.000            1.326               --

  Travelers Pioneer Fund Subaccount (5/03).........  2006        1.379            1.462               --
                                                     2005        1.325            1.379          175,808
                                                     2004        1.214            1.325           56,561
                                                     2003        1.000            1.214               --

  Travelers Pioneer Mid Cap Value Subaccount
  (7/05)...........................................  2006        1.002            1.054               --
                                                     2005        1.000            1.002               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04)...........................................  2006        1.113            1.123               --
                                                     2005        1.093            1.113           91,666
                                                     2004        1.000            1.093           13,243

  Travelers Strategic Equity Subaccount (3/03).....  2006        1.380            1.439               --
                                                     2005        1.377            1.380            5,234
                                                     2004        1.272            1.377               --
                                                     2003        1.000            1.272               --

                                 SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)................................  2006        1.072            1.234               --
                                                     2005        1.000            1.072               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)................................  2006        0.981            1.124               --
                                                     2005        1.000            0.981           11,080

  Travelers Van Kampen Enterprise Subaccount
  (3/03)...........................................  2006        1.328            1.378               --
                                                     2005        1.254            1.328           67,707
                                                     2004        1.229            1.254            1,000
                                                     2003        1.000            1.229            1,000

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (3/03)........................................  2006        1.354            1.368            5,883
                                                     2005        1.278            1.354            5,883
                                                     2004        1.215            1.278            7,883
                                                     2003        1.000            1.215            2,000

Variable Insurance Products Fund
  VIP Contrafund(R) Subaccount (Service Class)
  (3/03)...........................................  2006        1.676            1.837           91,310
                                                     2005        1.460            1.676           97,502
                                                     2004        1.289            1.460           37,549
                                                     2003        1.000            1.289            2,003

  VIP Mid Cap Subaccount (Service Class 2) (3/03)..  2006        2.047            2.260           62,428
                                                     2005        1.766            2.047           43,707
                                                     2004        1.442            1.766           30,239
                                                     2003        1.000            1.442               --






                         SEPARATE ACCOUNT CHARGES 2.70%





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (3/03).................................  2006        1.004            1.046               --
                                                     2005        1.000            1.004               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03).................................  2006        1.151            1.113               --
                                                     2005        1.000            1.151               --

                                 SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (3/03)...........................................  2006        1.112            1.304               --
                                                     2005        1.000            1.112               --

  American Funds Growth Subaccount (Class 2)
  (3/03)...........................................  2006        1.139            1.222           94,596
                                                     2005        1.000            1.139           94,596

  American Funds Growth-Income Subaccount (Class 2)
  (3/03)...........................................  2006        1.035            1.161               --
                                                     2005        1.000            1.035               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/03).................  2006        1.161            1.145               --
                                                     2005        1.000            1.161               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03)...........................................  2006        1.080            1.394               --
                                                     2005        1.000            1.080               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.072            1.162               --
                                                     2005        1.000            1.072               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.099            1.220               --
                                                     2005        1.000            1.099               --

Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Franklin Income Securities Subaccount
  (Class 2) (5/05).................................  2006        1.025            1.180               --
                                                     2005        1.000            1.025               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (3/03)......................  2006        1.047            1.108               --
                                                     2005        1.000            1.047               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)........................................  2006        1.075            1.239               --
                                                     2005        1.000            1.075               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)......................  2006        1.203            1.500           18,009
                                                     2005        1.000            1.203           18,009

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03).................................  2006        1.067            1.262           92,200
                                                     2005        1.000            1.067           92,200

                                 SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03).................................  2006        1.058            1.254               --
                                                     2005        1.000            1.058               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (3/03)...................................  2006        1.099            1.212               --
                                                     2005        1.000            1.099               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)....  2006        1.025            1.139               --
                                                     2005        1.000            1.025               --

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (3/03)........  2006        0.975            1.119               --
                                                     2005        1.000            0.975               --

  LMPIS Premier Selections All Cap Growth
  Subaccount (3/03)................................  2006        1.038            1.085               --
                                                     2005        1.000            1.038               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (3/03)...........................................  2006        1.071            1.176               --
                                                     2005        1.000            1.071               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).......  2006        1.029            1.183               --
                                                     2005        1.000            1.029               --

  LMPVPI Investors Subaccount (Class I) (3/03).....  2006        1.041            1.199           33,806
                                                     2005        1.000            1.041           33,806

  LMPVPI Small Cap Growth Subaccount (Class I)
  (3/03)...........................................  2006        1.070            1.175               --
                                                     2005        1.000            1.070               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (3/03)...........  2006        1.009            1.128               --
                                                     2005        1.000            1.009               --

  LMPVPII Diversified Strategic Income Subaccount
  (3/03)...........................................  2006        0.991            1.017               --
                                                     2005        1.000            0.991               --

  LMPVPII Equity Index Subaccount (Class II)
  (3/03)...........................................  2006        1.022            1.145               --
                                                     2005        1.000            1.022               --

  LMPVPII Fundamental Value Subaccount (3/03)......  2006        1.035            1.176           25,432
                                                     2005        1.000            1.035           25,432

                                 SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount
  (9/03)...........................................  2006        0.997            1.010               --
                                                     2005        1.000            0.997               --

  LMPVPIII Aggressive Growth Subaccount (3/03).....  2006        1.103            1.168               --
                                                     2005        1.000            1.103               --

  LMPVPIII High Income Subaccount (3/03)...........  2006        0.993            1.073               --
                                                     2005        1.000            0.993               --

  LMPVPIII Large Cap Growth Subaccount (3/03)......  2006        1.050            1.069           38,455
                                                     2005        1.000            1.050           38,455

  LMPVPIII Mid Cap Core Subaccount (3/03)..........  2006        1.065            1.190               --
                                                     2005        1.000            1.065               --

  LMPVPIII Money Market Subaccount (3/03)..........  2006        1.002            1.020               --
                                                     2005        1.000            1.002               --

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (3/03)..........................  2006        1.039            1.149               --
                                                     2005        1.000            1.039               --

  LMPVPIV Multiple Discipline Subaccount-Balanced
  All Cap Growth and Value (3/03)..................  2006        1.024            1.102               --
                                                     2005        1.000            1.024               --

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (3/03)......................  2006        1.049            1.176               --
                                                     2005        1.000            1.049               --

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (3/03)..........................  2006        1.013            1.108               --
                                                     2005        1.000            1.013               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class
  VC) (5/03).......................................  2006        1.020            1.164           40,260
                                                     2005        1.000            1.020           40,260

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)...........................................  2006        1.069            1.168               --
                                                     2005        1.000            1.069               --

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class
  A) (1/70)........................................  2006        1.148            1.206           37,866

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (1/70)...........................................  2006        1.116            1.181           15,825

                                 SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MIST Harris Oakmark International Subaccount
  (Class A) (1/70) *...............................  2006        1.217            1.331           25,692

  MIST Janus Capital Appreciation Subaccount (Class
  A) (1/70)........................................  2006        1.145            1.165               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70).................................  2006        1.001            1.068               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class
  B) (1/70)........................................  2006        0.970            1.064               --

  MIST Met/AIM Capital Appreciation Subaccount
  (Class A) (1/70).................................  2006        1.141            1.119               --

  MIST Met/AIM Small Cap Growth Subaccount (Class
  A) (1/70)........................................  2006        1.224            1.206           14,740

  MIST MFS(R) Value Subaccount (Class A) (1/70)....  2006        1.110            1.217               --

  MIST Neuberger Berman Real Estate Subaccount
  (Class A) (1/70).................................  2006        1.003            1.211               --

  MIST Pioneer Fund Subaccount (Class A) (1/70)....  2006        1.099            1.173               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70)...........................................  2006        1.046            1.093               --

  MIST Pioneer Strategic Income Subaccount (Class
  A) (1/70)........................................  2006        1.008            1.037               --

  MIST Third Avenue Small Cap Value Subaccount
  (Class B) (1/70).................................  2006        1.003            1.021               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)........................................  2006        1.098            1.064               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (1/70)...........................................  2006        1.000            1.001               --

  MSF Capital Guardian U.S. Equity Subaccount
  (Class A) (1/70).................................  2006        1.000            1.126               --

  MSF FI Large Cap Subaccount (Class A) (1/70).....  2006        1.099            1.106               --

  MSF FI Value Leaders Subaccount (Class D)
  (1/70)...........................................  2006        1.072            1.092               --

  MSF MetLife Aggressive Allocation Subaccount
  (1/70)...........................................  2006        1.002            1.052               --

  MSF MetLife Conservative Allocation Subaccount
  (1/70)...........................................  2006        1.001            1.035               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (1/70)................................  2006        1.002            1.042               --

  MSF MetLife Moderate Allocation Subaccount
  (1/70)...........................................  2006        1.002            1.047          315,261

                                 SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (1/70)................................  2006        1.002            1.052               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70)...........................................  2006        1.033            1.096               --

  MSF Oppenheimer Global Equity Subaccount (Class
  B) (1/70) *......................................  2006        0.996            1.043               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70).................................  2006        0.998            1.061               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)....................................  2006        0.986            0.966               --
                                                     2005        1.000            0.986               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)....................................  2006        0.994            1.005           24,590
                                                     2005        1.000            0.994           24,590

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).......................................  2006        1.091            1.357               --
                                                     2005        1.000            1.091               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03)...........................................  2006        1.049            1.198               --
                                                     2005        1.000            1.049               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03)...........................................  2006        1.075            1.141               --
                                                     2005        1.000            1.075               --

  Travelers Equity Income Subaccount (3/03)........  2006        1.024            1.072               --
                                                     2005        1.000            1.024               --

  Travelers Large Cap Subaccount (3/03)............  2006        1.070            1.099               --
                                                     2005        1.000            1.070               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)................................  2006        1.024            1.085               --
                                                     2005        1.000            1.024               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (12/05)...............................  2006        1.005            1.005               --
                                                     2005        1.003            1.005               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)................................  2006        1.033            1.066               --

                                 SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).....................  2006        1.046            1.087               --
                                                     2005        1.000            1.046               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05)...................  2006        1.020            1.036               --
                                                     2005        1.000            1.020               --

  Travelers Managed Income Subaccount (3/03).......  2006        0.984            0.971               --
                                                     2005        1.000            0.984               --

  Travelers Mercury Large Cap Core Subaccount
  (3/03)...........................................  2006        1.085            1.148               --
                                                     2005        1.000            1.085           37,866

  Travelers MFS(R) Mid Cap Growth Subaccount
  (3/03)...........................................  2006        1.041            1.098               --
                                                     2005        1.000            1.041               --

  Travelers MFS(R) Total Return Subaccount (3/03)..  2006        1.004            1.033               --
                                                     2005        1.000            1.004               --

  Travelers MFS(R) Value Subaccount (5/04).........  2006        1.031            1.110               --
                                                     2005        1.000            1.031               --

  Travelers Mondrian International Stock Subaccount
  (3/03)...........................................  2006        1.063            1.217               --
                                                     2005        1.000            1.063           25,692

  Travelers Pioneer Fund Subaccount (5/03).........  2006        1.039            1.099               --
                                                     2005        1.000            1.039               --

  Travelers Pioneer Mid Cap Value Subaccount
  (7/05)...........................................  2006        0.998            1.046               --
                                                     2005        1.000            0.998               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04)...........................................  2006        1.002            1.008               --
                                                     2005        1.000            1.002               --

  Travelers Strategic Equity Subaccount (3/03).....  2006        1.039            1.080               --
                                                     2005        1.000            1.039               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)................................  2006        1.067            1.224               --
                                                     2005        1.000            1.067           14,740

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)................................  2006        0.977            1.116               --
                                                     2005        1.000            0.977           15,825

                                                     INV-
                                                     EST-
                                                     MENT
                                                     OBJ-      INVESTMENT
                      FUNDING                        ECT-    ADVISER/SUBAD-
                       OPTION                         IVE        VISER
---------------------------------------------------  ----  -----------------


  Travelers Van Kampen Enterprise Subaccount
  (3/03)...........................................  2006        1.066            1.103               --
                                                     2005        1.000            1.066               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (3/03)........................................  2006        1.069            1.071               --
                                                     2005        1.000            1.069               --

Variable Insurance Products Fund
  VIP Contrafund(R) Subaccount (Service Class)
  (3/03)...........................................  2006        1.128            1.225               --
                                                     2005        1.000            1.128               --

  VIP Mid Cap Subaccount (Service Class 2) (3/03)..  2006        1.134            1.240           42,187
                                                     2005        1.000            1.134           42,187




---------

* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.





The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.



Number of Units Outstanding at End of Year may include units for Contract Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix C for more information on Variable Funding Option name changes, mergers and substitutions.



Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-MET/AIM Capital Appreciation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

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

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


                                   APPENDIX B

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------



  METLIFE LIFE AND ANNUITY COMPANY OF CT VARIABLE ANNUITY SEPARATE ACCOUNT 2002
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.80%





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (4/03).................................  2006        1.474            1.539                --
                                                     2005        1.435            1.474            46,477
                                                     2004        1.313            1.435            64,752
                                                     2003        1.000            1.313                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03).................................  2006        1.435            1.400                --
                                                     2005        1.272            1.435            10,418
                                                     2004        1.195            1.272            10,418
                                                     2003        1.000            1.195                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (4/03)...........................................  2006        1.715            2.028           403,304
                                                     2005        1.530            1.715           447,397
                                                     2004        1.373            1.530           472,583
                                                     2003        1.000            1.373           299,589

  American Funds Growth Subaccount (Class 2)
  (3/03)...........................................  2006        1.703            1.844           586,583
                                                     2005        1.492            1.703           634,620
                                                     2004        1.350            1.492           617,857
                                                     2003        1.000            1.350           504,328

  American Funds Growth-Income Subaccount (Class 2)
  (3/03)...........................................  2006        1.489            1.685           732,002
                                                     2005        1.432            1.489           786,780
                                                     2004        1.321            1.432           772,045
                                                     2003        1.000            1.321           625,264

                                 SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Capital Appreciation Fund
  Capital Appreciation Fund (6/03).................  2006        1.689            1.670                --
                                                     2005        1.455            1.689                --
                                                     2004        1.239            1.455                --
                                                     2003        1.089            1.239                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/03)...........................................  2006        1.767            2.302                --
                                                     2005        1.679            1.767                --
                                                     2004        1.301            1.679                --
                                                     2003        1.088            1.301                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (12/03)..............................  2006        1.304            1.417                --
                                                     2005        1.205            1.304                --
                                                     2004        1.074            1.205                --
                                                     2003        1.000            1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)..............................  2006        1.301            1.449                --
                                                     2005        1.203            1.301             7,445
                                                     2004        1.067            1.203             7,445
                                                     2003        1.000            1.067                --

Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Franklin Income Securities Subaccount
  (Class 2) (6/05).................................  2006        1.031            1.198            11,510
                                                     2005        1.043            1.031            11,521

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (4/03)......................  2006        1.575            1.681            96,770
                                                     2005        1.530            1.575           121,401
                                                     2004        1.398            1.530           108,563
                                                     2003        1.000            1.398            76,045

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (4/03)........................................  2006        1.518            1.765                --
                                                     2005        1.398            1.518            34,836
                                                     2004        1.264            1.398            33,858
                                                     2003        1.000            1.264                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)......................  2006        2.214            2.785           112,651
                                                     2005        1.769            2.214           127,498
                                                     2004        1.444            1.769           127,618
                                                     2003        1.000            1.444            90,090

                                 SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/03).................................  2006        1.773            2.115           158,784
                                                     2005        1.638            1.773           204,747
                                                     2004        1.407            1.638           217,612
                                                     2003        1.000            1.407           121,178

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/03).................................  2006        1.684            2.015                --
                                                     2005        1.575            1.684            30,498
                                                     2004        1.382            1.575            55,235
                                                     2003        1.115            1.382                --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (3/03)...................................  2006        1.716            1.910            64,024
                                                     2005        1.559            1.716            65,959
                                                     2004        1.318            1.559            67,939
                                                     2003        1.000            1.318            70,642

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)....  2006        1.536            1.720                --
                                                     2005        1.503            1.536            13,845
                                                     2004        1.332            1.503            14,330
                                                     2003        1.000            1.332                --

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (5/03)........  2006        1.210            1.402            68,282
                                                     2005        1.235            1.210            71,641
                                                     2004        1.216            1.235             7,507
                                                     2003        1.000            1.216             7,907

  LMPIS Premier Selections All Cap Growth
  Subaccount (7/03)................................  2006        1.390            1.465                --
                                                     2005        1.331            1.390                --
                                                     2004        1.317            1.331                --
                                                     2003        1.000            1.317                --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (8/03)...........................................  2006        1.683            1.866             3,841
                                                     2005        1.634            1.683             3,841
                                                     2004        1.439            1.634             3,841
                                                     2003        1.000            1.439             3,841

                                 SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).......  2006        1.529            1.774             9,776
                                                     2005        1.496            1.529             9,776
                                                     2004        1.406            1.496             9,776
                                                     2003        1.000            1.406             9,776

  LMPVPI Investors Subaccount (Class I) (3/03).....  2006        1.507            1.750             6,304
                                                     2005        1.440            1.507             6,688
                                                     2004        1.328            1.440             7,083
                                                     2003        1.000            1.328            16,418

  LMPVPI Small Cap Growth Subaccount (Class I)
  (5/03)...........................................  2006        1.785            1.977                --
                                                     2005        1.732            1.785                --
                                                     2004        1.532            1.732                --
                                                     2003        1.000            1.532                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (4/03)...........  2006        1.340            1.511           171,911
                                                     2005        1.308            1.340           210,823
                                                     2004        1.224            1.308           184,877
                                                     2003        1.000            1.224            71,023

  LMPVPII Diversified Strategic Income Subaccount
  (4/03)...........................................  2006        1.138            1.178           181,475
                                                     2005        1.129            1.138           216,920
                                                     2004        1.077            1.129           330,579
                                                     2003        1.000            1.077           664,067

  LMPVPII Equity Index Subaccount (Class II)
  (5/03)...........................................  2006        1.401            1.585            55,780
                                                     2005        1.369            1.401            87,641
                                                     2004        1.264            1.369            89,785
                                                     2003        1.000            1.264            40,091

  LMPVPII Fundamental Value Subaccount (3/03)......  2006        1.542            1.769           169,024
                                                     2005        1.498            1.542           175,780
                                                     2004        1.410            1.498           198,293
                                                     2003        1.000            1.410           196,716

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount
  (9/03)...........................................  2006        0.997            1.020            72,082
                                                     2005        0.992            0.997           127,989
                                                     2004        0.998            0.992           135,129
                                                     2003        1.000            0.998                --

                                 SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIII Aggressive Growth Subaccount (4/03).....  2006        1.542            1.648           321,120
                                                     2005        1.406            1.542           376,756
                                                     2004        1.302            1.406           371,365
                                                     2003        1.000            1.302           337,891

  LMPVPIII High Income Subaccount (3/03)...........  2006        1.296            1.413           567,582
                                                     2005        1.286            1.296           616,619
                                                     2004        1.186            1.286           723,470
                                                     2003        1.000            1.186         1,457,539

  LMPVPIII Large Cap Growth Subaccount (5/03)......  2006        1.410            1.449            46,547
                                                     2005        1.364            1.410            97,486
                                                     2004        1.384            1.364            97,491
                                                     2003        1.000            1.384            96,688

  LMPVPIII Mid Cap Core Subaccount (3/03)..........  2006        1.499            1.690                --
                                                     2005        1.409            1.499                --
                                                     2004        1.299            1.409            12,127
                                                     2003        1.000            1.299                --

  LMPVPIII Money Market Subaccount (3/03)..........  2006        0.991            1.019           625,584
                                                     2005        0.982            0.991           694,902
                                                     2004        0.991            0.982           832,915
                                                     2003        1.000            0.991           295,928

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (3/03)..........................  2006        1.393            1.554           378,426
                                                     2005        1.347            1.393           451,523
                                                     2004        1.286            1.347           513,197
                                                     2003        1.000            1.286           774,888

  LMPVPIV Multiple Discipline Subaccount-Balanced
  All Cap Growth and Value (4/03)..................  2006        1.258            1.365           496,425
                                                     2005        1.229            1.258           643,073
                                                     2004        1.191            1.229           641,413
                                                     2003        1.000            1.191           170,815

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (3/03)......................  2006        1.484            1.679            14,293
                                                     2005        1.418            1.484            52,198
                                                     2004        1.310            1.418           147,882
                                                     2003        1.000            1.310            85,272

                                 SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (4/03)..........................  2006        1.353            1.492           197,493
                                                     2005        1.330            1.353           244,504
                                                     2004        1.269            1.330           247,232
                                                     2003        1.000            1.269            28,462

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class
  VC) (5/03).......................................  2006        1.393            1.604            93,455
                                                     2005        1.373            1.393            98,781
                                                     2004        1.241            1.373            34,126
                                                     2003        1.000            1.241             4,911

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)...........................................  2006        1.627            1.793           196,023
                                                     2005        1.531            1.627           218,787
                                                     2004        1.256            1.531           240,790
                                                     2003        1.000            1.256           166,385

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class
  A) (1/70)........................................  2006        1.616            1.709                --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (1/70)...........................................  2006        1.088            1.196                --

  MIST Harris Oakmark International Subaccount
  (Class A) (1/70) *...............................  2006        1.862            2.049            33,092

  MIST Janus Capital Appreciation Subaccount (Class
  A) (1/70)........................................  2006        1.670            1.710                --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70).................................  2006        1.001            1.074            74,271

  MIST Lord Abbett Mid-Cap Value Subaccount (Class
  B) (1/70)........................................  2006        0.971            1.071                --

  MIST Met/AIM Capital Appreciation Subaccount
  (Class A) (1/70).................................  2006        1.499            1.479            32,017

  MIST Met/AIM Small Cap Growth Subaccount (Class
  A) (1/70)........................................  2006        1.234            1.223                --

  MIST MFS(R) Value Subaccount (Class A) (1/70)....  2006        1.264            1.395                --

  MIST Neuberger Berman Real Estate Subaccount
  (Class A) (1/70).................................  2006        1.003            1.218                --

  MIST Pioneer Fund Subaccount (Class A) (1/70)....  2006        1.462            1.570                --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70)...........................................  2006        1.118            1.108                --

  MIST Pioneer Strategic Income Subaccount (Class
  A) (1/70)........................................  2006        1.123            1.162                --

                                 SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MIST Third Avenue Small Cap Value Subaccount
  (Class B) (1/70).................................  2006        1.003            1.027            16,130

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)........................................  2006        1.584            1.544            26,759

  MSF BlackRock Bond Income Subaccount (Class E)
  (1/70)...........................................  2006        1.000            1.077            27,903

  MSF Capital Guardian U.S. Equity Subaccount
  (Class A) (1/70).................................  2006        1.000            1.414            32,411

  MSF FI Large Cap Subaccount (Class A) (1/70).....  2006        1.410            1.428            15,377

  MSF FI Value Leaders Subaccount (Class D)
  (1/70)...........................................  2006        1.537            1.575            24,654

  MSF MetLife Aggressive Allocation Subaccount
  (1/70)...........................................  2006        1.002            1.059                --

  MSF MetLife Conservative Allocation Subaccount
  (1/70)...........................................  2006        1.001            1.041                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (1/70)................................  2006        1.002            1.048                --

  MSF MetLife Moderate Allocation Subaccount
  (1/70)...........................................  2006        1.002            1.053           174,774

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (1/70)................................  2006        1.002            1.058                --

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70)...........................................  2006        1.337            1.427           608,312

  MSF Oppenheimer Global Equity Subaccount (Class
  B) (1/70) *......................................  2006        0.996            1.050            13,078

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70).................................  2006        0.998            1.067                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)....................................  2006        1.121            1.109           219,305
                                                     2005        1.118            1.121           348,223
                                                     2004        1.045            1.118           801,442
                                                     2003        1.000            1.045           548,984

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)....................................  2006        1.060            1.081           304,202
                                                     2005        1.053            1.060           419,118
                                                     2004        1.022            1.053           529,869
                                                     2003        1.000            1.022           395,456

                                 SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).......................................  2006        1.735            2.176            20,831
                                                     2005        1.574            1.735            20,044
                                                     2004        1.379            1.574            54,517
                                                     2003        1.000            1.379            11,655

  Putnam VT Small Cap Value Subaccount (Class IB)
  (4/03)...........................................  2006        2.015            2.321            36,557
                                                     2005        1.916            2.015            42,427
                                                     2004        1.546            1.916            28,652
                                                     2003        1.000            1.546            29,737

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03)...........................................  2006        1.408            1.499                --
                                                     2005        1.319            1.408            32,017
                                                     2004        1.261            1.319            44,476
                                                     2003        1.000            1.261            32,017

  Travelers Equity Income Subaccount (3/03)........  2006        1.464            1.537                --
                                                     2005        1.426            1.464            53,201
                                                     2004        1.322            1.426            48,484
                                                     2003        1.000            1.322            47,301

  Travelers Large Cap Subaccount (7/03)............  2006        1.369            1.410                --
                                                     2005        1.283            1.369             8,644
                                                     2004        1.226            1.283             7,293
                                                     2003        1.000            1.226                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (10/05)...............................  2006        1.027            1.091                --
                                                     2005        0.976            1.027                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)................................  2006        1.009            1.012                --
                                                     2005        1.000            1.009                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)................................  2006        1.038            1.075                --
                                                     2005        1.000            1.038           193,376

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (1/06).....................  2006        1.051            1.096                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05)...................  2006        1.024            1.044                --
                                                     2005        1.013            1.024                --

                                 SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Managed Income Subaccount (3/03).......  2006        1.050            1.039                --
                                                     2005        1.054            1.050            93,368
                                                     2004        1.044            1.054           198,224
                                                     2003        1.000            1.044           148,736

  Travelers Mercury Large Cap Core Subaccount
  (4/03)...........................................  2006        1.523            1.616                --
                                                     2005        1.383            1.523                --
                                                     2004        1.215            1.383                --
                                                     2003        1.000            1.215                --

  Travelers MFS(R) Mid Cap Growth Subaccount
  (6/03)...........................................  2006        1.498            1.584                --
                                                     2005        1.479            1.498            27,402
                                                     2004        1.320            1.479                --
                                                     2003        1.163            1.320                --

  Travelers MFS(R) Total Return Subaccount (3/03)..  2006        1.296            1.337                --
                                                     2005        1.281            1.296           763,485
                                                     2004        1.170            1.281           652,341
                                                     2003        1.000            1.170           586,917

  Travelers MFS(R) Value Subaccount (7/04).........  2006        1.170            1.264                --
                                                     2005        1.119            1.170                --
                                                     2004        0.996            1.119                --

  Travelers Mondrian International Stock Subaccount
  (5/03)...........................................  2006        1.622            1.862                --
                                                     2005        1.508            1.622            40,983
                                                     2004        1.326            1.508            24,926
                                                     2003        1.000            1.326                --

  Travelers Pioneer Fund Subaccount (5/03).........  2006        1.379            1.462                --
                                                     2005        1.325            1.379                --
                                                     2004        1.214            1.325             4,848
                                                     2003        1.000            1.214                --

  Travelers Pioneer Mid Cap Value Subaccount
  (1/70)...........................................  2006        1.002            1.054                --
                                                     2005        1.000            1.002                --

  Travelers Pioneer Strategic Income Subaccount
  (7/04)...........................................  2006        1.113            1.123                --
                                                     2005        1.093            1.113         4,979,752
                                                     2004        1.016            1.093                --

  Travelers Strategic Equity Subaccount (5/03).....  2006        1.380            1.439                --
                                                     2005        1.377            1.380             7,004
                                                     2004        1.272            1.377            32,100
                                                     2003        1.000            1.272            32,496

                                 SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Style Focus Series: Small Cap Growth
  Subaccount (1/70)................................  2006        1.072            1.234                --
                                                     2005        1.000            1.072                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (1/70)................................  2006        0.981            1.124                --
                                                     2005        1.000            0.981                --

  Travelers Van Kampen Enterprise Subaccount
  (7/03)...........................................  2006        1.328            1.378                --
                                                     2005        1.254            1.328            32,411
                                                     2004        1.229            1.254            32,411
                                                     2003        1.000            1.229            32,411

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (5/03)........................................  2006        1.354            1.368            63,209
                                                     2005        1.278            1.354            63,911
                                                     2004        1.215            1.278            64,629
                                                     2003        1.000            1.215            65,600

Variable Insurance Products Fund
  VIP Contrafund(R) Subaccount (Service Class)
  (3/03)...........................................  2006        1.676            1.837            26,209
                                                     2005        1.460            1.676            40,544
                                                     2004        1.289            1.460            50,909
                                                     2003        1.000            1.289            27,047

  VIP Mid Cap Subaccount (Service Class 2) (3/03)..  2006        2.047            2.260            60,734
                                                     2005        1.766            2.047            86,255
                                                     2004        1.442            1.766            66,196
                                                     2003        1.000            1.442            30,351






                         SEPARATE ACCOUNT CHARGES 2.70%





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (4/03).................................  2006        1.004            1.046             --
                                                     2005        1.000            1.004             --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03).................................  2006        1.151            1.113             --
                                                     2005        1.000            1.151             --

                                 SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (4/03)...........................................  2006        1.112            1.304             --
                                                     2005        1.000            1.112             --

  American Funds Growth Subaccount (Class 2)
  (3/03)...........................................  2006        1.139            1.222             --
                                                     2005        1.000            1.139             --

  American Funds Growth-Income Subaccount (Class 2)
  (3/03)...........................................  2006        1.035            1.161             --
                                                     2005        1.000            1.035             --

Capital Appreciation Fund
  Capital Appreciation Fund (6/03).................  2006        1.161            1.145             --
                                                     2005        1.000            1.161             --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/03)...........................................  2006        1.080            1.394             --
                                                     2005        1.000            1.080             --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (12/03)..............................  2006        1.072            1.162             --
                                                     2005        1.000            1.072             --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)..............................  2006        1.099            1.220             --
                                                     2005        1.000            1.099             --

Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Franklin Income Securities Subaccount
  (Class 2) (6/05).................................  2006        1.025            1.180             --
                                                     2005        1.042            1.025             --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (4/03)......................  2006        1.047            1.108             --
                                                     2005        1.000            1.047             --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (4/03)........................................  2006        1.075            1.239             --
                                                     2005        1.000            1.075             --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)......................  2006        1.203            1.500             --
                                                     2005        1.000            1.203             --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/03).................................  2006        1.067            1.262             --
                                                     2005        1.000            1.067             --

                                 SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/03).................................  2006        1.058            1.254             --
                                                     2005        1.000            1.058             --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (3/03)...................................  2006        1.099            1.212             --
                                                     2005        1.000            1.099             --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)....  2006        1.025            1.139             --
                                                     2005        1.000            1.025             --

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (5/03)........  2006        0.975            1.119             --
                                                     2005        1.000            0.975             --

  LMPIS Premier Selections All Cap Growth
  Subaccount (7/03)................................  2006        1.038            1.085             --
                                                     2005        1.000            1.038             --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (8/03)...........................................  2006        1.071            1.176             --
                                                     2005        1.000            1.071             --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).......  2006        1.029            1.183             --
                                                     2005        1.000            1.029             --

  LMPVPI Investors Subaccount (Class I) (3/03).....  2006        1.041            1.199             --
                                                     2005        1.000            1.041             --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (5/03)...........................................  2006        1.070            1.175             --
                                                     2005        1.000            1.070             --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (4/03)...........  2006        1.009            1.128             --
                                                     2005        1.000            1.009             --

  LMPVPII Diversified Strategic Income Subaccount
  (4/03)...........................................  2006        0.991            1.017             --
                                                     2005        1.000            0.991             --

  LMPVPII Equity Index Subaccount (Class II)
  (5/03)...........................................  2006        1.022            1.145             --
                                                     2005        1.000            1.022             --

  LMPVPII Fundamental Value Subaccount (3/03)......  2006        1.035            1.176             --
                                                     2005        1.000            1.035             --

                                 SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount
  (9/03)...........................................  2006        0.997            1.010             --
                                                     2005        1.000            0.997             --

  LMPVPIII Aggressive Growth Subaccount (4/03).....  2006        1.103            1.168             --
                                                     2005        1.000            1.103             --

  LMPVPIII High Income Subaccount (3/03)...........  2006        0.993            1.073             --
                                                     2005        1.000            0.993             --

  LMPVPIII Large Cap Growth Subaccount (5/03)......  2006        1.050            1.069             --
                                                     2005        1.000            1.050             --

  LMPVPIII Mid Cap Core Subaccount (3/03)..........  2006        1.065            1.190             --
                                                     2005        1.000            1.065             --

  LMPVPIII Money Market Subaccount (3/03)..........  2006        1.002            1.020             --
                                                     2005        1.000            1.002             --

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (3/03)..........................  2006        1.039            1.149             --
                                                     2005        1.000            1.039             --

  LMPVPIV Multiple Discipline Subaccount-Balanced
  All Cap Growth and Value (4/03)..................  2006        1.024            1.102             --
                                                     2005        1.000            1.024             --

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (3/03)......................  2006        1.049            1.176             --
                                                     2005        1.000            1.049             --

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (4/03)..........................  2006        1.013            1.108             --
                                                     2005        1.000            1.013             --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class
  VC) (5/03).......................................  2006        1.020            1.164             --
                                                     2005        1.000            1.020             --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)...........................................  2006        1.069            1.168             --
                                                     2005        1.000            1.069             --

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class
  A) (1/70)........................................  2006        1.148            1.206             --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (1/70)...........................................  2006        1.076            1.181             --

                                 SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MIST Harris Oakmark International Subaccount
  (Class A) (1/70) *...............................  2006        1.217            1.331             --

  MIST Janus Capital Appreciation Subaccount (Class
  A) (1/70)........................................  2006        1.145            1.165             --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70).................................  2006        1.001            1.068             --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class
  B) (1/70)........................................  2006        0.970            1.064             --

  MIST Met/AIM Capital Appreciation Subaccount
  (Class A) (1/70).................................  2006        1.141            1.119             --

  MIST Met/AIM Small Cap Growth Subaccount (Class
  A) (1/70)........................................  2006        1.224            1.206             --

  MIST MFS(R) Value Subaccount (Class A) (1/70)....  2006        1.110            1.217             --

  MIST Neuberger Berman Real Estate Subaccount
  (Class A) (1/70).................................  2006        1.003            1.211             --

  MIST Pioneer Fund Subaccount (Class A) (1/70)....  2006        1.099            1.173             --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70)...........................................  2006        1.104            1.093             --

  MIST Pioneer Strategic Income Subaccount (Class
  A) (1/70)........................................  2006        1.008            1.037             --

  MIST Third Avenue Small Cap Value Subaccount
  (Class B) (1/70).................................  2006        1.003            1.021             --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)........................................  2006        1.098            1.064             --

  MSF BlackRock Bond Income Subaccount (Class E)
  (1/70)...........................................  2006        1.000            1.001             --

  MSF Capital Guardian U.S. Equity Subaccount
  (Class A) (1/70).................................  2006        1.000            1.126             --

  MSF FI Large Cap Subaccount (Class A) (1/70).....  2006        1.099            1.106             --

  MSF FI Value Leaders Subaccount (Class D)
  (1/70)...........................................  2006        1.072            1.092             --

  MSF MetLife Aggressive Allocation Subaccount
  (1/70)...........................................  2006        1.002            1.052             --

  MSF MetLife Conservative Allocation Subaccount
  (1/70)...........................................  2006        1.001            1.035             --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (1/70)................................  2006        1.002            1.042             --

  MSF MetLife Moderate Allocation Subaccount
  (1/70)...........................................  2006        1.002            1.047             --

                                 SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (1/70)................................  2006        1.002            1.052             --

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70)...........................................  2006        1.033            1.096             --

  MSF Oppenheimer Global Equity Subaccount (Class
  B) (1/70) *......................................  2006        0.996            1.043             --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70).................................  2006        0.998            1.061             --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)....................................  2006        0.986            0.966             --
                                                     2005        1.000            0.986             --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)....................................  2006        0.994            1.005             --
                                                     2005        1.000            0.994             --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).......................................  2006        1.091            1.357             --
                                                     2005        1.000            1.091             --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (4/03)...........................................  2006        1.049            1.198             --
                                                     2005        1.000            1.049             --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03)...........................................  2006        1.075            1.141             --
                                                     2005        1.000            1.075             --

  Travelers Equity Income Subaccount (3/03)........  2006        1.024            1.072             --
                                                     2005        1.000            1.024             --

  Travelers Large Cap Subaccount (7/03)............  2006        1.070            1.099             --
                                                     2005        1.000            1.070             --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (10/05)...............................  2006        1.024            1.085             --
                                                     2005        0.975            1.024             --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)................................  2006        1.005            1.005             --
                                                     2005        1.000            1.005             --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)................................  2006        1.033            1.066             --
                                                     2005        1.000            1.033             --

                                 SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (1/06).....................  2006        1.046            1.087             --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05)...................  2006        1.020            1.036             --
                                                     2005        1.012            1.020             --

  Travelers Managed Income Subaccount (3/03).......  2006        0.984            0.971             --
                                                     2005        1.000            0.984             --

  Travelers Mercury Large Cap Core Subaccount
  (4/03)...........................................  2006        1.085            1.148             --
                                                     2005        1.000            1.085             --

  Travelers MFS(R) Mid Cap Growth Subaccount
  (6/03)...........................................  2006        1.041            1.098             --
                                                     2005        1.000            1.041             --

  Travelers MFS(R) Total Return Subaccount (3/03)..  2006        1.004            1.033             --
                                                     2005        1.000            1.004             --

  Travelers MFS(R) Value Subaccount (7/04).........  2006        1.031            1.110             --
                                                     2005        1.000            1.031             --

  Travelers Mondrian International Stock Subaccount
  (5/03)...........................................  2006        1.063            1.217             --
                                                     2005        1.000            1.063             --

  Travelers Pioneer Fund Subaccount (5/03).........  2006        1.039            1.099             --
                                                     2005        1.000            1.039             --

  Travelers Pioneer Mid Cap Value Subaccount
  (1/70)...........................................  2006        0.998            1.046             --
                                                     2005        1.000            0.998             --

  Travelers Pioneer Strategic Income Subaccount
  (7/04)...........................................  2006        1.002            1.008             --
                                                     2005        1.000            1.002             --

  Travelers Strategic Equity Subaccount (5/03).....  2006        1.039            1.080             --
                                                     2005        1.000            1.039             --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (1/70)................................  2006        1.067            1.224             --
                                                     2005        1.000            1.067             --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (1/70)................................  2006        0.977            1.116             --
                                                     2005        1.000            0.977             --

  Travelers Van Kampen Enterprise Subaccount
  (7/03)...........................................  2006        1.066            1.103             --
                                                     2005        1.000            1.066             --

                                                     INV-
                                                     EST-
                                                     MENT
                                                     OBJ-      INVESTMENT
                      FUNDING                        ECT-    ADVISER/SUBAD-
                       OPTION                         IVE        VISER
---------------------------------------------------  ----  -----------------


Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (5/03)........................................  2006        1.069            1.071             --
                                                     2005        1.000            1.069             --

Variable Insurance Products Fund
  VIP Contrafund(R) Subaccount (Service Class)
  (3/03)...........................................  2006        1.128            1.225             --
                                                     2005        1.000            1.128             --

  VIP Mid Cap Subaccount (Service Class 2) (3/03)..  2006        1.134            1.240             --
                                                     2005        1.000            1.134             --






* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.



The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.



Number of Units Outstanding at End of Year may include units for Contract Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix C for more information on Variable Funding Option name changes, mergers and substitutions.



Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.





Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-MET/AIM Capital Appreciation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-MET/AIM Small Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc..-BlackRock Bond Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.



Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-MET/AIM Small Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc..-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.



Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------



                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS



Certain Underlying Funds were subject to a merger, substitution or other change. The chart below identifies the former name and new name of each underlying fund and, where applicable, the former name and new name of the trust of which the Underlying Fund is part.





UNDERLYING FUND NAME CHANGES




                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------


LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV     LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV
  Legg Mason Partners Variable Multiple          Legg Mason Partners Variable Capital and
     Discipline Portfolio -- Balanced All Cap       Income Portfolio -- Class II
     Growth and Value Portfolio
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Janus Capital Appreciation                     Janus Forty Portfolio -- Class A
     Portfolio -- Class A
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Mercury Large-Cap Core Portfolio               BlackRock Large-Cap Core Portfolio
VAN KAMPEN LIFE INVESTMENT TRUST               VAN KAMPEN LIFE INVESTMENT TRUST
  Emerging Growth Portfolio                      Strategic Growth Portfolio




UNDERLYING FUND MERGERS/REORGANIZATIONS
The following former Underlying Funds were merged with and into the new Underlying Funds and/or reorganized into a new trust.




            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------


LEGG MASON PARTNERS INVESTMENT SERIES          LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Dividend          Legg Mason Partners Variable Dividend
     Strategy Portfolio                             Strategy Portfolio
LEGG MASON PARTNERS INVESTMENT SERIES          LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,
                                               INC.
  Legg Mason Partners Variable Premier           Legg Mason Partners Variable Aggressive
     Selections All Cap Growth Portfolio            Growth Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,     LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
  INC.
  Legg Mason Partners Variable All Cap           Legg Mason Partners Variable Fundamental
     Portfolio -- Class I                           Value Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Investors         Legg Mason Partners Variable Investors
     Portfolio                                      Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Small Cap         Legg Mason Partners Variable Small Cap
     Growth Portfolio                               Growth Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Appreciation      Legg Mason Partners Variable Appreciation
     Portfolio                                      Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II     LEGG MASON PARTNERS VARIABLE INCOME TRUST
  Legg Mason Partners Variable Diversified       Legg Mason Partners Variable Diversified
     Strategic Income Portfolio                     Strategic Income Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Equity Index      Legg Mason Partners Variable Equity Index
     Portfolio                                      Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Fundamental       Legg Mason Partners Variable Fundamental
     Value Portfolio                                Value Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE INCOME TRUST
  INC.
  Legg Mason Partners Variable Adjustable        Legg Mason Partners Variable Adjustable
     Rate Income Portfolio                          Rate Income Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Aggressive        Legg Mason Partners Variable Aggressive
     Growth Portfolio                               Growth Portfolio

            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------

LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE INCOME TRUST
  INC.
  Legg Mason Partners Variable High Income       Legg Mason Partners Variable High Income
     Portfolio                                      Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Large Cap         Legg Mason Partners Variable Large Cap
     Growth Portfolio                               Growth Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Mid Cap Core      Legg Mason Partners Variable Mid Cap Core
     Portfolio                                      Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE INCOME TRUST
  INC.
  Legg Mason Partners Variable Money Market      Legg Mason Partners Variable Money Market
     Portfolio                                      Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Capital and       Legg Mason Partners Variable Capital and
     Income Portfolio                               Income Portfolio
LEGG MASON VARIABLE PORTFOLIOS IV              LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Multiple          Legg Mason Partners Variable Multiple
     Discipline Portfolio -- All Cap Growth         Discipline Portfolio -- All Cap Growth
     and Value                                      and Value
LEGG MASON VARIABLE PORTFOLIOS IV              LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Multiple          Legg Mason Partners Variable Multiple
     Discipline Portfolio -- Large Cap Growth       Discipline Portfolio -- Large Cap Growth
     and Value                                      and Value
LEGG MASON VARIABLE PORTFOLIOS IV              LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Multiple          Legg Mason Partners Variable Multiple
     Discipline Portfolio -- Global All Cap         Discipline Portfolio -- Global All Cap
     Growth and Value                               Growth and Value
LEGG MASON PARTNERS VARIABLE PORTFOLIOS V      LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,
                                               INC.
  Legg Mason Partners Variable Small Cap         Legg Mason Partners Variable Small Cap
     Growth Opportunities Portfolio                 Growth Portfolio -- Class I
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Pioneer Mid-Cap Value Portfolio -- Class A     Lazard Mid-Cap Portfolio -- Class B




UNDERLYING FUND SUBSTITUTIONS
The following new Underlying Funds were substituted for the former Underlying Funds.




            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------


LAZARD RETIREMENT SERIES, INC.                 MET INVESTORS SERIES TRUST
  Lazard Retirement Small Cap                    Third Avenue Small Cap Value
     Portfolio -- Service Shares                    Portfolio -- Class B
LORD ABBETT SERIES FUND, INC.                  MET INVESTORS SERIES TRUST
  Lord Abbett Series Growth and Income           Lord Abbett Growth and Income
     Portfolio -- Class VC                          Portfolio -- Class B
LORD ABBETT SERIES FUND, INC.                  MET INVESTORS SERIES TRUST
  Lord Abbett Series Mid Cap Value               Lord Abbett Mid-Cap Value
     Portfolio -- Class VC                          Portfolio -- Class B
PIMCO VARIABLE INSURANCE TRUST                 MET INVESTORS SERIES TRUST
  Real Return Portfolio -- Administrative        PIMCO Inflation Protected Bond
     Class                                          Portfolio -- Class A
PUTNAM VARIABLE TRUST                          MET INVESTORS SERIES TRUST
  Putnam VT International Equity                 MFS(R) Research International
     Fund -- Class IB                               Portfolio -- Class B
PUTNAM VARIABLE TRUST                          MET INVESTORS SERIES TRUST
  Putnam VT Small Cap Value Fund -- Class IB     Third Avenue Small Cap Value
                                                    Portfolio -- Class B




UNDERLYING FUND SHARE CLASS EXCHANGE
The following former Underlying Fund share class was exchanged into the new Underlying Fund share class.




      FORMER UNDERLYING FUND SHARE CLASS              NEW UNDERLYING FUND SHARE CLASS
---------------------------------------------  ---------------------------------------------


MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  BlackRock Large-Cap Core Portfolio -- Class  BlackRock Large-Cap Core Portfolio -- Class E
     A

                                   APPENDIX D

--------------------------------------------------------------------------------


               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:


                     The Insurance Company
                     Principal Underwriter
                     Distribution and Principal Underwriting Agreement Valuation of Assets
                     Federal Tax Considerations
                     Independent Registered Public Accounting Firm Condensed Financial Information
                     Financial Statements

--------------------------------------------------------------------------------


Copies of the Statement of Additional Information dated April 30, 2007 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut/MetLife Life and Annuity Company of Connecticut, One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-67-68-77-89, and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-67-68-77-89.


Name: -------------------------------------------------

Address: ----------------------------------------------


CHECK BOX:


[ ] MIC-Book-67-68-77-89

[ ] MLAC-Book-67-68-77-89

                 PORTFOLIO ARCHITECT ACCESS ANNUITY PROSPECTUS:
 METLIFE INSURANCE COMPANY OF CONNECTICUT VARIABLE ANNUITY SEPARATE ACCOUNT 2002
    METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT VARIABLE ANNUITY SEPARATE
                                  ACCOUNT 2002


This prospectus describes PORTFOLIO ARCHITECT ACCESS ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."



You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available for contracts purchased on or after April 30, 2007 are:








AMERICAN FUNDS INSURANCE SERIES -- CLASS 2         Lazard Mid-Cap Portfolio -- Class B
  American Funds Global Growth Fund                Legg Mason Partners Managed Assets
                                                      Portfolio -- Class A
  American Funds Growth Fund                       Lord Abbett Bond Debenture
                                                      Portfolio -- Class A
  American Funds Growth-Income Fund                Lord Abbett Growth and Income
                                                      Portfolio -- Class B
DREYFUS VARIABLE INVESTMENT FUND -- INITIAL        Lord Abbett Mid-Cap Value
  SHARES                                              Portfolio -- Class B
  Dreyfus Variable Investment                      Met/AIM Capital Appreciation
     Fund -- Appreciation Portfolio                   Portfolio -- Class A
  Dreyfus Variable Investment                      Met/AIM Small Cap Growth Portfolio -- Class
     Fund -- Developing Leaders Portfolio             A
FIDELITY(R) VARIABLE INSURANCE                     MFS(R) Value Portfolio -- Class A
  PRODUCTS -- SERVICE CLASS 2
  VIP Contrafund(R) Portfolio                      Neuberger Berman Real Estate
                                                      Portfolio -- Class A
  VIP Mid Cap Portfolio                            PIMCO Inflation Protected Bond
                                                      Portfolio -- Class A
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     Pioneer Fund Portfolio -- Class A
  TRUST -- CLASS 2
  Templeton Developing Markets Securities Fund     Pioneer Strategic Income Portfolio -- Class
                                                      A
  Templeton Foreign Securities Fund                Third Avenue Small Cap Value
                                                      Portfolio -- Class B
JANUS ASPEN SERIES -- SERVICE SHARES             METROPOLITAN SERIES FUND, INC.
  Global Technology Portfolio                      BlackRock Aggressive Growth
                                                      Portfolio -- Class D
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          BlackRock Bond Income Portfolio -- Class A
  Legg Mason Partners Variable Aggressive          BlackRock Money Market Portfolio -- Class A
     Growth Portfolio -- Class I
  Legg Mason Partners Variable Appreciation        FI Large Cap Portfolio -- Class A
     Portfolio -- Class I
  Legg Mason Partners Variable Equity Index        FI Value Leaders Portfolio -- Class D
     Portfolio -- Class II
  Legg Mason Partners Variable Fundamental         MFS(R) Total Return Portfolio -- Class F
     Value Portfolio -- Class I
  Legg Mason Partners Variable Investors           Oppenheimer Global Equity
     Portfolio -- Class I                             Portfolio -- Class B
  Legg Mason Partners Variable Large Cap           Western Asset Management U.S. Government
     Growth Portfolio -- Class I                      Portfolio -- Class A
  Legg Mason Partners Variable Small Cap         PIMCO VARIABLE INSURANCE
     Growth Portfolio -- Class I                   TRUST -- ADMINISTRATIVE CLASS
  Legg Mason Partners Variable Social              Total Return Portfolio
     Awareness Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST        VAN KAMPEN LIFE INVESTMENT TRUST -- CLASS II
  Legg Mason Partners Variable Adjustable Rate     Comstock Portfolio
     Income Portfolio
MET INVESTORS SERIES TRUST
  Batterymarch Mid-Cap Stock                     METROPOLITAN SERIES FUND, INC. -- ASSET
     Portfolio -- Class A                          ALLOCATION PORTFOLIOS
  BlackRock High Yield Portfolio -- Class A        MetLife Aggressive Allocation Portfolio
  BlackRock Large-Cap Core Portfolio -- Class      MetLife Conservative Allocation Portfolio
     E
  Dreman Small-Cap Value Portfolio -- Class A      MetLife Conservative to Moderate Allocation
                                                      Portfolio
  Harris Oakmark International                     MetLife Moderate Allocation Portfolio
     Portfolio -- Class A
  Janus Forty Portfolio -- Class A                 MetLife Moderate to Aggressive Allocation
                                                      Portfolio





-------


Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix C -- Additional Information Regarding Underlying Funds" for more information.



The Contract, certain Contract features and/or some of the funding options may not be available in all states.



This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 30, 2007. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415, call 1-800-874-1225 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.



NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                         PROSPECTUS DATED APRIL 30, 2007

                                TABLE OF CONTENTS





Glossary................................      3
Summary.................................      4
Fee Table...............................      7
Condensed Financial Information.........     11
The Annuity Contract....................     11
  Contract Owner Inquiries..............     12
  Purchase Payments.....................     12
  Accumulation Units....................     13
  The Variable Funding Options..........     13
Charges and Deductions..................     18
  General...............................     18
  Transfer Charge.......................     19
  Administrative Charges................     19
  Mortality and Expense Risk Charge.....     19
  Enhanced Stepped-Up Provision Charge..     19
  Guaranteed Minimum Withdrawal Benefit
     Charge.............................     19
  Variable Funding Option Expenses......     19
  Premium Tax...........................     19
  Changes in Taxes Based upon Premium or
     Value..............................     20
Transfers...............................     20
  Market Timing/Excessive Trading.......     20
  Dollar Cost Averaging.................     22
Access to Your Money....................     22
  Guaranteed Minimum Withdrawal
     Benefit............................
  Systematic Withdrawals................     23
Ownership Provisions....................     23
  Types of Ownership....................     23
     Contract Owner.....................     23
     Beneficiary........................     24
     Annuitant..........................     24
Death Benefit...........................     24
  Death Proceeds before the Maturity
     Date...............................     24
  Enhanced Stepped-Up Provision.........     26
  Payment of Proceeds...................     27
  Spousal Contract Continuance..........     29
  Beneficiary Contract Continuance......     29
  Death Proceeds after the Maturity
     Date...............................     29
The Annuity Period......................     35
  Maturity Date.........................     35
  Allocation of Annuity.................     35
  Variable Annuity......................     36
  Fixed Annuity.........................     36
Payment Options.........................     36
  Election of Options...................     36
  Annuity Options.......................     37
  Variable Liquidity Benefit............     37
Miscellaneous Contract Provisions.......     38
  Right to Return.......................     38
  Termination...........................     38
  Required Reports......................     38
  Suspension of Payments................     38
The Separate Accounts...................     38
  Performance Information...............     39
Federal Tax Considerations..............     40
  General Taxation of Annuities.........     40
  Types of Contracts: Qualified and Non-
     qualified..........................     41
  Qualified Annuity Contracts...........     41
     Taxation of Qualified Annuity
       Contracts........................     41
     Mandatory Distributions for
       Qualified Plans..................     41
Individual Retirement Annuities.........     42
Roth IRAs...............................     42
TSAs (ERISA and non-ERISA)..............     43
  Non-qualified Annuity Contracts.......     45
     Diversification Requirements for
       Variable Annuities...............     46
     Ownership of the Investments.......     46
     Taxation of Death Benefit
       Proceeds.........................     46
  Other Tax Considerations..............     46
     Treatment of Charges for Optional
       Benefits.........................     46
     Puerto Rico Tax Considerations.....     47
     Non-Resident Aliens................     47
Tax Credits and Deductions..............     47
Other Information.......................     47
  The Insurance Companies...............     47
  Financial Statements..................     48
  Distribution of Variable Annuity
     Contracts..........................     48
  Conformity with State and Federal
     Laws...............................     50
  Voting Rights.........................     50
  Restrictions on Financial
     Transactions.......................     50
  Legal Proceedings.....................     50
Appendix A: Condensed Financial
  Information for MetLife Insurance
  Company of Connecticut Variable
  Annuity Separate Account 2002.........    A-1
Appendix B: Condensed Financial
  Information for MetLife Life and
  Annuity Company of Connecticut
  Variable Annuity Separate Account
  2002..................................    B-1
Appendix C: Additional Information
  Regarding Underlying Funds............    C-1
Appendix D: Contents of the Statement of
  Additional Information................    D-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.


HOME OFFICE -- the Home Office of The MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract. For transfer, withdrawal, surrender, and (if applicable) loan requests, our Home Office address is: MetLife, P.O. Box 990014, Hartford, CT 06199-0014. For Purchase Payments and (if applicable) loan repayments, our Home Office address is:
MetLife, P.O. Box 371857, Pittsburgh, PA 15250-7857.


MATURITY DATE -- the date on which the Annuity Payments are to begin.


PAYMENT OPTION -- an annuity option elected under your Contract.


PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.


QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 408A of the Code.


SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.


YOU, YOUR -- "You" is the Contract Owner, and a natural person, a trust established for the benefit of a natural person, or a charitable remainder trust.

                                    SUMMARY:

                       PORTFOLIO ARCHITECT ACCESS ANNUITY


THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.



WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The MetLife Insurance Company of Connecticut sponsors MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002. MetLife Life and Annuity Company of Connecticut sponsors MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002. When we refer to the Separate Account, we are referring to either MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 or MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002, depending upon your issuing Company.



You may only purchase a contract in states where the Contract has been approved for sale. The Contract and/or certain optional benefits may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.



CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.


The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.


WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), 408(b) or 408A of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.


You may purchase the Contract with an initial payment of at least $15,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.


The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See "The Annuity Contract" section for more information.


CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.


IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.


If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each.


We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge each business day from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15%. We deduct the M&E charge at an annual rate of 1.55% for the Standard Death Benefit, and 1.75% for the Enhanced Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.


If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE.


If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted each business day from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.


HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Access to Your Money - Systematic Withdrawals").



HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Income taxes and/or a penalty tax on amounts withdrawn.


WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the Prospectus for more details.


WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.


ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

     - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

     - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

     - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.


     - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(ies) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary and take required distributions over time, rather than have the death benefit paid to them in a lump sum.


     - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES



TRANSFER CHARGE.........................................   $10(1)
(assessed on transfers that exceed 12 per year)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES



ANNUAL CONTRACT ADMINISTRATIVE CHARGE...................   $30(2)


---------
(1)   We do not currently assess the transfer charge.
(2) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.55% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:


                                                                   STANDARD DEATH    ENHANCED DEATH
                                                                       BENEFIT           BENEFIT
                                                                   --------------    --------------


Mortality and Expense Risk Charge..............................       1.55%(3)          1.75%(3)
Administrative Expense Charge..................................       0.15%             0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES
  SELECTED.....................................................       1.70%             1.90%
Optional E.S.P. Charge.........................................       0.20%             0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
  SELECTED.....................................................       1.90%             2.10%
Optional GMWB I Charge (maximum upon reset)....................       1.00%(4)          1.00%(4)
Optional GMWB II Charge (maximum upon reset)...................       1.00%(4)          1.00%(4)
Optional GMWB III Charge.......................................       0.25%             0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
  SELECTED.....................................................       2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
  SELECTED.....................................................       2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
  SELECTED.....................................................       1.95%             2.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
  SELECTED.....................................................       2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
  SELECTED.....................................................       2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III
  SELECTED.....................................................       2.15%             2.35%



(3) We are waiving the following amounts of the Mortality and Expense Risk charge on these Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund, Inc., 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio of the Met Investors Series Trust, an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust, an amount equal to the underlying fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio of the Met Investors Series Trust and an amount equal to the underlying fund expenses that are in excess of 0.87% for the Subaccount investing in the Lord Abbett Growth and Income Portfolio of the Met Investors Series Trust.

(4) The current charges for the available GMWB riders with a reset feature (see "Access to Your Money -- Guaranteed Minimum Withdrawal Benefit") are 0.40% for GMWB I and 0.50% for GMWB II.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2006 (unless otherwise indicated):



The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-874-1225.



MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES




                                                                        MINIMUM   MAXIMUM
                                                                        -------   -------


TOTAL ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from Underlying Fund assets, including management fees distribution and/or service (12-b-1) fees, and other
  expenses)...........................................................    0.38%     1.72%






UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)






                                                     DISTRIBUTION              TOTAL    CONTRACTUAL FEE
                                                        AND/OR                 ANNUAL        WAIVER
                                         MANAGEMENT     SERVICE      OTHER   OPERATING   AND/OR EXPENSE    NET TOTAL ANNUAL
UNDERLYING FUND:                             FEE     (12b-1) FEES  EXPENSES   EXPENSES   REIMBURSEMENT   OPERATING EXPENSES*
----------------                         ----------  ------------  --------  ---------  ---------------  -------------------


AMERICAN FUNDS INSURANCE SERIES
  American Funds Global Growth
     Fund -- Class 2...................     0.55%        0.25%       0.03%     0.83%           --        0.83%
  American Funds Growth Fund -- Class
     2.................................     0.32%        0.25%       0.02%     0.59%           --        0.59%
  American Funds Growth-Income
     Fund -- Class 2...................     0.27%        0.25%       0.01%     0.53%           --        0.53%
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus Variable Investment
     Fund -- Appreciation
     Portfolio -- Initial Shares.......     0.75%          --        0.07%     0.82%           --        0.82%
  Dreyfus Variable Investment
     Fund -- Developing Leaders
     Portfolio -- Initial Shares.......     0.75%          --        0.07%     0.82%           --        0.82%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
  VIP Contrafund(R)
     Portfolio -- Service Class 2......     0.57%        0.25%       0.09%     0.91%           --        0.91%
  VIP Dynamic Capital Appreciation
     Portfolio -- Service Class 2+.....     0.56%        0.25%       0.24%     1.05%           --        1.05%
  VIP Mid Cap Portfolio -- Service
     Class 2...........................     0.57%        0.25%       0.11%     0.93%           --        0.93%
FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST
  Templeton Developing Markets
     Securities Fund -- Class 2........     1.23%        0.25%       0.24%     1.72%           --        1.72%
  Templeton Foreign Securities
     Fund -- Class 2...................     0.63%        0.25%       0.18%     1.06%         0.03%       1.03%(1)
JANUS ASPEN SERIES
  Global Life Sciences
     Portfolio -- Service Shares+......     0.64%        0.25%       0.46%     1.35%           --        1.35%
  Global Technology
     Portfolio -- Service Shares.......     0.64%        0.25%       0.21%     1.10%           --        1.10%(13)
  Worldwide Growth Portfolio -- Service
     Shares+...........................     0.60%        0.25%       0.05%     0.90%           --        0.90%(2)
LEGG MASON PARTNERS VARIABLE EQUITY
  TRUST
  Legg Mason Partners Variable
     Aggressive Growth
     Portfolio -- Class I++............     0.75%          --        0.02%     0.77%           --        0.77%
  Legg Mason Partners Variable
     Appreciation Portfolio -- Class
     I.................................     0.70%          --        0.02%     0.72%           --        0.72%(12)
  Legg Mason Partners Variable Equity
     Index Portfolio -- Class II.......     0.31%        0.25%       0.03%     0.59%           --        0.59%
  Legg Mason Partners Variable
     Fundamental Value
     Portfolio -- Class I..............     0.75%          --        0.02%     0.77%           --        0.77%
  Legg Mason Partners Variable
     Investors Portfolio -- Class I....     0.65%          --        0.07%     0.72%           --        0.72%

                                                     DISTRIBUTION              TOTAL    CONTRACTUAL FEE
                                                        AND/OR                 ANNUAL        WAIVER
                                         MANAGEMENT     SERVICE      OTHER   OPERATING   AND/OR EXPENSE    NET TOTAL ANNUAL
UNDERLYING FUND:                             FEE     (12b-1) FEES  EXPENSES   EXPENSES   REIMBURSEMENT   OPERATING EXPENSES*
----------------                         ----------  ------------  --------  ---------  ---------------  -------------------

  Legg Mason Partners Variable Large
     Cap Growth Portfolio -- Class
     I++...............................     0.75%          --        0.04%     0.79%           --        0.79%
  Legg Mason Partners Variable Small
     Cap Growth Portfolio -- Class I...     0.75%          --        0.21%     0.96%           --        0.96%
  Legg Mason Partners Variable Social
     Awareness Portfolio++.............     0.66%          --        0.12%     0.78%           --        0.78%
LEGG MASON PARTNERS VARIABLE INCOME
  TRUST
  Legg Mason Partners Variable
     Adjustable Rate Income
     Portfolio++.......................     0.55%        0.25%       0.22%     1.02%           --        1.02%
MET INVESTORS SERIES TRUST
  Batterymarch Mid-Cap Stock
     Portfolio -- Class A..............     0.70%          --        0.11%     0.81%           --        0.81%(3)(14)
  BlackRock High Yield
     Portfolio -- Class A..............     0.60%          --        0.32%     0.92%           --        0.92%(3)(4)(14)
  BlackRock Large-Cap Core
     Portfolio -- Class E..............     0.63%        0.15%       0.22%     1.00%           --        1.00%(3)(4)(11)(14)
  Dreman Small-Cap Value
     Portfolio -- Class A..............     0.82%          --        0.37%     1.19%         0.09%       1.10%(3)(5)(14)
  Harris Oakmark International
     Portfolio -- Class A..............     0.78%          --        0.13%     0.91%           --        0.91%(3)
  Janus Forty Portfolio -- Class A.....     0.65%          --        0.06%     0.71%           --        0.71%(3)(14)
  Lazard Mid-Cap Portfolio -- Class B..     0.70%        0.25%       0.06%     1.01%           --        1.01%(3)
  Legg Mason Partners Managed Assets
     Portfolio -- Class A..............     0.50%          --        0.11%     0.61%           --        0.61%(3)(14)
  Lord Abbett Bond Debenture
     Portfolio -- Class A..............     0.50%          --        0.04%     0.54%           --        0.54%(3)
  Lord Abbett Growth and Income
     Portfolio -- Class B..............     0.50%        0.25%       0.03%     0.78%           --        0.78%(3)
  Lord Abbett Mid-Cap Value
     Portfolio -- Class B..............     0.68%        0.25%       0.07%     1.00%           --        1.00%(3)
  Met/AIM Capital Appreciation
     Portfolio -- Class A++............     0.77%          --        0.09%     0.86%           --        0.86%(3)(4)(6)(14)
  Met/AIM Small Cap Growth
     Portfolio -- Class A..............     0.87%          --        0.06%     0.93%           --        0.93%(3)(4)
  MFS(R) Research International
     Portfolio -- Class B+.............     0.72%        0.25%       0.14%     1.11%           --        1.11%(3)
  MFS(R) Value Portfolio -- Class A....     0.73%          --        0.23%     0.96%           --        0.96%(3)(4)(14)
  Neuberger Berman Real Estate
     Portfolio -- Class A..............     0.64%          --        0.04%     0.68%           --        0.68%(3)
  PIMCO Inflation Protected Bond
     Portfolio -- Class A..............     0.50%          --        0.05%     0.55%           --        0.55%(3)
  Pioneer Fund Portfolio -- Class A....     0.75%          --        0.30%     1.05%         0.05%       1.00%(3)(5)(14)
  Pioneer Strategic Income
     Portfolio -- Class A++............     0.70%          --        0.12%     0.82%           --        0.82%(3)(4)(6)(14)
  Third Avenue Small Cap Value
     Portfolio -- Class B..............     0.74%        0.25%       0.04%     1.03%           --        1.03%(3)
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D..............     0.72%        0.10%       0.06%     0.88%           --        0.88%
  BlackRock Bond Income
     Portfolio -- Class A..............     0.39%          --        0.07%     0.46%         0.01%       0.45%(7)
  BlackRock Money Market
     Portfolio -- Class A..............     0.34%          --        0.04%     0.38%         0.01%       0.37%(8)
  FI Large Cap Portfolio -- Class A....     0.78%          --        0.06%     0.84%           --        0.84%(9)
  FI Value Leaders Portfolio -- Class
     D.................................     0.64%        0.10%       0.07%     0.81%           --        0.81%
  MFS(R) Total Return
     Portfolio -- Class F..............     0.53%        0.20%       0.05%     0.78%           --        0.78%(9)
  Oppenheimer Global Equity
     Portfolio -- Class B..............     0.53%        0.25%       0.09%     0.87%           --        0.87%
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B+.............     0.60%        0.25%       0.08%     0.93%           --        0.93%
  Western Asset Management U.S.
     Government Portfolio -- Class A...     0.50%          --        0.07%     0.57%           --        0.57%
PIMCO VARIABLE INSURANCE TRUST
  Total Return
     Portfolio -- Administrative
     Class.............................     0.25%          --        0.40%     0.65%           --        0.65%
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio -- Class II.......     0.56%        0.25%       0.03%     0.84%           --        0.84%
  Enterprise Portfolio -- Class II+....     0.50%        0.25%       0.18%     0.93%           --        0.93%

                                          DISTRIBUTION              TOTAL    CONTRACTUAL FEE
                                             AND/OR                 ANNUAL        WAIVER
                              MANAGEMENT     SERVICE      OTHER   OPERATING   AND/OR EXPENSE    NET TOTAL ANNUAL
UNDERLYING FUND:                  FEE     (12b-1) FEES  EXPENSES   EXPENSES   REIMBURSEMENT   OPERATING EXPENSES*
----------------              ----------  ------------  --------  ---------  ---------------  -------------------


METROPOLITAN SERIES FUND,
  INC. -- ASSET ALLOCATION
  PORTFOLIOS
  MetLife Aggressive
     Allocation
     Portfolio -- Class B...     0.10%        0.25%       0.07%     0.42%         0.07%              0.35%
  MetLife Conservative
     Allocation
     Portfolio -- Class B...     0.10%        0.25%       0.09%     0.44%         0.09%              0.35%
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B...     0.10%        0.25%       0.02%     0.37%         0.02%              0.35%
  MetLife Moderate
     Allocation
     Portfolio -- Class B...     0.10%        0.25%       0.01%     0.36%         0.01%              0.35%
  MetLife Moderate to
     Aggressive Allocation
     Portfolio -- Class B...     0.10%        0.25%       0.01%     0.36%         0.01%              0.35%

                               NET TOTAL ANNUAL
                              OPERATING EXPENSES
                                   INCLUDING
                                UNDERLYING FUND
UNDERLYING FUND:                   EXPENSES*
----------------              ------------------


METROPOLITAN SERIES FUND,
  INC. -- ASSET ALLOCATION
  PORTFOLIOS
  MetLife Aggressive
     Allocation
     Portfolio -- Class B...       1.10%(10)
  MetLife Conservative
     Allocation
     Portfolio -- Class B...       0.96%(10)
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B...       1.00%(10)
  MetLife Moderate
     Allocation
     Portfolio -- Class B...       1.05%(10)
  MetLife Moderate to
     Aggressive Allocation
     Portfolio -- Class B...       1.10%(10)



---------

* Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus, or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.


+ Not available under all Contracts. Availability depends on Contract issue date.


++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2006.



NOTES


(1) Other Expenses include 0.03% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year. The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange Commission (SEC).


(2) The Portfolio pays an investment advisory fee rate that may adjust up or down based upon the Portfolio's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is shown in the table above. Any such adjustment to this fee rate commenced February 2007 and may increase or decrease the management fee rate shown in the table by a variable of up to 0.15%, assuming constant assets. The management fee rate could be even higher or lower than this range, however, depending on asset fluctuations during the measuring period. Because a fee waiver will have a positive effect upon the Portfolio's performance, a fee waiver that is in place during the period when the performance adjustment applies may affect the performance adjustment in a way that is favorable to Janus Capital. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital.


(3) Other Expenses have been restated to reflect new custodian, fund administration and transfer agent fee schedules, as if these fee schedules had been in effect for the previous fiscal year.


(4) The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the previous fiscal year.


(5) Pursuant to an expense limitation agreement, the Investment Adviser has agreed, for a period of one year commencing May 1, 2007, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses, excluding 12b-1 fees, to 1.10% for Dreman Small-Cap Value Portfolio, and 1.00% for Pioneer Fund Portfolio.


(6) Effective November 1, 2006, the Portfolio's fiscal year end has been changed from October 31 to December 31. The fees and expenses shown are for the Portfolio's last fiscal year ended October 31, 2006.


(7) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee to the annual rate of 0.325% for amounts over $1 billion but less than $2 billion.


(8) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million.


(9) The Management Fee has been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.


(10) These Portfolios are "funds of funds" that invest substantially all of their assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolios invest in other underlying portfolios, each Portfolio will also bear its pro rata portion of the operating expenses of the underlying portfolios in which the Portfolio invests, including the management fee. The weighted average of the total operating expenses of the underlying portfolios, after any applicable fee waivers and expense reimbursements, as of December 31, 2006, were: 0.61% for the MetLife Conservative Allocation Portfolio, 0.65% for the MetLife Conservative to Moderate Allocation Portfolio, 0.70% for the MetLife Moderate Allocation Portfolio, 0.75% for the MetLife Moderate to Aggressive Allocation Portfolio and 0.75% for the MetLife Aggressive Strategy Portfolio. The total operating expenses of the Portfolios, including the weighted average of the total operating expenses of the underlying portfolios, before any applicable fee waivers and expense reimbursements, as of December 31, 2006, were: 1.05% for the MetLife Conservative Allocation Portfolio, 1.02% for the MetLife Conservative to Moderate

      Allocation Portfolio, 1.07% for the MetLife Moderate Allocation Portfolio, 1.11% for the MetLife Moderate to Aggressive Allocation Portfolio and 1.18% for the MetLife Aggressive Allocation Portfolio. Contract and Policy Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the Portfolios. A Contract or Policy Owner who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by Met Investors Advisory LLC. (See the fund prospectus for a description of each Portfolio's target allocation.)


(11) This is a new share class for this Portfolio. Operating expenses are estimated based on the expenses of the Class A shares of the Portfolio.


(12) Other expenses include 0.01% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year.


(13) Other expenses include 0.02% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to Underlying portfolios in which the Portfolio invested during the preceding fiscal year.


(14) Other expenses have been restated to reflect the current Met Investors Series Trust fee schedule as if that schedule had applied to the Portfolio for the entire fiscal year.


EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses.

EXAMPLE --This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and a Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge of 1.00% applies in all Contract Years).



                                                                                           IF CONTRACT IS NOT SURRENDERED OR
                                                   IF CONTRACT IS SURRENDERED AT            ANNUITIZED AT THE END OF PERIOD
                                                      THE END OF PERIOD SHOWN                            SHOWN
                                          ----------------------------------------------  ----------------------------------
FUNDING OPTION                              1 YEAR      3 YEARS     5 YEARS    10 YEARS     1 YEAR      3 YEARS     5 YEARS
--------------                            ----------  ----------  ----------  ----------  ----------  ----------  ----------


Underlying Fund with Minimum Total
Annual Operating Expenses...............     $354        $1072       $1805       $3708       $354        $1072       $1805
Underlying Fund with Maximum Total
Annual Operating Expenses...............      487         1461        2435        4874        487         1461        2435

                                              IF
                                           CONTRACT
                                            IS NOT
                                            SURREN-
                                           DERED OR
                                          ANNUITIZED
                                          AT THE END
                                           OF PERIOD
                                             SHOWN
                                          ----------
FUNDING OPTION                             10 YEARS
--------------                            ----------


Underlying Fund with Minimum Total
Annual Operating Expenses...............     $3708
Underlying Fund with Maximum Total
Annual Operating Expenses...............      4874





                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------


Portfolio Architect Access Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax-deferred in the funding options of your choice. We offer multiple Variable Funding Options. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account. The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The Contract is available for purchase to owners and Annuitants age 80 or under as of the Contract Date.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.



                                                          MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
            DEATH BENEFIT/OPTIONAL FEATURE                      ANNUITANT ON THE CONTRACT/RIDER DATE
------------------------------------------------------    -----------------------------------------------


Standard Death Benefit                                                           80
Enhanced Death Benefit                                                           75
Enhanced Stepped-Up Provision (E.S.P.)                                           75



Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.


Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your tax adviser to determine if this Contract is appropriate for you.


CONTRACT OWNER INQUIRIES


Any questions you have about your Contract should be directed to our Home Office at 1-800-874-1225.


PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $15,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds.

Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.


We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.") We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.



We will credit any subsequent Purchase Payment to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).


ACCUMULATION UNITS


The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment or transfer request (or, liquidate for a withdrawal request) is determined by dividing the amount directed to each Variable Funding Option (or, taken from each Variable Funding Option) by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.


THE VARIABLE FUNDING OPTIONS


You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.



We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.



WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.



If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.


In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.




PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of our affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and/or its affiliates incur in promoting, marketing, and administering the Contracts and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.


The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are formed as "limited liability companies." The Company's ownership interests in MetLife Advisers, LLC and Met Investors Advisory LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table--Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)


Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee Table--Underlying Fund Fees and Expenses" and "Other Information--Distribution of Variable Annuity Contracts.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under a Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.



The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the Underlying Funds advised or subadvised by Legg Mason affiliates.



We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Distribution of the Contracts")



Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-874-1225 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.


The current Underlying Funds are listed below, along with their investment advisers and any subadviser:





             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------


AMERICAN FUNDS INSURANCE SERIES
  American Funds Global Growth     Seeks capital appreciation         Capital Research and Management
     Fund -- Class 2               through stocks.                    Company
  American Funds Growth            Seeks capital appreciation         Capital Research and Management
     Fund -- Class 2               through stocks.                    Company
  American Funds Growth-Income     Seeks both capital appreciation    Capital Research and Management
     Fund -- Class 2               and income.                        Company
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus Variable Investment      Seeks long-term capital growth     The Dreyfus Corporation
     Fund -- Appreciation          consistent with the preservation   Subadvisor: Fayez Sarofim & Co
     Portfolio -- Initial Shares   of capital.  Its secondary goal
                                   is current income.
  Dreyfus Variable Investment      Seeks capital growth.              The Dreyfus Corporation
     Fund -- Developing Leaders
     Portfolio -- Initial Shares
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  VIP Contrafund(R)                Seeks long-term capital            Fidelity Management & Research
     Portfolio -- Service Class 2  appreciation.                      Company
  VIP Dynamic Capital              Seeks capital appreciation.        Fidelity Management & Research
     Appreciation                                                     Company
     Portfolio -- Service Class
     2+
  VIP Mid Cap                      Seeks long-term growth of          Fidelity Management & Research
     Portfolio -- Service Class 2  capital.                           Company
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  Templeton Developing Markets     Seeks long-term capital            Templeton Asset Management Ltd.
     Securities Fund -- Class 2    appreciation.
  Templeton Foreign Securities     Seeks long-term capital growth.    Templeton Investment Counsel, LLC
     Fund -- Class 2                                                  Subadviser: Franklin Templeton
                                                                      Investment Management Limited
JANUS ASPEN SERIES
  Global Life Sciences             Seeks long-term growth of          Janus Capital Management LLC
     Portfolio -- Service Shares+  capital.
  Global Technology                Seeks capital appreciation; no     Janus Capital Management LLC
     Portfolio -- Service Shares   consideration is given to income.
  Worldwide Growth                 Seeks long-term growth of capital  Janus Capital Management LLC
     Portfolio -- Service Shares+  in a manner consistent with the preservation of capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

  Legg Mason Partners Variable     Seeks long-term capital            Legg Mason Partners Fund Advisor,
     Aggressive Growth             appreciation.                      LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term appreciation of    Legg Mason Partners Fund Advisor,
     Appreciation                  capital.                           LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks investment results that,     Legg Mason Partners Fund Advisor,
     Equity Index                  before expenses, correspond to     LLC
     Portfolio -- Class II         the price and yield performance    Subadviser: Batterymarch
                                   of the S&P 500 Index.              Financial Management, Inc.
  Legg Mason Partners Variable     Seeks long-term capital growth.    Legg Mason Partners Fund Advisor,
     Fundamental Value                                                LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Investors Portfolio -- Class  capital. Current income is a       LLC
     I                             secondary objective.               Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Large Cap Growth              capital.                           LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long term growth of          Legg Mason Partners Fund Advisor,
     Small Cap Growth              capital.                           LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term capital            Legg Mason Partners Fund Advisor,
     Social Awareness Portfolio    appreciation and retention of net  LLC
                                   investment income.                 Subadviser: Legg Mason Investment
                                                                      Counsel, LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Partners Variable     Seeks to provide high current      Legg Mason Partners Fund Advisor,
     Adjustable Rate Income        income and to limit the degree of  LLC
     Portfolio                     fluctuation of its net asset       Subadviser: Western Asset
                                   value resulting from movements in  Management Company
                                   interest rates.
MET INVESTORS SERIES TRUST
  Batterymarch Mid-Cap Stock       Seeks growth of capital.           Met Investors Advisory LLC
     Portfolio -- Class A                                             Subadviser: Batterymarch
                                                                      Financial Management, Inc.
  BlackRock High Yield             Seeks to maximize total return,    Met Investors Advisory LLC
     Portfolio -- Class A          consistent with income generation  Subadviser: BlackRock Advisors,
                                   and prudent investment             LLC
                                   management.
  BlackRock Large-Cap Core         Seeks long-term capital growth.    Met Investors Advisory LLC
     Portfolio -- Class E                                             Subadviser: BlackRock Advisors,
                                                                      LLC
  Dreman Small-Cap Value           Seeks capital appreciation.        Met Investors Advisory LLC
     Portfolio -- Class A                                             Subadviser: Dreman Value
                                                                      Management
  Harris Oakmark International     Seeks long-term capital            Met Investors Advisory LLC
     Portfolio -- Class A          appreciation.                      Subadviser: Harris Associates
                                                                      L.P.
  Janus Forty Portfolio -- Class   Seeks capital appreciation.        Met Investors Advisory LLC
     A                                                                Subadviser: Janus Capital
                                                                      Management LLC
  Lazard Mid-Cap                   Seeks long-term capital            Met Investors Advisory, LLC
     Portfolio -- Class B          appreciation.                      Subadviser: Lazard Asset
                                                                      Management LLC
  Legg Mason Partners Managed      Seeks high total return.           Met Investors Advisory LLC
     Assets Portfolio -- Class A                                      Subadvisers: Batterymarch
                                                                      Financial Management, Inc.,
                                                                      Western Asset Management Company,
                                                                      ClearBridge Advisors, LLC and
                                                                      Legg Mason Global Asset
                                                                      Allocation, LLC
  Lord Abbett Bond Debenture       Seeks to provide high current      Met Investors Advisory LLC
     Portfolio -- Class A          income and the opportunity for     Subadviser: Lord, Abbett & Co.
                                   capital appreciation to produce a  LLC
                                   high total return.
  Lord Abbett Growth and Income    Seeks long-term growth of capital  Met Investors Advisory LLC
     Portfolio -- Class B          and current income without         Subadviser: Lord, Abbett & Co.
                                   excessive fluctuations in the      LLC
                                   market value.
  Lord Abbett Mid-Cap Value        Seeks capital appreciation         Met Investors Advisory LLC
     Portfolio -- Class B          through investments, primarily in  Subadviser: Lord, Abbett & Co.
                                   equity securities which are        LLC
                                   believed to be undervalued in the
                                   marketplace.
  Met/AIM Capital Appreciation     Seeks capital appreciation.        Met Investors Advisory LLC
     Portfolio -- Class A                                             Subadviser: A I M Advisors, Inc.
  Met/AIM Small Cap Growth         Seeks long-term growth of          Met Investors Advisory LLC
     Portfolio -- Class A          capital.                           Subadviser: A I M Advisors, Inc.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

  MFS(R) Research International    Seeks capital appreciation.        Met Investors Advisory LLC
     Portfolio -- Class B+                                            Subadviser: Massachusetts
                                                                      Financial Services Company
  MFS(R) Value Portfolio -- Class  Seeks capital appreciation and     Met Investors Advisory LLC
     A                             reasonable income.                 Subadviser: Massachusetts
                                                                      Financial Services Company
  Neuberger Berman Real Estate     Seeks to provide total return      Met Investors Advisory LLC
     Portfolio -- Class A          through investment in real estate  Subadviser: Neuberger Berman
                                   securities, emphasizing both       Management, Inc.
                                   capital appreciation and current
                                   income.
  PIMCO Inflation Protected Bond   Seeks to provide maximum real      Met Investors Advisory LLC
     Portfolio -- Class A          return, consistent with            Subadviser: Pacific Investment
                                   preservation of capital and        Management Company LLC
                                   prudent investment management.
  Pioneer Fund Portfolio -- Class  Seeks reasonable income and        Met Investors Advisory LLC
     A                             capital growth.                    Subadviser: Pioneer Investments
                                                                      Investment Management, Inc.
  Pioneer Strategic Income         Seeks a high level of current      Met Investors Advisory LLC
     Portfolio -- Class A          income.                            Subadviser: Pioneer Investments
                                                                      Investment Management, Inc.
  Third Avenue Small Cap Value     Seeks long-term capital            Met Investors Advisory LLC
     Portfolio -- Class B          appreciation.                      Subadviser: Third Avenue
                                                                      Management LLC
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth      Seeks maximum capital              MetLife Advisers, LLC
     Portfolio -- Class D          appreciation.                      Subadviser: BlackRock Advisors,
                                                                      LLC
  BlackRock Bond Income            Seeks competitive total return     MetLife Advisers, LLC
     Portfolio -- Class A          primarily from investing in        Subadviser: BlackRock Advisors,
                                   fixed-income securities.           LLC
  BlackRock Money Market           Seeks a high level of current      MetLife Advisers, LLC
     Portfolio -- Class A          income consistent with             Subadviser: BlackRock Advisors,
                                   preservation of capital.           LLC
  FI Large Cap Portfolio -- Class  Seeks long-term growth of          MetLife Advisers, LLC
     A                             capital.                           Subadviser: Fidelity Management &
                                                                      Research Company
  FI Value Leaders                 Seeks long-term growth of          MetLife Advisers, LLC
     Portfolio -- Class D          capital.                           Subadviser: Fidelity Management &
                                                                      Research Company
  MetLife Aggressive Allocation    Seeks growth of capital.           MetLife Advisers, LLC
     Portfolio -- Class B
  MetLife Conservative to          Seeks high level of current        MetLife Advisers, LLC
     Moderate Allocation           income, with growth of capital as
     Portfolio -- Class B          a secondary objective.
  MetLife Conservative Allocation  Seeks high total return in the     MetLife Advisers, LLC
     Portfolio -- Class B          form of income and growth of
                                   capital, with a greater emphasis
                                   on income.
  MetLife Moderate Allocation      Seeks a balance between a high     MetLife Advisers, LLC
     Portfolio -- Class B          level of current income and
                                   growth of capital, with a greater
                                   emphasis on growth of capital.
  MetLife Moderate to Aggressive   Seeks growth of capital.           MetLife Advisers, LLC
     Allocation
     Portfolio -- Class B
  MFS(R) Total Return              Seeks a favorable total return     MetLife Advisers, LLC
     Portfolio -- Class F          through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company
  Oppenheimer Global Equity        Seeks capital appreciation.        MetLife Advisers, LLC
     Portfolio -- Class B                                             Subadviser: OppenheimerFunds,
                                                                      Inc.
  T. Rowe Price Large Cap Growth   Seeks long-term growth of capital  MetLife Advisers, LLC
     Portfolio -- Class B+         and, secondarily, dividend         Subadviser: T. Rowe Price
                                   income.                            Associates, Inc.
  Western Asset Management U.S.    Seeks to maximize total return     MetLife Advisers, LLC
     Government                    consistent with preservation of    Subadviser: Western Asset
     Portfolio -- Class A          capital and maintenance of         Management Company
                                   liquidity.
PIMCO VARIABLE INSURANCE TRUST
  Total Return                     Seeks maximum total return,        Pacific Investment Management
     Portfolio -- Administrative   consistent with preservation of    Company LLC
     Class                         capital and prudent investment
                                   management.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio -- Class II   Seeks capital growth and income    Van Kampen Asset Management
                                   through investments in equity
                                   securities, including common
                                   stocks, preferred stocks and
                                   securities convertible into
                                   common and preferred stocks.
  Enterprise Portfolio -- Class    Seeks capital appreciation         Van Kampen Asset Management
     II+                           through investments in securities
                                   believed by the portfolio's
                                   investment adviser to have above-
                                   average potential for capital
                                   appreciation.



---------

+ Not available under all Contracts. Availability depends on Contract issue date.



Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix C -- Additional Information Regarding Underlying Funds" for more information.





                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------


GENERAL


We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:


     - the ability for you to make withdrawals and surrenders under the Contracts

     - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners


     - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)


     - administration of the annuity options available under the Contracts and


     -    the distribution of various reports to Contract Owners.


Costs and expenses we incur include:


     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts



     - sales and marketing expenses including commission payments to your registered representative and



     -    other costs of doing business.


Risks we assume include:

     - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established


     - that the amount of the death benefit will be greater than the Contract Value and



     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted


We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.




The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES


There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge:


     (1)  from the distribution of death proceeds;

     (2)  after an annuity payout has begun; or

     (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE


Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is 1.55% annually. If you choose the Enhanced Death Benefit, the M&E charge is 1.75% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.



ENHANCED STEPPED-UP PROVISION CHARGE



If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option.


GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE


If you elect to add a GMWB rider to your Contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.




VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.


Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request, which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.


MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., American Funds Global Growth Fund, BlackRock High Yield Portfolio, Dreyfus Variable Investment Fund -- Developing Leaders Portfolio, Dreman Small-Cap Value Portfolio, Global Technology Portfolio, Harris Oakmark International Portfolio, Lord Abbett Bond Debenture Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio Met/AIM Small Cap Growth Portfolio, MFS(R) Research International Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Third Avenue Small Cap Value Portfolio and Worldwide Growth Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series Portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.



We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.





Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:



     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or



     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.



Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. You may only have one DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA Program, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------


Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.



We may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. It is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request. We may withhold payment of surrender, withdrawal or, if applicable, loan proceeds if any portion of those proceeds would be derived from a personal check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. You may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.




SYSTEMATIC WITHDRAWALS





Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.





We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.



Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.



MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations".) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.


                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY


You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from the Variable Funding Options, as most recently elected by the Contract Owner, until the Death Report Date.


Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.


Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:


     -    the death benefit will not be payable upon the Annuitant's death

     -    the Contingent Annuitant becomes the Annuitant

     -    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal or beneficiary contract continuance ("Death Report Date").

There are age restrictions on certain death benefits (see The Annuity Contract section).

Note: If the owner dies before the Annuitant, the death benefit is recalculated replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT

If the Annuitant is less than age 80 on the Contract Date and dies before the Maturity Date, the death benefit payable as of the Death Report Date will be the greatest of a), b) or c) below, less any applicable premium tax. If the Annuitant is 80 or older on the Contract Date and dies before the Maturity Date, the death benefit payable as of the Death Report Date will be the greater of a) or b) below, less any applicable premium tax.

     a)   the Contract Value on the Death Report Date

     b)   the Adjusted Purchase Payment (as described below)*

     c)   the Step-Up Value (if any, as described below)

ENHANCED DEATH BENEFIT

If the Annuitant dies before the Maturity Date and before age 80, the death benefit payable as of the Death Report Date will be the greatest of (a), (b),
(c) or (d), less any applicable premium tax:

     a)   the Contract Value on the Death Report Date

     b)   the Adjusted Purchase Payment (as described below)*

     c)   the Step-Up Value (if any, as described below)

     d)   the Roll-Up Death Benefit Value (if any, as described below)

If the Annuitant dies before the Maturity Date and on or after age 80, the death benefit payable as of the Death Report Date will be the greatest of (a), (b),
(c) or (d), less any applicable premium tax:

     a)   the Contract Value on the Death Report Date

     b)   the Adjusted Purchase Payment (as described below)*

     c)   the Step-Up Value (if any, as described below)

     d) the Roll-Up Death Benefit Value (if any, as described below) available at the Annuitant's 80(th) birthday, plus any additional Purchase Payments, minus any partial surrender reductions (as described below) which occur after the Annuitant's 80(th) birthday

* If you have elected a GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider.

ADJUSTED PURCHASE PAYMENT:

The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever any additional Purchase Payment(s) are made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a partial surrender reduction as described below.

STEP UP VALUE:

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80(th) birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value on that date. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a partial surrender is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80(th) birthday will be those related to additional Purchase Payments or partial surrenders as described above.

ROLL UP DEATH BENEFIT VALUE:

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal (a) plus (b) minus (c), increased by 5%, where:

     (a) is the Roll-Up Death Benefit as of the previous Contract Date anniversary

     (b)  any Purchase Payments made during the previous Contract Year

     (c) any Partial Surrender Reductions (as described below) during the previous Contract Year

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal (a) plus (b) minus (c), where:

     (a) the Roll-Up Death Benefit Value on the previous Contract Date anniversary

     (b) any Purchase Payments made since the previous Contract Date anniversary

     (c) any Partial Surrender Reductions (as described below) since the previous Contract Date anniversary.

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).

PARTIAL SURRENDER REDUCTION:

ADJUSTED PURCHASE PAYMENT. The Partial Surrender Reduction is equal to (1) the Adjusted Purchase Payment in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

STEP-UP VALUE AND ROLL-UP VALUE. The Partial Surrender Reduction is equal to (1) the amount of the death benefit value (Step-Up or Roll-Up Value) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

The following examples apply to the Adjusted Purchase Payment, Step-Up Value or Roll-Up Value. Assume your current Contract Value is $55,000. If the current value of your death benefit is $50,000, and you decide to make a withdrawal of $10,000, we would reduce death benefit as follows:

           50,000 x (10,000/55,000) = $9,090

Your new death benefit would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If the current value of your death benefit is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the death benefit as follows:

           50,000 x (10,000/30,000) = $16,666

Your new death benefit would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE. This provision must be elected at time of application.

If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE CONTRACT DATE, 40% OF THE LESSER
OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE CONTRACT DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the initial Contract Value. Whenever an additional Purchase Payment is made, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

           50,000 X (10,000/55,000) = 9,090

You new modified Purchase Payment would be 50,000 -- 9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

           50,000 X (10,000/30,000) = $16,666

Your new modified Purchase Payment would be 50,000 -- 16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS



---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
---------------------------------------------------------------------------------------------------------------

OWNER (WHO IS NOT THE         The beneficiary (ies), or if   The beneficiary elects to      Yes
ANNUITANT) (WITH NO JOINT     none, to the Contract          continue the Contract rather
OWNER)                        Owner's estate.                than receive the
                                                             distribution.
---------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)  The beneficiary (ies), or if   The beneficiary elects to      Yes
(WITH NO JOINT OWNER)         none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive the
                                                             distribution.
---------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO  The surviving joint owner.                                    Yes
IS NOT THE ANNUITANT)
---------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO  The beneficiary (ies), or if   The beneficiary elects to      Yes
IS THE ANNUITANT)             none, to the surviving joint   continue the Contract rather
                              owner.                         than receive a distribution.
---------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS   The surviving joint owner.     The spouse elects to           Yes
NOT THE ANNUITANT)                                           continue the Contract.
---------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS   The beneficiary (ies), or if   The spouse elects to           Yes
THE ANNUITANT)                none, to the surviving joint   continue the Contract.
                              owner.
                                                             A spouse who is not the
                                                             beneficiary may decline to
                                                             continue the Contract and
                                                             instruct the Company to pay
                                                             the beneficiary.
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
---------------------------------------------------------------------------------------------------------------

ANNUITANT (WHO IS NOT THE     The beneficiary (ies), or if   The beneficiary elects to      Yes
CONTRACT OWNER)               none, to the Contract Owner.   continue the Contract rather
                                                             than receive the
                                                             distribution.

                                                             But, if there is a
                                                             Contingent Annuitant, then
                                                             the Contingent Annuitant
                                                             becomes the Annuitant and
                                                             the Contract continues in
                                                             effect (generally using the
                                                             original Maturity Date). The
                                                             proceeds will then be paid
                                                             upon the death of the
                                                             Contingent Annuitant or
                                                             owner.
---------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE         See death of "Owner who is                                    Yes
CONTRACT OWNER)               the Annuitant" above.
---------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A   The beneficiary (ies), or if                                  Yes (Death of
NON-NATURAL PERSON/TRUST)     none, to the owner.                                           Annuitant is
                                                                                            treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
---------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT          No death proceeds are                                         N/A
(ASSUMING ANNUITANT IS STILL  payable; Contract continues.
ALIVE)
---------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------



                               QUALIFIED CONTRACTS



---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
---------------------------------------------------------------------------------------------------------------

OWNER/ANNUITANT               The beneficiary (ies), or if   The beneficiary elects to      Yes
                              none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive a distribution.
---------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------



---------

* Certain payout rules of the Code are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5-year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)



Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.


If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.




All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.



Please note that spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts. Please consult a tax advisor before electing this option.


BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     -    transfer ownership

     -    take a loan

     -    make additional Purchase Payments


The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.


DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS

--------------------------------------------------------------------------------



GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")



For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your Contract each year.



AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III" ; we may refer to any one of these as GMWB. The availability of each rider is shown below.



You may elect a GMWB rider only at the time of your initial purchase of the Contract.



REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your Contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.



ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.



The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:




--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
If you make your first                    5% of RBB                 5% of RBB                 5% of RBB
withdrawal before the 3rd
anniversary
after you purchase GMWB:
--------------------------------------------------------------------------------------------------------------
If you make your first                   10% of RBB                10% of RBB                 5% of RBB
withdrawal after the 3(rd)
anniversary after you purchase
GMWB:
--------------------------------------------------------------------------------------------------------------




ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.



We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.



WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:



IF YOU SELECT GMWB II OR GMWB III:



     - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.



     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.



IF YOU PURCHASED GMWB I:



     - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.



     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.



We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.



WITHDRAWAL EXAMPLES. The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:



                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III




--------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
--------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
--------------------------------------------------------------------------------------------------------------------------

VALUES AS OF
--------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $5,000         $100,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $5,000          $90,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
PARTIAL
WITHDRAWAL
REDUCTION
(PWR)             N/A         (100,000 x           [5,000 x (1-         N/A         (100,000 x           [5,000 x (1-
                           10,000/110,000) =    90,000/100,000)] =               10,000/90,000) =     88,889/100,000)] =
                                 9,091                  500                           $11,111                $556
--------------------------------------------------------------------------------------------------------------------------
GREATER OF
PWR OR THE
DOLLAR AMOUNT
OF THE
WITHDRAWAL                      $10,000                                               $11,111

                            (10,000>9,091)                                        (11,111>10,000)
--------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $10,000                $500           $10,000         $11,111                $556
--------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
AFTER
WITHDRAWAL     $100,000         $90,000               $4,500          $80,000         $88,889               $4,444
--------------------------------------------------------------------------------------------------------------------------

                          WITHDRAWAL EXAMPLE FOR GMWB I




--------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
--------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
--------------------------------------------------------------------------------------------------------------------------

VALUES AS OF
--------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $5,000         $100,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $5,000          $90,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
AFTER
WITHDRAWAL     $100,000         $90,909               $4,545          $80,000         $88,889               $4,444

                         [100,000 -- (100,000         [(5,000                  [100,000 -- (100,000        [5,000 x
                           x10,000/110,000)]     x90,909/100,000)]               x10,000/90,000)]      (88,889/100,000)]
--------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $9,091                 $455           $10,000         $11,111                $556
--------------------------------------------------------------------------------------------------------------------------




TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY). If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.



For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:



     - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:



          -    a qualified retirement plan (Code Section 401),



          -    a tax-sheltered annuity (Code Section 403(b)),



          -    an individual retirement account (Code Sections 408(a)),



          -    an individual retirement annuity (Code Section 408(b)), or



          -    a qualified deferred compensation plan (Code Section 457).



          Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).



     - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;



     - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

     - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004-9 , Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).



You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:



     - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.



          You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.



     - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.



RESET (GMWB I AND GMWB II ONLY). If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.



Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.



If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.



Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the charge may increase if you elect to reset the RBB (the charge will never exceed the guaranteed maximum charge). Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.



INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)



We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.



If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.



GMWB CHARGE. The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted each business day from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.




--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
Current Annual Charge                       0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
Maximum Annual Charge After a               1.00%                     1.00%                      N/A
Reset
--------------------------------------------------------------------------------------------------------------




MAXIMUM RBB. Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.



Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.



TERMINATION. Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5(th) anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.



OTHER INFORMATION ABOUT GMWB. If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:



     - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.



     - The total annual payment amount will equal the AWB and will never exceed your RBB, and



     - We will no longer accept subsequent Purchase Payments into the Contract.



If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.



Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III



The following chart may help you decide which version of GMWB is best for you.




--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
AWB                                  5% of RBB if first        5% of RBB if first             5% of RBB
                                   withdrawal before 3(rd)   withdrawal before 3(rd)
                                   anniversary 10% of RBB    anniversary 10% of RBB
                                     if first withdrawal       if first withdrawal
                                   after 3(rd) anniversary   after 3(rd) anniversary
--------------------------------------------------------------------------------------------------------------
ANNUAL CHARGE                               0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
RESET                                        Yes                       Yes                       No
--------------------------------------------------------------------------------------------------------------
CAN I CANCEL MY GMWB?                        No               Yes, after the 5(th)      Yes, after the 5(th)
                                                               anniversary of GMWB       anniversary of GMWB
                                                                    purchase                  purchase
--------------------------------------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS                      No                        Yes                       Yes
--------------------------------------------------------------------------------------------------------------
WAIVER OF RECALCULATION OF AWB               No                        Yes                       Yes
FOR DISTRIBUTIONS FROM TAX-
QUALIFIED PLANS
--------------------------------------------------------------------------------------------------------------



                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------

MATURITY DATE


Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life;
(b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states. Please be aware that once the Contract is annuitized, you are ineligible to receive the death benefit you have selected, and any living benefit rider is terminated.



You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90(th) birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us). (For Contracts issued in Florida and New York, the Maturity Date you elect may not be later than the Annuitant's 90(th) birthday.)


At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.


DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.



The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.



DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.


FIXED ANNUITY


You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Annuity Tables in effect on the Maturity Date.


                                 PAYMENT OPTIONS

--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.


During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See "Annuity Options.")



The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS


Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.


Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.


Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected. Please note that Option 5 may not satisfy minimum required distribution rules for Qualified Contracts. Please consult a tax advisor before electing this options.





Option 6 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.



VARIABLE LIQUIDITY BENEFIT



This benefit is only offered with the annuity option "Payments for a Fixed Period without Life Contingency." At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to the present value of remaining certain payments. The interest rate used to calculate the present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

                        MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------

RIGHT TO RETURN


You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.


If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION


We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Accordingly, no Contract will be terminated due solely to negative investment performance. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value. Federal tax law may impose additional restrictions on our right to cancel your traditional IRA, Roth IRA or other Qualified Contract.


REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

                              THE SEPARATE ACCOUNTS

--------------------------------------------------------------------------------




MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 and MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002, respectively. References to "Separate Account" refer either to MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 or MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002, depending on the issuer of your Contract. Both MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 and MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002 were established on September 17, 2002 and are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 and MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002 for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims-paying ability of the Company.



All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.



Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.



We reserve the right to transfer assets of the Separate Account to another separate account, and/or to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.


PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.


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                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------




The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.



You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).



GENERAL TAXATION OF ANNUITIES



Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%). The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.



STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.



PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.



TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.



FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



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


GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.



TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED



QUALIFIED ANNUITY CONTRACTS



If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.



The Contract has been submitted to the IRS for review and is awaiting approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse consequences.



TAXATION OF QUALIFIED ANNUITY CONTRACTS



Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.



MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS



Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB, if available in your contract) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.



MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.



NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B) OR 408 (INCLUDING IRA OWNERS): While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.



INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $4,000 for calendar year 2007, $5,000 for 2008, and may be indexed for inflation in future years. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.



Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).



Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.



Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $45,000 or 100% of pay for each participant in 2007.



ROTH IRAS



Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.



Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10%


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


penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.



TSAS (ERISA AND NON-ERISA)



GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.



In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).



Note: Proposed income tax regulations issued in November 2004 would require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract or sec.403(b)(7) custodial account, (b) significant restrictions on the ability for participants to direct proceeds between 403(b) annuity contracts and (c) additional restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.



The proposed regulations will generally not be effective until taxable years beginning after December 31, 2007 at the earliest, and may not be relied on until issued in final form. However, certain aspects including a proposed prohibition on the use of life insurance contracts under 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective unless revised or revoked in final regulations.



WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:



     - Relates to purchase payments made prior to 1989 (and pre-1989 earnings on those purchase payments);



     - Is directly transferred to another permissible investment under sec.403(b) arrangements;



     -    Relates to amounts that are not salary reduction elective deferrals;



     - Occurs after you die, leave your job or become disabled (as defined by the Code); or



     - Is for financial hardship (but only to the extent of purchase payments) if your plan allows it.



DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Effective January 1, 2006, employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:



     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.



     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.



     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).



     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.



     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.



     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.



Many of the federal income tax rules pertaining to Designated Roth Accounts have not yet been finalized. Both you and your employer should consult their own tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.



The following general tax rules are based on our understanding of the Code and any regulations issued through December 31, 2005, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:



The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.



Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.



In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).



If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").



Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.



Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.



LOANS. If your TSA Contract permits loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.



The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.



Your Contract will indicated whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

NON-QUALIFIED ANNUITY CONTRACTS



If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.



Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.



Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:



     -    a non-taxable return of your Purchase Payment; or



     -    a taxable payment of earnings.



We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.



If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.



PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.



PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received under that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.



We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.



DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES



The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.



OWNERSHIP OF THE INVESTMENTS



In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.



TAXATION OF DEATH BENEFIT PROCEEDS



Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.



OTHER TAX CONSIDERATIONS



TREATMENT OF CHARGES FOR OPTIONAL BENEFITS



The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax advisor before selecting any rider or endorsement to the Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT. If you have purchased a Guaranteed Minimum Withdrawal Benefit (GMWB), where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, MetLife intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Minimum Withdrawal Benefit exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.



In the event that the Contract Value goes to zero, and either the Remaining Benefit Base is paid out in fixed installments, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.



MetLife reserves the right to change its tax reporting practices where we determine that it is not in accordance with IRS guidance (whether formal or informal).



PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.



NON-RESIDENT ALIENS



Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.



TAX CREDITS AND DEDUCTIONS



The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to contract owners since the Company is the owner of the assets from which the tax benefits are derived.

                                OTHER INFORMATION

--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.


MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



MetLife Life and Annuity Company of Connecticut is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.


FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS




DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. Prior to October 20, 2006, the principal underwriter and distributor was MLI Distribution LLC, which merged with and into MLIDC on that date. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.



MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").



MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Company no longer offers the Contracts to new purchasers, but it continues to accept purchase payments from existing Contract Owners.



COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the funds in the American Funds Insurance Series for services it provides in marketing the funds' shares in connection with the Contract.



The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their other affiliates MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. See the "Statement of Additional Information--DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT" for a list of the broker-dealer firms that received such additional compensation during 2006, as well as the range of additional compensation paid.



The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds which may be offered in the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers, LLC and MetLife Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.



SALES BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contracts is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

Registered representatives of our affiliates, MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representative are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.



The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.





CONFORMITY WITH STATE AND FEDERAL LAWS



The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.


VOTING RIGHTS


The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.


RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS


In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                   APPENDIX A

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------



     METLIFE INSURANCE COMPANY OF CT VARIABLE ANNUITY SEPARATE ACCOUNT 2002
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.70%





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03).................................  2006        1.439            1.405                --
                                                     2005        1.274            1.439            21,094
                                                     2004        1.196            1.274            23,193
                                                     2003        1.000            1.196             2,000

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (3/03)...........................................  2006        1.720            2.036           207,504
                                                     2005        1.533            1.720           217,320
                                                     2004        1.374            1.533           161,675
                                                     2003        1.000            1.374                --

  American Funds Growth Subaccount (Class 2)
  (3/03)...........................................  2006        1.708            1.851           394,469
                                                     2005        1.495            1.708           443,685
                                                     2004        1.352            1.495           308,855
                                                     2003        1.000            1.352                --

  American Funds Growth-Income Subaccount (Class 2)
  (3/03)...........................................  2006        1.493            1.691           362,807
                                                     2005        1.435            1.493           409,651
                                                     2004        1.322            1.435           246,724
                                                     2003        1.000            1.322                --

Capital Appreciation Fund
  Capital Appreciation Fund (3/03).................  2006        1.693            1.675                --
                                                     2005        1.457            1.693           251,484
                                                     2004        1.240            1.457            84,254
                                                     2003        1.000            1.240             5,000

                                 SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03)...........................................  2006        1.772            2.310                --
                                                     2005        1.681            1.772           160,949
                                                     2004        1.302            1.681           117,977
                                                     2003        1.000            1.302             2,000

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/03)...................................  2006        1.286            1.473            76,153
                                                     2005        1.253            1.286            22,828
                                                     2004        1.213            1.253             6,813
                                                     2003        1.000            1.213             3,000

  Dreyfus VIF Developing Leaders Subaccount
  (Initial Shares) (3/03)..........................  2006        1.514            1.544            65,366
                                                     2005        1.455            1.514            82,966
                                                     2004        1.329            1.455            88,422
                                                     2003        1.000            1.329             3,000

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.306            1.420                --
                                                     2005        1.206            1.306           158,145
                                                     2004        1.074            1.206           128,750
                                                     2003        1.000            1.074             1,000

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.304            1.453                --
                                                     2005        1.204            1.304           113,935
                                                     2004        1.067            1.204            87,484
                                                     2003        1.000            1.067             1,000

Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)........................................  2006        1.522            1.772                --
                                                     2005        1.400            1.522            96,369
                                                     2004        1.265            1.400            42,052
                                                     2003        1.000            1.265                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)......................  2006        2.220            2.796           222,411
                                                     2005        1.772            2.220           188,492
                                                     2004        1.445            1.772            72,179
                                                     2003        1.000            1.445             1,000

                                 SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03).................................  2006        1.778            2.123           110,480
                                                     2005        1.641            1.778            52,829
                                                     2004        1.408            1.641            29,598
                                                     2003        1.000            1.408                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03).................................  2006        1.689            2.022                --
                                                     2005        1.578            1.689           256,644
                                                     2004        1.383            1.578           102,140
                                                     2003        1.000            1.383             1,000

High Yield Bond Trust
  High Yield Bond Trust (5/04).....................  2006        1.064            1.087                --
                                                     2005        1.068            1.064            66,166
                                                     2004        1.000            1.068            32,368

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/03)...........................................  2006        1.266            1.307                --
                                                     2005        1.196            1.266                --
                                                     2004        1.123            1.196             3,000
                                                     2003        1.000            1.123             3,000

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/03)..........................  2006        1.493            1.561                --
                                                     2005        1.352            1.493                --
                                                     2004        1.204            1.352             1,000
                                                     2003        1.000            1.204             1,000

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/03)...................................  2006        1.548            1.642            12,808
                                                     2005        1.412            1.548            12,975
                                                     2004        1.428            1.412            23,120
                                                     2003        1.000            1.428             1,000

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (3/03)...................................  2006        1.377            1.597                --
                                                     2005        1.327            1.377                --
                                                     2004        1.291            1.327             2,000
                                                     2003        1.000            1.291             2,000

                                 SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)....  2006        1.540            1.726                --
                                                     2005        1.506            1.540            52,538
                                                     2004        1.333            1.506            28,794
                                                     2003        1.000            1.333             1,000

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).......  2006        1.533            1.780             8,265
                                                     2005        1.499            1.533            17,889
                                                     2004        1.407            1.499            43,615
                                                     2003        1.000            1.407                --

  LMPVPI Investors Subaccount (Class I) (3/03).....  2006        1.511            1.757            26,277
                                                     2005        1.443            1.511            26,301
                                                     2004        1.329            1.443            22,578
                                                     2003        1.000            1.329                --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (3/03)...........................................  2006        1.419            1.454            39,221
                                                     2005        1.372            1.419            42,695
                                                     2004        1.388            1.372            21,474
                                                     2003        1.000            1.388             1,000

  LMPVPI Small Cap Growth Subaccount (Class I)
  (3/03)...........................................  2006        1.790            1.984            17,700
                                                     2005        1.735            1.790            19,709
                                                     2004        1.533            1.735            19,127
                                                     2003        1.000            1.533             1,000

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (3/03)...........................................  2006        1.552            1.695            24,953
                                                     2005        1.437            1.552            38,828
                                                     2004        1.339            1.437            59,070
                                                     2003        1.000            1.339             2,000

  LMPVPII Equity Index Subaccount (Class II)
  (3/03)...........................................  2006        1.405            1.590           355,234
                                                     2005        1.371            1.405           429,296
                                                     2004        1.265            1.371           221,268
                                                     2003        1.000            1.265            22,369

  LMPVPII Growth and Income Subaccount (Class I)
  (3/03)...........................................  2006        1.399            1.546             8,527
                                                     2005        1.373            1.399             8,618
                                                     2004        1.288            1.373             3,086
                                                     2003        1.000            1.288             1,000

                                 SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount
  (9/03)...........................................  2006        0.999            1.023           129,430
                                                     2005        0.993            0.999           121,214
                                                     2004        0.998            0.993            78,287
                                                     2003        1.000            0.998             1,000

  LMPVPIII Social Awareness Stock Subaccount
  (5/04)...........................................  2006        1.109            1.175            30,233
                                                     2005        1.081            1.109            63,863
                                                     2004        1.000            1.081            39,987

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class
  VC) (5/03).......................................  2006        1.396            1.610           158,717
                                                     2005        1.376            1.396           136,704
                                                     2004        1.242            1.376            87,047
                                                     2003        1.000            1.242             2,000

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)...........................................  2006        1.631            1.800           101,648
                                                     2005        1.533            1.631           143,379
                                                     2004        1.257            1.533            83,158
                                                     2003        1.000            1.257             2,000

Managed Assets Trust
  Managed Assets Trust (5/04)......................  2006        1.099            1.133                --
                                                     2005        1.076            1.099            82,353
                                                     2004        1.000            1.076            73,762

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)........................................  2006        1.867            1.777           135,276

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06)...........................................  2006        1.300            1.370            71,560

  MIST BlackRock Large-Cap Core Subaccount (Class
  A) (4/06)........................................  2006        1.621            1.715           214,925

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.125            1.198            24,666

  MIST Harris Oakmark International Subaccount
  (Class A) (4/06) *...............................  2006        1.868            2.057            96,411

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)........................................  2006        1.675            1.716           332,053

                                 SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MIST Legg Mason Partners Managed Assets
  Subaccount (Class A) (4/06)......................  2006        1.133            1.197            58,007

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)........................................  2006        1.316            1.378             8,867

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06).................................  2006        1.001            1.077           168,738

  MIST Met/AIM Capital Appreciation Subaccount
  (Class A) (4/06).................................  2006        1.503            1.484            24,656

  MIST Met/AIM Small Cap Growth Subaccount (Class
  A) (4/06)........................................  2006        1.235            1.225                --

  MIST MFS(R) Value Subaccount (Class A) (4/06)....  2006        1.266            1.398            30,990

  MIST Neuberger Berman Real Estate Subaccount
  (Class A) (4/06).................................  2006        1.003            1.219           277,624

  MIST Pioneer Fund Subaccount (Class A) (4/06)....  2006        1.467            1.576            32,358

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.055            1.109             1,358

  MIST Pioneer Strategic Income Subaccount (Class
  A) (4/06)........................................  2006        1.125            1.165           248,838

  MIST Third Avenue Small Cap Value Subaccount
  (Class B) (4/06).................................  2006        1.003            1.028           235,827

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)........................................  2006        1.588            1.550            35,581

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06)...........................................  2006        1.038            1.077            87,523

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06)...........................................  2006        1.006            1.027           411,248

  MSF FI Large Cap Subaccount (Class A) (4/06).....  2006        1.415            1.433            71,358

                                 SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MSF FI Value Leaders Subaccount (Class D)
  (4/06)...........................................  2006        1.542            1.580           123,010

  MSF MetLife Aggressive Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.060             9,113

  MSF MetLife Conservative Allocation Subaccount
  (4/06)...........................................  2006        1.001            1.042            40,448

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)................................  2006        1.002            1.049            57,844

  MSF MetLife Moderate Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.054           212,451

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)................................  2006        1.002            1.059           315,338

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06)...........................................  2006        1.341            1.432           359,348

  MSF Oppenheimer Global Equity Subaccount (Class
  B) (4/06) *......................................  2006        0.996            1.050           572,119

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06).................................  2006        0.998            1.068            30,095

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)......................  2006        1.087            1.154            56,745

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *....................  2006        1.038            1.074           174,017

Money Market Portfolio
  Money Market Subaccount (3/03)...................  2006        0.997            1.006                --
                                                     2005        0.986            0.997           583,043
                                                     2004        0.992            0.986           253,645
                                                     2003        1.000            0.992           251,474

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04)...................................  2006        1.114            1.177                --
                                                     2005        1.072            1.114            47,269
                                                     2004        1.000            1.072            27,182

                                 SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)....................................  2006        1.124            1.113           178,444
                                                     2005        1.120            1.124           520,553
                                                     2004        1.046            1.120           246,186
                                                     2003        1.000            1.046             2,000

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)....................................  2006        1.063            1.085           763,408
                                                     2005        1.055            1.063         1,156,728
                                                     2004        1.023            1.055           681,309
                                                     2003        1.000            1.023             2,005

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).......................................  2006        1.740            2.184             7,596
                                                     2005        1.577            1.740             9,119
                                                     2004        1.380            1.577            11,658
                                                     2003        1.000            1.380               986

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03)...........................................  2006        2.020            2.330           230,788
                                                     2005        1.920            2.020           215,516
                                                     2004        1.547            1.920           121,177
                                                     2003        1.000            1.547            10,196

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03)...........................................  2006        1.412            1.503                --
                                                     2005        1.321            1.412            31,712
                                                     2004        1.262            1.321            19,554
                                                     2003        1.000            1.262             1,000

  Travelers Convertible Securities Subaccount
  (3/03)...........................................  2006        1.235            1.316                --
                                                     2005        1.252            1.235             8,965
                                                     2004        1.198            1.252             8,685
                                                     2003        1.000            1.198            16,073

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/03)...........................................  2006        1.710            1.867                --
                                                     2005        1.547            1.710           125,438
                                                     2004        1.351            1.547            58,776
                                                     2003        1.000            1.351             2,000

  Travelers Equity Income Subaccount (3/03)........  2006        1.468            1.542                --
                                                     2005        1.429            1.468           106,840
                                                     2004        1.323            1.429            91,847
                                                     2003        1.000            1.323             2,000

                                 SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Federated High Yield Subaccount
  (3/03)...........................................  2006        1.269            1.300                --
                                                     2005        1.258            1.269           100,789
                                                     2004        1.159            1.258            52,574
                                                     2003        1.000            1.159             1,000

  Travelers Federated Stock Subaccount (3/03)......  2006        1.457            1.509                --
                                                     2005        1.408            1.457             1,886
                                                     2004        1.295            1.408             2,000
                                                     2003        1.000            1.295             2,000

  Travelers Large Cap Subaccount (3/03)............  2006        1.373            1.415                --
                                                     2005        1.285            1.373            27,621
                                                     2004        1.227            1.285             2,000
                                                     2003        1.000            1.227             2,000

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)................................  2006        1.027            1.092                --
                                                     2005        1.000            1.027             8,364

  Travelers Managed Allocation Series: Conservative
  Subaccount (12/05)...............................  2006        1.009            1.012                --
                                                     2005        1.007            1.009            14,893

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)................................  2006        1.039            1.076                --
                                                     2005        0.994            1.039           136,717

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).....................  2006        1.052            1.097                --
                                                     2005        1.000            1.052            52,827

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05)...................  2006        1.025            1.045                --
                                                     2005        1.000            1.025            43,857

  Travelers Mercury Large Cap Core Subaccount
  (3/03)...........................................  2006        1.527            1.621                --
                                                     2005        1.386            1.527           221,339
                                                     2004        1.216            1.386            67,332
                                                     2003        1.000            1.216             1,000

  Travelers MFS(R) Mid Cap Growth Subaccount
  (3/03)...........................................  2006        1.502            1.588                --
                                                     2005        1.482            1.502            16,505
                                                     2004        1.321            1.482            17,506
                                                     2003        1.000            1.321             1,000

                                 SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers MFS(R) Total Return Subaccount (3/03)..  2006        1.299            1.341                --
                                                     2005        1.284            1.299           379,761
                                                     2004        1.171            1.284           206,138
                                                     2003        1.000            1.171             2,006

  Travelers MFS(R) Value Subaccount (5/04).........  2006        1.172            1.266                --
                                                     2005        1.120            1.172            17,372
                                                     2004        1.000            1.120             2,000

  Travelers Mondrian International Stock Subaccount
  (3/03)...........................................  2006        1.627            1.868                --
                                                     2005        1.511            1.627            63,891
                                                     2004        1.327            1.511            37,363
                                                     2003        1.000            1.327             1,000

  Travelers Pioneer Fund Subaccount (5/03).........  2006        1.383            1.467                --
                                                     2005        1.327            1.383            44,434
                                                     2004        1.214            1.327             9,113
                                                     2003        1.000            1.214             1,000

  Travelers Pioneer Mid Cap Value Subaccount
  (7/05)...........................................  2006        1.003            1.055                --
                                                     2005        1.000            1.003             2,617

  Travelers Pioneer Strategic Income Subaccount
  (5/04)...........................................  2006        1.114            1.125                --
                                                     2005        1.093            1.114           303,971
                                                     2004        1.000            1.093            55,577

  Travelers Quality Bond Subaccount (3/03).........  2006        1.048            1.038                --
                                                     2005        1.049            1.048           120,078
                                                     2004        1.033            1.049            62,607
                                                     2003        1.000            1.033            24,619

  Travelers Strategic Equity Subaccount (3/03).....  2006        1.384            1.443                --
                                                     2005        1.379            1.384               984
                                                     2004        1.273            1.379            20,770
                                                     2003        1.000            1.273             2,000

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)................................  2006        1.073            1.235                --
                                                     2005        1.000            1.073                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)................................  2006        0.981            1.125                --
                                                     2005        1.000            0.981                --

                                 SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers U.S. Government Securities Subaccount
  (5/04)...........................................  2006        1.077            1.038                --
                                                     2005        1.050            1.077           213,793
                                                     2004        1.000            1.050           146,578

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/03)...........................................  2006        1.554            1.773           145,659
                                                     2005        1.518            1.554           198,608
                                                     2004        1.315            1.518            97,186
                                                     2003        1.000            1.315            19,791

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/03)...........................................  2006        1.331            1.397                --
                                                     2005        1.255            1.331                --
                                                     2004        1.230            1.255             2,000
                                                     2003        1.000            1.230             2,000

Variable Insurance Products Fund
  VIP Contrafund(R) Subaccount (Service Class 2)
  (3/03)...........................................  2006        1.660            1.818           199,994
                                                     2005        1.447            1.660           195,109
                                                     2004        1.278            1.447            54,344
                                                     2003        1.000            1.278            16,154

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (3/03).........................  2006        1.480            1.657             4,681
                                                     2005        1.248            1.480            37,664
                                                     2004        1.253            1.248             4,047
                                                     2003        1.000            1.253             1,000

  VIP Mid Cap Subaccount (Service Class 2) (3/03)..  2006        2.053            2.269           180,087
                                                     2005        1.769            2.053           183,765
                                                     2004        1.444            1.769            49,698
                                                     2003        1.000            1.444             2,000






                         SEPARATE ACCOUNT CHARGES 2.60%





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03).................................  2006        1.403            1.359               --
                                                     2005        1.254            1.403               --
                                                     2004        1.188            1.254               --
                                                     2003        1.000            1.188               --

                                 SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (3/03)...........................................  2006        1.677            1.968               --
                                                     2005        1.509            1.677               --
                                                     2004        1.365            1.509            3,419
                                                     2003        1.000            1.365               --

  American Funds Growth Subaccount (Class 2)
  (3/03)...........................................  2006        1.666            1.789           89,043
                                                     2005        1.471            1.666           89,047
                                                     2004        1.342            1.471           12,735
                                                     2003        1.000            1.342               --

  American Funds Growth-Income Subaccount (Class 2)
  (3/03)...........................................  2006        1.456            1.635           44,742
                                                     2005        1.412            1.456           44,746
                                                     2004        1.313            1.412            9,353
                                                     2003        1.007            1.313               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/03).................  2006        1.652            1.629               --
                                                     2005        1.434            1.652               --
                                                     2004        1.231            1.434               --
                                                     2003        1.000            1.231               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03)...........................................  2006        1.728            2.234               --
                                                     2005        1.655            1.728               --
                                                     2004        1.293            1.655               --
                                                     2003        1.000            1.293               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/03)...................................  2006        1.254            1.424               --
                                                     2005        1.233            1.254               --
                                                     2004        1.205            1.233               --
                                                     2003        1.000            1.205               --

  Dreyfus VIF Developing Leaders Subaccount
  (Initial Shares) (3/03)..........................  2006        1.476            1.493               --
                                                     2005        1.432            1.476               --
                                                     2004        1.320            1.432               --
                                                     2003        1.000            1.320               --

                                 SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.282            1.389               --
                                                     2005        1.194            1.282               --
                                                     2004        1.073            1.194               --
                                                     2003        1.000            1.073               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.279            1.421               --
                                                     2005        1.192            1.279               --
                                                     2004        1.066            1.192               --
                                                     2003        1.000            1.066               --

Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)........................................  2006        1.485            1.713               --
                                                     2005        1.378            1.485               --
                                                     2004        1.256            1.378               --
                                                     2003        1.000            1.256               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)......................  2006        2.167            2.705               --
                                                     2005        1.745            2.167               --
                                                     2004        1.436            1.745               --
                                                     2003        1.000            1.436               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03).................................  2006        1.734            2.052            1,031
                                                     2005        1.615            1.734           20,795
                                                     2004        1.398            1.615            1,035
                                                     2003        1.000            1.398               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03).................................  2006        1.647            1.955               --
                                                     2005        1.553            1.647               --
                                                     2004        1.374            1.553               --
                                                     2003        1.000            1.374               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).....................  2006        1.048            1.068               --
                                                     2005        1.061            1.048               --
                                                     2004        1.000            1.061               --

                                 SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/03)...........................................  2006        1.235            1.271               --
                                                     2005        1.177            1.235               --
                                                     2004        1.115            1.177               --
                                                     2003        1.000            1.115               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/03)..........................  2006        1.456            1.509               --
                                                     2005        1.330            1.456               --
                                                     2004        1.195            1.330               --
                                                     2003        1.000            1.195               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/03)...................................  2006        1.510            1.587               --
                                                     2005        1.390            1.510               --
                                                     2004        1.418            1.390               --
                                                     2003        1.000            1.418               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (3/03)...................................  2006        1.343            1.544               --
                                                     2005        1.306            1.343               --
                                                     2004        1.282            1.306               --
                                                     2003        1.000            1.282               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)....  2006        1.503            1.673               --
                                                     2005        1.483            1.503            4,230
                                                     2004        1.325            1.483               --
                                                     2003        1.000            1.325               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).......  2006        1.495            1.721               --
                                                     2005        1.475            1.495               --
                                                     2004        1.398            1.475               --
                                                     2003        1.000            1.398               --

  LMPVPI Investors Subaccount (Class I) (3/03).....  2006        1.474            1.698               --
                                                     2005        1.420            1.474               --
                                                     2004        1.320            1.420               --
                                                     2003        1.000            1.320               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (3/03)...........................................  2006        1.384            1.406               --
                                                     2005        1.350            1.384               --
                                                     2004        1.379            1.350               --
                                                     2003        1.000            1.379               --

                                 SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPI Small Cap Growth Subaccount (Class I)
  (3/03)...........................................  2006        1.746            1.918               --
                                                     2005        1.708            1.746               --
                                                     2004        1.523            1.708               --
                                                     2003        1.000            1.523               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (3/03)...........................................  2006        1.514            1.639               --
                                                     2005        1.414            1.514               --
                                                     2004        1.330            1.414               --
                                                     2003        1.000            1.330               --

  LMPVPII Equity Index Subaccount (Class II)
  (3/03)...........................................  2006        1.371            1.538               --
                                                     2005        1.349            1.371               --
                                                     2004        1.256            1.349               --
                                                     2003        1.000            1.256               --

  LMPVPII Growth and Income Subaccount (Class I)
  (3/03)...........................................  2006        1.364            1.494               --
                                                     2005        1.351            1.364               --
                                                     2004        1.280            1.351               --
                                                     2003        1.000            1.280               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount
  (9/03)...........................................  2006        0.979            0.993            7,578
                                                     2005        0.982            0.979            7,592
                                                     2004        0.996            0.982            7,607
                                                     2003        1.000            0.996               --

  LMPVPIII Social Awareness Stock Subaccount
  (5/04)...........................................  2006        1.093            1.147               --
                                                     2005        1.075            1.093               --
                                                     2004        1.000            1.075               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class
  VC) (5/03).......................................  2006        1.363            1.558           74,229
                                                     2005        1.355            1.363           74,229
                                                     2004        1.235            1.355               --
                                                     2003        1.000            1.235               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)...........................................  2006        1.593            1.742            1,117
                                                     2005        1.510            1.593            1,119
                                                     2004        1.250            1.510            1,121
                                                     2003        1.000            1.250               --

                                 SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Managed Assets Trust
  Managed Assets Trust (5/04)......................  2006        1.082            1.113               --
                                                     2005        1.070            1.082               --
                                                     2004        1.000            1.070               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)........................................  2006        1.816            1.717               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06)...........................................  2006        1.265            1.324               --

  MIST BlackRock Large-Cap Core Subaccount (Class
  A) (4/06)........................................  2006        1.576            1.658           28,836

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.117            1.183               --

  MIST Harris Oakmark International Subaccount
  (Class A) (4/06) *...............................  2006        1.817            1.988           36,157

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)........................................  2006        1.629            1.659               --

  MIST Legg Mason Partners Managed Assets
  Subaccount (Class A) (4/06)......................  2006        1.113            1.169               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)........................................  2006        1.280            1.332               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06).................................  2006        1.001            1.070               --

  MIST Met/AIM Capital Appreciation Subaccount
  (Class A) (4/06).................................  2006        1.462            1.435               --

  MIST Met/AIM Small Cap Growth Subaccount (Class
  A) (4/06)........................................  2006        1.225            1.208               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)....  2006        1.244            1.365               --

  MIST Neuberger Berman Real Estate Subaccount
  (Class A) (4/06).................................  2006        1.003            1.212               --

                                 SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MIST Pioneer Fund Subaccount (Class A) (4/06)....  2006        1.428            1.525               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.047            1.095               --

  MIST Pioneer Strategic Income Subaccount (Class
  A) (4/06)........................................  2006        1.105            1.137               --

  MIST Third Avenue Small Cap Value Subaccount
  (Class B) (4/06).................................  2006        1.003            1.022            7,061

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)........................................  2006        1.545            1.498               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06)...........................................  2006        1.009            1.041               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06)...........................................  2006        0.978            0.993               --

  MSF FI Large Cap Subaccount (Class A) (4/06).....  2006        1.376            1.385               --

  MSF FI Value Leaders Subaccount (Class D)
  (4/06)...........................................  2006        1.499            1.528               --

  MSF MetLife Aggressive Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.053               --

  MSF MetLife Conservative Allocation Subaccount
  (4/06)...........................................  2006        1.001            1.036               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)................................  2006        1.002            1.042               --

  MSF MetLife Moderate Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.047               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)................................  2006        1.002            1.052               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06)...........................................  2006        1.304            1.384           11,292

                                 SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MSF Oppenheimer Global Equity Subaccount (Class
  B) (4/06) *......................................  2006        0.996            1.044               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06).................................  2006        0.998            1.062               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)......................  2006        1.068            1.127               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *....................  2006        1.020            1.048               --

Money Market Portfolio
  Money Market Subaccount (3/03)...................  2006        0.972            0.978               --
                                                     2005        0.970            0.972               --
                                                     2004        0.986            0.970               --
                                                     2003        1.000            0.986               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount (Service
  Shares) (5/04)...................................  2006        1.098            1.156               --
                                                     2005        1.065            1.098               --
                                                     2004        1.000            1.065               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)....................................  2006        1.097            1.077            4,280
                                                     2005        1.103            1.097            4,280
                                                     2004        1.039            1.103            4,712
                                                     2003        1.000            1.039               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)....................................  2006        1.036            1.048            4,347
                                                     2005        1.038            1.036            4,355
                                                     2004        1.016            1.038            4,363
                                                     2003        0.998            1.016               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).......................................  2006        1.697            2.111               --
                                                     2005        1.552            1.697               --
                                                     2004        1.371            1.552               --
                                                     2003        1.018            1.371               --

                                 SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03)...........................................  2006        1.971            2.252               --
                                                     2005        1.890            1.971               --
                                                     2004        1.536            1.890               --
                                                     2003        1.000            1.536               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03)...........................................  2006        1.378            1.462               --
                                                     2005        1.300            1.378               --
                                                     2004        1.253            1.300               --
                                                     2003        1.000            1.253               --

  Travelers Convertible Securities Subaccount
  (3/03)...........................................  2006        1.205            1.280               --
                                                     2005        1.232            1.205               --
                                                     2004        1.190            1.232               --
                                                     2003        1.000            1.190               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/03)...........................................  2006        1.668            1.816               --
                                                     2005        1.523            1.668               --
                                                     2004        1.342            1.523               --
                                                     2003        1.000            1.342               --

  Travelers Equity Income Subaccount (3/03)........  2006        1.432            1.499               --
                                                     2005        1.406            1.432           23,192
                                                     2004        1.314            1.406               --
                                                     2003        1.000            1.314               --

  Travelers Federated High Yield Subaccount
  (3/03)...........................................  2006        1.237            1.265               --
                                                     2005        1.238            1.237               --
                                                     2004        1.151            1.238               --
                                                     2003        1.000            1.151               --

  Travelers Federated Stock Subaccount (3/03)......  2006        1.422            1.467               --
                                                     2005        1.385            1.422               --
                                                     2004        1.286            1.385               --
                                                     2003        1.000            1.286               --

  Travelers Large Cap Subaccount (3/03)............  2006        1.339            1.376               --
                                                     2005        1.265            1.339               --
                                                     2004        1.219            1.265               --
                                                     2003        1.000            1.219               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)................................  2006        1.024            1.085               --
                                                     2005        1.000            1.024               --

                                 SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Managed Allocation Series: Conservative
  Subaccount (12/05)...............................  2006        1.005            1.006               --
                                                     2005        1.003            1.005               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)................................  2006        1.034            1.067               --
                                                     2005        0.994            1.034               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).....................  2006        1.047            1.088               --
                                                     2005        1.000            1.047               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05)...................  2006        1.020            1.037               --
                                                     2005        1.000            1.020               --

  Travelers Mercury Large Cap Core Subaccount
  (3/03)...........................................  2006        1.489            1.576               --
                                                     2005        1.364            1.489           28,836
                                                     2004        1.208            1.364               --
                                                     2003        1.000            1.208               --

  Travelers MFS(R) Mid Cap Growth Subaccount
  (3/03)...........................................  2006        1.465            1.545               --
                                                     2005        1.459            1.465               --
                                                     2004        1.312            1.459               --
                                                     2003        1.000            1.312               --

  Travelers MFS(R) Total Return Subaccount (3/03)..  2006        1.267            1.304               --
                                                     2005        1.263            1.267           11,292
                                                     2004        1.163            1.263           12,431
                                                     2003        1.003            1.163               --

  Travelers MFS(R) Value Subaccount (5/04).........  2006        1.155            1.244               --
                                                     2005        1.113            1.155               --
                                                     2004        1.000            1.113               --

  Travelers Mondrian International Stock Subaccount
  (3/03)...........................................  2006        1.587            1.817               --
                                                     2005        1.487            1.587           36,157
                                                     2004        1.318            1.487               --
                                                     2003        1.000            1.318               --

  Travelers Pioneer Fund Subaccount (5/03).........  2006        1.350            1.428               --
                                                     2005        1.307            1.350               --
                                                     2004        1.207            1.307               --
                                                     2003        1.000            1.207               --

                                 SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Pioneer Mid Cap Value Subaccount
  (7/05)...........................................  2006        0.998            1.047               --
                                                     2005        1.000            0.998               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04)...........................................  2006        1.098            1.105               --
                                                     2005        1.087            1.098               --
                                                     2004        1.000            1.087               --

  Travelers Quality Bond Subaccount (3/03).........  2006        1.022            1.009               --
                                                     2005        1.032            1.022               --
                                                     2004        1.025            1.032               --
                                                     2003        1.000            1.025               --

  Travelers Strategic Equity Subaccount (3/03).....  2006        1.350            1.404               --
                                                     2005        1.357            1.350               --
                                                     2004        1.264            1.357               --
                                                     2003        1.000            1.264               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)................................  2006        1.068            1.225               --
                                                     2005        1.000            1.068               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)................................  2006        0.977            1.117               --
                                                     2005        1.000            0.977               --

  Travelers U.S. Government Securities Subaccount
  (5/04)...........................................  2006        1.061            1.020               --
                                                     2005        1.044            1.061               --
                                                     2004        1.000            1.044               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/03)...........................................  2006        1.516            1.714               --
                                                     2005        1.494            1.516               --
                                                     2004        1.306            1.494               --
                                                     2003        1.000            1.306               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/03)...........................................  2006        1.298            1.351               --
                                                     2005        1.235            1.298               --
                                                     2004        1.221            1.235               --
                                                     2003        1.000            1.221               --

Variable Insurance Products Fund
  VIP Contrafund(R) Subaccount (Service Class 2)
  (3/03)...........................................  2006        1.619            1.758               --
                                                     2005        1.424            1.619               --
                                                     2004        1.269            1.424               --
                                                     2003        1.000            1.269               --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (3/03).........................  2006        1.444            1.601               --
                                                     2005        1.228            1.444               --
                                                     2004        1.244            1.228               --
                                                     2003        1.000            1.244               --

  VIP Mid Cap Subaccount (Service Class 2) (3/03)..  2006        2.003            2.193               --
                                                     2005        1.741            2.003               --
                                                     2004        1.434            1.741               --
                                                     2003        1.000            1.434               --







* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.



The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.



Number of Units Outstanding at End of Year may include units for Contract Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix C for more information on Variable Funding Option name changes, mergers and substitutions.



Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth and is no longer available as a funding option.



Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation V.I. Portfolio was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-MET/AIM Capital Appreciation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate - Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate - Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-MET/AIM Small Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.



Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

                                   APPENDIX B

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------



  METLIFE LIFE AND ANNUITY COMPANY OF CT VARIABLE ANNUITY SEPARATE ACCOUNT 2002
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the *minimum* Separate Account Charge available under the contract. The second table provides the AUV information for the *maximum* Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.70%





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03).................................  2006        1.439            1.405                --
                                                     2005        1.274            1.439            45,774
                                                     2004        1.196            1.274            45,774
                                                     2003        1.000            1.196            34,080

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (4/03)...........................................  2006        1.720            2.036           328,141
                                                     2005        1.533            1.720           425,031
                                                     2004        1.374            1.533           319,049
                                                     2003        1.000            1.374           180,398

  American Funds Growth Subaccount (Class 2)
  (3/03)...........................................  2006        1.708            1.851           721,093
                                                     2005        1.495            1.708           917,616
                                                     2004        1.352            1.495           915,371
                                                     2003        1.000            1.352           459,044

  American Funds Growth-Income Subaccount (Class 2)
  (3/03)...........................................  2006        1.493            1.691           658,137
                                                     2005        1.435            1.493           816,341
                                                     2004        1.322            1.435           789,816
                                                     2003        1.000            1.322           346,672

Capital Appreciation Fund
  Capital Appreciation Fund (6/03).................  2006        1.693            1.675                --
                                                     2005        1.457            1.693           169,222
                                                     2004        1.240            1.457            69,578
                                                     2003        1.000            1.240            53,081

                                 SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/03)...........................................  2006        1.772            2.310                --
                                                     2005        1.681            1.772           225,422
                                                     2004        1.302            1.681           138,370
                                                     2003        1.000            1.302            91,347

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (6/03)...................................  2006        1.286            1.473            54,561
                                                     2005        1.253            1.286           111,003
                                                     2004        1.213            1.253           100,863
                                                     2003        1.000            1.213            77,766

  Dreyfus VIF Developing Leaders Subaccount
  (Initial Shares) (6/03)..........................  2006        1.514            1.544           155,941
                                                     2005        1.455            1.514           236,289
                                                     2004        1.329            1.455           376,598
                                                     2003        1.000            1.329           252,902

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (12/03)..............................  2006        1.306            1.420                --
                                                     2005        1.206            1.306           137,059
                                                     2004        1.074            1.206            92,325
                                                     2003        1.000            1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)..............................  2006        1.304            1.453                --
                                                     2005        1.204            1.304            12,146
                                                     2004        1.067            1.204            57,605
                                                     2003        1.000            1.067                --

Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (4/03)........................................  2006        1.522            1.772                --
                                                     2005        1.400            1.522           440,508
                                                     2004        1.265            1.400           430,489
                                                     2003        1.000            1.265           251,429

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)......................  2006        2.220            2.796            88,290
                                                     2005        1.772            2.220            98,036
                                                     2004        1.445            1.772            64,724
                                                     2003        1.000            1.445            22,958

                                 SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/03).................................  2006        1.778            2.123           219,179
                                                     2005        1.641            1.778           239,107
                                                     2004        1.408            1.641            90,637
                                                     2003        1.108            1.408                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/03).................................  2006        1.689            2.022                --
                                                     2005        1.578            1.689           453,166
                                                     2004        1.383            1.578           569,927
                                                     2003        1.000            1.383           543,306

High Yield Bond Trust
  High Yield Bond Trust (7/04).....................  2006        1.064            1.087                --
                                                     2005        1.068            1.064           293,673
                                                     2004        1.007            1.068            61,377

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/03)...........................................  2006        1.266            1.307                --
                                                     2005        1.196            1.266            59,062
                                                     2004        1.123            1.196            64,108
                                                     2003        1.000            1.123            60,106

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (8/03)..........................  2006        1.493            1.561                --
                                                     2005        1.352            1.493             3,309
                                                     2004        1.204            1.352                --
                                                     2003        1.000            1.204                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/03)...................................  2006        1.548            1.642            13,742
                                                     2005        1.412            1.548            13,742
                                                     2004        1.428            1.412            18,801
                                                     2003        1.000            1.428            13,742

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03)...................................  2006        1.377            1.597                --
                                                     2005        1.327            1.377             6,989
                                                     2004        1.291            1.327             6,997
                                                     2003        1.000            1.291           244,549

                                 SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)....  2006        1.540            1.726                --
                                                     2005        1.506            1.540           181,128
                                                     2004        1.333            1.506            12,433
                                                     2003        1.000            1.333             1,622

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).......  2006        1.533            1.780             8,241
                                                     2005        1.499            1.533            11,445
                                                     2004        1.407            1.499            85,512
                                                     2003        1.000            1.407            74,066

  LMPVPI Investors Subaccount (Class I) (3/03).....  2006        1.511            1.757            26,019
                                                     2005        1.443            1.511            33,378
                                                     2004        1.329            1.443            65,165
                                                     2003        1.000            1.329            34,630

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03)...........................................  2006        1.419            1.454            73,458
                                                     2005        1.372            1.419            80,330
                                                     2004        1.388            1.372            88,200
                                                     2003        1.000            1.388            70,004

  LMPVPI Small Cap Growth Subaccount (Class I)
  (5/03)...........................................  2006        1.790            1.984            20,059
                                                     2005        1.735            1.790            15,816
                                                     2004        1.533            1.735            48,078
                                                     2003        1.000            1.533            54,333

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/03)...........................................  2006        1.552            1.695           129,509
                                                     2005        1.437            1.552           139,776
                                                     2004        1.339            1.437           134,769
                                                     2003        1.000            1.339            84,927

  LMPVPII Equity Index Subaccount (Class II)
  (5/03)...........................................  2006        1.405            1.590           176,223
                                                     2005        1.371            1.405           174,275
                                                     2004        1.265            1.371            65,202
                                                     2003        1.000            1.265           248,020

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03)...........................................  2006        1.399            1.546             6,805
                                                     2005        1.373            1.399            12,120
                                                     2004        1.288            1.373            20,811
                                                     2003        1.000            1.288               609

                                 SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount
  (9/03)...........................................  2006        0.999            1.023            54,015
                                                     2005        0.993            0.999            93,434
                                                     2004        0.998            0.993           207,025
                                                     2003        1.000            0.998           175,840

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class
  VC) (5/03).......................................  2006        1.396            1.610            60,705
                                                     2005        1.376            1.396           133,511
                                                     2004        1.242            1.376           225,570
                                                     2003        1.000            1.242           185,002

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)...........................................  2006        1.631            1.800           169,158
                                                     2005        1.533            1.631           246,782
                                                     2004        1.257            1.533           310,271
                                                     2003        1.000            1.257           197,186

Managed Assets Trust
  Managed Assets Trust (5/04)......................  2006        1.099            1.133                --
                                                     2005        1.076            1.099            18,751
                                                     2004        0.995            1.076            19,502

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)........................................  2006        1.867            1.777           105,272

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06)...........................................  2006        1.300            1.370           316,010

  MIST BlackRock Large-Cap Core Subaccount (Class
  A) (4/06)........................................  2006        1.621            1.715            54,954

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (10/06)..........................................  2006        1.089            1.198                --

  MIST Harris Oakmark International Subaccount
  (Class A) (4/06) *...............................  2006        1.868            2.057           148,192

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)........................................  2006        1.675            1.716           180,412

  MIST Legg Mason Partners Managed Assets
  Subaccount (Class A) (4/06)......................  2006        1.133            1.197            18,063

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)........................................  2006        1.316            1.378           133,061

                                 SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06).................................  2006        1.001            1.077           316,349

  MIST Lord Abbett Mid-Cap Value Subaccount (Class
  B) (5/06)........................................  2006        0.971            1.071            21,222

  MIST Met/AIM Capital Appreciation Subaccount
  (Class A) (4/06).................................  2006        1.503            1.484            90,615

  MIST MFS(R) Value Subaccount (Class A) (4/06)....  2006        1.266            1.398            72,447

  MIST Neuberger Berman Real Estate Subaccount
  (Class A) (4/06).................................  2006        1.003            1.219           358,249

  MIST Pioneer Fund Subaccount (Class A) (4/06)....  2006        1.467            1.576            33,363

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (12/06)..........................................  2006        1.120            1.109             6,375

  MIST Pioneer Strategic Income Subaccount (Class
  A) (4/06)........................................  2006        1.125            1.165           239,339

  MIST Third Avenue Small Cap Value Subaccount
  (Class B) (4/06).................................  2006        1.003            1.028           303,915

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)........................................  2006        1.588            1.550           215,973

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06)...........................................  2006        1.038            1.077           312,596

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06)...........................................  2006        1.006            1.027           100,524

  MSF FI Large Cap Subaccount (Class A) (4/06).....  2006        1.415            1.433            28,332

  MSF FI Value Leaders Subaccount (Class D)
  (4/06)...........................................  2006        1.542            1.580           152,851

  MSF MetLife Aggressive Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.060            43,001

                                 SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MSF MetLife Conservative Allocation Subaccount
  (4/06)...........................................  2006        1.001            1.042            54,905

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)................................  2006        1.002            1.049            45,290

  MSF MetLife Moderate Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.054            21,400

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)................................  2006        1.002            1.059                --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06)...........................................  2006        1.341            1.432         1,073,871

  MSF Oppenheimer Global Equity Subaccount (Class
  B) (4/06) *......................................  2006        0.996            1.050           623,762

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06).................................  2006        0.998            1.068            65,611

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)......................  2006        1.087            1.154           200,291

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *....................  2006        1.038            1.074            62,964

Money Market Portfolio
  Money Market Subaccount (5/03)...................  2006        0.997            1.006                --
                                                     2005        0.986            0.997           106,698
                                                     2004        0.992            0.986           250,103
                                                     2003        1.000            0.992         1,000,853

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount (Service
  Shares) (5/04)...................................  2006        1.114            1.177                --
                                                     2005        1.072            1.114            18,095
                                                     2004        0.994            1.072             6,988

                                 SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)....................................  2006        1.124            1.113           531,025
                                                     2005        1.120            1.124           642,079
                                                     2004        1.046            1.120           698,051
                                                     2003        1.000            1.046           169,597

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)....................................  2006        1.063            1.085           617,601
                                                     2005        1.055            1.063         1,071,978
                                                     2004        1.023            1.055           997,023
                                                     2003        1.000            1.023           512,238

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).......................................  2006        1.740            2.184                --
                                                     2005        1.577            1.740             1,081
                                                     2004        1.380            1.577             1,082
                                                     2003        1.000            1.380             1,083

  Putnam VT Small Cap Value Subaccount (Class IB)
  (4/03)...........................................  2006        2.020            2.330           279,880
                                                     2005        1.920            2.020           305,198
                                                     2004        1.547            1.920           248,510
                                                     2003        1.000            1.547           147,642

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03)...........................................  2006        1.412            1.503                --
                                                     2005        1.321            1.412            90,620
                                                     2004        1.262            1.321             7,188
                                                     2003        1.000            1.262                --

  Travelers Convertible Securities Subaccount
  (6/03)...........................................  2006        1.235            1.316                --
                                                     2005        1.252            1.235           106,365
                                                     2004        1.198            1.252           134,693
                                                     2003        1.000            1.198            49,694

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03)...........................................  2006        1.710            1.867                --
                                                     2005        1.547            1.710           110,370
                                                     2004        1.351            1.547            90,318
                                                     2003        1.000            1.351            70,945

  Travelers Equity Income Subaccount (3/03)........  2006        1.468            1.542                --
                                                     2005        1.429            1.468           146,538
                                                     2004        1.323            1.429           108,451
                                                     2003        1.000            1.323            51,756

                                 SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Federated High Yield Subaccount
  (3/03)...........................................  2006        1.269            1.300                --
                                                     2005        1.258            1.269           317,034
                                                     2004        1.159            1.258           410,146
                                                     2003        1.000            1.159           312,994

  Travelers Federated Stock Subaccount (11/03).....  2006        1.457            1.509                --
                                                     2005        1.408            1.457             8,300
                                                     2004        1.295            1.408            11,753
                                                     2003        1.000            1.295            12,153

  Travelers Large Cap Subaccount (7/03)............  2006        1.373            1.415                --
                                                     2005        1.285            1.373            14,928
                                                     2004        1.227            1.285            26,954
                                                     2003        1.000            1.227            15,745

  Travelers Managed Allocation Series: Aggressive
  Subaccount (10/05)...............................  2006        1.027            1.092                --
                                                     2005        0.976            1.027            40,085

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)................................  2006        1.009            1.012                --
                                                     2005        1.000            1.009            62,967

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)................................  2006        1.039            1.076                --
                                                     2005        1.000            1.039            19,960

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (1/06).....................  2006        1.052            1.097                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05)...................  2006        1.025            1.045                --
                                                     2005        1.014            1.025            11,307

  Travelers Mercury Large Cap Core Subaccount
  (4/03)...........................................  2006        1.527            1.621                --
                                                     2005        1.386            1.527            53,878
                                                     2004        1.216            1.386            65,822
                                                     2003        1.000            1.216                --

  Travelers MFS(R) Mid Cap Growth Subaccount
  (6/03)...........................................  2006        1.502            1.588                --
                                                     2005        1.482            1.502           216,633
                                                     2004        1.321            1.482            53,348
                                                     2003        1.000            1.321            36,767

                                 SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers MFS(R) Total Return Subaccount (3/03)..  2006        1.299            1.341                --
                                                     2005        1.284            1.299         1,158,282
                                                     2004        1.171            1.284           870,918
                                                     2003        1.000            1.171           486,922

  Travelers MFS(R) Value Subaccount (7/04).........  2006        1.172            1.266                --
                                                     2005        1.120            1.172            81,938
                                                     2004        0.996            1.120            22,357

  Travelers Mondrian International Stock Subaccount
  (5/03)...........................................  2006        1.627            1.868                --
                                                     2005        1.511            1.627           109,565
                                                     2004        1.327            1.511            48,725
                                                     2003        1.000            1.327            14,338

  Travelers Pioneer Fund Subaccount (5/03).........  2006        1.383            1.467                --
                                                     2005        1.327            1.383            36,208
                                                     2004        1.214            1.327            78,670
                                                     2003        1.000            1.214            85,786

  Travelers Pioneer Strategic Income Subaccount
  (7/04)...........................................  2006        1.114            1.125                --
                                                     2005        1.093            1.114           201,980
                                                     2004        1.016            1.093            47,649

  Travelers Quality Bond Subaccount (5/03).........  2006        1.048            1.038                --
                                                     2005        1.049            1.048           414,246
                                                     2004        1.033            1.049           438,031
                                                     2003        1.000            1.033           338,852

  Travelers Strategic Equity Subaccount (5/03).....  2006        1.384            1.443                --
                                                     2005        1.379            1.384             8,961
                                                     2004        1.273            1.379             1,791
                                                     2003        1.000            1.273             3,187

  Travelers U.S. Government Securities Subaccount
  (7/04)...........................................  2006        1.077            1.038                --
                                                     2005        1.050            1.077            41,586
                                                     2004        1.009            1.050             5,549

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03)...........................................  2006        1.554            1.773           338,141
                                                     2005        1.518            1.554           426,317
                                                     2004        1.315            1.518           384,884
                                                     2003        1.000            1.315           196,030

                                 SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Van Kampen LIT Enterprise Subaccount (Class II)
  (7/03)...........................................  2006        1.331            1.397                --
                                                     2005        1.255            1.331                --
                                                     2004        1.230            1.255                --
                                                     2003        1.000            1.230                --

Variable Insurance Products Fund
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03)...........................................  2006        1.660            1.818           160,121
                                                     2005        1.447            1.660           207,109
                                                     2004        1.278            1.447           134,234
                                                     2003        1.000            1.278            52,719

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (10/03)........................  2006        1.480            1.657            37,712
                                                     2005        1.248            1.480            41,032
                                                     2004        1.253            1.248            41,384
                                                     2003        1.000            1.253                --

  VIP Mid Cap Subaccount (Service Class 2) (3/03)..  2006        2.053            2.269           204,945
                                                     2005        1.769            2.053           274,315
                                                     2004        1.444            1.769           252,103
                                                     2003        1.000            1.444           129,969






                         SEPARATE ACCOUNT CHARGES 2.60%





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/03).................................  2006        1.403            1.359               --
                                                     2005        1.254            1.403               --
                                                     2004        1.188            1.254               --
                                                     2003        1.099            1.188               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (4/03)...........................................  2006        1.677            1.968           43,407
                                                     2005        1.509            1.677           38,073
                                                     2004        1.365            1.509           56,327
                                                     2003        1.002            1.365           28,454

  American Funds Growth Subaccount (Class 2)
  (3/03)...........................................  2006        1.666            1.789          160,604
                                                     2005        1.471            1.666          305,426
                                                     2004        1.342            1.471          324,238
                                                     2003        1.012            1.342          213,259

                                 SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  American Funds Growth-Income Subaccount (Class 2)
  (3/03)...........................................  2006        1.456            1.635          223,643
                                                     2005        1.412            1.456          373,111
                                                     2004        1.313            1.412          361,056
                                                     2003        1.000            1.313          284,259

Capital Appreciation Fund
  Capital Appreciation Fund (6/03).................  2006        1.652            1.629               --
                                                     2005        1.434            1.652               --
                                                     2004        1.231            1.434               --
                                                     2003        1.087            1.231               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/03)...........................................  2006        1.728            2.234               --
                                                     2005        1.655            1.728               --
                                                     2004        1.293            1.655               --
                                                     2003        1.087            1.293               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (6/03)...................................  2006        1.254            1.424               --
                                                     2005        1.233            1.254               --
                                                     2004        1.205            1.233               --
                                                     2003        1.087            1.205               --

  Dreyfus VIF Developing Leaders Subaccount
  (Initial Shares) (6/03)..........................  2006        1.476            1.493               --
                                                     2005        1.432            1.476               --
                                                     2004        1.320            1.432               --
                                                     2003        1.136            1.320               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (12/03)..............................  2006        1.282            1.389               --
                                                     2005        1.194            1.282               --
                                                     2004        1.073            1.194               --
                                                     2003        1.049            1.073               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)..............................  2006        1.279            1.421               --
                                                     2005        1.192            1.279               --
                                                     2004        1.066            1.192               --
                                                     2003        1.056            1.066               --

                                 SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (4/03)........................................  2006        1.485            1.713               --
                                                     2005        1.378            1.485           41,167
                                                     2004        1.256            1.378           38,643
                                                     2003        1.044            1.256           46,060

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)......................  2006        2.167            2.705            7,601
                                                     2005        1.745            2.167            7,607
                                                     2004        1.436            1.745            7,614
                                                     2003        1.036            1.436            7,622

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/03).................................  2006        1.734            2.052           54,725
                                                     2005        1.615            1.734          282,181
                                                     2004        1.398            1.615          239,597
                                                     2003        1.106            1.398          103,046

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/03).................................  2006        1.647            1.955               --
                                                     2005        1.553            1.647               --
                                                     2004        1.374            1.553               --
                                                     2003        1.113            1.374               --

High Yield Bond Trust
  High Yield Bond Trust (7/04).....................  2006        1.048            1.068               --
                                                     2005        1.061            1.048               --
                                                     2004        1.005            1.061               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/03)...........................................  2006        1.235            1.271               --
                                                     2005        1.177            1.235               --
                                                     2004        1.115            1.177               --
                                                     2003        0.991            1.115               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (8/03)..........................  2006        1.456            1.509               --
                                                     2005        1.330            1.456               --
                                                     2004        1.195            1.330               --
                                                     2003        1.073            1.195               --

                                 SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Janus Aspen Global Technology Subaccount (Service
  Shares) (8/03)...................................  2006        1.510            1.587               --
                                                     2005        1.390            1.510               --
                                                     2004        1.418            1.390               --
                                                     2003        1.185            1.418               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (6/03)...................................  2006        1.343            1.544               --
                                                     2005        1.306            1.343               --
                                                     2004        1.282            1.306               --
                                                     2003        1.146            1.282               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)....  2006        1.503            1.673               --
                                                     2005        1.483            1.503               --
                                                     2004        1.325            1.483               --
                                                     2003        1.055            1.325               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).......  2006        1.495            1.721            7,535
                                                     2005        1.475            1.495            7,535
                                                     2004        1.398            1.475            7,535
                                                     2003        1.013            1.398            7,535

  LMPVPI Investors Subaccount (Class I) (3/03).....  2006        1.474            1.698           12,069
                                                     2005        1.420            1.474           11,934
                                                     2004        1.320            1.420            4,716
                                                     2003        0.970            1.320            4,204

  LMPVPI Large Cap Growth Subaccount (Class I)
  (6/03)...........................................  2006        1.384            1.406               --
                                                     2005        1.350            1.384               --
                                                     2004        1.379            1.350               --
                                                     2003        1.182            1.379               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (5/03)...........................................  2006        1.746            1.918               --
                                                     2005        1.708            1.746               --
                                                     2004        1.523            1.708           48,483
                                                     2003        1.137            1.523            5,421

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/03)...........................................  2006        1.514            1.639               --
                                                     2005        1.414            1.514               --
                                                     2004        1.330            1.414               --
                                                     2003        1.146            1.330               --

                                 SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPII Equity Index Subaccount (Class II)
  (5/03)...........................................  2006        1.371            1.538               --
                                                     2005        1.349            1.371               --
                                                     2004        1.256            1.349               --
                                                     2003        1.051            1.256               --

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03)...........................................  2006        1.364            1.494               --
                                                     2005        1.351            1.364               --
                                                     2004        1.280            1.351               --
                                                     2003        1.165            1.280               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount
  (9/03)...........................................  2006        0.979            0.993               --
                                                     2005        0.982            0.979               --
                                                     2004        0.996            0.982               --
                                                     2003        0.999            0.996               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class
  VC) (5/03).......................................  2006        1.363            1.558               --
                                                     2005        1.355            1.363               --
                                                     2004        1.235            1.355               --
                                                     2003        1.026            1.235               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)...........................................  2006        1.593            1.742               --
                                                     2005        1.510            1.593               --
                                                     2004        1.250            1.510               --
                                                     2003        1.055            1.250               --

Managed Assets Trust
  Managed Assets Trust (5/04)......................  2006        1.082            1.113               --
                                                     2005        1.070            1.082               --
                                                     2004        0.994            1.070               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)........................................  2006        1.816            1.717               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06)...........................................  2006        1.265            1.324               --

  MIST BlackRock Large-Cap Core Subaccount (Class
  A) (4/06)........................................  2006        1.576            1.658               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (10/06)..........................................  2006        1.077            1.183               --

                                 SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MIST Harris Oakmark International Subaccount
  (Class A) (4/06) *...............................  2006        1.817            1.988            6,192

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)........................................  2006        1.629            1.659               --

  MIST Legg Mason Partners Managed Assets
  Subaccount (Class A) (4/06)......................  2006        1.113            1.169               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)........................................  2006        1.280            1.332               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06).................................  2006        1.001            1.070               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class
  B) (5/06)........................................  2006        0.970            1.065               --

  MIST Met/AIM Capital Appreciation Subaccount
  (Class A) (4/06).................................  2006        1.462            1.435               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)....  2006        1.244            1.365               --

  MIST Neuberger Berman Real Estate Subaccount
  (Class A) (4/06).................................  2006        1.003            1.212               --

  MIST Pioneer Fund Subaccount (Class A) (4/06)....  2006        1.428            1.525               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (12/06)..........................................  2006        1.106            1.095               --

  MIST Pioneer Strategic Income Subaccount (Class
  A) (4/06)........................................  2006        1.105            1.137               --

  MIST Third Avenue Small Cap Value Subaccount
  (Class B) (4/06).................................  2006        1.003            1.022               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)........................................  2006        1.545            1.498           11,263

                                 SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06)...........................................  2006        1.009            1.041               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06)...........................................  2006        0.978            0.993               --

  MSF FI Large Cap Subaccount (Class A) (4/06).....  2006        1.376            1.385           12,957

  MSF FI Value Leaders Subaccount (Class D)
  (4/06)...........................................  2006        1.499            1.528           32,034

  MSF MetLife Aggressive Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.053               --

  MSF MetLife Conservative Allocation Subaccount
  (4/06)...........................................  2006        1.001            1.036               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)................................  2006        1.002            1.042               --

  MSF MetLife Moderate Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.047               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)................................  2006        1.002            1.052               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06)...........................................  2006        1.304            1.384           21,180

  MSF Oppenheimer Global Equity Subaccount (Class
  B) (4/06) *......................................  2006        0.996            1.044               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06).................................  2006        0.998            1.062               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)......................  2006        1.068            1.127               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *....................  2006        1.020            1.048               --

                                 SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Money Market Portfolio
  Money Market Subaccount (5/03)...................  2006        0.972            0.978               --
                                                     2005        0.970            0.972               --
                                                     2004        0.986            0.970               --
                                                     2003        0.998            0.986               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount (Service
  Shares) (5/04)...................................  2006        1.098            1.156               --
                                                     2005        1.065            1.098               --
                                                     2004        0.994            1.065               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)....................................  2006        1.097            1.077               --
                                                     2005        1.103            1.097               --
                                                     2004        1.039            1.103               --
                                                     2003        1.019            1.039               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)....................................  2006        1.036            1.048          153,923
                                                     2005        1.038            1.036          222,995
                                                     2004        1.016            1.038          210,042
                                                     2003        1.000            1.016          211,805

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).......................................  2006        1.697            2.111            8,962
                                                     2005        1.552            1.697            4,657
                                                     2004        1.371            1.552            4,754
                                                     2003        1.000            1.371            4,592

  Putnam VT Small Cap Value Subaccount (Class IB)
  (4/03)...........................................  2006        1.971            2.252               --
                                                     2005        1.890            1.971               --
                                                     2004        1.536            1.890               --
                                                     2003        1.013            1.536               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/03)...........................................  2006        1.378            1.462               --
                                                     2005        1.300            1.378               --
                                                     2004        1.253            1.300               --
                                                     2003        1.063            1.253               --

                                 SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Convertible Securities Subaccount
  (6/03)...........................................  2006        1.205            1.280               --
                                                     2005        1.232            1.205               --
                                                     2004        1.190            1.232               --
                                                     2003        1.101            1.190               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03)...........................................  2006        1.668            1.816               --
                                                     2005        1.523            1.668               --
                                                     2004        1.342            1.523               --
                                                     2003        1.131            1.342               --

  Travelers Equity Income Subaccount (3/03)........  2006        1.432            1.499               --
                                                     2005        1.406            1.432           83,746
                                                     2004        1.314            1.406           83,752
                                                     2003        0.968            1.314            4,973

  Travelers Federated High Yield Subaccount
  (3/03)...........................................  2006        1.237            1.265               --
                                                     2005        1.238            1.237               --
                                                     2004        1.151            1.238               --
                                                     2003        1.007            1.151               --

  Travelers Federated Stock Subaccount (11/03).....  2006        1.422            1.467               --
                                                     2005        1.385            1.422               --
                                                     2004        1.286            1.385               --
                                                     2003        1.197            1.286               --

  Travelers Large Cap Subaccount (7/03)............  2006        1.339            1.376               --
                                                     2005        1.265            1.339           12,957
                                                     2004        1.219            1.265           12,957
                                                     2003        1.118            1.219           25,838

  Travelers Managed Allocation Series: Aggressive
  Subaccount (10/05)...............................  2006        1.024            1.085               --
                                                     2005        0.975            1.024               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)................................  2006        1.005            1.006               --
                                                     2005        1.000            1.005               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)................................  2006        1.034            1.067               --
                                                     2005        1.000            1.034               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (1/06).....................  2006        1.047            1.088               --

                                 SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05)...................  2006        1.020            1.037               --
                                                     2005        1.012            1.020               --

  Travelers Mercury Large Cap Core Subaccount
  (4/03)...........................................  2006        1.489            1.576               --
                                                     2005        1.364            1.489               --
                                                     2004        1.208            1.364               --
                                                     2003        1.006            1.208               --

  Travelers MFS(R) Mid Cap Growth Subaccount
  (6/03)...........................................  2006        1.465            1.545               --
                                                     2005        1.459            1.465           11,157
                                                     2004        1.312            1.459               --
                                                     2003        1.161            1.312               --

  Travelers MFS(R) Total Return Subaccount (3/03)..  2006        1.267            1.304               --
                                                     2005        1.263            1.267           21,180
                                                     2004        1.163            1.263           13,242
                                                     2003        1.000            1.163            8,981

  Travelers MFS(R) Value Subaccount (7/04).........  2006        1.155            1.244               --
                                                     2005        1.113            1.155               --
                                                     2004        0.994            1.113               --

  Travelers Mondrian International Stock Subaccount
  (5/03)...........................................  2006        1.587            1.817               --
                                                     2005        1.487            1.587            6,192
                                                     2004        1.318            1.487            6,192
                                                     2003        1.085            1.318           12,320

  Travelers Pioneer Fund Subaccount (5/03).........  2006        1.350            1.428               --
                                                     2005        1.307            1.350               --
                                                     2004        1.207            1.307           43,393
                                                     2003        1.051            1.207               --

  Travelers Pioneer Strategic Income Subaccount
  (7/04)...........................................  2006        1.098            1.105               --
                                                     2005        1.087            1.098               --
                                                     2004        1.014            1.087           28,951

  Travelers Quality Bond Subaccount (5/03).........  2006        1.022            1.009               --
                                                     2005        1.032            1.022               --
                                                     2004        1.025            1.032               --
                                                     2003        1.026            1.025               --

                                 SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)






                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Strategic Equity Subaccount (5/03).....  2006        1.350            1.404               --
                                                     2005        1.357            1.350               --
                                                     2004        1.264            1.357               --
                                                     2003        1.071            1.264               --

  Travelers U.S. Government Securities Subaccount
  (7/04)...........................................  2006        1.061            1.020               --
                                                     2005        1.044            1.061               --
                                                     2004        1.007            1.044               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03)...........................................  2006        1.516            1.714               --
                                                     2005        1.494            1.516               --
                                                     2004        1.306            1.494               --
                                                     2003        1.114            1.306               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (7/03)...........................................  2006        1.298            1.351               --
                                                     2005        1.235            1.298               --
                                                     2004        1.221            1.235               --
                                                     2003        1.129            1.221               --

Variable Insurance Products Fund
  VIP Contrafund(R) Subaccount (Service Class 2)
  (6/03)...........................................  2006        1.619            1.758               --
                                                     2005        1.424            1.619               --
                                                     2004        1.269            1.424               --
                                                     2003        1.082            1.269               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (10/03)........................  2006        1.444            1.601               --
                                                     2005        1.228            1.444               --
                                                     2004        1.244            1.228               --
                                                     2003        1.161            1.244               --

  VIP Mid Cap Subaccount (Service Class 2) (3/03)..  2006        2.003            2.193           35,867
                                                     2005        1.741            2.003           37,911
                                                     2004        1.434            1.741           84,851
                                                     2003        0.999            1.434           15,148





---------


* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.



The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.



Number of Units Outstanding at End of Year may include units for Contract Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix C for more information on Variable Funding Option name changes, mergers and substitutions.



Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth and is no longer available as a funding option.



Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation V.I. Portfolio was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-MET/AIM Capital Appreciation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-MET/AIM Small Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.



Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

                                   APPENDIX C

--------------------------------------------------------------------------------


                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS



Certain Underlying Funds were subject to a merger, substitution or other change. The chart below identifies the former name and new name of the trust of which the Underlying Funds, and, where applicable, the former name and new name of the trust of which the Underlying Fund is part.



UNDERLYING FUND NAME CHANGES




                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------


LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,
  INC.                                           INC.
  Legg Mason Partners Variable Social          Legg Mason Partners Variable Social Awareness
     Awareness Stock Portfolio                      Portfolio
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Federated High Yield Portfolio -- Class A    BlackRock High Yield Portfolio -- Class A
  Janus Capital Appreciation                   Janus Forty Portfolio -- Class A
     Portfolio -- Class A
  Mercury Large-Cap Core Portfolio -- Class A  BlackRock Large-Cap Core Portfolio -- Class A




UNDERLYING FUND MERGERS/REORGANIZATIONS



The following former Underlying Funds were merged with and into the new Underlying Funds and/or reorganized into a new trust.




         FORMER UNDERLYING FUND/TRUST                    NEW UNDERLYING FUND/TRUST
---------------------------------------------  ---------------------------------------------


LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,     LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
  INC.
  Legg Mason Partners Variable All Cap         Legg Mason Partners Variable Fundamental
     Portfolio -- Class I                           Value Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,     LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,
  INC.                                           INC.
  Legg Mason Partners Variable Large Cap       Legg Mason Partners Variable Large Cap Growth
     Growth Portfolio -- Class I                    Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Investors       Legg Mason Partners Variable Investors
     Portfolio -- Class I                           Portfolio -- Class I
  Legg Mason Partners Variable Small Cap       Legg Mason Partners Variable Small Cap Growth
     Growth Portfolio -- Class I                    Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II     LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,
                                                 INC.
  Legg Mason Partners Variable Aggressive      Legg Mason Partners Variable Aggressive
     Growth Portfolio -- Class I                    Growth Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II     LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
  Legg Mason Partners Variable Growth and      Legg Mason Partners Variable Appreciation
     Income Portfolio -- Class I                    Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Fundamental     Legg Mason Partners Variable Fundamental
     Value Portfolio -- Class I                     Value Portfolio -- Class I
  Legg Mason Partners Variable Appreciation    Legg Mason Partners Variable Appreciation
     Portfolio -- Class I                           Portfolio -- Class I
  Legg Mason Partners Variable Equity Index    Legg Mason Partners Variable Equity Index
     Portfolio -- Class II                          Portfolio -- Class II
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Large Cap       Legg Mason Partners Variable Large Cap Growth
     Growth Portfolio                               Portfolio
  Legg Mason Partners Variable Aggressive      Legg Mason Partners Variable Aggressive
     Growth Portfolio -- Class I                    Growth Portfolio -- Class I
  Legg Mason Partners Variable Social          Legg Mason Partners Variable Social Awareness
     Awareness Portfolio                            Portfolio

         FORMER UNDERLYING FUND/TRUST                    NEW UNDERLYING FUND/TRUST
---------------------------------------------  ---------------------------------------------

LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE INCOME TRUST
  INC.
  Legg Mason Partners Variable Adjustable      Legg Mason Partners Variable Adjustable Rate
     Rate Income Portfolio                          Income Portfolio
METROPOLITAN SERIES FUND, INC.                 MET INVESTORS SERIES TRUST
  Western Asset Management High Yield Bond     BlackRock High Yield Portfolio -- Class A
     Portfolio -- Class A
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Pioneer Mid-Cap Value Portfolio -- Class A   Lazard Mid-Cap Portfolio -- Class B




UNDERLYING FUND SUBSTITUTIONS



The following new Underlying Funds were substituted for the former Underlying Funds.




            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------


LAZARD RETIREMENT SERIES, INC.                 MET INVESTORS SERIES TRUST
  Lazard Retirement Small Cap                  Third Avenue Small Cap Value
     Portfolio -- Service Shares                    Portfolio -- Class B
LORD ABBETT SERIES FUND, INC.                  MET INVESTORS SERIES TRUST
  Lord Abbett Series Growth and Income         Lord Abbett Growth and Income
     Portfolio -- Class VC                          Portfolio -- Class B
  Lord Abbett Series Mid Cap Value             Lord Abbett Mid-Cap Value Portfolio -- Class
     Portfolio -- Class VC                          B
PIMCO VARIABLE INSURANCE TRUST                 MET INVESTORS SERIES TRUST
  Real Return Portfolio -- Administrative      PIMCO Inflation Protected Bond
     Class                                          Portfolio -- Class A
PUTNAM VARIABLE TRUST                          MET INVESTORS SERIES TRUST
  Putnam VT International Equity               MFS(R) Research International
     Fund -- Class IB                               Portfolio -- Class B
  Putnam VT Small Cap Value Fund -- Class IB   Third Avenue Small Cap Value
                                                    Portfolio -- Class B




UNDERLYING FUND SHARE CLASS EXCHANGE



The following former Underlying Fund share class was exchanged into the new Underlying Fund share class.




      FORMER UNDERLYING FUND SHARE CLASS              NEW UNDERLYING FUND SHARE CLASS
---------------------------------------------  ---------------------------------------------


MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  BlackRock Large-Cap Core Portfolio -- Class  BlackRock Large-Cap Core Portfolio -- Class E
     A

                                   APPENDIX D

--------------------------------------------------------------------------------


               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:


                     The Insurance Company
                     Principal Underwriter
                     Distribution and Principal Underwriting Agreement Valuation of Assets
                     Federal Tax Considerations
                     Independent Registered Public Accounting Firm Condensed Financial Information
                     Financial Statements

--------------------------------------------------------------------------------


Copies of the Statement of Additional Information dated April 30, 2007 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut/MetLife Life and Annuity Company of Connecticut, One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-67-68-77-89, and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-67-68-77-89.


Name: -------------------------------------------------

Address: ----------------------------------------------


CHECK BOX:


[ ] MIC-Book-67-68-77-89

[ ] MLAC-Book-67-68-77-89

                  SCUDDER ADVOCATE ADVISOR ANNUITY PROSPECTUS:
 METLIFE INSURANCE COMPANY OF CONNECTICUT VARIABLE ANNUITY SEPARATE ACCOUNT 2002
    METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT VARIABLE ANNUITY SEPARATE
                                  ACCOUNT 2002


This prospectus describes SCUDDER ADVOCATE ADVISOR ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."



You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options as of April 30, 2007 are:






DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND,          DWS Davis Venture Value VIP
  INC. -- SERVICE SHARES                           DWS Dreman High Return Equity VIP
AIM VARIABLE INSURANCE FUNDS -- SERIES I           DWS Dreman Small Mid Cap Value VIP
  AIM V.I. Utilities Fund                          DWS Global Thematic VIP
CREDIT SUISSE TRUST                                DWS Government & Agency Securities VIP
  Credit Suisse Trust Global Small Cap             DWS Growth Allocation VIP
     Portfolio                                     DWS High Income VIP
DREYFUS INVESTMENT PORTFOLIO -- SERVICE SHARES     DWS International Select Equity VIP
  Dreyfus MidCap Stock Portfolio                   DWS Janus Growth & Income VIP
DWS INVESTMENTS VIT FUNDS                          DWS Large Cap Value VIP
  DWS Equity 500 Index VIP -- Class B2             DWS Mid Cap Growth VIP
  DWS RREEF Real Estate Securities                 DWS Moderate Allocation VIP
     VIP -- Class B                                DWS Money Market VIP
DWS VARIABLE SERIES I -- CLASS B                   DWS Small Cap Growth VIP
  DWS Bond VIP                                     DWS Strategic Income VIP
  DWS Capital Growth VIP                           DWS Technology VIP
  DWS Global Opportunities VIP                     DWS Turner Mid Cap Growth VIP
  DWS Growth & Income VIP                        MET INVESTORS SERIES TRUST -- CLASS A
  DWS Health Care VIP                              MFS(R) Emerging Markets Equity Portfolio
  DWS International VIP                          METROPOLITAN SERIES FUND, INC. -- CLASS B
DWS VARIABLE SERIES II -- CLASS B                  MFS(R) Total Return Portfolio
  DWS Balanced VIP                               THE ALGER AMERICAN FUND -- CLASS S
  DWS Blue Chip VIP                                Alger American Leveraged AllCap Portfolio
  DWS Conservative Allocation VIP
  DWS Core Fixed Income VIP






Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix C -- Additional Information Regarding Underlying Funds" for more information.



The Contract is no longer offered to new purchasers.



This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 30, 2007. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415, call 1-866-376-0389 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                         PROSPECTUS DATED APRIL 30, 2007

                                TABLE OF CONTENTS





Glossary................................      3
Summary.................................      4
Fee Table...............................      7
Condensed Financial Information.........     11
The Annuity Contract....................     11
  Contract Owner Inquiries..............     11
  Purchase Payments.....................     12
  Accumulation Units....................     12
  The Variable Funding Options..........     12
Charges and Deductions..................     16
  General...............................     16
  Transfer Charge.......................     16
  Administrative Charges................     16
  Mortality and Expense Risk Charge.....     17
  Guaranteed Minimum Withdrawal Benefit
     Charge.............................     17
  Variable Funding Option Expenses......     17
  Premium Tax...........................     17
  Changes in Taxes Based upon Premium or
     Value..............................     17
Transfers...............................     18
  Market Timing/Excessive Trading.......     18
  Dollar Cost Averaging.................     19
Access to Your Money....................     20
  Systematic Withdrawals................     20
Ownership Provisions....................     21
  Types of Ownership....................     21
     Contract Owner.....................     21
     Beneficiary........................     21
     Annuitant..........................     21
Death Benefit...........................     22
  Death Proceeds before the Maturity
     Date...............................     22
     Standard Death Benefit.............     22
     Enhanced Death Benefit.............     22
     Partial Surrender Reduction........     23
  Enhanced Stepped-Up Provision.........     24
  Payment of Proceeds...................     24
  Spousal Contract Continuance..........     26
  Beneficiary Contract Continuance......     26
  Death Proceeds after the Maturity
     Date...............................     27
Living Benefits.........................     27
  Guaranteed Minimum Withdrawal
     Benefit............................     27
The Annuity Period......................     32
  Maturity Date.........................     32
  Allocation of Annuity.................     33
  Variable Annuity......................     33
  Fixed Annuity.........................     33
Payment Options.........................     34
  Election of Options...................     34
  Annuity Options.......................     34
  Variable Liquidity Benefit............     35
Miscellaneous Contract Provisions.......     35
  Right to Return.......................     35
  Termination...........................     35
  Required Reports......................     35
  Suspension of Payments................     35
The Separate Accounts...................     35
  Performance Information...............     36
Federal Tax Considerations..............     37
  General Taxation of Annuities.........     37
  Types of Contracts: Qualified and Non-
     qualified..........................     38
  Qualified Annuity Contracts...........     38
  Taxation of Qualified Annuity
     Contracts..........................     38
  Mandatory Distributions for Qualified
     Plans..............................     38
  Individual Retirement Annuities.......     39
  Roth IRAs.............................     39
  TSAs (ERISA and non-ERISA)............     40
  Non-qualified Annuity Contracts.......     41
  Diversification Requirements for
     Variable Annuities.................     43
  Ownership of the Investments..........     43
  Taxation of Death Benefit Proceeds....     43
  Other Tax Considerations..............     43
  Treatment of Charges for Optional
     Benefits...........................     43
  Puerto Rico Tax Considerations........     44
  Non-Resident Aliens...................     44
  Tax Credits and Deductions............     44
Other Information.......................     44
  The Insurance Companies...............     44
  Financial Statements..................     45
  Distribution of Variable Annuity
     Contracts..........................     45
  Conformity with State and Federal
     Laws...............................     47
  Voting Rights.........................     47
  Restrictions on Financial
     Transactions.......................     47
  Legal Proceedings.....................     47
Appendix A: Condensed Financial
  Information for MetLife Insurance
  Company of Connecticut Variable
  Annuity Separate Account 2002.........    A-1
Appendix B: Condensed Financial
  Information for MetLife Life and
  Annuity Company of Connecticut
  Variable Annuity Separate Account
  2002..................................    B-1
Appendix C: Additional Information
  Regarding Underlying Funds............    C-1
Appendix D: Contents of the Statement of
  Additional Information................    D-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.


HOME OFFICE -- the Home Office of The MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract. For transfer, withdrawal, surrender, and (if applicable) loan requests, our Home Office address is: MetLife, P.O. Box 990014, Hartford, CT 06199-0014. For Purchase Payments and (if applicable) loan repayments, our Home Office address is:
MetLife, P.O. Box 371856, Pittsburgh, PA 15250-7857.


MATURITY DATE -- the date on which the Annuity Payments are to begin.


PAYMENT OPTION -- an annuity option elected under your Contract.


PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.


QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 408A of the Code.


SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.


YOU, YOUR -- "You" is, the Contract Owner, and a natural person, a trust established for the benefit of a natural person, or a charitable remainder trust.

                                    SUMMARY:

                        SCUDDER ADVOCATE ADVISOR ANNUITY


THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.


WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The MetLife Insurance Company of Connecticut sponsors MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002. MetLife Life and Annuity Company of Connecticut sponsors MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002. When we refer to the Separate Account, we are referring to either MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 or MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002, depending upon your issuing Company.





Contracts issued in your state may provide different features and benefits from and impose different costs than those described in this prospectus.



CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.


The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.


During the payout phase, you may choose one of a number of annuity options. You may receive Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.



WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), 408(b) or 408A of the Code. Purchase of this Contract through a tax-qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.





The Contract is not available to new purchasers. However, you may continue to make additional Purchase Payments or transfer Contract Value among the Variable Funding Options. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.




CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.


IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.


If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each.


We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge each business day from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15%. We deduct the M&E charge at an annual rate of 1.55% for the Standard Death Benefit, and 1.75% for the Enhanced Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.


If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE.


If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted each business day from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.


HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.


For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Access to Your Money - Systematic Withdrawals").

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Income taxes and/or a penalty tax may be owed on amounts withdrawn.


WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

     - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

     - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

     - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.


     - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract and take required distributions over time, rather than have the death benefit paid to the beneficiary in a lump sum.


     - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "GUARANTEED INCOME SOLUTION"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES



TRANSFER CHARGE.........................................   $10(1)
(assessed on transfers that exceed 12 per year)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES



ANNUAL CONTRACT ADMINISTRATIVE CHARGE...................   $30(2)


ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.55% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:


                                                           STANDARD DEATH BENEFIT    ENHANCED DEATH BENEFIT
                                                           ----------------------    ----------------------


Mortality and Expense Risk Charge......................           1.55%                     1.75%
Administrative Expense Charge..........................           0.15%                     0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
  FEATURES SELECTED....................................           1.70%                     1.90%
Optional E.S.P. Charge.................................           0.20%                     0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
  SELECTED.............................................           1.90%                     2.10%
Optional GMWB I Charge (maximum upon reset)............           1.00%(3)                  1.00%(3)
Optional GMWB II Charge (maximum upon reset)...........           1.00%(3)                  1.00%(3)
Optional GMWB III Charge...............................           0.25%                     0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
  SELECTED.............................................           2.70%                     2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
  SELECTED.............................................           2.70%                     2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III
  ONLY SELECTED........................................           1.95%                     2.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB I SELECTED......................................           2.90%                     3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB II SELECTED.....................................           2.90%                     3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB III SELECTED....................................           2.15%                     2.35%


---------
(1)   We do not currently assess the transfer charge.
(2) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.
(3) The current charges for the available GMWB riders with a reset feature (see "Access to Your Money -- Guaranteed Minimum Withdrawal benefit") are 0.40% for GMWB I and 0.50% for GMWB II.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2006 (unless otherwise indicated):



The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-866-376-0389.



MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES




                                                                         MINIMUM    MAXIMUM
                                                                         -------    -------


TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service fees (12b-1) fees, and
other expenses)......................................................     0.67%      1.76%




UNDERLYING FUND FEES AND EXPENSES




(as a percentage of average daily net assets)




                                                      DISTRIBUTION                  TOTAL      CONTRACTUAL FEE     NET TOTAL
                                                         AND/OR                     ANNUAL          WAIVER          ANNUAL
                                        MANAGEMENT       SERVICE        OTHER     OPERATING     AND/OR EXPENSE     OPERATING
UNDERLYING FUND:                            FEE       (12b-1) FEES    EXPENSES     EXPENSES     REIMBURSEMENT      EXPENSES*
----------------                       ------------  --------------  ----------  -----------  -----------------  ------------


DREYFUS SOCIALLY RESPONSIBLE GROWTH
  FUND, INC. -- SERVICE SHARES.......      0.75%          0.25%         0.08%       1.08%             --         1.08%
AIM VARIABLE INSURANCE FUNDS
  AIM V.I. Utilities Fund -- Series
     I...............................      0.60%            --          0.36%       0.96%           0.03%        0.93%(1)
CREDIT SUISSE TRUST
  Credit Suisse Trust Global Small
     Cap Portfolio...................      1.25%            --          0.31%       1.56%             --         1.56%
DREYFUS INVESTMENT PORTFOLIO
  Dreyfus MidCap Stock
     Portfolio -- Service Shares.....      0.75%          0.25%         0.05%       1.05%             --         1.05%
DWS INVESTMENTS VIT FUNDS
  DWS Equity 500 Index VIP -- Class
     B2..............................      0.29%          0.25%         0.13%       0.67%           0.04%        0.63%(2)
  DWS RREEF Real Estate Securities
     VIP -- Class B..................      1.00%          0.25%         0.43%       1.68%           0.26%        1.42%(17)
DWS VARIABLE SERIES I
  DWS Bond VIP -- Class B............      0.49%          0.25%         0.30%       1.04%           0.01%        1.03%(3)(18)
  DWS Capital Growth VIP -- Class B..      0.47%          0.25%         0.10%       0.82%             --         0.82%(3)(4)
  DWS Global Opportunities
     VIP -- Class B..................      0.99%          0.25%         0.27%       1.51%             --         1.51%(3)
  DWS Growth & Income VIP -- Class
     B...............................      0.48%          0.25%         0.17%       0.90%           0.03%        0.87%(3)(5)
  DWS Health Care VIP -- Class B.....      0.77%          0.25%         0.26%       1.28%             --         1.28%(3)
  DWS International VIP -- Class B...      0.84%          0.25%         0.27%       1.36%           0.02%        1.34%(3)(6)
DWS VARIABLE SERIES II
  DWS Balanced VIP -- Class B........      0.46%          0.25%         0.22%       0.93%           0.04%        0.89%(7)
  DWS Blue Chip VIP -- Class B.......      0.64%          0.25%         0.19%       1.08%             --         1.08%(8)
  DWS Core Fixed Income VIP -- Class
     B...............................      0.59%          0.25%         0.22%       1.06%             --         1.06%(8)
  DWS Davis Venture Value
     VIP -- Class B..................      0.94%          0.25%         0.21%       1.40%           0.14%        1.26%(19)
  DWS Dreman High Return Equity
     VIP -- Class B..................      0.73%          0.25%         0.13%       1.11%             --         1.11%(9)
  DWS Dreman Small Mid Cap Value
     VIP -- Class B..................      0.73%          0.25%         0.17%       1.15%             --         1.15%(8)
  DWS Global Thematic VIP -- Class
     B...............................      1.00%          0.25%         0.51%       1.76%           0.26%        1.50%(19)
  DWS Government & Agency Securities
     VIP -- Class B..................      0.55%          0.25%         0.27%       1.07%             --         1.07%(8)
  DWS High Income VIP -- Class B.....      0.59%          0.25%         0.26%       1.10%             --         1.10%(8)
  DWS International Select Equity
     VIP -- Class B..................      0.75%          0.25%         0.26%       1.26%             --         1.26%(8)
  DWS Janus Growth & Income
     VIP -- Class B..................      0.75%          0.25%         0.24%       1.24%             --         1.24%
  DWS Large Cap Value VIP -- Class
     B...............................      0.74%          0.25%         0.21%       1.20%             --         1.20%(8)
  DWS Mid Cap Growth VIP -- Class B..      0.75%          0.25%         0.42%       1.42%           0.08%        1.34%(19)
  DWS Money Market VIP -- Class B....      0.39%          0.25%         0.17%       0.81%           0.02%        0.79%(10)

                                                      DISTRIBUTION                  TOTAL      CONTRACTUAL FEE     NET TOTAL
                                                         AND/OR                     ANNUAL          WAIVER          ANNUAL
                                        MANAGEMENT       SERVICE        OTHER     OPERATING     AND/OR EXPENSE     OPERATING
UNDERLYING FUND:                            FEE       (12b-1) FEES    EXPENSES     EXPENSES     REIMBURSEMENT      EXPENSES*
----------------                       ------------  --------------  ----------  -----------  -----------------  ------------

  DWS Small Cap Growth VIP -- Class
     B...............................      0.65%          0.25%         0.22%       1.12%           0.03%        1.09%(11)
  DWS Strategic Income VIP -- Class
     B...............................      0.65%          0.25%         0.34%       1.24%             --         1.24%(8)
  DWS Technology VIP -- Class B......      0.75%          0.25%         0.28%       1.28%             --         1.28%
  DWS Turner Mid Cap Growth
     VIP -- Class B..................      0.80%          0.25%         0.32%       1.37%             --         1.37%
MET INVESTORS SERIES TRUST
  MFS(R) Emerging Markets Equity
     Portfolio -- Class A............      1.04%            --          0.29%       1.33%           0.03%        1.30%(12)
METROPOLITAN SERIES FUND, INC.
  MFS(R) Total Return
     Portfolio -- Class B............      0.53%          0.25%         0.05%       0.83%             --         0.83%(13)
THE ALGER AMERICAN FUND
  Alger American Leveraged AllCap
     Portfolio -- Class S............      0.81%          0.25%         0.17%       1.23%           0.03%        1.20%(16)






                                            DISTRIBUTION                  TOTAL      CONTRACTUAL FEE    NET TOTAL
                                               AND/OR                     ANNUAL          WAIVER          ANNUAL
                              MANAGEMENT       SERVICE        OTHER     OPERATING     AND/OR EXPENSE    OPERATING
UNDERLYING FUND:                  FEE       (12b-1) FEES    EXPENSES     EXPENSES     REIMBURSEMENT     EXPENSES*
----------------             ------------  --------------  ----------  -----------  -----------------  -----------


DWS VARIABLE SERIES II
  DWS Conservative
     Allocation
     VIP -- Class B........      0.15%          0.25%         0.39%       0.79%           0.04%           0.75%
  DWS Moderate Allocation
     VIP -- Class B........      0.15%          0.25%         0.22%       0.62%             --            0.62%
  DWS Growth Allocation
     VIP -- Class B........      0.15%          0.25%         0.22%       0.62%             --            0.62%

                                 NET TOTAL
                                  ANNUAL
                                 OPERATING
                                 EXPENSES
                                 INCLUDING
                                UNDERLYING
UNDERLYING FUND:              FUND EXPENSES*
----------------             ----------------


DWS VARIABLE SERIES II
  DWS Conservative
     Allocation
     VIP -- Class B........    1.36%(14)(15)
  DWS Moderate Allocation
     VIP -- Class B........    1.30%(15)
  DWS Growth Allocation
     VIP -- Class B........    1.33%(15)



---------

* Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.


NOTES

(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) to 0.93% of average daily net assets. The expense limitation agreement is in effect through at least April 30, 2008.


(2) Pursuant to their respective agreements with DWS VIT Funds, the investment manager, the underwriter and the accounting agent have agreed, through April 30, 2009, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to 0.63%.


(3) Restated on an annualized basis to reflect fee changes which took effect on June 1, 2006. Includes 0.10% administration fee.


(4) Pursuant to their respective agreements with DWS Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, through April 30, 2008, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to 0.86%. Restated on an annualized basis to reflect acquisition of Janus Growth Opportunities VIP, Oak Strategic Equity VIP and All Cap Growth VIP on December 11, 2006.


(5) Pursuant to their respective agreements with DWS Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, through April 30, 2008, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to 0.87%. Restated on an annualized basis to reflect acquisition of Mercury Large Cap Core VIP on December 11, 2006.


(6) Pursuant to their respective agreements with DWS Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, through April 30, 2008, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to 1.34%. Restated on an annualized basis to reflect acquisition of Templeton Foreign Value VIP on December 11, 2006.


(7) Pursuant to their respective agreements with DWS Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, through April 30, 2008, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to 0.89%.


(8) Management fees have been restated to reflect the new fee schedule effective October 1, 2006.


(9) Restated on an annualized basis to reflect acquisition of MFS Strategic Value VIP and Dreman Financial Services VIP on September 15, 2006.

(10) Management fees have been restated to reflect the new fee schedule effective November 6, 2006. Pursuant to their respective agreements with DWS Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, through November 3, 2009, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to 0.79%. Restated on an annualized basis to reflect acquisition of Money Market (Series I) VIP on November 3, 2006.


(11) Pursuant to their respective agreements with DWS Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, through April 30, 2008, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to 1.09%.


(12) Other Expenses have been restated to reflect new custodian, fund administration and transfer agent fee schedules, as if these fee schedules had been in effect for the previous fiscal year. Pursuant to an expense limitation agreement, the Investment Adviser has agreed, for a period of one year commencing May 1, 2007, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses to 1.30%, excluding 12b-1 fees. The fees and expenses shown in the table are annualized, based on the Portfolio's May 1, 2006 start date.


(13) Other Expenses have been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year. The Management Fee has been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.


(14) Pursuant to their respective agreements with DWS Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, through April 30, 2010, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to 0.75%. Restated on an annualized basis to reflect acquisition of Income Allocation VIP on September 15, 2006.


(15) These Portfolios are "funds of funds" that invest substantially all of their assets in other underlying portfolios. Because the Portfolios invest in other underlying portfolios, each Portfolio will also indirectly bear its proportionate share of fees and expenses incurred by the underlying Portfolios in which the Portfolio is invested. The annualized estimated indirect expenses of the Underlying portfolios for each Portfolio are as follows: 0.61% for the DWS Conservative Allocation VIP, 0.68% for the DWS Moderate Allocation VIP and 0.71% for the DWS Growth Allocation VIP.


(16) Effective December 1, 2006, through November 30, 2011, the Manager has contractually agreed to waive .035% of its Advisory Fee.


(17) Through April 30, 2008, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at 1.42%, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, proxy and organization and offering expenses.


(18) Pursuant to their respective agreements with DWS Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, through April 30, 2008, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to 1.03%.


(19) Pursuant to their respective agreements with DWS Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, through April 30, 2008, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described Portfolios to the following: 1.26% for DWS Davis Venture Value VIP, 1.50% for DWS Global Thematic VIP, and 1.34% for DWS Mid Cap Growth VIP.


EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example do not represent past or future expenses. Your actual expenses may be more or less than those shown.

This example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have elected all of the available optional benefits and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. The example assumes that the maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit (GMWB I or II) applies in all contract years. Your actual expenses will be less than those shown if you do not elect all of the optional benefits.

EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the GMWB I or GMWB II (assuming the maximum charge of 1.00% applies in all contract years).



                                                 IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                        END OF PERIOD SHOWN                ANNUITIZED AT END OF PERIOD SHOWN
                                          ----------------------------------------------  ----------------------------------
FUNDING OPTION                              1 YEAR      3 YEARS     5 YEARS    10 YEARS     1 YEAR      3 YEARS     5 YEARS
--------------                            ----------  ----------  ----------  ----------  ----------  ----------  ----------


Underlying Fund with Maximum Total
Annual Operating Expenses...............     $490       $1,471      $2,451      $4,902       $490       $1,471      $2,451
Underlying Fund with Minimum Total
Annual Operating Expenses...............      382        1,156       1,943       3,971        382        1,156       1,943

                                              IF
                                           CONTRACT
                                            IS NOT
                                            SURREN-
                                           DERED OR
                                          ANNUITIZED
                                           AT END OF
                                            PERIOD
                                             SHOWN
                                          ----------
FUNDING OPTION                             10 YEARS
--------------                            ----------


Underlying Fund with Maximum Total
Annual Operating Expenses...............    $4,902
Underlying Fund with Minimum Total
Annual Operating Expenses...............     3,971

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------


Scudder Advocate Advisor Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.


The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax-deferred in the funding options of your choice. We offer multiple Variable Funding Options. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account. The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The contract is not available to new purchasers. However, you may continue to make additional Purchase Payments or transfer Contract Value among the Variable Funding Options.

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.


Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your tax adviser to determine if this Contract is appropriate for you.


CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-866-376-0389.

PURCHASE PAYMENTS



You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.


We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.") We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.



We will credit any subsequent Purchase Payment to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).


ACCUMULATION UNITS


The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment or transfer request (or, liquidate for a withdrawal request) is determined by dividing the amount directed to each Variable Funding Option (or, taken from each Variable Funding Option) by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.


THE VARIABLE FUNDING OPTIONS


You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.



We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.



WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.



If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.





In certain circumstances, our ability to remove or replace an Underlying Fund may be limited by the terms of an agreement with DWS Investments ("DWS") relating to the offering under the Contract of certain Underlying Funds advised by DWS affiliates. That agreement, which was terminated on December 30, 2005, provided that we would not remove or replace as Variable Funding Options, for three years following the agreement's termination (i.e., through December 30, 2008), any of the portfolios of DWS Investments VIT Funds, DWS Variable Series I or DWS Variable Series II without the prior consent of DWS.





PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of our affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and/or its affiliates incur in promoting, marketing, and administering the Contracts and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.


The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are formed as "limited liability companies." The Company's ownership interests in MetLife Advisers, LLC and Met Investors Advisory LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee
Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee
Table -- Underlying Fund Fees and Expenses" and "Other
Information -- Distribution of Variable Annuity Contracts.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under a Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.





Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-866-376-0389 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.





WE INTEND TO SUBSTITUTE PORTFOLIOS OF MET INVESTORS SERIES TRUST AND METROPOLITAN SERIES FUND, INC. FOR CERTAIN PORTFOLIOS OF DWS INVESTMENTS VIT FUNDS, DWS VARIABLE SERIES I AND DWS VARIABLE SERIES II ONCE WE RECEIVE NECESSARY APPROVALS. WE ANTICIPATE THESE SUBSTITUTIONS WILL OCCUR IN 2008. PLEASE SEE "APPENDIX C -- ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS" FOR MORE INFORMATION. The current Underlying Funds are listed below, along with their investment advisers and any subadviser:




             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------


DREYFUS SOCIALLY RESPONSIBLE       Seeks capital growth with current  The Dreyfus Corporation
  GROWTH FUND, INC. -- SERVICE     income as a secondary objective.
  SHARES
AIM VARIABLE INSURANCE FUNDS
  AIM V.I. Utilities               Seeks capital growth and current   AIM Advisors, Inc.
     Fund -- Series I              income.
CREDIT SUISSE TRUST
  Credit Suisse Trust Global       Seeks long-term growth of          Credit Suisse Asset Management,
     Small Cap Portfolio           capital.                           LLC
                                                                      Subadviser: Credit Suisse Asset
                                                                      Management Limited (U.K.),
                                                                      (Australia)
DREYFUS INVESTMENT PORTFOLIO
  Dreyfus MidCap Stock             Seeks investment results that are  The Dreyfus Corporation
     Portfolio -- Service Shares   greater than the total return
                                   performance of publicly traded
                                   common stocks of medium-sized
                                   domestic companies in the
                                   aggregate, as represented by the
                                   Standard &Poor's MidCap 400
                                   Index.
DWS INVESTMENT VIT FUNDS
  DWS Equity 500 Index             Seeks to replicate, as closely as  Deutsche Asset Management, Inc.
     VIP -- Class B2               possible, before the deduction of  Subadviser: Northern Trust
                                   expenses, the performance of the   Investments, N.A.
                                   Standard &Poor's 500 Composite
                                   Stock Price Index, which
                                   emphasizes stocks of large U.S.
                                   companies.
  DWS RREEF Real Estate            Seeks long-term capital            Deutsche Asset Management, Inc.
     Securities VIP -- Class B     appreciation and current income    Subadviser: RREEF America LLC
                                   through investments in real
                                   estate securities.
DWS VARIABLE SERIES I
  DWS Bond VIP -- Class B          Seeks to maximize total return     Deutsche Investment Management
                                   consistent with preservation of    Americas Inc.
                                   capital and prudent investment     Subadviser: Aberdeen Asset
                                   management, by investing for both  Management Inc.
                                   current income and capital
                                   appreciation.
  DWS Capital Growth VIP -- Class  Seeks to provide long-term growth  Deutsche Investment Management
     B                             of capital.                        Americas Inc.
  DWS Global Opportunities         Seeks above-average capital        Deutsche Investment Management
     VIP -- Class B                appreciation over the long-term.   Americas Inc.
  DWS Growth & Income              Seeks long-term growth of          Deutsche Investment Management
     VIP -- Class B                capital, current income and        Americas Inc.
                                   growth of income.
  DWS Health Care VIP -- Class B   Seeks long-term growth of          Deutsche Investment Management
                                   capital.                           Americas Inc.
  DWS International VIP -- Class   Seeks long-term growth of          Deutsche Investment Management
     B                             capital.                           Americas Inc.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

DWS VARIABLE SERIES II
  DWS Balanced VIP -- Class B      Seeks a high total return, a       Deutsche Investment Management
                                   combination of income and capital  Americas Inc.
                                   appreciation.
  DWS Blue Chip VIP -- Class B     Seeks growth of capital and        Deutsche Investment Management
                                   income.                            Americas Inc.
  DWS Conservative Allocation      Seeks a balance of current income  Deutsche Investment Management
     VIP -- Class B                and long-term growth of capital    Americas Inc.
                                   with an emphasis on current
                                   income.
  DWS Core Fixed Income            Seeks high current income.         Deutsche Investment Management
     VIP -- Class B                                                   Americas Inc.
                                                                      Subadviser: Aberdeen Asset
                                                                      Management Inc.
  DWS Davis Venture Value          Seeks growth of capital.           Deutsche Investment Management
     VIP -- Class B                                                   Americas Inc.
                                                                      Subadviser: Davis Selected
                                                                      Advisers, L.P.
  DWS Dreman High Return Equity    Seeks to achieve a high rate of    Deutsche Investment Management
     VIP -- Class B                total return.                      Americas Inc.
                                                                      Subadviser: Dreman Value
                                                                      Management L.L.C.
  DWS Dreman Small Mid Cap Value   Seeks long-term capital            Deutsche Investment Management
     VIP -- Class B                appreciation.                      Americas Inc.
                                                                      Subadviser: Dreman Value
                                                                      Management L.L.C.
  DWS Global Thematic              Seeks long-term capital growth.    Deutsche Investment Management
     VIP -- Class B                                                   Americas Inc.
  DWS Government & Agency          Seeks high current income          Deutsche Investment Management
     Securities VIP -- Class B     consistent with preservation of    Americas Inc.
                                   capital.
  DWS Growth Allocation            Seeks long-term growth of          Deutsche Investment Management
     VIP -- Class B                capital.                           Americas Inc.
  DWS High Income VIP -- Class B   Seeks to provide a high level of   Deutsche Investment Management
                                   current income.                    Americas Inc.
  DWS International Select Equity  Seeks capital appreciation.        Deutsche Investment Management
     VIP -- Class B                                                   Americas Inc.
  DWS Janus Growth & Income        Seeks long-term capital growth     Deutsche Investment Management
     VIP -- Class B                and current income.                Americas Inc.
                                                                      Subadviser: Janus Capital
                                                                      Management LLC
  DWS Large Cap Value              Seeks to achieve a high rate of    Deutsche Investment Management
     VIP -- Class B                total return.                      Americas Inc.
  DWS Mid Cap Growth VIP -- Class  Seeks long-term capital growth.    Deutsche Investment Management
     B                                                                Americas Inc.
  DWS Moderate Allocation          Seeks a balance of long-term       Deutsche Investment Management
     VIP -- Class B                growth of capital and current      Americas Inc.
                                   income with an emphasis on growth
                                   of capital.
  DWS Money Market VIP -- Class B  Seeks maximum current income to    Deutsche Investment Management
                                   the extent consistent with         Americas Inc.
                                   stability of principal.
  DWS Small Cap Growth             Seeks maximum appreciation of      Deutsche Investment Management
     VIP -- Class B                investors' capital.                Americas Inc.
  DWS Strategic Income             Seeks a high current return.       Deutsche Investment Management
     VIP -- Class B                                                   Americas Inc.
  DWS Technology VIP -- Class B    Seeks growth of capital.           Deutsche Investment Management
                                                                      Americas Inc.
  DWS Turner Mid Cap Growth        Seeks capital appreciation.        Deutsche Investment Management
     VIP -- Class B                                                   Americas Inc.
                                                                      Subadviser: Turner Investment
                                                                      Partners, Inc.
MET INVESTORS SERIES TRUST
  MFS(R) Emerging Markets Equity   Seeks capital appreciation.        Met Investors Advisory, LLC
     Portfolio -- Class A                                             Subadviser: Massachusetts
                                                                      Financial Services Company
METROPOLITAN SERIES FUND
  MFS(R) Total Return              Seeks a favorable total return     MetLife Advisers LLC
     Portfolio -- Class B          through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

THE ALGER AMERICAN FUND
  Alger American Leveraged AllCap  Seeks long-term capital            Fred Alger Management, Inc.
     Portfolio -- Class S          appreciation.




Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix C -- Additional Information Regarding the Underlying Funds."


                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

GENERAL


We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:


     - the ability for you to make withdrawals and surrenders under the Contracts

     - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners


     - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)


     - administration of the annuity options available under the Contracts and


     -    the distribution of various reports to Contract Owners.


Costs and expenses we incur include:


     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts



     - sales and marketing expenses including commission payments to your registered representative and



     -    other costs of doing business.


Risks we assume include:

     - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established


     - that the amount of the death benefit will be greater than the Contract Value and



     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.


We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.



TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES


There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge:


     (1)  from the distribution of death proceeds;

     (2)  after an annuity payout has begun; or

     (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE


Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is 1.55% annually. If you choose the Enhanced Death Benefit, the M&E charge is 1.75% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.



ENHANCED STEPPED-UP PROVISION CHARGE



If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both age 75 or younger on the Contract Date.


GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE


If you elect to add a GMWB rider to your Contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.




VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.


Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request, which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.


MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., Credit Suisse Trust Global Small Cap Portfolio, DWS Global Opportunities VIP, DWS International VIP, DWS Dreman Small Mid Cap Value VIP, DWS High Income VIP, DWS International Select Equity VIP, DWS Small Cap Growth VIP, DWS Strategic Income VIP and MFS(R) Emerging Markets Equity Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.


We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.


Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:


     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or



     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.



Transfers made under a Dollar Cost Averaging Program or a rebalancing program are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract.

Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.


You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. You may only have one DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.



All provisions and terms of the Contract apply to the DCA Program, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.


                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------


Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.


We may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. It is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.


We may withhold payment of surrender, withdrawal or, if applicable, loan proceeds if any portion of those proceeds would be derived from a personal check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.




SYSTEMATIC WITHDRAWALS





Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.





We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.

Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.



MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations".) No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.


                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY


You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from the Variable Funding Options, as most recently elected by the Contract Owner, until the Death Report Date.


Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.


Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:


     -    the death benefit will not be payable upon the Annuitant's death

     -    the Contingent Annuitant becomes the Annuitant


     -    all other rights and benefits will continue in effect.


When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal or beneficiary contract continuance ("Death Report Date").

There are age restrictions on certain death benefits (see The Annuity Contract section).

Note: If the owner dies before the Annuitant, the death benefit is recalculated replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT


If the Annuitant is less than age 80 on the Contract Date and dies before the Maturity Date, the death benefit payable as of the Death Report Date will be the greatest of a), b) or c) below, less any applicable premium tax. If the Annuitant is 80 or older on the Contract Date and dies before the Maturity Date, the death benefit payable as of the Death Report Date will be the greater of a) or b) below, less any applicable premium tax:


     a)   the Contract Value on the Death Report Date

     b)   the Adjusted Purchase Payment (as described below)*


     c)   the Step-Up Value (if any, as described below).


ENHANCED DEATH BENEFIT

If the Annuitant dies before the Maturity Date and before age 80, the death benefit payable as of the Death Report Date will be the greatest of (a), (b),
(c) or (d), less any applicable premium tax:

     a)   the Contract Value on the Death Report Date

     b)   the Adjusted Purchase Payment (as described below)*

     c)   the Step-Up Value (if any, as described below)


     d)   the Roll-Up Death Benefit Value (if any, as described below).


If the Annuitant dies before the Maturity Date and on or after age 80, the death benefit payable as of the Death Report Date will be the greatest of (a), (b),
(c) or (d), less any applicable premium tax:

     a)   the Contract Value on the Death Report Date

     b)   the Adjusted Purchase Payment (as described below)*


     c)   the Step-Up Value (if any, as described below).


     d) the Roll-Up Death Benefit Value (if any, as described below) available at the Annuitant's 80th birthday, plus any additional Purchase Payments, minus any partial surrender reductions (as described below) which occur after the Annuitant's 80th birthday

---------
* If you have elected a GMWB Rider (Guaranteed Income Solution) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider.

ADJUSTED PURCHASE PAYMENT: The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever any additional Purchase Payment(s) are made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction as described below.

STEP UP VALUE: The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value on that date. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a partial surrender is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described above.

ROLL UP DEATH BENEFIT VALUE: On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal (a) plus (b) minus
(c), increased by 5%, where:

     (a) is the Roll-Up Death Benefit as of the previous Contract Date anniversary


     (b)  any Purchase Payments made during the previous Contract Year.



     (c) any Partial Surrender Reductions (as described below) during the previous Contract Year.


On dates other than the Contract Date anniversary, the roll-up death benefit value will equal (a) plus (b) minus (c), where:

     (a) the Roll-Up Death Benefit Value on the previous Contract Date anniversary

     (b) any Purchase Payments made since the previous Contract Date anniversary

     (c) any Partial Surrender Reductions (as described below) since the previous Contract Date anniversary.

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

---------
** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Guaranteed Income Solution).

PARTIAL SURRENDER REDUCTION

ADJUSTED PURCHASE PAYMENT. The Partial Surrender Reduction is equal to (1) the Adjusted Purchase Payment in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

STEP-UP VALUE AND ROLL-UP VALUE. The Partial Surrender Reduction is equal to (1) the amount of the death benefit value (Step-Up or Roll-Up Value) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

The following examples apply to the Adjusted Purchase Payment, Step-Up Value or Roll-Up Value. Assume your current Contract Value is $55,000. If the current value of your death benefit is $50,000, and you decide to make a withdrawal of $10,000, we would reduce death benefit as follows:

           50,000 X (10,000/55,000) = $9,090

Your new death benefit would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If the current value of your death benefit is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the death benefit as follows:

           50,000 X (10,000/30,000) = $16,666

Your new death benefit would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE. This provision must be elected at time of application.

If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE CONTRACT DATE, 40% OF THE LESSER
OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE CONTRACT DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the initial Contract Value. Whenever an additional Purchase Payment is made, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

           50,000 X (10,000/55,000) = $9,090


You new modified Purchase Payment would be 50,000-9,090 = $40,910.


The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

           50,000 X (10,000/30,000) = $16,666

Your new modified Purchase Payment would be 50,000-16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS



---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
---------------------------------------------------------------------------------------------------------------

OWNER (WHO IS NOT THE         The beneficiary(ies), or if    The beneficiary elects to      Yes
ANNUITANT) (WITH NO JOINT     none, to the Contract          continue the Contract rather
OWNER)                        Owner's estate.                than receive the
                                                             distribution.
---------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)  The beneficiary(ies), or if    The beneficiary elects to      Yes
(WITH NO JOINT OWNER)         none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive the
                                                             distribution.
---------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO  The surviving joint owner.                                    Yes
IS NOT THE ANNUITANT)
---------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO  The beneficiary(ies), or, if   The beneficiary elects to      Yes
IS THE ANNUITANT)             none, to the surviving joint   continue the Contract rather
                              owner.                         than receive a distribution.
---------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS   The surviving joint owner.     The spouse elects to           Yes
NOT THE ANNUITANT)                                           continue the Contract.
---------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS   The beneficiary(ies), or, if   The spouse elects to           Yes
THE ANNUITANT)                none, to the surviving joint   continue the Contract.
                              owner.
                                                             A spouse who is not the
                                                             beneficiary may decline to
                                                             receive the proceeds or to
                                                             continue the Contract and
                                                             instruct the Company to pay
                                                             the beneficiary.
---------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE     The beneficiary(ies), or if    The beneficiary elects to      Yes
CONTRACT OWNER)               none, to the Contract Owner.   continue the Contract rather
                                                             than receive the
                                                             distribution.

                                                             But, if there is a
                                                             Contingent Annuitant, then
                                                             the Contingent Annuitant
                                                             becomes the Annuitant and
                                                             the Contract continues in
                                                             effect (generally using the
                                                             original Maturity Date). The
                                                             proceeds will then be paid
                                                             upon the death of the
                                                             Contingent Annuitant or
                                                             owner.
---------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE         See death of "owner who is                                    Yes
CONTRACT OWNER)               the Annuitant" above.
---------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A   The beneficiary(ies), or if                                   Yes (Death of
NON-NATURAL ENTITY/TRUST)     none, to the owner.                                           Annuitant is
                                                                                            treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
---------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT          No death proceeds are                                         N/A
(ASSUMING ANNUITANT IS STILL  payable; Contract continues.
ALIVE)
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
---------------------------------------------------------------------------------------------------------------

BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------



                               QUALIFIED CONTRACTS



---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
---------------------------------------------------------------------------------------------------------------

OWNER/ANNUITANT               The beneficiary(ies), or if    The beneficiary elects to      Yes
                              none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive a distribution.
---------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------



---------

* Certain payout rules of the Code are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5-year payout option is not available.



SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)



Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.


If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.




All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.



Please note that spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts. Please consult a tax advisor before electing this option.


BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     -    transfer ownership

     -    take a loan


     -    make additional Purchase Payments.



The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.


DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.


                                 LIVING BENEFITS

--------------------------------------------------------------------------------





GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "GUARANTEED INCOME SOLUTION")





For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your Contract each year.



AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III" ; we may refer to any one of these as GMWB. The availability of each rider is shown below.




--------------------------------------------------------------------------------------------------------------
         NAME OF RIDER:                    GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
ALSO CALLED:                          Guaranteed Income         Guaranteed Income         Guaranteed Income
                                          Solution                  Solution               Solution Value
--------------------------------------------------------------------------------------------------------------
AVAILABILITY:                         Not available for       Available on or after     Available on or after
                                    purchase on or after        March 21, 2005 if         March 21, 2005 if
                                   March 21, 2005, unless    approved in your state    approved in your state.
                                   GMWB II is not approved
                                        in your state
--------------------------------------------------------------------------------------------------------------




You may elect a GMWB rider only at the time of your initial purchase of the Contract.



REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your Contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.



The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:




--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
If you make your first                    5% of RBB                 5% of RBB                 5% of RBB
withdrawal before the 3rd
anniversary
after you purchase GMWB:
--------------------------------------------------------------------------------------------------------------
If you make your first                   10% of RBB                10% of RBB                 5% of RBB
withdrawal after the 3(rd)
anniversary after you purchase
GMWB:
--------------------------------------------------------------------------------------------------------------




ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.



We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.



WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.



However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:



IF YOU SELECT GMWB II OR GMWB III:



     - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.



     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.



IF YOU PURCHASED GMWB I:



     - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.



     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

WITHDRAWAL EXAMPLES. The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, and applicable income taxes and penalties. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:



                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III




--------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
--------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
--------------------------------------------------------------------------------------------------------------------------

VALUES AS OF
--------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $5,000         $100,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $5,000          $90,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
PARTIAL
WITHDRAWAL
REDUCTION
(PWR)             N/A         (100,000 x           [5,000 x (1-         N/A         (100,000 x           [5,000 x (1-
                           10,000/110,000) =    90,000/100,000)] =               10,000/90,000) =     88,889/100,000)] =
                                 9,091                  500                           $11,111                $556
--------------------------------------------------------------------------------------------------------------------------
GREATER OF
PWR OR THE
DOLLAR AMOUNT
OF THE
WITHDRAWAL                      $10,000                                               $11,111

                            (10,000>9,091)                                        (11,111>10,000)
--------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $10,000                $500           $10,000         $11,111                $556
--------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
AFTER
WITHDRAWAL     $100,000         $90,000               $4,500          $80,000         $88,889               $4,444
--------------------------------------------------------------------------------------------------------------------------




                          WITHDRAWAL EXAMPLE FOR GMWB I




--------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
--------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
--------------------------------------------------------------------------------------------------------------------------

VALUES AS OF
--------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $5,000         $100,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $5,000          $90,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
AFTER
WITHDRAWAL     $100,000         $90,909               $4,545          $80,000         $88,889               $4,444

                         [100,000 -- (100,000         [(5,000                  [100,000 -- (100,000        [5,000 x
                           x10,000/110,000)]     x90,909/100,000)]               x10,000/90,000)]      (88,889/100,000)]
--------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $9,091                 $455           $10,000         $11,111                $556
--------------------------------------------------------------------------------------------------------------------------




TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY). If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.



For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:



     - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

          -    a qualified retirement plan (Code Section 401),



          -    a tax-sheltered annuity (Code Section 403(b)),



          -    an individual retirement account (Code Sections 408(a)),



          -    an individual retirement annuity (Code Section 408(b)), or



          -    a qualified deferred compensation plan (Code Section 457).



          Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).



     - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;



     - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or



     - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004-9 , Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).



You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:



     - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.



          You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.



     - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.



RESET (GMWB I AND GMWB II ONLY). If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.



Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.



If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.



Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the charge may increase if you elect to reset the RBB (the charge will never exceed the guaranteed maximum charge). Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.



INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)



We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.



If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.



GMWB CHARGE. The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted each business day from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.




--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
Current Annual Charge                       0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
Maximum Annual Charge After a               1.00%                     1.00%                      N/A
Reset
--------------------------------------------------------------------------------------------------------------




MAXIMUM RBB. Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.



Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION. Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5(th) anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.



OTHER INFORMATION ABOUT GMWB. If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:



     - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.



     - The total annual payment amount will equal the AWB and will never exceed your RBB, and



     - We will no longer accept subsequent Purchase Payments into the Contract.



If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.



Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.



COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III



The following chart may help you decide which version of GMWB is best for you.




--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
AWB                                  5% of RBB if first        5% of RBB if first             5% of RBB
                                   withdrawal before 3(rd)   withdrawal before 3(rd)
                                   anniversary 10% of RBB    anniversary 10% of RBB
                                     if first withdrawal       if first withdrawal
                                   after 3(rd) anniversary   after 3(rd) anniversary
--------------------------------------------------------------------------------------------------------------
ANNUAL CHARGE                               0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
RESET                                        Yes                       Yes                       No
--------------------------------------------------------------------------------------------------------------
CAN I CANCEL MY GMWB?                        No               Yes, after the 5(th)      Yes, after the 5(th)
                                                               anniversary of GMWB       anniversary of GMWB
                                                                    purchase                  purchase
--------------------------------------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS                      No                        Yes                       Yes
--------------------------------------------------------------------------------------------------------------
WAIVER OF RECALCULATION OF AWB               No                        Yes                       Yes
FOR DISTRIBUTIONS FROM TAX-
QUALIFIED PLANS
--------------------------------------------------------------------------------------------------------------




                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------



MATURITY DATE



Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life;
(b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.


You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90(th) birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us). (For Contracts issued in Florida and New York, the Maturity Date you elect may not be later than the Annuitant's 90(th) birthday.) Please be aware that once your contract is annuitized, you are ineligible to receive the death benefit you have selected and any living benefit rider is terminated.


At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.


DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.



The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.



DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.


FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Annuity Tables in effect on the Maturity Date.


                                 PAYMENT OPTIONS

--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.


During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See "Annuity Options.")



The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.


On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS


Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.


Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.


Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected. Please note that Option 5 may not satisfy minimum required distribution rules for Qualified Contracts. Please consult a tax advisor before electing this option.





Option 6 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT



This benefit is only offered with the annuity option "Payments for a Fixed Period without Life Contingency."




                        MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------

RIGHT TO RETURN


You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.


If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION


We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Accordingly, no Contract will be terminated due solely to negative investment performance. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value. Federal tax law may impose additional restrictions on our right to cancel your traditional IRA, Roth IRA or other qualified annuity.


REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

                              THE SEPARATE ACCOUNTS

--------------------------------------------------------------------------------




MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 and MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002, respectively. References to "Separate Account" refer either to MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 or MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002, depending on the issuer of your Contract. Both MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 and MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002 were established on September 17, 2002 and are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.



We hold the assets of the separate account for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims-paying ability of the Company.



All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.



Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.



We reserve the right to transfer assets of the Separate Account to another separate account, and/or to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.


PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.


Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.


In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------



The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.



You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).



GENERAL TAXATION OF ANNUITIES



Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%). The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.



STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.



PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.



TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.



FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.





TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED



QUALIFIED ANNUITY CONTRACTS



If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.



The Contract has not been submitted to the IRS for review and is awaiting approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse consequences.



TAXATION OF QUALIFIED ANNUITY CONTRACTS



Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.



MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS



Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB, if available in your contract) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.



MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.



NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), OR 408, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.



INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $4,000 for calendar year 2007, $5,000 for 2008, and may be indexed for inflation in future years. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.



Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).



Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.



Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $45,000 or 100% of pay for each participant in 2007.



ROTH IRAS



Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.



Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a


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


10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.



TSAS (ERISA AND NON-ERISA)



GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.



In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).



Note: Proposed income tax regulations issued in November 2004 would require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract or sec.403(b)(7) custodial account, (b) significant restrictions on the ability for participants to direct proceeds between 403(b) annuity contracts and (c) additional restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.



The proposed regulations will generally not be effective until taxable years beginning after December 31, 2007 at the earliest, and may not be relied on until issued in final form. However, certain aspects including a proposed prohibition on the use of life insurance contracts under 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective unless revised or revoked in final regulations.



WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:



     - Relates to purchase payments made prior to 1989 (and pre-1989 earnings on those purchase payments);



     - Is directly transferred to another permissible investment under sec.403(b) arrangements;



     -    Relates to amounts that are not salary reduction elective deferrals;



     - Occurs after you die, leave your job or become disabled (as defined by the Code); or



     - Is for financial hardship (but only to the extent of purchase payments) if your plan allows it.



DESIGNATED ROTH ACCOUNT FOR 403(b) PLANS. Effective January 1, 2006, employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:



          (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.



          (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.



          (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).



          (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.



          (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.



          (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax at TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.



          (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.



Many of the federal income tax rules pertaining to Designated Roth Accounts have not yet been finalized. Both you and your employer should consult their own tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.



The following general tax rules are based on our understanding of the Code and any regulations issued through December 31, 2005, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:



The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.



Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.



In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).



If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").



Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.



Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.



LOANS. If your TSA Contract permits loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.



The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.



Your Contract will indicated whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.



NON-QUALIFIED ANNUITY CONTRACTS



If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.



Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.



Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:



     -    a non-taxable return of your Purchase Payment; or



     -    a taxable payment of earnings.



We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.



If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.



PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.



PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received under that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.



We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.



DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES



The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.



OWNERSHIP OF THE INVESTMENTS



In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.



TAXATION OF DEATH BENEFIT PROCEEDS



Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.



OTHER TAX CONSIDERATIONS



TREATMENT OF CHARGES FOR OPTIONAL BENEFITS



The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax advisor before selecting any rider or endorsement to the Contract.



GUARANTEED MINIMUM WITHDRAWAL BENEFIT. If you have purchased a Guaranteed Minimum Withdrawal Benefit (GMWB), where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, MetLife intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Minimum Withdrawal Benefit exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and either the Remaining Benefit Base is paid out in fixed installments, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.



MetLife reserves the right to change its tax reporting practices where we determine that it is not in accordance with IRS guidance (whether formal or informal).



PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.



NON-RESIDENT ALIENS



Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.



TAX CREDITS AND DEDUCTIONS



The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to contract owners since the Company is the owner of the assets from which the tax benefits are derived.


                                OTHER INFORMATION

--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.


MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



MetLife Life and Annuity Company of Connecticut is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.


FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. Prior to October 20, 2006, the principal underwriter and distributor was MLI Distribution LLC, which merged with and into MLIDC on that date. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.



MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").



MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company no longer offers the Contracts to new purchasers but it continues to accept Purchase Payments from Contract Owners.



COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.


We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).


The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.


These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into a preferred distribution arrangement with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their other affiliates MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, Walnut Street Securities, Inc., and New England Securities Corporation. See the "Statement of Additional Information -- DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT" for a list of the broker-dealer firms that received such additional compensation during 2006, as well as the range of additional compensation paid.



The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds that may be offered under the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers LLC and MetLife Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.



SALE BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contracts is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.



Registered representatives of our affiliate, MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representative are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.


The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

CONFORMITY WITH STATE AND FEDERAL LAWS


The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.


VOTING RIGHTS


The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of contract owners may control the outcome of the vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.


RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS


In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------



     METLIFE INSURANCE COMPANY OF CT VARIABLE ANNUITY SEPARATE ACCOUNT 2002


                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the *minimum* Separate Account Charge available under the contract. The second table provides the AUV information for the *maximum* Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.70%





                                                                                                      NUMBER OF UNITS
                                                                      UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                                ----  -----------------  -------------  ---------------


AIM Variable Insurance Funds

  AIM V.I. Utilities Subaccount (6/03)......................  2006        1.490            1.838               --
                                                              2005        1.297            1.490            1,754
                                                              2004        1.068            1.297           10,619
                                                              2003        1.000            1.068               --

Alger American Fund

  Alger American Balanced Subaccount (Class S) (6/03).......  2006        1.160            1.166               --
                                                              2005        1.091            1.160           48,803
                                                              2004        1.064            1.091           93,454
                                                              2003        1.000            1.064           55,895

  Alger American Leveraged AllCap Subaccount (Class S)
  (6/03)....................................................  2006        1.337            1.563               --
                                                              2005        1.191            1.337               --
                                                              2004        1.123            1.191               --
                                                              2003        1.000            1.123               --

Credit Suisse Trust

  Credit Suisse Trust Emerging Markets Subaccount (6/03)....  2006        2.041            2.660            1,583
                                                              2005        1.623            2.041            1,789
                                                              2004        1.321            1.623            2,092
                                                              2003        1.000            1.321               --

  Credit Suisse Trust Global Small Cap Subaccount (6/03)....  2006        1.642            1.828               --
                                                              2005        1.438            1.642               --
                                                              2004        1.240            1.438               --
                                                              2003        1.000            1.240               --

ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                                                      NUMBER OF UNITS
                                                                      UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                                ----  -----------------  -------------  ---------------


Dreyfus Investment Portfolios

  Dreyfus MidCap Stock Subaccount (Service Shares) (6/03)...  2006        1.411            1.494           12,400
                                                              2005        1.318            1.411           17,640
                                                              2004        1.173            1.318           14,896
                                                              2003        1.000            1.173               --

Dreyfus Socially Responsible Growth Fund, Inc.

  Dreyfus Socially Responsible Growth Subaccount (Service
  Shares) (6/03)............................................  2006        1.193            1.278               --
                                                              2005        1.174            1.193               --
                                                              2004        1.127            1.174               --
                                                              2003        1.000            1.127               --
DWS Investments VIT Funds

  DWS VIT Equity 500 Index Subaccount (Class B) (9/05)......  2006        1.007            1.140            4,782
                                                              2005        1.000            1.007           27,580

  DWS VIT RREEF Real Estate Securities Subaccount (Class B)
  (6/03)....................................................  2006        1.640            2.211           29,722
                                                              2005        1.498            1.640           48,068
                                                              2004        1.165            1.498           30,144
                                                              2003        1.000            1.165            3,070

DWS Variable Series I

  DWSI Bond Subaccount (Class B) (7/05).....................  2006        0.996            1.022               --
                                                              2005        1.000            0.996               --

  DWSI Capital Growth Subaccount (Class B) (6/03)...........  2006        1.260            1.340           32,145
                                                              2005        1.181            1.260           35,387
                                                              2004        1.117            1.181               --
                                                              2003        1.000            1.117               --

  DWSI Global Opportunities Subaccount (Class B) (6/03).....  2006        1.764            2.113            5,020
                                                              2005        1.519            1.764           29,387
                                                              2004        1.255            1.519            5,780
                                                              2003        1.000            1.255            1,444

  DWSI Growth & Income Subaccount (Class B) (6/03)..........  2006        1.267            1.411           29,961
                                                              2005        1.219            1.267           29,117
                                                              2004        1.129            1.219           17,169
                                                              2003        1.000            1.129            3,187

ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                                                      NUMBER OF UNITS
                                                                      UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                                ----  -----------------  -------------  ---------------


  DWSI Health Care Subaccount (Class B) (6/03)..............  2006        1.282            1.334          248,418
                                                              2005        1.207            1.282          190,680
                                                              2004        1.125            1.207           21,844
                                                              2003        1.000            1.125               --

  DWSI International Subaccount (Class B) (6/03)............  2006        1.543            1.902           38,880
                                                              2005        1.356            1.543           39,384
                                                              2004        1.186            1.356           10,335
                                                              2003        1.000            1.186            4,604

DWS Variable Series II

  DWSII Dreman Financial Services Subaccount
  (Class B) (6/03)..........................................  2006        1.213            1.270               --
                                                              2005        1.240            1.213           58,934
                                                              2004        1.131            1.240            7,135
                                                              2003        1.000            1.131               --

  DWSII All Cap Growth Subaccount (Class B) (6/03)..........  2006        1.436            1.584               --
                                                              2005        1.290            1.436               --
                                                              2004        1.177            1.290               --
                                                              2003        1.000            1.177               --

  DWSII Balanced Subaccount (Class B) (6/03)................  2006        1.137            1.228            1,921
                                                              2005        1.113            1.137           10,451
                                                              2004        1.065            1.113            1,926
                                                              2003        1.000            1.065               --

  DWSII Blue Chip Subaccount (Class B) (6/03)...............  2006        1.418            1.606           12,501
                                                              2005        1.315            1.418           40,257
                                                              2004        1.157            1.315           25,112
                                                              2003        1.000            1.157           16,144

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04)....................................................  2006        1.087            1.163           64,115
                                                              2005        1.059            1.087           22,736
                                                              2004        1.000            1.059            1,000

  DWSII Core Fixed Income Subaccount (Class B) (6/03).......  2006        1.014            1.036          162,733
                                                              2005        1.013            1.014          226,462
                                                              2004        0.990            1.013          230,267
                                                              2003        1.000            0.990          120,178

ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                                                      NUMBER OF UNITS
                                                                      UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                                ----  -----------------  -------------  ---------------


  DWSII Davis Venture Value Subaccount (Class B) (6/03).....  2006        1.364            1.533           56,779
                                                              2005        1.270            1.364          108,093
                                                              2004        1.160            1.270           66,607
                                                              2003        1.000            1.160            7,313

  DWSII Dreman High Return Equity Subaccount (Class B)
  (6/03)....................................................  2006        1.375            1.598          250,787
                                                              2005        1.301            1.375          278,246
                                                              2004        1.164            1.301           81,517
                                                              2003        1.000            1.164           13,919

  DWSII Dreman Small Mid Cap Value Subaccount (Class B)
  (6/03)....................................................  2006        1.660            2.034           29,062
                                                              2005        1.538            1.660           31,234
                                                              2004        1.246            1.538           21,154
                                                              2003        1.000            1.246            1,443

  DWSII Foreign Value Subaccount (Class B) (3/05)...........  2006        1.133            1.361               --
                                                              2005        1.054            1.133           34,826

  DWSII Global Thematic Subaccount (Class B) (6/03).........  2006        1.600            2.040               --
                                                              2005        1.328            1.600               --
                                                              2004        1.182            1.328               --
                                                              2003        1.000            1.182               --

  DWSII Government & Agency Securities Subaccount (Class B)
  (6/03)....................................................  2006        1.018            1.039            3,630
                                                              2005        1.013            1.018            3,695
                                                              2004        0.997            1.013            2,590
                                                              2003        1.000            0.997               --

  DWSII Growth Allocation Subaccount (Class B) (8/04).......  2006        1.142            1.265               --
                                                              2005        1.096            1.142               --
                                                              2004        1.000            1.096            1,000

  DWSII High Income Subaccount (Class B) (6/03).............  2006        1.225            1.326           55,971
                                                              2005        1.205            1.225           66,303
                                                              2004        1.093            1.205           50,327
                                                              2003        1.000            1.093           14,993

  DWSII Income Allocation Subaccount (Class B) (8/04).......  2006        1.061            1.080               --
                                                              2005        1.042            1.061           47,606
                                                              2004        1.000            1.042            1,000

ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                                                      NUMBER OF UNITS
                                                                      UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                                ----  -----------------  -------------  ---------------


  DWSII Index 500 Subaccount (Class B) (6/03)...............  2006        1.248            1.248               --
                                                              2005        1.226            1.248               --
                                                              2004        1.134            1.226           10,865
                                                              2003        1.000            1.134            6,711

  DWSII International Select Equity Subaccount (Class B)
  (6/03)....................................................  2006        1.573            1.934           95,524
                                                              2005        1.403            1.573          154,401
                                                              2004        1.211            1.403            6,969
                                                              2003        1.000            1.211            1,499

  DWSII Janus Growth & Income Subaccount (Class B) (6/03)...  2006        1.345            1.428            4,199
                                                              2005        1.224            1.345            4,231
                                                              2004        1.121            1.224            4,736
                                                              2003        1.000            1.121            4,828

  DWSII Janus Growth Opportunities Subaccount (Class B)
  (6/03)....................................................  2006        1.292            1.277               --
                                                              2005        1.226            1.292            2,004
                                                              2004        1.112            1.226               --
                                                              2003        1.000            1.112               --

  DWSII Large Cap Core Subaccount (Class B) (3/05)..........  2006        1.151            1.276               --
                                                              2005        1.037            1.151           50,432

  DWSII Large Cap Value Subaccount (Class B) (6/03).........  2006        1.253            1.417           10,817
                                                              2005        1.255            1.253           63,485
                                                              2004        1.164            1.255           49,380
                                                              2003        1.000            1.164            1,556

  DWSII MFS(R) Strategic Value Subaccount (Class B) (6/03)..  2006        1.267            1.305               --
                                                              2005        1.297            1.267           54,165
                                                              2004        1.124            1.297           41,830
                                                              2003        1.000            1.124            4,838

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)..........  2006        1.339            1.456              592
                                                              2005        1.188            1.339              593
                                                              2004        1.166            1.188               --
                                                              2003        1.000            1.166               --

  DWSII Moderate Allocation Subaccount (Class B) (8/04).....  2006        1.113            1.214           20,596
                                                              2005        1.077            1.113          182,071
                                                              2004        1.000            1.077            1,000

ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                                                      NUMBER OF UNITS
                                                                      UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                                ----  -----------------  -------------  ---------------


  DWSII Money Market Subaccount (Class B) (6/03)............  2006        0.987            1.011           77,712
                                                              2005        0.980            0.987           87,533
                                                              2004        0.992            0.980           37,780
                                                              2003        1.000            0.992               --

  DWSII Oak Strategic Equity Subaccount (Class B) (6/03)....  2006        1.113            1.137               --
                                                              2005        1.185            1.113            2,957
                                                              2004        1.195            1.185            3,041
                                                              2003        1.000            1.195               --

  DWSII Small Cap Growth Subaccount (Class B) (6/03)........  2006        1.293            1.333           12,689
                                                              2005        1.233            1.293           13,130
                                                              2004        1.134            1.233            8,702
                                                              2003        1.000            1.134            1,591

  DWSII Strategic Income Subaccount (Class B) (6/03)........  2006        1.052            1.125           63,442
                                                              2005        1.050            1.052           76,487
                                                              2004        0.986            1.050           56,474
                                                              2003        1.000            0.986           16,555

  DWSII Technology Subaccount (Class B) (6/03)..............  2006        1.233            1.218            1,934
                                                              2005        1.215            1.233            1,715
                                                              2004        1.217            1.215            1,663
                                                              2003        1.000            1.217               --

  DWSII Turner Mid Cap Growth Subaccount (Class B) (6/03)...  2006        1.445            1.509               --
                                                              2005        1.321            1.445            3,623
                                                              2004        1.214            1.321           21,088
                                                              2003        1.000            1.214               --

Metropolitan Series Fund, Inc.

  MSF MFS(R) Total Return Subaccount (Class B) (1/70).......  2006        1.000            1.071           39,930

ACCUMULATION UNIT VALUES (IN DOLLARS)



                         SEPARATE ACCOUNT CHARGES 2.60%





                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds

  AIM V.I. Utilities Subaccount (6/03)...............  2006      1.456          1.780             --
                                                       2005      1.279          1.456             --
                                                       2004      1.063          1.279             --
                                                       2003      1.000          1.063             --

Alger American Fund

  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.133          1.136             --
                                                       2005      1.075          1.133             --
                                                       2004      1.059          1.075             --
                                                       2003      1.000          1.059             --

  Alger American Leveraged AllCap Subaccount (Class
  S) (6/03)..........................................  2006      1.306          1.514             --
                                                       2005      1.174          1.306             --
                                                       2004      1.117          1.174             --
                                                       2003      1.000          1.117             --

Credit Suisse Trust

  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2006      1.995          2.576             --
                                                       2005      1.600          1.995             --
                                                       2004      1.315          1.600             --
                                                       2003      1.000          1.315             --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2006      1.605          1.770             --
                                                       2005      1.418          1.605             --
                                                       2004      1.234          1.418             --
                                                       2003      1.000          1.234             --

Dreyfus Investment Portfolios

  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2006      1.379          1.447             --
                                                       2005      1.299          1.379             --
                                                       2004      1.167          1.299             --
                                                       2003      1.000          1.167             --

Dreyfus Socially Responsible Growth Fund, Inc.

  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2006      1.166          1.238             --
                                                       2005      1.158          1.166             --
                                                       2004      1.121          1.158             --
                                                       2003      1.000          1.121             --

ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


DWS Investments VIT Funds

  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2006      1.004          1.127             --
                                                       2005      1.000          1.004             --

  DWS VIT RREEF Real Estate Securities Subaccount
  (Class B) (6/03)...................................  2006      1.602          2.141             --
                                                       2005      1.477          1.602             --
                                                       2004      1.160          1.477             --
                                                       2003      1.000          1.160             --

DWS Variable Series I

  DWSI Bond Subaccount (Class B) (7/05)..............  2006      0.992          1.009             --
                                                       2005      1.000          0.992             --

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2006      1.231          1.298             --
                                                       2005      1.164          1.231             --
                                                       2004      1.111          1.164             --
                                                       2003      1.000          1.111             --

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2006      1.723          2.047             --
                                                       2005      1.498          1.723             --
                                                       2004      1.249          1.498             --
                                                       2003      1.000          1.249             --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2006      1.238          1.367             --
                                                       2005      1.202          1.238             --
                                                       2004      1.123          1.202             --
                                                       2003      1.000          1.123             --

  DWSI Health Care Subaccount (Class B) (6/03).......  2006      1.253          1.292             --
                                                       2005      1.190          1.253             --
                                                       2004      1.119          1.190             --
                                                       2003      1.000          1.119             --

  DWSI International Subaccount (Class B) (6/03).....  2006      1.507          1.843             --
                                                       2005      1.337          1.507             --
                                                       2004      1.180          1.337             --
                                                       2003      1.000          1.180             --

ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


DWS Variable Series II

  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.186          1.234             --
                                                       2005      1.223          1.186             --
                                                       2004      1.125          1.223             --
                                                       2003      1.000          1.125             --

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.403          1.535             --
                                                       2005      1.272          1.403             --
                                                       2004      1.171          1.272             --
                                                       2003      1.000          1.171             --

  DWSII Balanced Subaccount (Class B) (6/03).........  2006      1.111          1.189             --
                                                       2005      1.098          1.111             --
                                                       2004      1.059          1.098             --
                                                       2003      1.000          1.059             --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2006      1.386          1.555             --
                                                       2005      1.296          1.386             --
                                                       2004      1.151          1.296             --
                                                       2003      1.000          1.151             --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.074          1.138             --
                                                       2005      1.056          1.074             --
                                                       2004      1.000          1.056             --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2006      0.991          1.003             --
                                                       2005      0.999          0.991             --
                                                       2004      0.985          0.999             --
                                                       2003      1.000          0.985             --

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2006      1.333          1.485             --
                                                       2005      1.252          1.333             --
                                                       2004      1.154          1.252             --
                                                       2003      1.000          1.154             --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2006      1.344          1.548             --
                                                       2005      1.282          1.344             --
                                                       2004      1.158          1.282             --
                                                       2003      1.000          1.158             --

ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.622          1.970             --
                                                       2005      1.517          1.622             --
                                                       2004      1.240          1.517             --
                                                       2003      1.000          1.240             --

  DWSII Foreign Value Subaccount (Class B) (3/05)....  2006      1.122          1.336             --
                                                       2005      1.077          1.122             --

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2006      1.564          1.975             --
                                                       2005      1.310          1.564             --
                                                       2004      1.176          1.310             --
                                                       2003      1.000          1.176             --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2006      0.995          1.006             --
                                                       2005      0.999          0.995             --
                                                       2004      0.992          0.999             --
                                                       2003      1.000          0.992             --

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.128          1.239             --
                                                       2005      1.092          1.128             --
                                                       2004      1.000          1.092             --

  DWSII High Income Subaccount (Class B) (6/03)......  2006      1.197          1.284             --
                                                       2005      1.188          1.197             --
                                                       2004      1.088          1.188             --
                                                       2003      1.000          1.088             --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.048          1.060             --
                                                       2005      1.039          1.048             --
                                                       2004      1.000          1.039             --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2006      1.223          1.223             --
                                                       2005      1.209          1.223             --
                                                       2004      1.128          1.209             --
                                                       2003      1.000          1.128             --

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2006      1.537          1.873             --
                                                       2005      1.384          1.537             --
                                                       2004      1.205          1.384             --
                                                       2003      1.000          1.205             --

ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2006      1.314          1.383             --
                                                       2005      1.207          1.314             --
                                                       2004      1.115          1.207             --
                                                       2003      1.000          1.115             --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.262          1.238             --
                                                       2005      1.209          1.262             --
                                                       2004      1.106          1.209             --
                                                       2003      1.000          1.106             --

  DWSII Large Cap Core Subaccount (Class B) (3/05)...  2006      1.140          1.253             --
                                                       2005      1.061          1.140             --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2006      1.225          1.372             --
                                                       2005      1.237          1.225             --
                                                       2004      1.158          1.237             --
                                                       2003      1.000          1.158             --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.239          1.267             --
                                                       2005      1.279          1.239             --
                                                       2004      1.118          1.279             --
                                                       2003      1.000          1.118             --

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2006      1.309          1.410             --
                                                       2005      1.172          1.309             --
                                                       2004      1.161          1.172             --
                                                       2003      1.000          1.161             --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.099          1.188             --
                                                       2005      1.074          1.099             --
                                                       2004      1.000          1.074             --

  DWSII Money Market Subaccount (Class B) (6/03).....  2006      0.964          0.979             --
                                                       2005      0.966          0.964             --
                                                       2004      0.987          0.966             --
                                                       2003      1.000          0.987             --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      1.088          1.102             --
                                                       2005      1.169          1.088             --
                                                       2004      1.189          1.169             --
                                                       2003      1.000          1.189             --

ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2006      1.264          1.291             --
                                                       2005      1.215          1.264             --
                                                       2004      1.128          1.215             --
                                                       2003      1.000          1.128             --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2006      1.028          1.090             --
                                                       2005      1.035          1.028             --
                                                       2004      0.981          1.035             --
                                                       2003      1.000          0.981             --

  DWSII Technology Subaccount (Class B) (6/03).......  2006      1.205          1.179             --
                                                       2005      1.198          1.205             --
                                                       2004      1.211          1.198             --
                                                       2003      1.000          1.211             --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2006      1.412          1.461             --
                                                       2005      1.303          1.412             --
                                                       2004      1.208          1.303             --
                                                       2003      1.000          1.208             --
Metropolitan Series Fund, Inc.

  MSF MFS(R) Total Return Subaccount (Class B)
     (1/70)..........................................  2006      1.000          1.064             --

                                      NOTES



The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.



Number of Units Outstanding at End of Year may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix C for more information on Variable Funding Option name changes, mergers and substitutions.



Effective on or about 04/29/2005, Scudder Variable Series I-21st Century Growth Portfolio merged into Scudder Variable Series II-Scudder Small Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 04/29/2005, Scudder Variable Series II-Scudder Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.



Effective on or about 04/29/2005, Scudder Variable Series II-SVS Eagle Focused Large Cap Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.



Effective on or about 04/29/2005, Scudder Variable Series II-SVS Focused Vale and Growth Portfolio merged into Scudder Variable Series I-Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 09/19/2005, Scudder Variable Series II-SVS Index 500 Portfolio merged into Scudder Investments VIT Funds-Scudder VIT Equity Index 500 Fund and is no longer available as a funding option.



Effective on or about 05/01/2006, The Alger American Fund-Alger American Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.



Effective on or about 09/18/2006, DWS Variable Series II-DWS Dreman Financial Services VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.



Effective on or about 09/18/2006, DWS Variable Series II-DWS Income Allocation VIP merged into DWS Variable Series II-DWS Conservative Allocation VIP and is no longer available as a funding option.



Effective on or about 09/18/2006, DWS Variable Series II-DWS MFS(R) Strategic Value VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.



Effective on or about 12/11/2006, DWS Variable Series II-DWS Janus Growth Opportunities VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.



Effective on or about 12/11/2006, DWS Variable Series II-DWS Legg Mason Aggressive Growth VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.



Effective on or about 12/11/2006, DWS Variable Series II-DWS Mercury Large Cap Core VIP merged into DWS Variable Series I-DWS Growth & Income VIP and is no longer available as a funding option.



Effective on or about 12/11/2006, DWS Variable Series II-DWS Oak Strategic Equity VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.



Effective on or about 12/11/2006, DWS Variable Series II-DWS Templeton Foreign Value VIP merged into DWS Variable Series I-DWS International VIP and is no longer available as a funding option.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------



  METLIFE LIFE AND ANNUITY COMPANY OF CT VARIABLE ANNUITY SEPARATE ACCOUNT 2002


                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the *minimum* Separate Account Charge available under the contract. The second table provides the AUV information for the *maximum* Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.70%





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AIM Variable Insurance Funds

  AIM V.I. Utilities Subaccount (9/03).............  2006        1.490            1.838             12,377
                                                     2005        1.297            1.490              3,598
                                                     2004        1.068            1.297             94,811
                                                     2003        1.000            1.068                 --

Alger American Fund

  Alger American Balanced Subaccount (Class S)
  (7/03)...........................................  2006        1.160            1.166                 --
                                                     2005        1.091            1.160             58,749
                                                     2004        1.064            1.091             85,199
                                                     2003        1.000            1.064             31,739

  Alger American Leveraged AllCap Subaccount (Class
  S) (9/03)........................................  2006        1.337            1.563             39,716
                                                     2005        1.191            1.337             40,201
                                                     2004        1.123            1.191             35,593
                                                     2003        1.000            1.123             28,086

Credit Suisse Trust

  Credit Suisse Trust Emerging Markets Subaccount
  (9/03)...........................................  2006        2.041            2.660             32,265
                                                     2005        1.623            2.041             37,960
                                                     2004        1.321            1.623             50,211
                                                     2003        1.000            1.321              8,699

  Credit Suisse Trust Global Small Cap Subaccount
  (11/03)..........................................  2006        1.642            1.828                 --
                                                     2005        1.438            1.642                 --
                                                     2004        1.240            1.438                 --
                                                     2003        1.000            1.240                 --

ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Dreyfus Investment Portfolios

  Dreyfus MidCap Stock Subaccount (Service Shares)
  (7/03)...........................................  2006        1.411            1.494             57,078
                                                     2005        1.318            1.411             61,297
                                                     2004        1.173            1.318             89,205
                                                     2003        1.000            1.173             18,930

Dreyfus Socially Responsible Growth Fund, Inc.

  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (12/03).........................  2006        1.193            1.278                 --
                                                     2005        1.174            1.193                 --
                                                     2004        1.127            1.174                 --
                                                     2003        1.000            1.127                 --

DWS Investments VIT Funds

  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05)...........................................  2006        1.007            1.140             29,257
                                                     2005        1.000            1.007             54,226

  DWS VIT RREEF Real Estate Securities Subaccount
  (Class B) (7/03).................................  2006        1.640            2.211            106,715
                                                     2005        1.498            1.640            108,941
                                                     2004        1.165            1.498            160,129
                                                     2003        1.000            1.165             24,895

DWS Variable Series I

  DWSI Bond Subaccount (Class B) (1/70)............  2006        0.996            1.022                 --
                                                     2005        1.000            0.996                 --

  DWSI Capital Growth Subaccount (Class B) (7/03)..  2006        1.260            1.340            148,238
                                                     2005        1.181            1.260            106,453
                                                     2004        1.117            1.181             69,503
                                                     2003        1.000            1.117             43,222

  DWSI Global Opportunities Subaccount (Class B)
  (7/03)...........................................  2006        1.764            2.113             71,666
                                                     2005        1.519            1.764             84,628
                                                     2004        1.255            1.519             32,968
                                                     2003        1.000            1.255                 --

  DWSI Growth & Income Subaccount (Class B)
  (8/03)...........................................  2006        1.267            1.411             33,808
                                                     2005        1.219            1.267             37,703
                                                     2004        1.129            1.219             41,930
                                                     2003        1.000            1.129              8,395

ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  DWSI Health Care Subaccount (Class B) (7/03).....  2006        1.282            1.334             42,575
                                                     2005        1.207            1.282             44,953
                                                     2004        1.125            1.207             50,381
                                                     2003        1.000            1.125                979

  DWSI International Subaccount (Class B) (7/03)...  2006        1.543            1.902             62,053
                                                     2005        1.356            1.543             59,640
                                                     2004        1.186            1.356             65,534
                                                     2003        1.000            1.186              9,693

DWS Variable Series II

  DWSII Dreman Financial Services Subaccount (Class
  B) (9/03)........................................  2006        1.213            1.270                 --
                                                     2005        1.240            1.213             63,695
                                                     2004        1.131            1.240             74,749
                                                     2003        1.000            1.131                980

  DWSII All Cap Growth Subaccount (Class B)
  (9/03)...........................................  2006        1.436            1.584                 --
                                                     2005        1.290            1.436              1,989
                                                     2004        1.177            1.290              1,931
                                                     2003        1.000            1.177              1,830

  DWSII Balanced Subaccount (Class B) (7/03).......  2006        1.137            1.228             32,419
                                                     2005        1.113            1.137             40,371
                                                     2004        1.065            1.113             44,382
                                                     2003        1.000            1.065             21,045

  DWSII Blue Chip Subaccount (Class B) (7/03)......  2006        1.418            1.606            124,416
                                                     2005        1.315            1.418            146,995
                                                     2004        1.157            1.315             84,360
                                                     2003        1.000            1.157             43,123

  DWSII Conservative Allocation Subaccount (Class
  B) (10/04).......................................  2006        1.087            1.163            160,594
                                                     2005        1.059            1.087            177,563
                                                     2004        1.021            1.059             53,007

  DWSII Core Fixed Income Subaccount (Class B)
  (7/03)...........................................  2006        1.014            1.036            261,284
                                                     2005        1.013            1.014            309,909
                                                     2004        0.990            1.013            381,073
                                                     2003        1.000            0.990            201,066

ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  DWSII Davis Venture Value Subaccount (Class B)
  (7/03)...........................................  2006        1.364            1.533            193,847
                                                     2005        1.270            1.364            187,198
                                                     2004        1.160            1.270            115,984
                                                     2003        1.000            1.160             33,080

  DWSII Dreman High Return Equity Subaccount (Class
  B) (7/03)........................................  2006        1.375            1.598            439,725
                                                     2005        1.301            1.375            409,130
                                                     2004        1.164            1.301            325,736
                                                     2003        1.000            1.164            154,871

  DWSII Dreman Small Mid Cap Value Subaccount
  (Class B) (7/03).................................  2006        1.660            2.034            211,426
                                                     2005        1.538            1.660            219,940
                                                     2004        1.246            1.538            212,641
                                                     2003        1.000            1.246             75,127

  DWSII Foreign Value Subaccount (Class B)
  (11/04)..........................................  2006        1.133            1.361                 --
                                                     2005        1.054            1.133              3,252
                                                     2004        1.000            1.054              1,000

  DWSII Global Thematic Subaccount (Class B)
  (8/03)...........................................  2006        1.600            2.040             20,333
                                                     2005        1.328            1.600             25,135
                                                     2004        1.182            1.328             18,735
                                                     2003        1.000            1.182                 --

  DWSII Government & Agency Securities Subaccount
  (Class B) (7/03).................................  2006        1.018            1.039            169,277
                                                     2005        1.013            1.018            176,925
                                                     2004        0.997            1.013            183,439
                                                     2003        1.000            0.997            127,781

  DWSII Growth Allocation Subaccount (Class B)
  (10/04)..........................................  2006        1.142            1.265             12,769
                                                     2005        1.096            1.142             13,024
                                                     2004        1.033            1.096             13,315

  DWSII High Income Subaccount (Class B) (7/03)....  2006        1.225            1.326            365,213
                                                     2005        1.205            1.225            372,453
                                                     2004        1.093            1.205            636,604
                                                     2003        1.000            1.093          1,510,883

  DWSII Income Allocation Subaccount (Class B)
  (10/04)..........................................  2006        1.061            1.080                 --
                                                     2005        1.042            1.061             13,816
                                                     2004        1.018            1.042             13,511

ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  DWSII Index 500 Subaccount (Class B) (10/03).....  2006        1.248            1.248                 --
                                                     2005        1.226            1.248                 --
                                                     2004        1.134            1.226             63,446
                                                     2003        1.000            1.134             20,870

  DWSII International Select Equity Subaccount
  (Class B) (7/03).................................  2006        1.573            1.934             91,050
                                                     2005        1.403            1.573            103,087
                                                     2004        1.211            1.403             97,924
                                                     2003        1.000            1.211             70,201

  DWSII Janus Growth & Income Subaccount (Class B)
  (7/03)...........................................  2006        1.345            1.428             54,276
                                                     2005        1.224            1.345             51,788
                                                     2004        1.121            1.224             34,614
                                                     2003        1.000            1.121             25,012

  DWSII Janus Growth Opportunities Subaccount
  (Class B) (10/03)................................  2006        1.292            1.277                 --
                                                     2005        1.226            1.292             22,096
                                                     2004        1.112            1.226                 --
                                                     2003        1.000            1.112                 --

  DWSII Large Cap Core Subaccount (Class B)
  (11/04)..........................................  2006        1.151            1.276                 --
                                                     2005        1.037            1.151                 --
                                                     2004        1.000            1.037              1,000

  DWSII Large Cap Value Subaccount (Class B)
  (7/03)...........................................  2006        1.253            1.417            142,104
                                                     2005        1.255            1.253            152,247
                                                     2004        1.164            1.255            200,685
                                                     2003        1.000            1.164             26,676

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (7/03)...........................................  2006        1.267            1.305                 --
                                                     2005        1.297            1.267             21,301
                                                     2004        1.124            1.297             21,665
                                                     2003        1.000            1.124              3,423

  DWSII Mid Cap Growth Subaccount (Class B)
  (7/03)...........................................  2006        1.339            1.456              4,760
                                                     2005        1.188            1.339              4,613
                                                     2004        1.166            1.188              5,292
                                                     2003        1.000            1.166              5,251

  DWSII Moderate Allocation Subaccount (Class B)
  (9/04)...........................................  2006        1.113            1.214             13,198
                                                     2005        1.077            1.113             13,310
                                                     2004        1.020            1.077             13,392

ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)



                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  DWSII Money Market Subaccount (Class B) (7/03)...  2006        0.987            1.011         11,538,803
                                                     2005        0.980            0.987         12,145,122
                                                     2004        0.992            0.980         11,905,182
                                                     2003        1.000            0.992         12,034,682

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03)...........................................  2006        1.113            1.137                 --
                                                     2005        1.185            1.113             86,474
                                                     2004        1.195            1.185             93,406
                                                     2003        1.000            1.195              7,067

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03)...........................................  2006        1.293            1.333             27,060
                                                     2005        1.233            1.293             30,796
                                                     2004        1.134            1.233             26,687
                                                     2003        1.000            1.134             96,300

  DWSII Strategic Income Subaccount (Class B)
  (7/03)...........................................  2006        1.052            1.125             44,001
                                                     2005        1.050            1.052             68,395
                                                     2004        0.986            1.050             75,038
                                                     2003        1.000            0.986             13,436

  DWSII Technology Subaccount (Class B) (7/03).....  2006        1.233            1.218            103,347
                                                     2005        1.215            1.233            102,153
                                                     2004        1.217            1.215             62,184
                                                     2003        1.000            1.217             73,874

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03)...........................................  2006        1.445            1.509             92,984
                                                     2005        1.321            1.445             96,725
                                                     2004        1.214            1.321             89,683
                                                     2003        1.000            1.214             19,703

Metropolitan Series Fund, Inc.

  MSF MFS(R) Total Return Subaccount (Class B)
  (1/70)...........................................  2006        1.000            1.071             67,803

ACCUMULATION UNIT VALUES (IN DOLLARS)



                         SEPARATE ACCOUNT CHARGES 2.60%





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AIM Variable Insurance Funds

  AIM V.I. Utilities Subaccount (9/03).............  2006        1.456            1.780             --
                                                     2005        1.279            1.456             --
                                                     2004        1.063            1.279             --
                                                     2003        0.974            1.063             --

Alger American Fund

  Alger American Balanced Subaccount (Class S)
  (7/03)...........................................  2006        1.133            1.136             --
                                                     2005        1.075            1.133             --
                                                     2004        1.059            1.075             --
                                                     2003        1.010            1.059             --

  Alger American Leveraged AllCap Subaccount (Class
  S) (9/03)........................................  2006        1.306            1.514             --
                                                     2005        1.174            1.306             --
                                                     2004        1.117            1.174             --
                                                     2003        1.069            1.117             --

Credit Suisse Trust

  Credit Suisse Trust Emerging Markets Subaccount
  (9/03)...........................................  2006        1.995            2.576             --
                                                     2005        1.600            1.995             --
                                                     2004        1.315            1.600             --
                                                     2003        1.187            1.315             --

  Credit Suisse Trust Global Small Cap Subaccount
  (11/03)..........................................  2006        1.605            1.770             --
                                                     2005        1.418            1.605             --
                                                     2004        1.234            1.418             --
                                                     2003        1.157            1.234             --

Dreyfus Investment Portfolios

  Dreyfus MidCap Stock Subaccount (Service Shares)
  (7/03)...........................................  2006        1.379            1.447             --
                                                     2005        1.299            1.379             --
                                                     2004        1.167            1.299             --
                                                     2003        1.045            1.167             --

Dreyfus Socially Responsible Growth Fund, Inc.

  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (12/03).........................  2006        1.166            1.238             --
                                                     2005        1.158            1.166             --
                                                     2004        1.121            1.158             --
                                                     2003        1.100            1.121             --

ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


DWS Investments VIT Funds

  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05)...........................................  2006        1.004            1.127             --
                                                     2005        1.000            1.004             --

  DWS VIT RREEF Real Estate Securities Subaccount
  (Class B) (7/03).................................  2006        1.602            2.141             --
                                                     2005        1.477            1.602             --
                                                     2004        1.160            1.477             --
                                                     2003        1.013            1.160             --

DWS Variable Series I

  DWSI Bond Subaccount (Class B) (1/70)............  2006        0.992            1.009             --
                                                     2005        1.000            0.992             --

  DWSI Capital Growth Subaccount (Class B) (7/03)..  2006        1.231            1.298             --
                                                     2005        1.164            1.231             --
                                                     2004        1.111            1.164             --
                                                     2003        1.014            1.111             --

  DWSI Global Opportunities Subaccount (Class B)
  (7/03)...........................................  2006        1.723            2.047             --
                                                     2005        1.498            1.723             --
                                                     2004        1.249            1.498             --
                                                     2003        1.023            1.249             --

  DWSI Growth & Income Subaccount (Class B)
  (8/03)...........................................  2006        1.238            1.367             --
                                                     2005        1.202            1.238             --
                                                     2004        1.123            1.202             --
                                                     2003        1.017            1.123             --

  DWSI Health Care Subaccount (Class B) (7/03).....  2006        1.253            1.292             --
                                                     2005        1.190            1.253             --
                                                     2004        1.119            1.190             --
                                                     2003        1.016            1.119             --

  DWSI International Subaccount (Class B) (7/03)...  2006        1.507            1.843             --
                                                     2005        1.337            1.507             --
                                                     2004        1.180            1.337             --
                                                     2003        0.988            1.180             --

ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


DWS Variable Series II

  DWSII Dreman Financial Services Subaccount (Class
  B) (9/03)........................................  2006        1.186            1.234             --
                                                     2005        1.223            1.186             --
                                                     2004        1.125            1.223             --
                                                     2003        1.025            1.125             --

  DWSII All Cap Growth Subaccount (Class B)
  (9/03)...........................................  2006        1.403            1.535             --
                                                     2005        1.272            1.403             --
                                                     2004        1.171            1.272             --
                                                     2003        1.070            1.171             --

  DWSII Balanced Subaccount (Class B) (7/03).......  2006        1.111            1.189             --
                                                     2005        1.098            1.111             --
                                                     2004        1.059            1.098             --
                                                     2003        0.997            1.059             --

  DWSII Blue Chip Subaccount (Class B) (7/03)......  2006        1.386            1.555             --
                                                     2005        1.296            1.386             --
                                                     2004        1.151            1.296             --
                                                     2003        1.014            1.151             --

  DWSII Conservative Allocation Subaccount (Class
  B) (10/04).......................................  2006        1.074            1.138             --
                                                     2005        1.056            1.074             --
                                                     2004        1.019            1.056             --

  DWSII Core Fixed Income Subaccount (Class B)
  (7/03)...........................................  2006        0.991            1.003             --
                                                     2005        0.999            0.991             --
                                                     2004        0.985            0.999             --
                                                     2003        0.993            0.985             --

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03)...........................................  2006        1.333            1.485             --
                                                     2005        1.252            1.333             --
                                                     2004        1.154            1.252             --
                                                     2003        1.004            1.154             --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (7/03)........................................  2006        1.344            1.548             --
                                                     2005        1.282            1.344             --
                                                     2004        1.158            1.282             --
                                                     2003        1.031            1.158             --

ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  DWSII Dreman Small Mid Cap Value Subaccount
  (Class B) (7/03).................................  2006        1.622            1.970             --
                                                     2005        1.517            1.622             --
                                                     2004        1.240            1.517             --
                                                     2003        1.038            1.240             --

  DWSII Foreign Value Subaccount (Class B)
  (11/04)..........................................  2006        1.122            1.336             --
                                                     2005        1.053            1.122             --
                                                     2004        1.000            1.053             --

  DWSII Global Thematic Subaccount (Class B)
  (8/03)...........................................  2006        1.564            1.975             --
                                                     2005        1.310            1.564             --
                                                     2004        1.176            1.310             --
                                                     2003        1.030            1.176             --

  DWSII Government & Agency Securities Subaccount
  (Class B) (7/03).................................  2006        0.995            1.006             --
                                                     2005        0.999            0.995             --
                                                     2004        0.992            0.999             --
                                                     2003        0.997            0.992             --

  DWSII Growth Allocation Subaccount (Class B)
  (10/04)..........................................  2006        1.128            1.239             --
                                                     2005        1.092            1.128             --
                                                     2004        1.031            1.092             --

  DWSII High Income Subaccount (Class B) (7/03)....  2006        1.197            1.284             --
                                                     2005        1.188            1.197             --
                                                     2004        1.088            1.188             --
                                                     2003        1.010            1.088             --

  DWSII Income Allocation Subaccount (Class B)
  (10/04)..........................................  2006        1.048            1.060             --
                                                     2005        1.039            1.048             --
                                                     2004        1.016            1.039             --

  DWSII Index 500 Subaccount (Class B) (10/03).....  2006        1.223            1.223             --
                                                     2005        1.209            1.223             --
                                                     2004        1.128            1.209             --
                                                     2003        1.059            1.128             --

  DWSII International Select Equity Subaccount
  (Class B) (7/03).................................  2006        1.537            1.873             --
                                                     2005        1.384            1.537             --
                                                     2004        1.205            1.384             --
                                                     2003        0.994            1.205             --

ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  DWSII Janus Growth & Income Subaccount (Class B)
  (7/03)...........................................  2006        1.314            1.383             --
                                                     2005        1.207            1.314             --
                                                     2004        1.115            1.207             --
                                                     2003        1.001            1.115             --

  DWSII Janus Growth Opportunities Subaccount
  (Class B) (10/03)................................  2006        1.262            1.238             --
                                                     2005        1.209            1.262             --
                                                     2004        1.106            1.209             --
                                                     2003        1.058            1.106             --

  DWSII Large Cap Core Subaccount (Class B)
  (11/04)..........................................  2006        1.140            1.253             --
                                                     2005        1.036            1.140             --
                                                     2004        1.000            1.036             --

  DWSII Large Cap Value Subaccount (Class B)
  (7/03)...........................................  2006        1.225            1.372             --
                                                     2005        1.237            1.225             --
                                                     2004        1.158            1.237             --
                                                     2003        1.013            1.158             --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (7/03)...........................................  2006        1.239            1.267             --
                                                     2005        1.279            1.239             --
                                                     2004        1.118            1.279             --
                                                     2003        1.024            1.118             --

  DWSII Mid Cap Growth Subaccount (Class B)
  (7/03)...........................................  2006        1.309            1.410             --
                                                     2005        1.172            1.309             --
                                                     2004        1.161            1.172             --
                                                     2003        1.033            1.161             --

  DWSII Moderate Allocation Subaccount (Class B)
  (9/04)...........................................  2006        1.099            1.188             --
                                                     2005        1.074            1.099             --
                                                     2004        1.019            1.074             --

  DWSII Money Market Subaccount (Class B) (7/03)...  2006        0.964            0.979             --
                                                     2005        0.966            0.964             --
                                                     2004        0.987            0.966             --
                                                     2003        0.997            0.987             --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03)...........................................  2006        1.088            1.102             --
                                                     2005        1.169            1.088             --
                                                     2004        1.189            1.169             --
                                                     2003        1.008            1.189             --

ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)



                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  DWSII Small Cap Growth Subaccount (Class B)
  (7/03)...........................................  2006        1.264            1.291             --
                                                     2005        1.215            1.264             --
                                                     2004        1.128            1.215             --
                                                     2003        1.015            1.128             --

  DWSII Strategic Income Subaccount (Class B)
  (7/03)...........................................  2006        1.028            1.090             --
                                                     2005        1.035            1.028             --
                                                     2004        0.981            1.035             --
                                                     2003        0.984            0.981             --

  DWSII Technology Subaccount (Class B) (7/03).....  2006        1.205            1.179             --
                                                     2005        1.198            1.205             --
                                                     2004        1.211            1.198             --
                                                     2003        1.007            1.211             --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03)...........................................  2006        1.412            1.461             --
                                                     2005        1.303            1.412             --
                                                     2004        1.208            1.303             --
                                                     2003        1.026            1.208             --

Metropolitan Series Fund, Inc.

  MSF MFS(R) Total Return Subaccount (Class B)
  (1/70)...........................................  2006        1.000            1.064             --

                                      NOTES



The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.



Number of Units Outstanding at End of Year may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix C for more information on Variable Funding Option name changes, mergers and substitutions.



Effective on or about 04/29/2005, Scudder Variable Series I-21st Century Growth Portfolio merged into Scudder Variable Series II-Scudder Small Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 04/29/2005, Scudder Variable Series II-Scudder Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.



Effective on or about 04/29/2005, Scudder Variable Series II-SVS Eagle Focused Large Cap Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.



Effective on or about 04/29/2005, Scudder Variable Series II-SVS Focused Vale and Growth Portfolio merged into Scudder Variable Series I-Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 09/19/2005, Scudder Variable Series II-SVS Index 500 Portfolio merged into Scudder Investments VIT Funds-Scudder VIT Equity Index 500 Fund and is no longer available as a funding option.



Effective on or about 05/01/2006, The Alger American Fund-Alger American Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.



Effective on or about 09/18/2006, DWS Variable Series II-DWS Dreman Financial Services VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.



Effective on or about 09/18/2006, DWS Variable Series II-DWS Income Allocation VIP merged into DWS Variable Series II-DWS Conservative Allocation VIP and is no longer available as a funding option.



Effective on or about 09/18/2006, DWS Variable Series II-DWS MFS(R) Strategic Value VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.



Effective on or about 12/11/2006, DWS Variable Series II-DWS Janus Growth Opportunities VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.



Effective on or about 12/11/2006, DWS Variable Series II-DWS Legg Mason Aggressive Growth VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.



Effective on or about 12/11/2006, DWS Variable Series II-DWS Mercury Large Cap Core VIP merged into DWS Variable Series I-DWS Growth & Income VIP and is no longer available as a funding option.



Effective on or about 12/11/2006, DWS Variable Series II-DWS Oak Strategic Equity VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.



Effective on or about 12/11/2006, DWS Variable Series II-DWS Templeton Foreign Value VIP merged into DWS Variable Series I-DWS International VIP and is no longer available as a funding option.

                                   APPENDIX C

--------------------------------------------------------------------------------




ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS



Certain Underlying Funds were subject to a merger, substitution or other change. The chart below identifies the former name and new name of each Underlying Fund and, where applicable, the former name and new name of the trust of which the Underlying Fund is part.



UNDERLYING FUND MERGERS/REORGANIZATIONS


The former Underlying Funds were merged with and into the new Underlying Funds.




            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------


DWS VARIABLE SERIES II -- CLASS B              DWS VARIABLE SERIES II -- CLASS B
  DWS Income Allocation VIP                      DWS Conservative Allocation VIP
  DWS Dreman Financial Services VIP              DWS Dreman High Return Equity VIP
  DWS MFS(R) Strategic Value VIP                 DWS Dreman High Return Equity VIP
DWS VARIABLE SERIES II -- CLASS B              DWS VARIABLE SERIES I -- CLASS B
  DWS Janus Growth Opportunities VIP             DWS Capital Growth VIP
  DWS Legg Mason Aggressive Growth VIP           DWS Capital Growth VIP
  DWS Mercury Large Cap Core VIP                 DWS Growth & Income VIP
  DWS Oak Strategic Equity VIP                   DWS Capital Growth VIP
  DWS Templeton Foreign Value VIP                DWS International VIP




UNDERLYING FUND SUBSTITUTIONS


The following new Underlying Funds were substituted for the former Underlying Funds.




            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------


CREDIT SUISSE TRUST                            MET INVESTORS SERIES TRUST
  Credit Suisse Trust Emerging Markets           MFS(R) Emerging Markets Equity Portfolio
     Portfolio




NOTE: IN ADDITION TO THE SUBSTITUTION INDICATED IN THE TABLE ABOVE, WE INTEND TO SUBSTITUTE PORTFOLIOS OF MET INVESTORS SERIES TRUST AND METROPOLITAN SERIES FUND, INC. FOR CERTAIN PORTFOLIOS OF DWS INVESTMENTS VIT FUNDS, DWS VARIABLE SERIES I AND DWS VARIABLE SERIES II (SEE TABLE BELOW) ONCE WE RECEIVE NECESSARY REGULATORY APPROVALS AND CONSENT FROM DWS INVESTMENTS.



We have filed an application with the Securities and Exchange Commission ("SEC") requesting an order to allow us to remove certain variable funding options ("Existing Funds") and substitute new options ("Replacement Funds") as shown below. Each Replacement Fund is a Portfolio of Met Investors Series Trust or Metropolitan Series Fund, Inc. Each Replacement Fund will be added as a funding option on or before the date of the substitution. Also, to the extent required by law, approval of the proposed substitutions is being obtained from the state insurance regulators in certain jurisdictions.



We believe that the proposed substitutions are in the best interest of Contract Owners. Each Replacement Fund will have at least similar investment objectives and policies as the corresponding Existing Fund. We will bear all expenses related to the substitutions, and they will have no tax consequences for you. We anticipate that, upon receipt of the necessary approvals, the proposed substitutions will occur in 2008.



UNDERLYING FUND SUBSTITUTIONS


The following new Underlying Funds will be substituted for the former Underlying Funds.




            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------


DWS INVESTMENTS VIT FUNDS                      METROPOLITAN SERIES FUND, INC.
  DWS Equity 500 Index VIP -- Class B2           MetLife Stock Index Portfolio -- Class B
DWS INVESTMENTS VIT FUNDS                      MET INVESTORS SERIES TRUST
  DWS RREEF Real Estate Securities               Neuberger Berman Real Estate
     VIP -- Class B                                 Portfolio -- Class B

            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------

DWS VARIABLE SERIES I                          METROPOLITAN SERIES FUND, INC.
  DWS Bond VIP -- Class B                        BlackRock Bond Income Portfolio -- Class B
DWS VARIABLE SERIES I                          MET INVESTORS SERIES TRUST
  DWS Growth & Income VIP -- Class B             Lord Abbett Growth and Income
                                                    Portfolio -- Class B
DWS VARIABLE SERIES I                          MET INVESTORS SERIES TRUST
  DWS International VIP -- Class B               MFS Research International
                                                    Portfolio -- Class B
DWS VARIABLE SERIES II                         METROPOLITAN SERIES FUND, INC.
  DWS Money Market VIP -- Class B                BlackRock Money Market Portfolio -- Class B
DWS VARIABLE SERIES II                         METROPOLITAN SERIES FUND, INC.
  DWS Balanced VIP -- Class B                    BlackRock Diversified Portfolio -- Class B
DWS VARIABLE SERIES II                         METROPOLITAN SERIES FUND, INC.
  DWS Blue Chip VIP -- Class B                   FI Value Leaders Portfolio -- Class B
DWS VARIABLE SERIES II                         METROPOLITAN SERIES FUND, INC.
  DWS Core Fixed Income VIP -- Class B           BlackRock Bond Income Portfolio -- Class B
DWS VARIABLE SERIES II                         METROPOLITAN SERIES FUND, INC.
  DWS Davis Venture Value VIP -- Class B         Davis Venture Value Portfolio -- Class B
DWS VARIABLE SERIES II                         METROPOLITAN SERIES FUND, INC.
  DWS Dreman High Return Equity VIP -- Class     BlackRock Large Cap Value
     B                                              Portfolio -- Class B
DWS VARIABLE SERIES II                         MET INVESTORS SERIES TRUST
  DWS High Income VIP -- Class B                 BlackRock High Yield Portfolio -- Class B
DWS VARIABLE SERIES II                         MET INVESTORS SERIES TRUST
  DWS International Select Equity                MFS Research International
     VIP -- Class B                                 Portfolio -- Class B
DWS VARIABLE SERIES II                         METROPOLITAN SERIES FUND, INC.
  DWS Janus Growth & Income VIP -- Class B       T. Rowe Price Large Cap Growth
                                                    Portfolio -- Class B
DWS VARIABLE SERIES II                         MET INVESTORS SERIES TRUST
  DWS Large Cap Value VIP -- Class B             MFS Value Portfolio -- Class E
DWS VARIABLE SERIES II                         MET INVESTORS SERIES TRUST
  DWS Mid Cap Growth VIP -- Class B              T. Rowe Price Mid-Cap Growth
                                                    Portfolio -- Class B
DWS VARIABLE SERIES II                         METROPOLITAN SERIES FUND, INC.
  DWS Small Cap Growth VIP -- Class B            T. Rowe Price Small Cap Growth
                                                    Portfolio -- Class B
DWS VARIABLE SERIES II                         MET INVESTORS SERIES TRUST
  DWS Strategic Income VIP -- Class B            Pioneer Strategic Income Portfolio -- Class
                                                    E
DWS VARIABLE SERIES II                         MET INVESTORS SERIES TRUST
  DWS Turner Mid Cap Growth VIP -- Class B       Turner Mid-Cap Growth Portfolio -- Class B




Please note that:



     - No action is required on your part at this time. You will not need to file a new election or take any immediate action if the SEC approves the substitutions.



     - The elections you have on file for allocating your Contract Value and Purchase Payments will be redirected to the Replacement Funds unless you change your elections and transfer your Contract Value before the substitutions take place.



     - You may transfer amounts in your Contract among the Variable Funding Options and the fixed option as usual. The substitutions will not be treated as transfers for purposes of the transfer provisions of your Contract, subject to the Company's restrictions on transfers to prevent or limit "market timing" and excessive trading activities by Contract Owners or agents of Contract Owners.



     - If you make one transfer from one of the above Existing Funds before the substitution, or from the Replacement Fund after the substitution, any transfer charge that might otherwise be imposed will be waived from the date of this Notice through the date that is 30 days after the substitution.

     - On the effective date of the substitutions, your Contract Value in the Variable Funding Options will be the same as before the substitutions. However, the number of units you receive in the Replacement Funds will be different from the number of units in your Existing Funds, due to the difference in unit values.



     -    There will be no tax consequences to you.



Following the substitutions, we will send you a prospectus for Met Investors Series Trust and/or Metropolitan Series Fund, Inc., as well as notice of the actual date of the substitutions and confirmation of the transfers.

                                   APPENDIX D

--------------------------------------------------------------------------------


               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:


                     The Insurance Company
                     Principal Underwriter
                     Distribution and Principal Underwriting Agreement Valuation of Assets
                     Federal Tax Considerations
                     Independent Registered Public Accounting Firm

                     Condensed Financial Information

                     Financial Statements

--------------------------------------------------------------------------------


Copies of the Statement of Additional Information dated April 30, 2007 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut/MetLife Life and Annuity Company of Connecticut, One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-67-68-77-89, and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-67-68-77-89.


Name: -------------------------------------------------

Address: ----------------------------------------------

CHECK BOX:

[ ] MIC-Book-67-68-77-89

[ ] MLAC-Book-67-68-77-89

          SCUDDER ADVOCATE ADVISOR -- ST1 VARIABLE ANNUITY PROSPECTUS:

 METLIFE INSURANCE COMPANY OF CONNECTICUT VARIABLE ANNUITY SEPARATE ACCOUNT 2002
    METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT VARIABLE ANNUITY SEPARATE
                                  ACCOUNT 2002


This prospectus describes SCUDDER ADVOCATE ADVISOR-ST1 VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."



You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options as of April 30, 2007 are:








DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.     DWS Davis Venture Value VIP
  --                                               DWS Dreman High Return Equity VIP
  SERVICE SHARES                                   DWS Dreman Small Mid Cap Value VIP
  AIM VARIABLE INSURANCE FUNDS -- SERIES I         DWS Global Thematic VIP
  AIM V.I. Utilities Fund                          DWS Government & Agency Securities VIP
CREDIT SUISSE TRUST                                DWS Growth Allocation VIP
  Credit Suisse Trust Global Small Cap             DWS High Income VIP
     Portfolio                                     DWS International Select Equity VIP
DREYFUS INVESTMENT PORTFOLIO -- SERVICE SHARES     DWS Janus Growth & Income VIP
  Dreyfus MidCap Stock Portfolio                   DWS Large Cap Value VIP
DWS INVESTMENTS VIT FUNDS                          DWS Mid Cap Growth VIP
  DWS Equity 500 Index VIP -- Class B2             DWS Moderate Allocation VIP
  DWS RREEF Real Estate Securities                 DWS Money Market VIP
     VIP -- Class B                                DWS Small Cap Growth VIP
DWS VARIABLE SERIES I -- CLASS B                   DWS Strategic Income VIP
  DWS Bond VIP                                     DWS Technology VIP
  DWS Capital Growth VIP                           DWS Turner Mid Cap Growth VIP
  DWS Global Opportunities VIP                   MET INVESTORS SERIES TRUST -- CLASS A
  DWS Growth & Income VIP                          MFS(R) Emerging Markets Equity Portfolio
  DWS Health Care VIP                            METROPOLITAN SERIES FUND, INC. -- CLASS B
  DWS International VIP                            MFS(R) Total Return Portfolio
DWS VARIABLE SERIES II -- CLASS B                THE ALGER AMERICAN FUND -- CLASS S
  DWS Balanced VIP                                 Alger American Leveraged AllCap Portfolio
  DWS Blue Chip VIP
  DWS Conservative Allocation VIP
  DWS Core Fixed Income VIP





-------


Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix C -- Additional Information Regarding Underlying Funds" for more information.





The Contract is no longer offered to new purchasers.



This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 30, 2007. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415, call 1-866-376-0389 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                         PROSPECTUS DATED APRIL 30, 2007

                                TABLE OF CONTENTS





Glossary................................      3
Summary.................................      4
Fee Table...............................      7
Condensed Financial Information.........     10
The Annuity Contract....................     11
  Contract Owner Inquiries..............     11
  Purchase Payments.....................     11
  Accumulation Units....................     12
  The Variable Funding Options..........     12
Charges and Deductions..................     16
  General...............................     16
  Transfer Charge.......................     17
  Administrative Charges................     17
  Mortality and Expense Risk Charge.....     17
  Enhanced Stepped-Up Provision Charge..     18
  Guaranteed Minimum Withdrawal Benefit
     Charge.............................     18
  Variable Funding Option Expenses......     18
  Premium Tax...........................     18
  Changes in Taxes Based upon Premium or
     Value..............................     18
Transfers...............................     18
  Market Timing/Excessive Trading.......     18
  Dollar Cost Averaging.................     20
Access to Your Money....................     20
  Systematic Withdrawals................     21
Ownership Provisions....................     21
  Types of Ownership....................     21
     Contract Owner.....................     21
     Beneficiary........................     22
     Annuitant..........................     22
Death Benefit...........................     22
  Death Proceeds before the Maturity
     Date...............................     23
  Enhanced Stepped-Up Provision.........     24
  Payment of Proceeds...................     25
  Spousal Contract Continuance..........     27
  Beneficiary Contract Continuance......     27
  Death Proceeds after the Maturity
     Date...............................     27
Living Benefits.........................     28
  Guaranteed Minimum Withdrawal
     Benefit............................     28
The Annuity Period......................     33
  Maturity Date.........................     33
  Allocation of Annuity.................     33
  Variable Annuity......................     34
  Fixed Annuity.........................     34
Payment Options.........................     34
  Election of Options...................     34
  Annuity Options.......................     35
  Variable Liquidity Benefit............     35
Miscellaneous Contract Provisions.......     35
  Right to Return.......................     35
  Termination...........................     36
  Required Reports......................     36
  Suspension of Payments................     36
The Separate Accounts...................     36
  Performance Information...............     37
Federal Tax Considerations..............     37
  General Taxation of Annuities.........     37
  Types of Contracts: Qualified and Non-
     qualified..........................     38
  Qualified Annuity Contracts...........     38
     Taxation of Qualified Annuity
       Contracts........................     39
     Mandatory Distributions for
       Qualified Plans..................     39
  Individual Retirement Annuities.......     39
  Roth IRAs.............................     40
  TSAs (ERISA and non-ERISA)............     40
  Non-qualified Annuity Contracts.......     42
     Diversification Requirements for
       Variable Annuities...............     43
     Ownership of the Investments.......     43
     Taxation of Death Benefit
       Proceeds.........................     44
  Other Tax Considerations..............     44
     Treatment of Charges for Optional
       Death Benefits...................     44
     Puerto Rico Tax Considerations.....     44
     Non-Resident Aliens................     45
     Tax Credits and Deductions.........     45
Other Information.......................     45
  The Insurance Companies...............     45
  Financial Statements..................     45
  Distribution of Variable Annuity
     Contracts..........................     45
  Conformity with State and Federal
     Laws...............................     47
  Voting Rights.........................     47
  Restrictions on Financial
     Transactions.......................     47
  Legal Proceedings.....................     48
Appendix A: Condensed Financial
  Information for MetLife Insurance
  Company of Connecticut Separate
  Account 2002..........................    A-1
Appendix B: Condensed Financial
  Information for MetLife Life and
  Annuity Company of Connecticut
  Separate Account 2002.................    B-1
Appendix C: Additional Information
  Regarding Underlying Funds............    C-1
Appendix D: Contents of the Statement of
  Additional Information................    D-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.


HOME OFFICE -- the Home Office of The MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract. For transfer, withdrawal, surrender, and (if applicable) loan requests, our Home Office address is: MetLife, P.O. Box 990014, Hartford, CT 06199-0014. For Purchase Payments and (if applicable) loan repayments, our Home Office address is:
MetLife, P.O. Box 371857, Pittsburgh, PA 15250-7857.


MATURITY DATE -- the date on which the Annuity Payments are to begin.


PAYMENT OPTION -- an annuity option elected under your Contract.


PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.


QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 408A of the Code.


SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.


YOU, YOUR -- "You" is, the Contract Owner, and a natural person, a trust established for the benefit of a natural person, or a charitable remainder trust.

                                    SUMMARY:

                SCUDDER ADVOCATE ADVISOR -- ST1 VARIABLE ANNUITY


THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.


WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The MetLife Insurance Company of Connecticut sponsors MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002. MetLife Life and Annuity Company of Connecticut sponsors MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002. When we refer to the Separate Account, we are referring to either MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 or MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002, depending upon your issuing Company.





Contracts issued in your state may provide different features and benefits from and impose different costs than those described in this prospectus.



CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.


The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.


During the payout phase, you may choose one of a number of annuity options. You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.



WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), 408(b) or 408A of the Code. Purchase of this Contract through a tax-qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.





The Contract is not available to new purchasers. However, you may continue to make additional Purchase Payments or transfer Contract Value average the Variable Funding Options. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.


CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.


IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.


If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each.


We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge each business day from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15%. We deduct the M&E charge at an annual rate of 1.65% for the Standard Death Benefit, and 1.85% for the Enhanced Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.


If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE.


If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted each business day from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.


HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.


For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Access to Your Money - Systematic Withdrawals").



HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Income taxes and/or a penalty tax may be owed on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

- MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

     - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

     - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.


     - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract and take required distributions over time, rather than have the death benefit paid to the beneficiary in a lump sum.


     - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "GUARANTEED INCOME SOLUTION"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES



TRANSFER CHARGE.........................................   $10(1)
(assessed on transfers that exceed 12 per year)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES



ANNUAL CONTRACT ADMINISTRATIVE CHARGE...................   $30(2)


ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.65% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:


                                                           STANDARD DEATH BENEFIT    ENHANCED DEATH BENEFIT
                                                           ----------------------    ----------------------


Mortality and Expense Risk Charge......................           1.65%                     1.85%
Administrative Expense Charge..........................           0.15%                     0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
  FEATURES SELECTED....................................           1.80%                     2.00%
Optional E.S.P. Charge.................................           0.20%                     0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
  SELECTED.............................................           2.00%                     2.20%
Optional GMWB I Charge (maximum upon reset)............           1.00%(3)                  1.00%(3)
Optional GMWB II Charge (maximum upon reset)...........           1.00%(3)                  1.00%(3)
Optional GMWB III Charge...............................           0.25%                     0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
  SELECTED.............................................           2.80%                     3.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
  SELECTED.............................................           2.80%                     3.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III
  ONLY SELECTED........................................           2.05%                     2.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB I SELECTED......................................           3.00%                     3.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB II SELECTED.....................................           3.00%                     3.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB III SELECTED....................................           2.25%                     2.45%


---------
(1)   We do not currently assess the transfer charge.
(2) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.
(3) The current charges for the available GMWB riders with a reset feature (see "Access to Your Money -- Guaranteed Minimum Withdrawal benefit") are 0.40% for GMWB I and 0.50% for GMWB II.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2006 (unless otherwise indicated):



The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-866-376-0389.





MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES




                                                                         MINIMUM    MAXIMUM
                                                                         -------    -------


TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service fees (12b-1) fees, and
  other expenses)                                                         0.67%      1.76%




UNDERLYING FUND FEES AND EXPENSES


(as a percentage of average daily net assets)




                                                          DISTRIBUTION              TOTAL    CONTRACTUAL FEE     NET TOTAL
                                                             AND/OR                 ANNUAL        WAIVER           ANNUAL
                                              MANAGEMENT     SERVICE      OTHER   OPERATING   AND/OR EXPENSE     OPERATING
UNDERLYING FUND:                                  FEE     (12b-1) FEES  EXPENSES   EXPENSES   REIMBURSEMENT      EXPENSES*
----------------                              ----------  ------------  --------  ---------  ---------------  ---------------


DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND,
  INC. -- SERVICE SHARES....................     0.75%        0.25%       0.08%     1.08%           --          1.08%
AIM VARIABLE INSURANCE FUNDS
  AIM V.I. Utilities Fund -- Series I.......     0.60%          --        0.36%     0.96%         0.03%         0.93%(1)
CREDIT SUISSE TRUST
  Credit Suisse Trust Global Small Cap
     Portfolio..............................     1.25%          --        0.31%     1.56%           --          1.56%
DREYFUS INVESTMENT PORTFOLIO
  Dreyfus MidCap Stock Portfolio -- Service
     Shares.................................     0.75%        0.25%       0.05%     1.05%           --          1.05%
DWS INVESTMENTS VIT FUNDS
  DWS Equity 500 Index VIP -- Class B2......     0.29%        0.25%       0.13%     0.67%         0.04%         0.63%(2)
  DWS RREEF Real Estate Securities
     VIP -- Class B.........................     1.00%        0.25%       0.43%     1.68%         0.26%         1.42%(17)
DWS VARIABLE SERIES I
  DWS Bond VIP -- Class B...................     0.49%        0.25%       0.30%     1.04%         0.01%         1.03%(3)(18)
  DWS Capital Growth VIP -- Class B.........     0.47%        0.25%       0.10%     0.82%           --          0.82%(3)(4)
  DWS Global Opportunities VIP -- Class B...     0.99%        0.25%       0.27%     1.51%           --          1.51%(3)
  DWS Growth & Income VIP -- Class B........     0.48%        0.25%       0.17%     0.90%         0.03%         0.87%(3)(5)
  DWS Health Care VIP -- Class B............     0.77%        0.25%       0.26%     1.28%           --          1.28%(3)
  DWS International VIP -- Class B..........     0.84%        0.25%       0.27%     1.36%         0.02%         1.34%(3)(6)
DWS VARIABLE SERIES II
  DWS Balanced VIP -- Class B...............     0.46%        0.25%       0.22%     0.93%         0.04%         0.89%(7)
  DWS Blue Chip VIP -- Class B..............     0.64%        0.25%       0.19%     1.08%           --          1.08%(8)
  DWS Core Fixed Income VIP -- Class B......     0.59%        0.25%       0.22%     1.06%           --          1.06%(8)
  DWS Davis Venture Value VIP -- Class B....     0.94%        0.25%       0.21%     1.40%         0.14%         1.26%(19)
  DWS Dreman High Return Equity VIP -- Class
     B......................................     0.73%        0.25%       0.13%     1.11%           --          1.11%(9)
  DWS Dreman Small Mid Cap Value
     VIP -- Class B.........................     0.73%        0.25%       0.17%     1.15%           --          1.15%(8)
  DWS Global Thematic VIP -- Class B........     1.00%        0.25%       0.51%     1.76%         0.25%         1.50%(19)
  DWS Government & Agency Securities
     VIP -- Class B.........................     0.55%        0.25%       0.27%     1.07%           --          1.07%(8)
  DWS High Income VIP -- Class B............     0.59%        0.25%       0.26%     1.10%           --          1.10%(8)
  DWS International Select Equity
     VIP -- Class B.........................     0.75%        0.25%       0.26%     1.26%           --          1.26%(8)
  DWS Janus Growth & Income VIP -- Class B..     0.75%        0.25%       0.24%     1.24%           --          1.24%
  DWS Large Cap Value VIP -- Class B........     0.74%        0.25%       0.21%     1.20%           --          1.20%(8)
  DWS Mid Cap Growth VIP -- Class B.........     0.75%        0.25%       0.42%     1.42%         0.08%         1.34%(19)
  DWS Money Market VIP -- Class B...........     0.39%        0.25%       0.17%     0.81%         0.02%         0.79%(10)
  DWS Small Cap Growth VIP -- Class B.......     0.65%        0.25%       0.22%     1.12%         0.03%         1.09%(11)
  DWS Strategic Income VIP -- Class B.......     0.65%        0.25%       0.34%     1.24%           --          1.24%(8)

                                                          DISTRIBUTION              TOTAL    CONTRACTUAL FEE     NET TOTAL
                                                             AND/OR                 ANNUAL        WAIVER           ANNUAL
                                              MANAGEMENT     SERVICE      OTHER   OPERATING   AND/OR EXPENSE     OPERATING
UNDERLYING FUND:                                  FEE     (12b-1) FEES  EXPENSES   EXPENSES   REIMBURSEMENT      EXPENSES*
----------------                              ----------  ------------  --------  ---------  ---------------  ---------------

  DWS Technology VIP -- Class B.............     0.75%        0.25%       0.28%     1.28%           --          1.28%
  DWS Turner Mid Cap Growth VIP -- Class B..     0.80%        0.25%       0.32%     1.37%           --          1.37%
MET INVESTORS SERIES TRUST
  MFS(R) Emerging Markets Equity
     Portfolio -- Class A...................     1.04%          --        0.29%     1.33%         0.03%         1.30%(12)
METROPOLITAN SERIES FUND, INC.
  MFS(R) Total Return Portfolio -- Class B..     0.53%        0.25%       0.05%     0.83%           --          0.83%(13)
THE ALGER AMERICAN FUND
  Alger American Leveraged AllCap
     Portfolio -- Class S...................     0.81%        0.25%       0.17%     1.23%         0.03%         1.20%(16)






                                                                                                                    NET TOTAL
                                                                                                                      ANNUAL
                                                                                                                    OPERATING
                                                                                                                     EXPENSES
                                                   DISTRIBUTION              TOTAL    CONTRACTUAL FEE  NET TOTAL    INCLUDING
                                                      AND/OR                 ANNUAL        WAIVER        ANNUAL     UNDERLYING
                                       MANAGEMENT     SERVICE      OTHER   OPERATING   AND/OR EXPENSE  OPERATING       FUND
UNDERLYING FUND:                           FEE     (12b-1) FEES  EXPENSES   EXPENSES   REIMBURSEMENT   EXPENSES*    EXPENSES*
----------------                       ----------  ------------  --------  ---------  ---------------  ---------  -------------


DWS VARIABLE SERIES II
  DWS Conservative Allocation
     VIP -- Class B..................     0.15%        0.25%       0.39%     0.79%         0.04%         0.75%    1.36%(14)(15)
  DWS Moderate Allocation
     VIP -- Class B..................     0.15%        0.25%       0.22%     0.62%           --          0.62%    1.30%(15)
  DWS Growth Allocation VIP -- Class
     B...............................     0.15%        0.25%       0.22%     0.62%           --          0.62%    1.33%(15)



---------

* Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.



NOTES


(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) to 0.93% of average daily net assets. The expense limitation agreement is in effect through at least April 30, 2008.


(2) Pursuant to their respective agreements with DWS VIT Funds, the investment manager, the underwriter and the accounting agent have agreed, through April 30, 2009, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to 0.63%.


(3) Restated on an annualized basis to reflect fee changes which took effect on June 1, 2006. Includes 0.10% administration fee.




(4) Restated on an annualized basis to reflect acquisition of Janus Growth Opportunities VIP, Oak Strategic Equity VIP and All Cap Growth VIP on December 11, 2006.


(5) Pursuant to their respective agreements with DWS Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, through April 30, 2008, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to 0.87%. Restated on an annualized basis to reflect acquisition of Mercury Large Cap Core VIP on December 11, 2006.


(6) Pursuant to their respective agreements with DWS Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, through April 30, 2008, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to 1.34%. Restated on an annualized basis to reflect acquisition of Templeton Foreign Value VIP on December 11, 2006.


(7) Pursuant to their respective agreements with DWS Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, through April 30, 2008, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to 0.89%.


(8) Management fees have been restated to reflect the new fee schedule effective October 1, 2006.


(9) Restated on an annualized basis to reflect acquisition of MFS Strategic Value VIP and Dreman Financial Services VIP on September 15, 2006.


(10) Management fees have been restated to reflect the new fee schedule effective November 6, 2006. Pursuant to their respective agreements with DWS Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, through November 3, 2009, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to 0.79%. Restated on an annualized basis to reflect acquisition of Money Market (Series I) VIP on November 3, 2006.


(11) Pursuant to their respective agreements with DWS Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, through April 30, 2008, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to 1.09%.

(12) Other Expenses have been restated to reflect new custodian, fund administration and transfer agent fee schedules, as if these fee schedules had been in effect for the previous fiscal year. Pursuant to an expense limitation agreement, the Investment Adviser has agreed, for a period of one year commencing May 1, 2007, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses to 1.30%, excluding 12b-1 fees. The fees and expenses shown in the table are annualized, based on the Portfolio's May 1, 2006 start date.


(13) Other Expenses have been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year. The Management Fee has been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.


(14) Pursuant to their respective agreements with DWS Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, through April 30, 2010, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to 0.75%. Restated on an annualized basis to reflect acquisition of Income Allocation VIP on September 15, 2006.


(15) These Portfolios are "funds of funds" that invest substantially all of their assets in other underlying portfolios. Because the Portfolios invest in other underlying portfolios, each Portfolio will also indirectly bear its proportionate share of fees and expenses incurred by the underlying Portfolios in which the Portfolio is invested. The annualized estimated indirect expenses of the Underlying portfolios for each Portfolio are as follows: 0.61% for the DWS Conservative Allocation VIP, 0.68% for the DWS Moderate Allocation VIP and 0.71% for the DWS Growth Allocation VIP.




(16) Effective December 1, 2006, through November 30, 2011, the manager has contractually agreed to waive .035% of its Advisory Fee.




(17) Through April 30, 2008, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at 1.42%, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, proxy and organization and offering expenses.




(18) Pursuant to their respective agreements with DWS Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, through April 30, 2008, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to 1.03%.




(19) Pursuant to their respective agreements with DWS Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, through April 30, 2008, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described Portfolios to the following: 1.26% for DWS Davis Venture Value VIP, 1.50% for DWS Global Thematic VIP, and 1.34% for DWS Mid Cap Growth VIP.


EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

This example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have elected all of the available optional benefits and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. The example assumes that the maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit (GMWB I or II) applies in all contract years. Your actual expenses will be less than those shown if you do not elect all of the optional benefits.

EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the GMWB I or GMWB II (assuming the maximum charge of 1.00% applies in all contract years).



                                          IF CONTRACT IS SURRENDERED AT THE               IF CONTRACT IS NOT SURRENDERED OR
                                                 END OF PERIOD SHOWN                      ANNUITIZED AT END OF PERIOD SHOWN
                                   ----------------------------------------------  ----------------------------------------------
FUNDING OPTION                       1 YEAR      3 YEARS     5 YEARS    10 YEARS     1 YEAR      3 YEARS     5 YEARS    10 YEARS
--------------                     ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------


Underlying Fund with Maximum
Total Annual Operating Expenses..     $490        $1471       $2451       $4902       $490        $1471       $2451       $4902
Underlying Fund with Minimum
Total Annual Operating Expenses..      382         1156        1943        3971        382         1156        1943        3971

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------


See Appendices A and B.


                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------


Scudder Advocate Advisor -- ST1 Variable Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.


The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax-deferred in the funding options of your choice. We offer multiple Variable Funding Options. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account. The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The contract is not available to new purchasers. However, you may continue to make additional Purchase Payments or transfer Contract Value among the Variable Funding Options.

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.


Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your tax adviser to determine if this Contract is appropriate for you.


CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-866-376-0389.

PURCHASE PAYMENTS



You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.


We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.") We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.



We will credit any subsequent Purchase Payment to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).


ACCUMULATION UNITS


The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment or transfer request (or, liquidate for a withdrawal request) is determined by dividing the amount directed to each Variable Funding Option (or, taken from each Variable Funding Option) by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.


THE VARIABLE FUNDING OPTIONS


You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.



We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisors are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than these that are not, we may be more inclined to offer portfolios offered by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.



WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.



If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.





In certain circumstances, our ability to remove or replace an Underlying Fund may be limited by the terms of an agreement with DWS Investments ("DWS") relating to the offering under the Contract of certain Underlying Funds advised by DWS affiliates. That agreement, which was terminated on December 30, 2005, provided that we would not remove or replace as Variable Funding Options, for three years following the agreement's termination (i.e., through December 30, 2008), any of the portfolios of DWS Investments VIT Funds, DWS Variable Series I or DWS Variable Series II without the prior consent of DWS.





PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of our affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and/or its affiliates incur in promoting, marketing, and administering the Contracts and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.


The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are formed as "limited liability companies." The Company's ownership interests in MetLife Advisers, LLC and Met Investors Advisory LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee
Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee
Table -- Underlying Fund Fees and Expenses" and "Other -- Information Distribution of Variable Annuity Contracts.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under a Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.



The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the Underlying Funds advised or subadvised by Legg Mason affiliates.



Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-866-376-0389 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.





WE INTEND TO SUBSTITUTE PORTFOLIOS OF MET INVESTORS SERIES TRUST AND METROPOLITAN SERIES FUND, INC. FOR CERTAIN PORTFOLIOS OF DWS INVESTMENTS VIT FUNDS, DWS VARIABLE SERIES I AND DWS VARIABLE SERIES II ONCE WE RECEIVE NECESSARY APPROVALS. WE ANTICIPATE THESE SUBSTITUTIONS WILL OCCUR IN 2008. PLEASE SEE "APPENDIX C -- ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS" FOR MORE INFORMATION. The current Underlying Funds are listed below, along with their investment advisers and any subadviser:




             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------


DREYFUS SOCIALLY RESPONSIBLE       Seeks capital growth with current  The Dreyfus Corporation
  GROWTH FUND, INC. -- SERVICE     income as a secondary objective.
  SHARES
AIM VARIABLE INSURANCE FUNDS
  AIM V.I. Utilities               Seeks capital growth and current   A I M Advisors, Inc.
     Fund -- Series I              income.
CREDIT SUISSE TRUST
  Credit Suisse Trust Global       Seeks long-term growth of          Credit Suisse Asset Management,
     Small Cap Portfolio           capital.                           LLC
                                                                      Subadviser: Credit Suisse Asset
                                                                      Management Limited (U.K.),
                                                                      (Australia)
DREYFUS INVESTMENT PORTFOLIO
  Dreyfus MidCap Stock             Seeks investment results that are  The Dreyfus Corporation
     Portfolio -- Service Shares   greater than the total return
                                   performance of publicly traded
                                   common stocks of medium-sized
                                   domestic companies in the
                                   aggregate, as represented by the
                                   Standard & Poor's MidCap 400
                                   Index.
DWS INVESTMENT VIT FUNDS
  DWS Equity 500 Index             Seeks to replicate, as closely as  Deutsche Asset Management, Inc.
     VIP -- Class B2               possible, before the deduction of  Subadviser: Northern Trust
                                   expenses, the performance of the   Investments, N.A.
                                   Standard & Poor's 500 Composite
                                   Stock Price Index, which
                                   emphasizes stocks of large U.S.
                                   companies.
  DWS RREEF Real Estate            Seeks long-term capital            Deutsche Asset Management, Inc.
     Securities VIP -- Class B     appreciation and current income    Subadviser: RREEF America LLC
                                   through investments in real
                                   estate securities.
DWS VARIABLE SERIES I
  DWS Bond VIP -- Class B          Seeks to maximize total return     Deutsche Investment Management
                                   consistent with preservation of    Americas Inc.
                                   capital and prudent investment     Subadviser: Aberdeen Asset
                                   management, by investing for both  Management Inc.
                                   current income and capital
                                   appreciation.
  DWS Capital Growth VIP -- Class  Seeks to provide long-term growth  Deutsche Investment Management
     B                             of capital.                        Americas Inc.
  DWS Global Opportunities         Seeks above-average capital        Deutsche Investment Management
     VIP -- Class B                appreciation over the long-term.   Americas Inc.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

  DWS Growth & Income              Seeks long-term growth of          Deutsche Investment Management
     VIP -- Class B                capital, current income and        Americas Inc.
                                   growth of income.
  DWS Health Care VIP -- Class B   Seeks long-term growth of          Deutsche Investment Management
                                   capital.                           Americas Inc.
  DWS International VIP -- Class   Seeks long-term growth of          Deutsche Investment Management
     B                             capital.                           Americas Inc.
DWS VARIABLE SERIES II
  DWS Balanced VIP -- Class B      Seeks a high total return, a       Deutsche Investment Management
                                   combination of income and capital  Americas Inc.
                                   appreciation.
  DWS Blue Chip VIP -- Class B     Seeks growth of capital and        Deutsche Investment Management
                                   income.                            Americas Inc.
  DWS Conservative Allocation      Seeks a balance of current income  Deutsche Investment Management
     VIP -- Class B                and long-term growth of capital    Americas Inc.
                                   with an emphasis on current
                                   income.
  DWS Core Fixed Income            Seeks high current income.         Deutsche Investment Management
     VIP -- Class B                                                   Americas Inc.
                                                                      Subadviser: Aberdeen Asset
                                                                      Management Inc.
  DWS Davis Venture Value          Seeks growth of capital.           Deutsche Investment Management
     VIP -- Class B                                                   Americas Inc.
                                                                      Subadviser: Davis Selected
                                                                      Advisers, L.P.
  DWS Dreman High Return Equity    Seeks to achieve a high rate of    Deutsche Investment Management
     VIP -- Class B                total return.                      Americas Inc.
                                                                      Subadviser: Dreman Value
                                                                      Management L.L.C.
  DWS Dreman Small Mid Cap Value   Seeks long-term capital            Deutsche Investment Management
     VIP -- Class B                appreciation.                      Americas Inc.
                                                                      Subadviser: Dreman Value
                                                                      Management L.L.C.
  DWS Global Thematic              Seeks long-term capital growth.    Deutsche Investment Management
     VIP -- Class B                                                   Americas Inc.
  DWS Government & Agency          Seeks high current income          Deutsche Investment Management
     Securities VIP -- Class B     consistent with preservation of    Americas Inc.
                                   capital.
  DWS Growth Allocation            Seeks long-term growth of          Deutsche Investment Management
     VIP -- Class B                capital.                           Americas Inc.
  DWS High Income VIP -- Class B   Seeks to provide a high level of   Deutsche Investment Management
                                   current income.                    Americas Inc.
  DWS International Select Equity  Seeks capital appreciation.        Deutsche Investment Management
     VIP -- Class B                                                   Americas Inc.
  DWS Janus Growth & Income        Seeks long-term capital growth     Deutsche Investment Management
     VIP -- Class B                and current income.                Americas Inc.
                                                                      Subadviser: Janus Capital
                                                                      Management LLC
  DWS Large Cap Value              Seeks to achieve a high rate of    Deutsche Investment Management
     VIP -- Class B                total return.                      Americas Inc.
  DWS Mid Cap Growth VIP -- Class  Seeks long-term capital growth.    Deutsche Investment Management
     B                                                                Americas Inc.
  DWS Moderate Allocation          Seeks a balance of long-term       Deutsche Investment Management
     VIP -- Class B                growth of capital and current      Americas Inc.
                                   income with an emphasis on growth
                                   of capital.
  DWS Money Market VIP -- Class B  Seeks maximum current income to    Deutsche Investment Management
                                   the extent consistent with         Americas Inc.
                                   stability of principal.
  DWS Small Cap Growth             Seeks maximum appreciation of      Deutsche Investment Management
     VIP -- Class B                investors' capital.                Americas Inc.
  DWS Strategic Income             Seeks a high current return.       Deutsche Investment Management
     VIP -- Class B                                                   Americas Inc.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

  DWS Technology VIP -- Class B    Seeks growth of capital.           Deutsche Investment Management
                                                                      Americas Inc.
  DWS Turner Mid Cap Growth        Seeks capital appreciation.        Deutsche Investment Management
     VIP -- Class B                                                   Americas Inc.
                                                                      Subadviser: Turner Investment
                                                                      Partners, Inc.
MET INVESTORS SERIES TRUST
  MFS(R) Emerging Markets Equity   Seeks capital appreciation.        Met Investors Advisory, LLC
     Portfolio -- Class A                                             Subadviser: Massachusetts
                                                                      Financial Services Company
METROPOLITAN SERIES FUND
  MFS(R) Total Return              Seeks a favorable total return     MetLife Advisers LLC
     Portfolio -- Class B          through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company
THE ALGER AMERICAN FUND
  Alger American Leveraged AllCap  Seeks long-term capital            Fred Alger Management, Inc.
     Portfolio -- Class S          appreciation.




Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix C -- Additional Information Regarding the Underlying Funds."


                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

GENERAL


We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:


     - the ability for you to make withdrawals and surrenders under the Contracts

     - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners


     - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)


     - administration of the annuity options available under the Contracts and


     -    the distribution of various reports to Contract Owners.

Costs and expenses we incur include:


     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts



     - sales and marketing expenses including commission payments to your registered representative and



     -    other costs of doing business.


Risks we assume include:

     - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established


     - that the amount of the death benefit will be greater than the Contract Value and



     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.


We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.



TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES


There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge:


     (1)  from the distribution of death proceeds;

     (2)  after an annuity payout has begun; or

     (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE


Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is 1.65% annually. If you choose the Enhanced Death Benefit, the M&E charge is 1.85% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

ENHANCED STEPPED-UP PROVISION CHARGE



If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both age 75 or younger on the Contract Date.


GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE


If you elect to add a GMWB rider to your Contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.




VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.


Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request, which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.


MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., Credit Suisse Trust Global Small Cap Portfolio, DWS Global Opportunities VIP, DWS International VIP, DWS Dreman Small Mid Cap Value VIP, DWS High Income VIP, DWS International Select Equity VIP, DWS Small Cap Growth VIP, DWS Strategic Income VIP and MFS(R) Emerging Markets Equity Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.


We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.


Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:



     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or



     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.



Transfers made under a Dollar Cost Averaging Program, a rebalancing program are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.


You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. You may only have one DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.



All provisions and terms of the Contract apply to the DCA Program, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.


                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------


Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.


We may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. It is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.


We may withhold payment of surrender, withdrawal or, if applicable, loan proceeds if any portion of those proceeds would be derived from a personal check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.




SYSTEMATIC WITHDRAWALS





Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.





We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.



Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.



MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations".) No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.


                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY


You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from the Variable Funding Options as most recently elected by the Contract Owner, until the Death Report Date.


Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.


Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:


     -    the death benefit will not be payable upon the Annuitant's death

     -    the Contingent Annuitant becomes the Annuitant


     -    all other rights and benefits will continue in effect.


When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal or beneficiary contract continuance ("Death Report Date").

There are age restrictions on certain death benefits (see The Annuity Contract section).

Note: If the owner dies before the Annuitant, the death benefit is recalculated replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT


If the Annuitant is less than age 80 on the Contract Date and dies before the Maturity Date, the death benefit payable as of the Death Report Date will be the greatest of a), b) or c) below, less any applicable premium tax. If the Annuitant is 80 or older on the Contract Date and dies before the Maturity Date, the death benefit payable as of the Death Report Date will be the greater of a) or b) below, less any applicable premium tax:


     a)   the Contract Value on the Death Report Date

     b)   the Adjusted Purchase Payment (as described below)*


     c)   the Step-Up Value (if any, as described below).


ENHANCED DEATH BENEFIT

If the Annuitant dies before the Maturity Date and before age 80, the death benefit payable as of the Death Report Date will be the greatest of (a), (b),
(c) or (d), less any applicable premium tax:

     a)   the Contract Value on the Death Report Date

     b)   the Adjusted Purchase Payment (as described below)*

     c)   the Step-Up Value (if any, as described below)


     d)   the Roll-Up Death Benefit Value (if any, as described below).


If the Annuitant dies before the Maturity Date and on or after age 80, the death benefit payable as of the Death Report Date will be the greatest of (a), (b),
(c) or (d), less any applicable premium tax:

     a)   the Contract Value on the Death Report Date

     b)   the Adjusted Purchase Payment (as described below)*

     c)   the Step-Up Value (if any, as described below)


     d) the Roll-Up Death Benefit Value (if any, as described below) available at the Annuitant's 80th birthday, plus any additional Purchase Payments, minus any partial surrender reductions (as described below) which occur after the Annuitant's 80th birthday.


---------
* If you have elected a GMWB Rider (Guaranteed Income Solution) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider.

ADJUSTED PURCHASE PAYMENT: The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever any additional Purchase Payment(s) are made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction as described below.

STEP UP VALUE: The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value on that date. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a partial surrender is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described above.

ROLL UP DEATH BENEFIT VALUE: On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal (a) plus (b) minus
(c), increased by 5%, where:

     (a) is the Roll-Up Death Benefit as of the previous Contract Date anniversary

     (b)  any Purchase Payments made during the previous Contract Year

     (c) any Partial Surrender Reductions (as described below) during the previous Contract Year.


On dates other than the Contract Date anniversary, the roll-up death benefit value will equal (a) plus (b) minus (c), where:

     (a) the Roll-Up Death Benefit Value on the previous Contract Date anniversary

     (b) any Purchase Payments made since the previous Contract Date anniversary

     (c) any Partial Surrender Reductions (as described below) since the previous Contract Date anniversary.

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

---------
** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Guaranteed Income Solution).

PARTIAL SURRENDER REDUCTION

ADJUSTED PURCHASE PAYMENT. The Partial Surrender Reduction is equal to (1) the Adjusted Purchase Payment in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

STEP-UP VALUE AND ROLL-UP VALUE. The Partial Surrender Reduction is equal to (1) the amount of the death benefit value (Step-Up or Roll-Up Value) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

The following examples apply to the Adjusted Purchase Payment, Step-Up Value or Roll-Up Value. Assume your current Contract Value is $55,000. If the current value of your death benefit is $50,000, and you decide to make a withdrawal of $10,000, we would reduce death benefit as follows:

           50,000 X (10,000/55,000) = $9,090

Your new death benefit would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If the current value of your death benefit is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the death benefit as follows:

           50,000 X (10,000/30,000) = $16,666

Your new death benefit would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE. This provision must be elected at time of application.

If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE CONTRACT DATE, 40% OF THE LESSER
OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE CONTRACT DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the initial Contract Value. Whenever an additional Purchase Payment is made, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment.

Whenever a partial surrender is taken, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

           50,000 X (10,000/55,000) = $9,090


You new modified Purchase Payment would be 50,000-9,090 = $40,910.


The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

           50,000 X (10,000/30,000) = $16,666

Your new modified Purchase Payment would be 50,000-16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS



---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
---------------------------------------------------------------------------------------------------------------

OWNER (WHO IS NOT THE         The beneficiary(ies), or if    The beneficiary elects to      Yes
ANNUITANT) (WITH NO JOINT     none, to the Contract          continue the Contract rather
OWNER)                        Owner's estate.                than receive the
                                                             distribution.
---------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)  The beneficiary(ies), or if    The beneficiary elects to      Yes
(WITH NO JOINT OWNER)         none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive the
                                                             distribution.
---------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO  The surviving joint owner.                                    Yes
IS NOT THE ANNUITANT)
---------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO  The beneficiary(ies), or, if   The beneficiary elects to      Yes
IS THE ANNUITANT)             none, to the surviving joint   continue the Contract rather
                              owner.                         than receive a distribution.
---------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS   The surviving joint owner.     The spouse elects to           Yes
NOT THE ANNUITANT)                                           continue the Contract.
---------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS   The beneficiary(ies), or, if   The spouse elects to           Yes
THE ANNUITANT)                none, to the surviving joint   continue the Contract.
                              owner.
                                                             A spouse who is not the
                                                             beneficiary may decline to
                                                             receive the proceeds or to
                                                             continue the Contract and
                                                             instruct the Company to pay
                                                             the beneficiary.
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
---------------------------------------------------------------------------------------------------------------

ANNUITANT (WHO IS NOT THE     The beneficiary(ies), or if    The beneficiary elects to      Yes
CONTRACT OWNER)               none, to the Contract Owner.   continue the Contract rather
                                                             than receive the
                                                             distribution.

                                                             But, if there is a
                                                             Contingent Annuitant, then
                                                             the Contingent Annuitant
                                                             becomes the Annuitant and
                                                             the Contract continues in
                                                             effect (generally using the
                                                             original Maturity Date). The
                                                             proceeds will then be paid
                                                             upon the death of the
                                                             Contingent Annuitant or
                                                             owner.
---------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE         See death of "owner who is                                    Yes
CONTRACT OWNER)               the Annuitant" above.
---------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A   The beneficiary(ies), or if                                   Yes (Death of
NON-NATURAL ENTITY/TRUST)     none, to the owner.                                           Annuitant is
                                                                                            treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
---------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT          No death proceeds are                                         N/A
(ASSUMING ANNUITANT IS STILL  payable; Contract continues.
ALIVE)
---------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------



                               QUALIFIED CONTRACTS



---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
---------------------------------------------------------------------------------------------------------------

OWNER/ANNUITANT               The beneficiary(ies), or if    The beneficiary elects to      Yes
                              none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive a distribution.
---------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------



---------

* Certain payout rules of the Code are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5-year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)



Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.


If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.




All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.



Please note that spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts. Please consult a tax advisor before electing this option.


BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     -    transfer ownership

     -    take a loan


     -    make additional Purchase Payments.



The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.


DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS

--------------------------------------------------------------------------------





GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "GUARANTEED INCOME SOLUTION")





For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your Contract each year.



AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III" ; we may refer to any one of these as GMWB. The availability of each rider is shown below.




--------------------------------------------------------------------------------------------------------------
         NAME OF RIDER:                    GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
ALSO CALLED:                          Guaranteed Income         Guaranteed Income         Guaranteed Income
                                          Solution                  Solution               Solution Value
--------------------------------------------------------------------------------------------------------------
AVAILABILITY:                         Not available for       Available on or after     Available on or after
                                    purchase on or after        March 21, 2005 if         March 21, 2005 if
                                   March 21, 2005, unless    approved in your state    approved in your state.
                                   GMWB II is not approved
                                        in your state
--------------------------------------------------------------------------------------------------------------




You may elect a GMWB rider only at the time of your initial purchase of the Contract.



REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your Contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.



ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.



The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:




--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
If you make your first                    5% of RBB                 5% of RBB                 5% of RBB
withdrawal before the 3rd
anniversary
after you purchase GMWB:
--------------------------------------------------------------------------------------------------------------
If you make your first                   10% of RBB                10% of RBB                 5% of RBB
withdrawal after the 3(rd)
anniversary after you purchase
GMWB:
--------------------------------------------------------------------------------------------------------------




ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.



We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.



WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.



However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:



IF YOU SELECT GMWB II OR GMWB III:



     - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.



     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.



IF YOU PURCHASED GMWB I:



     - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.



     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.



WITHDRAWAL EXAMPLES. The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges and applicable income taxes and penalties. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:



                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III




--------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
--------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
--------------------------------------------------------------------------------------------------------------------------

VALUES AS OF
--------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $5,000         $100,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $5,000          $90,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
PARTIAL
WITHDRAWAL
REDUCTION
(PWR)             N/A         (100,000 x           [5,000 x (1-         N/A         (100,000 x           [5,000 x (1-
                           10,000/110,000) =    90,000/100,000)] =               10,000/90,000) =     88,889/100,000)] =
                                 9,091                  500                           $11,111                $556
--------------------------------------------------------------------------------------------------------------------------
GREATER OF
PWR OR THE
DOLLAR AMOUNT
OF THE
WITHDRAWAL                      $10,000                                               $11,111

                            (10,000>9,091)                                        (11,111>10,000)
--------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $10,000                $500           $10,000         $11,111                $556
--------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
AFTER
WITHDRAWAL     $100,000         $90,000               $4,500          $80,000         $88,889               $4,444
--------------------------------------------------------------------------------------------------------------------------

                          WITHDRAWAL EXAMPLE FOR GMWB I




--------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
--------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
--------------------------------------------------------------------------------------------------------------------------

VALUES AS OF
--------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $5,000         $100,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $5,000          $90,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
AFTER
WITHDRAWAL     $100,000         $90,909               $4,545          $80,000         $88,889               $4,444

                         [100,000 -- (100,000         [(5,000                  [100,000 -- (100,000        [5,000 x
                           x10,000/110,000)]     x90,909/100,000)]               x10,000/90,000)]      (88,889/100,000)]
--------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $9,091                 $455           $10,000         $11,111                $556
--------------------------------------------------------------------------------------------------------------------------




TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY). If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.



For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:



     - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:



          -    a qualified retirement plan (Code Section 401),



          -    a tax-sheltered annuity (Code Section 403(b)),



          -    an individual retirement account (Code Sections 408(a)),



          -    an individual retirement annuity (Code Section 408(b)), or



          -    a qualified deferred compensation plan (Code Section 457).



          Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).



     - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;



     - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

     - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004-9 , Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).



You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:



     - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.



          You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.



     - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.



RESET (GMWB I AND GMWB II ONLY). If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.



Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.



If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.



Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the change may increase if you elect to reset the RBB (the charge will never exceed the guaranteed maximum charge). Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.



INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)



We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.



If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.



GMWB CHARGE. The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted each business day from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.




----------------------------------------------------------------------------------------
                                            GMWB I          GMWB II          GMWB III
----------------------------------------------------------------------------------------
Current Annual Charge                       0.40%            0.50%            0.25%
----------------------------------------------------------------------------------------
Maximum Annual Charge After a Reset         1.00%            1.00%             N/A
----------------------------------------------------------------------------------------




MAXIMUM RBB. Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.



Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.



TERMINATION. Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5(th) anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.



OTHER INFORMATION ABOUT GMWB. If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:



     - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.



     - The total annual payment amount will equal the AWB and will never exceed your RBB, and



     - We will no longer accept subsequent Purchase Payments into the Contract.



If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.



Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III



The following chart may help you decide which version of GMWB is best for you.




--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
AWB                                  5% of RBB if first        5% of RBB if first             5% of RBB
                                   withdrawal before 3(rd)   withdrawal before 3(rd)
                                   anniversary 10% of RBB    anniversary 10% of RBB
                                     if first withdrawal       if first withdrawal
                                   after 3(rd) anniversary   after 3(rd) anniversary
--------------------------------------------------------------------------------------------------------------
ANNUAL CHARGE                               0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
RESET                                        Yes                       Yes                       No
--------------------------------------------------------------------------------------------------------------
CAN I CANCEL MY GMWB?                        No               Yes, after the 5(th)      Yes, after the 5(th)
                                                               anniversary of GMWB       anniversary of GMWB
                                                                    purchase                  purchase
--------------------------------------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS                      No                        Yes                       Yes
--------------------------------------------------------------------------------------------------------------
WAIVER OF RECALCULATION OF AWB               No                        Yes                       Yes
FOR DISTRIBUTIONS FROM TAX-
QUALIFIED PLANS
--------------------------------------------------------------------------------------------------------------




                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------



MATURITY DATE



Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life;
(b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.



You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90(th) birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us). (For Contracts issued in Florida and New York, the Maturity Date you elect may not be later than the Annuitant's 90(th) birthday.) Please be aware that once your contract is annuitized, you are ineligible to receive the death benefit you have selected and any living benefit rider is terminated.


At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.


DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.



The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.



DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.


FIXED ANNUITY


You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Annuity Tables in effect on the Maturity Date.


                                 PAYMENT OPTIONS

--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.


During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See "Annuity Options.")



The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS


Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.


Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.


Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected. Please note that Option 5 may not satisfy minimum distribution rules for Qualified Contracts. Please consult a tax advisor before electing this option.





Option 6 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.



VARIABLE LIQUIDITY BENEFIT



This benefit is only offered with the annuity option "Payments for a Fixed Period without Life Contingency."




                        MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------

RIGHT TO RETURN


You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.


If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION


We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Accordingly, no Contract will be terminated due solely to negative investment performance. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value. Federal tax law may impose additional restrictions on our right to cancel your traditional IRA, Roth IRA or other qualified annuity.


REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

                              THE SEPARATE ACCOUNTS

--------------------------------------------------------------------------------




MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 and MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002, respectively. References to "Separate Account" refer either to MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 or MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002, depending on the issuer of your Contract. Both MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 and MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002 were established on September 17, 2002 and are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.



We hold the assets of the Separate Account for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims-paying ability of the Company.



All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.



Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.



We reserve the right to transfer assets of the Separate Account to another separate account, and/or to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.


PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.


Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.


In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------




The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.



You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).



GENERAL TAXATION OF ANNUITIES



Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%). The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.



STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.



PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.



TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.



FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.



TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED



QUALIFIED ANNUITY CONTRACTS



If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has not been submitted to the IRS for review and is awaiting approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse consequences.



TAXATION OF QUALIFIED ANNUITY CONTRACTS



Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.



MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS



Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2 Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB, if available in your contract) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.



MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.



NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), OR 408, AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.



INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $4,000 for calendar year 2007, $5,000 for 2008, and may be indexed for inflation in future years. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.



Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50 catch-up).



Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2 Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.



Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $45,000 or 100% of pay for each participant in 2007.



ROTH IRAS



Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.



Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.



TSAS (ERISA AND NON-ERISA)



GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.



In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).



Note: Proposed income tax regulations issued in November 2004 would require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract or sec.403(b)(7) custodial account, (b) significant restrictions on the ability for participants to direct proceeds between 403(b) annuity contracts and (c) additional restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.



The proposed regulations will generally not be effective until taxable years beginning after December 31, 2007 at the earliest, and may not be relied on until issued in final form. However, certain aspects including a proposed prohibition on the use of life insurance contracts under 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective unless revised or revoked in final regulations.

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:



     - Relates to purchase payments made prior to 1989 (and pre-1989 earnings on those purchase payments);



     - Is directly transferred to another permissible investment under sec.403(b) arrangements;



     -    Relates to amounts that are not salary reduction elective deferrals;



     - Occurs after you die, leave your job or become disabled (as defined by the Code); or



     - Is for financial hardship (but only to the extent of purchase payments) if your plan allows it.



DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Effective January 1, 2006, employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:



          (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.



          (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.



          (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).



          (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.



          (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.



          (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.



          (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.



Many of the federal income tax rules pertaining to Designated Roth Accounts have not yet been finalized. Both you and your employer should consult their own tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.



The following general tax rules are based on our understanding of the Code and any regulations issued through December 31, 2005, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:



The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.



Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code

Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.



In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).



If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").



Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.



Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.



LOANS. If your TSA Contract permits loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.



The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.



Your Contract will indicated whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.



NON-QUALIFIED ANNUITY CONTRACTS



If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.



Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.



Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:



     -    a non-taxable return of your Purchase Payment; or



     -    a taxable payment of earnings.



We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase

Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.



If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.



PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.



PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received under that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.



We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.



DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES



The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.



OWNERSHIP OF THE INVESTMENTS



In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the

Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.



TAXATION OF DEATH BENEFIT PROCEEDS



Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.



OTHER TAX CONSIDERATIONS



TREATMENT OF CHARGES FOR OPTIONAL BENEFITS



The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax advisor before selecting any rider or endorsement to the Contract.



GUARANTEED MINIMUM WITHDRAWAL BENEFIT. If you have purchased a Guaranteed Minimum Withdrawal Benefit (GMWB), where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, MetLife intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Minimum Withdrawal Benefit exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.



In the event that the Contract Value goes to zero, and either the Remaining Benefit Base is paid out in fixed installments, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.



MetLife reserves the right to change its tax reporting practices where we determine that it is not in accordance with IRS guidance (whether formal or informal).



PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS



Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.



TAX CREDITS AND DEDUCTIONS



The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to contract owners since the Company is the owner of the assets from which the tax benefits are derived.


                                OTHER INFORMATION

--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.


MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



MetLife Life and Annuity Company of Connecticut is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.


FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. Prior to October 20, 2006, the principal underwriter and distributor was MLI Distribution LLC, which merged with and into MLIDC on that date. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.



MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company no longer offers the Contracts to new purchasers but it continues to accept Purchase Payments from Contract Owners.



COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.


We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).


The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into a preferred distribution arrangement with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their other affiliates MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, Walnut Street Securities, Inc., and New England Securities Corporation. See the "Statement of Additional Information -- DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT" for a list of the broker-dealer firms that received such additional compensation during 2005, as well as the range of additional compensation paid.



The Company and MLID have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds that may be offered under the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers LLC and MetLife Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.



SALE BY AFFILIATES OF THE COMPANY. The Company and MLID may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contracts is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.



Registered representatives of our affiliate, MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representative are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.


The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

CONFORMITY WITH STATE AND FEDERAL LAWS


The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.


VOTING RIGHTS


The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of the vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.


RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS


In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------





     METLIFE INSURANCE COMPANY OF CT VARIABLE ANNUITY SEPARATE ACCOUNT 2002


                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the *minimum* Separate Account Charge available under the contract. The second table provides the AUV information for the *maximum* Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.80%







                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AIM Variable Insurance Funds

  AIM V.I. Utilities Subaccount (6/03).............  2006        1.486            1.832               --
                                                     2005        1.295            1.486               --
                                                     2004        1.067            1.295               --
                                                     2003        1.000            1.067               --

Alger American Fund

  Alger American Balanced Subaccount (Class S)
  (6/03)...........................................  2006        1.157            1.163               --
                                                     2005        1.089            1.157            3,827
                                                     2004        1.063            1.089            3,832
                                                     2003        1.000            1.063               --

  Alger American Leveraged AllCap Subaccount (Class
  S) (6/03)........................................  2006        1.333            1.558               --
                                                     2005        1.189            1.333               --
                                                     2004        1.122            1.189               --
                                                     2003        1.000            1.122               --
Credit Suisse Trust

  Credit Suisse Trust Emerging Markets Subaccount
  (6/03)...........................................  2006        2.036            2.650               --
                                                     2005        1.620            2.036               --
                                                     2004        1.321            1.620               --
                                                     2003        1.000            1.321               --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03)...........................................  2006        1.638            1.822               --
                                                     2005        1.436            1.638               --
                                                     2004        1.239            1.436               --
                                                     2003        1.000            1.239               --

ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------

Dreyfus Investment Portfolios

  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03)...........................................  2006        1.408            1.489               --
                                                     2005        1.316            1.408               --
                                                     2004        1.173            1.316               --
                                                     2003        1.000            1.173               --
Dreyfus Socially Responsible Growth Fund, Inc.

  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)..........................  2006        1.190            1.273               --
                                                     2005        1.172            1.190               --
                                                     2004        1.126            1.172               --
                                                     2003        1.000            1.126               --
DWS Investments VIT Funds

  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05)...........................................  2006        1.006            1.139               --
                                                     2005        1.000            1.006               --

  DWS VIT RREEF Real Estate Securities Subaccount
  (Class B) (6/03).................................  2006        1.635            2.203               --
                                                     2005        1.496            1.635               --
                                                     2004        1.165            1.496               --
                                                     2003        1.000            1.165               --

DWS Variable Series I

  DWSI Bond Subaccount (Class B) (7/05)............  2006        0.996            1.021               --
                                                     2005        1.000            0.996               --

  DWSI Capital Growth Subaccount (Class B) (6/03)..  2006        1.257            1.335               --
                                                     2005        1.179            1.257               --
                                                     2004        1.116            1.179               --
                                                     2003        1.000            1.116               --

  DWSI Global Opportunities Subaccount (Class B)
  (6/03)...........................................  2006        1.759            2.106            6,559
                                                     2005        1.517            1.759            6,563
                                                     2004        1.254            1.517            3,123
                                                     2003        1.000            1.254               --

  DWSI Growth & Income Subaccount (Class B)
  (6/03)...........................................  2006        1.264            1.406               --
                                                     2005        1.217            1.264               --
                                                     2004        1.129            1.217               --
                                                     2003        1.000            1.129               --

ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  DWSI Health Care Subaccount (Class B) (6/03).....  2006        1.279            1.329               --
                                                     2005        1.205            1.279               --
                                                     2004        1.124            1.205               --
                                                     2003        1.000            1.124               --

  DWSI International Subaccount (Class B) (6/03)...  2006        1.539            1.896               --
                                                     2005        1.354            1.539               --
                                                     2004        1.186            1.354               --
                                                     2003        1.000            1.186               --

DWS Variable Series II

  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)........................................  2006        1.210            1.266               --
                                                     2005        1.238            1.210            3,530
                                                     2004        1.130            1.238            3,534
                                                     2003        1.000            1.130               --

  DWSII All Cap Growth Subaccount (Class B)
  (6/03)...........................................  2006        1.432            1.578               --
                                                     2005        1.288            1.432               --
                                                     2004        1.176            1.288               --
                                                     2003        1.000            1.176               --

  DWSII Balanced Subaccount (Class B) (6/03).......  2006        1.134            1.224               --
                                                     2005        1.112            1.134               --
                                                     2004        1.064            1.112               --
                                                     2003        1.000            1.064               --

  DWSII Blue Chip Subaccount (Class B) (6/03)......  2006        1.414            1.600               --
                                                     2005        1.313            1.414               --
                                                     2004        1.157            1.313               --
                                                     2003        1.000            1.157               --

  DWSII Conservative Allocation Subaccount (Class
  B) (8/04)........................................  2006        1.086            1.160               --
                                                     2005        1.059            1.086               --
                                                     2004        1.000            1.059               --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03)...........................................  2006        1.012            1.032               --
                                                     2005        1.011            1.012               --
                                                     2004        0.989            1.011               --
                                                     2003        1.000            0.989               --

ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  DWSII Davis Venture Value Subaccount (Class B)
  (6/03)...........................................  2006        1.361            1.528            3,376
                                                     2005        1.268            1.361            3,381
                                                     2004        1.159            1.268            3,385
                                                     2003        1.000            1.159               --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)........................................  2006        1.371            1.592           31,507
                                                     2005        1.299            1.371           28,506
                                                     2004        1.164            1.299               --
                                                     2003        1.000            1.164               --

  DWSII Dreman Small Mid Cap Value Subaccount
  (Class B) (6/03).................................  2006        1.656            2.027               --
                                                     2005        1.536            1.656               --
                                                     2004        1.246            1.536               --
                                                     2003        1.000            1.246               --

  DWSII Foreign Value Subaccount (Class B) (3/05)..  2006        1.132            1.358               --
                                                     2005        1.054            1.132               --

  DWSII Global Thematic Subaccount (Class B)
  (6/03)...........................................  2006        1.596            2.032               --
                                                     2005        1.326            1.596               --
                                                     2004        1.181            1.326               --
                                                     2003        1.000            1.181               --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03).................................  2006        1.016            1.035               --
                                                     2005        1.011            1.016               --
                                                     2004        0.996            1.011               --
                                                     2003        1.000            0.996               --

  DWSII Growth Allocation Subaccount (Class B)
  (8/04)...........................................  2006        1.141            1.262               --
                                                     2005        1.096            1.141               --
                                                     2004        1.000            1.096               --

  DWSII High Income Subaccount (Class B) (6/03)....  2006        1.222            1.321               --
                                                     2005        1.203            1.222               --
                                                     2004        1.093            1.203               --
                                                     2003        1.000            1.093               --

  DWSII Income Allocation Subaccount (Class B)
  (8/04)...........................................  2006        1.060            1.078               --
                                                     2005        1.042            1.060               --
                                                     2004        1.000            1.042               --

ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  DWSII Index 500 Subaccount (Class B) (6/03)......  2006        1.245            1.245               --
                                                     2005        1.224            1.245               --
                                                     2004        1.133            1.224               --
                                                     2003        1.000            1.133               --

  DWSII International Select Equity Subaccount
  (Class B) (6/03).................................  2006        1.569            1.927            3,824
                                                     2005        1.401            1.569            3,824
                                                     2004        1.211            1.401               --
                                                     2003        1.000            1.211               --

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03)...........................................  2006        1.341            1.423            4,446
                                                     2005        1.223            1.341            4,446
                                                     2004        1.121            1.223               --
                                                     2003        1.000            1.121               --

  DWSII Janus Growth Opportunities Subaccount
  (Class B) (6/03).................................  2006        1.288            1.273               --
                                                     2005        1.225            1.288               --
                                                     2004        1.111            1.225               --
                                                     2003        1.000            1.111               --

  DWSII Large Cap Core Subaccount (Class B)
  (3/05)...........................................  2006        1.150            1.274               --
                                                     2005        1.037            1.150               --

  DWSII Large Cap Value Subaccount (Class B)
  (6/03)...........................................  2006        1.250            1.412            3,416
                                                     2005        1.253            1.250            3,420
                                                     2004        1.163            1.253            3,425
                                                     2003        1.000            1.163               --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (6/03)...........................................  2006        1.264            1.300               --
                                                     2005        1.295            1.264               --
                                                     2004        1.123            1.295               --
                                                     2003        1.000            1.123               --

  DWSII Mid Cap Growth Subaccount (Class B)
  (6/03)...........................................  2006        1.336            1.451               --
                                                     2005        1.186            1.336               --
                                                     2004        1.166            1.186               --
                                                     2003        1.000            1.166               --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04)...........................................  2006        1.111            1.211               --
                                                     2005        1.077            1.111               --
                                                     2004        1.000            1.077               --

ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  DWSII Money Market Subaccount (Class B) (6/03)...  2006        0.984            1.008               --
                                                     2005        0.978            0.984               --
                                                     2004        0.991            0.978               --
                                                     2003        1.000            0.991               --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03)...........................................  2006        1.110            1.133               --
                                                     2005        1.184            1.110               --
                                                     2004        1.195            1.184               --
                                                     2003        1.000            1.195               --

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03)...........................................  2006        1.290            1.328               --
                                                     2005        1.231            1.290               --
                                                     2004        1.134            1.231               --
                                                     2003        1.000            1.134               --

  DWSII Strategic Income Subaccount (Class B)
  (6/03)...........................................  2006        1.049            1.121               --
                                                     2005        1.048            1.049               --
                                                     2004        0.986            1.048               --
                                                     2003        1.000            0.986               --

  DWSII Technology Subaccount (Class B) (6/03).....  2006        1.230            1.213               --
                                                     2005        1.213            1.230               --
                                                     2004        1.217            1.213               --
                                                     2003        1.000            1.217               --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03)...........................................  2006        1.441            1.503               --
                                                     2005        1.319            1.441               --
                                                     2004        1.214            1.319               --
                                                     2003        1.000            1.214               --

Metropolitan Series Fund, Inc.

  MSF MFS(R) Total Return Subaccount (Class B)
  (1/70)...........................................  2006        1.000            1.070            4,432

ACCUMULATION UNIT VALUES (IN DOLLARS)



                         SEPARATE ACCOUNT CHARGES 2.70%





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AIM Variable Insurance Funds

  AIM V.I. Utilities Subaccount (6/03).............  2006        1.107            1.352             --
                                                     2005        1.000            1.107             --

Alger American Fund

  Alger American Balanced Subaccount (Class S)
  (6/03)...........................................  2006        1.070            1.072             --
                                                     2005        1.000            1.070             --

  Alger American Leveraged AllCap Subaccount (Class
  S) (6/03)........................................  2006        1.136            1.316             --
                                                     2005        1.000            1.136             --

Credit Suisse Trust

  Credit Suisse Trust Emerging Markets Subaccount
  (6/03)...........................................  2006        1.214            1.566             --
                                                     2005        1.000            1.214             --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03)...........................................  2006        1.118            1.232             --
                                                     2005        1.000            1.118             --

Dreyfus Investment Portfolios

  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03)...........................................  2006        1.068            1.119             --
                                                     2005        1.000            1.068             --

Dreyfus Socially Responsible Growth Fund, Inc.

  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)..........................  2006        1.021            1.083             --
                                                     2005        1.000            1.021             --

DWS Investments VIT Funds

  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05)...........................................  2006        1.004            1.126             --
                                                     2005        1.000            1.004             --

  DWS VIT RREEF Real Estate Securities Subaccount
  (Class B) (6/03).................................  2006        1.130            1.509             --
                                                     2005        1.000            1.130             --

DWS Variable Series I

  DWSI Bond Subaccount (Class B) (7/05)............  2006        0.992            1.007             --
                                                     2005        1.000            0.992             --

ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)



                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  DWSI Capital Growth Subaccount (Class B) (6/03)..  2006        1.063            1.120             --
                                                     2005        1.000            1.063             --

  DWSI Global Opportunities Subaccount (Class B)
  (6/03)...........................................  2006        1.130            1.340             --
                                                     2005        1.000            1.130             --
  DWSI Growth & Income Subaccount (Class B)
     (6/03)........................................  2006        1.033            1.139             --
                                                     2005        1.000            1.033             --

  DWSI Health Care Subaccount (Class B) (6/03).....  2006        1.075            1.107             --
                                                     2005        1.000            1.075             --

  DWSI International Subaccount (Class B) (6/03)...  2006        1.129            1.379             --
                                                     2005        1.000            1.129             --

DWS Variable Series II

  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)........................................  2006        0.985            1.023             --
                                                     2005        1.000            0.985             --

  DWSII All Cap Growth Subaccount (Class B)
  (6/03)...........................................  2006        1.111            1.214             --
                                                     2005        1.000            1.111             --

  DWSII Balanced Subaccount (Class B) (6/03).......  2006        1.011            1.080             --
                                                     2005        1.000            1.011             --

  DWSII Blue Chip Subaccount (Class B) (6/03)......  2006        1.070            1.200             --
                                                     2005        1.000            1.070             --

  DWSII Conservative Allocation Subaccount (Class
  B) (8/04)........................................  2006        1.014            1.074             --
                                                     2005        1.000            1.014             --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03)...........................................  2006        0.983            0.994             --
                                                     2005        1.000            0.983             --

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03)...........................................  2006        1.052            1.171             --
                                                     2005        1.000            1.052             --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)........................................  2006        1.035            1.190             --
                                                     2005        1.000            1.035             --

  DWSII Dreman Small Mid Cap Value Subaccount
  (Class B) (6/03).................................  2006        1.073            1.302             --
                                                     2005        1.000            1.073             --

ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)



                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  DWSII Foreign Value Subaccount (Class B) (3/05)..  2006        1.058            1.259             --
                                                     2005        1.017            1.058             --

  DWSII Global Thematic Subaccount (Class B)
  (6/03)...........................................  2006        1.179            1.489             --
                                                     2005        1.000            1.179             --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03).................................  2006        0.991            1.001             --
                                                     2005        1.000            0.991             --

  DWSII Growth Allocation Subaccount (Class B)
  (8/04)...........................................  2006        1.035            1.135             --
                                                     2005        1.000            1.035             --

  DWSII High Income Subaccount (Class B) (6/03)....  2006        0.995            1.067             --
                                                     2005        1.000            0.995             --

  DWSII Income Allocation Subaccount (Class B)
  (8/04)...........................................  2006        1.004            1.015             --
                                                     2005        1.000            1.004             --

  DWSII Index 500 Subaccount (Class B) (6/03)......  2006        1.017            1.017             --
                                                     2005        1.000            1.017             --

  DWSII International Select Equity Subaccount
  (Class B) (6/03).................................  2006        1.117            1.360             --
                                                     2005        1.000            1.117             --

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03)...........................................  2006        1.093            1.149             --
                                                     2005        1.000            1.093             --

  DWSII Janus Growth Opportunities Subaccount
  (Class B) (6/03).................................  2006        1.066            1.044             --
                                                     2005        1.000            1.066             --

  DWSII Large Cap Core Subaccount (Class B)
  (3/05)...........................................  2006        1.092            1.200             --
                                                     2005        1.018            1.092             --

  DWSII Large Cap Value Subaccount (Class B)
  (6/03)...........................................  2006        0.983            1.100             --
                                                     2005        1.000            0.983             --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (6/03)...........................................  2006        0.993            1.015             --
                                                     2005        1.000            0.993             --

  DWSII Mid Cap Growth Subaccount (Class B)
  (6/03)...........................................  2006        1.107            1.192             --
                                                     2005        1.000            1.107             --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04)...........................................  2006        1.023            1.105             --
                                                     2005        1.000            1.023             --

ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)



                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  DWSII Money Market Subaccount (Class B) (6/03)...  2006        0.998            1.013             --
                                                     2005        1.000            0.998             --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03)...........................................  2006        0.978            0.990             --
                                                     2005        1.000            0.978             --

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03)...........................................  2006        1.036            1.057             --
                                                     2005        1.000            1.036             --

  DWSII Strategic Income Subaccount (Class B)
  (6/03)...........................................  2006        0.984            1.042             --
                                                     2005        1.000            0.984             --

  DWSII Technology Subaccount (Class B) (6/03).....  2006        1.049            1.025             --
                                                     2005        1.000            1.049             --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03)...........................................  2006        1.087            1.123             --
                                                     2005        1.000            1.087             --

Metropolitan Series Fund, Inc.

  MSF MFS(R) Total Return Subaccount (Class B)
  (1/70)...........................................  2006        1.000            1.063             --

                                      NOTES



The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.



Number of Units Outstanding at End of Year may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix C for more information on Variable Funding Option name changes, mergers and substitutions.



Effective on or about 04/29/2005, Scudder Variable Series I-21st Century Growth Portfolio merged into Scudder Variable Series II-Scudder Small Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 04/29/2005, Scudder Variable Series II-Scudder Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.



Effective on or about 04/29/2005, Scudder Variable Series II-SVS Eagle Focused Large Cap Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.



Effective on or about 04/29/2005, Scudder Variable Series II-SVS Focused Vale and Growth Portfolio merged into Scudder Variable Series I-Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 09/19/2005, Scudder Variable Series II-SVS Index 500 Portfolio merged into Scudder Investments VIT Funds-Scudder VIT Equity Index 500 Fund and is no longer available as a funding option.



Effective on or about 05/01/2006, The Alger American Fund-Alger American Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.



Effective on or about 09/18/2006, DWS Variable Series II-DWS Dreman Financial Services VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.



Effective on or about 09/18/2006, DWS Variable Series II-DWS Income Allocation VIP merged into DWS Variable Series II-DWS Conservative Allocation VIP and is no longer available as a funding option.



Effective on or about 09/18/2006, DWS Variable Series II-DWS MFS(R) Strategic Value VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.



Effective on or about 12/11/2006, DWS Variable Series II-DWS Janus Growth Opportunities VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.



Effective on or about 12/11/2006, DWS Variable Series II-DWS Legg Mason Aggressive Growth VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option. Effective on or about 12/11/2006, DWS Variable Series II-DWS Mercury Large Cap Core VIP merged into DWS Variable Series I-DWS Growth & Income VIP and is no longer available as a funding option.



Effective on or about 12/11/2006, DWS Variable Series II-DWS Oak Strategic Equity VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.



Effective on or about 12/11/2006, DWS Variable Series II-DWS Templeton Foreign Value VIP merged into DWS Variable Series I-DWS International VIP and is no longer available as a funding option.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------


  METLIFE LIFE AND ANNUITY COMPANY OF CT VARIABLE ANNUITY SEPARATE ACCOUNT 2002


                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the *minimum* Separate Account Charge available under the contract. The second table provides the AUV information for the *maximum* Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.80%




                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AIM Variable Insurance Funds

  AIM V.I. Utilities Subaccount (9/03).............  2006        1.486            1.832               --
                                                     2005        1.295            1.486               --
                                                     2004        1.067            1.295               --
                                                     2003        1.000            1.067               --

Alger American Fund

  Alger American Balanced Subaccount (Class S)
  (7/03)...........................................  2006        1.157            1.163               --
                                                     2005        1.089            1.157               --
                                                     2004        1.063            1.089               --
                                                     2003        1.000            1.063               --

  Alger American Leveraged AllCap Subaccount (Class
  S)
  (9/03)...........................................  2006        1.333            1.558               --
                                                     2005        1.189            1.333               --
                                                     2004        1.122            1.189               --
                                                     2003        1.000            1.122               --

Credit Suisse Trust

  Credit Suisse Trust Emerging Markets Subaccount
  (9/03)...........................................  2006        2.036            2.650               --
                                                     2005        1.620            2.036               --
                                                     2004        1.321            1.620               --
                                                     2003        1.000            1.321               --

ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Credit Suisse Trust Global Small Cap Subaccount
  (11/03)..........................................  2006        1.638            1.822               --
                                                     2005        1.436            1.638               --
                                                     2004        1.239            1.436               --
                                                     2003        1.000            1.239               --

Dreyfus Investment Portfolios

  Dreyfus MidCap Stock Subaccount (Service Shares)
  (7/03)...........................................  2006        1.408            1.489               --
                                                     2005        1.316            1.408               --
                                                     2004        1.173            1.316               --
                                                     2003        1.000            1.173               --

Dreyfus Socially Responsible Growth Fund, Inc.

  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (12/03).........................  2006        1.190            1.273               --
                                                     2005        1.172            1.190               --
                                                     2004        1.126            1.172               --
                                                     2003        1.000            1.126               --

DWS Investments VIT Funds

  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05)...........................................  2006        1.006            1.139               --
                                                     2005        1.000            1.006               --

  DWS VIT RREEF Real Estate Securities Subaccount
  (Class B) (7/03).................................  2006        1.635            2.203           12,413
                                                     2005        1.496            1.635           13,472
                                                     2004        1.165            1.496           14,206
                                                     2003        1.000            1.165               --

DWS Variable Series I

  DWSI Bond Subaccount (Class B) (1/70)............  2006        0.996            1.021               --
                                                     2005        1.000            0.996               --

  DWSI Capital Growth Subaccount (Class B) (7/03)..  2006        1.257            1.335            6,126
                                                     2005        1.179            1.257               --
                                                     2004        1.116            1.179               --
                                                     2003        1.000            1.116               --

ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  DWSI Global Opportunities Subaccount (Class B)
  (7/03)...........................................  2006        1.759            2.106               --
                                                     2005        1.517            1.759               --
                                                     2004        1.254            1.517               --
                                                     2003        1.000            1.254               --

  DWSI Growth & Income Subaccount (Class B)
  (8/03)...........................................  2006        1.264            1.406               --
                                                     2005        1.217            1.264               --
                                                     2004        1.129            1.217               --
                                                     2003        1.000            1.129               --

  DWSI Health Care Subaccount (Class B) (7/03).....  2006        1.279            1.329               --
                                                     2005        1.205            1.279               --
                                                     2004        1.124            1.205               --
                                                     2003        1.000            1.124               --

  DWSI International Subaccount (Class B) (7/03)...  2006        1.539            1.896               --
                                                     2005        1.354            1.539               --
                                                     2004        1.186            1.354               --
                                                     2003        1.000            1.186               --

DWS Variable Series II

  DWSII Dreman Financial Services Subaccount (Class
  B)
  (9/03)...........................................  2006        1.210            1.266               --
                                                     2005        1.238            1.210            7,955
                                                     2004        1.130            1.238            8,519
                                                     2003        1.000            1.130               --

  DWSII All Cap Growth Subaccount (Class B)
  (9/03)...........................................  2006        1.432            1.578               --
                                                     2005        1.288            1.432            3,935
                                                     2004        1.176            1.288            4,074
                                                     2003        1.000            1.176               --

  DWSII Balanced Subaccount (Class B) (7/03).......  2006        1.134            1.224               --
                                                     2005        1.112            1.134               --
                                                     2004        1.064            1.112               --
                                                     2003        1.000            1.064               --

  DWSII Blue Chip Subaccount (Class B) (7/03)......  2006        1.414            1.600               --
                                                     2005        1.313            1.414               --
                                                     2004        1.157            1.313               --
                                                     2003        1.000            1.157               --

ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  DWSII Conservative Allocation Subaccount (Class
  B)
  (10/04)..........................................  2006        1.086            1.160               --
                                                     2005        1.059            1.086               --
                                                     2004        1.021            1.059               --

  DWSII Core Fixed Income Subaccount (Class B)
  (7/03)...........................................  2006        1.012            1.032           23,110
                                                     2005        1.011            1.012           25,497
                                                     2004        0.989            1.011           27,046
                                                     2003        1.000            0.989               --

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03)...........................................  2006        1.361            1.528               --
                                                     2005        1.268            1.361               --
                                                     2004        1.159            1.268               --
                                                     2003        1.000            1.159               --

  DWSII Dreman High Return Equity Subaccount (Class
  B)
  (7/03)...........................................  2006        1.371            1.592           25,378
                                                     2005        1.299            1.371               --
                                                     2004        1.164            1.299               --
                                                     2003        1.000            1.164               --

  DWSII Dreman Small Mid Cap Value Subaccount
  (Class B) (7/03).................................  2006        1.656            2.027               --
                                                     2005        1.536            1.656               --
                                                     2004        1.246            1.536               --
                                                     2003        1.000            1.246               --

  DWSII Foreign Value Subaccount (Class B)
  (11/04)..........................................  2006        1.132            1.358               --
                                                     2005        1.054            1.132               --
                                                     2004        1.000            1.054               --

  DWSII Global Thematic Subaccount (Class B)
  (8/03)...........................................  2006        1.596            2.032               --
                                                     2005        1.326            1.596               --
                                                     2004        1.181            1.326               --
                                                     2003        1.000            1.181               --

  DWSII Government & Agency Securities Subaccount
  (Class B) (7/03).................................  2006        1.016            1.035               --
                                                     2005        1.011            1.016               --
                                                     2004        0.996            1.011               --
                                                     2003        1.000            0.996               --

  DWSII Growth Allocation Subaccount (Class B)
  (10/04)..........................................  2006        1.141            1.262               --
                                                     2005        1.096            1.141               --
                                                     2004        1.033            1.096               --

ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  DWSII High Income Subaccount (Class B) (7/03)....  2006        1.222            1.321           19,339
                                                     2005        1.203            1.222           21,104
                                                     2004        1.093            1.203           22,294
                                                     2003        1.000            1.093               --

  DWSII Income Allocation Subaccount (Class B)
  (10/04)..........................................  2006        1.060            1.078               --
                                                     2005        1.042            1.060               --
                                                     2004        1.018            1.042               --

  DWSII Index 500 Subaccount (Class B) (10/03).....  2006        1.245            1.245               --
                                                     2005        1.224            1.245               --
                                                     2004        1.133            1.224               --
                                                     2003        1.000            1.133               --

  DWSII International Select Equity Subaccount
  (Class B)
  (7/03)...........................................  2006        1.569            1.927               --
                                                     2005        1.401            1.569               --
                                                     2004        1.211            1.401               --
                                                     2003        1.000            1.211               --

  DWSII Janus Growth & Income Subaccount (Class B)
  (7/03)...........................................  2006        1.341            1.423               --
                                                     2005        1.223            1.341               --
                                                     2004        1.121            1.223               --
                                                     2003        1.000            1.121               --

  DWSII Janus Growth Opportunities Subaccount
  (Class B) (10/03)................................  2006        1.288            1.273               --
                                                     2005        1.225            1.288               --
                                                     2004        1.111            1.225               --
                                                     2003        1.000            1.111               --

  DWSII Large Cap Core Subaccount (Class B)
  (11/04)..........................................  2006        1.150            1.274               --
                                                     2005        1.037            1.150               --
                                                     2004        1.000            1.037               --

  DWSII Large Cap Value Subaccount (Class B)
  (7/03)...........................................  2006        1.250            1.412           23,337
                                                     2005        1.253            1.250           25,864
                                                     2004        1.163            1.253           27,488
                                                     2003        1.000            1.163               --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (7/03)...........................................  2006        1.264            1.300               --
                                                     2005        1.295            1.264           24,351
                                                     2004        1.123            1.295           25,794
                                                     2003        1.000            1.123               --

ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)



                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  DWSII Mid Cap Growth Subaccount (Class B)
  (7/03)...........................................  2006        1.336            1.451               --
                                                     2005        1.186            1.336               --
                                                     2004        1.166            1.186               --
                                                     2003        1.000            1.166               --

  DWSII Moderate Allocation Subaccount (Class B)
  (9/04)...........................................  2006        1.111            1.211               --
                                                     2005        1.077            1.111               --
                                                     2004        1.020            1.077               --

  DWSII Money Market Subaccount (Class B) (7/03)...  2006        0.984            1.008               --
                                                     2005        0.978            0.984               --
                                                     2004        0.991            0.978               --
                                                     2003        1.000            0.991               --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03)...........................................  2006        1.110            1.133               --
                                                     2005        1.184            1.110            2,035
                                                     2004        1.195            1.184            2,107
                                                     2003        1.000            1.195               --

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03)...........................................  2006        1.290            1.328               --
                                                     2005        1.231            1.290               --
                                                     2004        1.134            1.231               --
                                                     2003        1.000            1.134               --

  DWSII Strategic Income Subaccount (Class B)
  (7/03)...........................................  2006        1.049            1.121               --
                                                     2005        1.048            1.049               --
                                                     2004        0.986            1.048               --
                                                     2003        1.000            0.986               --

  DWSII Technology Subaccount (Class B) (7/03).....  2006        1.230            1.213               --
                                                     2005        1.213            1.230               --
                                                     2004        1.217            1.213               --
                                                     2003        1.000            1.217               --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03)...........................................  2006        1.441            1.503               --
                                                     2005        1.319            1.441               --
                                                     2004        1.214            1.319               --
                                                     2003        1.000            1.214               --

Metropolitan Series Fund, Inc.

  MSF MFS(R) Total Return Subaccount (Class B)
  (1/70)...........................................  2006        1.000            1.070               --

ACCUMULATION UNIT VALUES (IN DOLLARS)



                         SEPARATE ACCOUNT CHARGES 2.70%





                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AIM Variable Insurance Funds

  AIM V.I. Utilities Subaccount (9/03).............  2006        1.107            1.352             --
                                                     2005        1.000            1.107             --

Alger American Fund

  Alger American Balanced Subaccount (Class S)
  (7/03)...........................................  2006        1.070            1.072             --
                                                     2005        1.000            1.070             --

  Alger American Leveraged AllCap Subaccount (Class
  S)
  (9/03)...........................................  2006        1.136            1.316             --
                                                     2005        1.000            1.136             --

Credit Suisse Trust

  Credit Suisse Trust Emerging Markets Subaccount
  (9/03)...........................................  2006        1.214            1.566             --
                                                     2005        1.000            1.214             --

  Credit Suisse Trust Global Small Cap Subaccount
  (11/03)..........................................  2006        1.118            1.232             --
                                                     2005        1.000            1.118             --

Dreyfus Investment Portfolios

  Dreyfus MidCap Stock Subaccount (Service Shares)
  (7/03)...........................................  2006        1.068            1.119             --
                                                     2005        1.000            1.068             --

Dreyfus Socially Responsible Growth Fund, Inc.

  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (12/03).........................  2006        1.021            1.083             --
                                                     2005        1.000            1.021             --

DWS Investments VIT Funds

  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05)...........................................  2006        1.004            1.126             --
                                                     2005        1.000            1.004             --

  DWS VIT RREEF Real Estate Securities Subaccount
  (Class B) (7/03).................................  2006        1.130            1.509             --
                                                     2005        1.000            1.130             --

DWS Variable Series I

  DWSI Bond Subaccount (Class B) (1/70)............  2006        0.992            1.007             --
                                                     2005        1.000            0.992             --

ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)



                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  DWSI Capital Growth Subaccount (Class B) (7/03)..  2006        1.063            1.120             --
                                                     2005        1.000            1.063             --

  DWSI Global Opportunities Subaccount (Class B)
  (7/03)...........................................  2006        1.130            1.340             --
                                                     2005        1.000            1.130             --

  DWSI Growth & Income Subaccount (Class B)
  (8/03)...........................................  2006        1.033            1.139             --
                                                     2005        1.000            1.033             --

  DWSI Health Care Subaccount (Class B) (7/03).....  2006        1.075            1.107             --
                                                     2005        1.000            1.075             --

  DWSI International Subaccount (Class B) (7/03)...  2006        1.129            1.379             --
                                                     2005        1.000            1.129             --

DWS Variable Series II

  DWSII Dreman Financial Services Subaccount (Class
  B)
  (9/03)...........................................  2006        0.985            1.023             --
                                                     2005        1.000            0.985             --

  DWSII All Cap Growth Subaccount (Class B)
  (9/03)...........................................  2006        1.111            1.214             --
                                                     2005        1.000            1.111             --

  DWSII Balanced Subaccount (Class B) (7/03).......  2006        1.011            1.080             --
                                                     2005        1.000            1.011             --

  DWSII Blue Chip Subaccount (Class B) (7/03)......  2006        1.070            1.200             --
                                                     2005        1.000            1.070             --

  DWSII Conservative Allocation Subaccount (Class
  B) (10/04).......................................  2006        1.014            1.074             --
                                                     2005        1.000            1.014             --

  DWSII Core Fixed Income Subaccount (Class B)
  (7/03)...........................................  2006        0.983            0.994             --
                                                     2005        1.000            0.983             --

  DWSII Davis Venture Value Subaccount (Class B)
  (7/03)...........................................  2006        1.052            1.171             --
                                                     2005        1.000            1.052             --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (7/03)........................................  2006        1.035            1.190             --
                                                     2005        1.000            1.035             --

  DWSII Dreman Small Mid Cap Value Subaccount
  (Class B) (7/03).................................  2006        1.073            1.302             --
                                                     2005        1.000            1.073             --

ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)



                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  DWSII Foreign Value Subaccount (Class B)
  (11/04)..........................................  2006        1.058            1.259             --
                                                     2005        1.000            1.058             --

  DWSII Global Thematic Subaccount (Class B)
  (8/03)...........................................  2006        1.179            1.489             --
                                                     2005        1.000            1.179             --

  DWSII Government & Agency Securities Subaccount
  (Class B) (7/03).................................  2006        0.991            1.001             --
                                                     2005        1.000            0.991             --

  DWSII Growth Allocation Subaccount (Class B)
  (10/04)..........................................  2006        1.035            1.135             --
                                                     2005        1.000            1.035             --

  DWSII High Income Subaccount (Class B) (7/03)....  2006        0.995            1.067             --
                                                     2005        1.000            0.995             --

  DWSII Income Allocation Subaccount (Class B)
  (10/04)..........................................  2006        1.004            1.015             --
                                                     2005        1.000            1.004             --

  DWSII Index 500 Subaccount (Class B) (10/03).....  2006        1.017            1.017             --
                                                     2005        1.000            1.017             --

  DWSII International Select Equity Subaccount
  (Class B)
  (7/03)...........................................  2006        1.117            1.360             --
                                                     2005        1.000            1.117             --

  DWSII Janus Growth & Income Subaccount (Class B)
  (7/03)...........................................  2006        1.093            1.149             --
                                                     2005        1.000            1.093             --

  DWSII Janus Growth Opportunities Subaccount
  (Class B) (10/03)................................  2006        1.066            1.044             --
                                                     2005        1.000            1.066             --

  DWSII Large Cap Core Subaccount (Class B)
  (11/04)..........................................  2006        1.092            1.200             --
                                                     2005        1.000            1.092             --

  DWSII Large Cap Value Subaccount (Class B)
  (7/03)...........................................  2006        0.983            1.100             --
                                                     2005        1.000            0.983             --

  DWSII MFS(R) Strategic Value Subaccount (Class B)
  (7/03)...........................................  2006        0.993            1.015             --
                                                     2005        1.000            0.993             --

  DWSII Mid Cap Growth Subaccount (Class B)
  (7/03)...........................................  2006        1.107            1.192             --
                                                     2005        1.000            1.107             --

ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)



                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  DWSII Moderate Allocation Subaccount (Class B)
  (9/04)...........................................  2006        1.023            1.105             --
                                                     2005        1.000            1.023             --

  DWSII Money Market Subaccount (Class B) (7/03)...  2006        0.998            1.013             --
                                                     2005        1.000            0.998             --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (7/03)...........................................  2006        0.978            0.990             --
                                                     2005        1.000            0.978             --

  DWSII Small Cap Growth Subaccount (Class B)
  (7/03)...........................................  2006        1.036            1.057             --
                                                     2005        1.000            1.036             --

  DWSII Strategic Income Subaccount (Class B)
  (7/03)...........................................  2006        0.984            1.042             --
                                                     2005        1.000            0.984             --

  DWSII Technology Subaccount (Class B) (7/03).....  2006        1.049            1.025             --
                                                     2005        1.000            1.049             --

  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (7/03)...........................................  2006        1.087            1.123             --
                                                     2005        1.000            1.087             --

Metropolitan Series Fund, Inc.

  MSF MFS(R) Total Return Subaccount (Class B)
  (1/70)...........................................  2006        1.000            1.063             --

NOTES



The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.



Number of Units Outstanding at End of Year may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix C for more information on Variable Funding Option name changes, mergers and substitutions.



Effective on or about 04/29/2005, Scudder Variable Series I-21st Century Growth Portfolio merged into Scudder Variable Series II-Scudder Small Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 04/29/2005, Scudder Variable Series II-Scudder Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.



Effective on or about 04/29/2005, Scudder Variable Series II-SVS Eagle Focused Large Cap Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.



Effective on or about 04/29/2005, Scudder Variable Series II-SVS Focused Vale and Growth Portfolio merged into Scudder Variable Series I-Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 09/19/2005, Scudder Variable Series II-SVS Index 500 Portfolio merged into Scudder Investments VIT Funds-Scudder VIT Equity Index 500 Fund and is no longer available as a funding option.



Effective on or about 05/01/2006, The Alger American Fund-Alger American Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.



Effective on or about 09/18/2006, DWS Variable Series II-DWS Dreman Financial Services VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.



Effective on or about 09/18/2006, DWS Variable Series II-DWS Income Allocation VIP merged into DWS Variable Series II-DWS Conservative Allocation VIP and is no longer available as a funding option.



Effective on or about 09/18/2006, DWS Variable Series II-DWS MFS(R) Strategic Value VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.



Effective on or about 12/11/2006, DWS Variable Series II-DWS Janus Growth Opportunities VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.



Effective on or about 12/11/2006, DWS Variable Series II-DWS Legg Mason Aggressive Growth VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.



Effective on or about 12/11/2006, DWS Variable Series II-DWS Mercury Large Cap Core VIP merged into DWS Variable Series I-DWS Growth & Income VIP and is no longer available as a funding option.



Effective on or about 12/11/2006, DWS Variable Series II-DWS Oak Strategic Equity VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.



Effective on or about 12/11/2006, DWS Variable Series II-DWS Templeton Foreign Value VIP merged into DWS Variable Series I-DWS International VIP and is no longer available as a funding option.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------





                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS



Certain Underlying Funds were subject to a merger, substitution or other change. The chart below identifies the former name and new name of each Underlying Fund and, where applicable, the former name and new name of the trust of which the Underlying Fund is part.



UNDERLYING FUND MERGERS/REORGANIZATIONS


The former Underlying Funds were merged with and into the new Underlying Funds.




            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------


DWS VARIABLE SERIES II -- CLASS B              DWS VARIABLE SERIES II -- CLASS B
  DWS Income Allocation VIP                      DWS Conservative Allocation VIP
  DWS Dreman Financial Services VIP              DWS Dreman High Return Equity VIP
  DWS MFS(R) Strategic Value VIP                 DWS Dreman High Return Equity VIP
DWS VARIABLE SERIES II -- CLASS B              DWS VARIABLE SERIES I -- CLASS B
  DWS Janus Growth Opportunities VIP             DWS Capital Growth VIP
  DWS Legg Mason Aggressive Growth VIP           DWS Capital Growth VIP
  DWS Mercury Large Cap Core VIP                 DWS Growth & Income VIP
  DWS Oak Strategic Equity VIP                   DWS Capital Growth VIP
  DWS Templeton Foreign Value VIP                DWS International VIP




UNDERLYING FUND SUBSTITUTIONS


The following new Underlying Funds were substituted for the former Underlying Funds.




            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------


CREDIT SUISSE TRUST                            MET INVESTORS SERIES TRUST
  Credit Suisse Trust Emerging Markets           MFS(R) Emerging Markets Equity Portfolio
     Portfolio




NOTE: IN ADDITION TO THE SUBSTITUTION INDICATED IN THE TABLE ABOVE, WE INTEND TO SUBSTITUTE PORTFOLIOS OF MET INVESTORS SERIES TRUST AND METROPOLITAN SERIES FUND, INC. FOR CERTAIN PORTFOLIOS OF DWS INVESTMENTS VIT FUNDS, DWS VARIABLE SERIES I AND DWS VARIABLE SERIES II (SEE TABLE BELOW) ONCE WE RECEIVE NECESSARY REGULATORY APPROVALS AND CONSENT FROM [DWS].



We have filed an application with the Securities and Exchange Commission ("SEC") requesting an order to allow us to remove certain variable funding options ("Existing Funds") and substitute new options ("Replacement Funds") as shown below. Each Replacement Fund is a Portfolio of Met Investors Series Trust or Metropolitan Series Fund, Inc. Each Replacement Fund will be added as a funding option on or before the date of the substitution. Also, to the extent required by law, approval of the proposed substitutions is being obtained from the state insurance regulators in certain jurisdictions.



We believe that the proposed substitutions are in the best interest of Contract Owners. Each Replacement Fund will have at least similar investment objectives and policies as the corresponding Existing Fund. We will bear all expenses related to the substitutions, and they will have no tax consequences for you. We anticipate that, upon receipt of the necessary approvals, the proposed substitutions will occur in 2008.



UNDERLYING FUND SUBSTITUTIONS


The following new Underlying Funds will be substituted for the former Underlying Funds.

            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------


DWS INVESTMENTS VIT FUNDS                      METROPOLITAN SERIES FUND, INC.
  DWS Equity 500 Index VIP -- Class B2           MetLife Stock Index Portfolio -- Class B
DWS INVESTMENTS VIT FUNDS                      MET INVESTORS SERIES TRUST
  DWS RREEF Real Estate Securities               Neuberger Berman Real Estate
     VIP -- Class B                              Portfolio -- Class B
DWS VARIABLE SERIES I                          METROPOLITAN SERIES FUND, INC.
  DWS Bond VIP -- Class B                        BlackRock Bond Income Portfolio -- Class B
DWS VARIABLE SERIES I                          MET INVESTORS SERIES TRUST
  DWS Growth & Income VIP -- Class B             Lord Abbett Growth and Income
                                                 Portfolio -- Class B
DWS VARIABLE SERIES I                          MET INVESTORS SERIES TRUST
  DWS International VIP -- Class B               MFS Research International
                                                 Portfolio -- Class B
DWS VARIABLE SERIES II                         METROPOLITAN SERIES FUND, INC.
  DWS Money Market VIP -- Class B                BlackRock Money Market Portfolio -- Class
                                                 B
DWS VARIABLE SERIES II                         METROPOLITAN SERIES FUND, INC.
  DWS Balanced VIP -- Class B                    BlackRock Diversified Portfolio -- Class B
DWS VARIABLE SERIES II                         METROPOLITAN SERIES FUND, INC.
  DWS Blue Chip VIP -- Class B                   FI Value Leaders Portfolio -- Class B
DWS VARIABLE SERIES II                         METROPOLITAN SERIES FUND, INC.
  DWS Core Fixed Income VIP -- Class B           BlackRock Bond Income Portfolio -- Class B
DWS VARIABLE SERIES II                         METROPOLITAN SERIES FUND, INC.
  DWS Davis Venture Value VIP -- Class B         Davis Venture Value Portfolio -- Class B
DWS VARIABLE SERIES II                         METROPOLITAN SERIES FUND, INC.
  DWS Dreman High Return Equity VIP -- Class     BlackRock Large Cap Value
     B                                           Portfolio -- Class B
DWS VARIABLE SERIES II                         MET INVESTORS SERIES TRUST
  DWS High Income VIP -- Class B                 BlackRock High Yield Portfolio -- Class B
DWS VARIABLE SERIES II                         MET INVESTORS SERIES TRUST
  DWS International Select Equity                MFS Research International
     VIP -- Class B                              Portfolio -- Class B
DWS VARIABLE SERIES II                         METROPOLITAN SERIES FUND, INC.
  DWS Janus Growth & Income VIP -- Class B       T. Rowe Price Large Cap Growth
                                                 Portfolio -- Class B
DWS VARIABLE SERIES II                         MET INVESTORS SERIES TRUST
  DWS Large Cap Value VIP -- Class B             MFS Value Portfolio -- Class E
DWS VARIABLE SERIES II                         MET INVESTORS SERIES TRUST
  DWS Mid Cap Growth VIP -- Class B              T. Rowe Price Mid-Cap Growth
                                                 Portfolio -- Class B
DWS VARIABLE SERIES II                         METROPOLITAN SERIES FUND, INC.
  DWS Small Cap Growth VIP -- Class B            T. Rowe Price Small Cap Growth
                                                 Portfolio -- Class B
DWS VARIABLE SERIES II                         MET INVESTORS SERIES TRUST
  DWS Strategic Income VIP -- Class B            Pioneer Strategic Income
                                                 Portfolio -- Class E
DWS VARIABLE SERIES II                         MET INVESTORS SERIES TRUST
  DWS Turner Mid Cap Growth VIP -- Class B       Turner Mid-Cap Growth Portfolio -- Class B




Please note that:



     - No action is required on your part at this time. You will not need to file a new election or take any immediate action if the SEC approves the substitutions.



     - The elections you have on file for allocating your Contract Value and Purchase Payments will be redirected to the Replacement Funds unless you change your elections and transfer your Contract Value before the substitutions take place.



     - You may transfer amounts in your Contract among the Variable Funding Options and the fixed option as usual. The substitutions will not be treated as transfers for purposes of the transfer provisions of your Contract, subject to the Company's restrictions on transfers to prevent or limit "market timing" and excessive trading activities by Contract Owners or agents of Contract Owners.

     - If you make one transfer from one of the above Existing Funds before the substitution, or from the Replacement Fund after the substitution, any transfer charge that might otherwise be imposed will be waived from the date of this Notice through the date that is 30 days after the substitution.



     - On the effective date of the substitutions, your Contract Value in the Variable Funding Options will be the same as before the substitutions. However, the number of units you receive in the Replacement Funds will be different from the number of units in your Existing Funds, due to the difference in unit values.



     -    There will be no tax consequences to you.



Following the substitutions, we will send you a prospectus for Met Investors Series Trust and/or Metropolitan Series Fund, Inc., as well as notice of the actual date of the substitutions and confirmation of the transfers.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX D

--------------------------------------------------------------------------------


               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:


                     The Insurance Company
                     Principal Underwriter
                     Distribution and Principal Underwriting Agreement Valuation of Assets
                     Federal Tax Considerations
                     Independent Registered Public Accounting Firm

                     Condensed Financial Information


                     Financial Statements


--------------------------------------------------------------------------------


Copies of the Statement of Additional Information dated April 30, 2007 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut/MetLife Life and Annuity Company of Connecticut, One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-67-68-77-89, and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-67-68-77-89.


Name: -------------------------------------------------

Address: ----------------------------------------------

CHECK BOX:

[ ] MIC-Book-67-68-77-89

[ ] MLAC-Book-67-68-77-89

                                 VINTAGE ACCESS


                           PORTFOLIO ARCHITECT ACCESS





                            SCUDDER ADVOCATE ADVISOR


                          SCUDDER ADVOCATE ADVISOR-ST1


                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED


                                 APRIL 30, 2007



                                       FOR



METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT VARIABLE ANNUITY SEPARATE
                                  ACCOUNT 2002


                                    ISSUED BY


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT





This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with the Prospectus dated April 30, 2007. A copy of the Individual Variable Annuity Contract Prospectus may be obtained by writing to MetLife Life and Annuity Company of Connecticut, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS





          THE INSURANCE COMPANY........................................................       2
          PRINCIPAL UNDERWRITER........................................................       2
          DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT............................       2
          VALUATION OF ASSETS..........................................................       4
          FEDERAL TAX CONSIDERATIONS...................................................       5
          INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM................................       9
          CONDENSED FINANCIAL INFORMATION..............................................      10
          FINANCIAL STATEMENTS.........................................................       1

                              THE INSURANCE COMPANY


MetLife Life and Annuity Company of Connecticut (the "Company") is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.


The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.


THE SEPARATE ACCOUNT. MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002 (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it.
Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.


                              PRINCIPAL UNDERWRITER


MetLife Investors Distribution Company ("MLIDC")* serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is affiliated with the Company and the Separate Account.


                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT


Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.



Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.




                            UNDERWRITING COMMISSIONS



                                    UNDERWRITING COMMISSIONS PAID        AMOUNT OF UNDERWRITING
                                      TO THE DISTRIBUTOR BY THE        COMMISSIONS RETAINED BY THE
              YEAR                            COMPANY*                        DISTRIBUTOR*
--------------------------------  --------------------------------  --------------------------------


2006............................            $ 62,664,479                           $0

2005............................            $ 90,942,874                           $0

2004............................            $104,087,148                           $0




*Effective as of October 20, 2006, the former principal underwriter for the Separate Account and the Contracts, MLI Distribution LLC, merged with and into MetLife Investors Distribution Company.



The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2006 ranged from $2,289 to $5,893,669. The amount of commissions paid to selected broker-dealer firms during 2006 ranged from $650,170 to $26,200,094. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2006 ranged from $652,459 to $32,093,763.



The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDC under which the broker-dealer firms received additional compensation in 2006 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:





Citicorp Investment Services




Citigroup Global Markets Inc. (d/b/a Smith Barney)
DWS Scudder Distributors, Inc.
Merrill Lynch, Pierce, Fenner & Smith, Incorporated
Morgan Stanley DW, Inc.
PFS Investments, Inc. (d/b/a Primerica)
Pioneer Funds Distributor, Inc.
Tower Square Securities, Inc.

There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.




                               VALUATION OF ASSETS





FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.


THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

        (a) = investment income plus capital gains and losses (whether realized or unrealized);

        (b)  = any deduction for applicable taxes (presently zero); and

        (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

CALCULATION OF MONEY MARKET YIELD


From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:


        Effective Yield = ((BaseReturn + 1) to the power of (365 / 7)) - 1


Where:

Base Return = (AUV Change -- Contract Charge Adjustment) / Prior AUV.


AUV Change = Current AUV -- Prior AUV.



Contract Charge Adjustment = Average AUV * Period Charge.


Average AUV = (Current AUV + Prior AUV) / 2.


Period Charge = Annual Contract Fee * (7/365).


Prior AUV = Unit value as of 7 days prior.

Current AUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:

Base Return = AUV Change / Prior AUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.

                           FEDERAL TAX CONSIDERATIONS




The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.



MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS



Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.



NONQUALIFIED ANNUITY CONTRACTS



Individuals may purchase tax-deferred annuities without any contribution limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).



If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.



Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.



In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.



INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $4,000 for calendar year 2007, $5,000 for 2008, and may be indexed for inflation in future years. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.



The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $45,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM



Employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit is $10,500 in 2007 (which may be indexed for inflation for future years). (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.



ROTH IRAS



Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.



Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.



QUALIFIED PENSION AND PROFIT-SHARING PLANS



Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.



Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.



The annual limits that apply to the amounts that may be contributed to a defined contribution plan for 2007 is $45,000. The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") is $15,500 in 2007. The annual limit may be indexed for inflation in future years. Additional "catch-up contributions" may be made by individuals age 50 or over.



Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.



SECTION 403(B) PLANS



Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($15,500 in 2007).



Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the close of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.



FEDERAL INCOME TAX WITHHOLDING



The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:



1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES



There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:



(a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or



(b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or



(c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or



(d) the distribution is a hardship distribution.



A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.



2.  OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)



To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.



3.  PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
    YEAR)



The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.



Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.



Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S. citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements of MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002 (formerly, TLAC Variable Annuity Separate Account 2002) and the consolidated financial statements of MetLife Life and Annuity Company of Connecticut (formerly, The Travelers Life and Annuity Company) (the "Company") (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the acquisition of the Company by MetLife Inc. on July 1, 2005 and the application of the purchase method of accounting to the assets and liabilities of the Company as required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin 5.J., Push Down Basis of Accounting Required in Certain Limited Circumstances and such assets and liabilities were measured at their fair values as of the acquisition date in conformity with Statement of Financial Accounting Standards No. 141, Business Combinations) as of December 31, 2006 and 2005 (SUCCESSOR) and the related consolidated statements of income, stockholder's equity, and cash flows for the year ended December 31, 2006 (SUCCESSOR) and the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR) and the financial statement schedules as of December 31, 2006, and 2005 (SUCCESSOR), and for the year ended December 31, 2006 (SUCCESSOR) and the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and schedules of MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company) for the year ended December 31, 2004 have been included in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

                                 VINTAGE ACCESS

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the *mid-range* combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.00%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (3/03)...................................  2006      1.466          1.530               --
                                                       2005      1.429          1.466            3,836
                                                       2004      1.311          1.429            3,836
                                                       2003      1.000          1.311               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.427          1.390               --
                                                       2005      1.267          1.427               --
                                                       2004      1.193          1.267               --
                                                       2003      1.000          1.193               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2006      1.705          2.013          249,436
                                                       2005      1.525          1.705          258,401
                                                       2004      1.371          1.525            7,782
                                                       2003      1.000          1.371               --

  American Funds Growth Subaccount (Class 2) (3/03)..  2006      1.694          1.830          101,727
                                                       2005      1.487          1.694          102,769
                                                       2004      1.348          1.487           32,876
                                                       2003      1.000          1.348               --

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2006      1.481          1.672          162,729
                                                       2005      1.427          1.481          166,803
                                                       2004      1.319          1.427           20,001
                                                       2003      1.000          1.319               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.679          1.660               --
                                                       2005      1.449          1.679           28,114
                                                       2004      1.237          1.449               --
                                                       2003      1.000          1.237               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.757          2.285               --
                                                       2005      1.673          1.757               --
                                                       2004      1.299          1.673               --
                                                       2003      1.000          1.299               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.298          1.410               --
                                                       2005      1.202          1.298               --
                                                       2004      1.074          1.202               --
                                                       2003      1.000          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.442               --
                                                       2005      1.200          1.295           90,175
                                                       2004      1.067          1.200               --
                                                       2003      1.000          1.067               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2006      1.030          1.194           38,034
                                                       2005      1.000          1.030           38,034

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (3/03)........................  2006      1.566          1.669           20,584
                                                       2005      1.525          1.566           21,102
                                                       2004      1.396          1.525               --
                                                       2003      1.000          1.396               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.510          1.752               --
                                                       2005      1.393          1.510           18,573
                                                       2004      1.262          1.393           18,577
                                                       2003      1.000          1.262               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      2.202          2.765            2,459
                                                       2005      1.763          2.202            2,459
                                                       2004      1.442          1.763               --
                                                       2003      1.000          1.442               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.763          2.099           33,733
                                                       2005      1.632          1.763           33,733
                                                       2004      1.405          1.632           12,561
                                                       2003      1.000          1.405               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.675          2.000               --
                                                       2005      1.569          1.675               --
                                                       2004      1.380          1.569               --
                                                       2003      1.000          1.380               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (3/03).....................................  2006      1.706          1.895               --
                                                       2005      1.554          1.706               --
                                                       2004      1.316          1.554               --
                                                       2003      1.000          1.316               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.527          1.708               --
                                                       2005      1.498          1.527           17,037
                                                       2004      1.330          1.498           10,908
                                                       2003      1.000          1.330               --

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (3/03)..........  2006      1.204          1.392               --
                                                       2005      1.230          1.204               --
                                                       2004      1.214          1.230               --
                                                       2003      1.000          1.214               --

  LMPIS Premier Selections All Cap Growth Subaccount
  (3/03).............................................  2006      1.382          1.454               --
                                                       2005      1.326          1.382               --
                                                       2004      1.315          1.326               --
                                                       2003      1.000          1.315               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (3/03).............................................  2006      1.674          1.852               --
                                                       2005      1.628          1.674               --
                                                       2004      1.437          1.628               --
                                                       2003      1.000          1.437               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2006      1.520          1.760               --
                                                       2005      1.491          1.520               --
                                                       2004      1.404          1.491               --
                                                       2003      1.000          1.404               --

  LMPVPI Investors Subaccount (Class I) (3/03).......  2006      1.499          1.737            3,750
                                                       2005      1.435          1.499            3,754
                                                       2004      1.326          1.435            3,758
                                                       2003      1.000          1.326               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPI Small Cap Growth Subaccount (Class I)
  (3/03).............................................  2006      1.775          1.962               --
                                                       2005      1.726          1.775               --
                                                       2004      1.530          1.726               --
                                                       2003      1.000          1.530               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (3/03).............  2006      1.333          1.500           29,808
                                                       2005      1.304          1.333           29,808
                                                       2004      1.222          1.304           29,808
                                                       2003      1.000          1.222               --

  LMPVPII Diversified Strategic Income Subaccount
  (3/03).............................................  2006      1.131          1.169           15,237
                                                       2005      1.125          1.131           15,237
                                                       2004      1.076          1.125           31,835
                                                       2003      1.000          1.076               --

  LMPVPII Equity Index Subaccount (Class II) (3/03)..  2006      1.394          1.573          317,764
                                                       2005      1.364          1.394          330,306
                                                       2004      1.262          1.364               --
                                                       2003      1.000          1.262               --

  LMPVPII Fundamental Value Subaccount (3/03)........  2006      1.533          1.756            3,670
                                                       2005      1.493          1.533            3,670
                                                       2004      1.407          1.493            3,670
                                                       2003      1.000          1.407               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.993          1.013               --
                                                       2005      0.989          0.993               --
                                                       2004      0.998          0.989               --
                                                       2003      1.000          0.998               --

  LMPVPIII Aggressive Growth Subaccount (3/03).......  2006      1.533          1.635           14,893
                                                       2005      1.401          1.533           14,893
                                                       2004      1.300          1.401           14,893
                                                       2003      1.000          1.300               --

  LMPVPIII High Income Subaccount (3/03).............  2006      1.289          1.402           20,064
                                                       2005      1.282          1.289           96,818
                                                       2004      1.184          1.282           96,818
                                                       2003      1.000          1.184               --

  LMPVPIII Large Cap Growth Subaccount (3/03)........  2006      1.402          1.438               --
                                                       2005      1.360          1.402               --
                                                       2004      1.382          1.360               --
                                                       2003      1.000          1.382               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPIII Mid Cap Core Subaccount (3/03)............  2006      1.490          1.677               --
                                                       2005      1.404          1.490               --
                                                       2004      1.297          1.404               --
                                                       2003      1.000          1.297               --

  LMPVPIII Money Market Subaccount (3/03)............  2006      0.986          1.011          432,175
                                                       2005      0.978          0.986               --
                                                       2004      0.989          0.978          325,340
                                                       2003      1.000          0.989               --

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (3/03)............................  2006      1.385          1.543          365,891
                                                       2005      1.342          1.385          442,194
                                                       2004      1.284          1.342          321,369
                                                       2003      1.000          1.284           29,347

  LMPVPIV Multiple Discipline Subaccount-Balanced All
  Cap Growth and Value (3/03)........................  2006      1.251          1.355           22,620
                                                       2005      1.224          1.251           22,620
                                                       2004      1.189          1.224           22,620
                                                       2003      1.000          1.189               --

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (3/03)........................  2006      1.476          1.667          297,947
                                                       2005      1.413          1.476          297,947
                                                       2004      1.308          1.413          183,240
                                                       2003      1.000          1.308               --

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (3/03)............................  2006      1.345          1.481               --
                                                       2005      1.326          1.345               --
                                                       2004      1.267          1.326               --
                                                       2003      1.000          1.267               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.385          1.592           23,797
                                                       2005      1.369          1.385           23,797
                                                       2004      1.239          1.369               --
                                                       2003      1.000          1.239               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.618          1.780               --
                                                       2005      1.525          1.618           65,704
                                                       2004      1.255          1.525           65,704
                                                       2003      1.000          1.255               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (1/70).............................................  2006      1.606          1.696            2,019

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (1/70).............................................  2006      1.122          1.193            9,317

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2006      1.851          2.034           37,665

  MIST Janus Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2006      1.660          1.697           28,114

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70)...................................  2006      1.001          1.073           35,795

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (1/70).............................................  2006      0.970          1.069               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2006      1.490          1.468               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2006      1.232          1.219               --

  MIST MFS Value Subaccount (Class A) (1/70).........  2006      1.259          1.387               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (1/70)..........................................  2006      1.003          1.217               --

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2006      1.453          1.559           53,324

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2006      1.052          1.105               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2006      1.119          1.156               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70)..........................................  2006      1.003          1.026          153,685

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2006      1.574          1.532            2,088

  MSF BlackRock Bond Income Subaccount (Class E)
  (1/70).............................................  2006      1.000          1.069            2,785

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (1/70)..........................................  2006      1.000          1.404           37,389

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2006      1.402          1.417           11,350

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2006      1.527          1.563           33,088

  MSF MetLife Aggressive Allocation Subaccount
  (1/70).............................................  2006      1.002          1.057               --

  MSF MetLife Conservative Allocation Subaccount
  (1/70).............................................  2006      1.001          1.040               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (1/70)..................................  2006      1.002          1.046               --

  MSF MetLife Moderate Allocation Subaccount (1/70)..  2006      1.002          1.052               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (1/70)..................................  2006      1.002          1.057               --

  MSF MFS Total Return Subaccount (Class F) (1/70)...  2006      1.328          1.416          111,677

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2006      0.996          1.048               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2006      0.998          1.066               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.115          1.100            7,181
                                                       2005      1.114          1.115            7,181
                                                       2004      1.044          1.114            7,181
                                                       2003      1.000          1.044               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2006      1.054          1.073           56,931
                                                       2005      1.049          1.054           56,931
                                                       2004      1.021          1.049          127,566
                                                       2003      1.000          1.021               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2006      1.725          2.160               --
                                                       2005      1.568          1.725               --
                                                       2004      1.377          1.568               --
                                                       2003      1.000          1.377               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2006      2.004          2.304               --
                                                       2005      1.910          2.004               --
                                                       2004      1.544          1.910               --
                                                       2003      1.000          1.544               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.401          1.490               --
                                                       2005      1.314          1.401               --
                                                       2004      1.259          1.314               --
                                                       2003      1.000          1.259               --

  Travelers Equity Income Subaccount (3/03)..........  2006      1.456          1.527               --
                                                       2005      1.421          1.456           33,092
                                                       2004      1.320          1.421            3,849
                                                       2003      1.000          1.320               --

  Travelers Large Cap Subaccount (3/03)..............  2006      1.362          1.402               --
                                                       2005      1.278          1.362            6,853
                                                       2004      1.224          1.278               --
                                                       2003      1.000          1.224               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.026          1.089               --
                                                       2005      1.000          1.026               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (12/05).................................  2006      1.008          1.010               --
                                                       2005      1.006          1.008               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.037          1.073               --
                                                       2005      0.994          1.037               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.050          1.094               --
                                                       2005      1.000          1.050               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.023          1.042               --
                                                       2005      1.000          1.023               --

  Travelers Managed Income Subaccount (3/03).........  2006      1.044          1.033               --
                                                       2005      1.050          1.044            2,785
                                                       2004      1.042          1.050               --
                                                       2003      1.000          1.042               --

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.514          1.606               --
                                                       2005      1.379          1.514            2,019
                                                       2004      1.214          1.379               --
                                                       2003      1.000          1.214               --

  Travelers MFS Mid Cap Growth Subaccount (3/03).....  2006      1.489          1.574               --
                                                       2005      1.474          1.489            2,088
                                                       2004      1.318          1.474               --
                                                       2003      1.000          1.318               --

  Travelers MFS Total Return Subaccount (3/03).......  2006      1.288          1.328               --
                                                       2005      1.277          1.288          112,890
                                                       2004      1.168          1.277           32,407
                                                       2003      1.000          1.168               --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.166          1.259               --
                                                       2005      1.118          1.166               --
                                                       2004      1.000          1.118               --

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.613          1.851               --
                                                       2005      1.503          1.613           37,665
                                                       2004      1.324          1.503               --
                                                       2003      1.000          1.324               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.372          1.453               --
                                                       2005      1.320          1.372           53,324
                                                       2004      1.212          1.320               --
                                                       2003      1.000          1.212               --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.001          1.052               --
                                                       2005      1.000          1.001               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.109          1.119               --
                                                       2005      1.091          1.109               --
                                                       2004      1.000          1.091               --

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.372          1.430               --
                                                       2005      1.372          1.372            4,408
                                                       2004      1.270          1.372               --
                                                       2003      1.000          1.270               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.071          1.232               --
                                                       2005      1.000          1.071               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.980          1.122               --
                                                       2005      1.000          0.980            9,317

  Travelers Van Kampen Enterprise Subaccount (3/03)..  2006      1.321          1.369               --
                                                       2005      1.250          1.321           37,389
                                                       2004      1.228          1.250               --
                                                       2003      1.000          1.228               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (3/03)..........................................  2006      1.347          1.358               --
                                                       2005      1.273          1.347               --
                                                       2004      1.213          1.273               --
                                                       2003      1.000          1.213               --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class) (3/03)...  2006      1.667          1.823           32,219
                                                       2005      1.455          1.667          100,893
                                                       2004      1.287          1.455           72,462
                                                       2003      1.000          1.287               --

  VIP Mid Cap Subaccount (Service Class 2) (3/03)....  2006      2.036          2.243          100,243
                                                       2005      1.760          2.036          102,912
                                                       2004      1.440          1.760               --
                                                       2003      1.000          1.440               --

                         SEPARATE ACCOUNT CHARGES 2.05%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (3/03)...................................  2006      1.201          1.254               --
                                                       2005      1.172          1.201               --
                                                       2004      1.076          1.172               --
                                                       2003      1.000          1.076               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.234          1.201               --
                                                       2005      1.096          1.234               --
                                                       2004      1.033          1.096               --
                                                       2003      1.000          1.033               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2006      1.323          1.561           35,939
                                                       2005      1.184          1.323           35,940
                                                       2004      1.065          1.184               --
                                                       2003      1.000          1.065               --

  American Funds Growth Subaccount (Class 2) (3/03)..  2006      1.310          1.414           73,070
                                                       2005      1.150          1.310           73,074
                                                       2004      1.044          1.150               --
                                                       2003      1.000          1.044               --

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2006      1.191          1.344           82,440
                                                       2005      1.148          1.191           82,451
                                                       2004      1.062          1.148               --
                                                       2003      1.000          1.062               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.435          1.418               --
                                                       2005      1.239          1.435               --
                                                       2004      1.058          1.239               --
                                                       2003      1.000          1.058               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.423          1.849               --
                                                       2005      1.355          1.423               --
                                                       2004      1.053          1.355               --
                                                       2003      1.000          1.053               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.297          1.408               --
                                                       2005      1.201          1.297               --
                                                       2004      1.074          1.201               --
                                                       2003      1.000          1.074               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.294          1.440               --
                                                       2005      1.199          1.294               --
                                                       2004      1.067          1.199               --
                                                       2003      1.000          1.067               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2006      1.030          1.193               --
                                                       2005      1.000          1.030               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (3/03)........................  2006      1.157          1.232               --
                                                       2005      1.127          1.157               --
                                                       2004      1.031          1.127               --
                                                       2003      1.000          1.031               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.260          1.462               --
                                                       2005      1.164          1.260               --
                                                       2004      1.055          1.164               --
                                                       2003      1.000          1.055               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      1.652          2.073               --
                                                       2005      1.323          1.652               --
                                                       2004      1.083          1.323               --
                                                       2003      1.000          1.083               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.336          1.590               --
                                                       2005      1.238          1.336               --
                                                       2004      1.066          1.238               --
                                                       2003      1.000          1.066               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.307          1.560               --
                                                       2005      1.226          1.307               --
                                                       2004      1.078          1.226               --
                                                       2003      1.000          1.078               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (3/03).....................................  2006      1.342          1.490               --
                                                       2005      1.223          1.342               --
                                                       2004      1.036          1.223               --
                                                       2003      1.000          1.036               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.202          1.344               --
                                                       2005      1.180          1.202               --
                                                       2004      1.048          1.180               --
                                                       2003      1.000          1.048               --

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (3/03)..........  2006      1.036          1.197               --
                                                       2005      1.059          1.036               --
                                                       2004      1.046          1.059               --
                                                       2003      1.000          1.046               --

  LMPIS Premier Selections All Cap Growth Subaccount
  (3/03).............................................  2006      1.077          1.133               --
                                                       2005      1.034          1.077               --
                                                       2004      1.026          1.034               --
                                                       2003      1.000          1.026               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (3/03).............................................  2006      1.223          1.352               --
                                                       2005      1.190          1.223               --
                                                       2004      1.050          1.190               --
                                                       2003      1.000          1.050               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2006      1.154          1.335               --
                                                       2005      1.132          1.154               --
                                                       2004      1.067          1.132               --
                                                       2003      1.000          1.067               --

  LMPVPI Investors Subaccount (Class I) (3/03).......  2006      1.209          1.401               --
                                                       2005      1.158          1.209               --
                                                       2004      1.071          1.158               --
                                                       2003      1.000          1.071               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (3/03).............................................  2006      1.219          1.346               --
                                                       2005      1.186          1.219               --
                                                       2004      1.051          1.186               --
                                                       2003      1.000          1.051               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (3/03).............  2006      1.154          1.297               --
                                                       2005      1.129          1.154               --
                                                       2004      1.059          1.129               --
                                                       2003      1.000          1.059               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPII Diversified Strategic Income Subaccount
  (3/03).............................................  2006      1.075          1.110               --
                                                       2005      1.070          1.075               --
                                                       2004      1.023          1.070               --
                                                       2003      1.000          1.023               --

  LMPVPII Equity Index Subaccount (Class II) (3/03)..  2006      1.170          1.320               --
                                                       2005      1.145          1.170               --
                                                       2004      1.061          1.145               --
                                                       2003      1.000          1.061               --

  LMPVPII Fundamental Value Subaccount (3/03)........  2006      1.163          1.330               --
                                                       2005      1.132          1.163               --
                                                       2004      1.068          1.132               --
                                                       2003      1.000          1.068               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.993          1.013               --
                                                       2005      0.991          0.993               --
                                                       2004      1.000          0.991               --
                                                       2003      1.000          1.000               --

  LMPVPIII Aggressive Growth Subaccount (3/03).......  2006      1.267          1.350           27,445
                                                       2005      1.158          1.267           27,451
                                                       2004      1.075          1.158               --
                                                       2003      1.000          1.075               --

  LMPVPIII High Income Subaccount (3/03).............  2006      1.126          1.224               --
                                                       2005      1.120          1.126               --
                                                       2004      1.035          1.120               --
                                                       2003      1.000          1.035               --

  LMPVPIII Large Cap Growth Subaccount (3/03)........  2006      1.056          1.083               --
                                                       2005      1.025          1.056               --
                                                       2004      1.042          1.025               --
                                                       2003      1.000          1.042               --

  LMPVPIII Mid Cap Core Subaccount (3/03)............  2006      1.189          1.337               --
                                                       2005      1.120          1.189               --
                                                       2004      1.036          1.120               --
                                                       2003      1.000          1.036               --

  LMPVPIII Money Market Subaccount (3/03)............  2006      0.993          1.018               --
                                                       2005      0.986          0.993               --
                                                       2004      0.998          0.986               --
                                                       2003      1.000          0.998               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (3/03)............................  2006      1.147          1.277               --
                                                       2005      1.112          1.147               --
                                                       2004      1.065          1.112               --
                                                       2003      1.000          1.065               --

  LMPVPIV Multiple Discipline Subaccount-Balanced All
  Cap Growth and Value (3/03)........................  2006      1.100          1.191            6,382
                                                       2005      1.077          1.100            6,388
                                                       2004      1.047          1.077               --
                                                       2003      1.000          1.047               --

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (3/03)........................  2006      1.207          1.362               --
                                                       2005      1.156          1.207               --
                                                       2004      1.070          1.156               --
                                                       2003      1.000          1.070               --

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (3/03)............................  2006      1.126          1.239               --
                                                       2005      1.110          1.126               --
                                                       2004      1.061          1.110               --
                                                       2003      1.000          1.061               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.201          1.380               --
                                                       2005      1.188          1.201               --
                                                       2004      1.076          1.188               --
                                                       2003      1.000          1.076               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.390          1.529            3,420
                                                       2005      1.311          1.390            3,423
                                                       2004      1.079          1.311               --
                                                       2003      1.000          1.079               --

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (1/70).............................................  2006      1.373          1.450               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (1/70).............................................  2006      1.122          1.192               --

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2006      1.508          1.656               --

  MIST Janus Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2006      1.418          1.449               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70)...................................  2006      1.001          1.073               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (1/70).............................................  2006      0.970          1.069               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2006      1.229          1.210               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2006      1.231          1.218               --

  MIST MFS Value Subaccount (Class A) (1/70).........  2006      1.257          1.385               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (1/70)..........................................  2006      1.003          1.216               --

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2006      1.270          1.361               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2006      1.052          1.104               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2006      1.117          1.154               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70)..........................................  2006      1.003          1.026               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2006      1.216          1.183               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (1/70).............................................  2006      1.000          1.040           41,879

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (1/70)..........................................  2006      1.000          1.181               --

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2006      1.205          1.217               --

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2006      1.226          1.254               --

  MSF MetLife Aggressive Allocation Subaccount
  (1/70).............................................  2006      1.002          1.057               --

  MSF MetLife Conservative Allocation Subaccount
  (1/70).............................................  2006      1.001          1.040               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (1/70)..................................  2006      1.002          1.046               --

  MSF MetLife Moderate Allocation Subaccount (1/70)..  2006      1.002          1.051               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (1/70)..................................  2006      1.002          1.056               --

  MSF MFS Total Return Subaccount (Class F) (1/70)...  2006      1.194          1.273               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2006      0.996          1.048               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2006      0.998          1.066               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.083          1.068               --
                                                       2005      1.083          1.083               --
                                                       2004      1.015          1.083               --
                                                       2003      1.000          1.015               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2006      1.047          1.065            9,404
                                                       2005      1.043          1.047            9,418
                                                       2004      1.015          1.043               --
                                                       2003      1.000          1.015               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2006      1.369          1.714               --
                                                       2005      1.246          1.369               --
                                                       2004      1.094          1.246               --
                                                       2003      1.000          1.094               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2006      1.399          1.608               --
                                                       2005      1.334          1.399               --
                                                       2004      1.079          1.334               --
                                                       2003      1.000          1.079               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.156          1.229               --
                                                       2005      1.085          1.156               --
                                                       2004      1.040          1.085               --
                                                       2003      1.000          1.040               --

  Travelers Equity Income Subaccount (3/03)..........  2006      1.168          1.226               --
                                                       2005      1.141          1.168               --
                                                       2004      1.060          1.141               --
                                                       2003      1.000          1.060               --

  Travelers Large Cap Subaccount (3/03)..............  2006      1.171          1.205               --
                                                       2005      1.099          1.171               --
                                                       2004      1.053          1.099               --
                                                       2003      1.000          1.053               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.026          1.089               --
                                                       2005      1.000          1.026               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (12/05).................................  2006      1.008          1.010               --
                                                       2005      1.005          1.008               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.037          1.072               --
                                                       2005      0.994          1.037               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.050          1.093               --
                                                       2005      1.000          1.050               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.023          1.041               --
                                                       2005      1.000          1.023               --

  Travelers Managed Income Subaccount (3/03).........  2006      1.016          1.005               --
                                                       2005      1.023          1.016           41,879
                                                       2004      1.015          1.023               --
                                                       2003      1.000          1.015               --

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.295          1.373               --
                                                       2005      1.180          1.295               --
                                                       2004      1.039          1.180               --
                                                       2003      1.000          1.039               --

  Travelers MFS Mid Cap Growth Subaccount (3/03).....  2006      1.151          1.216               --
                                                       2005      1.140          1.151               --
                                                       2004      1.019          1.140               --
                                                       2003      1.000          1.019               --

  Travelers MFS Total Return Subaccount (3/03).......  2006      1.159          1.194               --
                                                       2005      1.149          1.159               --
                                                       2004      1.052          1.149               --
                                                       2003      1.000          1.052               --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.165          1.257               --
                                                       2005      1.117          1.165               --
                                                       2004      1.000          1.117               --

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.314          1.508               --
                                                       2005      1.225          1.314               --
                                                       2004      1.080          1.225               --
                                                       2003      1.000          1.080               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.198          1.270               --
                                                       2005      1.154          1.198               --
                                                       2004      1.060          1.154               --
                                                       2003      1.000          1.060               --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.001          1.052               --
                                                       2005      1.000          1.001               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.108          1.117               --
                                                       2005      1.091          1.108               --
                                                       2004      1.000          1.091               --

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.152          1.201               --
                                                       2005      1.153          1.152               --
                                                       2004      1.067          1.153               --
                                                       2003      1.000          1.067               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.071          1.231               --
                                                       2005      1.000          1.071               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.979          1.122               --
                                                       2005      1.000          0.979               --

  Travelers Van Kampen Enterprise Subaccount (3/03)..  2006      1.112          1.153               --
                                                       2005      1.053          1.112               --
                                                       2004      1.035          1.053               --
                                                       2003      1.000          1.035               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (3/03)..........................................  2006      1.119          1.128               --
                                                       2005      1.058          1.119               --
                                                       2004      1.009          1.058               --
                                                       2003      1.000          1.009               --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class) (3/03)...  2006      1.355          1.482               --
                                                       2005      1.184          1.355               --
                                                       2004      1.048          1.184               --
                                                       2003      1.000          1.048               --

  VIP Mid Cap Subaccount (Service Class 2) (3/03)....  2006      1.525          1.679               --
                                                       2005      1.319          1.525               --
                                                       2004      1.080          1.319               --
                                                       2003      1.000          1.080               --

                         SEPARATE ACCOUNT CHARGES 2.20%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (3/03)...................................  2006      1.458          1.521                --
                                                       2005      1.424          1.458            14,622
                                                       2004      1.309          1.424           239,175
                                                       2003      1.000          1.309           154,743

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.419          1.379                --
                                                       2005      1.263          1.419                --
                                                       2004      1.192          1.263                --
                                                       2003      1.000          1.192                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2006      1.696          1.998           352,227
                                                       2005      1.520          1.696           311,115
                                                       2004      1.369          1.520           152,636
                                                       2003      1.000          1.369             7,894

  American Funds Growth Subaccount (Class 2) (3/03)..  2006      1.684          1.816           891,439
                                                       2005      1.482          1.684         1,157,392
                                                       2004      1.346          1.482           542,670
                                                       2003      1.000          1.346           119,024

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2006      1.472          1.659           693,728
                                                       2005      1.422          1.472           738,222
                                                       2004      1.317          1.422           433,106
                                                       2003      1.000          1.317             3,553

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.670          1.649                --
                                                       2005      1.444          1.670            44,279
                                                       2004      1.235          1.444                --
                                                       2003      1.000          1.235                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.748          2.267                --
                                                       2005      1.667          1.748            20,620
                                                       2004      1.297          1.667                --
                                                       2003      1.000          1.297                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.403                --
                                                       2005      1.199          1.293           103,561
                                                       2004      1.073          1.199                --
                                                       2003      1.000          1.073                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.290          1.435                --
                                                       2005      1.197          1.290            17,336
                                                       2004      1.067          1.197                --
                                                       2003      1.000          1.067                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2006      1.029          1.190                --
                                                       2005      1.000          1.029                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (3/03)........................  2006      1.558          1.656            56,953
                                                       2005      1.520          1.558            66,022
                                                       2004      1.393          1.520            45,755
                                                       2003      1.000          1.393                --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.501          1.739                --
                                                       2005      1.388          1.501           195,115
                                                       2004      1.260          1.388           129,222
                                                       2003      1.000          1.260            80,498

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      2.191          2.745            84,885
                                                       2005      1.757          2.191           115,785
                                                       2004      1.440          1.757            10,803
                                                       2003      1.000          1.440                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.753          2.083           101,112
                                                       2005      1.627          1.753           200,936
                                                       2004      1.403          1.627            32,716
                                                       2003      1.000          1.403                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.666          1.985                --
                                                       2005      1.564          1.666           281,583
                                                       2004      1.378          1.564             7,737
                                                       2003      1.000          1.378                --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (3/03).....................................  2006      1.697          1.881            11,583
                                                       2005      1.548          1.697            11,583
                                                       2004      1.314          1.548             9,204
                                                       2003      1.000          1.314             7,826

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.519          1.696                --
                                                       2005      1.493          1.519            63,025
                                                       2004      1.329          1.493             1,482
                                                       2003      1.000          1.329                --

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (3/03)..........  2006      1.197          1.381            54,142
                                                       2005      1.226          1.197            58,139
                                                       2004      1.212          1.226            27,517
                                                       2003      1.000          1.212                --

  LMPIS Premier Selections All Cap Growth Subaccount
  (3/03).............................................  2006      1.374          1.443                --
                                                       2005      1.321          1.374                --
                                                       2004      1.313          1.321                --
                                                       2003      1.000          1.313                --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (3/03).............................................  2006      1.665          1.839                --
                                                       2005      1.622          1.665                --
                                                       2004      1.434          1.622                --
                                                       2003      1.000          1.434                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2006      1.512          1.747             6,365
                                                       2005      1.485          1.512             1,675
                                                       2004      1.402          1.485           104,060
                                                       2003      1.000          1.402           102,702

  LMPVPI Investors Subaccount (Class I) (3/03).......  2006      1.490          1.724             9,195
                                                       2005      1.430          1.490             9,199
                                                       2004      1.324          1.430             1,406
                                                       2003      1.000          1.324                --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (3/03).............................................  2006      1.765          1.947            48,764
                                                       2005      1.720          1.765            20,331
                                                       2004      1.527          1.720            11,011
                                                       2003      1.000          1.527            11,011

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (3/03).............  2006      1.325          1.488           191,640
                                                       2005      1.299          1.325           222,148
                                                       2004      1.221          1.299           147,770
                                                       2003      1.000          1.221                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPII Diversified Strategic Income Subaccount
  (3/03).............................................  2006      1.125          1.160           214,333
                                                       2005      1.121          1.125           213,996
                                                       2004      1.074          1.121           103,953
                                                       2003      1.000          1.074                --

  LMPVPII Equity Index Subaccount (Class II) (3/03)..  2006      1.386          1.561           136,974
                                                       2005      1.359          1.386           140,639
                                                       2004      1.260          1.359            63,632
                                                       2003      1.000          1.260                --

  LMPVPII Fundamental Value Subaccount (3/03)........  2006      1.525          1.742           125,764
                                                       2005      1.487          1.525           152,231
                                                       2004      1.405          1.487           189,617
                                                       2003      1.000          1.405             7,465

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.988          1.006            92,288
                                                       2005      0.987          0.988           102,498
                                                       2004      0.997          0.987           277,373
                                                       2003      1.000          0.997                --

  LMPVPIII Aggressive Growth Subaccount (3/03).......  2006      1.525          1.623            83,434
                                                       2005      1.396          1.525           167,427
                                                       2004      1.298          1.396           264,720
                                                       2003      1.000          1.298            77,320

  LMPVPIII High Income Subaccount (3/03).............  2006      1.282          1.392            77,047
                                                       2005      1.277          1.282           134,861
                                                       2004      1.182          1.277           157,571
                                                       2003      1.000          1.182                --

  LMPVPIII Large Cap Growth Subaccount (3/03)........  2006      1.395          1.427            17,951
                                                       2005      1.355          1.395            18,436
                                                       2004      1.380          1.355            18,411
                                                       2003      1.000          1.380                --

  LMPVPIII Mid Cap Core Subaccount (3/03)............  2006      1.482          1.665            60,112
                                                       2005      1.399          1.482           101,444
                                                       2004      1.295          1.399           290,824
                                                       2003      1.000          1.295                --

  LMPVPIII Money Market Subaccount (3/03)............  2006      0.980          1.003                --
                                                       2005      0.975          0.980            10,329
                                                       2004      0.988          0.975           183,524
                                                       2003      1.000          0.988             6,840

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (3/03)............................  2006      1.377          1.531           872,767
                                                       2005      1.338          1.377         1,049,838
                                                       2004      1.282          1.338           978,760
                                                       2003      1.000          1.282           147,033

  LMPVPIV Multiple Discipline Subaccount-Balanced All
  Cap Growth and Value (3/03)........................  2006      1.244          1.345         1,130,686
                                                       2005      1.220          1.244         1,439,374
                                                       2004      1.187          1.220         1,316,949
                                                       2003      1.000          1.187           201,847

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (3/03)........................  2006      1.468          1.654           544,404
                                                       2005      1.408          1.468           553,251
                                                       2004      1.306          1.408           338,277
                                                       2003      1.000          1.306                --

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (3/03)............................  2006      1.338          1.470            18,133
                                                       2005      1.321          1.338            18,193
                                                       2004      1.265          1.321            18,112
                                                       2003      1.000          1.265             8,364

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.378          1.581           216,659
                                                       2005      1.364          1.378           221,399
                                                       2004      1.238          1.364           143,847
                                                       2003      1.000          1.238                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.610          1.767           131,615
                                                       2005      1.520          1.610           173,155
                                                       2004      1.253          1.520            38,251
                                                       2003      1.000          1.253                --

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (1/70).............................................  2006      1.596          1.683            82,202

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (1/70).............................................  2006      1.120          1.190                --

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2006      1.839          2.019            63,837

  MIST Janus Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2006      1.649          1.684            54,161

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70)...................................  2006      1.001          1.072           171,873

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (1/70).............................................  2006      0.970          1.068                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2006      1.480          1.457                --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2006      1.229          1.215             8,360

  MIST MFS Value Subaccount (Class A) (1/70).........  2006      1.254          1.380            86,479

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (1/70)..........................................  2006      1.003          1.215            64,528

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2006      1.445          1.547             9,481

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2006      1.051          1.101            21,269

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2006      1.114          1.149           340,509

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70)..........................................  2006      1.003          1.025           158,242

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2006      1.564          1.521                --

  MSF BlackRock Bond Income Subaccount (Class E)
  (1/70).............................................  2006      1.000          1.061            46,274

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (1/70)..........................................  2006      1.000          1.393                --

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2006      1.393          1.406            41,136

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2006      1.518          1.551           249,144

  MSF MetLife Aggressive Allocation Subaccount
  (1/70).............................................  2006      1.002          1.056                --

  MSF MetLife Conservative Allocation Subaccount
  (1/70).............................................  2006      1.001          1.038                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (1/70)..................................  2006      1.002          1.045           120,201

  MSF MetLife Moderate Allocation Subaccount (1/70)..  2006      1.002          1.050           264,955

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (1/70)..................................  2006      1.002          1.055           267,079

  MSF MFS Total Return Subaccount (Class F) (1/70)...  2006      1.320          1.405           569,992

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2006      0.996          1.047           644,897

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2006      0.998          1.064                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.109          1.092           180,266
                                                       2005      1.110          1.109           208,749
                                                       2004      1.042          1.110           157,639
                                                       2003      1.000          1.042             8,555

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2006      1.048          1.064           589,101
                                                       2005      1.046          1.048           611,269
                                                       2004      1.019          1.046           458,318
                                                       2003      1.000          1.019                --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2006      1.716          2.144                --
                                                       2005      1.563          1.716                --
                                                       2004      1.375          1.563                --
                                                       2003      1.000          1.375                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2006      1.993          2.286            51,733
                                                       2005      1.903          1.993            26,730
                                                       2004      1.541          1.903            13,240
                                                       2003      1.000          1.541                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.393          1.480                --
                                                       2005      1.309          1.393                --
                                                       2004      1.257          1.309                --
                                                       2003      1.000          1.257                --

  Travelers Equity Income Subaccount (3/03)..........  2006      1.448          1.518                --
                                                       2005      1.416          1.448           225,054
                                                       2004      1.318          1.416            83,992
                                                       2003      1.000          1.318             9,187

  Travelers Large Cap Subaccount (3/03)..............  2006      1.354          1.393                --
                                                       2005      1.274          1.354            32,294
                                                       2004      1.222          1.274             2,890
                                                       2003      1.000          1.222                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.025          1.088                --
                                                       2005      1.000          1.025                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (12/05).................................  2006      1.007          1.009                --
                                                       2005      1.005          1.007                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.036          1.071                --
                                                       2005      0.994          1.036           247,822

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.049          1.092                --
                                                       2005      1.000          1.049           249,318

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.022          1.040                --
                                                       2005      1.000          1.022           110,895

  Travelers Managed Income Subaccount (3/03).........  2006      1.038          1.026                --
                                                       2005      1.047          1.038            96,640
                                                       2004      1.040          1.047            89,889
                                                       2003      1.000          1.040                --

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.506          1.596                --
                                                       2005      1.374          1.506            79,498
                                                       2004      1.212          1.374                --
                                                       2003      1.000          1.212                --

  Travelers MFS Mid Cap Growth Subaccount (3/03).....  2006      1.481          1.564                --
                                                       2005      1.469          1.481                --
                                                       2004      1.316          1.469                --
                                                       2003      1.000          1.316                --

  Travelers MFS Total Return Subaccount (3/03).......  2006      1.281          1.320                --
                                                       2005      1.272          1.281           687,194
                                                       2004      1.167          1.272           170,874
                                                       2003      1.000          1.167            12,195

  Travelers MFS Value Subaccount (5/04)..............  2006      1.163          1.254                --
                                                       2005      1.116          1.163           359,684
                                                       2004      1.000          1.116            44,093

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.604          1.839                --
                                                       2005      1.497          1.604            66,903
                                                       2004      1.322          1.497            27,609
                                                       2003      1.000          1.322                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.364          1.445                --
                                                       2005      1.316          1.364             6,297
                                                       2004      1.210          1.316                --
                                                       2003      1.000          1.210                --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.000          1.051                --
                                                       2005      1.000          1.000                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.105          1.114                --
                                                       2005      1.090          1.105           285,343
                                                       2004      1.000          1.090           123,208

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.365          1.421                --
                                                       2005      1.367          1.365             2,341
                                                       2004      1.268          1.367                --
                                                       2003      1.000          1.268                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.070          1.229                --
                                                       2005      1.000          1.070             5,294

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.979          1.120                --
                                                       2005      1.000          0.979                --

  Travelers Van Kampen Enterprise Subaccount (3/03)..  2006      1.314          1.361                --
                                                       2005      1.246          1.314                --
                                                       2004      1.226          1.246                --
                                                       2003      1.000          1.226                --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (3/03)..........................................  2006      1.339          1.348            23,362
                                                       2005      1.269          1.339            23,362
                                                       2004      1.211          1.269            11,895
                                                       2003      1.000          1.211                --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class) (3/03)...  2006      1.657          1.809            37,277
                                                       2005      1.450          1.657            41,948
                                                       2004      1.285          1.450            11,282
                                                       2003      1.000          1.285                --

  VIP Mid Cap Subaccount (Service Class 2) (3/03)....  2006      2.025          2.227           167,194
                                                       2005      1.754          2.025           143,326
                                                       2004      1.438          1.754            18,434
                                                       2003      1.000          1.438                --

                         SEPARATE ACCOUNT CHARGES 2.25%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (3/03)...................................  2006      1.196          1.248             --
                                                       2005      1.170          1.196             --
                                                       2004      1.075          1.170             --
                                                       2003      1.000          1.075             --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.229          1.194             --
                                                       2005      1.094          1.229             --
                                                       2004      1.033          1.094             --
                                                       2003      1.000          1.033             --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2006      1.318          1.552             --
                                                       2005      1.181          1.318             --
                                                       2004      1.065          1.181             --
                                                       2003      1.000          1.065             --

  American Funds Growth Subaccount (Class 2) (3/03)..  2006      1.304          1.405             --
                                                       2005      1.148          1.304             --
                                                       2004      1.043          1.148             --
                                                       2003      1.000          1.043             --

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2006      1.186          1.336             --
                                                       2005      1.146          1.186             --
                                                       2004      1.062          1.146             --
                                                       2003      1.000          1.062             --

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.429          1.411             --
                                                       2005      1.236          1.429             --
                                                       2004      1.058          1.236             --
                                                       2003      1.000          1.058             --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.417          1.838             --
                                                       2005      1.352          1.417             --
                                                       2004      1.052          1.352             --
                                                       2003      1.000          1.052             --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.291          1.401             --
                                                       2005      1.199          1.291             --
                                                       2004      1.073          1.199             --
                                                       2003      1.000          1.073             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.289          1.433             --
                                                       2005      1.197          1.289             --
                                                       2004      1.067          1.197             --
                                                       2003      1.000          1.067             --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2006      1.028          1.189             --
                                                       2005      1.000          1.028             --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (3/03)........................  2006      1.152          1.224             --
                                                       2005      1.124          1.152             --
                                                       2004      1.031          1.124             --
                                                       2003      1.000          1.031             --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.255          1.453             --
                                                       2005      1.161          1.255             --
                                                       2004      1.054          1.161             --
                                                       2003      1.000          1.054             --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      1.645          2.060             --
                                                       2005      1.320          1.645             --
                                                       2004      1.082          1.320             --
                                                       2003      1.000          1.082             --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.331          1.580             --
                                                       2005      1.235          1.331             --
                                                       2004      1.066          1.235             --
                                                       2003      1.000          1.066             --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.302          1.550             --
                                                       2005      1.223          1.302             --
                                                       2004      1.078          1.223             --
                                                       2003      1.000          1.078             --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (3/03).....................................  2006      1.337          1.481             --
                                                       2005      1.220          1.337             --
                                                       2004      1.036          1.220             --
                                                       2003      1.000          1.036             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.197          1.336             --
                                                       2005      1.177          1.197             --
                                                       2004      1.048          1.177             --
                                                       2003      1.000          1.048             --

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (3/03)..........  2006      1.031          1.189             --
                                                       2005      1.057          1.031             --
                                                       2004      1.045          1.057             --
                                                       2003      1.000          1.045             --

  LMPIS Premier Selections All Cap Growth Subaccount
  (3/03).............................................  2006      1.072          1.126             --
                                                       2005      1.032          1.072             --
                                                       2004      1.026          1.032             --
                                                       2003      1.000          1.026             --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (3/03).............................................  2006      1.217          1.344             --
                                                       2005      1.187          1.217             --
                                                       2004      1.050          1.187             --
                                                       2003      1.000          1.050             --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2006      1.149          1.327             --
                                                       2005      1.129          1.149             --
                                                       2004      1.066          1.129             --
                                                       2003      1.000          1.066             --

  LMPVPI Investors Subaccount (Class I) (3/03).......  2006      1.204          1.392             --
                                                       2005      1.156          1.204             --
                                                       2004      1.071          1.156             --
                                                       2003      1.000          1.071             --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (3/03).............................................  2006      1.213          1.338             --
                                                       2005      1.183          1.213             --
                                                       2004      1.051          1.183             --
                                                       2003      1.000          1.051             --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (3/03).............  2006      1.149          1.289             --
                                                       2005      1.126          1.149             --
                                                       2004      1.059          1.126             --
                                                       2003      1.000          1.059             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPII Diversified Strategic Income Subaccount
  (3/03).............................................  2006      1.071          1.103             --
                                                       2005      1.068          1.071             --
                                                       2004      1.023          1.068             --
                                                       2003      1.000          1.023             --

  LMPVPII Equity Index Subaccount (Class II) (3/03)..  2006      1.165          1.311             --
                                                       2005      1.143          1.165             --
                                                       2004      1.060          1.143             --
                                                       2003      1.000          1.060             --

  LMPVPII Fundamental Value Subaccount (3/03)........  2006      1.158          1.322             --
                                                       2005      1.130          1.158             --
                                                       2004      1.068          1.130             --
                                                       2003      1.000          1.068             --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.989          1.007             --
                                                       2005      0.988          0.989             --
                                                       2004      0.999          0.988             --
                                                       2003      1.000          0.999             --

  LMPVPIII Aggressive Growth Subaccount (3/03).......  2006      1.261          1.342             --
                                                       2005      1.155          1.261             --
                                                       2004      1.075          1.155             --
                                                       2003      1.000          1.075             --

  LMPVPIII High Income Subaccount (3/03).............  2006      1.121          1.217             --
                                                       2005      1.117          1.121             --
                                                       2004      1.035          1.117             --
                                                       2003      1.000          1.035             --

  LMPVPIII Large Cap Growth Subaccount (3/03)........  2006      1.052          1.076             --
                                                       2005      1.022          1.052             --
                                                       2004      1.042          1.022             --
                                                       2003      1.000          1.042             --

  LMPVPIII Mid Cap Core Subaccount (3/03)............  2006      1.184          1.329             --
                                                       2005      1.118          1.184             --
                                                       2004      1.035          1.118             --
                                                       2003      1.000          1.035             --

  LMPVPIII Money Market Subaccount (3/03)............  2006      0.989          1.012             --
                                                       2005      0.984          0.989             --
                                                       2004      0.998          0.984             --
                                                       2003      1.000          0.998             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (3/03)............................  2006      1.142          1.269             --
                                                       2005      1.110          1.142             --
                                                       2004      1.064          1.110             --
                                                       2003      1.000          1.064             --

  LMPVPIV Multiple Discipline Subaccount-Balanced All
  Cap Growth and Value (3/03)........................  2006      1.095          1.183             --
                                                       2005      1.074          1.095             --
                                                       2004      1.046          1.074             --
                                                       2003      1.000          1.046             --

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (3/03)........................  2006      1.202          1.354             --
                                                       2005      1.154          1.202             --
                                                       2004      1.070          1.154             --
                                                       2003      1.000          1.070             --

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (3/03)............................  2006      1.121          1.231             --
                                                       2005      1.107          1.121             --
                                                       2004      1.061          1.107             --
                                                       2003      1.000          1.061             --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.196          1.372             --
                                                       2005      1.185          1.196             --
                                                       2004      1.076          1.185             --
                                                       2003      1.000          1.076             --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.384          1.519             --
                                                       2005      1.308          1.384             --
                                                       2004      1.079          1.308             --
                                                       2003      1.000          1.079             --

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (1/70).............................................  2006      1.366          1.440             --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (1/70).............................................  2006      1.120          1.189             --

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2006      1.500          1.646             --

  MIST Janus Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2006      1.411          1.440             --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70)...................................  2006      1.001          1.071             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (1/70).............................................  2006      0.970          1.067             --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2006      1.223          1.202             --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2006      1.229          1.214             --

  MIST MFS Value Subaccount (Class A) (1/70).........  2006      1.252          1.378             --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (1/70)..........................................  2006      1.003          1.215             --

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2006      1.263          1.353             --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2006      1.050          1.101             --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2006      1.113          1.148             --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70)..........................................  2006      1.003          1.024             --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2006      1.210          1.176             --

  MSF BlackRock Bond Income Subaccount (Class E)
  (1/70).............................................  2006      1.000          1.033             --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (1/70)..........................................  2006      1.000          1.174             --

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2006      1.199          1.210             --

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2006      1.220          1.246             --

  MSF MetLife Aggressive Allocation Subaccount
  (1/70).............................................  2006      1.002          1.056             --

  MSF MetLife Conservative Allocation Subaccount
  (1/70).............................................  2006      1.001          1.038             --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (1/70)..................................  2006      1.002          1.045             --

  MSF MetLife Moderate Allocation Subaccount (1/70)..  2006      1.002          1.050             --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (1/70)..................................  2006      1.002          1.055             --

  MSF MFS Total Return Subaccount (Class F) (1/70)...  2006      1.188          1.265             --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2006      0.996          1.046             --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2006      0.998          1.064             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.078          1.062             --
                                                       2005      1.080          1.078             --
                                                       2004      1.014          1.080             --
                                                       2003      1.000          1.014             --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2006      1.043          1.058             --
                                                       2005      1.041          1.043             --
                                                       2004      1.015          1.041             --
                                                       2003      1.000          1.015             --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2006      1.364          1.703             --
                                                       2005      1.243          1.364             --
                                                       2004      1.094          1.243             --
                                                       2003      1.000          1.094             --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2006      1.393          1.598             --
                                                       2005      1.331          1.393             --
                                                       2004      1.078          1.331             --
                                                       2003      1.000          1.078             --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.151          1.223             --
                                                       2005      1.082          1.151             --
                                                       2004      1.039          1.082             --
                                                       2003      1.000          1.039             --

  Travelers Equity Income Subaccount (3/03)..........  2006      1.163          1.220             --
                                                       2005      1.139          1.163             --
                                                       2004      1.060          1.139             --
                                                       2003      1.000          1.060             --

  Travelers Large Cap Subaccount (3/03)..............  2006      1.166          1.199             --
                                                       2005      1.097          1.166             --
                                                       2004      1.053          1.097             --
                                                       2003      1.000          1.053             --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.025          1.088             --
                                                       2005      1.000          1.025             --

  Travelers Managed Allocation Series: Conservative
  Subaccount (12/05).................................  2006      1.007          1.008             --
                                                       2005      1.005          1.007             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.036          1.071             --
                                                       2005      0.994          1.036             --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.049          1.092             --
                                                       2005      1.000          1.049             --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.022          1.040             --
                                                       2005      1.000          1.022             --

  Travelers Managed Income Subaccount (3/03).........  2006      1.012          1.000             --
                                                       2005      1.021          1.012             --
                                                       2004      1.015          1.021             --
                                                       2003      1.000          1.015             --

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.289          1.366             --
                                                       2005      1.177          1.289             --
                                                       2004      1.039          1.177             --
                                                       2003      1.000          1.039             --

  Travelers MFS Mid Cap Growth Subaccount (3/03).....  2006      1.146          1.210             --
                                                       2005      1.137          1.146             --
                                                       2004      1.019          1.137             --
                                                       2003      1.000          1.019             --

  Travelers MFS Total Return Subaccount (3/03).......  2006      1.154          1.188             --
                                                       2005      1.146          1.154             --
                                                       2004      1.051          1.146             --
                                                       2003      1.000          1.051             --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.162          1.252             --
                                                       2005      1.116          1.162             --
                                                       2004      1.000          1.116             --

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.309          1.500             --
                                                       2005      1.222          1.309             --
                                                       2004      1.080          1.222             --
                                                       2003      1.000          1.080             --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.193          1.263             --
                                                       2005      1.151          1.193             --
                                                       2004      1.060          1.151             --
                                                       2003      1.000          1.060             --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.000          1.050             --
                                                       2005      1.000          1.000             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.104          1.113             --
                                                       2005      1.089          1.104             --
                                                       2004      1.000          1.089             --

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.147          1.195             --
                                                       2005      1.150          1.147             --
                                                       2004      1.067          1.150             --
                                                       2003      1.000          1.067             --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.070          1.229             --
                                                       2005      1.000          1.070             --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.979          1.120             --
                                                       2005      1.000          0.979             --

  Travelers Van Kampen Enterprise Subaccount (3/03)..  2006      1.107          1.147             --
                                                       2005      1.051          1.107             --
                                                       2004      1.034          1.051             --
                                                       2003      1.000          1.034             --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (3/03)..........................................  2006      1.114          1.121             --
                                                       2005      1.056          1.114             --
                                                       2004      1.009          1.056             --
                                                       2003      1.000          1.009             --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class) (3/03)...  2006      1.350          1.473             --
                                                       2005      1.181          1.350             --
                                                       2004      1.047          1.181             --
                                                       2003      1.000          1.047             --

  VIP Mid Cap Subaccount (Service Class 2) (3/03)....  2006      1.518          1.669             --
                                                       2005      1.316          1.518             --
                                                       2004      1.079          1.316             --
                                                       2003      1.000          1.079             --

                         SEPARATE ACCOUNT CHARGES 2.30%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (3/03)...................................  2006      1.454          1.516               --
                                                       2005      1.422          1.454               --
                                                       2004      1.308          1.422               --
                                                       2003      1.000          1.308               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.415          1.374               --
                                                       2005      1.261          1.415               --
                                                       2004      1.191          1.261               --
                                                       2003      1.000          1.191               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2006      1.691          1.991            2,589
                                                       2005      1.517          1.691            2,644
                                                       2004      1.368          1.517            4,344
                                                       2003      1.000          1.368               --

  American Funds Growth Subaccount (Class 2) (3/03)..  2006      1.680          1.809          114,296
                                                       2005      1.479          1.680          244,595
                                                       2004      1.345          1.479          250,691
                                                       2003      1.000          1.345               --

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2006      1.468          1.653           77,575
                                                       2005      1.420          1.468          149,489
                                                       2004      1.316          1.420          176,539
                                                       2003      1.007          1.316            2,830

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.665          1.644               --
                                                       2005      1.442          1.665           12,726
                                                       2004      1.234          1.442               --
                                                       2003      1.000          1.234               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.743          2.259               --
                                                       2005      1.664          1.743           39,879
                                                       2004      1.296          1.664           39,497
                                                       2003      1.000          1.296               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.290          1.400               --
                                                       2005      1.198          1.290            4,463
                                                       2004      1.073          1.198            2,121
                                                       2003      1.000          1.073               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.287          1.431               --
                                                       2005      1.196          1.287           49,669
                                                       2004      1.067          1.196           51,868
                                                       2003      1.000          1.067               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2006      1.028          1.188           39,105
                                                       2005      1.000          1.028           33,738

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (3/03)........................  2006      1.553          1.650               --
                                                       2005      1.517          1.553               --
                                                       2004      1.392          1.517               --
                                                       2003      1.000          1.392               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.497          1.732               --
                                                       2005      1.386          1.497            9,287
                                                       2004      1.259          1.386            4,690
                                                       2003      1.000          1.259            2,907

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      2.185          2.735           49,387
                                                       2005      1.754          2.185           50,633
                                                       2004      1.439          1.754           33,018
                                                       2003      1.000          1.439               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.748          2.075           22,755
                                                       2005      1.624          1.748           22,827
                                                       2004      1.402          1.624           29,189
                                                       2003      1.000          1.402               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.661          1.977               --
                                                       2005      1.561          1.661           17,999
                                                       2004      1.377          1.561            3,426
                                                       2003      1.000          1.377            2,800

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (3/03).....................................  2006      1.692          1.874               --
                                                       2005      1.545          1.692               --
                                                       2004      1.313          1.545               --
                                                       2003      1.009          1.313               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.515          1.690               --
                                                       2005      1.491          1.515           10,166
                                                       2004      1.328          1.491               --
                                                       2003      1.000          1.328               --

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (3/03)..........  2006      1.194          1.376               --
                                                       2005      1.224          1.194               --
                                                       2004      1.211          1.224               --
                                                       2003      1.000          1.211               --

  LMPIS Premier Selections All Cap Growth Subaccount
  (3/03).............................................  2006      1.370          1.438               --
                                                       2005      1.319          1.370               --
                                                       2004      1.312          1.319               --
                                                       2003      1.000          1.312               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (3/03).............................................  2006      1.660          1.832               --
                                                       2005      1.619          1.660               --
                                                       2004      1.433          1.619               --
                                                       2003      1.000          1.433               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2006      1.508          1.740           45,460
                                                       2005      1.483          1.508           43,863
                                                       2004      1.401          1.483           41,099
                                                       2003      1.000          1.401               --

  LMPVPI Investors Subaccount (Class I) (3/03).......  2006      1.486          1.718               --
                                                       2005      1.427          1.486               --
                                                       2004      1.323          1.427               --
                                                       2003      1.000          1.323               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (3/03).............................................  2006      1.760          1.940               --
                                                       2005      1.717          1.760               --
                                                       2004      1.526          1.717               --
                                                       2003      1.000          1.526               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (3/03).............  2006      1.322          1.483           15,245
                                                       2005      1.297          1.322           15,245
                                                       2004      1.220          1.297               --
                                                       2003      1.000          1.220               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPII Diversified Strategic Income Subaccount
  (3/03).............................................  2006      1.122          1.156               --
                                                       2005      1.119          1.122               --
                                                       2004      1.073          1.119               --
                                                       2003      1.000          1.073               --

  LMPVPII Equity Index Subaccount (Class II) (3/03)..  2006      1.382          1.555           14,575
                                                       2005      1.357          1.382          192,293
                                                       2004      1.259          1.357          190,445
                                                       2003      1.000          1.259               --

  LMPVPII Fundamental Value Subaccount (3/03)........  2006      1.521          1.736           13,265
                                                       2005      1.485          1.521           13,265
                                                       2004      1.404          1.485               --
                                                       2003      1.005          1.404               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.986          1.003          201,975
                                                       2005      0.985          0.986          664,366
                                                       2004      0.997          0.985          809,141
                                                       2003      1.000          0.997               --

  LMPVPIII Aggressive Growth Subaccount (3/03).......  2006      1.521          1.617           32,597
                                                       2005      1.394          1.521           32,597
                                                       2004      1.297          1.394               --
                                                       2003      1.000          1.297               --

  LMPVPIII High Income Subaccount (3/03).............  2006      1.278          1.387               --
                                                       2005      1.275          1.278               --
                                                       2004      1.181          1.275               --
                                                       2003      1.000          1.181               --

  LMPVPIII Large Cap Growth Subaccount (3/03)........  2006      1.391          1.422           31,367
                                                       2005      1.352          1.391           31,367
                                                       2004      1.379          1.352               --
                                                       2003      1.000          1.379               --

  LMPVPIII Mid Cap Core Subaccount (3/03)............  2006      1.478          1.658               --
                                                       2005      1.396          1.478               --
                                                       2004      1.294          1.396               --
                                                       2003      0.999          1.294               --

  LMPVPIII Money Market Subaccount (3/03)............  2006      0.978          1.000           60,502
                                                       2005      0.973          0.978           95,506
                                                       2004      0.987          0.973               --
                                                       2003      1.000          0.987               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (3/03)............................  2006      1.374          1.525               --
                                                       2005      1.335          1.374               --
                                                       2004      1.281          1.335               --
                                                       2003      1.003          1.281               --

  LMPVPIV Multiple Discipline Subaccount-Balanced All
  Cap Growth and Value (3/03)........................  2006      1.241          1.340               --
                                                       2005      1.218          1.241               --
                                                       2004      1.187          1.218               --
                                                       2003      1.000          1.187               --

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (3/03)........................  2006      1.464          1.648               --
                                                       2005      1.406          1.464               --
                                                       2004      1.305          1.406               --
                                                       2003      1.000          1.305               --

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (3/03)............................  2006      1.334          1.464               --
                                                       2005      1.318          1.334               --
                                                       2004      1.264          1.318               --
                                                       2003      1.000          1.264               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.374          1.575           91,117
                                                       2005      1.362          1.374          148,679
                                                       2004      1.237          1.362          133,090
                                                       2003      1.000          1.237               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.605          1.761           44,081
                                                       2005      1.518          1.605           88,457
                                                       2004      1.252          1.518           39,363
                                                       2003      1.000          1.252               --

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (1/70).............................................  2006      1.591          1.677           22,704

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (1/70).............................................  2006      1.120          1.188               --

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2006      1.834          2.011           32,894

  MIST Janus Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2006      1.644          1.678           13,250

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70)...................................  2006      1.001          1.071           10,548

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (1/70).............................................  2006      0.970          1.067               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2006      1.476          1.451               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2006      1.228          1.213               --

  MIST MFS Value Subaccount (Class A) (1/70).........  2006      1.251          1.376               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (1/70)..........................................  2006      1.003          1.214           66,580

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2006      1.440          1.542               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2006      1.050          1.100               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2006      1.112          1.146           13,027

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70)..........................................  2006      1.003          1.024           88,717

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2006      1.559          1.515              685

  MSF BlackRock Bond Income Subaccount (Class E)
  (1/70).............................................  2006      1.000          1.057               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (1/70)..........................................  2006      1.000          1.388               --

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2006      1.389          1.401            4,960

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2006      1.513          1.545           35,724

  MSF MetLife Aggressive Allocation Subaccount
  (1/70).............................................  2006      1.002          1.055           10,908

  MSF MetLife Conservative Allocation Subaccount
  (1/70).............................................  2006      1.001          1.038               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (1/70)..................................  2006      1.002          1.044           32,152

  MSF MetLife Moderate Allocation Subaccount (1/70)..  2006      1.002          1.050               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (1/70)..................................  2006      1.002          1.054           32,457

  MSF MFS Total Return Subaccount (Class F) (1/70)...  2006      1.316          1.400           59,629

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2006      0.996          1.046           37,856

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2006      0.998          1.064               --
                                                       2006      1.000          0.998               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.106          1.088            5,489
                                                       2005      1.109          1.106            5,273
                                                       2004      1.042          1.109            5,008
                                                       2003      1.000          1.042               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2006      1.045          1.060           52,020
                                                       2005      1.044          1.045           59,464
                                                       2004      1.018          1.044           51,269
                                                       2003      0.998          1.018            3,200

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2006      1.711          2.135               --
                                                       2005      1.560          1.711               --
                                                       2004      1.374          1.560               --
                                                       2003      1.018          1.374               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2006      1.987          2.278               --
                                                       2005      1.900          1.987           36,298
                                                       2004      1.540          1.900           32,258
                                                       2003      1.000          1.540               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.389          1.476               --
                                                       2005      1.307          1.389               --
                                                       2004      1.256          1.307               --
                                                       2003      1.000          1.256               --

  Travelers Equity Income Subaccount (3/03)..........  2006      1.444          1.513               --
                                                       2005      1.414          1.444           35,658
                                                       2004      1.317          1.414            9,822
                                                       2003      1.000          1.317               --

  Travelers Large Cap Subaccount (3/03)..............  2006      1.351          1.389               --
                                                       2005      1.271          1.351            4,855
                                                       2004      1.221          1.271               --
                                                       2003      1.000          1.221               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.025          1.087               --
                                                       2005      1.000          1.025            6,807

  Travelers Managed Allocation Series: Conservative
  Subaccount (12/05).................................  2006      1.006          1.008               --
                                                       2005      1.004          1.006               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.036          1.070               --
                                                       2005      0.994          1.036               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.048          1.091               --
                                                       2005      1.000          1.048           19,861

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.022          1.039               --
                                                       2005      1.000          1.022           20,233

  Travelers Managed Income Subaccount (3/03).........  2006      1.035          1.023               --
                                                       2005      1.045          1.035               --
                                                       2004      1.039          1.045               --
                                                       2003      1.003          1.039               --

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.502          1.591               --
                                                       2005      1.371          1.502           22,526
                                                       2004      1.211          1.371               --
                                                       2003      1.000          1.211               --

  Travelers MFS Mid Cap Growth Subaccount (3/03).....  2006      1.477          1.559               --
                                                       2005      1.466          1.477               45
                                                       2004      1.315          1.466               --
                                                       2003      1.000          1.315               --

  Travelers MFS Total Return Subaccount (3/03).......  2006      1.278          1.316               --
                                                       2005      1.270          1.278           59,136
                                                       2004      1.166          1.270           16,985
                                                       2003      1.003          1.166            2,981

  Travelers MFS Value Subaccount (5/04)..............  2006      1.161          1.251               --
                                                       2005      1.115          1.161           10,394
                                                       2004      1.000          1.115               --

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.600          1.834               --
                                                       2005      1.495          1.600           32,896
                                                       2004      1.321          1.495           12,686
                                                       2003      1.000          1.321               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.361          1.440               --
                                                       2005      1.314          1.361               --
                                                       2004      1.210          1.314               --
                                                       2003      1.000          1.210               --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.000          1.050               --
                                                       2005      1.000          1.000               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.103          1.112               --
                                                       2005      1.089          1.103           20,359
                                                       2004      1.000          1.089           13,032

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.361          1.417               --
                                                       2005      1.365          1.361               --
                                                       2004      1.267          1.365               --
                                                       2003      1.000          1.267               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.069          1.228               --
                                                       2005      1.000          1.069               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.978          1.120               --
                                                       2005      1.000          0.978               --

  Travelers Van Kampen Enterprise Subaccount (3/03)..  2006      1.310          1.357               --
                                                       2005      1.243          1.310               --
                                                       2004      1.225          1.243               --
                                                       2003      1.000          1.225               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (3/03)..........................................  2006      1.336          1.343               --
                                                       2005      1.266          1.336               --
                                                       2004      1.211          1.266               --
                                                       2003      1.000          1.211               --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class) (3/03)...  2006      1.653          1.802           20,618
                                                       2005      1.447          1.653           20,618
                                                       2004      1.284          1.447               --
                                                       2003      1.008          1.284               --

  VIP Mid Cap Subaccount (Service Class 2) (3/03)....  2006      2.019          2.218           53,444
                                                       2005      1.751          2.019           55,392
                                                       2004      1.437          1.751           57,438
                                                       2003      1.000          1.437               --

                         SEPARATE ACCOUNT CHARGES 2.40%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (3/03)...................................  2006      1.450          1.511               --
                                                       2005      1.419          1.450               --
                                                       2004      1.307          1.419               --
                                                       2003      1.000          1.307               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.411          1.369               --
                                                       2005      1.258          1.411               --
                                                       2004      1.190          1.258               --
                                                       2003      1.000          1.190               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2006      1.687          1.983          124,313
                                                       2005      1.514          1.687          118,392
                                                       2004      1.367          1.514           51,125
                                                       2003      1.000          1.367           14,765

  American Funds Growth Subaccount (Class 2) (3/03)..  2006      1.675          1.802          225,935
                                                       2005      1.476          1.675          223,285
                                                       2004      1.344          1.476           74,657
                                                       2003      1.000          1.344           27,774

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2006      1.464          1.647          162,577
                                                       2005      1.417          1.464          158,736
                                                       2004      1.315          1.417          129,297
                                                       2003      1.000          1.315           78,652

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.661          1.639               --
                                                       2005      1.439          1.661           24,733
                                                       2004      1.233          1.439               --
                                                       2003      1.000          1.233               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.738          2.250               --
                                                       2005      1.661          1.738           57,737
                                                       2004      1.295          1.661               --
                                                       2003      1.000          1.295               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.287          1.396               --
                                                       2005      1.197          1.287           29,911
                                                       2004      1.073          1.197               --
                                                       2003      1.000          1.073               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.284          1.428               --
                                                       2005      1.195          1.284           13,269
                                                       2004      1.066          1.195               --
                                                       2003      1.000          1.066               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2006      1.027          1.186           82,033
                                                       2005      1.000          1.027           60,361

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (3/03)........................  2006      1.549          1.644            2,175
                                                       2005      1.514          1.549            2,179
                                                       2004      1.391          1.514               --
                                                       2003      1.000          1.391               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.493          1.726               --
                                                       2005      1.383          1.493           15,819
                                                       2004      1.258          1.383           15,819
                                                       2003      1.000          1.258               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      2.179          2.725           81,286
                                                       2005      1.751          2.179           63,578
                                                       2004      1.438          1.751               --
                                                       2003      1.000          1.438               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.744          2.067           37,135
                                                       2005      1.621          1.744           37,369
                                                       2004      1.401          1.621               --
                                                       2003      1.000          1.401               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.656          1.970               --
                                                       2005      1.558          1.656           45,642
                                                       2004      1.376          1.558               --
                                                       2003      1.000          1.376               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (3/03).....................................  2006      1.687          1.867               --
                                                       2005      1.543          1.687            7,146
                                                       2004      1.312          1.543            7,231
                                                       2003      1.000          1.312               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.511          1.684               --
                                                       2005      1.488          1.511            8,071
                                                       2004      1.327          1.488               --
                                                       2003      1.000          1.327               --

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (3/03)..........  2006      1.190          1.371            7,976
                                                       2005      1.222          1.190            7,988
                                                       2004      1.210          1.222               --
                                                       2003      1.000          1.210               --

  LMPIS Premier Selections All Cap Growth Subaccount
  (3/03).............................................  2006      1.367          1.432               --
                                                       2005      1.317          1.367               --
                                                       2004      1.311          1.317               --
                                                       2003      1.000          1.311               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (3/03).............................................  2006      1.656          1.825               --
                                                       2005      1.616          1.656               --
                                                       2004      1.432          1.616               --
                                                       2003      1.000          1.432               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2006      1.504          1.734           23,917
                                                       2005      1.480          1.504           23,917
                                                       2004      1.400          1.480           23,917
                                                       2003      1.000          1.400               --

  LMPVPI Investors Subaccount (Class I) (3/03).......  2006      1.482          1.711               --
                                                       2005      1.425          1.482               --
                                                       2004      1.322          1.425               --
                                                       2003      1.000          1.322               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (3/03).............................................  2006      1.755          1.933           64,389
                                                       2005      1.714          1.755           57,869
                                                       2004      1.525          1.714               --
                                                       2003      1.000          1.525               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (3/03).............  2006      1.318          1.477               --
                                                       2005      1.294          1.318               --
                                                       2004      1.219          1.294               --
                                                       2003      1.000          1.219               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPII Diversified Strategic Income Subaccount
  (3/03).............................................  2006      1.119          1.151               --
                                                       2005      1.117          1.119               --
                                                       2004      1.072          1.117               --
                                                       2003      1.000          1.072               --

  LMPVPII Equity Index Subaccount (Class II) (3/03)..  2006      1.378          1.549            1,921
                                                       2005      1.354          1.378            1,977
                                                       2004      1.258          1.354               --
                                                       2003      1.000          1.258               --

  LMPVPII Fundamental Value Subaccount (3/03)........  2006      1.516          1.729           17,810
                                                       2005      1.482          1.516           17,810
                                                       2004      1.403          1.482           17,810
                                                       2003      1.000          1.403            2,396

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.983          1.000               --
                                                       2005      0.984          0.983               --
                                                       2004      0.996          0.984               --
                                                       2003      1.000          0.996               --

  LMPVPIII Aggressive Growth Subaccount (3/03).......  2006      1.517          1.611           28,530
                                                       2005      1.391          1.517           28,550
                                                       2004      1.296          1.391           28,571
                                                       2003      1.000          1.296            8,279

  LMPVPIII High Income Subaccount (3/03).............  2006      1.275          1.381               --
                                                       2005      1.273          1.275               --
                                                       2004      1.180          1.273               --
                                                       2003      1.000          1.180               --

  LMPVPIII Large Cap Growth Subaccount (3/03)........  2006      1.387          1.416           14,668
                                                       2005      1.350          1.387           14,668
                                                       2004      1.378          1.350           14,668
                                                       2003      1.000          1.378               --

  LMPVPIII Mid Cap Core Subaccount (3/03)............  2006      1.474          1.652               --
                                                       2005      1.394          1.474               --
                                                       2004      1.293          1.394               --
                                                       2003      1.000          1.293               --

  LMPVPIII Money Market Subaccount (3/03)............  2006      0.975          0.996           85,370
                                                       2005      0.971          0.975           85,370
                                                       2004      0.986          0.971           85,370
                                                       2003      1.000          0.986               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (3/03)............................  2006      1.370          1.520           32,603
                                                       2005      1.333          1.370          117,994
                                                       2004      1.280          1.333          163,573
                                                       2003      1.000          1.280           50,599

  LMPVPIV Multiple Discipline Subaccount-Balanced All
  Cap Growth and Value (3/03)........................  2006      1.237          1.335          102,364
                                                       2005      1.216          1.237          569,582
                                                       2004      1.186          1.216          595,228
                                                       2003      1.000          1.186          455,867

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (3/03)........................  2006      1.460          1.642           14,931
                                                       2005      1.403          1.460           12,470
                                                       2004      1.304          1.403           11,173
                                                       2003      1.000          1.304               --

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (3/03)............................  2006      1.331          1.459            2,469
                                                       2005      1.316          1.331            2,474
                                                       2004      1.263          1.316               --
                                                       2003      1.000          1.263               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.371          1.569           60,184
                                                       2005      1.360          1.371           33,213
                                                       2004      1.236          1.360               --
                                                       2003      1.000          1.236               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.601          1.755          125,511
                                                       2005      1.515          1.601          103,206
                                                       2004      1.251          1.515           18,863
                                                       2003      1.000          1.251            9,172

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (1/70).............................................  2006      1.586          1.670            9,217
                                                       2006      1.000          1.586               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (1/70).............................................  2006      1.119          1.186               --
                                                       2006      1.000          1.119               --

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2006      1.828          2.003           10,145
                                                       2006      1.000          1.828           10,759

  MIST Janus Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2006      1.639          1.671           38,259

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70)...................................  2006      1.001          1.070           15,719

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (1/70).............................................  2006      0.970          1.066               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2006      1.471          1.446               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2006      1.227          1.212               --

  MIST MFS Value Subaccount (Class A) (1/70).........  2006      1.249          1.373           11,415

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (1/70)..........................................  2006      1.003          1.214          121,946

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2006      1.436          1.536           16,926

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2006      1.049          1.098               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2006      1.110          1.143           19,791

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70)..........................................  2006      1.003          1.023           67,917

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2006      1.554          1.509            9,792

  MSF BlackRock Bond Income Subaccount (Class E)
  (1/70).............................................  2006      1.000          1.053               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (1/70)..........................................  2006      1.000          1.383               --

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2006      1.384          1.396               --

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2006      1.509          1.539            7,510

  MSF MetLife Aggressive Allocation Subaccount
  (1/70).............................................  2006      1.002          1.055               --

  MSF MetLife Conservative Allocation Subaccount
  (1/70).............................................  2006      1.001          1.037               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (1/70)..................................  2006      1.002          1.044               --

  MSF MetLife Moderate Allocation Subaccount (1/70)..  2006      1.002          1.049            5,322

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (1/70)..................................  2006      1.002          1.054          128,916

  MSF MFS Total Return Subaccount (Class F) (1/70)...  2006      1.312          1.395          106,497

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2006      0.996          1.045          120,898

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2006      0.998          1.063               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.103          1.084            3,496
                                                       2005      1.107          1.103            4,167
                                                       2004      1.041          1.107            5,645
                                                       2003      1.000          1.041               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2006      1.042          1.056           36,442
                                                       2005      1.042          1.042           56,281
                                                       2004      1.017          1.042          139,247
                                                       2003      1.000          1.017           24,671

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2006      1.706          2.127           14,698
                                                       2005      1.557          1.706           14,698
                                                       2004      1.373          1.557           14,698
                                                       2003      1.000          1.373               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2006      1.982          2.269               --
                                                       2005      1.896          1.982               --
                                                       2004      1.539          1.896               --
                                                       2003      1.000          1.539               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.385          1.471               --
                                                       2005      1.305          1.385           23,629
                                                       2004      1.255          1.305           23,629
                                                       2003      1.000          1.255               --

  Travelers Equity Income Subaccount (3/03)..........  2006      1.440          1.509               --
                                                       2005      1.411          1.440           15,000
                                                       2004      1.316          1.411            7,550
                                                       2003      1.000          1.316               --

  Travelers Large Cap Subaccount (3/03)..............  2006      1.347          1.384               --
                                                       2005      1.269          1.347               --
                                                       2004      1.220          1.269               --
                                                       2003      1.000          1.220               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.025          1.087               --
                                                       2005      1.000          1.025               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (12/05).................................  2006      1.006          1.007               --
                                                       2005      1.004          1.006               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.035          1.069               --
                                                       2005      0.994          1.035            5,148

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.048          1.090               --
                                                       2005      1.000          1.048          118,459

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.021          1.038               --
                                                       2005      1.000          1.021               --

  Travelers Managed Income Subaccount (3/03).........  2006      1.032          1.020               --
                                                       2005      1.043          1.032               --
                                                       2004      1.039          1.043               --
                                                       2003      1.000          1.039               --

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.498          1.586               --
                                                       2005      1.369          1.498               --
                                                       2004      1.210          1.369               --
                                                       2003      1.000          1.210               --

  Travelers MFS Mid Cap Growth Subaccount (3/03).....  2006      1.473          1.554               --
                                                       2005      1.464          1.473               --
                                                       2004      1.314          1.464               --
                                                       2003      1.000          1.314               --

  Travelers MFS Total Return Subaccount (3/03).......  2006      1.274          1.312               --
                                                       2005      1.268          1.274           94,291
                                                       2004      1.165          1.268               --
                                                       2003      1.000          1.165               --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.159          1.249               --
                                                       2005      1.115          1.159           18,333
                                                       2004      1.000          1.115               --

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.595          1.828               --
                                                       2005      1.492          1.595            2,174
                                                       2004      1.320          1.492               --
                                                       2003      1.000          1.320               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.357          1.436               --
                                                       2005      1.311          1.357           11,942
                                                       2004      1.209          1.311               --
                                                       2003      1.000          1.209               --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      0.999          1.049               --
                                                       2005      1.000          0.999               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.102          1.110               --
                                                       2005      1.088          1.102           39,186
                                                       2004      1.000          1.088               --

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.357          1.412               --
                                                       2005      1.362          1.357           23,784
                                                       2004      1.266          1.362           23,784
                                                       2003      1.000          1.266               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.069          1.227               --
                                                       2005      1.000          1.069               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.978          1.119               --
                                                       2005      1.000          0.978               --

  Travelers Van Kampen Enterprise Subaccount (3/03)..  2006      1.306          1.352               --
                                                       2005      1.241          1.306           24,555
                                                       2004      1.224          1.241           24,555
                                                       2003      1.000          1.224               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (3/03)..........................................  2006      1.332          1.338            4,528
                                                       2005      1.264          1.332            4,528
                                                       2004      1.210          1.264            4,528
                                                       2003      1.000          1.210            4,528

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class) (3/03)...  2006      1.648          1.796           84,257
                                                       2005      1.445          1.648           35,395
                                                       2004      1.283          1.445               --
                                                       2003      1.000          1.283               --

  VIP Mid Cap Subaccount (Service Class 2) (3/03)....  2006      2.014          2.210          113,414
                                                       2005      1.748          2.014          110,845
                                                       2004      1.436          1.748               --
                                                       2003      1.000          1.436               --

                         SEPARATE ACCOUNT CHARGES 2.45%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (3/03)...................................  2006      1.191          1.242             --
                                                       2005      1.167          1.191             --
                                                       2004      1.075          1.167             --
                                                       2003      1.000          1.075             --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.223          1.186             --
                                                       2005      1.091          1.223             --
                                                       2004      1.032          1.091             --
                                                       2003      1.000          1.032             --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2006      1.312          1.542             --
                                                       2005      1.179          1.312             --
                                                       2004      1.064          1.179             --
                                                       2003      1.000          1.064             --

  American Funds Growth Subaccount (Class 2) (3/03)..  2006      1.298          1.397             --
                                                       2005      1.145          1.298             --
                                                       2004      1.043          1.145             --
                                                       2003      1.000          1.043             --

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2006      1.181          1.327             --
                                                       2005      1.143          1.181             --
                                                       2004      1.061          1.143             --
                                                       2003      1.000          1.061             --

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.423          1.404             --
                                                       2005      1.234          1.423             --
                                                       2004      1.058          1.234             --
                                                       2003      1.000          1.058             --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.411          1.826             --
                                                       2005      1.349          1.411             --
                                                       2004      1.052          1.349             --
                                                       2003      1.000          1.052             --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.286          1.394             --
                                                       2005      1.196          1.286             --
                                                       2004      1.073          1.196             --
                                                       2003      1.000          1.073             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.283          1.426             --
                                                       2005      1.194          1.283             --
                                                       2004      1.066          1.194             --
                                                       2003      1.000          1.066             --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2006      1.027          1.185             --
                                                       2005      1.000          1.027             --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (3/03)........................  2006      1.147          1.216             --
                                                       2005      1.121          1.147             --
                                                       2004      1.031          1.121             --
                                                       2003      1.000          1.031             --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.250          1.444             --
                                                       2005      1.158          1.250             --
                                                       2004      1.054          1.158             --
                                                       2003      1.000          1.054             --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      1.638          2.047             --
                                                       2005      1.317          1.638             --
                                                       2004      1.082          1.317             --
                                                       2003      1.000          1.082             --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.325          1.570             --
                                                       2005      1.232          1.325             --
                                                       2004      1.065          1.232             --
                                                       2003      1.000          1.065             --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.296          1.541             --
                                                       2005      1.220          1.296             --
                                                       2004      1.077          1.220             --
                                                       2003      1.000          1.077             --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (3/03).....................................  2006      1.331          1.472             --
                                                       2005      1.217          1.331             --
                                                       2004      1.035          1.217             --
                                                       2003      1.000          1.035             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.192          1.328             --
                                                       2005      1.175          1.192             --
                                                       2004      1.048          1.175             --
                                                       2003      1.000          1.048             --

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (3/03)..........  2006      1.027          1.182             --
                                                       2005      1.054          1.027             --
                                                       2004      1.045          1.054             --
                                                       2003      1.000          1.045             --

  LMPIS Premier Selections All Cap Growth Subaccount
  (3/03).............................................  2006      1.068          1.119             --
                                                       2005      1.029          1.068             --
                                                       2004      1.025          1.029             --
                                                       2003      1.000          1.025             --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (3/03).............................................  2006      1.212          1.335             --
                                                       2005      1.184          1.212             --
                                                       2004      1.050          1.184             --
                                                       2003      1.000          1.050             --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2006      1.144          1.319             --
                                                       2005      1.127          1.144             --
                                                       2004      1.066          1.127             --
                                                       2003      1.000          1.066             --

  LMPVPI Investors Subaccount (Class I) (3/03).......  2006      1.199          1.383             --
                                                       2005      1.153          1.199             --
                                                       2004      1.070          1.153             --
                                                       2003      1.000          1.070             --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (3/03).............................................  2006      1.208          1.330             --
                                                       2005      1.180          1.208             --
                                                       2004      1.051          1.180             --
                                                       2003      1.000          1.051             --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (3/03).............  2006      1.144          1.281             --
                                                       2005      1.124          1.144             --
                                                       2004      1.059          1.124             --
                                                       2003      1.000          1.059             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPII Diversified Strategic Income Subaccount
  (3/03).............................................  2006      1.066          1.097             --
                                                       2005      1.065          1.066             --
                                                       2004      1.023          1.065             --
                                                       2003      1.000          1.023             --

  LMPVPII Equity Index Subaccount (Class II) (3/03)..  2006      1.160          1.303             --
                                                       2005      1.140          1.160             --
                                                       2004      1.060          1.140             --
                                                       2003      1.000          1.060             --

  LMPVPII Fundamental Value Subaccount (3/03)........  2006      1.153          1.314             --
                                                       2005      1.127          1.153             --
                                                       2004      1.067          1.127             --
                                                       2003      1.000          1.067             --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.985          1.001             --
                                                       2005      0.986          0.985             --
                                                       2004      0.999          0.986             --
                                                       2003      1.000          0.999             --

  LMPVPIII Aggressive Growth Subaccount (3/03).......  2006      1.256          1.333             --
                                                       2005      1.153          1.256             --
                                                       2004      1.074          1.153             --
                                                       2003      1.000          1.074             --

  LMPVPIII High Income Subaccount (3/03).............  2006      1.116          1.209             --
                                                       2005      1.115          1.116             --
                                                       2004      1.034          1.115             --
                                                       2003      1.000          1.034             --

  LMPVPIII Large Cap Growth Subaccount (3/03)........  2006      1.047          1.069             --
                                                       2005      1.020          1.047             --
                                                       2004      1.042          1.020             --
                                                       2003      1.000          1.042             --

  LMPVPIII Mid Cap Core Subaccount (3/03)............  2006      1.179          1.321             --
                                                       2005      1.115          1.179             --
                                                       2004      1.035          1.115             --
                                                       2003      1.000          1.035             --

  LMPVPIII Money Market Subaccount (3/03)............  2006      0.985          1.006             --
                                                       2005      0.982          0.985             --
                                                       2004      0.997          0.982             --
                                                       2003      1.000          0.997             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (3/03)............................  2006      1.137          1.261             --
                                                       2005      1.107          1.137             --
                                                       2004      1.064          1.107             --
                                                       2003      1.000          1.064             --

  LMPVPIV Multiple Discipline Subaccount-Balanced All
  Cap Growth and Value (3/03)........................  2006      1.091          1.176             --
                                                       2005      1.072          1.091             --
                                                       2004      1.046          1.072             --
                                                       2003      1.000          1.046             --

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (3/03)........................  2006      1.197          1.345             --
                                                       2005      1.151          1.197             --
                                                       2004      1.070          1.151             --
                                                       2003      1.000          1.070             --

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (3/03)............................  2006      1.117          1.223             --
                                                       2005      1.105          1.117             --
                                                       2004      1.061          1.105             --
                                                       2003      1.000          1.061             --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.191          1.363             --
                                                       2005      1.182          1.191             --
                                                       2004      1.075          1.182             --
                                                       2003      1.000          1.075             --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.379          1.510             --
                                                       2005      1.305          1.379             --
                                                       2004      1.078          1.305             --
                                                       2003      1.000          1.078             --

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (1/70).............................................  2006      1.359          1.431             --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (1/70).............................................  2006      1.118          1.185             --

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2006      1.493          1.636             --

  MIST Janus Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2006      1.404          1.431             --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70)...................................  2006      1.001          1.070             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (1/70).............................................  2006      0.970          1.066             --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2006      1.217          1.195             --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2006      1.227          1.211             --

  MIST MFS Value Subaccount (Class A) (1/70).........  2006      1.248          1.371             --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (1/70)..........................................  2006      1.003          1.213             --

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2006      1.257          1.344             --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2006      1.048          1.097             --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2006      1.109          1.142             --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70)..........................................  2006      1.003          1.023             --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2006      1.204          1.168             --

  MSF BlackRock Bond Income Subaccount (Class E)
  (1/70).............................................  2006      1.000          1.027             --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (1/70)..........................................  2006      1.000          1.167             --

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2006      1.193          1.202             --

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2006      1.214          1.238             --

  MSF MetLife Aggressive Allocation Subaccount
  (1/70).............................................  2006      1.002          1.054             --

  MSF MetLife Conservative Allocation Subaccount
  (1/70).............................................  2006      1.001          1.037             --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (1/70)..................................  2006      1.002          1.043             --

  MSF MetLife Moderate Allocation Subaccount (1/70)..  2006      1.002          1.048             --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (1/70)..................................  2006      1.002          1.053             --

  MSF MFS Total Return Subaccount (Class F) (1/70)...  2006      1.183          1.257             --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2006      0.996          1.045             --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2006      0.998          1.063             --
                                                       2006      1.000          0.998             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.074          1.055             --
                                                       2005      1.078          1.074             --
                                                       2004      1.014          1.078             --
                                                       2003      1.000          1.014             --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2006      1.038          1.052             --
                                                       2005      1.038          1.038             --
                                                       2004      1.015          1.038             --
                                                       2003      1.000          1.015             --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2006      1.358          1.692             --
                                                       2005      1.240          1.358             --
                                                       2004      1.094          1.240             --
                                                       2003      1.000          1.094             --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2006      1.387          1.588             --
                                                       2005      1.328          1.387             --
                                                       2004      1.078          1.328             --
                                                       2003      1.000          1.078             --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.146          1.217             --
                                                       2005      1.080          1.146             --
                                                       2004      1.039          1.080             --
                                                       2003      1.000          1.039             --

  Travelers Equity Income Subaccount (3/03)..........  2006      1.158          1.214             --
                                                       2005      1.136          1.158             --
                                                       2004      1.060          1.136             --
                                                       2003      1.000          1.060             --

  Travelers Large Cap Subaccount (3/03)..............  2006      1.161          1.193             --
                                                       2005      1.094          1.161             --
                                                       2004      1.053          1.094             --
                                                       2003      1.000          1.053             --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.024          1.086             --
                                                       2005      1.000          1.024             --

  Travelers Managed Allocation Series: Conservative
  Subaccount (12/05).................................  2006      1.006          1.007             --
                                                       2005      1.004          1.006             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.035          1.069             --
                                                       2005      0.994          1.035             --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.048          1.090             --
                                                       2005      1.000          1.048             --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.021          1.038             --
                                                       2005      1.000          1.021             --

  Travelers Managed Income Subaccount (3/03).........  2006      1.007          0.995             --
                                                       2005      1.018          1.007             --
                                                       2004      1.015          1.018             --
                                                       2003      1.000          1.015             --

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.284          1.359             --
                                                       2005      1.174          1.284             --
                                                       2004      1.038          1.174             --
                                                       2003      1.000          1.038             --

  Travelers MFS Mid Cap Growth Subaccount (3/03).....  2006      1.141          1.204             --
                                                       2005      1.134          1.141             --
                                                       2004      1.019          1.134             --
                                                       2003      1.000          1.019             --

  Travelers MFS Total Return Subaccount (3/03).......  2006      1.149          1.183             --
                                                       2005      1.143          1.149             --
                                                       2004      1.051          1.143             --
                                                       2003      1.000          1.051             --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.158          1.248             --
                                                       2005      1.114          1.158             --
                                                       2004      1.000          1.114             --

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.303          1.493             --
                                                       2005      1.219          1.303             --
                                                       2004      1.080          1.219             --
                                                       2003      1.000          1.080             --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.188          1.257             --
                                                       2005      1.149          1.188             --
                                                       2004      1.059          1.149             --
                                                       2003      1.000          1.059             --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      0.999          1.048             --
                                                       2005      1.000          0.999             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.101          1.109             --
                                                       2005      1.088          1.101             --
                                                       2004      1.000          1.088             --

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.142          1.189             --
                                                       2005      1.147          1.142             --
                                                       2004      1.067          1.147             --
                                                       2003      1.000          1.067             --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.069          1.227             --
                                                       2005      1.000          1.069             --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.978          1.118             --
                                                       2005      1.000          0.978             --

  Travelers Van Kampen Enterprise Subaccount (3/03)..  2006      1.103          1.142             --
                                                       2005      1.048          1.103             --
                                                       2004      1.034          1.048             --
                                                       2003      1.000          1.034             --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (3/03)..........................................  2006      1.110          1.114             --
                                                       2005      1.053          1.110             --
                                                       2004      1.009          1.053             --
                                                       2003      1.000          1.009             --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class) (3/03)...  2006      1.344          1.463             --
                                                       2005      1.178          1.344             --
                                                       2004      1.047          1.178             --
                                                       2003      1.000          1.047             --

  VIP Mid Cap Subaccount (Service Class 2) (3/03)....  2006      1.512          1.658             --
                                                       2005      1.313          1.512             --
                                                       2004      1.079          1.313             --
                                                       2003      1.000          1.079             --

                         SEPARATE ACCOUNT CHARGES 2.50%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (3/03)...................................  2006      1.446          1.507               --
                                                       2005      1.417          1.446               --
                                                       2004      1.306          1.417               --
                                                       2003      1.000          1.306               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.407          1.364               --
                                                       2005      1.256          1.407               --
                                                       2004      1.189          1.256           19,490
                                                       2003      1.000          1.189               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2006      1.682          1.976           28,035
                                                       2005      1.512          1.682           29,473
                                                       2004      1.366          1.512            9,759
                                                       2003      1.000          1.366               --

  American Funds Growth Subaccount (Class 2) (3/03)..  2006      1.670          1.796           62,148
                                                       2005      1.474          1.670           70,719
                                                       2004      1.343          1.474           30,894
                                                       2003      1.000          1.343               --

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2006      1.460          1.641           62,267
                                                       2005      1.414          1.460           72,259
                                                       2004      1.314          1.414           45,500
                                                       2003      1.007          1.314               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.656          1.634               --
                                                       2005      1.437          1.656               --
                                                       2004      1.232          1.437               --
                                                       2003      1.000          1.232               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.733          2.242               --
                                                       2005      1.658          1.733            8,725
                                                       2004      1.294          1.658            6,664
                                                       2003      1.000          1.294               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.284          1.393               --
                                                       2005      1.195          1.284           28,342
                                                       2004      1.073          1.195           60,770
                                                       2003      1.000          1.073               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.282          1.425               --
                                                       2005      1.193          1.282           19,528
                                                       2004      1.066          1.193           19,916
                                                       2003      1.000          1.066               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2006      1.027          1.184               --
                                                       2005      1.000          1.027               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (3/03)........................  2006      1.545          1.638               --
                                                       2005      1.511          1.545               --
                                                       2004      1.390          1.511               --
                                                       2003      1.000          1.390               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.489          1.719               --
                                                       2005      1.381          1.489               --
                                                       2004      1.257          1.381               --
                                                       2003      1.000          1.257               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      2.173          2.715           11,017
                                                       2005      1.748          2.173           13,780
                                                       2004      1.437          1.748            3,240
                                                       2003      1.000          1.437               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.739          2.060           32,461
                                                       2005      1.618          1.739           33,803
                                                       2004      1.400          1.618           14,636
                                                       2003      1.000          1.400               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.652          1.963               --
                                                       2005      1.556          1.652           15,124
                                                       2004      1.375          1.556           15,043
                                                       2003      1.000          1.375               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (3/03).....................................  2006      1.683          1.860               --
                                                       2005      1.540          1.683               --
                                                       2004      1.311          1.540               --
                                                       2003      1.009          1.311               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.507          1.678               --
                                                       2005      1.486          1.507               --
                                                       2004      1.326          1.486               --
                                                       2003      1.000          1.326               --

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (3/03)..........  2006      1.187          1.366               --
                                                       2005      1.219          1.187               --
                                                       2004      1.209          1.219               --
                                                       2003      1.000          1.209               --

  LMPIS Premier Selections All Cap Growth Subaccount
  (3/03).............................................  2006      1.363          1.427               --
                                                       2005      1.314          1.363               --
                                                       2004      1.310          1.314               --
                                                       2003      1.000          1.310               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (3/03).............................................  2006      1.651          1.818               --
                                                       2005      1.614          1.651               --
                                                       2004      1.431          1.614               --
                                                       2003      1.000          1.431               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2006      1.499          1.727            5,611
                                                       2005      1.477          1.499            9,627
                                                       2004      1.399          1.477            7,427
                                                       2003      1.000          1.399               --

  LMPVPI Investors Subaccount (Class I) (3/03).......  2006      1.478          1.705               --
                                                       2005      1.422          1.478               --
                                                       2004      1.321          1.422               --
                                                       2003      1.000          1.321               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (3/03).............................................  2006      1.751          1.925               --
                                                       2005      1.711          1.751               --
                                                       2004      1.524          1.711               --
                                                       2003      1.000          1.524               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (3/03).............  2006      1.314          1.472               --
                                                       2005      1.292          1.314               --
                                                       2004      1.218          1.292               --
                                                       2003      1.000          1.218               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPII Diversified Strategic Income Subaccount
  (3/03).............................................  2006      1.116          1.147               --
                                                       2005      1.115          1.116               --
                                                       2004      1.071          1.115               --
                                                       2003      1.000          1.071               --

  LMPVPII Equity Index Subaccount (Class II) (3/03)..  2006      1.374          1.543               --
                                                       2005      1.352          1.374               --
                                                       2004      1.257          1.352               --
                                                       2003      1.000          1.257               --

  LMPVPII Fundamental Value Subaccount (3/03)........  2006      1.512          1.723               --
                                                       2005      1.480          1.512               --
                                                       2004      1.402          1.480               --
                                                       2003      1.005          1.402               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.981          0.996               --
                                                       2005      0.983          0.981               --
                                                       2004      0.996          0.983               --
                                                       2003      1.000          0.996               --

  LMPVPIII Aggressive Growth Subaccount (3/03).......  2006      1.512          1.605               --
                                                       2005      1.389          1.512               --
                                                       2004      1.295          1.389               --
                                                       2003      1.000          1.295               --

  LMPVPIII High Income Subaccount (3/03).............  2006      1.271          1.376               --
                                                       2005      1.270          1.271               --
                                                       2004      1.179          1.270               --
                                                       2003      1.000          1.179               --

  LMPVPIII Large Cap Growth Subaccount (3/03)........  2006      1.383          1.411               --
                                                       2005      1.348          1.383               --
                                                       2004      1.377          1.348               --
                                                       2003      1.000          1.377               --

  LMPVPIII Mid Cap Core Subaccount (3/03)............  2006      1.470          1.646               --
                                                       2005      1.391          1.470               --
                                                       2004      1.292          1.391               --
                                                       2003      0.999          1.292               --

  LMPVPIII Money Market Subaccount (3/03)............  2006      0.972          0.992               --
                                                       2005      0.970          0.972               --
                                                       2004      0.985          0.970               --
                                                       2003      1.000          0.985               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (3/03)............................  2006      1.366          1.514               --
                                                       2005      1.331          1.366               --
                                                       2004      1.279          1.331               --
                                                       2003      1.003          1.279               --

  LMPVPIV Multiple Discipline Subaccount-Balanced All
  Cap Growth and Value (3/03)........................  2006      1.234          1.330               --
                                                       2005      1.213          1.234               --
                                                       2004      1.185          1.213               --
                                                       2003      1.000          1.185               --

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (3/03)........................  2006      1.456          1.636               --
                                                       2005      1.401          1.456               --
                                                       2004      1.303          1.401               --
                                                       2003      1.000          1.303               --

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (3/03)............................  2006      1.327          1.453               --
                                                       2005      1.314          1.327               --
                                                       2004      1.262          1.314               --
                                                       2003      1.000          1.262               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.367          1.564           16,483
                                                       2005      1.357          1.367           17,620
                                                       2004      1.235          1.357           17,110
                                                       2003      1.000          1.235               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.597          1.748            3,338
                                                       2005      1.513          1.597            3,267
                                                       2004      1.250          1.513            3,417
                                                       2003      1.000          1.250               --

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (1/70).............................................  2006      1.581          1.664           13,871

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (1/70).............................................  2006      1.118          1.184               --

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2006      1.822          1.996            5,892

  MIST Janus Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2006      1.634          1.665               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70)...................................  2006      1.001          1.069               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (1/70).............................................  2006      0.970          1.065               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2006      1.467          1.440               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2006      1.226          1.210               --

  MIST MFS Value Subaccount (Class A) (1/70).........  2006      1.246          1.369           47,199

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (1/70)..........................................  2006      1.003          1.213            9,489

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2006      1.432          1.530               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2006      1.048          1.097               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2006      1.108          1.140               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70)..........................................  2006      1.003          1.023           25,861

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2006      1.550          1.504               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (1/70).............................................  2006      1.000          1.049               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (1/70)..........................................  2006      1.000          1.378               --

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2006      1.380          1.390               --

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2006      1.504          1.534               --

  MSF MetLife Aggressive Allocation Subaccount
  (1/70).............................................  2006      1.002          1.054               --

  MSF MetLife Conservative Allocation Subaccount
  (1/70).............................................  2006      1.001          1.036               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (1/70)..................................  2006      1.002          1.043               --

  MSF MetLife Moderate Allocation Subaccount (1/70)..  2006      1.002          1.048          115,025

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (1/70)..................................  2006      1.002          1.053               --

  MSF MFS Total Return Subaccount (Class F) (1/70)...  2006      1.308          1.390            6,466

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2006      0.996          1.045           62,680

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2006      0.998          1.062               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.100          1.081           20,970
                                                       2005      1.105          1.100           20,886
                                                       2004      1.040          1.105           19,893
                                                       2003      1.000          1.040               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2006      1.039          1.052           20,638
                                                       2005      1.040          1.039           19,436
                                                       2004      1.017          1.040           51,840
                                                       2003      0.998          1.017               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2006      1.701          2.119               --
                                                       2005      1.555          1.701               --
                                                       2004      1.372          1.555               --
                                                       2003      1.018          1.372               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2006      1.976          2.261               --
                                                       2005      1.893          1.976               --
                                                       2004      1.538          1.893               --
                                                       2003      1.000          1.538               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.381          1.467               --
                                                       2005      1.303          1.381               --
                                                       2004      1.254          1.303               --
                                                       2003      1.000          1.254               --

  Travelers Equity Income Subaccount (3/03)..........  2006      1.436          1.504               --
                                                       2005      1.409          1.436               --
                                                       2004      1.315          1.409               --
                                                       2003      1.000          1.315               --

  Travelers Large Cap Subaccount (3/03)..............  2006      1.343          1.380               --
                                                       2005      1.267          1.343               --
                                                       2004      1.219          1.267               --
                                                       2003      1.000          1.219               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.024          1.086               --
                                                       2005      1.000          1.024               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (12/05).................................  2006      1.006          1.006               --
                                                       2005      1.004          1.006               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.035          1.068               --
                                                       2005      0.994          1.035          107,862

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.047          1.089               --
                                                       2005      1.000          1.047               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.021          1.037               --
                                                       2005      1.000          1.021               --

  Travelers Managed Income Subaccount (3/03).........  2006      1.029          1.017               --
                                                       2005      1.041          1.029               --
                                                       2004      1.038          1.041               --
                                                       2003      1.003          1.038               --

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.493          1.581               --
                                                       2005      1.366          1.493           13,868
                                                       2004      1.209          1.366           33,604
                                                       2003      1.000          1.209               --

  Travelers MFS Mid Cap Growth Subaccount (3/03).....  2006      1.469          1.550               --
                                                       2005      1.461          1.469               --
                                                       2004      1.313          1.461               --
                                                       2003      1.000          1.313               --

  Travelers MFS Total Return Subaccount (3/03).......  2006      1.271          1.308               --
                                                       2005      1.265          1.271            6,466
                                                       2004      1.164          1.265            6,466
                                                       2003      1.003          1.164               --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.157          1.246               --
                                                       2005      1.114          1.157           45,265
                                                       2004      1.000          1.114               --

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.591          1.822               --
                                                       2005      1.489          1.591            5,892
                                                       2004      1.319          1.489            5,892
                                                       2003      1.000          1.319               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.353          1.432               --
                                                       2005      1.309          1.353               --
                                                       2004      1.208          1.309               --
                                                       2003      1.000          1.208               --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      0.999          1.048               --
                                                       2005      1.000          0.999               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.100          1.108               --
                                                       2005      1.088          1.100               --
                                                       2004      1.000          1.088               --

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.353          1.408               --
                                                       2005      1.360          1.353               --
                                                       2004      1.265          1.360               --
                                                       2003      1.000          1.265               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.068          1.226               --
                                                       2005      1.000          1.068               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.977          1.118               --
                                                       2005      1.000          0.977               --

  Travelers Van Kampen Enterprise Subaccount (3/03)..  2006      1.303          1.348               --
                                                       2005      1.239          1.303               --
                                                       2004      1.223          1.239               --
                                                       2003      1.000          1.223               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (3/03)..........................................  2006      1.328          1.333               --
                                                       2005      1.262          1.328               --
                                                       2004      1.209          1.262               --
                                                       2003      1.000          1.209               --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class) (3/03)...  2006      1.643          1.789               --
                                                       2005      1.442          1.643               --
                                                       2004      1.282          1.442               --
                                                       2003      1.008          1.282               --

  VIP Mid Cap Subaccount (Service Class 2) (3/03)....  2006      2.008          2.202            2,612
                                                       2005      1.744          2.008            2,644
                                                       2004      1.435          1.744            2,964
                                                       2003      1.000          1.435               --

                         SEPARATE ACCOUNT CHARGES 2.60%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (3/03)...................................  2006      1.442          1.502               --
                                                       2005      1.414          1.442               --
                                                       2004      1.305          1.414               --
                                                       2003      1.000          1.305               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.403          1.359               --
                                                       2005      1.254          1.403               --
                                                       2004      1.188          1.254               --
                                                       2003      1.000          1.188               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2006      1.677          1.968               --
                                                       2005      1.509          1.677               --
                                                       2004      1.365          1.509            3,419
                                                       2003      1.000          1.365               --

  American Funds Growth Subaccount (Class 2) (3/03)..  2006      1.666          1.789           89,043
                                                       2005      1.471          1.666           89,047
                                                       2004      1.342          1.471           12,735
                                                       2003      1.000          1.342               --

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2006      1.456          1.635           44,742
                                                       2005      1.412          1.456           44,746
                                                       2004      1.313          1.412            9,353
                                                       2003      1.000          1.313               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.652          1.629               --
                                                       2005      1.434          1.652               --
                                                       2004      1.231          1.434               --
                                                       2003      1.000          1.231               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.728          2.234               --
                                                       2005      1.655          1.728               --
                                                       2004      1.293          1.655               --
                                                       2003      1.000          1.293               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.282          1.389               --
                                                       2005      1.194          1.282               --
                                                       2004      1.073          1.194               --
                                                       2003      1.000          1.073               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.279          1.421               --
                                                       2005      1.192          1.279               --
                                                       2004      1.066          1.192               --
                                                       2003      1.000          1.066               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2006      1.026          1.182               --
                                                       2005      1.000          1.026               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (3/03)........................  2006      1.541          1.632           53,371
                                                       2005      1.509          1.541           53,371
                                                       2004      1.389          1.509            3,463
                                                       2003      1.000          1.389               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.485          1.713               --
                                                       2005      1.378          1.485               --
                                                       2004      1.256          1.378               --
                                                       2003      1.000          1.256               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      2.167          2.705               --
                                                       2005      1.745          2.167               --
                                                       2004      1.436          1.745               --
                                                       2003      1.000          1.436               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.734          2.052            1,031
                                                       2005      1.615          1.734           20,795
                                                       2004      1.398          1.615            1,035
                                                       2003      1.000          1.398               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.647          1.955               --
                                                       2005      1.553          1.647               --
                                                       2004      1.374          1.553               --
                                                       2003      1.000          1.374               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (3/03).....................................  2006      1.678          1.853            3,143
                                                       2005      1.537          1.678            3,143
                                                       2004      1.309          1.537            3,460
                                                       2003      1.000          1.309               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.503          1.673               --
                                                       2005      1.483          1.503            4,230
                                                       2004      1.325          1.483               --
                                                       2003      1.000          1.325               --

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (3/03)..........  2006      1.184          1.360               --
                                                       2005      1.217          1.184               --
                                                       2004      1.209          1.217               --
                                                       2003      1.000          1.209               --

  LMPIS Premier Selections All Cap Growth Subaccount
  (3/03).............................................  2006      1.359          1.421               --
                                                       2005      1.312          1.359               --
                                                       2004      1.309          1.312               --
                                                       2003      1.000          1.309               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (3/03).............................................  2006      1.646          1.811               --
                                                       2005      1.611          1.646               --
                                                       2004      1.430          1.611               --
                                                       2003      1.000          1.430               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2006      1.495          1.721               --
                                                       2005      1.475          1.495               --
                                                       2004      1.398          1.475               --
                                                       2003      1.000          1.398               --

  LMPVPI Investors Subaccount (Class I) (3/03).......  2006      1.474          1.698               --
                                                       2005      1.420          1.474               --
                                                       2004      1.320          1.420               --
                                                       2003      1.000          1.320               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (3/03).............................................  2006      1.746          1.918               --
                                                       2005      1.708          1.746               --
                                                       2004      1.523          1.708               --
                                                       2003      1.000          1.523               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (3/03).............  2006      1.311          1.466           49,576
                                                       2005      1.290          1.311           49,576
                                                       2004      1.217          1.290            4,064
                                                       2003      1.000          1.217               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPII Diversified Strategic Income Subaccount
  (3/03).............................................  2006      1.113          1.143               --
                                                       2005      1.113          1.113               --
                                                       2004      1.071          1.113               --
                                                       2003      1.000          1.071               --

  LMPVPII Equity Index Subaccount (Class II) (3/03)..  2006      1.371          1.538               --
                                                       2005      1.349          1.371               --
                                                       2004      1.256          1.349               --
                                                       2003      1.000          1.256               --

  LMPVPII Fundamental Value Subaccount (3/03)........  2006      1.508          1.716           81,924
                                                       2005      1.477          1.508          103,947
                                                       2004      1.401          1.477               --
                                                       2003      1.000          1.401               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.979          0.993            7,578
                                                       2005      0.982          0.979            7,592
                                                       2004      0.996          0.982            7,607
                                                       2003      1.000          0.996               --

  LMPVPIII Aggressive Growth Subaccount (3/03).......  2006      1.508          1.599           58,164
                                                       2005      1.386          1.508           81,532
                                                       2004      1.294          1.386            3,848
                                                       2003      1.000          1.294               --

  LMPVPIII High Income Subaccount (3/03).............  2006      1.268          1.371               --
                                                       2005      1.268          1.268               --
                                                       2004      1.178          1.268               --
                                                       2003      1.000          1.178               --

  LMPVPIII Large Cap Growth Subaccount (3/03)........  2006      1.379          1.406           45,432
                                                       2005      1.345          1.379           45,432
                                                       2004      1.376          1.345               --
                                                       2003      1.000          1.376               --

  LMPVPIII Mid Cap Core Subaccount (3/03)............  2006      1.466          1.640               --
                                                       2005      1.389          1.466               --
                                                       2004      1.291          1.389               --
                                                       2003      1.000          1.291               --

  LMPVPIII Money Market Subaccount (3/03)............  2006      0.970          0.988               --
                                                       2005      0.968          0.970               --
                                                       2004      0.985          0.968          413,121
                                                       2003      1.000          0.985               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (3/03)............................  2006      1.362          1.508           20,339
                                                       2005      1.328          1.362           20,361
                                                       2004      1.278          1.328           20,384
                                                       2003      1.000          1.278           20,408

  LMPVPIV Multiple Discipline Subaccount-Balanced All
  Cap Growth and Value (3/03)........................  2006      1.230          1.325           21,475
                                                       2005      1.211          1.230          127,542
                                                       2004      1.184          1.211          270,651
                                                       2003      1.000          1.184          294,612

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (3/03)........................  2006      1.452          1.629               --
                                                       2005      1.398          1.452               --
                                                       2004      1.302          1.398               --
                                                       2003      1.000          1.302               --

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (3/03)............................  2006      1.323          1.448               --
                                                       2005      1.312          1.323               --
                                                       2004      1.261          1.312               --
                                                       2003      1.000          1.261               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.363          1.558           74,229
                                                       2005      1.355          1.363           74,229
                                                       2004      1.235          1.355               --
                                                       2003      1.000          1.235               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.593          1.742            1,117
                                                       2005      1.510          1.593            1,119
                                                       2004      1.250          1.510            1,121
                                                       2003      1.000          1.250               --

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (1/70).............................................  2006      1.576          1.658           28,836

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (1/70).............................................  2006      1.117          1.183               --

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2006      1.817          1.988           36,157

  MIST Janus Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2006      1.629          1.659               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70)...................................  2006      1.001          1.069               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (1/70).............................................  2006      0.970          1.065               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2006      1.462          1.435               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2006      1.225          1.208               --

  MIST MFS Value Subaccount (Class A) (1/70).........  2006      1.244          1.365               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (1/70)..........................................  2006      1.003          1.212               --

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2006      1.428          1.525               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2006      1.047          1.095               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2006      1.105          1.137               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70)..........................................  2006      1.003          1.022            7,061

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2006      1.545          1.498               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (1/70).............................................  2006      1.000          1.045               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (1/70)..........................................  2006      1.000          1.372               --

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2006      1.376          1.385               --

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2006      1.499          1.528               --

  MSF MetLife Aggressive Allocation Subaccount
  (1/70).............................................  2006      1.002          1.053               --

  MSF MetLife Conservative Allocation Subaccount
  (1/70).............................................  2006      1.001          1.036               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (1/70)..................................  2006      1.002          1.042               --

  MSF MetLife Moderate Allocation Subaccount (1/70)..  2006      1.002          1.047               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (1/70)..................................  2006      1.002          1.052               --

  MSF MFS Total Return Subaccount (Class F) (1/70)...  2006      1.304          1.384           11,292

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2006      0.996          1.044               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2006      0.998          1.062               --
                                                       2006      1.000          0.998               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.097          1.077            4,280
                                                       2005      1.103          1.097            4,280
                                                       2004      1.039          1.103            4,712
                                                       2003      1.000          1.039               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2006      1.036          1.048            4,347
                                                       2005      1.038          1.036            4,355
                                                       2004      1.016          1.038            4,363
                                                       2003      1.000          1.016               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2006      1.697          2.111               --
                                                       2005      1.552          1.697               --
                                                       2004      1.371          1.552               --
                                                       2003      1.000          1.371               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2006      1.971          2.252               --
                                                       2005      1.890          1.971               --
                                                       2004      1.536          1.890               --
                                                       2003      1.000          1.536               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.378          1.462               --
                                                       2005      1.300          1.378               --
                                                       2004      1.253          1.300               --
                                                       2003      1.000          1.253               --

  Travelers Equity Income Subaccount (3/03)..........  2006      1.432          1.499               --
                                                       2005      1.406          1.432           23,192
                                                       2004      1.314          1.406               --
                                                       2003      1.000          1.314               --

  Travelers Large Cap Subaccount (3/03)..............  2006      1.339          1.376               --
                                                       2005      1.265          1.339               --
                                                       2004      1.219          1.265               --
                                                       2003      1.000          1.219               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.024          1.085               --
                                                       2005      1.000          1.024               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (12/05).................................  2006      1.005          1.006               --
                                                       2005      1.003          1.005               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.034          1.067               --
                                                       2005      0.994          1.034               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.047          1.088               --
                                                       2005      1.000          1.047               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.020          1.037               --
                                                       2005      1.000          1.020               --

  Travelers Managed Income Subaccount (3/03).........  2006      1.026          1.013               --
                                                       2005      1.039          1.026               --
                                                       2004      1.037          1.039               --
                                                       2003      1.000          1.037               --

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.489          1.576               --
                                                       2005      1.364          1.489           28,836
                                                       2004      1.208          1.364               --
                                                       2003      1.000          1.208               --

  Travelers MFS Mid Cap Growth Subaccount (3/03).....  2006      1.465          1.545               --
                                                       2005      1.459          1.465               --
                                                       2004      1.312          1.459               --
                                                       2003      1.000          1.312               --

  Travelers MFS Total Return Subaccount (3/03).......  2006      1.267          1.304               --
                                                       2005      1.263          1.267           11,292
                                                       2004      1.163          1.263           12,431
                                                       2003      1.000          1.163               --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.155          1.244               --
                                                       2005      1.113          1.155               --
                                                       2004      1.000          1.113               --

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.587          1.817               --
                                                       2005      1.487          1.587           36,157
                                                       2004      1.318          1.487               --
                                                       2003      1.000          1.318               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.350          1.428               --
                                                       2005      1.307          1.350               --
                                                       2004      1.207          1.307               --
                                                       2003      1.000          1.207               --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      0.998          1.047               --
                                                       2005      1.000          0.998               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.098          1.105               --
                                                       2005      1.087          1.098               --
                                                       2004      1.000          1.087               --

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.350          1.404               --
                                                       2005      1.357          1.350               --
                                                       2004      1.264          1.357               --
                                                       2003      1.000          1.264               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.068          1.225               --
                                                       2005      1.000          1.068               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.977          1.117               --
                                                       2005      1.000          0.977               --

  Travelers Van Kampen Enterprise Subaccount (3/03)..  2006      1.299          1.344               --
                                                       2005      1.237          1.299               --
                                                       2004      1.222          1.237               --
                                                       2003      1.000          1.222               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (3/03)..........................................  2006      1.325          1.328            1,231
                                                       2005      1.260          1.325            1,233
                                                       2004      1.208          1.260            1,236
                                                       2003      1.000          1.208               --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class) (3/03)...  2006      1.639          1.782           57,476
                                                       2005      1.439          1.639           57,476
                                                       2004      1.281          1.439            3,645
                                                       2003      1.000          1.281               --

  VIP Mid Cap Subaccount (Service Class 2) (3/03)....  2006      2.003          2.193               --
                                                       2005      1.741          2.003               --
                                                       2004      1.434          1.741               --
                                                       2003      1.000          1.434               --





* We are currently waving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.


Number of Units Outstanding at End of Year may include units for Contract Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix C for more information on Variable Funding Option name changes, mergers and substitutions.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-MET/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS Value Portfolio merged into Met Investors Series Trust-MFS Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-MET/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc..-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

                           PORTFOLIO ARCHITECT ACCESS

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the *mid-range* combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.90%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.431          1.395               --
                                                       2005      1.270          1.431               --
                                                       2004      1.194          1.270               --
                                                       2003      1.000          1.194               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2006      1.710          2.021            2,432
                                                       2005      1.528          1.710            2,476
                                                       2004      1.372          1.528            5,556
                                                       2003      1.000          1.372               --

  American Funds Growth Subaccount (Class 2) (3/03)..  2006      1.698          1.837           22,979
                                                       2005      1.490          1.698           23,244
                                                       2004      1.349          1.490            8,048
                                                       2003      1.000          1.349               --

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2006      1.485          1.678            2,518
                                                       2005      1.430          1.485            2,563
                                                       2004      1.320          1.430            7,137
                                                       2003      1.000          1.320               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.684          1.665               --
                                                       2005      1.452          1.684               --
                                                       2004      1.238          1.452               --
                                                       2003      1.000          1.238               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.762          2.293               --
                                                       2005      1.676          1.762               --
                                                       2004      1.300          1.676               --
                                                       2003      1.000          1.300               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/03).....................................  2006      1.279          1.462            8,268
                                                       2005      1.249          1.279            8,268
                                                       2004      1.211          1.249            8,268
                                                       2003      1.000          1.211               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/03).....................................  2006      1.505          1.533               --
                                                       2005      1.450          1.505               --
                                                       2004      1.327          1.450               --
                                                       2003      1.000          1.327               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.301          1.413               --
                                                       2005      1.203          1.301            1,796
                                                       2004      1.074          1.203               --
                                                       2003      1.000          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.298          1.446               --
                                                       2005      1.201          1.298            1,852
                                                       2004      1.067          1.201               --
                                                       2003      1.000          1.067               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.514          1.759               --
                                                       2005      1.396          1.514               --
                                                       2004      1.263          1.396               --
                                                       2003      1.000          1.263               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      2.208          2.775            1,001
                                                       2005      1.766          2.208            1,001
                                                       2004      1.443          1.766               --
                                                       2003      1.000          1.443               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.768          2.107            1,808
                                                       2005      1.635          1.768            1,808
                                                       2004      1.406          1.635               --
                                                       2003      1.000          1.406               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.679          2.007               --
                                                       2005      1.572          1.679               --
                                                       2004      1.381          1.572               --
                                                       2003      1.000          1.381               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.060          1.083               --
                                                       2005      1.066          1.060               --
                                                       2004      1.000          1.066               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/03).............................................  2006      1.259          1.299               --
                                                       2005      1.191          1.259               --
                                                       2004      1.121          1.191               --
                                                       2003      1.000          1.121               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/03)............................  2006      1.485          1.549              874
                                                       2005      1.347          1.485              890
                                                       2004      1.202          1.347              907
                                                       2003      1.000          1.202               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/03).....................................  2006      1.540          1.629               --
                                                       2005      1.407          1.540               --
                                                       2004      1.426          1.407               --
                                                       2003      1.000          1.426               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (3/03).....................................  2006      1.369          1.585            1,708
                                                       2005      1.322          1.369            1,739
                                                       2004      1.289          1.322            1,771
                                                       2003      1.000          1.289               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.531          1.714               --
                                                       2005      1.501          1.531               --
                                                       2004      1.331          1.501               --
                                                       2003      1.000          1.331               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2006      1.525          1.767               --
                                                       2005      1.493          1.525               --
                                                       2004      1.405          1.493            2,536
                                                       2003      1.000          1.405               --

  LMPVPI Investors Subaccount (Class I) (3/03).......  2006      1.503          1.744               --
                                                       2005      1.438          1.503               --
                                                       2004      1.327          1.438               --
                                                       2003      1.000          1.327               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPI Large Cap Growth Subaccount (Class I)
  (3/03).............................................  2006      1.411          1.443               --
                                                       2005      1.367          1.411               --
                                                       2004      1.386          1.367            3,187
                                                       2003      1.000          1.386               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (3/03).............................................  2006      1.780          1.969            1,417
                                                       2005      1.729          1.780            1,443
                                                       2004      1.531          1.729            1,470
                                                       2003      1.000          1.531               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (3/03).............................................  2006      1.544          1.682            1,601
                                                       2005      1.432          1.544            1,630
                                                       2004      1.337          1.432            1,660
                                                       2003      1.000          1.337               --

  LMPVPII Equity Index Subaccount (Class II) (3/03)..  2006      1.397          1.579               --
                                                       2005      1.366          1.397               --
                                                       2004      1.263          1.366               --
                                                       2003      1.000          1.263               --

  LMPVPII Growth and Income Subaccount (Class I)
  (3/03).............................................  2006      1.391          1.534               --
                                                       2005      1.368          1.391               --
                                                       2004      1.286          1.368               --
                                                       2003      1.000          1.286               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.995          1.016           40,640
                                                       2005      0.990          0.995           40,075
                                                       2004      0.998          0.990               --
                                                       2003      1.000          0.998               --

  LMPVPIII Social Awareness Stock Subaccount (5/04)..  2006      1.106          1.169               --
                                                       2005      1.080          1.106               --
                                                       2004      1.000          1.080               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.389          1.598           14,169
                                                       2005      1.371          1.389           14,169
                                                       2004      1.240          1.371           14,169
                                                       2003      1.000          1.240               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.623          1.787            5,178
                                                       2005      1.528          1.623            5,212
                                                       2004      1.255          1.528            3,770
                                                       2003      1.000          1.255               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.095          1.129               --
                                                       2005      1.075          1.095               --
                                                       2004      1.000          1.075               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2006      1.855          1.763            1,608

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2006      1.292          1.359            4,120

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.611          1.702               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.123          1.195           11,389

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.856          2.041           13,725

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.665          1.703               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2006      1.129          1.190               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2006      1.308          1.368               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2006      1.001          1.075               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.494          1.473           35,612

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.233          1.221           10,914

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.261          1.391           16,612

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.218               --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.458          1.564               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.053          1.106               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.121          1.159           36,085

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.027            2,418

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.579          1.538            3,731

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2006      1.031          1.069               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2006      0.999          1.020               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.406          1.422               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.532          1.569           33,293

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.058               --

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.041               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.047           20,302

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.052               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.057               --

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.332          1.421           79,114

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.049            2,448

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.067               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2006      1.083          1.148               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2006      1.034          1.068            9,589

Money Market Portfolio
  Money Market Subaccount (3/03).....................  2006      0.991          0.999               --
                                                       2005      0.982          0.991               --
                                                       2004      0.991          0.982               --
                                                       2003      1.000          0.991               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.110          1.172               --
                                                       2005      1.070          1.110               --
                                                       2004      1.000          1.070               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.118          1.105               --
                                                       2005      1.116          1.118               --
                                                       2004      1.044          1.116               --
                                                       2003      1.000          1.044               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2006      1.057          1.077           33,548
                                                       2005      1.051          1.057           33,159
                                                       2004      1.021          1.051               --
                                                       2003      1.000          1.021               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2006      1.730          2.168               --
                                                       2005      1.571          1.730               --
                                                       2004      1.378          1.571               --
                                                       2003      1.000          1.378               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2006      2.009          2.312            5,292
                                                       2005      1.913          2.009            5,292
                                                       2004      1.545          1.913               --
                                                       2003      1.000          1.545               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.405          1.494               --
                                                       2005      1.316          1.405           34,595
                                                       2004      1.260          1.316               --
                                                       2003      1.000          1.260               --

  Travelers Convertible Securities Subaccount
  (3/03).............................................  2006      1.228          1.308               --
                                                       2005      1.247          1.228               --
                                                       2004      1.196          1.247               --
                                                       2003      1.000          1.196               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/03).............................................  2006      1.701          1.855               --
                                                       2005      1.541          1.701            1,637
                                                       2004      1.349          1.541            1,668
                                                       2003      1.000          1.349               --

  Travelers Equity Income Subaccount (3/03)..........  2006      1.460          1.532               --
                                                       2005      1.424          1.460           31,901
                                                       2004      1.321          1.424               --
                                                       2003      1.000          1.321               --

  Travelers Federated High Yield Subaccount (3/03)...  2006      1.262          1.292               --
                                                       2005      1.254          1.262            4,120
                                                       2004      1.158          1.254               --
                                                       2003      1.000          1.158               --

  Travelers Federated Stock Subaccount (3/03)........  2006      1.449          1.499               --
                                                       2005      1.403          1.449               --
                                                       2004      1.293          1.403               --
                                                       2003      1.000          1.293               --

  Travelers Large Cap Subaccount (3/03)..............  2006      1.366          1.406               --
                                                       2005      1.280          1.366               --
                                                       2004      1.225          1.280               --
                                                       2003      1.000          1.225               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.026          1.090               --
                                                       2005      1.000          1.026               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (12/05).................................  2006      1.008          1.011               --
                                                       2005      1.006          1.008               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.038          1.074               --
                                                       2005      0.994          1.038               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.051          1.095               --
                                                       2005      1.000          1.051               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.024          1.043               --
                                                       2005      1.000          1.024           19,524

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.518          1.611               --
                                                       2005      1.381          1.518               --
                                                       2004      1.215          1.381               --
                                                       2003      1.000          1.215               --

  Travelers MFS Mid Cap Growth Subaccount (3/03).....  2006      1.493          1.579               --
                                                       2005      1.477          1.493            3,731
                                                       2004      1.319          1.477            3,731
                                                       2003      1.000          1.319               --

  Travelers MFS Total Return Subaccount (3/03).......  2006      1.292          1.332               --
                                                       2005      1.279          1.292           79,114
                                                       2004      1.169          1.279               --
                                                       2003      1.000          1.169               --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.168          1.261               --
                                                       2005      1.118          1.168           16,590
                                                       2004      1.000          1.118               --

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.618          1.856               --
                                                       2005      1.505          1.618           15,527
                                                       2004      1.325          1.505               --
                                                       2003      1.000          1.325               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.375          1.458               --
                                                       2005      1.322          1.375               --
                                                       2004      1.213          1.322               --
                                                       2003      1.000          1.213               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.002          1.053               --
                                                       2005      1.000          1.002               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.111          1.121               --
                                                       2005      1.092          1.111           35,176
                                                       2004      1.000          1.092               --

  Travelers Quality Bond Subaccount (3/03)...........  2006      1.042          1.031               --
                                                       2005      1.045          1.042               --
                                                       2004      1.031          1.045               --
                                                       2003      1.000          1.031               --

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.376          1.434               --
                                                       2005      1.374          1.376               --
                                                       2004      1.271          1.374               --
                                                       2003      1.000          1.271               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.072          1.233               --
                                                       2005      1.000          1.072           10,894

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.980          1.123               --
                                                       2005      1.000          0.980           11,541

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.074          1.034               --
                                                       2005      1.049          1.074            9,589
                                                       2004      1.000          1.049               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/03).............................................  2006      1.545          1.760               --
                                                       2005      1.513          1.545               --
                                                       2004      1.313          1.513               --
                                                       2003      1.000          1.313               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/03).............................................  2006      1.324          1.387               --
                                                       2005      1.251          1.324               --
                                                       2004      1.228          1.251               --
                                                       2003      1.000          1.228               --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class 2)
  (3/03).............................................  2006      1.650          1.805           14,381
                                                       2005      1.442          1.650           15,108
                                                       2004      1.276          1.442            2,643
                                                       2003      1.000          1.276               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (3/03)...........................  2006      1.472          1.644            1,812
                                                       2005      1.243          1.472            1,845
                                                       2004      1.251          1.243            1,879
                                                       2003      1.000          1.251               --

  VIP Mid Cap Subaccount (Service Class 2) (3/03)....  2006      2.042          2.252            3,342
                                                       2005      1.763          2.042            3,342
                                                       2004      1.441          1.763            3,342
                                                       2003      1.000          1.441               --





                         SEPARATE ACCOUNT CHARGES 1.95%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.236          1.205               --
                                                       2005      1.098          1.236               --
                                                       2004      1.033          1.098               --
                                                       2003      1.000          1.033               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2006      1.326          1.566           10,254
                                                       2005      1.185          1.326           10,254
                                                       2004      1.065          1.185               --
                                                       2003      1.000          1.065               --

  American Funds Growth Subaccount (Class 2) (3/03)..  2006      1.312          1.419               --
                                                       2005      1.152          1.312               --
                                                       2004      1.044          1.152               --
                                                       2003      1.000          1.044               --

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2006      1.193          1.348               --
                                                       2005      1.150          1.193               --
                                                       2004      1.062          1.150               --
                                                       2003      1.000          1.062               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.438          1.421               --
                                                       2005      1.241          1.438               --
                                                       2004      1.058          1.241               --
                                                       2003      1.000          1.058               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.426          1.855               --
                                                       2005      1.357          1.426               --
                                                       2004      1.053          1.357               --
                                                       2003      1.000          1.053               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/03).....................................  2006      1.117          1.276               --
                                                       2005      1.091          1.117               --
                                                       2004      1.059          1.091               --
                                                       2003      1.000          1.059               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/03).....................................  2006      1.177          1.197               --
                                                       2005      1.134          1.177               --
                                                       2004      1.038          1.134               --
                                                       2003      1.000          1.038               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.300          1.412               --
                                                       2005      1.203          1.300               --
                                                       2004      1.074          1.203               --
                                                       2003      1.000          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.297          1.444               --
                                                       2005      1.201          1.297               --
                                                       2004      1.067          1.201               --
                                                       2003      1.000          1.067               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.263          1.467               --
                                                       2005      1.165          1.263               --
                                                       2004      1.055          1.165               --
                                                       2003      1.000          1.055               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      1.655          2.079               --
                                                       2005      1.324          1.655               --
                                                       2004      1.083          1.324               --
                                                       2003      1.000          1.083               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.339          1.595            9,977
                                                       2005      1.239          1.339            9,977
                                                       2004      1.066          1.239               --
                                                       2003      1.000          1.066               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.310          1.565               --
                                                       2005      1.227          1.310           10,032
                                                       2004      1.078          1.227               --
                                                       2003      1.000          1.078               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.059          1.082               --
                                                       2005      1.066          1.059               --
                                                       2004      1.000          1.066               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/03).............................................  2006      1.161          1.198               --
                                                       2005      1.099          1.161               --
                                                       2004      1.035          1.099               --
                                                       2003      1.000          1.035               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/03)............................  2006      1.350          1.408               --
                                                       2005      1.226          1.350               --
                                                       2004      1.094          1.226               --
                                                       2003      1.000          1.094               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/03).....................................  2006      1.085          1.148               --
                                                       2005      0.992          1.085               --
                                                       2004      1.006          0.992               --
                                                       2003      1.000          1.006               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (3/03).....................................  2006      1.125          1.301               --
                                                       2005      1.086          1.125               --
                                                       2004      1.060          1.086               --
                                                       2003      1.000          1.060               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.205          1.348               --
                                                       2005      1.182          1.205               --
                                                       2004      1.049          1.182               --
                                                       2003      1.000          1.049               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2006      1.156          1.339               --
                                                       2005      1.133          1.156               --
                                                       2004      1.067          1.133               --
                                                       2003      1.000          1.067               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  LMPVPI Investors Subaccount (Class I) (3/03).......  2006      1.211          1.405               --
                                                       2005      1.159          1.211               --
                                                       2004      1.071          1.159               --
                                                       2003      1.000          1.071               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (3/03).............................................  2006      1.060          1.083               --
                                                       2005      1.027          1.060               --
                                                       2004      1.042          1.027               --
                                                       2003      1.000          1.042               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (3/03).............................................  2006      1.221          1.351               --
                                                       2005      1.187          1.221               --
                                                       2004      1.051          1.187               --
                                                       2003      1.000          1.051               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (3/03).............................................  2006      1.232          1.342               --
                                                       2005      1.143          1.232               --
                                                       2004      1.069          1.143               --
                                                       2003      1.000          1.069               --

  LMPVPII Equity Index Subaccount (Class II) (3/03)..  2006      1.172          1.324               --
                                                       2005      1.147          1.172               --
                                                       2004      1.061          1.147               --
                                                       2003      1.000          1.061               --

  LMPVPII Growth and Income Subaccount (Class I)
  (3/03).............................................  2006      1.151          1.268               --
                                                       2005      1.132          1.151               --
                                                       2004      1.065          1.132               --
                                                       2003      1.000          1.065               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.996          1.017               --
                                                       2005      0.992          0.996               --
                                                       2004      1.000          0.992               --
                                                       2003      1.000          1.000               --

  LMPVPIII Social Awareness Stock Subaccount (5/04)..  2006      1.105          1.167               --
                                                       2005      1.079          1.105               --
                                                       2004      1.000          1.079               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.204          1.385               --
                                                       2005      1.189          1.204               --
                                                       2004      1.076          1.189               --
                                                       2003      1.000          1.076               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.393          1.534               --
                                                       2005      1.313          1.393               --
                                                       2004      1.079          1.313               --
                                                       2003      1.000          1.079               --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.094          1.127               --
                                                       2005      1.074          1.094               --
                                                       2004      1.000          1.074               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2006      1.425          1.354               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2006      1.143          1.202               --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.376          1.454               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.123          1.194               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.511          1.661           10,151

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.421          1.454               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2006      1.127          1.189               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2006      1.141          1.193               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2006      1.001          1.075               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.232          1.214               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.232          1.220               --

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.260          1.389               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.217               --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.273          1.365               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.053          1.105               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.120          1.157               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.026               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.219          1.187               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2006      1.015          1.052               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2006      1.005          1.026               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.208          1.221               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.229          1.257               --

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.058               --

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.040               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.047               --

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.052               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.057               --

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.197          1.277               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.049           14,323

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.066               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2006      1.082          1.147               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2006      1.033          1.067               --

Money Market Portfolio
  Money Market Subaccount (3/03).....................  2006      0.998          1.005               --
                                                       2005      0.989          0.998               --
                                                       2004      0.998          0.989               --
                                                       2003      1.000          0.998               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.110          1.171               --
                                                       2005      1.070          1.110               --
                                                       2004      1.000          1.070               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.085          1.072               --
                                                       2005      1.084          1.085               --
                                                       2004      1.015          1.084               --
                                                       2003      1.000          1.015               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2006      1.049          1.068               --
                                                       2005      1.044          1.049               --
                                                       2004      1.015          1.044               --
                                                       2003      1.000          1.015               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2006      1.372          1.719               --
                                                       2005      1.247          1.372               --
                                                       2004      1.094          1.247               --
                                                       2003      1.000          1.094               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2006      1.402          1.613               --
                                                       2005      1.335          1.402               --
                                                       2004      1.079          1.335               --
                                                       2003      1.000          1.079               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.158          1.232               --
                                                       2005      1.086          1.158               --
                                                       2004      1.040          1.086               --
                                                       2003      1.000          1.040               --

  Travelers Convertible Securities Subaccount
  (3/03).............................................  2006      1.072          1.141               --
                                                       2005      1.089          1.072               --
                                                       2004      1.044          1.089               --
                                                       2003      1.000          1.044               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/03).............................................  2006      1.306          1.425               --
                                                       2005      1.185          1.306               --
                                                       2004      1.037          1.185               --
                                                       2003      1.000          1.037               --

  Travelers Equity Income Subaccount (3/03)..........  2006      1.171          1.229               --
                                                       2005      1.143          1.171               --
                                                       2004      1.060          1.143               --
                                                       2003      1.000          1.060               --

  Travelers Federated High Yield Subaccount (3/03)...  2006      1.116          1.143               --
                                                       2005      1.110          1.116               --
                                                       2004      1.025          1.110               --
                                                       2003      1.000          1.025               --

  Travelers Federated Stock Subaccount (3/03)........  2006      1.210          1.252               --
                                                       2005      1.172          1.210               --
                                                       2004      1.081          1.172               --
                                                       2003      1.000          1.081               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Large Cap Subaccount (3/03)..............  2006      1.173          1.208               --
                                                       2005      1.101          1.173               --
                                                       2004      1.054          1.101               --
                                                       2003      1.000          1.054               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.026          1.090               --
                                                       2005      1.000          1.026               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (12/05).................................  2006      1.008          1.010               --
                                                       2005      1.006          1.008               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.038          1.073               --
                                                       2005      0.994          1.038               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.050          1.094               --
                                                       2005      1.000          1.050               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.024          1.042               --
                                                       2005      1.000          1.024               --

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.298          1.376               --
                                                       2005      1.181          1.298               --
                                                       2004      1.039          1.181               --
                                                       2003      1.000          1.039               --

  Travelers MFS Mid Cap Growth Subaccount (3/03).....  2006      1.153          1.219               --
                                                       2005      1.141          1.153               --
                                                       2004      1.020          1.141               --
                                                       2003      1.000          1.020               --

  Travelers MFS Total Return Subaccount (3/03).......  2006      1.161          1.197               --
                                                       2005      1.150          1.161               --
                                                       2004      1.052          1.150               --
                                                       2003      1.000          1.052               --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.167          1.260               --
                                                       2005      1.118          1.167               --
                                                       2004      1.000          1.118               --

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.317          1.511               --
                                                       2005      1.226          1.317           10,151
                                                       2004      1.080          1.226               --
                                                       2003      1.000          1.080               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.201          1.273               --
                                                       2005      1.155          1.201               --
                                                       2004      1.060          1.155               --
                                                       2003      1.000          1.060               --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.001          1.053               --
                                                       2005      1.000          1.001               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.110          1.120               --
                                                       2005      1.092          1.110               --
                                                       2004      1.000          1.092               --

  Travelers Quality Bond Subaccount (3/03)...........  2006      1.026          1.015               --
                                                       2005      1.029          1.026               --
                                                       2004      1.016          1.029               --
                                                       2003      1.000          1.016               --

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.155          1.204               --
                                                       2005      1.154          1.155               --
                                                       2004      1.067          1.154               --
                                                       2003      1.000          1.067               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.071          1.232               --
                                                       2005      1.000          1.071               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.980          1.123               --
                                                       2005      1.000          0.980               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.073          1.033               --
                                                       2005      1.049          1.073               --
                                                       2004      1.000          1.049               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/03).............................................  2006      1.269          1.444               --
                                                       2005      1.243          1.269               --
                                                       2004      1.079          1.243               --
                                                       2003      1.000          1.079               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/03).............................................  2006      1.119          1.172               --
                                                       2005      1.058          1.119               --
                                                       2004      1.039          1.058               --
                                                       2003      1.000          1.039               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class 2)
  (3/03).............................................  2006      1.354          1.479               --
                                                       2005      1.183          1.354               --
                                                       2004      1.048          1.183               --
                                                       2003      1.000          1.048               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (3/03)...........................  2006      1.228          1.371               --
                                                       2005      1.038          1.228               --
                                                       2004      1.045          1.038               --
                                                       2003      1.000          1.045               --

  VIP Mid Cap Subaccount (Service Class 2) (3/03)....  2006      1.528          1.684               --
                                                       2005      1.320          1.528               --
                                                       2004      1.080          1.320               --
                                                       2003      1.000          1.080               --





                         SEPARATE ACCOUNT CHARGES 2.10%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.423          1.384                --
                                                       2005      1.265          1.423            39,342
                                                       2004      1.193          1.265            12,302
                                                       2003      1.000          1.193             3,122

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2006      1.701          2.006           414,586
                                                       2005      1.522          1.701           425,481
                                                       2004      1.370          1.522           234,452
                                                       2003      1.000          1.370            12,737

  American Funds Growth Subaccount (Class 2) (3/03)..  2006      1.689          1.823         1,217,103
                                                       2005      1.484          1.689         1,231,360
                                                       2004      1.347          1.484           923,187
                                                       2003      1.000          1.347            28,742

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2006      1.476          1.666         1,196,266
                                                       2005      1.425          1.476         1,210,005
                                                       2004      1.318          1.425           940,189
                                                       2003      1.000          1.318            26,915

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.675          1.654                --
                                                       2005      1.447          1.675            45,457
                                                       2004      1.236          1.447            54,593
                                                       2003      1.000          1.236                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.752          2.276                --
                                                       2005      1.670          1.752           174,657
                                                       2004      1.298          1.670           181,465
                                                       2003      1.000          1.298             4,209

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/03).....................................  2006      1.272          1.451            51,275
                                                       2005      1.244          1.272            48,709
                                                       2004      1.210          1.244           112,323
                                                       2003      1.000          1.210             3,166

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/03).....................................  2006      1.497          1.521            90,610
                                                       2005      1.445          1.497           103,403
                                                       2004      1.325          1.445            92,570
                                                       2003      1.000          1.325                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.406                --
                                                       2005      1.201          1.295           606,389
                                                       2004      1.074          1.201           452,973
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.439                --
                                                       2005      1.199          1.293           264,001
                                                       2004      1.067          1.199           208,937
                                                       2003      1.000          1.067                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.506          1.745                --
                                                       2005      1.391          1.506           123,452
                                                       2004      1.261          1.391            95,667
                                                       2003      1.000          1.261             4,281

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      2.196          2.755           283,836
                                                       2005      1.760          2.196           477,770
                                                       2004      1.441          1.760           175,212
                                                       2003      1.000          1.441                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.758          2.091           273,758
                                                       2005      1.629          1.758           285,759
                                                       2004      1.404          1.629           246,113
                                                       2003      1.000          1.404                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.670          1.992                --
                                                       2005      1.567          1.670           502,369
                                                       2004      1.379          1.567           284,951
                                                       2003      1.000          1.379             9,394

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.057          1.078                --
                                                       2005      1.065          1.057           140,129
                                                       2004      1.000          1.065            35,113

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/03).............................................  2006      1.252          1.291                --
                                                       2005      1.187          1.252                --
                                                       2004      1.120          1.187            34,646
                                                       2003      1.000          1.120                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/03)............................  2006      1.476          1.537             1,396
                                                       2005      1.342          1.476             1,381
                                                       2004      1.200          1.342             1,158
                                                       2003      1.000          1.200                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/03).....................................  2006      1.531          1.617                --
                                                       2005      1.402          1.531                --
                                                       2004      1.424          1.402                --
                                                       2003      1.000          1.424                --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (3/03).....................................  2006      1.362          1.573                --
                                                       2005      1.317          1.362                --
                                                       2004      1.287          1.317                --
                                                       2003      1.000          1.287                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.523          1.702                --
                                                       2005      1.496          1.523           109,468
                                                       2004      1.330          1.496           115,988
                                                       2003      1.000          1.330                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2006      1.516          1.754           155,485
                                                       2005      1.488          1.516           154,603
                                                       2004      1.403          1.488            66,682
                                                       2003      1.000          1.403             2,793

  LMPVPI Investors Subaccount (Class I) (3/03).......  2006      1.494          1.731            19,224
                                                       2005      1.433          1.494            19,417
                                                       2004      1.325          1.433            22,710
                                                       2003      1.000          1.325                --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (3/03).............................................  2006      1.404          1.433            32,361
                                                       2005      1.362          1.404            32,630
                                                       2004      1.384          1.362            13,841
                                                       2003      1.000          1.384                --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (3/03).............................................  2006      1.770          1.955           156,184
                                                       2005      1.723          1.770           164,255
                                                       2004      1.529          1.723           104,264
                                                       2003      1.000          1.529                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (3/03).............................................  2006      1.535          1.670            75,434
                                                       2005      1.427          1.535            75,082
                                                       2004      1.335          1.427            53,354
                                                       2003      1.000          1.335                --

  LMPVPII Equity Index Subaccount (Class II) (3/03)..  2006      1.390          1.567           172,710
                                                       2005      1.361          1.390           229,159
                                                       2004      1.261          1.361           182,896
                                                       2003      1.000          1.261             1,247

  LMPVPII Growth and Income Subaccount (Class I)
  (3/03).............................................  2006      1.383          1.523            22,412
                                                       2005      1.363          1.383            22,414
                                                       2004      1.284          1.363            22,418
                                                       2003      1.000          1.284                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.990          1.010           846,827
                                                       2005      0.988          0.990         1,373,996
                                                       2004      0.997          0.988         1,756,766
                                                       2003      1.000          0.997                --

  LMPVPIII Social Awareness Stock Subaccount (5/04)..  2006      1.102          1.162                --
                                                       2005      1.078          1.102                --
                                                       2004      1.000          1.078                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.382          1.587           616,139
                                                       2005      1.366          1.382           644,943
                                                       2004      1.239          1.366           440,296
                                                       2003      1.000          1.239            12,045

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.614          1.774           375,035
                                                       2005      1.523          1.614           405,956
                                                       2004      1.254          1.523           380,601
                                                       2003      1.000          1.254            14,144

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.091          1.124                --
                                                       2005      1.073          1.091            38,276
                                                       2004      1.000          1.073            35,707

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2006      1.844          1.750            19,275

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2006      1.284          1.349            55,903

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.601          1.689           285,396

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.121          1.191                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.845          2.026           180,328

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.654          1.690            47,486

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2006      1.124          1.184            81,377

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2006      1.300          1.358           737,723

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2006      1.001          1.074           509,578

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.485          1.462            85,462

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.230          1.217                --

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.256          1.384            26,787

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.216           311,063

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.449          1.553            47,467

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.051          1.103             2,430

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.116          1.152           170,070

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.025           507,443

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.569          1.526            23,526

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2006      1.025          1.061           101,731

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2006      0.993          1.012           138,310

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.397          1.412            39,570

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.523          1.557           136,858

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.057                --

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.039                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.046                --

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.051                --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.056                --

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.324          1.411           363,357

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.047         1,567,955

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.065            52,969

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2006      1.078          1.142           152,912

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2006      1.030          1.062            42,764

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Money Market Portfolio
  Money Market Subaccount (3/03).....................  2006      0.986          0.993                --
                                                       2005      0.979          0.986            86,111
                                                       2004      0.989          0.979           465,719
                                                       2003      1.000          0.989                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.107          1.168                --
                                                       2005      1.069          1.107           245,415
                                                       2004      1.000          1.069           164,492

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.112          1.096           364,652
                                                       2005      1.112          1.112           384,057
                                                       2004      1.043          1.112           514,310
                                                       2003      1.000          1.043             1,456

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2006      1.051          1.068           782,465
                                                       2005      1.047          1.051           774,951
                                                       2004      1.020          1.047           519,365
                                                       2003      1.000          1.020            15,475

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2006      1.720          2.152            12,141
                                                       2005      1.566          1.720            12,364
                                                       2004      1.376          1.566            23,385
                                                       2003      1.000          1.376             2,892

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2006      1.998          2.295            43,291
                                                       2005      1.906          1.998            49,635
                                                       2004      1.542          1.906            16,112
                                                       2003      1.000          1.542             1,021

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.397          1.485                --
                                                       2005      1.312          1.397            81,925
                                                       2004      1.258          1.312            93,031
                                                       2003      1.000          1.258                --

  Travelers Convertible Securities Subaccount
  (3/03).............................................  2006      1.222          1.300                --
                                                       2005      1.243          1.222         1,216,833
                                                       2004      1.194          1.243         1,516,068
                                                       2003      1.000          1.194            10,500

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Disciplined Mid Cap Stock Subaccount
  (3/03).............................................  2006      1.691          1.844                --
                                                       2005      1.536          1.691            23,485
                                                       2004      1.347          1.536            11,457
                                                       2003      1.000          1.347                --

  Travelers Equity Income Subaccount (3/03)..........  2006      1.452          1.523                --
                                                       2005      1.419          1.452           141,616
                                                       2004      1.319          1.419           135,951
                                                       2003      1.000          1.319                --

  Travelers Federated High Yield Subaccount (3/03)...  2006      1.255          1.284                --
                                                       2005      1.249          1.255            49,177
                                                       2004      1.156          1.249            31,594
                                                       2003      1.000          1.156             1,648

  Travelers Federated Stock Subaccount (3/03)........  2006      1.441          1.490                --
                                                       2005      1.398          1.441             2,771
                                                       2004      1.291          1.398             2,096
                                                       2003      1.000          1.291                --

  Travelers Large Cap Subaccount (3/03)..............  2006      1.358          1.397                --
                                                       2005      1.276          1.358            45,736
                                                       2004      1.223          1.276            22,564
                                                       2003      1.000          1.223                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.026          1.089                --
                                                       2005      1.000          1.026                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (12/05).................................  2006      1.007          1.009                --
                                                       2005      1.005          1.007                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.037          1.072                --
                                                       2005      0.994          1.037                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.050          1.093                --
                                                       2005      1.000          1.050                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.023          1.041                --
                                                       2005      1.000          1.023                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.510          1.601                --
                                                       2005      1.376          1.510           283,484
                                                       2004      1.213          1.376           206,393
                                                       2003      1.000          1.213            10,307

  Travelers MFS Mid Cap Growth Subaccount (3/03).....  2006      1.485          1.569                --
                                                       2005      1.472          1.485            23,234
                                                       2004      1.317          1.472            21,906
                                                       2003      1.000          1.317            11,566

  Travelers MFS Total Return Subaccount (3/03).......  2006      1.285          1.324                --
                                                       2005      1.274          1.285           431,956
                                                       2004      1.168          1.274           440,081
                                                       2003      1.000          1.168            10,822

  Travelers MFS Value Subaccount (5/04)..............  2006      1.164          1.256                --
                                                       2005      1.117          1.164            25,085
                                                       2004      1.000          1.117            48,449

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.609          1.845                --
                                                       2005      1.500          1.609           252,815
                                                       2004      1.323          1.500            86,451
                                                       2003      1.000          1.323                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.368          1.449                --
                                                       2005      1.318          1.368            55,947
                                                       2004      1.211          1.318           159,854
                                                       2003      1.000          1.211                --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.001          1.051                --
                                                       2005      1.000          1.001             2,433

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.107          1.116                --
                                                       2005      1.091          1.107           168,079
                                                       2004      1.000          1.091            98,398

  Travelers Quality Bond Subaccount (3/03)...........  2006      1.036          1.025                --
                                                       2005      1.041          1.036           123,686
                                                       2004      1.029          1.041           252,723
                                                       2003      1.000          1.029            11,845

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.368          1.426                --
                                                       2005      1.369          1.368                --
                                                       2004      1.269          1.369                --
                                                       2003      1.000          1.269                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.071          1.230                --
                                                       2005      1.000          1.071                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.979          1.121                --
                                                       2005      1.000          0.979                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.070          1.030                --
                                                       2005      1.047          1.070           166,408
                                                       2004      1.000          1.047             6,600

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/03).............................................  2006      1.537          1.747           232,116
                                                       2005      1.507          1.537           348,842
                                                       2004      1.311          1.507           292,501
                                                       2003      1.000          1.311                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/03).............................................  2006      1.316          1.376                --
                                                       2005      1.246          1.316                --
                                                       2004      1.226          1.246                --
                                                       2003      1.000          1.226                --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class 2)
  (3/03).............................................  2006      1.641          1.791           466,272
                                                       2005      1.437          1.641           514,208
                                                       2004      1.274          1.437           512,381
                                                       2003      1.000          1.274            25,112

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (3/03)...........................  2006      1.464          1.632            13,974
                                                       2005      1.239          1.464            26,607
                                                       2004      1.249          1.239            28,672
                                                       2003      1.000          1.249                --

  VIP Mid Cap Subaccount (Service Class 2) (3/03)....  2006      2.030          2.235           228,103
                                                       2005      1.757          2.030           238,521
                                                       2004      1.439          1.757           223,889
                                                       2003      1.000          1.439             3,892

                         SEPARATE ACCOUNT CHARGES 2.15%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.231          1.197             --
                                                       2005      1.095          1.231             --
                                                       2004      1.033          1.095             --
                                                       2003      1.000          1.033             --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2006      1.321          1.557             --
                                                       2005      1.183          1.321             --
                                                       2004      1.065          1.183             --
                                                       2003      1.000          1.065             --

  American Funds Growth Subaccount (Class 2) (3/03)..  2006      1.307          1.410             --
                                                       2005      1.149          1.307             --
                                                       2004      1.044          1.149             --
                                                       2003      1.000          1.044             --

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2006      1.188          1.340             --
                                                       2005      1.147          1.188             --
                                                       2004      1.062          1.147             --
                                                       2003      1.000          1.062             --

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.432          1.414             --
                                                       2005      1.238          1.432             --
                                                       2004      1.058          1.238             --
                                                       2003      1.000          1.058             --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.420          1.843             --
                                                       2005      1.354          1.420             --
                                                       2004      1.053          1.354             --
                                                       2003      1.000          1.053             --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/03).....................................  2006      1.112          1.268             --
                                                       2005      1.089          1.112             --
                                                       2004      1.059          1.089             --
                                                       2003      1.000          1.059             --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/03).....................................  2006      1.171          1.190             --
                                                       2005      1.131          1.171             --
                                                       2004      1.038          1.131             --
                                                       2003      1.000          1.038             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.294          1.405             --
                                                       2005      1.200          1.294             --
                                                       2004      1.073          1.200             --
                                                       2003      1.000          1.073             --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.291          1.437             --
                                                       2005      1.198          1.291             --
                                                       2004      1.067          1.198             --
                                                       2003      1.000          1.067             --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.258          1.457             --
                                                       2005      1.162          1.258             --
                                                       2004      1.054          1.162             --
                                                       2003      1.000          1.054             --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      1.648          2.066             --
                                                       2005      1.321          1.648             --
                                                       2004      1.083          1.321             --
                                                       2003      1.000          1.083             --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.333          1.585             --
                                                       2005      1.236          1.333             --
                                                       2004      1.066          1.236             --
                                                       2003      1.000          1.066             --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.304          1.555             --
                                                       2005      1.224          1.304             --
                                                       2004      1.078          1.224             --
                                                       2003      1.000          1.078             --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.056          1.077             --
                                                       2005      1.065          1.056             --
                                                       2004      1.000          1.065             --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/03).............................................  2006      1.156          1.192             --
                                                       2005      1.097          1.156             --
                                                       2004      1.035          1.097             --
                                                       2003      1.000          1.035             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/03)............................  2006      1.345          1.399             --
                                                       2005      1.223          1.345             --
                                                       2004      1.094          1.223             --
                                                       2003      1.000          1.094             --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/03).....................................  2006      1.081          1.141             --
                                                       2005      0.990          1.081             --
                                                       2004      1.006          0.990             --
                                                       2003      1.000          1.006             --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (3/03).....................................  2006      1.120          1.293             --
                                                       2005      1.084          1.120             --
                                                       2004      1.060          1.084             --
                                                       2003      1.000          1.060             --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.200          1.340             --
                                                       2005      1.179          1.200             --
                                                       2004      1.048          1.179             --
                                                       2003      1.000          1.048             --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2006      1.151          1.331             --
                                                       2005      1.131          1.151             --
                                                       2004      1.067          1.131             --
                                                       2003      1.000          1.067             --

  LMPVPI Investors Subaccount (Class I) (3/03).......  2006      1.206          1.396             --
                                                       2005      1.157          1.206             --
                                                       2004      1.071          1.157             --
                                                       2003      1.000          1.071             --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (3/03).............................................  2006      1.055          1.077             --
                                                       2005      1.025          1.055             --
                                                       2004      1.042          1.025             --
                                                       2003      1.000          1.042             --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (3/03).............................................  2006      1.216          1.342             --
                                                       2005      1.184          1.216             --
                                                       2004      1.051          1.184             --
                                                       2003      1.000          1.051             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (3/03).............................................  2006      1.227          1.334             --
                                                       2005      1.141          1.227             --
                                                       2004      1.068          1.141             --
                                                       2003      1.000          1.068             --

  LMPVPII Equity Index Subaccount (Class II) (3/03)..  2006      1.167          1.315             --
                                                       2005      1.144          1.167             --
                                                       2004      1.060          1.144             --
                                                       2003      1.000          1.060             --

  LMPVPII Growth and Income Subaccount (Class I)
  (3/03).............................................  2006      1.146          1.260             --
                                                       2005      1.130          1.146             --
                                                       2004      1.065          1.130             --
                                                       2003      1.000          1.065             --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.991          1.010             --
                                                       2005      0.990          0.991             --
                                                       2004      0.999          0.990             --
                                                       2003      1.000          0.999             --

  LMPVPIII Social Awareness Stock Subaccount (5/04)..  2006      1.101          1.161             --
                                                       2005      1.078          1.101             --
                                                       2004      1.000          1.078             --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.199          1.376             --
                                                       2005      1.186          1.199             --
                                                       2004      1.076          1.186             --
                                                       2003      1.000          1.076             --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.387          1.524             --
                                                       2005      1.310          1.387             --
                                                       2004      1.079          1.310             --
                                                       2003      1.000          1.079             --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.090          1.123             --
                                                       2005      1.073          1.090             --
                                                       2004      1.000          1.073             --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2006      1.418          1.345             --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2006      1.138          1.195             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.370          1.445             --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.121          1.190             --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.504          1.651             --

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.414          1.445             --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2006      1.123          1.183             --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2006      1.135          1.185             --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2006      1.001          1.074             --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.226          1.206             --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.230          1.216             --

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.255          1.382             --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.216             --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.266          1.357             --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.051          1.102             --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.115          1.151             --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.025             --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.213          1.179             --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2006      1.011          1.046             --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2006      1.000          1.019             --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.202          1.214             --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.223          1.250             --

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.056             --

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.039             --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.045             --

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.051             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.055             --

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.191          1.269             --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.047             --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.065             --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2006      1.077          1.140             --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2006      1.029          1.061             --

Money Market Portfolio
  Money Market Subaccount (3/03).....................  2006      0.993          1.000             --
                                                       2005      0.987          0.993             --
                                                       2004      0.998          0.987             --
                                                       2003      1.000          0.998             --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.106          1.166             --
                                                       2005      1.068          1.106             --
                                                       2004      1.000          1.068             --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.081          1.065             --
                                                       2005      1.081          1.081             --
                                                       2004      1.015          1.081             --
                                                       2003      1.000          1.015             --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2006      1.045          1.062             --
                                                       2005      1.042          1.045             --
                                                       2004      1.015          1.042             --
                                                       2003      1.000          1.015             --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2006      1.366          1.708             --
                                                       2005      1.244          1.366             --
                                                       2004      1.094          1.244             --
                                                       2003      1.000          1.094             --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2006      1.396          1.603             --
                                                       2005      1.332          1.396             --
                                                       2004      1.079          1.332             --
                                                       2003      1.000          1.079             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.153          1.226             --
                                                       2005      1.083          1.153             --
                                                       2004      1.039          1.083             --
                                                       2003      1.000          1.039             --

  Travelers Convertible Securities Subaccount
  (3/03).............................................  2006      1.067          1.135             --
                                                       2005      1.086          1.067             --
                                                       2004      1.044          1.086             --
                                                       2003      1.000          1.044             --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/03).............................................  2006      1.301          1.418             --
                                                       2005      1.182          1.301             --
                                                       2004      1.037          1.182             --
                                                       2003      1.000          1.037             --

  Travelers Equity Income Subaccount (3/03)..........  2006      1.166          1.223             --
                                                       2005      1.140          1.166             --
                                                       2004      1.060          1.140             --
                                                       2003      1.000          1.060             --

  Travelers Federated High Yield Subaccount (3/03)...  2006      1.112          1.138             --
                                                       2005      1.107          1.112             --
                                                       2004      1.025          1.107             --
                                                       2003      1.000          1.025             --

  Travelers Federated Stock Subaccount (3/03)........  2006      1.205          1.246             --
                                                       2005      1.169          1.205             --
                                                       2004      1.081          1.169             --
                                                       2003      1.000          1.081             --

  Travelers Large Cap Subaccount (3/03)..............  2006      1.168          1.202             --
                                                       2005      1.098          1.168             --
                                                       2004      1.053          1.098             --
                                                       2003      1.000          1.053             --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.025          1.088             --
                                                       2005      1.000          1.025             --

  Travelers Managed Allocation Series: Conservative
  Subaccount (12/05).................................  2006      1.007          1.009             --
                                                       2005      1.005          1.007             --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.036          1.072             --
                                                       2005      0.994          1.036             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.049          1.093             --
                                                       2005      1.000          1.049             --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.023          1.041             --
                                                       2005      1.000          1.023             --

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.292          1.370             --
                                                       2005      1.178          1.292             --
                                                       2004      1.039          1.178             --
                                                       2003      1.000          1.039             --

  Travelers MFS Mid Cap Growth Subaccount (3/03).....  2006      1.148          1.213             --
                                                       2005      1.138          1.148             --
                                                       2004      1.019          1.138             --
                                                       2003      1.000          1.019             --

  Travelers MFS Total Return Subaccount (3/03).......  2006      1.156          1.191             --
                                                       2005      1.147          1.156             --
                                                       2004      1.052          1.147             --
                                                       2003      1.000          1.052             --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.163          1.255             --
                                                       2005      1.117          1.163             --
                                                       2004      1.000          1.117             --

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.312          1.504             --
                                                       2005      1.224          1.312             --
                                                       2004      1.080          1.224             --
                                                       2003      1.000          1.080             --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.196          1.266             --
                                                       2005      1.153          1.196             --
                                                       2004      1.060          1.153             --
                                                       2003      1.000          1.060             --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.000          1.051             --
                                                       2005      1.000          1.000             --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.106          1.115             --
                                                       2005      1.090          1.106             --
                                                       2004      1.000          1.090             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Quality Bond Subaccount (3/03)...........  2006      1.022          1.011             --
                                                       2005      1.027          1.022             --
                                                       2004      1.016          1.027             --
                                                       2003      1.000          1.016             --

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.150          1.198             --
                                                       2005      1.151          1.150             --
                                                       2004      1.067          1.151             --
                                                       2003      1.000          1.067             --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.070          1.230             --
                                                       2005      1.000          1.070             --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.979          1.121             --
                                                       2005      1.000          0.979             --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.069          1.029             --
                                                       2005      1.047          1.069             --
                                                       2004      1.000          1.047             --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/03).............................................  2006      1.263          1.435             --
                                                       2005      1.240          1.263             --
                                                       2004      1.079          1.240             --
                                                       2003      1.000          1.079             --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/03).............................................  2006      1.114          1.165             --
                                                       2005      1.055          1.114             --
                                                       2004      1.039          1.055             --
                                                       2003      1.000          1.039             --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class 2)
  (3/03).............................................  2006      1.348          1.470             --
                                                       2005      1.180          1.348             --
                                                       2004      1.047          1.180             --
                                                       2003      1.000          1.047             --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (3/03)...........................  2006      1.223          1.363             --
                                                       2005      1.035          1.223             --
                                                       2004      1.045          1.035             --
                                                       2003      1.000          1.045             --

  VIP Mid Cap Subaccount (Service Class 2) (3/03)....  2006      1.521          1.674             --
                                                       2005      1.317          1.521             --
                                                       2004      1.079          1.317             --
                                                       2003      1.000          1.079             --

                         SEPARATE ACCOUNT CHARGES 2.20%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.419          1.379                --
                                                       2005      1.263          1.419                --
                                                       2004      1.192          1.263                --
                                                       2003      1.000          1.192                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2006      1.696          1.998           352,227
                                                       2005      1.520          1.696           311,115
                                                       2004      1.369          1.520           152,636
                                                       2003      1.000          1.369             7,894

  American Funds Growth Subaccount (Class 2) (3/03)..  2006      1.684          1.816           891,439
                                                       2005      1.482          1.684         1,157,392
                                                       2004      1.346          1.482           542,670
                                                       2003      1.000          1.346           119,024

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2006      1.472          1.659           693,728
                                                       2005      1.422          1.472           738,222
                                                       2004      1.317          1.422           433,106
                                                       2003      1.007          1.317             3,553

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.670          1.649                --
                                                       2005      1.444          1.670            44,279
                                                       2004      1.235          1.444                --
                                                       2003      1.000          1.235                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.748          2.267                --
                                                       2005      1.667          1.748            20,620
                                                       2004      1.297          1.667                --
                                                       2003      1.000          1.297                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/03).....................................  2006      1.268          1.445             6,642
                                                       2005      1.242          1.268             6,544
                                                       2004      1.209          1.242                --
                                                       2003      1.000          1.209                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/03).....................................  2006      1.493          1.516            41,932
                                                       2005      1.442          1.493            41,812
                                                       2004      1.324          1.442                --
                                                       2003      1.000          1.324                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.403                --
                                                       2005      1.199          1.293           103,561
                                                       2004      1.073          1.199                --
                                                       2003      1.000          1.073                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.290          1.435                --
                                                       2005      1.197          1.290            17,336
                                                       2004      1.067          1.197                --
                                                       2003      1.000          1.067                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.501          1.739                --
                                                       2005      1.388          1.501           195,115
                                                       2004      1.260          1.388           129,222
                                                       2003      1.000          1.260            80,498

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      2.191          2.745            84,885
                                                       2005      1.757          2.191           115,785
                                                       2004      1.440          1.757            10,803
                                                       2003      1.000          1.440                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.753          2.083           101,112
                                                       2005      1.627          1.753           200,936
                                                       2004      1.403          1.627            32,716
                                                       2003      1.000          1.403                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.666          1.985                --
                                                       2005      1.564          1.666           281,583
                                                       2004      1.378          1.564             7,737
                                                       2003      1.000          1.378                --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.055          1.076                --
                                                       2005      1.064          1.055            80,782
                                                       2004      1.000          1.064                --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/03).............................................  2006      1.248          1.287                --
                                                       2005      1.185          1.248                --
                                                       2004      1.119          1.185                --
                                                       2003      1.000          1.119                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/03)............................  2006      1.472          1.532                --
                                                       2005      1.340          1.472                --
                                                       2004      1.199          1.340                --
                                                       2003      1.000          1.199                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/03).....................................  2006      1.527          1.611                --
                                                       2005      1.399          1.527                --
                                                       2004      1.423          1.399                --
                                                       2003      1.000          1.423                --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (3/03).....................................  2006      1.358          1.567                --
                                                       2005      1.315          1.358                --
                                                       2004      1.286          1.315                --
                                                       2003      1.000          1.286                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.519          1.696                --
                                                       2005      1.493          1.519            63,025
                                                       2004      1.329          1.493             1,482
                                                       2003      1.000          1.329                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2006      1.512          1.747             6,365
                                                       2005      1.485          1.512             1,675
                                                       2004      1.402          1.485           104,060
                                                       2003      1.000          1.402           102,702

  LMPVPI Investors Subaccount (Class I) (3/03).......  2006      1.490          1.724             9,195
                                                       2005      1.430          1.490             9,199
                                                       2004      1.324          1.430             1,406
                                                       2003      1.000          1.324                --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (3/03).............................................  2006      1.400          1.427             3,604
                                                       2005      1.360          1.400             3,608
                                                       2004      1.383          1.360                --
                                                       2003      1.000          1.383                --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (3/03).............................................  2006      1.765          1.947            48,764
                                                       2005      1.720          1.765            20,331
                                                       2004      1.527          1.720            11,011
                                                       2003      1.000          1.527            11,011

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (3/03).............................................  2006      1.531          1.663             1,011
                                                       2005      1.424          1.531             2,152
                                                       2004      1.334          1.424                --
                                                       2003      1.000          1.334                --

  LMPVPII Equity Index Subaccount (Class II) (3/03)..  2006      1.386          1.561           136,974
                                                       2005      1.359          1.386           140,639
                                                       2004      1.260          1.359            63,632
                                                       2003      1.000          1.260                --

  LMPVPII Growth and Income Subaccount (Class I)
  (3/03).............................................  2006      1.380          1.517                --
                                                       2005      1.361          1.380                --
                                                       2004      1.283          1.361                --
                                                       2003      1.000          1.283                --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.988          1.006            92,288
                                                       2005      0.987          0.988           102,498
                                                       2004      0.997          0.987           277,373
                                                       2003      1.000          0.997                --

  LMPVPIII Social Awareness Stock Subaccount (5/04)..  2006      1.100          1.159                --
                                                       2005      1.077          1.100                --
                                                       2004      1.000          1.077                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.378          1.581           216,659
                                                       2005      1.364          1.378           221,399
                                                       2004      1.238          1.364           143,847
                                                       2003      1.000          1.238                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.610          1.767           131,615
                                                       2005      1.520          1.610           173,155
                                                       2004      1.253          1.520            38,251
                                                       2003      1.000          1.253                --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.089          1.122                --
                                                       2005      1.072          1.089            35,706
                                                       2004      1.000          1.072                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2006      1.838          1.743                --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2006      1.280          1.344                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.596          1.683            82,202

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.120          1.190                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.839          2.019            63,837

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.649          1.684            54,161

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2006      1.122          1.181            42,651

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2006      1.296          1.353            15,312

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2006      1.001          1.073           178,614

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.480          1.457                --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.229          1.215             8,360

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.254          1.380            86,479

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.215            64,528

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.445          1.547             9,481

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.051          1.101            21,269

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.114          1.149           340,509

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.025           158,242

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.564          1.521                --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2006      1.022          1.057            20,831

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2006      0.990          1.008            30,698

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.393          1.406            41,136

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.518          1.551           249,144

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.056                --

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.038                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.045           120,201

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.050           264,955

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.055           267,079

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.320          1.405           569,992

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.047           644,897

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.064                --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2006      1.076          1.139            71,719

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2006      1.028          1.060            55,124

Money Market Portfolio
  Money Market Subaccount (3/03).....................  2006      0.983          0.990                --
                                                       2005      0.977          0.983                --
                                                       2004      0.989          0.977                --
                                                       2003      1.000          0.989                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.105          1.165                --
                                                       2005      1.068          1.105                --
                                                       2004      1.000          1.068                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.109          1.092           180,266
                                                       2005      1.110          1.109           208,749
                                                       2004      1.042          1.110           157,639
                                                       2003      1.000          1.042             8,555

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2006      1.048          1.064           589,101
                                                       2005      1.046          1.048           611,269
                                                       2004      1.019          1.046           458,318
                                                       2003      0.998          1.019                --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2006      1.716          2.144                --
                                                       2005      1.563          1.716                --
                                                       2004      1.375          1.563                --
                                                       2003      1.018          1.375                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2006      1.993          2.286            51,733
                                                       2005      1.903          1.993            26,730
                                                       2004      1.541          1.903            13,240
                                                       2003      1.000          1.541                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.393          1.480                --
                                                       2005      1.309          1.393                --
                                                       2004      1.257          1.309                --
                                                       2003      1.000          1.257                --

  Travelers Convertible Securities Subaccount
  (3/03).............................................  2006      1.218          1.296                --
                                                       2005      1.241          1.218            44,547
                                                       2004      1.193          1.241                --
                                                       2003      1.000          1.193                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/03).............................................  2006      1.686          1.838                --
                                                       2005      1.533          1.686                --
                                                       2004      1.346          1.533                --
                                                       2003      1.000          1.346                --

  Travelers Equity Income Subaccount (3/03)..........  2006      1.448          1.518                --
                                                       2005      1.416          1.448           225,054
                                                       2004      1.318          1.416            83,992
                                                       2003      1.000          1.318             9,187

  Travelers Federated High Yield Subaccount (3/03)...  2006      1.251          1.280                --
                                                       2005      1.247          1.251             3,078
                                                       2004      1.155          1.247                --
                                                       2003      1.000          1.155                --

  Travelers Federated Stock Subaccount (3/03)........  2006      1.437          1.486                --
                                                       2005      1.395          1.437                --
                                                       2004      1.290          1.395                --
                                                       2003      1.000          1.290                --

  Travelers Large Cap Subaccount (3/03)..............  2006      1.354          1.393                --
                                                       2005      1.274          1.354            32,294
                                                       2004      1.222          1.274             2,890
                                                       2003      1.000          1.222                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.025          1.088                --
                                                       2005      1.000          1.025                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (12/05).................................  2006      1.007          1.009                --
                                                       2005      1.005          1.007                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.036          1.071                --
                                                       2005      0.994          1.036           247,822

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.049          1.092                --
                                                       2005      1.000          1.049           249,318

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.022          1.040                --
                                                       2005      1.000          1.022           110,895

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.506          1.596                --
                                                       2005      1.374          1.506            79,498
                                                       2004      1.212          1.374                --
                                                       2003      1.000          1.212                --

  Travelers MFS Mid Cap Growth Subaccount (3/03).....  2006      1.481          1.564                --
                                                       2005      1.469          1.481                --
                                                       2004      1.316          1.469                --
                                                       2003      1.000          1.316                --

  Travelers MFS Total Return Subaccount (3/03).......  2006      1.281          1.320                --
                                                       2005      1.272          1.281           687,194
                                                       2004      1.167          1.272           170,874
                                                       2003      1.003          1.167            12,195

  Travelers MFS Value Subaccount (5/04)..............  2006      1.163          1.254                --
                                                       2005      1.116          1.163           359,684
                                                       2004      1.000          1.116            44,093

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.604          1.839                --
                                                       2005      1.497          1.604            66,903
                                                       2004      1.322          1.497            27,609
                                                       2003      1.000          1.322                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.364          1.445                --
                                                       2005      1.316          1.364             6,297
                                                       2004      1.210          1.316                --
                                                       2003      1.000          1.210                --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.000          1.051                --
                                                       2005      1.000          1.000                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.105          1.114                --
                                                       2005      1.090          1.105           285,343
                                                       2004      1.000          1.090           123,208

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Quality Bond Subaccount (3/03)...........  2006      1.033          1.022                --
                                                       2005      1.039          1.033            12,007
                                                       2004      1.029          1.039                --
                                                       2003      1.000          1.029                --

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.365          1.421                --
                                                       2005      1.367          1.365             2,341
                                                       2004      1.268          1.367                --
                                                       2003      1.000          1.268                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.070          1.229                --
                                                       2005      1.000          1.070             5,294

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.979          1.120                --
                                                       2005      1.000          0.979                --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.068          1.028                --
                                                       2005      1.047          1.068            59,199
                                                       2004      1.000          1.047                --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/03).............................................  2006      1.533          1.740           175,347
                                                       2005      1.505          1.533           211,606
                                                       2004      1.310          1.505                --
                                                       2003      1.000          1.310                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/03).............................................  2006      1.313          1.371                --
                                                       2005      1.244          1.313                --
                                                       2004      1.225          1.244                --
                                                       2003      1.000          1.225                --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class 2)
  (3/03).............................................  2006      1.637          1.784           160,731
                                                       2005      1.434          1.637           113,211
                                                       2004      1.273          1.434                --
                                                       2003      1.000          1.273                --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (3/03)...........................  2006      1.460          1.626                --
                                                       2005      1.237          1.460                --
                                                       2004      1.248          1.237                --
                                                       2003      1.000          1.248                --

  VIP Mid Cap Subaccount (Service Class 2) (3/03)....  2006      2.025          2.227           167,194
                                                       2005      1.754          2.025           143,326
                                                       2004      1.438          1.754            18,434
                                                       2003      1.000          1.438                --

                         SEPARATE ACCOUNT CHARGES 2.30%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR         END YEAR      END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.415          1.374               --
                                                       2005      1.261          1.415               --
                                                       2004      1.191          1.261               --
                                                       2003      1.000          1.191               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2006      1.691          1.991            2,589
                                                       2005      1.517          1.691            2,644
                                                       2004      1.368          1.517            4,344
                                                       2003      1.000          1.368               --

  American Funds Growth Subaccount (Class 2) (3/03)..  2006      1.680          1.809          114,296
                                                       2005      1.479          1.680          244,595
                                                       2004      1.345          1.479          250,691
                                                       2003      1.000          1.345               --

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2006      1.468          1.653           77,575
                                                       2005      1.420          1.468          149,489
                                                       2004      1.316          1.420          176,539
                                                       2003      1.000          1.316            2,830

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.665          1.644               --
                                                       2005      1.442          1.665           12,726
                                                       2004      1.234          1.442               --
                                                       2003      1.000          1.234               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.743          2.259               --
                                                       2005      1.664          1.743           39,879
                                                       2004      1.296          1.664           39,497
                                                       2003      1.000          1.296               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/03).....................................  2006      1.265          1.440               --
                                                       2005      1.240          1.265               --
                                                       2004      1.208          1.240               --
                                                       2003      1.000          1.208               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/03).....................................  2006      1.489          1.510           11,987
                                                       2005      1.440          1.489           16,129
                                                       2004      1.323          1.440               --
                                                       2003      1.000          1.323               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR         END YEAR      END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.290          1.400               --
                                                       2005      1.198          1.290            4,463
                                                       2004      1.073          1.198            2,121
                                                       2003      1.000          1.073               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.287          1.431               --
                                                       2005      1.196          1.287           49,669
                                                       2004      1.067          1.196           51,868
                                                       2003      1.000          1.067               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.497          1.732               --
                                                       2005      1.386          1.497            9,287
                                                       2004      1.259          1.386            4,690
                                                       2003      1.000          1.259            2,907

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      2.185          2.735           49,387
                                                       2005      1.754          2.185           50,633
                                                       2004      1.439          1.754           33,018
                                                       2003      1.000          1.439               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.748          2.075           22,755
                                                       2005      1.624          1.748           22,827
                                                       2004      1.402          1.624           29,189
                                                       2003      1.000          1.402               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.661          1.977               --
                                                       2005      1.561          1.661           17,999
                                                       2004      1.377          1.561            3,426
                                                       2003      1.000          1.377            2,800

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.053          1.074               --
                                                       2005      1.063          1.053           10,946
                                                       2004      1.000          1.063           10,946

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/03).............................................  2006      1.245          1.283               --
                                                       2005      1.183          1.245               --
                                                       2004      1.118          1.183               --
                                                       2003      1.000          1.118               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR         END YEAR      END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/03)............................  2006      1.468          1.526               --
                                                       2005      1.338          1.468           75,074
                                                       2004      1.198          1.338           75,074
                                                       2003      1.000          1.198               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/03).....................................  2006      1.523          1.605               --
                                                       2005      1.397          1.523           40,595
                                                       2004      1.421          1.397           40,595
                                                       2003      1.000          1.421               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (3/03).....................................  2006      1.354          1.561               --
                                                       2005      1.313          1.354               --
                                                       2004      1.285          1.313               --
                                                       2003      1.000          1.285               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.515          1.690               --
                                                       2005      1.491          1.515           10,166
                                                       2004      1.328          1.491               --
                                                       2003      1.000          1.328               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2006      1.508          1.740           45,460
                                                       2005      1.483          1.508           43,863
                                                       2004      1.401          1.483           41,099
                                                       2003      1.000          1.401               --

  LMPVPI Investors Subaccount (Class I) (3/03).......  2006      1.486          1.718               --
                                                       2005      1.427          1.486               --
                                                       2004      1.323          1.427               --
                                                       2003      1.000          1.323               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (3/03).............................................  2006      1.396          1.422               --
                                                       2005      1.357          1.396               --
                                                       2004      1.382          1.357               --
                                                       2003      1.000          1.382               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (3/03).............................................  2006      1.760          1.940               --
                                                       2005      1.717          1.760               --
                                                       2004      1.526          1.717               --
                                                       2003      1.000          1.526               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR         END YEAR      END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (3/03).............................................  2006      1.527          1.657               --
                                                       2005      1.422          1.527               --
                                                       2004      1.333          1.422               --
                                                       2003      1.000          1.333               --

  LMPVPII Equity Index Subaccount (Class II) (3/03)..  2006      1.382          1.555           14,575
                                                       2005      1.357          1.382          192,293
                                                       2004      1.259          1.357          190,445
                                                       2003      1.000          1.259               --

  LMPVPII Growth and Income Subaccount (Class I)
  (3/03).............................................  2006      1.376          1.511               --
                                                       2005      1.358          1.376               --
                                                       2004      1.283          1.358               --
                                                       2003      1.000          1.283               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.986          1.003          201,975
                                                       2005      0.985          0.986          664,366
                                                       2004      0.997          0.985          809,141
                                                       2003      1.000          0.997               --

  LMPVPIII Social Awareness Stock Subaccount (5/04)..  2006      1.098          1.156               --
                                                       2005      1.077          1.098               --
                                                       2004      1.000          1.077               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.374          1.575           91,117
                                                       2005      1.362          1.374          148,679
                                                       2004      1.237          1.362          133,090
                                                       2003      1.000          1.237               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.605          1.761           44,081
                                                       2005      1.518          1.605           88,457
                                                       2004      1.252          1.518           39,363
                                                       2003      1.000          1.252               --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.088          1.120               --
                                                       2005      1.072          1.088               --
                                                       2004      1.000          1.072               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2006      1.833          1.737               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2006      1.276          1.339            9,298

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR         END YEAR      END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.591          1.677           22,704

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.120          1.188               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.834          2.011           32,894

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.644          1.678           13,250

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2006      1.120          1.178               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2006      1.292          1.348          129,495

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2006      1.001          1.073           15,605

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.476          1.451               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.228          1.213               --

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.251          1.376               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.214           66,580

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.440          1.542               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.050          1.100               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.112          1.146           13,027

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.024           88,717

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.559          1.515              685

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2006      1.019          1.053           22,645

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2006      0.987          1.004           77,836

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.389          1.401            4,960

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.513          1.545           35,724

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.055           10,908

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.038               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.044           32,152

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.050               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR         END YEAR      END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.054           32,457

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.316          1.400           59,629

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.046           37,856

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.064               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2006      1.074          1.136           10,946

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2006      1.026          1.057           10,803

Money Market Portfolio
  Money Market Subaccount (3/03).....................  2006      0.981          0.987               --
                                                       2005      0.975          0.981               --
                                                       2004      0.988          0.975               --
                                                       2003      1.000          0.988               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.103          1.163               --
                                                       2005      1.067          1.103            2,668
                                                       2004      1.000          1.067               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.106          1.088            5,489
                                                       2005      1.109          1.106            5,273
                                                       2004      1.042          1.109            5,008
                                                       2003      1.000          1.042               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2006      1.045          1.060           52,020
                                                       2005      1.044          1.045           59,464
                                                       2004      1.018          1.044           51,269
                                                       2003      1.000          1.018            3,200

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2006      1.711          2.135               --
                                                       2005      1.560          1.711               --
                                                       2004      1.374          1.560               --
                                                       2003      1.000          1.374               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2006      1.987          2.278               --
                                                       2005      1.900          1.987           36,298
                                                       2004      1.540          1.900           32,258
                                                       2003      1.000          1.540               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR         END YEAR      END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.389          1.476               --
                                                       2005      1.307          1.389               --
                                                       2004      1.256          1.307               --
                                                       2003      1.000          1.256               --

  Travelers Convertible Securities Subaccount
  (3/03).............................................  2006      1.215          1.292               --
                                                       2005      1.239          1.215          249,052
                                                       2004      1.192          1.239          291,489
                                                       2003      1.000          1.192               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/03).............................................  2006      1.682          1.833               --
                                                       2005      1.531          1.682               --
                                                       2004      1.345          1.531               --
                                                       2003      1.000          1.345               --

  Travelers Equity Income Subaccount (3/03)..........  2006      1.444          1.513               --
                                                       2005      1.414          1.444           35,658
                                                       2004      1.317          1.414            9,822
                                                       2003      1.000          1.317               --

  Travelers Federated High Yield Subaccount (3/03)...  2006      1.248          1.276               --
                                                       2005      1.245          1.248           15,787
                                                       2004      1.154          1.245            9,298
                                                       2003      1.000          1.154               --

  Travelers Federated Stock Subaccount (3/03)........  2006      1.433          1.481               --
                                                       2005      1.393          1.433            2,334
                                                       2004      1.289          1.393               --
                                                       2003      1.000          1.289               --

  Travelers Large Cap Subaccount (3/03)..............  2006      1.351          1.389               --
                                                       2005      1.271          1.351            4,855
                                                       2004      1.221          1.271               --
                                                       2003      1.000          1.221               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.025          1.087               --
                                                       2005      1.000          1.025            6,807

  Travelers Managed Allocation Series: Conservative
  Subaccount (12/05).................................  2006      1.006          1.008               --
                                                       2005      1.004          1.006               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.036          1.070               --
                                                       2005      0.994          1.036               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR         END YEAR      END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.048          1.091               --
                                                       2005      1.000          1.048           19,861

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.022          1.039               --
                                                       2005      1.000          1.022           20,233

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.502          1.591               --
                                                       2005      1.371          1.502           22,526
                                                       2004      1.211          1.371               --
                                                       2003      1.000          1.211               --

  Travelers MFS Mid Cap Growth Subaccount (3/03).....  2006      1.477          1.559               --
                                                       2005      1.466          1.477               45
                                                       2004      1.315          1.466               --
                                                       2003      1.000          1.315               --

  Travelers MFS Total Return Subaccount (3/03).......  2006      1.278          1.316               --
                                                       2005      1.270          1.278           59,136
                                                       2004      1.166          1.270           16,985
                                                       2003      1.000          1.166            2,981

  Travelers MFS Value Subaccount (5/04)..............  2006      1.161          1.251               --
                                                       2005      1.115          1.161           10,394
                                                       2004      1.000          1.115               --

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.600          1.834               --
                                                       2005      1.495          1.600           32,896
                                                       2004      1.321          1.495           12,686
                                                       2003      1.000          1.321               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.361          1.440               --
                                                       2005      1.314          1.361               --
                                                       2004      1.210          1.314               --
                                                       2003      1.000          1.210               --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.000          1.050               --
                                                       2005      1.000          1.000               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.103          1.112               --
                                                       2005      1.089          1.103           20,359
                                                       2004      1.000          1.089           13,032

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR         END YEAR      END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Quality Bond Subaccount (3/03)...........  2006      1.031          1.019               --
                                                       2005      1.037          1.031           22,657
                                                       2004      1.028          1.037           19,691
                                                       2003      1.000          1.028               --

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.361          1.417               --
                                                       2005      1.365          1.361               --
                                                       2004      1.267          1.365               --
                                                       2003      1.000          1.267               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.069          1.228               --
                                                       2005      1.000          1.069               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.978          1.120               --
                                                       2005      1.000          0.978               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.067          1.026               --
                                                       2005      1.046          1.067           10,803
                                                       2004      1.000          1.046           10,803

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/03).............................................  2006      1.528          1.733            5,622
                                                       2005      1.502          1.528            6,013
                                                       2004      1.309          1.502            1,698
                                                       2003      1.000          1.309               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/03).............................................  2006      1.309          1.366               --
                                                       2005      1.242          1.309               --
                                                       2004      1.224          1.242               --
                                                       2003      1.000          1.224               --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class 2)
  (3/03).............................................  2006      1.632          1.778           47,975
                                                       2005      1.432          1.632           46,080
                                                       2004      1.272          1.432           48,145
                                                       2003      1.000          1.272               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (3/03)...........................  2006      1.456          1.620               --
                                                       2005      1.234          1.456               --
                                                       2004      1.247          1.234               --
                                                       2003      1.000          1.247               --

  VIP Mid Cap Subaccount (Service Class 2) (3/03)....  2006      2.019          2.218           53,444
                                                       2005      1.751          2.019           55,392
                                                       2004      1.437          1.751           57,438
                                                       2003      1.000          1.437               --

                         SEPARATE ACCOUNT CHARGES 2.35%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.226          1.190             --
                                                       2005      1.093          1.226             --
                                                       2004      1.033          1.093             --
                                                       2003      1.000          1.033             --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2006      1.315          1.547             --
                                                       2005      1.180          1.315             --
                                                       2004      1.064          1.180             --
                                                       2003      1.000          1.064             --

  American Funds Growth Subaccount (Class 2) (3/03)..  2006      1.301          1.401             --
                                                       2005      1.146          1.301             --
                                                       2004      1.043          1.146             --
                                                       2003      1.000          1.043             --

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2006      1.183          1.332             --
                                                       2005      1.145          1.183             --
                                                       2004      1.062          1.145             --
                                                       2003      1.000          1.062             --

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.426          1.407             --
                                                       2005      1.235          1.426             --
                                                       2004      1.058          1.235             --
                                                       2003      1.000          1.058             --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.414          1.832             --
                                                       2005      1.351          1.414             --
                                                       2004      1.052          1.351             --
                                                       2003      1.000          1.052             --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/03).....................................  2006      1.108          1.260             --
                                                       2005      1.086          1.108             --
                                                       2004      1.059          1.086             --
                                                       2003      1.000          1.059             --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/03).....................................  2006      1.167          1.182             --
                                                       2005      1.129          1.167             --
                                                       2004      1.038          1.129             --
                                                       2003      1.000          1.038             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.289          1.398             --
                                                       2005      1.197          1.289             --
                                                       2004      1.073          1.197             --
                                                       2003      1.000          1.073             --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.286          1.430             --
                                                       2005      1.195          1.286             --
                                                       2004      1.066          1.195             --
                                                       2003      1.000          1.066             --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.252          1.448             --
                                                       2005      1.160          1.252             --
                                                       2004      1.054          1.160             --
                                                       2003      1.000          1.054             --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      1.641          2.053             --
                                                       2005      1.318          1.641             --
                                                       2004      1.082          1.318             --
                                                       2003      1.000          1.082             --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.328          1.575             --
                                                       2005      1.234          1.328             --
                                                       2004      1.066          1.234             --
                                                       2003      1.000          1.066             --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.299          1.545             --
                                                       2005      1.221          1.299             --
                                                       2004      1.078          1.221             --
                                                       2003      1.000          1.078             --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.052          1.073             --
                                                       2005      1.063          1.052             --
                                                       2004      1.000          1.063             --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/03).............................................  2006      1.151          1.186             --
                                                       2005      1.094          1.151             --
                                                       2004      1.035          1.094             --
                                                       2003      1.000          1.035             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/03)............................  2006      1.339          1.391             --
                                                       2005      1.220          1.339             --
                                                       2004      1.094          1.220             --
                                                       2003      1.000          1.094             --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/03).....................................  2006      1.076          1.133             --
                                                       2005      0.987          1.076             --
                                                       2004      1.005          0.987             --
                                                       2003      1.000          1.005             --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (3/03).....................................  2006      1.115          1.285             --
                                                       2005      1.082          1.115             --
                                                       2004      1.059          1.082             --
                                                       2003      1.000          1.059             --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.195          1.332             --
                                                       2005      1.176          1.195             --
                                                       2004      1.048          1.176             --
                                                       2003      1.000          1.048             --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2006      1.146          1.323             --
                                                       2005      1.128          1.146             --
                                                       2004      1.066          1.128             --
                                                       2003      1.000          1.066             --

  LMPVPI Investors Subaccount (Class I) (3/03).......  2006      1.201          1.387             --
                                                       2005      1.154          1.201             --
                                                       2004      1.071          1.154             --
                                                       2003      1.000          1.071             --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (3/03).............................................  2006      1.051          1.070             --
                                                       2005      1.022          1.051             --
                                                       2004      1.041          1.022             --
                                                       2003      1.000          1.041             --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (3/03).............................................  2006      1.211          1.334             --
                                                       2005      1.182          1.211             --
                                                       2004      1.051          1.182             --
                                                       2003      1.000          1.051             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (3/03).............................................  2006      1.222          1.326             --
                                                       2005      1.138          1.222             --
                                                       2004      1.068          1.138             --
                                                       2003      1.000          1.068             --

  LMPVPII Equity Index Subaccount (Class II) (3/03)..  2006      1.162          1.307             --
                                                       2005      1.142          1.162             --
                                                       2004      1.060          1.142             --
                                                       2003      1.000          1.060             --

  LMPVPII Growth and Income Subaccount (Class I)
  (3/03).............................................  2006      1.141          1.253             --
                                                       2005      1.127          1.141             --
                                                       2004      1.065          1.127             --
                                                       2003      1.000          1.065             --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.987          1.004             --
                                                       2005      0.987          0.987             --
                                                       2004      0.999          0.987             --
                                                       2003      1.000          0.999             --

  LMPVPIII Social Awareness Stock Subaccount (5/04)..  2006      1.098          1.155             --
                                                       2005      1.076          1.098             --
                                                       2004      1.000          1.076             --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.194          1.368             --
                                                       2005      1.184          1.194             --
                                                       2004      1.076          1.184             --
                                                       2003      1.000          1.076             --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.382          1.515             --
                                                       2005      1.307          1.382             --
                                                       2004      1.079          1.307             --
                                                       2003      1.000          1.079             --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.087          1.119             --
                                                       2005      1.071          1.087             --
                                                       2004      1.000          1.071             --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2006      1.411          1.337             --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2006      1.132          1.187             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.363          1.436             --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.119          1.187             --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.497          1.641             --

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.407          1.436             --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2006      1.119          1.176             --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2006      1.130          1.178             --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2006      1.001          1.072             --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.220          1.199             --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.228          1.213             --

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.250          1.374             --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.214             --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.260          1.348             --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.049          1.099             --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.111          1.145             --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.024             --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.207          1.172             --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2006      1.006          1.039             --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2006      0.996          1.013             --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.196          1.206             --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.217          1.242             --

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.055             --

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.037             --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.044             --

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.049             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.054             --

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.185          1.261             --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.046             --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.063             --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2006      1.073          1.134             --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2006      1.025          1.055             --

Money Market Portfolio
  Money Market Subaccount (3/03).....................  2006      0.989          0.996             --
                                                       2005      0.984          0.989             --
                                                       2004      0.998          0.984             --
                                                       2003      1.000          0.998             --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.102          1.162             --
                                                       2005      1.067          1.102             --
                                                       2004      1.000          1.067             --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.076          1.058             --
                                                       2005      1.079          1.076             --
                                                       2004      1.014          1.079             --
                                                       2003      1.000          1.014             --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2006      1.040          1.055             --
                                                       2005      1.040          1.040             --
                                                       2004      1.015          1.040             --
                                                       2003      1.000          1.015             --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2006      1.361          1.698             --
                                                       2005      1.241          1.361             --
                                                       2004      1.094          1.241             --
                                                       2003      1.000          1.094             --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2006      1.390          1.593             --
                                                       2005      1.329          1.390             --
                                                       2004      1.078          1.329             --
                                                       2003      1.000          1.078             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.148          1.220             --
                                                       2005      1.081          1.148             --
                                                       2004      1.039          1.081             --
                                                       2003      1.000          1.039             --

  Travelers Convertible Securities Subaccount
  (3/03).............................................  2006      1.063          1.130             --
                                                       2005      1.084          1.063             --
                                                       2004      1.044          1.084             --
                                                       2003      1.000          1.044             --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/03).............................................  2006      1.295          1.411             --
                                                       2005      1.179          1.295             --
                                                       2004      1.037          1.179             --
                                                       2003      1.000          1.037             --

  Travelers Equity Income Subaccount (3/03)..........  2006      1.161          1.217             --
                                                       2005      1.137          1.161             --
                                                       2004      1.060          1.137             --
                                                       2003      1.000          1.060             --

  Travelers Federated High Yield Subaccount (3/03)...  2006      1.107          1.132             --
                                                       2005      1.105          1.107             --
                                                       2004      1.025          1.105             --
                                                       2003      1.000          1.025             --

  Travelers Federated Stock Subaccount (3/03)........  2006      1.200          1.240             --
                                                       2005      1.167          1.200             --
                                                       2004      1.080          1.167             --
                                                       2003      1.000          1.080             --

  Travelers Large Cap Subaccount (3/03)..............  2006      1.163          1.196             --
                                                       2005      1.096          1.163             --
                                                       2004      1.053          1.096             --
                                                       2003      1.000          1.053             --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.025          1.087             --
                                                       2005      1.000          1.025             --

  Travelers Managed Allocation Series: Conservative
  Subaccount (12/05).................................  2006      1.006          1.007             --
                                                       2005      1.004          1.006             --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.035          1.070             --
                                                       2005      0.994          1.035             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.048          1.091             --
                                                       2005      1.000          1.048             --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.021          1.039             --
                                                       2005      1.000          1.021             --

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.287          1.363             --
                                                       2005      1.176          1.287             --
                                                       2004      1.039          1.176             --
                                                       2003      1.000          1.039             --

  Travelers MFS Mid Cap Growth Subaccount (3/03).....  2006      1.143          1.207             --
                                                       2005      1.136          1.143             --
                                                       2004      1.019          1.136             --
                                                       2003      1.000          1.019             --

  Travelers MFS Total Return Subaccount (3/03).......  2006      1.151          1.185             --
                                                       2005      1.145          1.151             --
                                                       2004      1.051          1.145             --
                                                       2003      1.000          1.051             --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.160          1.250             --
                                                       2005      1.115          1.160             --
                                                       2004      1.000          1.115             --

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.306          1.497             --
                                                       2005      1.221          1.306             --
                                                       2004      1.080          1.221             --
                                                       2003      1.000          1.080             --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.191          1.260             --
                                                       2005      1.150          1.191             --
                                                       2004      1.059          1.150             --
                                                       2003      1.000          1.059             --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      0.999          1.049             --
                                                       2005      1.000          0.999             --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.102          1.111             --
                                                       2005      1.089          1.102             --
                                                       2004      1.000          1.089             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Quality Bond Subaccount (3/03)...........  2006      1.017          1.006             --
                                                       2005      1.025          1.017             --
                                                       2004      1.016          1.025             --
                                                       2003      1.000          1.016             --

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.145          1.192             --
                                                       2005      1.149          1.145             --
                                                       2004      1.067          1.149             --
                                                       2003      1.000          1.067             --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.069          1.228             --
                                                       2005      1.000          1.069             --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.978          1.119             --
                                                       2005      1.000          0.978             --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.066          1.025             --
                                                       2005      1.046          1.066             --
                                                       2004      1.000          1.046             --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/03).............................................  2006      1.258          1.426             --
                                                       2005      1.237          1.258             --
                                                       2004      1.078          1.237             --
                                                       2003      1.000          1.078             --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/03).............................................  2006      1.110          1.157             --
                                                       2005      1.053          1.110             --
                                                       2004      1.039          1.053             --
                                                       2003      1.000          1.039             --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class 2)
  (3/03).............................................  2006      1.342          1.461             --
                                                       2005      1.178          1.342             --
                                                       2004      1.047          1.178             --
                                                       2003      1.000          1.047             --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (3/03)...........................  2006      1.218          1.354             --
                                                       2005      1.033          1.218             --
                                                       2004      1.044          1.033             --
                                                       2003      1.000          1.044             --

  VIP Mid Cap Subaccount (Service Class 2) (3/03)....  2006      1.515          1.663             --
                                                       2005      1.314          1.515             --
                                                       2004      1.079          1.314             --
                                                       2003      1.000          1.079             --

                         SEPARATE ACCOUNT CHARGES 2.40%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.411          1.369               --
                                                       2005      1.258          1.411               --
                                                       2004      1.190          1.258               --
                                                       2003      1.000          1.190               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2006      1.687          1.983          124,313
                                                       2005      1.514          1.687          118,392
                                                       2004      1.367          1.514           51,125
                                                       2003      1.000          1.367           14,765

  American Funds Growth Subaccount (Class 2) (3/03)..  2006      1.675          1.802          225,935
                                                       2005      1.476          1.675          223,285
                                                       2004      1.344          1.476           74,657
                                                       2003      1.000          1.344           27,774

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2006      1.464          1.647          162,577
                                                       2005      1.417          1.464          158,736
                                                       2004      1.315          1.417          129,297
                                                       2003      1.007          1.315           78,652

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.661          1.639               --
                                                       2005      1.439          1.661           24,733
                                                       2004      1.233          1.439               --
                                                       2003      1.000          1.233               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.738          2.250               --
                                                       2005      1.661          1.738           57,737
                                                       2004      1.295          1.661               --
                                                       2003      1.000          1.295               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/03).....................................  2006      1.261          1.434               --
                                                       2005      1.238          1.261               --
                                                       2004      1.207          1.238               --
                                                       2003      1.000          1.207               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/03).....................................  2006      1.485          1.504               --
                                                       2005      1.437          1.485               --
                                                       2004      1.322          1.437               --
                                                       2003      1.000          1.322               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.287          1.396               --
                                                       2005      1.197          1.287           29,911
                                                       2004      1.073          1.197               --
                                                       2003      1.000          1.073               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.284          1.428               --
                                                       2005      1.195          1.284           13,269
                                                       2004      1.066          1.195               --
                                                       2003      1.000          1.066               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.493          1.726               --
                                                       2005      1.383          1.493           15,819
                                                       2004      1.258          1.383           15,819
                                                       2003      1.000          1.258               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      2.179          2.725           81,286
                                                       2005      1.751          2.179           63,578
                                                       2004      1.438          1.751               --
                                                       2003      1.000          1.438               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.744          2.067           37,135
                                                       2005      1.621          1.744           37,369
                                                       2004      1.401          1.621               --
                                                       2003      1.000          1.401               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.656          1.970               --
                                                       2005      1.558          1.656           45,642
                                                       2004      1.376          1.558               --
                                                       2003      1.000          1.376               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.051          1.072               --
                                                       2005      1.063          1.051               --
                                                       2004      1.000          1.063               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/03).............................................  2006      1.241          1.279               --
                                                       2005      1.181          1.241               --
                                                       2004      1.117          1.181               --
                                                       2003      1.000          1.117               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/03)............................  2006      1.464          1.520               --
                                                       2005      1.335          1.464               --
                                                       2004      1.197          1.335               --
                                                       2003      1.000          1.197               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/03).....................................  2006      1.519          1.599               --
                                                       2005      1.395          1.519               --
                                                       2004      1.420          1.395               --
                                                       2003      1.000          1.420               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (3/03).....................................  2006      1.351          1.555               --
                                                       2005      1.310          1.351               --
                                                       2004      1.284          1.310               --
                                                       2003      1.000          1.284               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.511          1.684               --
                                                       2005      1.488          1.511            8,071
                                                       2004      1.327          1.488               --
                                                       2003      1.000          1.327               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2006      1.504          1.734           23,917
                                                       2005      1.480          1.504           23,917
                                                       2004      1.400          1.480           23,917
                                                       2003      1.000          1.400               --

  LMPVPI Investors Subaccount (Class I) (3/03).......  2006      1.482          1.711               --
                                                       2005      1.425          1.482               --
                                                       2004      1.322          1.425               --
                                                       2003      1.000          1.322               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (3/03).............................................  2006      1.392          1.416               --
                                                       2005      1.355          1.392               --
                                                       2004      1.381          1.355               --
                                                       2003      1.000          1.381               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (3/03).............................................  2006      1.755          1.933           64,389
                                                       2005      1.714          1.755           57,869
                                                       2004      1.525          1.714               --
                                                       2003      1.000          1.525               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (3/03).............................................  2006      1.523          1.651           22,288
                                                       2005      1.419          1.523           22,017
                                                       2004      1.332          1.419               --
                                                       2003      1.000          1.332               --

  LMPVPII Equity Index Subaccount (Class II) (3/03)..  2006      1.378          1.549            1,921
                                                       2005      1.354          1.378            1,977
                                                       2004      1.258          1.354               --
                                                       2003      1.000          1.258               --

  LMPVPII Growth and Income Subaccount (Class I)
  (3/03).............................................  2006      1.372          1.506               --
                                                       2005      1.356          1.372               --
                                                       2004      1.282          1.356               --
                                                       2003      1.000          1.282               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.983          1.000               --
                                                       2005      0.984          0.983               --
                                                       2004      0.996          0.984               --
                                                       2003      1.000          0.996               --

  LMPVPIII Social Awareness Stock Subaccount (5/04)..  2006      1.097          1.153               --
                                                       2005      1.076          1.097               --
                                                       2004      1.000          1.076               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.371          1.569           60,184
                                                       2005      1.360          1.371           33,213
                                                       2004      1.236          1.360               --
                                                       2003      1.000          1.236               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.601          1.755          125,511
                                                       2005      1.515          1.601          103,206
                                                       2004      1.251          1.515           18,863
                                                       2003      1.000          1.251            9,172

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.086          1.117               --
                                                       2005      1.071          1.086               --
                                                       2004      1.000          1.071               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2006      1.827          1.730               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2006      1.272          1.334           17,585

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.586          1.670            9,217

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.119          1.186               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.828          2.003           10,145

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.639          1.671           38,259

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2006      1.117          1.175               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2006      1.288          1.342               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2006      1.001          1.072               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.471          1.446               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.227          1.212               --

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.249          1.373           11,415

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.214          121,946

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.436          1.536           16,926

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.049          1.098               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.110          1.143           19,791

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.023           67,917

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.554          1.509            9,792

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2006      1.016          1.049           32,282

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2006      0.984          1.001               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.384          1.396               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.509          1.539            7,510

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.055               --

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.037               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.044               --

  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.049            5,322

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.054          128,916

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.312          1.395          106,497

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.045          120,898

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.063               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2006      1.072          1.133               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2006      1.024          1.054           39,806

Money Market Portfolio
  Money Market Subaccount (3/03).....................  2006      0.978          0.984               --
                                                       2005      0.973          0.978               --
                                                       2004      0.987          0.973               --
                                                       2003      1.000          0.987               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.101          1.161               --
                                                       2005      1.067          1.101               --
                                                       2004      1.000          1.067               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.103          1.084            3,496
                                                       2005      1.107          1.103            4,167
                                                       2004      1.041          1.107            5,645
                                                       2003      1.000          1.041               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2006      1.042          1.056           36,442
                                                       2005      1.042          1.042           56,281
                                                       2004      1.017          1.042          139,247
                                                       2003      0.998          1.017           24,671

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2006      1.706          2.127           14,698
                                                       2005      1.557          1.706           14,698
                                                       2004      1.373          1.557           14,698
                                                       2003      1.018          1.373               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2006      1.982          2.269               --
                                                       2005      1.896          1.982               --
                                                       2004      1.539          1.896               --
                                                       2003      1.000          1.539               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.385          1.471               --
                                                       2005      1.305          1.385           23,629
                                                       2004      1.255          1.305           23,629
                                                       2003      1.000          1.255               --

  Travelers Convertible Securities Subaccount
  (3/03).............................................  2006      1.212          1.288               --
                                                       2005      1.236          1.212               --
                                                       2004      1.191          1.236               --
                                                       2003      1.000          1.191               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/03).............................................  2006      1.677          1.827               --
                                                       2005      1.528          1.677               --
                                                       2004      1.344          1.528               --
                                                       2003      1.000          1.344               --

  Travelers Equity Income Subaccount (3/03)..........  2006      1.440          1.509               --
                                                       2005      1.411          1.440           15,000
                                                       2004      1.316          1.411            7,550
                                                       2003      1.000          1.316               --

  Travelers Federated High Yield Subaccount (3/03)...  2006      1.244          1.272               --
                                                       2005      1.243          1.244               --
                                                       2004      1.153          1.243               --
                                                       2003      1.000          1.153               --

  Travelers Federated Stock Subaccount (3/03)........  2006      1.430          1.476               --
                                                       2005      1.390          1.430               --
                                                       2004      1.288          1.390               --
                                                       2003      1.000          1.288               --

  Travelers Large Cap Subaccount (3/03)..............  2006      1.347          1.384               --
                                                       2005      1.269          1.347               --
                                                       2004      1.220          1.269               --
                                                       2003      1.000          1.220               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.025          1.087               --
                                                       2005      1.000          1.025               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (12/05).................................  2006      1.006          1.007               --
                                                       2005      1.004          1.006               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.035          1.069               --
                                                       2005      0.994          1.035            5,148

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.048          1.090               --
                                                       2005      1.000          1.048          118,459

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.021          1.038               --
                                                       2005      1.000          1.021               --

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.498          1.586               --
                                                       2005      1.369          1.498               --
                                                       2004      1.210          1.369               --
                                                       2003      1.000          1.210               --

  Travelers MFS Mid Cap Growth Subaccount (3/03).....  2006      1.473          1.554               --
                                                       2005      1.464          1.473               --
                                                       2004      1.314          1.464               --
                                                       2003      1.000          1.314               --

  Travelers MFS Total Return Subaccount (3/03).......  2006      1.274          1.312               --
                                                       2005      1.268          1.274           94,291
                                                       2004      1.165          1.268               --
                                                       2003      1.003          1.165               --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.159          1.249               --
                                                       2005      1.115          1.159           18,333
                                                       2004      1.000          1.115               --

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.595          1.828               --
                                                       2005      1.492          1.595            2,174
                                                       2004      1.320          1.492               --
                                                       2003      1.000          1.320               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.357          1.436               --
                                                       2005      1.311          1.357           11,942
                                                       2004      1.209          1.311               --
                                                       2003      1.000          1.209               --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      0.999          1.049               --
                                                       2005      1.000          0.999               --

  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.102          1.110               --
                                                       2005      1.088          1.102           39,186
                                                       2004      1.000          1.088               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Quality Bond Subaccount (3/03)...........  2006      1.028          1.016               --
                                                       2005      1.036          1.028           31,316
                                                       2004      1.027          1.036               --
                                                       2003      1.000          1.027               --

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.357          1.412               --
                                                       2005      1.362          1.357           23,784
                                                       2004      1.266          1.362           23,784
                                                       2003      1.000          1.266               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.069          1.227               --
                                                       2005      1.000          1.069               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.978          1.119               --
                                                       2005      1.000          0.978               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.065          1.024               --
                                                       2005      1.045          1.065           23,406
                                                       2004      1.000          1.045               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/03).............................................  2006      1.524          1.727           69,177
                                                       2005      1.499          1.524           68,000
                                                       2004      1.308          1.499               --
                                                       2003      1.000          1.308               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/03).............................................  2006      1.306          1.361               --
                                                       2005      1.240          1.306               --
                                                       2004      1.223          1.240               --
                                                       2003      1.000          1.223               --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class 2)
  (3/03).............................................  2006      1.628          1.771          167,159
                                                       2005      1.429          1.628          187,097
                                                       2004      1.271          1.429               --
                                                       2003      1.000          1.271               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (3/03)...........................  2006      1.452          1.613               --
                                                       2005      1.232          1.452               --
                                                       2004      1.246          1.232               --
                                                       2003      1.000          1.246               --

  VIP Mid Cap Subaccount (Service Class 2) (3/03)....  2006      2.014          2.210          113,414
                                                       2005      1.748          2.014          110,845
                                                       2004      1.436          1.748               --
                                                       2003      1.000          1.436               --

                         SEPARATE ACCOUNT CHARGES 2.50%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/03)...................................  2006      1.407          1.364               --
                                                       2005      1.256          1.407               --
                                                       2004      1.189          1.256           19,490
                                                       2003      1.000          1.189               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (3/03).............................................  2006      1.682          1.976           28,035
                                                       2005      1.512          1.682           29,473
                                                       2004      1.366          1.512            9,759
                                                       2003      1.000          1.366               --

  American Funds Growth Subaccount (Class 2) (3/03)..  2006      1.670          1.796           62,148
                                                       2005      1.474          1.670           70,719
                                                       2004      1.343          1.474           30,894
                                                       2003      1.000          1.343               --

  American Funds Growth-Income Subaccount (Class 2)
  (3/03).............................................  2006      1.460          1.641           62,267
                                                       2005      1.414          1.460           72,259
                                                       2004      1.314          1.414           45,500
                                                       2003      1.000          1.314               --

Capital Appreciation Fund
  Capital Appreciation Fund (3/03)...................  2006      1.656          1.634               --
                                                       2005      1.437          1.656               --
                                                       2004      1.232          1.437               --
                                                       2003      1.000          1.232               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/03).............................................  2006      1.733          2.242               --
                                                       2005      1.658          1.733            8,725
                                                       2004      1.294          1.658            6,664
                                                       2003      1.000          1.294               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/03).....................................  2006      1.258          1.429               --
                                                       2005      1.235          1.258               --
                                                       2004      1.206          1.235               --
                                                       2003      1.000          1.206               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (3/03).....................................  2006      1.481          1.499            8,666
                                                       2005      1.435          1.481           14,879
                                                       2004      1.321          1.435           11,502
                                                       2003      1.000          1.321               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.284          1.393               --
                                                       2005      1.195          1.284           28,342
                                                       2004      1.073          1.195           60,770
                                                       2003      1.000          1.073               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.282          1.425               --
                                                       2005      1.193          1.282           19,528
                                                       2004      1.066          1.193           19,916
                                                       2003      1.000          1.066               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (3/03)..........................................  2006      1.489          1.719               --
                                                       2005      1.381          1.489               --
                                                       2004      1.257          1.381               --
                                                       2003      1.000          1.257               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2006      2.173          2.715           11,017
                                                       2005      1.748          2.173           13,780
                                                       2004      1.437          1.748            3,240
                                                       2003      1.000          1.437               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.739          2.060           32,461
                                                       2005      1.618          1.739           33,803
                                                       2004      1.400          1.618           14,636
                                                       2003      1.000          1.400               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (3/03)...................................  2006      1.652          1.963               --
                                                       2005      1.556          1.652           15,124
                                                       2004      1.375          1.556           15,043
                                                       2003      1.000          1.375               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.050          1.070               --
                                                       2005      1.062          1.050               --
                                                       2004      1.000          1.062               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (3/03).............................................  2006      1.238          1.275               --
                                                       2005      1.179          1.238               --
                                                       2004      1.116          1.179               --
                                                       2003      1.000          1.116               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (3/03)............................  2006      1.460          1.514               --
                                                       2005      1.333          1.460               --
                                                       2004      1.196          1.333               --
                                                       2003      1.000          1.196               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (3/03).....................................  2006      1.515          1.593               --
                                                       2005      1.392          1.515               --
                                                       2004      1.419          1.392               --
                                                       2003      1.000          1.419               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (3/03).....................................  2006      1.347          1.549               --
                                                       2005      1.308          1.347               --
                                                       2004      1.283          1.308               --
                                                       2003      1.000          1.283               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.507          1.678               --
                                                       2005      1.486          1.507               --
                                                       2004      1.326          1.486               --
                                                       2003      1.000          1.326               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/03).........  2006      1.499          1.727            5,611
                                                       2005      1.477          1.499            9,627
                                                       2004      1.399          1.477            7,427
                                                       2003      1.000          1.399               --

  LMPVPI Investors Subaccount (Class I) (3/03).......  2006      1.478          1.705               --
                                                       2005      1.422          1.478               --
                                                       2004      1.321          1.422               --
                                                       2003      1.000          1.321               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (3/03).............................................  2006      1.388          1.411               --
                                                       2005      1.353          1.388               --
                                                       2004      1.380          1.353               --
                                                       2003      1.000          1.380               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (3/03).............................................  2006      1.751          1.925               --
                                                       2005      1.711          1.751               --
                                                       2004      1.524          1.711               --
                                                       2003      1.000          1.524               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (3/03).............................................  2006      1.518          1.645           15,412
                                                       2005      1.417          1.518           20,207
                                                       2004      1.331          1.417           18,249
                                                       2003      1.000          1.331               --

  LMPVPII Equity Index Subaccount (Class II) (3/03)..  2006      1.374          1.543               --
                                                       2005      1.352          1.374               --
                                                       2004      1.257          1.352               --
                                                       2003      1.000          1.257               --

  LMPVPII Growth and Income Subaccount (Class I)
  (3/03).............................................  2006      1.368          1.500               --
                                                       2005      1.354          1.368               --
                                                       2004      1.281          1.354               --
                                                       2003      1.000          1.281               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount (9/03)..  2006      0.981          0.996               --
                                                       2005      0.983          0.981               --
                                                       2004      0.996          0.983               --
                                                       2003      1.000          0.996               --

  LMPVPIII Social Awareness Stock Subaccount (5/04)..  2006      1.095          1.150               --
                                                       2005      1.075          1.095               --
                                                       2004      1.000          1.075               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2006      1.367          1.564           16,483
                                                       2005      1.357          1.367           17,620
                                                       2004      1.235          1.357           17,110
                                                       2003      1.000          1.235               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2006      1.597          1.748            3,338
                                                       2005      1.513          1.597            3,267
                                                       2004      1.250          1.513            3,417
                                                       2003      1.000          1.250               --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.084          1.115               --
                                                       2005      1.070          1.084               --
                                                       2004      1.000          1.070               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2006      1.821          1.724               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2006      1.269          1.329            8,596

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2006      1.581          1.664           13,871

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.118          1.184               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2006      1.822          1.996            5,892

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.634          1.665               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2006      1.115          1.172               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2006      1.284          1.337               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2006      1.001          1.071           19,622

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2006      1.467          1.440               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2006      1.226          1.210               --

  MIST MFS Value Subaccount (Class A) (4/06).........  2006      1.246          1.369           47,199

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2006      1.003          1.213            9,489

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2006      1.432          1.530               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2006      1.048          1.097               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2006      1.108          1.140               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2006      1.003          1.023           25,861

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2006      1.550          1.504               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2006      1.012          1.045               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2006      0.981          0.997               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2006      1.380          1.390               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2006      1.504          1.534               --

  MSF MetLife Aggressive Allocation Subaccount
  (4/06).............................................  2006      1.002          1.054               --

  MSF MetLife Conservative Allocation Subaccount
  (4/06).............................................  2006      1.001          1.036               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)..................................  2006      1.002          1.043               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  MSF MetLife Moderate Allocation Subaccount (4/06)..  2006      1.002          1.048          115,025

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)..................................  2006      1.002          1.053               --

  MSF MFS Total Return Subaccount (Class F) (4/06)...  2006      1.308          1.390            6,466

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2006      0.996          1.045           62,680

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2006      0.998          1.062               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2006      1.070          1.130               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2006      1.022          1.051               --

Money Market Portfolio
  Money Market Subaccount (3/03).....................  2006      0.975          0.981               --
                                                       2005      0.972          0.975               --
                                                       2004      0.986          0.972          186,454
                                                       2003      1.000          0.986               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.099          1.158               --
                                                       2005      1.066          1.099            7,810
                                                       2004      1.000          1.066            7,810

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2006      1.100          1.081           20,970
                                                       2005      1.105          1.100           20,886
                                                       2004      1.040          1.105           19,893
                                                       2003      1.000          1.040               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (3/03)......................................  2006      1.039          1.052           20,638
                                                       2005      1.040          1.039           19,436
                                                       2004      1.017          1.040           51,840
                                                       2003      1.000          1.017               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (3/03).........................................  2006      1.701          2.119               --
                                                       2005      1.555          1.701               --
                                                       2004      1.372          1.555               --
                                                       2003      1.000          1.372               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Putnam VT Small Cap Value Subaccount (Class IB)
  (3/03).............................................  2006      1.976          2.261               --
                                                       2005      1.893          1.976               --
                                                       2004      1.538          1.893               --
                                                       2003      1.000          1.538               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (3/03).............................................  2006      1.381          1.467               --
                                                       2005      1.303          1.381               --
                                                       2004      1.254          1.303               --
                                                       2003      1.000          1.254               --

  Travelers Convertible Securities Subaccount
  (3/03).............................................  2006      1.208          1.284               --
                                                       2005      1.234          1.208               --
                                                       2004      1.191          1.234               --
                                                       2003      1.000          1.191               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (3/03).............................................  2006      1.673          1.821               --
                                                       2005      1.525          1.673               --
                                                       2004      1.343          1.525               --
                                                       2003      1.000          1.343               --

  Travelers Equity Income Subaccount (3/03)..........  2006      1.436          1.504               --
                                                       2005      1.409          1.436               --
                                                       2004      1.315          1.409               --
                                                       2003      1.000          1.315               --

  Travelers Federated High Yield Subaccount (3/03)...  2006      1.241          1.269               --
                                                       2005      1.240          1.241            8,596
                                                       2004      1.152          1.240            8,596
                                                       2003      1.000          1.152               --

  Travelers Federated Stock Subaccount (3/03)........  2006      1.426          1.472               --
                                                       2005      1.388          1.426            7,268
                                                       2004      1.287          1.388            7,137
                                                       2003      1.000          1.287               --

  Travelers Large Cap Subaccount (3/03)..............  2006      1.343          1.380               --
                                                       2005      1.267          1.343               --
                                                       2004      1.219          1.267               --
                                                       2003      1.000          1.219               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (9/05)..................................  2006      1.024          1.086               --
                                                       2005      1.000          1.024               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Managed Allocation Series: Conservative
  Subaccount (12/05).................................  2006      1.006          1.006               --
                                                       2005      1.004          1.006               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.035          1.068               --
                                                       2005      0.994          1.035          107,862

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (6/05).......................  2006      1.047          1.089               --
                                                       2005      1.000          1.047               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.021          1.037               --
                                                       2005      1.000          1.021               --

  Travelers Mercury Large Cap Core Subaccount
  (3/03).............................................  2006      1.493          1.581               --
                                                       2005      1.366          1.493           13,868
                                                       2004      1.209          1.366           33,604
                                                       2003      1.000          1.209               --

  Travelers MFS Mid Cap Growth Subaccount (3/03).....  2006      1.469          1.550               --
                                                       2005      1.461          1.469               --
                                                       2004      1.313          1.461               --
                                                       2003      1.000          1.313               --

  Travelers MFS Total Return Subaccount (3/03).......  2006      1.271          1.308               --
                                                       2005      1.265          1.271            6,466
                                                       2004      1.164          1.265            6,466
                                                       2003      1.000          1.164               --

  Travelers MFS Value Subaccount (5/04)..............  2006      1.157          1.246               --
                                                       2005      1.114          1.157           45,265
                                                       2004      1.000          1.114               --

  Travelers Mondrian International Stock Subaccount
  (3/03).............................................  2006      1.591          1.822               --
                                                       2005      1.489          1.591            5,892
                                                       2004      1.319          1.489            5,892
                                                       2003      1.000          1.319               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.353          1.432               --
                                                       2005      1.309          1.353               --
                                                       2004      1.208          1.309               --
                                                       2003      1.000          1.208               --

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      0.999          1.048               --
                                                       2005      1.000          0.999               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  Travelers Pioneer Strategic Income Subaccount
  (5/04).............................................  2006      1.100          1.108               --
                                                       2005      1.088          1.100               --
                                                       2004      1.000          1.088               --

  Travelers Quality Bond Subaccount (3/03)...........  2006      1.025          1.012               --
                                                       2005      1.034          1.025               --
                                                       2004      1.026          1.034               --
                                                       2003      1.000          1.026               --

  Travelers Strategic Equity Subaccount (3/03).......  2006      1.353          1.408               --
                                                       2005      1.360          1.353               --
                                                       2004      1.265          1.360               --
                                                       2003      1.000          1.265               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.068          1.226               --
                                                       2005      1.000          1.068               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.977          1.118               --
                                                       2005      1.000          0.977               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.063          1.022               --
                                                       2005      1.045          1.063               --
                                                       2004      1.000          1.045               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (3/03).............................................  2006      1.520          1.720               --
                                                       2005      1.497          1.520               --
                                                       2004      1.307          1.497               --
                                                       2003      1.000          1.307               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (3/03).............................................  2006      1.302          1.356               --
                                                       2005      1.237          1.302               --
                                                       2004      1.222          1.237               --
                                                       2003      1.000          1.222               --

Variable Insurance Products Fund
  VIP Contrafund Subaccount (Service Class 2)
  (3/03).............................................  2006      1.623          1.764            5,728
                                                       2005      1.427          1.623            9,828
                                                       2004      1.270          1.427            7,742
                                                       2003      1.000          1.270               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (3/03)...........................  2006      1.448          1.607               --
                                                       2005      1.230          1.448               --
                                                       2004      1.245          1.230               --
                                                       2003      1.000          1.245               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  VIP Mid Cap Subaccount (Service Class 2) (3/03)....  2006      2.008          2.202            2,612
                                                       2005      1.744          2.008            2,644
                                                       2004      1.435          1.744            2,964
                                                       2003      1.000          1.435               --





* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.


Number of Units Outstanding at End of Year may include units for Contract Owners in payout phase, where appropriate.


If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix C for more information on Variable Funding Option name changes, mergers and substitutions.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation V.I. Portfolio was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-MET/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate -- Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate -- Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS Value Portfolio merged into Met Investors Series Trust-MFS Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-MET/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

                            SCUDDER ADVOCATE ADVISOR

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the *mid-range* combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.90%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2006      1.483          1.825            7,122
                                                       2005      1.293          1.483           10,355
                                                       2004      1.067          1.293            5,022
                                                       2003      1.000          1.067            1,646

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.154          1.159               --
                                                       2005      1.087          1.154            9,970
                                                       2004      1.063          1.087            9,631
                                                       2003      1.000          1.063               --

  Alger American Leveraged AllCap Subaccount (Class
  S) (6/03)..........................................  2006      1.330          1.552               --
                                                       2005      1.187          1.330               --
                                                       2004      1.121          1.187               --
                                                       2003      1.000          1.121               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2006      2.031          2.641            1,468
                                                       2005      1.618          2.031            1,470
                                                       2004      1.320          1.618            2,030
                                                       2003      1.000          1.320               --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2006      1.634          1.815               --
                                                       2005      1.434          1.634               --
                                                       2004      1.238          1.434               --
                                                       2003      1.000          1.238               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2006      1.404          1.484            1,968
                                                       2005      1.314          1.404            8,278
                                                       2004      1.172          1.314            8,324
                                                       2003      1.000          1.172               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2006      1.187          1.269               --
                                                       2005      1.170          1.187               --
                                                       2004      1.126          1.170               --
                                                       2003      1.000          1.126               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2006      1.006          1.137            7,584
                                                       2005      1.000          1.006            7,442

  DWS VIT RREEF Real Estate Securities Subaccount
  (Class B) (6/03)...................................  2006      1.631          2.195           15,216
                                                       2005      1.493          1.631           15,798
                                                       2004      1.164          1.493           19,939
                                                       2003      1.000          1.164           15,305

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2006      0.996          1.019               --
                                                       2005      1.000          0.996               --

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2006      1.253          1.330           14,437
                                                       2005      1.177          1.253           10,624
                                                       2004      1.115          1.177            7,710
                                                       2003      1.000          1.115            7,690

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2006      1.755          2.098            3,753
                                                       2005      1.515          1.755            3,757
                                                       2004      1.254          1.515            5,191
                                                       2003      1.000          1.254               --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2006      1.260          1.401           16,628
                                                       2005      1.215          1.260           33,698
                                                       2004      1.128          1.215           33,735
                                                       2003      1.000          1.128            7,437

  DWSI Health Care Subaccount (Class B) (6/03).......  2006      1.276          1.324            8,566
                                                       2005      1.203          1.276           12,946
                                                       2004      1.123          1.203           14,076
                                                       2003      1.000          1.123            9,687

  DWSI International Subaccount (Class B) (6/03).....  2006      1.535          1.889            9,603
                                                       2005      1.352          1.535           10,386
                                                       2004      1.185          1.352               --
                                                       2003      1.000          1.185               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.207          1.262               --
                                                       2005      1.236          1.207               --
                                                       2004      1.130          1.236               --
                                                       2003      1.000          1.130               --

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.428          1.573               --
                                                       2005      1.286          1.428            3,247
                                                       2004      1.176          1.286            4,298
                                                       2003      1.000          1.176            4,286

  DWSII Balanced Subaccount (Class B) (6/03).........  2006      1.131          1.219            6,794
                                                       2005      1.110          1.131            6,543
                                                       2004      1.063          1.110            6,260
                                                       2003      1.000          1.063               --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2006      1.411          1.594           13,671
                                                       2005      1.311          1.411           13,928
                                                       2004      1.156          1.311           19,718
                                                       2003      1.000          1.156               --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.084          1.157               --
                                                       2005      1.058          1.084               --
                                                       2004      1.000          1.058               --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2006      1.009          1.029           20,452
                                                       2005      1.010          1.009          266,136
                                                       2004      0.989          1.010           21,939
                                                       2003      1.000          0.989           26,519

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2006      1.357          1.523           11,651
                                                       2005      1.266          1.357            8,968
                                                       2004      1.158          1.266            9,085
                                                       2003      1.000          1.158            5,055

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2006      1.368          1.587           12,965
                                                       2005      1.297          1.368          206,738
                                                       2004      1.163          1.297           24,028
                                                       2003      1.000          1.163           13,305

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.652          2.019           13,824
                                                       2005      1.533          1.652           14,362
                                                       2004      1.245          1.533           15,940
                                                       2003      1.000          1.245            6,254

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  DWSII Foreign Value Subaccount (Class B) (3/05)....  2006      1.131          1.355               --
                                                       2005      1.053          1.131          234,832

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2006      1.592          2.025               --
                                                       2005      1.324          1.592            6,281
                                                       2004      1.180          1.324            6,281
                                                       2003      1.000          1.180               --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2006      1.013          1.031           24,389
                                                       2005      1.010          1.013           27,051
                                                       2004      0.996          1.010           16,279
                                                       2003      1.000          0.996           26,316

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.139          1.259               --
                                                       2005      1.095          1.139               --
                                                       2004      1.000          1.095               --

  DWSII High Income Subaccount (Class B) (6/03)......  2006      1.219          1.317           10,921
                                                       2005      1.201          1.219          231,027
                                                       2004      1.092          1.201           35,065
                                                       2003      1.000          1.092           26,531

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.058          1.076               --
                                                       2005      1.042          1.058               --
                                                       2004      1.000          1.042               --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2006      1.242          1.242               --
                                                       2005      1.222          1.242               --
                                                       2004      1.132          1.222            5,837
                                                       2003      1.000          1.132               --

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2006      1.565          1.920               --
                                                       2005      1.399          1.565               --
                                                       2004      1.210          1.399               --
                                                       2003      1.000          1.210               --

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2006      1.338          1.418               --
                                                       2005      1.221          1.338               --
                                                       2004      1.120          1.221               --
                                                       2003      1.000          1.120               --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.285          1.268               --
                                                       2005      1.223          1.285               --
                                                       2004      1.110          1.223               --
                                                       2003      1.000          1.110               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  DWSII Large Cap Core Subaccount (Class B) (3/05)...  2006      1.149          1.271               --
                                                       2005      1.037          1.149               --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2006      1.247          1.407           13,288
                                                       2005      1.251          1.247           13,078
                                                       2004      1.163          1.251           12,620
                                                       2003      1.000          1.163               --

  DWSII MFS Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.261          1.296               --
                                                       2005      1.293          1.261               --
                                                       2004      1.122          1.293               --
                                                       2003      1.000          1.122               --

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2006      1.333          1.445               --
                                                       2005      1.184          1.333               --
                                                       2004      1.165          1.184               --
                                                       2003      1.000          1.165               --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.110          1.208               --
                                                       2005      1.076          1.110               --
                                                       2004      1.000          1.076               --

  DWSII Money Market Subaccount (Class B) (6/03).....  2006      0.982          1.004            5,142
                                                       2005      0.977          0.982            5,142
                                                       2004      0.990          0.977            5,142
                                                       2003      1.000          0.990            5,142

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      1.107          1.129               --
                                                       2005      1.182          1.107               --
                                                       2004      1.194          1.182               --
                                                       2003      1.000          1.194               --

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2006      1.287          1.323               --
                                                       2005      1.229          1.287               --
                                                       2004      1.133          1.229               --
                                                       2003      1.000          1.133               --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2006      1.047          1.117            7,075
                                                       2005      1.047          1.047           22,364
                                                       2004      0.985          1.047           33,817
                                                       2003      1.000          0.985           25,338

  DWSII Technology Subaccount (Class B) (6/03).......  2006      1.227          1.209              635
                                                       2005      1.211          1.227            4,577
                                                       2004      1.216          1.211            4,782
                                                       2003      1.000          1.216              838

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2006      1.438          1.498            5,387
                                                       2005      1.317          1.438            5,543
                                                       2004      1.213          1.317            5,646
                                                       2003      1.000          1.213               --

Metropolitan Series Fund, Inc.
  MSF MFS Total Return Subaccount (Class B) (1/70)...  2006      1.000          1.069           11,809





                         SEPARATE ACCOUNT CHARGES 1.95%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2006      1.489          1.833             --
                                                       2005      1.300          1.489             --
                                                       2004      1.073          1.300             --
                                                       2003      1.000          1.073             --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.122          1.127             --
                                                       2005      1.058          1.122             --
                                                       2004      1.035          1.058             --
                                                       2003      1.000          1.035             --

  Alger American Leveraged AllCap Subaccount (Class
  S) (6/03)..........................................  2006      1.208          1.410             --
                                                       2005      1.079          1.208             --
                                                       2004      1.020          1.079             --
                                                       2003      1.000          1.020             --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2006      1.604          2.085             --
                                                       2005      1.278          1.604             --
                                                       2004      1.043          1.278             --
                                                       2003      1.000          1.043             --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2006      1.361          1.511             --
                                                       2005      1.194          1.361             --
                                                       2004      1.032          1.194             --
                                                       2003      1.000          1.032             --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2006      1.232          1.301             --
                                                       2005      1.153          1.232             --
                                                       2004      1.029          1.153             --
                                                       2003      1.000          1.029             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2006      1.100          1.175             --
                                                       2005      1.085          1.100             --
                                                       2004      1.044          1.085             --
                                                       2003      1.000          1.044             --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2006      1.006          1.137             --
                                                       2005      1.000          1.006             --

  DWS VIT RREEF Real Estate Securities Subaccount
  (Class B) (6/03)...................................  2006      1.462          1.966             --
                                                       2005      1.339          1.462             --
                                                       2004      1.045          1.339             --
                                                       2003      1.000          1.045             --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2006      0.995          1.018             --
                                                       2005      1.000          0.995             --

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2006      1.171          1.242             --
                                                       2005      1.100          1.171             --
                                                       2004      1.043          1.100             --
                                                       2003      1.000          1.043             --

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2006      1.497          1.789             --
                                                       2005      1.293          1.497             --
                                                       2004      1.070          1.293             --
                                                       2003      1.000          1.070             --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2006      1.179          1.310             --
                                                       2005      1.137          1.179             --
                                                       2004      1.056          1.137             --
                                                       2003      1.000          1.056             --

  DWSI Health Care Subaccount (Class B) (6/03).......  2006      1.237          1.283             --
                                                       2005      1.167          1.237             --
                                                       2004      1.090          1.167             --
                                                       2003      1.000          1.090             --

  DWSI International Subaccount (Class B) (6/03).....  2006      1.406          1.730             --
                                                       2005      1.239          1.406             --
                                                       2004      1.087          1.239             --
                                                       2003      1.000          1.087             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.105          1.155             --
                                                       2005      1.132          1.105             --
                                                       2004      1.035          1.132             --
                                                       2003      1.000          1.035             --

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.248          1.374             --
                                                       2005      1.124          1.248             --
                                                       2004      1.029          1.124             --
                                                       2003      1.000          1.029             --

  DWSII Balanced Subaccount (Class B) (6/03).........  2006      1.097          1.182             --
                                                       2005      1.077          1.097             --
                                                       2004      1.032          1.077             --
                                                       2003      1.000          1.032             --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2006      1.291          1.459             --
                                                       2005      1.200          1.291             --
                                                       2004      1.059          1.200             --
                                                       2003      1.000          1.059             --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.083          1.156             --
                                                       2005      1.058          1.083             --
                                                       2004      1.000          1.058             --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2006      1.037          1.056             --
                                                       2005      1.038          1.037             --
                                                       2004      1.017          1.038             --
                                                       2003      1.000          1.017             --

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2006      1.246          1.397             --
                                                       2005      1.163          1.246             --
                                                       2004      1.065          1.163             --
                                                       2003      1.000          1.065             --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2006      1.255          1.456             --
                                                       2005      1.191          1.255             --
                                                       2004      1.068          1.191             --
                                                       2003      1.000          1.068             --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.405          1.717             --
                                                       2005      1.305          1.405             --
                                                       2004      1.060          1.305             --
                                                       2003      1.000          1.060             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  DWSII Foreign Value Subaccount (Class B) (3/05)....  2006      1.130          1.354             --
                                                       2005      1.079          1.130             --

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2006      1.453          1.847             --
                                                       2005      1.209          1.453             --
                                                       2004      1.078          1.209             --
                                                       2003      1.000          1.078             --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2006      1.026          1.044             --
                                                       2005      1.023          1.026             --
                                                       2004      1.009          1.023             --
                                                       2003      1.000          1.009             --

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.139          1.258             --
                                                       2005      1.095          1.139             --
                                                       2004      1.000          1.095             --

  DWSII High Income Subaccount (Class B) (6/03)......  2006      1.154          1.247             --
                                                       2005      1.138          1.154             --
                                                       2004      1.035          1.138             --
                                                       2003      1.000          1.035             --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.057          1.075             --
                                                       2005      1.041          1.057             --
                                                       2004      1.000          1.041             --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2006      1.161          1.161             --
                                                       2005      1.143          1.161             --
                                                       2004      1.060          1.143             --
                                                       2003      1.000          1.060             --

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2006      1.406          1.725             --
                                                       2005      1.258          1.406             --
                                                       2004      1.088          1.258             --
                                                       2003      1.000          1.088             --

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2006      1.262          1.336             --
                                                       2005      1.152          1.262             --
                                                       2004      1.057          1.152             --
                                                       2003      1.000          1.057             --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.207          1.191             --
                                                       2005      1.149          1.207             --
                                                       2004      1.044          1.149             --
                                                       2003      1.000          1.044             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  DWSII Large Cap Core Subaccount (Class B) (3/05)...  2006      1.148          1.270             --
                                                       2005      1.063          1.148             --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2006      1.144          1.290             --
                                                       2005      1.148          1.144             --
                                                       2004      1.068          1.148             --
                                                       2003      1.000          1.068             --

  DWSII MFS Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.200          1.234             --
                                                       2005      1.231          1.200             --
                                                       2004      1.070          1.231             --
                                                       2003      1.000          1.070             --

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2006      1.164          1.262             --
                                                       2005      1.035          1.164             --
                                                       2004      1.019          1.035             --
                                                       2003      1.000          1.019             --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.109          1.206             --
                                                       2005      1.076          1.109             --
                                                       2004      1.000          1.076             --

  DWSII Money Market Subaccount (Class B) (6/03).....  2006      0.988          1.010             --
                                                       2005      0.983          0.988             --
                                                       2004      0.998          0.983             --
                                                       2003      1.000          0.998             --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      0.948          0.966             --
                                                       2005      1.012          0.948             --
                                                       2004      1.023          1.012             --
                                                       2003      1.000          1.023             --

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2006      1.144          1.176             --
                                                       2005      1.093          1.144             --
                                                       2004      1.008          1.093             --
                                                       2003      1.000          1.008             --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2006      1.096          1.169             --
                                                       2005      1.096          1.096             --
                                                       2004      1.032          1.096             --
                                                       2003      1.000          1.032             --

  DWSII Technology Subaccount (Class B) (6/03).......  2006      1.029          1.013             --
                                                       2005      1.016          1.029             --
                                                       2004      1.020          1.016             --
                                                       2003      1.000          1.020             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2006      1.202          1.252             --
                                                       2005      1.102          1.202             --
                                                       2004      1.016          1.102             --
                                                       2003      1.000          1.016             --

Metropolitan Series Fund, Inc.
  MSF MFS Total Return Subaccount (Class B) (1/70)...  2006      1.000          1.069             --





                         SEPARATE ACCOUNT CHARGES 2.10%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2006      1.475          1.812           62,522
                                                       2005      1.289          1.475           71,733
                                                       2004      1.065          1.289           80,508
                                                       2003      1.000          1.065           23,169

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.148          1.153               --
                                                       2005      1.084          1.148           46,455
                                                       2004      1.061          1.084           89,018
                                                       2003      1.000          1.061           55,666

  Alger American Leveraged AllCap Subaccount (Class
  S) (6/03)..........................................  2006      1.323          1.541           25,893
                                                       2005      1.184          1.323           26,448
                                                       2004      1.120          1.184           27,179
                                                       2003      1.000          1.120               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2006      2.021          2.622           15,671
                                                       2005      1.613          2.021           32,241
                                                       2004      1.318          1.613           30,799
                                                       2003      1.000          1.318               --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2006      1.626          1.802              237
                                                       2005      1.429          1.626           21,765
                                                       2004      1.237          1.429           23,616
                                                       2003      1.000          1.237               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2006      1.397          1.473           59,016
                                                       2005      1.310          1.397           92,361
                                                       2004      1.171          1.310           54,532
                                                       2003      1.000          1.171            6,041

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2006      1.181          1.260          260,098
                                                       2005      1.167          1.181          240,288
                                                       2004      1.125          1.167           91,272
                                                       2003      1.000          1.125               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2006      1.006          1.134           75,341
                                                       2005      1.000          1.006           62,174

  DWS VIT RREEF Real Estate Securities Subaccount
  (Class B) (6/03)...................................  2006      1.623          2.179          113,247
                                                       2005      1.489          1.623          130,088
                                                       2004      1.163          1.489          116,465
                                                       2003      1.000          1.163           42,304

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2006      0.995          1.016               --
                                                       2005      1.000          0.995               --

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2006      1.247          1.321          149,687
                                                       2005      1.173          1.247           95,681
                                                       2004      1.114          1.173           35,094
                                                       2003      1.000          1.114           16,814

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2006      1.746          2.083           20,716
                                                       2005      1.510          1.746           20,146
                                                       2004      1.252          1.510            4,980
                                                       2003      1.000          1.252            1,636

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2006      1.254          1.391           36,622
                                                       2005      1.211          1.254           36,583
                                                       2004      1.127          1.211           83,795
                                                       2003      1.000          1.127           76,571

  DWSI Health Care Subaccount (Class B) (6/03).......  2006      1.269          1.315           59,573
                                                       2005      1.199          1.269           73,837
                                                       2004      1.122          1.199           85,867
                                                       2003      1.000          1.122           17,824

  DWSI International Subaccount (Class B) (6/03).....  2006      1.527          1.876           34,269
                                                       2005      1.347          1.527           34,309
                                                       2004      1.184          1.347           53,946
                                                       2003      1.000          1.184           26,340

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.201          1.254               --
                                                       2005      1.232          1.201           69,416
                                                       2004      1.129          1.232           74,007
                                                       2003      1.000          1.129           12,243

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.421          1.562               --
                                                       2005      1.281          1.421           17,010
                                                       2004      1.174          1.281           25,700
                                                       2003      1.000          1.174            7,066

  DWSII Balanced Subaccount (Class B) (6/03).........  2006      1.126          1.211            8,392
                                                       2005      1.106          1.126            8,355
                                                       2004      1.062          1.106           20,780
                                                       2003      1.000          1.062           25,525

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2006      1.403          1.583           55,646
                                                       2005      1.307          1.403           69,793
                                                       2004      1.155          1.307           51,187
                                                       2003      1.000          1.155            9,539

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.081          1.152          339,286
                                                       2005      1.058          1.081          112,831
                                                       2004      1.000          1.058               --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2006      1.004          1.022          243,523
                                                       2005      1.007          1.004          261,185
                                                       2004      0.987          1.007          162,963
                                                       2003      1.000          0.987           76,583

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2006      1.350          1.512           85,046
                                                       2005      1.262          1.350           83,509
                                                       2004      1.157          1.262           83,454
                                                       2003      1.000          1.157               --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2006      1.361          1.575          208,591
                                                       2005      1.293          1.361          188,060
                                                       2004      1.162          1.293          181,164
                                                       2003      1.000          1.162           93,860

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.643          2.005           49,584
                                                       2005      1.529          1.643          109,098
                                                       2004      1.244          1.529           89,555
                                                       2003      1.000          1.244           17,383

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  DWSII Foreign Value Subaccount (Class B) (3/05)....  2006      1.128          1.350               --
                                                       2005      1.053          1.128               --

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2006      1.584          2.011            9,223
                                                       2005      1.320          1.584            9,451
                                                       2004      1.179          1.320           18,141
                                                       2003      1.000          1.179           17,388

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2006      1.008          1.024           50,538
                                                       2005      1.007          1.008           51,818
                                                       2004      0.995          1.007           46,794
                                                       2003      1.000          0.995           41,725

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.136          1.254          118,236
                                                       2005      1.094          1.136          139,912
                                                       2004      1.000          1.094           26,227

  DWSII High Income Subaccount (Class B) (6/03)......  2006      1.212          1.307           71,010
                                                       2005      1.197          1.212           76,445
                                                       2004      1.091          1.197           95,056
                                                       2003      1.000          1.091           79,425

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.055          1.071               --
                                                       2005      1.041          1.055          264,657
                                                       2004      1.000          1.041          144,681

  DWSII Index 500 Subaccount (Class B) (6/03)........  2006      1.236          1.236               --
                                                       2005      1.218          1.236               --
                                                       2004      1.131          1.218           66,700
                                                       2003      1.000          1.131           28,867

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2006      1.557          1.907           68,381
                                                       2005      1.395          1.557          138,265
                                                       2004      1.209          1.395           83,770
                                                       2003      1.000          1.209           39,252

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2006      1.331          1.408           70,137
                                                       2005      1.217          1.331           96,732
                                                       2004      1.119          1.217           90,781
                                                       2003      1.000          1.119           17,444

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.279          1.260               --
                                                       2005      1.219          1.279           14,580
                                                       2004      1.109          1.219           13,894
                                                       2003      1.000          1.109               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  DWSII Large Cap Core Subaccount (Class B) (3/05)...  2006      1.146          1.266               --
                                                       2005      1.036          1.146               --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2006      1.241          1.397           42,058
                                                       2005      1.247          1.241           66,740
                                                       2004      1.162          1.247           76,632
                                                       2003      1.000          1.162           22,782

  DWSII MFS Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.255          1.288               --
                                                       2005      1.289          1.255           68,753
                                                       2004      1.121          1.289           58,522
                                                       2003      1.000          1.121            7,275

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2006      1.326          1.435               --
                                                       2005      1.181          1.326               --
                                                       2004      1.164          1.181               --
                                                       2003      1.000          1.164               --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.107          1.202          272,284
                                                       2005      1.076          1.107          325,169
                                                       2004      1.000          1.076               --

  DWSII Money Market Subaccount (Class B) (6/03).....  2006      0.977          0.997           16,435
                                                       2005      0.974          0.977           16,019
                                                       2004      0.989          0.974           16,065
                                                       2003      1.000          0.989           15,771

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      1.102          1.121               --
                                                       2005      1.178          1.102           57,070
                                                       2004      1.193          1.178           56,937
                                                       2003      1.000          1.193            2,567

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2006      1.280          1.314           65,775
                                                       2005      1.225          1.280           82,170
                                                       2004      1.132          1.225           98,567
                                                       2003      1.000          1.132           26,844

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2006      1.041          1.109          101,382
                                                       2005      1.043          1.041          103,146
                                                       2004      0.984          1.043           93,649
                                                       2003      1.000          0.984           67,727

  DWSII Technology Subaccount (Class B) (6/03).......  2006      1.221          1.200           51,481
                                                       2005      1.207          1.221           51,485
                                                       2004      1.215          1.207           51,489
                                                       2003      1.000          1.215            3,504

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2006      1.430          1.488           14,804
                                                       2005      1.313          1.430           14,804
                                                       2004      1.212          1.313           14,804
                                                       2003      1.000          1.212               --

Metropolitan Series Fund, Inc.
  MSF MFS Total Return Subaccount (Class B) (1/70)...  2006      1.000          1.068           44,235





                         SEPARATE ACCOUNT CHARGES 2.15%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2006      1.483          1.821             --
                                                       2005      1.297          1.483             --
                                                       2004      1.072          1.297             --
                                                       2003      1.000          1.072             --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.117          1.122             --
                                                       2005      1.055          1.117             --
                                                       2004      1.034          1.055             --
                                                       2003      1.000          1.034             --

  Alger American Leveraged AllCap Subaccount (Class
  S) (6/03)..........................................  2006      1.203          1.401             --
                                                       2005      1.077          1.203             --
                                                       2004      1.020          1.077             --
                                                       2003      1.000          1.020             --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2006      1.597          2.072             --
                                                       2005      1.276          1.597             --
                                                       2004      1.043          1.276             --
                                                       2003      1.000          1.043             --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2006      1.355          1.501             --
                                                       2005      1.192          1.355             --
                                                       2004      1.032          1.192             --
                                                       2003      1.000          1.032             --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2006      1.227          1.293             --
                                                       2005      1.151          1.227             --
                                                       2004      1.029          1.151             --
                                                       2003      1.000          1.029             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2006      1.095          1.168             --
                                                       2005      1.083          1.095             --
                                                       2004      1.044          1.083             --
                                                       2003      1.000          1.044             --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2006      1.005          1.134             --
                                                       2005      1.000          1.005             --

  DWS VIT RREEF Real Estate Securities Subaccount
  (Class B) (6/03)...................................  2006      1.456          1.954             --
                                                       2005      1.336          1.456             --
                                                       2004      1.044          1.336             --
                                                       2003      1.000          1.044             --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2006      0.994          1.015             --
                                                       2005      1.000          0.994             --

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2006      1.166          1.235             --
                                                       2005      1.098          1.166             --
                                                       2004      1.043          1.098             --
                                                       2003      1.000          1.043             --

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2006      1.490          1.778             --
                                                       2005      1.290          1.490             --
                                                       2004      1.070          1.290             --
                                                       2003      1.000          1.070             --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2006      1.174          1.301             --
                                                       2005      1.134          1.174             --
                                                       2004      1.056          1.134             --
                                                       2003      1.000          1.056             --

  DWSI Health Care Subaccount (Class B) (6/03).......  2006      1.232          1.275             --
                                                       2005      1.165          1.232             --
                                                       2004      1.090          1.165             --
                                                       2003      1.000          1.090             --

  DWSI International Subaccount (Class B) (6/03).....  2006      1.400          1.719             --
                                                       2005      1.236          1.400             --
                                                       2004      1.087          1.236             --
                                                       2003      1.000          1.087             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.100          1.148             --
                                                       2005      1.129          1.100             --
                                                       2004      1.035          1.129             --
                                                       2003      1.000          1.035             --

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.243          1.366             --
                                                       2005      1.122          1.243             --
                                                       2004      1.028          1.122             --
                                                       2003      1.000          1.028             --

  DWSII Balanced Subaccount (Class B) (6/03).........  2006      1.093          1.174             --
                                                       2005      1.074          1.093             --
                                                       2004      1.032          1.074             --
                                                       2003      1.000          1.032             --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2006      1.286          1.450             --
                                                       2005      1.198          1.286             --
                                                       2004      1.059          1.198             --
                                                       2003      1.000          1.059             --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.080          1.151             --
                                                       2005      1.057          1.080             --
                                                       2004      1.000          1.057             --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2006      1.032          1.050             --
                                                       2005      1.035          1.032             --
                                                       2004      1.016          1.035             --
                                                       2003      1.000          1.016             --

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2006      1.241          1.389             --
                                                       2005      1.161          1.241             --
                                                       2004      1.064          1.161             --
                                                       2003      1.000          1.064             --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2006      1.250          1.446             --
                                                       2005      1.188          1.250             --
                                                       2004      1.068          1.188             --
                                                       2003      1.000          1.068             --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.399          1.706             --
                                                       2005      1.302          1.399             --
                                                       2004      1.060          1.302             --
                                                       2003      1.000          1.060             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  DWSII Foreign Value Subaccount (Class B) (3/05)....  2006      1.128          1.348             --
                                                       2005      1.078          1.128             --

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2006      1.447          1.836             --
                                                       2005      1.206          1.447             --
                                                       2004      1.078          1.206             --
                                                       2003      1.000          1.078             --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2006      1.022          1.037             --
                                                       2005      1.021          1.022             --
                                                       2004      1.009          1.021             --
                                                       2003      1.000          1.009             --

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.135          1.252             --
                                                       2005      1.094          1.135             --
                                                       2004      1.000          1.094             --

  DWSII High Income Subaccount (Class B) (6/03)......  2006      1.149          1.239             --
                                                       2005      1.136          1.149             --
                                                       2004      1.035          1.136             --
                                                       2003      1.000          1.035             --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.054          1.070             --
                                                       2005      1.041          1.054             --
                                                       2004      1.000          1.041             --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2006      1.157          1.157             --
                                                       2005      1.140          1.157             --
                                                       2004      1.059          1.140             --
                                                       2003      1.000          1.059             --

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2006      1.400          1.714             --
                                                       2005      1.255          1.400             --
                                                       2004      1.088          1.255             --
                                                       2003      1.000          1.088             --

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2006      1.256          1.328             --
                                                       2005      1.149          1.256             --
                                                       2004      1.057          1.149             --
                                                       2003      1.000          1.057             --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.202          1.184             --
                                                       2005      1.147          1.202             --
                                                       2004      1.044          1.147             --
                                                       2003      1.000          1.044             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  DWSII Large Cap Core Subaccount (Class B) (3/05)...  2006      1.145          1.264             --
                                                       2005      1.063          1.145             --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2006      1.139          1.282             --
                                                       2005      1.146          1.139             --
                                                       2004      1.067          1.146             --
                                                       2003      1.000          1.067             --

  DWSII MFS Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.195          1.227             --
                                                       2005      1.229          1.195             --
                                                       2004      1.069          1.229             --
                                                       2003      1.000          1.069             --

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2006      1.159          1.254             --
                                                       2005      1.033          1.159             --
                                                       2004      1.019          1.033             --
                                                       2003      1.000          1.019             --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.106          1.201             --
                                                       2005      1.075          1.106             --
                                                       2004      1.000          1.075             --

  DWSII Money Market Subaccount (Class B) (6/03).....  2006      0.984          1.004             --
                                                       2005      0.981          0.984             --
                                                       2004      0.997          0.981             --
                                                       2003      1.000          0.997             --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      0.944          0.960             --
                                                       2005      1.009          0.944             --
                                                       2004      1.022          1.009             --
                                                       2003      1.000          1.022             --

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2006      1.139          1.168             --
                                                       2005      1.090          1.139             --
                                                       2004      1.008          1.090             --
                                                       2003      1.000          1.008             --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2006      1.091          1.161             --
                                                       2005      1.094          1.091             --
                                                       2004      1.032          1.094             --
                                                       2003      1.000          1.032             --

  DWSII Technology Subaccount (Class B) (6/03).......  2006      1.024          1.007             --
                                                       2005      1.013          1.024             --
                                                       2004      1.020          1.013             --
                                                       2003      1.000          1.020             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2006      1.197          1.245             --
                                                       2005      1.099          1.197             --
                                                       2004      1.015          1.099             --
                                                       2003      1.000          1.015             --

Metropolitan Series Fund, Inc.
  MSF MFS Total Return Subaccount (Class B) (1/70)...  2006      1.000          1.067             --





                         SEPARATE ACCOUNT CHARGES 2.20%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2006      1.471          1.806               --
                                                       2005      1.287          1.471               --
                                                       2004      1.065          1.287               --
                                                       2003      1.000          1.065               --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.145          1.149               --
                                                       2005      1.082          1.145               --
                                                       2004      1.061          1.082               --
                                                       2003      1.000          1.061               --

  Alger American Leveraged AllCap Subaccount (Class
  S) (6/03)..........................................  2006      1.320          1.536               --
                                                       2005      1.182          1.320               --
                                                       2004      1.119          1.182               --
                                                       2003      1.000          1.119               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2006      2.016          2.613               --
                                                       2005      1.610          2.016               --
                                                       2004      1.318          1.610               --
                                                       2003      1.000          1.318               --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2006      1.622          1.796               --
                                                       2005      1.427          1.622               --
                                                       2004      1.236          1.427               --
                                                       2003      1.000          1.236               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2006      1.393          1.468               --
                                                       2005      1.308          1.393               --
                                                       2004      1.170          1.308               --
                                                       2003      1.000          1.170               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2006      1.178          1.255               --
                                                       2005      1.165          1.178               --
                                                       2004      1.124          1.165               --
                                                       2003      1.000          1.124               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2006      1.005          1.133               --
                                                       2005      1.000          1.005               --

  DWS VIT RREEF Real Estate Securities Subaccount
  (Class B) (6/03)...................................  2006      1.619          2.172            2,556
                                                       2005      1.486          1.619            2,731
                                                       2004      1.162          1.486            3,201
                                                       2003      1.000          1.162               --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2006      0.994          1.015               --
                                                       2005      1.000          0.994               --

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2006      1.244          1.316           20,799
                                                       2005      1.172          1.244               --
                                                       2004      1.114          1.172               --
                                                       2003      1.000          1.114               --

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2006      1.741          2.076               --
                                                       2005      1.507          1.741               --
                                                       2004      1.251          1.507               --
                                                       2003      1.000          1.251               --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2006      1.251          1.386               --
                                                       2005      1.209          1.251               --
                                                       2004      1.126          1.209               --
                                                       2003      1.000          1.126               --

  DWSI Health Care Subaccount (Class B) (6/03).......  2006      1.266          1.310               --
                                                       2005      1.198          1.266               --
                                                       2004      1.121          1.198               --
                                                       2003      1.000          1.121               --

  DWSI International Subaccount (Class B) (6/03).....  2006      1.523          1.869               --
                                                       2005      1.345          1.523               --
                                                       2004      1.183          1.345               --
                                                       2003      1.000          1.183               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.198          1.250               --
                                                       2005      1.230          1.198               --
                                                       2004      1.128          1.230               --
                                                       2003      1.000          1.128               --

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.417          1.556               --
                                                       2005      1.279          1.417               --
                                                       2004      1.174          1.279               --
                                                       2003      1.000          1.174               --

  DWSII Balanced Subaccount (Class B) (6/03).........  2006      1.123          1.206               --
                                                       2005      1.105          1.123               --
                                                       2004      1.062          1.105               --
                                                       2003      1.000          1.062               --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2006      1.400          1.577               --
                                                       2005      1.305          1.400               --
                                                       2004      1.154          1.305               --
                                                       2003      1.000          1.154               --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.080          1.149               --
                                                       2005      1.057          1.080               --
                                                       2004      1.000          1.057               --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2006      1.001          1.018           34,312
                                                       2005      1.005          1.001           30,066
                                                       2004      0.987          1.005           30,247
                                                       2003      1.000          0.987               --

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2006      1.347          1.506               --
                                                       2005      1.260          1.347               --
                                                       2004      1.156          1.260               --
                                                       2003      1.000          1.156               --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2006      1.357          1.570           21,386
                                                       2005      1.290          1.357           21,692
                                                       2004      1.161          1.290           22,426
                                                       2003      1.000          1.161               --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.639          1.998            3,003
                                                       2005      1.526          1.639            3,400
                                                       2004      1.243          1.526            3,601
                                                       2003      1.000          1.243               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  DWSII Foreign Value Subaccount (Class B) (3/05)....  2006      1.127          1.347               --
                                                       2005      1.078          1.127               --

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2006      1.580          2.004               --
                                                       2005      1.318          1.580               --
                                                       2004      1.179          1.318               --
                                                       2003      1.000          1.179               --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2006      1.005          1.020               --
                                                       2005      1.005          1.005               --
                                                       2004      0.994          1.005               --
                                                       2003      1.000          0.994               --

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.135          1.251               --
                                                       2005      1.094          1.135               --
                                                       2004      1.000          1.094               --

  DWSII High Income Subaccount (Class B) (6/03)......  2006      1.209          1.303            3,290
                                                       2005      1.195          1.209            3,293
                                                       2004      1.090          1.195            3,296
                                                       2003      1.000          1.090               --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.054          1.069               --
                                                       2005      1.040          1.054               --
                                                       2004      1.000          1.040               --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2006      1.234          1.234               --
                                                       2005      1.216          1.234               --
                                                       2004      1.130          1.216               --
                                                       2003      1.000          1.130               --

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2006      1.553          1.900           10,701
                                                       2005      1.393          1.553           12,180
                                                       2004      1.208          1.393           12,761
                                                       2003      1.000          1.208               --

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2006      1.328          1.403               --
                                                       2005      1.215          1.328               --
                                                       2004      1.118          1.215               --
                                                       2003      1.000          1.118               --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.275          1.255               --
                                                       2005      1.217          1.275               --
                                                       2004      1.109          1.217               --
                                                       2003      1.000          1.109               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  DWSII Large Cap Core Subaccount (Class B) (3/05)...  2006      1.145          1.263               --
                                                       2005      1.062          1.145               --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2006      1.237          1.392               --
                                                       2005      1.245          1.237               --
                                                       2004      1.161          1.245               --
                                                       2003      1.000          1.161               --

  DWSII MFS Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.251          1.284               --
                                                       2005      1.287          1.251               --
                                                       2004      1.120          1.287               --
                                                       2003      1.000          1.120               --

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2006      1.322          1.430               --
                                                       2005      1.179          1.322               --
                                                       2004      1.163          1.179               --
                                                       2003      1.000          1.163               --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.105          1.199          227,865
                                                       2005      1.075          1.105          227,865
                                                       2004      1.000          1.075               --

  DWSII Money Market Subaccount (Class B) (6/03).....  2006      0.974          0.994               --
                                                       2005      0.972          0.974               --
                                                       2004      0.989          0.972               --
                                                       2003      1.000          0.989               --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      1.099          1.117               --
                                                       2005      1.176          1.099           24,641
                                                       2004      1.192          1.176           21,802
                                                       2003      1.000          1.192               --

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2006      1.277          1.309               --
                                                       2005      1.223          1.277               --
                                                       2004      1.131          1.223               --
                                                       2003      1.000          1.131               --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2006      1.039          1.105               --
                                                       2005      1.042          1.039               --
                                                       2004      0.984          1.042               --
                                                       2003      1.000          0.984               --

  DWSII Technology Subaccount (Class B) (6/03).......  2006      1.217          1.196               --
                                                       2005      1.205          1.217               --
                                                       2004      1.214          1.205               --
                                                       2003      1.000          1.214               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2006      1.427          1.482               --
                                                       2005      1.311          1.427               --
                                                       2004      1.211          1.311               --
                                                       2003      1.000          1.211               --

Metropolitan Series Fund, Inc.
  MSF MFS Total Return Subaccount (Class B) (1/70)...  2006      1.000          1.067               --





                         SEPARATE ACCOUNT CHARGES 2.30%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2006      1.468          1.799            4,358
                                                       2005      1.285          1.468            6,012
                                                       2004      1.064          1.285            7,623
                                                       2003      1.000          1.064            9,823

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.142          1.146               --
                                                       2005      1.080          1.142           12,721
                                                       2004      1.060          1.080           13,875
                                                       2003      1.000          1.060            9,662

  Alger American Leveraged AllCap Subaccount (Class
  S) (6/03)..........................................  2006      1.316          1.530           63,773
                                                       2005      1.180          1.316           64,802
                                                       2004      1.119          1.180           67,545
                                                       2003      1.000          1.119               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2006      2.010          2.604            1,772
                                                       2005      1.608          2.010            1,898
                                                       2004      1.317          1.608            2,234
                                                       2003      1.000          1.317               --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2006      1.617          1.789               --
                                                       2005      1.425          1.617               --
                                                       2004      1.236          1.425               --
                                                       2003      1.000          1.236               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2006      1.390          1.463               --
                                                       2005      1.306          1.390               --
                                                       2004      1.169          1.306               --
                                                       2003      1.000          1.169               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2006      1.175          1.251               --
                                                       2005      1.163          1.175               --
                                                       2004      1.123          1.163               --
                                                       2003      1.000          1.123               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2006      1.005          1.131            3,770
                                                       2005      1.000          1.005            3,727

  DWS VIT RREEF Real Estate Securities Subaccount
  (Class B) (6/03)...................................  2006      1.615          2.164           17,856
                                                       2005      1.484          1.615           19,465
                                                       2004      1.162          1.484           20,060
                                                       2003      1.000          1.162               --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2006      0.994          1.013               --
                                                       2005      1.000          0.994               --

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2006      1.241          1.312            3,157
                                                       2005      1.170          1.241            3,066
                                                       2004      1.113          1.170               --
                                                       2003      1.000          1.113               --

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2006      1.737          2.069               --
                                                       2005      1.505          1.737               --
                                                       2004      1.251          1.505               --
                                                       2003      1.000          1.251               --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2006      1.248          1.381            8,836
                                                       2005      1.207          1.248           10,003
                                                       2004      1.125          1.207           10,998
                                                       2003      1.000          1.125            9,265

  DWSI Health Care Subaccount (Class B) (6/03).......  2006      1.263          1.305               --
                                                       2005      1.196          1.263               --
                                                       2004      1.121          1.196               --
                                                       2003      1.000          1.121               --

  DWSI International Subaccount (Class B) (6/03).....  2006      1.519          1.862               --
                                                       2005      1.343          1.519               --
                                                       2004      1.182          1.343               --
                                                       2003      1.000          1.182               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.195          1.246               --
                                                       2005      1.228          1.195               --
                                                       2004      1.127          1.228               --
                                                       2003      1.000          1.127               --

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.414          1.551               --
                                                       2005      1.278          1.414               --
                                                       2004      1.173          1.278               --
                                                       2003      1.000          1.173               --

  DWSII Balanced Subaccount (Class B) (6/03).........  2006      1.120          1.202               --
                                                       2005      1.103          1.120               --
                                                       2004      1.061          1.103               --
                                                       2003      1.000          1.061               --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2006      1.396          1.572            2,708
                                                       2005      1.302          1.396            2,781
                                                       2004      1.153          1.302            2,813
                                                       2003      1.000          1.153               --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.078          1.146           21,225
                                                       2005      1.057          1.078           21,252
                                                       2004      1.000          1.057               --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2006      0.999          1.014           57,836
                                                       2005      1.003          0.999           55,310
                                                       2004      0.986          1.003           51,292
                                                       2003      1.000          0.986           10,155

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2006      1.343          1.501           61,912
                                                       2005      1.258          1.343           61,436
                                                       2004      1.156          1.258           60,793
                                                       2003      1.000          1.156               --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2006      1.354          1.564            4,182
                                                       2005      1.288          1.354            4,172
                                                       2004      1.160          1.288            4,351
                                                       2003      1.000          1.160               --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.635          1.991           12,436
                                                       2005      1.524          1.635           12,737
                                                       2004      1.242          1.524           13,315
                                                       2003      1.000          1.242               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  DWSII Foreign Value Subaccount (Class B) (3/05)....  2006      1.126          1.344               --
                                                       2005      1.053          1.126               --

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2006      1.576          1.997           16,091
                                                       2005      1.316          1.576           16,091
                                                       2004      1.178          1.316           16,091
                                                       2003      1.000          1.178               --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2006      1.003          1.017            7,686
                                                       2005      1.004          1.003            8,871
                                                       2004      0.994          1.004            9,494
                                                       2003      1.000          0.994           10,065

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.133          1.248               --
                                                       2005      1.094          1.133               --
                                                       2004      1.000          1.094               --

  DWSII High Income Subaccount (Class B) (6/03)......  2006      1.206          1.298           35,008
                                                       2005      1.193          1.206           34,247
                                                       2004      1.090          1.193           32,822
                                                       2003      1.000          1.090               --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.052          1.067               --
                                                       2005      1.040          1.052               --
                                                       2004      1.000          1.040               --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2006      1.231          1.231               --
                                                       2005      1.214          1.231               --
                                                       2004      1.130          1.214            2,961
                                                       2003      1.000          1.130               --

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2006      1.549          1.893           20,344
                                                       2005      1.390          1.549           21,148
                                                       2004      1.207          1.390           22,333
                                                       2003      1.000          1.207               --

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2006      1.324          1.398               --
                                                       2005      1.213          1.324               --
                                                       2004      1.117          1.213               --
                                                       2003      1.000          1.117               --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.272          1.251               --
                                                       2005      1.215          1.272               --
                                                       2004      1.108          1.215               --
                                                       2003      1.000          1.108               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  DWSII Large Cap Core Subaccount (Class B) (3/05)...  2006      1.143          1.261               --
                                                       2005      1.036          1.143               --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2006      1.234          1.387            3,036
                                                       2005      1.243          1.234            2,985
                                                       2004      1.160          1.243            2,895
                                                       2003      1.000          1.160               --

  DWSII MFS Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.248          1.279               --
                                                       2005      1.285          1.248               --
                                                       2004      1.120          1.285               --
                                                       2003      1.000          1.120               --

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2006      1.319          1.425               --
                                                       2005      1.177          1.319               --
                                                       2004      1.162          1.177               --
                                                       2003      1.000          1.162               --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.104          1.196               --
                                                       2005      1.075          1.104               --
                                                       2004      1.000          1.075               --

  DWSII Money Market Subaccount (Class B) (6/03).....  2006      0.972          0.990               --
                                                       2005      0.971          0.972               --
                                                       2004      0.988          0.971               --
                                                       2003      1.000          0.988               --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      1.096          1.114               --
                                                       2005      1.174          1.096               --
                                                       2004      1.191          1.174               --
                                                       2003      1.000          1.191               --

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2006      1.274          1.305           11,844
                                                       2005      1.221          1.274           11,028
                                                       2004      1.130          1.221           11,114
                                                       2003      1.000          1.130               --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2006      1.036          1.101            9,882
                                                       2005      1.040          1.036            9,611
                                                       2004      0.983          1.040            9,275
                                                       2003      1.000          0.983               --

  DWSII Technology Subaccount (Class B) (6/03).......  2006      1.214          1.192               --
                                                       2005      1.203          1.214               --
                                                       2004      1.213          1.203               --
                                                       2003      1.000          1.213               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2006      1.423          1.477               --
                                                       2005      1.309          1.423               --
                                                       2004      1.210          1.309               --
                                                       2003      1.000          1.210               --

Metropolitan Series Fund, Inc.
  MSF MFS Total Return Subaccount (Class B) (1/70)...  2006      1.000          1.066           13,226





                         SEPARATE ACCOUNT CHARGES 2.35%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2006      1.477          1.810             --
                                                       2005      1.294          1.477             --
                                                       2004      1.072          1.294             --
                                                       2003      1.000          1.072             --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.113          1.116             --
                                                       2005      1.053          1.113             --
                                                       2004      1.034          1.053             --
                                                       2003      1.000          1.034             --

  Alger American Leveraged AllCap Subaccount (Class
  S) (6/03)..........................................  2006      1.198          1.392             --
                                                       2005      1.074          1.198             --
                                                       2004      1.019          1.074             --
                                                       2003      1.000          1.019             --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2006      1.590          2.059             --
                                                       2005      1.273          1.590             --
                                                       2004      1.043          1.273             --
                                                       2003      1.000          1.043             --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2006      1.349          1.492             --
                                                       2005      1.189          1.349             --
                                                       2004      1.032          1.189             --
                                                       2003      1.000          1.032             --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2006      1.222          1.285             --
                                                       2005      1.148          1.222             --
                                                       2004      1.029          1.148             --
                                                       2003      1.000          1.029             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2006      1.091          1.161             --
                                                       2005      1.080          1.091             --
                                                       2004      1.044          1.080             --
                                                       2003      1.000          1.044             --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2006      1.005          1.131             --
                                                       2005      1.000          1.005             --

  DWS VIT RREEF Real Estate Securities Subaccount
  (Class B) (6/03)...................................  2006      1.450          1.942             --
                                                       2005      1.333          1.450             --
                                                       2004      1.044          1.333             --
                                                       2003      1.000          1.044             --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2006      0.993          1.012             --
                                                       2005      1.000          0.993             --

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2006      1.161          1.227             --
                                                       2005      1.095          1.161             --
                                                       2004      1.043          1.095             --
                                                       2003      1.000          1.043             --

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2006      1.484          1.767             --
                                                       2005      1.287          1.484             --
                                                       2004      1.070          1.287             --
                                                       2003      1.000          1.070             --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2006      1.169          1.293             --
                                                       2005      1.132          1.169             --
                                                       2004      1.055          1.132             --
                                                       2003      1.000          1.055             --

  DWSI Health Care Subaccount (Class B) (6/03).......  2006      1.227          1.267             --
                                                       2005      1.162          1.227             --
                                                       2004      1.090          1.162             --
                                                       2003      1.000          1.090             --

  DWSI International Subaccount (Class B) (6/03).....  2006      1.394          1.709             --
                                                       2005      1.234          1.394             --
                                                       2004      1.086          1.234             --
                                                       2003      1.000          1.086             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.096          1.142             --
                                                       2005      1.127          1.096             --
                                                       2004      1.035          1.127             --
                                                       2003      1.000          1.035             --

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.238          1.357             --
                                                       2005      1.119          1.238             --
                                                       2004      1.028          1.119             --
                                                       2003      1.000          1.028             --

  DWSII Balanced Subaccount (Class B) (6/03).........  2006      1.088          1.167             --
                                                       2005      1.072          1.088             --
                                                       2004      1.032          1.072             --
                                                       2003      1.000          1.032             --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2006      1.280          1.441             --
                                                       2005      1.195          1.280             --
                                                       2004      1.059          1.195             --
                                                       2003      1.000          1.059             --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.077          1.145             --
                                                       2005      1.057          1.077             --
                                                       2004      1.000          1.057             --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2006      1.028          1.043             --
                                                       2005      1.033          1.028             --
                                                       2004      1.016          1.033             --
                                                       2003      1.000          1.016             --

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2006      1.235          1.380             --
                                                       2005      1.158          1.235             --
                                                       2004      1.064          1.158             --
                                                       2003      1.000          1.064             --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2006      1.245          1.437             --
                                                       2005      1.185          1.245             --
                                                       2004      1.068          1.185             --
                                                       2003      1.000          1.068             --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.393          1.696             --
                                                       2005      1.299          1.393             --
                                                       2004      1.060          1.299             --
                                                       2003      1.000          1.060             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  DWSII Foreign Value Subaccount (Class B) (3/05)....  2006      1.125          1.343             --
                                                       2005      1.078          1.125             --

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2006      1.440          1.824             --
                                                       2005      1.204          1.440             --
                                                       2004      1.078          1.204             --
                                                       2003      1.000          1.078             --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2006      1.017          1.031             --
                                                       2005      1.019          1.017             --
                                                       2004      1.009          1.019             --
                                                       2003      1.000          1.009             --

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.132          1.246             --
                                                       2005      1.093          1.132             --
                                                       2004      1.000          1.093             --

  DWSII High Income Subaccount (Class B) (6/03)......  2006      1.145          1.231             --
                                                       2005      1.133          1.145             --
                                                       2004      1.035          1.133             --
                                                       2003      1.000          1.035             --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.052          1.066             --
                                                       2005      1.040          1.052             --
                                                       2004      1.000          1.040             --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2006      1.153          1.153             --
                                                       2005      1.138          1.153             --
                                                       2004      1.059          1.138             --
                                                       2003      1.000          1.059             --

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2006      1.394          1.703             --
                                                       2005      1.252          1.394             --
                                                       2004      1.088          1.252             --
                                                       2003      1.000          1.088             --

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2006      1.251          1.320             --
                                                       2005      1.146          1.251             --
                                                       2004      1.056          1.146             --
                                                       2003      1.000          1.056             --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.197          1.177             --
                                                       2005      1.144          1.197             --
                                                       2004      1.044          1.144             --
                                                       2003      1.000          1.044             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  DWSII Large Cap Core Subaccount (Class B) (3/05)...  2006      1.143          1.259             --
                                                       2005      1.062          1.143             --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2006      1.134          1.274             --
                                                       2005      1.143          1.134             --
                                                       2004      1.067          1.143             --
                                                       2003      1.000          1.067             --

  DWSII MFS Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.190          1.220             --
                                                       2005      1.226          1.190             --
                                                       2004      1.069          1.226             --
                                                       2003      1.000          1.069             --

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2006      1.154          1.246             --
                                                       2005      1.031          1.154             --
                                                       2004      1.018          1.031             --
                                                       2003      1.000          1.018             --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.103          1.195             --
                                                       2005      1.075          1.103             --
                                                       2004      1.000          1.075             --

  DWSII Money Market Subaccount (Class B) (6/03).....  2006      0.979          0.997             --
                                                       2005      0.979          0.979             --
                                                       2004      0.997          0.979             --
                                                       2003      1.000          0.997             --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      0.940          0.954             --
                                                       2005      1.007          0.940             --
                                                       2004      1.022          1.007             --
                                                       2003      1.000          1.022             --

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2006      1.134          1.161             --
                                                       2005      1.088          1.134             --
                                                       2004      1.007          1.088             --
                                                       2003      1.000          1.007             --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2006      1.086          1.154             --
                                                       2005      1.091          1.086             --
                                                       2004      1.032          1.091             --
                                                       2003      1.000          1.032             --

  DWSII Technology Subaccount (Class B) (6/03).......  2006      1.020          1.000             --
                                                       2005      1.011          1.020             --
                                                       2004      1.020          1.011             --
                                                       2003      1.000          1.020             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2006      1.192          1.237             --
                                                       2005      1.097          1.192             --
                                                       2004      1.015          1.097             --
                                                       2003      1.000          1.015             --

Metropolitan Series Fund, Inc.
  MSF MFS Total Return Subaccount (Class B) (1/70)...  2006      1.000          1.066             --





                         SEPARATE ACCOUNT CHARGES 2.40%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2006      1.464          1.793              --
                                                       2005      1.283          1.464              --
                                                       2004      1.064          1.283              --
                                                       2003      1.000          1.064              --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.139          1.143              --
                                                       2005      1.079          1.139              --
                                                       2004      1.060          1.079              --
                                                       2003      1.000          1.060              --

  Alger American Leveraged AllCap Subaccount (Class
  S) (6/03)..........................................  2006      1.313          1.525              --
                                                       2005      1.178          1.313              --
                                                       2004      1.118          1.178              --
                                                       2003      1.000          1.118              --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2006      2.005          2.594              --
                                                       2005      1.605          2.005              --
                                                       2004      1.316          1.605              --
                                                       2003      1.000          1.316              --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2006      1.613          1.783              --
                                                       2005      1.423          1.613              --
                                                       2004      1.235          1.423              --
                                                       2003      1.000          1.235              --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2006      1.386          1.457              --
                                                       2005      1.303          1.386              --
                                                       2004      1.169          1.303              --
                                                       2003      1.000          1.169              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2006      1.172          1.246              --
                                                       2005      1.161          1.172              --
                                                       2004      1.123          1.161              --
                                                       2003      1.000          1.123              --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2006      1.005          1.130              --
                                                       2005      1.000          1.005              --

  DWS VIT RREEF Real Estate Securities Subaccount
  (Class B) (6/03)...................................  2006      1.610          2.156              --
                                                       2005      1.482          1.610              --
                                                       2004      1.161          1.482              --
                                                       2003      1.000          1.161              --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2006      0.993          1.012           2,173
                                                       2005      1.000          0.993           2,175

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2006      1.237          1.307           1,939
                                                       2005      1.168          1.237              --
                                                       2004      1.112          1.168              --
                                                       2003      1.000          1.112              --

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2006      1.732          2.061              --
                                                       2005      1.503          1.732              --
                                                       2004      1.250          1.503              --
                                                       2003      1.000          1.250              --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2006      1.244          1.376              --
                                                       2005      1.205          1.244              --
                                                       2004      1.125          1.205              --
                                                       2003      1.000          1.125              --

  DWSI Health Care Subaccount (Class B) (6/03).......  2006      1.260          1.301              --
                                                       2005      1.194          1.260              --
                                                       2004      1.120          1.194              --
                                                       2003      1.000          1.120              --

  DWSI International Subaccount (Class B) (6/03).....  2006      1.515          1.856           1,548
                                                       2005      1.341          1.515              --
                                                       2004      1.182          1.341              --
                                                       2003      1.000          1.182              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.192          1.242              --
                                                       2005      1.226          1.192              --
                                                       2004      1.127          1.226              --
                                                       2003      1.000          1.127              --

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.410          1.545              --
                                                       2005      1.276          1.410           1,650
                                                       2004      1.172          1.276              --
                                                       2003      1.000          1.172              --

  DWSII Balanced Subaccount (Class B) (6/03).........  2006      1.117          1.198              --
                                                       2005      1.101          1.117              --
                                                       2004      1.060          1.101              --
                                                       2003      1.000          1.060              --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2006      1.393          1.566              --
                                                       2005      1.300          1.393              --
                                                       2004      1.153          1.300              --
                                                       2003      1.000          1.153              --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.077          1.144              --
                                                       2005      1.056          1.077              --
                                                       2004      1.000          1.056              --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2006      0.996          1.011           2,158
                                                       2005      1.002          0.996           2,161
                                                       2004      0.986          1.002              --
                                                       2003      1.000          0.986              --

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2006      1.340          1.496           3,404
                                                       2005      1.256          1.340           3,408
                                                       2004      1.155          1.256              --
                                                       2003      1.000          1.155              --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2006      1.350          1.559              --
                                                       2005      1.286          1.350              --
                                                       2004      1.160          1.286              --
                                                       2003      1.000          1.160              --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.631          1.984           1,368
                                                       2005      1.521          1.631           1,370
                                                       2004      1.241          1.521              --
                                                       2003      1.000          1.241              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  DWSII Foreign Value Subaccount (Class B) (3/05)....  2006      1.125          1.341              --
                                                       2005      1.078          1.125           2,093

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2006      1.572          1.990              --
                                                       2005      1.314          1.572              --
                                                       2004      1.177          1.314              --
                                                       2003      1.000          1.177              --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2006      1.000          1.013              --
                                                       2005      1.002          1.000              --
                                                       2004      0.993          1.002              --
                                                       2003      1.000          0.993              --

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.132          1.245              --
                                                       2005      1.093          1.132              --
                                                       2004      1.000          1.093              --

  DWSII High Income Subaccount (Class B) (6/03)......  2006      1.203          1.293              --
                                                       2005      1.192          1.203              --
                                                       2004      1.089          1.192              --
                                                       2003      1.000          1.089              --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.051          1.065              --
                                                       2005      1.040          1.051              --
                                                       2004      1.000          1.040              --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2006      1.228          1.228              --
                                                       2005      1.212          1.228              --
                                                       2004      1.129          1.212              --
                                                       2003      1.000          1.129              --

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2006      1.545          1.887           1,562
                                                       2005      1.388          1.545           1,564
                                                       2004      1.207          1.388              --
                                                       2003      1.000          1.207              --

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2006      1.321          1.393              --
                                                       2005      1.211          1.321              --
                                                       2004      1.117          1.211              --
                                                       2003      1.000          1.117              --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.269          1.246              --
                                                       2005      1.213          1.269              --
                                                       2004      1.107          1.213              --
                                                       2003      1.000          1.107              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  DWSII Large Cap Core Subaccount (Class B) (3/05)...  2006      1.142          1.258              --
                                                       2005      1.062          1.142              --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2006      1.231          1.382              --
                                                       2005      1.241          1.231              --
                                                       2004      1.160          1.241              --
                                                       2003      1.000          1.160              --

  DWSII MFS Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.245          1.275              --
                                                       2005      1.283          1.245              --
                                                       2004      1.119          1.283              --
                                                       2003      1.000          1.119              --

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2006      1.316          1.420              --
                                                       2005      1.175          1.316              --
                                                       2004      1.162          1.175              --
                                                       2003      1.000          1.162              --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.102          1.194              --
                                                       2005      1.074          1.102              --
                                                       2004      1.000          1.074              --

  DWSII Money Market Subaccount (Class B) (6/03).....  2006      0.969          0.986              --
                                                       2005      0.969          0.969              --
                                                       2004      0.988          0.969              --
                                                       2003      1.000          0.988              --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      1.093          1.110              --
                                                       2005      1.173          1.093              --
                                                       2004      1.191          1.173              --
                                                       2003      1.000          1.191              --

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2006      1.271          1.300              --
                                                       2005      1.219          1.271              --
                                                       2004      1.130          1.219              --
                                                       2003      1.000          1.130              --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2006      1.033          1.097              --
                                                       2005      1.038          1.033              --
                                                       2004      0.982          1.038              --
                                                       2003      1.000          0.982              --

  DWSII Technology Subaccount (Class B) (6/03).......  2006      1.211          1.188              --
                                                       2005      1.201          1.211              --
                                                       2004      1.213          1.201              --
                                                       2003      1.000          1.213              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2006      1.419          1.472           3,246
                                                       2005      1.307          1.419           3,250
                                                       2004      1.210          1.307              --
                                                       2003      1.000          1.210              --

Metropolitan Series Fund, Inc.
  MSF MFS Total Return Subaccount (Class B) (1/70)...  2006      1.000          1.066              --





                         SEPARATE ACCOUNT CHARGES 2.50%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2006      1.460          1.787              --
                                                       2005      1.281          1.460              --
                                                       2004      1.063          1.281           2,000
                                                       2003      1.000          1.063           2,000

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.136          1.139              --
                                                       2005      1.077          1.136              --
                                                       2004      1.059          1.077              --
                                                       2003      1.000          1.059              --

  Alger American Leveraged AllCap Subaccount (Class
  S) (6/03)..........................................  2006      1.310          1.520              --
                                                       2005      1.176          1.310              --
                                                       2004      1.118          1.176              --
                                                       2003      1.000          1.118           3,000

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2006      2.000          2.585              --
                                                       2005      1.603          2.000              --
                                                       2004      1.315          1.603           1,000
                                                       2003      1.000          1.315           1,000

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2006      1.609          1.777              --
                                                       2005      1.420          1.609              --
                                                       2004      1.234          1.420           1,000
                                                       2003      1.000          1.234           1,000

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2006      1.383          1.452              --
                                                       2005      1.301          1.383              --
                                                       2004      1.168          1.301           2,000
                                                       2003      1.000          1.168           2,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2006      1.169          1.242              --
                                                       2005      1.159          1.169              --
                                                       2004      1.122          1.159           3,000
                                                       2003      1.000          1.122           3,000

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2006      1.004          1.129              --
                                                       2005      1.000          1.004              --

  DWS VIT RREEF Real Estate Securities Subaccount
  (Class B) (6/03)...................................  2006      1.606          2.149              --
                                                       2005      1.479          1.606              --
                                                       2004      1.160          1.479              --
                                                       2003      1.000          1.160           2,000

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2006      0.993          1.010              --
                                                       2005      1.000          0.993              --

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2006      1.234          1.302              --
                                                       2005      1.166          1.234              --
                                                       2004      1.112          1.166           2,000
                                                       2003      1.000          1.112           2,000

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2006      1.728          2.054              --
                                                       2005      1.500          1.728              --
                                                       2004      1.249          1.500           1,000
                                                       2003      1.000          1.249           1,000

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2006      1.241          1.371              --
                                                       2005      1.204          1.241              --
                                                       2004      1.124          1.204              --
                                                       2003      1.000          1.124           1,000

  DWSI Health Care Subaccount (Class B) (6/03).......  2006      1.256          1.296              --
                                                       2005      1.192          1.256              --
                                                       2004      1.119          1.192              --
                                                       2003      1.000          1.119           1,000

  DWSI International Subaccount (Class B) (6/03).....  2006      1.511          1.849              --
                                                       2005      1.339          1.511              --
                                                       2004      1.181          1.339           1,000
                                                       2003      1.000          1.181           1,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.189          1.238              --
                                                       2005      1.225          1.189              --
                                                       2004      1.126          1.225           2,000
                                                       2003      1.000          1.126           2,000

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.407          1.540              --
                                                       2005      1.274          1.407              --
                                                       2004      1.172          1.274           1,000
                                                       2003      1.000          1.172           1,000

  DWSII Balanced Subaccount (Class B) (6/03).........  2006      1.114          1.194              --
                                                       2005      1.099          1.114              --
                                                       2004      1.060          1.099           2,000
                                                       2003      1.000          1.060           2,000

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2006      1.389          1.561              --
                                                       2005      1.298          1.389              --
                                                       2004      1.152          1.298           2,000
                                                       2003      1.000          1.152           2,000

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.075          1.141              --
                                                       2005      1.056          1.075              --
                                                       2004      1.000          1.056              --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2006      0.994          1.007              --
                                                       2005      1.000          0.994              --
                                                       2004      0.985          1.000              --
                                                       2003      1.000          0.985           2,000

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2006      1.336          1.491              --
                                                       2005      1.254          1.336              --
                                                       2004      1.154          1.254              --
                                                       2003      1.000          1.154           1,000

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2006      1.347          1.553              --
                                                       2005      1.284          1.347              --
                                                       2004      1.159          1.284              --
                                                       2003      1.000          1.159           1,000

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.627          1.977              --
                                                       2005      1.519          1.627              --
                                                       2004      1.241          1.519              --
                                                       2003      1.000          1.241           2,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  DWSII Foreign Value Subaccount (Class B) (3/05)....  2006      1.123          1.339              --
                                                       2005      1.053          1.123              --

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2006      1.568          1.982              --
                                                       2005      1.312          1.568              --
                                                       2004      1.177          1.312           1,000
                                                       2003      1.000          1.177           1,000

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2006      0.998          1.010              --
                                                       2005      1.000          0.998              --
                                                       2004      0.992          1.000           2,000
                                                       2003      1.000          0.992           2,000

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.130          1.242              --
                                                       2005      1.093          1.130              --
                                                       2004      1.000          1.093              --

  DWSII High Income Subaccount (Class B) (6/03)......  2006      1.200          1.289              --
                                                       2005      1.190          1.200              --
                                                       2004      1.088          1.190              --
                                                       2003      1.000          1.088              --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.049          1.063              --
                                                       2005      1.039          1.049              --
                                                       2004      1.000          1.039              --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2006      1.225          1.225              --
                                                       2005      1.211          1.225              --
                                                       2004      1.129          1.211           1,000
                                                       2003      1.000          1.129           1,000

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2006      1.541          1.880              --
                                                       2005      1.386          1.541              --
                                                       2004      1.206          1.386              --
                                                       2003      1.000          1.206           1,000

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2006      1.318          1.388              --
                                                       2005      1.209          1.318              --
                                                       2004      1.116          1.209           1,000
                                                       2003      1.000          1.116           1,000

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.266          1.242              --
                                                       2005      1.211          1.266              --
                                                       2004      1.107          1.211           1,000
                                                       2003      1.000          1.107           1,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  DWSII Large Cap Core Subaccount (Class B) (3/05)...  2006      1.141          1.255              --
                                                       2005      1.036          1.141              --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2006      1.228          1.377              --
                                                       2005      1.239          1.228              --
                                                       2004      1.159          1.239              --
                                                       2003      1.000          1.159           2,000

  DWSII MFS Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.242          1.271              --
                                                       2005      1.281          1.242              --
                                                       2004      1.119          1.281           1,000
                                                       2003      1.000          1.119           1,000

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2006      1.312          1.415              --
                                                       2005      1.173          1.312              --
                                                       2004      1.161          1.173           1,000
                                                       2003      1.000          1.161           1,000

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.101          1.191              --
                                                       2005      1.074          1.101              --
                                                       2004      1.000          1.074              --

  DWSII Money Market Subaccount (Class B) (6/03).....  2006      0.967          0.983              --
                                                       2005      0.968          0.967              --
                                                       2004      0.987          0.968           1,000
                                                       2003      1.000          0.987           1,000

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      1.090          1.106              --
                                                       2005      1.171          1.090              --
                                                       2004      1.190          1.171           1,000
                                                       2003      1.000          1.190           1,000

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2006      1.267          1.295              --
                                                       2005      1.217          1.267              --
                                                       2004      1.129          1.217              --
                                                       2003      1.000          1.129           1,000

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2006      1.031          1.093              --
                                                       2005      1.037          1.031              --
                                                       2004      0.982          1.037              --
                                                       2003      1.000          0.982           2,000

  DWSII Technology Subaccount (Class B) (6/03).......  2006      1.208          1.184              --
                                                       2005      1.199          1.208              --
                                                       2004      1.212          1.199           1,000
                                                       2003      1.000          1.212           1,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2006      1.416          1.467              --
                                                       2005      1.305          1.416              --
                                                       2004      1.209          1.305           1,000
                                                       2003      1.000          1.209           1,000

Metropolitan Series Fund, Inc.
  MSF MFS Total Return Subaccount (Class B) (1/70)...  2006      1.000          1.065              --





* We are currently waiving a portion of the Mortality and Expenses Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.


Number of Units Outstanding at End of Year may include units for Contract Owners in payout phase, where appropriate.


If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix C for more information on Variable Funding Option name changes, mergers and substitutions.


Effective on or about 04/29/2005, Scudder Variable Series I-21st Century Growth Portfolio merged into Scudder Variable Series II-Scudder Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-Scudder Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Eagle Focused Large Cap Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Focused Vale and Growth Portfolio merged into Scudder Variable Series I-Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 09/19/2005, Scudder Variable Series II-SVS Index 500 Portfolio merged into Scudder Investments VIT Funds-Scudder VIT Equity Index 500 Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, The Alger American Fund-Alger American Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS Total Return Portfolio and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Dreman Financial Services VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Income Allocation VIP merged into DWS Variable Series II-DWS Conservative Allocation VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS MFS(R) Strategic Value VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Janus Growth Opportunities VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Legg Mason Aggressive Growth VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Mercury Large Cap Core VIP merged into DWS Variable Series I-DWS Growth & Income VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Oak Strategic Equity VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Templeton Foreign Value VIP merged into DWS Variable Series I-DWS International VIP and is no longer available as a funding option.

                          SCUDDER ADVOCATE ADVISOR-ST1

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the *mid-range* combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.00%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2006      1.479          1.819             --
                                                       2005      1.291          1.479             --
                                                       2004      1.066          1.291             --
                                                       2003      1.000          1.066             --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.151          1.156             --
                                                       2005      1.086          1.151             --
                                                       2004      1.062          1.086             --
                                                       2003      1.000          1.062             --

  Alger American Leveraged AllCap Subaccount (Class
  S) (6/03)..........................................  2006      1.326          1.547             --
                                                       2005      1.185          1.326             --
                                                       2004      1.121          1.185             --
                                                       2003      1.000          1.121             --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2006      2.026          2.632             --
                                                       2005      1.615          2.026             --
                                                       2004      1.319          1.615             --
                                                       2003      1.000          1.319             --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2006      1.630          1.809             --
                                                       2005      1.432          1.630             --
                                                       2004      1.238          1.432             --
                                                       2003      1.000          1.238             --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2006      1.401          1.478             --
                                                       2005      1.312          1.401             --
                                                       2004      1.171          1.312             --
                                                       2003      1.000          1.171             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2006      1.184          1.264             --
                                                       2005      1.168          1.184             --
                                                       2004      1.125          1.168             --
                                                       2003      1.000          1.125             --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2006      1.006          1.136             --
                                                       2005      1.000          1.006             --

  DWS VIT RREEF Real Estate Securities Subaccount
  (Class B) (6/03)...................................  2006      1.627          2.187             --
                                                       2005      1.491          1.627             --
                                                       2004      1.164          1.491             --
                                                       2003      1.000          1.164             --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2006      0.995          1.018             --
                                                       2005      1.000          0.995             --

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2006      1.250          1.326             --
                                                       2005      1.175          1.250             --
                                                       2004      1.115          1.175             --
                                                       2003      1.000          1.115             --

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2006      1.750          2.091             --
                                                       2005      1.512          1.750             --
                                                       2004      1.253          1.512             --
                                                       2003      1.000          1.253             --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2006      1.257          1.396             --
                                                       2005      1.213          1.257             --
                                                       2004      1.127          1.213             --
                                                       2003      1.000          1.127             --

  DWSI Health Care Subaccount (Class B) (6/03).......  2006      1.273          1.319             --
                                                       2005      1.201          1.273             --
                                                       2004      1.123          1.201             --
                                                       2003      1.000          1.123             --

  DWSI International Subaccount (Class B) (6/03).....  2006      1.531          1.882             --
                                                       2005      1.349          1.531             --
                                                       2004      1.184          1.349             --
                                                       2003      1.000          1.184             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.204          1.258             --
                                                       2005      1.234          1.204             --
                                                       2004      1.129          1.234             --
                                                       2003      1.000          1.129             --

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.425          1.567             --
                                                       2005      1.284          1.425             --
                                                       2004      1.175          1.284             --
                                                       2003      1.000          1.175             --

  DWSII Balanced Subaccount (Class B) (6/03).........  2006      1.129          1.215             --
                                                       2005      1.108          1.129             --
                                                       2004      1.063          1.108             --
                                                       2003      1.000          1.063             --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2006      1.407          1.589             --
                                                       2005      1.309          1.407             --
                                                       2004      1.155          1.309             --
                                                       2003      1.000          1.155             --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.083          1.155             --
                                                       2005      1.058          1.083             --
                                                       2004      1.000          1.058             --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2006      1.007          1.025             --
                                                       2005      1.008          1.007             --
                                                       2004      0.988          1.008             --
                                                       2003      1.000          0.988             --

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2006      1.354          1.517             --
                                                       2005      1.264          1.354             --
                                                       2004      1.158          1.264             --
                                                       2003      1.000          1.158             --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2006      1.364          1.581             --
                                                       2005      1.295          1.364             --
                                                       2004      1.162          1.295             --
                                                       2003      1.000          1.162             --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.648          2.012             --
                                                       2005      1.531          1.648             --
                                                       2004      1.244          1.531             --
                                                       2003      1.000          1.244             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  DWSII Foreign Value Subaccount (Class B) (3/05)....  2006      1.130          1.352             --
                                                       2005      1.053          1.130             --

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2006      1.588          2.018             --
                                                       2005      1.322          1.588             --
                                                       2004      1.180          1.322             --
                                                       2003      1.000          1.180             --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2006      1.011          1.028             --
                                                       2005      1.008          1.011             --
                                                       2004      0.995          1.008             --
                                                       2003      1.000          0.995             --

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.138          1.257             --
                                                       2005      1.095          1.138             --
                                                       2004      1.000          1.095             --

  DWSII High Income Subaccount (Class B) (6/03)......  2006      1.215          1.312             --
                                                       2005      1.199          1.215             --
                                                       2004      1.091          1.199             --
                                                       2003      1.000          1.091             --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.057          1.074             --
                                                       2005      1.041          1.057             --
                                                       2004      1.000          1.041             --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2006      1.239          1.239             --
                                                       2005      1.220          1.239             --
                                                       2004      1.132          1.220             --
                                                       2003      1.000          1.132             --

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2006      1.561          1.914             --
                                                       2005      1.397          1.561             --
                                                       2004      1.209          1.397             --
                                                       2003      1.000          1.209             --

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2006      1.335          1.413             --
                                                       2005      1.219          1.335             --
                                                       2004      1.119          1.219             --
                                                       2003      1.000          1.119             --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.282          1.264             --
                                                       2005      1.221          1.282             --
                                                       2004      1.110          1.221             --
                                                       2003      1.000          1.110             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  DWSII Large Cap Core Subaccount (Class B) (3/05)...  2006      1.147          1.268             --
                                                       2005      1.036          1.147             --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2006      1.244          1.402             --
                                                       2005      1.249          1.244             --
                                                       2004      1.162          1.249             --
                                                       2003      1.000          1.162             --

  DWSII MFS Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.258          1.292             --
                                                       2005      1.291          1.258             --
                                                       2004      1.122          1.291             --
                                                       2003      1.000          1.122             --

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2006      1.329          1.440             --
                                                       2005      1.183          1.329             --
                                                       2004      1.164          1.183             --
                                                       2003      1.000          1.164             --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.108          1.205             --
                                                       2005      1.076          1.108             --
                                                       2004      1.000          1.076             --

  DWSII Money Market Subaccount (Class B) (6/03).....  2006      0.979          1.001             --
                                                       2005      0.975          0.979             --
                                                       2004      0.990          0.975             --
                                                       2003      1.000          0.990             --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      1.105          1.125             --
                                                       2005      1.180          1.105             --
                                                       2004      1.193          1.180             --
                                                       2003      1.000          1.193             --

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2006      1.284          1.319             --
                                                       2005      1.227          1.284             --
                                                       2004      1.132          1.227             --
                                                       2003      1.000          1.132             --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2006      1.044          1.113             --
                                                       2005      1.045          1.044             --
                                                       2004      0.985          1.045             --
                                                       2003      1.000          0.985             --

  DWSII Technology Subaccount (Class B) (6/03).......  2006      1.224          1.205             --
                                                       2005      1.209          1.224             --
                                                       2004      1.215          1.209             --
                                                       2003      1.000          1.215             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2006      1.434          1.493             --
                                                       2005      1.315          1.434             --
                                                       2004      1.212          1.315             --
                                                       2003      1.000          1.212             --

Metropolitan Series Fund, Inc.
  MSF MFS Total Return Subaccount (Class B) (1/70)...  2006      1.000          1.068             --





                         SEPARATE ACCOUNT CHARGES 2.05%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2006      1.486          1.827             --
                                                       2005      1.298          1.486             --
                                                       2004      1.072          1.298             --
                                                       2003      1.000          1.072             --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.120          1.124             --
                                                       2005      1.057          1.120             --
                                                       2004      1.034          1.057             --
                                                       2003      1.000          1.034             --

  Alger American Leveraged AllCap Subaccount (Class
  S) (6/03)..........................................  2006      1.206          1.405             --
                                                       2005      1.078          1.206             --
                                                       2004      1.020          1.078             --
                                                       2003      1.000          1.020             --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2006      1.601          2.078             --
                                                       2005      1.277          1.601             --
                                                       2004      1.043          1.277             --
                                                       2003      1.000          1.043             --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2006      1.358          1.506             --
                                                       2005      1.193          1.358             --
                                                       2004      1.032          1.193             --
                                                       2003      1.000          1.032             --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2006      1.229          1.297             --
                                                       2005      1.152          1.229             --
                                                       2004      1.029          1.152             --
                                                       2003      1.000          1.029             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2006      1.098          1.172             --
                                                       2005      1.084          1.098             --
                                                       2004      1.044          1.084             --
                                                       2003      1.000          1.044             --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2006      1.006          1.135             --
                                                       2005      1.000          1.006             --

  DWS VIT RREEF Real Estate Securities Subaccount
  (Class B) (6/03)...................................  2006      1.459          1.960             --
                                                       2005      1.338          1.459             --
                                                       2004      1.044          1.338             --
                                                       2003      1.000          1.044             --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2006      0.995          1.017             --
                                                       2005      1.000          0.995             --

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2006      1.169          1.239             --
                                                       2005      1.099          1.169             --
                                                       2004      1.043          1.099             --
                                                       2003      1.000          1.043             --

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2006      1.493          1.783             --
                                                       2005      1.291          1.493             --
                                                       2004      1.070          1.291             --
                                                       2003      1.000          1.070             --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2006      1.176          1.306             --
                                                       2005      1.135          1.176             --
                                                       2004      1.056          1.135             --
                                                       2003      1.000          1.056             --

  DWSI Health Care Subaccount (Class B) (6/03).......  2006      1.234          1.279             --
                                                       2005      1.166          1.234             --
                                                       2004      1.090          1.166             --
                                                       2003      1.000          1.090             --

  DWSI International Subaccount (Class B) (6/03).....  2006      1.403          1.725             --
                                                       2005      1.238          1.403             --
                                                       2004      1.087          1.238             --
                                                       2003      1.000          1.087             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.103          1.152             --
                                                       2005      1.131          1.103             --
                                                       2004      1.035          1.131             --
                                                       2003      1.000          1.035             --

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.246          1.370             --
                                                       2005      1.123          1.246             --
                                                       2004      1.028          1.123             --
                                                       2003      1.000          1.028             --

  DWSII Balanced Subaccount (Class B) (6/03).........  2006      1.095          1.178             --
                                                       2005      1.076          1.095             --
                                                       2004      1.032          1.076             --
                                                       2003      1.000          1.032             --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2006      1.289          1.454             --
                                                       2005      1.199          1.289             --
                                                       2004      1.059          1.199             --
                                                       2003      1.000          1.059             --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.082          1.153             --
                                                       2005      1.058          1.082             --
                                                       2004      1.000          1.058             --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2006      1.034          1.053             --
                                                       2005      1.037          1.034             --
                                                       2004      1.016          1.037             --
                                                       2003      1.000          1.016             --

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2006      1.243          1.393             --
                                                       2005      1.162          1.243             --
                                                       2004      1.064          1.162             --
                                                       2003      1.000          1.064             --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2006      1.253          1.451             --
                                                       2005      1.189          1.253             --
                                                       2004      1.068          1.189             --
                                                       2003      1.000          1.068             --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.402          1.712             --
                                                       2005      1.304          1.402             --
                                                       2004      1.060          1.304             --
                                                       2003      1.000          1.060             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  DWSII Foreign Value Subaccount (Class B) (3/05)....  2006      1.129          1.351             --
                                                       2005      1.079          1.129             --

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2006      1.450          1.841             --
                                                       2005      1.208          1.450             --
                                                       2004      1.078          1.208             --
                                                       2003      1.000          1.078             --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2006      1.024          1.041             --
                                                       2005      1.022          1.024             --
                                                       2004      1.009          1.022             --
                                                       2003      1.000          1.009             --

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.137          1.255             --
                                                       2005      1.095          1.137             --
                                                       2004      1.000          1.095             --

  DWSII High Income Subaccount (Class B) (6/03)......  2006      1.152          1.243             --
                                                       2005      1.137          1.152             --
                                                       2004      1.035          1.137             --
                                                       2003      1.000          1.035             --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.056          1.073             --
                                                       2005      1.041          1.056             --
                                                       2004      1.000          1.041             --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2006      1.159          1.159             --
                                                       2005      1.142          1.159             --
                                                       2004      1.060          1.142             --
                                                       2003      1.000          1.060             --

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2006      1.403          1.720             --
                                                       2005      1.256          1.403             --
                                                       2004      1.088          1.256             --
                                                       2003      1.000          1.088             --

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2006      1.259          1.332             --
                                                       2005      1.150          1.259             --
                                                       2004      1.057          1.150             --
                                                       2003      1.000          1.057             --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.205          1.188             --
                                                       2005      1.148          1.205             --
                                                       2004      1.044          1.148             --
                                                       2003      1.000          1.044             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  DWSII Large Cap Core Subaccount (Class B) (3/05)...  2006      1.147          1.267             --
                                                       2005      1.063          1.147             --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2006      1.141          1.286             --
                                                       2005      1.147          1.141             --
                                                       2004      1.068          1.147             --
                                                       2003      1.000          1.068             --

  DWSII MFS Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.198          1.230             --
                                                       2005      1.230          1.198             --
                                                       2004      1.069          1.230             --
                                                       2003      1.000          1.069             --

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2006      1.162          1.258             --
                                                       2005      1.034          1.162             --
                                                       2004      1.019          1.034             --
                                                       2003      1.000          1.019             --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.107          1.204             --
                                                       2005      1.076          1.107             --
                                                       2004      1.000          1.076             --

  DWSII Money Market Subaccount (Class B) (6/03).....  2006      0.986          1.007             --
                                                       2005      0.982          0.986             --
                                                       2004      0.998          0.982             --
                                                       2003      1.000          0.998             --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      0.946          0.963             --
                                                       2005      1.011          0.946             --
                                                       2004      1.023          1.011             --
                                                       2003      1.000          1.023             --

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2006      1.141          1.172             --
                                                       2005      1.092          1.141             --
                                                       2004      1.008          1.092             --
                                                       2003      1.000          1.008             --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2006      1.093          1.165             --
                                                       2005      1.095          1.093             --
                                                       2004      1.032          1.095             --
                                                       2003      1.000          1.032             --

  DWSII Technology Subaccount (Class B) (6/03).......  2006      1.026          1.010             --
                                                       2005      1.014          1.026             --
                                                       2004      1.020          1.014             --
                                                       2003      1.000          1.020             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2006      1.200          1.249             --
                                                       2005      1.101          1.200             --
                                                       2004      1.016          1.101             --
                                                       2003      1.000          1.016             --

Metropolitan Series Fund, Inc.
  MSF MFS Total Return Subaccount (Class B) (1/70)...  2006      1.000          1.068             --





                         SEPARATE ACCOUNT CHARGES 2.20%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2006      1.471          1.806               --
                                                       2005      1.287          1.471               --
                                                       2004      1.065          1.287               --
                                                       2003      1.000          1.065               --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.145          1.149               --
                                                       2005      1.082          1.145               --
                                                       2004      1.061          1.082               --
                                                       2003      1.000          1.061               --

  Alger American Leveraged AllCap Subaccount (Class
  S) (6/03)..........................................  2006      1.320          1.536               --
                                                       2005      1.182          1.320               --
                                                       2004      1.119          1.182               --
                                                       2003      1.000          1.119               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2006      2.016          2.613               --
                                                       2005      1.610          2.016               --
                                                       2004      1.318          1.610               --
                                                       2003      1.000          1.318               --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2006      1.622          1.796               --
                                                       2005      1.427          1.622               --
                                                       2004      1.236          1.427               --
                                                       2003      1.000          1.236               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2006      1.393          1.468               --
                                                       2005      1.308          1.393               --
                                                       2004      1.170          1.308               --
                                                       2003      1.000          1.170               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2006      1.178          1.255               --
                                                       2005      1.165          1.178               --
                                                       2004      1.124          1.165               --
                                                       2003      1.000          1.124               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2006      1.005          1.133               --
                                                       2005      1.000          1.005               --

  DWS VIT RREEF Real Estate Securities Subaccount
  (Class B) (6/03)...................................  2006      1.619          2.172            2,556
                                                       2005      1.486          1.619            2,731
                                                       2004      1.162          1.486            3,201
                                                       2003      1.000          1.162               --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2006      0.994          1.015               --
                                                       2005      1.000          0.994               --

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2006      1.244          1.316           20,799
                                                       2005      1.172          1.244               --
                                                       2004      1.114          1.172               --
                                                       2003      1.000          1.114               --

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2006      1.741          2.076               --
                                                       2005      1.507          1.741               --
                                                       2004      1.251          1.507               --
                                                       2003      1.000          1.251               --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2006      1.251          1.386               --
                                                       2005      1.209          1.251               --
                                                       2004      1.126          1.209               --
                                                       2003      1.000          1.126               --

  DWSI Health Care Subaccount (Class B) (6/03).......  2006      1.266          1.310               --
                                                       2005      1.198          1.266               --
                                                       2004      1.121          1.198               --
                                                       2003      1.000          1.121               --

  DWSI International Subaccount (Class B) (6/03).....  2006      1.523          1.869               --
                                                       2005      1.345          1.523               --
                                                       2004      1.183          1.345               --
                                                       2003      1.000          1.183               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.198          1.250               --
                                                       2005      1.230          1.198               --
                                                       2004      1.128          1.230               --
                                                       2003      1.000          1.128               --

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.417          1.556               --
                                                       2005      1.279          1.417               --
                                                       2004      1.174          1.279               --
                                                       2003      1.000          1.174               --

  DWSII Balanced Subaccount (Class B) (6/03).........  2006      1.123          1.206               --
                                                       2005      1.105          1.123               --
                                                       2004      1.062          1.105               --
                                                       2003      1.000          1.062               --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2006      1.400          1.577               --
                                                       2005      1.305          1.400               --
                                                       2004      1.154          1.305               --
                                                       2003      1.000          1.154               --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.080          1.149               --
                                                       2005      1.057          1.080               --
                                                       2004      1.000          1.057               --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2006      1.001          1.018           34,312
                                                       2005      1.005          1.001           30,066
                                                       2004      0.987          1.005           30,247
                                                       2003      1.000          0.987               --

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2006      1.347          1.506               --
                                                       2005      1.260          1.347               --
                                                       2004      1.156          1.260               --
                                                       2003      1.000          1.156               --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2006      1.357          1.570           21,386
                                                       2005      1.290          1.357           21,692
                                                       2004      1.161          1.290           22,426
                                                       2003      1.000          1.161               --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.639          1.998            3,003
                                                       2005      1.526          1.639            3,400
                                                       2004      1.243          1.526            3,601
                                                       2003      1.000          1.243               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  DWSII Foreign Value Subaccount (Class B) (3/05)....  2006      1.127          1.347               --
                                                       2005      1.053          1.127               --

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2006      1.580          2.004               --
                                                       2005      1.318          1.580               --
                                                       2004      1.179          1.318               --
                                                       2003      1.000          1.179               --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2006      1.005          1.020               --
                                                       2005      1.005          1.005               --
                                                       2004      0.994          1.005               --
                                                       2003      1.000          0.994               --

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.135          1.251               --
                                                       2005      1.094          1.135               --
                                                       2004      1.000          1.094               --

  DWSII High Income Subaccount (Class B) (6/03)......  2006      1.209          1.303            3,290
                                                       2005      1.195          1.209            3,293
                                                       2004      1.090          1.195            3,296
                                                       2003      1.000          1.090               --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.054          1.069               --
                                                       2005      1.040          1.054               --
                                                       2004      1.000          1.040               --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2006      1.234          1.234               --
                                                       2005      1.216          1.234               --
                                                       2004      1.130          1.216               --
                                                       2003      1.000          1.130               --

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2006      1.553          1.900           10,701
                                                       2005      1.393          1.553           12,180
                                                       2004      1.208          1.393           12,761
                                                       2003      1.000          1.208               --

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2006      1.328          1.403               --
                                                       2005      1.215          1.328               --
                                                       2004      1.118          1.215               --
                                                       2003      1.000          1.118               --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.275          1.255               --
                                                       2005      1.217          1.275               --
                                                       2004      1.109          1.217               --
                                                       2003      1.000          1.109               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  DWSII Large Cap Core Subaccount (Class B) (3/05)...  2006      1.145          1.263               --
                                                       2005      1.036          1.145               --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2006      1.237          1.392               --
                                                       2005      1.245          1.237               --
                                                       2004      1.161          1.245               --
                                                       2003      1.000          1.161               --

  DWSII MFS Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.251          1.284               --
                                                       2005      1.287          1.251               --
                                                       2004      1.120          1.287               --
                                                       2003      1.000          1.120               --

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2006      1.322          1.430               --
                                                       2005      1.179          1.322               --
                                                       2004      1.163          1.179               --
                                                       2003      1.000          1.163               --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.105          1.199          227,865
                                                       2005      1.075          1.105          227,865
                                                       2004      1.000          1.075               --

  DWSII Money Market Subaccount (Class B) (6/03).....  2006      0.974          0.994               --
                                                       2005      0.972          0.974               --
                                                       2004      0.989          0.972               --
                                                       2003      1.000          0.989               --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      1.099          1.117               --
                                                       2005      1.176          1.099           24,641
                                                       2004      1.192          1.176           21,802
                                                       2003      1.000          1.192               --

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2006      1.277          1.309               --
                                                       2005      1.223          1.277               --
                                                       2004      1.131          1.223               --
                                                       2003      1.000          1.131               --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2006      1.039          1.105               --
                                                       2005      1.042          1.039               --
                                                       2004      0.984          1.042               --
                                                       2003      1.000          0.984               --

  DWSII Technology Subaccount (Class B) (6/03).......  2006      1.217          1.196               --
                                                       2005      1.205          1.217               --
                                                       2004      1.214          1.205               --
                                                       2003      1.000          1.214               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2006      1.427          1.482               --
                                                       2005      1.311          1.427               --
                                                       2004      1.211          1.311               --
                                                       2003      1.000          1.211               --

Metropolitan Series Fund, Inc.
  MSF MFS Total Return Subaccount (Class B) (1/70)...  2006      1.000          1.067               --





                         SEPARATE ACCOUNT CHARGES 2.25%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2006      1.480          1.815             --
                                                       2005      1.295          1.480             --
                                                       2004      1.072          1.295             --
                                                       2003      1.000          1.072             --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.115          1.119             --
                                                       2005      1.054          1.115             --
                                                       2004      1.034          1.054             --
                                                       2003      1.000          1.034             --

  Alger American Leveraged AllCap Subaccount (Class
  S) (6/03)..........................................  2006      1.201          1.397             --
                                                       2005      1.076          1.201             --
                                                       2004      1.019          1.076             --
                                                       2003      1.000          1.019             --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2006      1.594          2.065             --
                                                       2005      1.274          1.594             --
                                                       2004      1.043          1.274             --
                                                       2003      1.000          1.043             --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2006      1.352          1.496             --
                                                       2005      1.190          1.352             --
                                                       2004      1.032          1.190             --
                                                       2003      1.000          1.032             --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2006      1.224          1.289             --
                                                       2005      1.149          1.224             --
                                                       2004      1.029          1.149             --
                                                       2003      1.000          1.029             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2006      1.093          1.164             --
                                                       2005      1.081          1.093             --
                                                       2004      1.044          1.081             --
                                                       2003      1.000          1.044             --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2006      1.005          1.132             --
                                                       2005      1.000          1.005             --

  DWS VIT RREEF Real Estate Securities Subaccount
  (Class B) (6/03)...................................  2006      1.453          1.948             --
                                                       2005      1.335          1.453             --
                                                       2004      1.044          1.335             --
                                                       2003      1.000          1.044             --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2006      0.994          1.014             --
                                                       2005      1.000          0.994             --

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2006      1.164          1.231             --
                                                       2005      1.097          1.164             --
                                                       2004      1.043          1.097             --
                                                       2003      1.000          1.043             --

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2006      1.487          1.772             --
                                                       2005      1.288          1.487             --
                                                       2004      1.070          1.288             --
                                                       2003      1.000          1.070             --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2006      1.171          1.297             --
                                                       2005      1.133          1.171             --
                                                       2004      1.055          1.133             --
                                                       2003      1.000          1.055             --

  DWSI Health Care Subaccount (Class B) (6/03).......  2006      1.229          1.271             --
                                                       2005      1.163          1.229             --
                                                       2004      1.090          1.163             --
                                                       2003      1.000          1.090             --

  DWSI International Subaccount (Class B) (6/03).....  2006      1.397          1.714             --
                                                       2005      1.235          1.397             --
                                                       2004      1.087          1.235             --
                                                       2003      1.000          1.087             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.098          1.145             --
                                                       2005      1.128          1.098             --
                                                       2004      1.035          1.128             --
                                                       2003      1.000          1.035             --

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.240          1.361             --
                                                       2005      1.120          1.240             --
                                                       2004      1.028          1.120             --
                                                       2003      1.000          1.028             --

  DWSII Balanced Subaccount (Class B) (6/03).........  2006      1.090          1.171             --
                                                       2005      1.073          1.090             --
                                                       2004      1.032          1.073             --
                                                       2003      1.000          1.032             --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2006      1.283          1.445             --
                                                       2005      1.196          1.283             --
                                                       2004      1.059          1.196             --
                                                       2003      1.000          1.059             --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.079          1.148             --
                                                       2005      1.057          1.079             --
                                                       2004      1.000          1.057             --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2006      1.030          1.046             --
                                                       2005      1.034          1.030             --
                                                       2004      1.016          1.034             --
                                                       2003      1.000          1.016             --

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2006      1.238          1.384             --
                                                       2005      1.159          1.238             --
                                                       2004      1.064          1.159             --
                                                       2003      1.000          1.064             --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2006      1.247          1.442             --
                                                       2005      1.187          1.247             --
                                                       2004      1.068          1.187             --
                                                       2003      1.000          1.068             --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.396          1.701             --
                                                       2005      1.301          1.396             --
                                                       2004      1.060          1.301             --
                                                       2003      1.000          1.060             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  DWSII Foreign Value Subaccount (Class B) (3/05)....  2006      1.126          1.345             --
                                                       2005      1.078          1.126             --

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2006      1.443          1.830             --
                                                       2005      1.205          1.443             --
                                                       2004      1.078          1.205             --
                                                       2003      1.000          1.078             --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2006      1.019          1.034             --
                                                       2005      1.020          1.019             --
                                                       2004      1.009          1.020             --
                                                       2003      1.000          1.009             --

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.134          1.249             --
                                                       2005      1.094          1.134             --
                                                       2004      1.000          1.094             --

  DWSII High Income Subaccount (Class B) (6/03)......  2006      1.147          1.235             --
                                                       2005      1.134          1.147             --
                                                       2004      1.035          1.134             --
                                                       2003      1.000          1.035             --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.053          1.068             --
                                                       2005      1.040          1.053             --
                                                       2004      1.000          1.040             --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2006      1.155          1.155             --
                                                       2005      1.139          1.155             --
                                                       2004      1.059          1.139             --
                                                       2003      1.000          1.059             --

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2006      1.397          1.709             --
                                                       2005      1.254          1.397             --
                                                       2004      1.088          1.254             --
                                                       2003      1.000          1.088             --

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2006      1.254          1.324             --
                                                       2005      1.148          1.254             --
                                                       2004      1.057          1.148             --
                                                       2003      1.000          1.057             --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.200          1.180             --
                                                       2005      1.145          1.200             --
                                                       2004      1.044          1.145             --
                                                       2003      1.000          1.044             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  DWSII Large Cap Core Subaccount (Class B) (3/05)...  2006      1.144          1.262             --
                                                       2005      1.062          1.144             --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2006      1.136          1.278             --
                                                       2005      1.144          1.136             --
                                                       2004      1.067          1.144             --
                                                       2003      1.000          1.067             --

  DWSII MFS Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.193          1.223             --
                                                       2005      1.227          1.193             --
                                                       2004      1.069          1.227             --
                                                       2003      1.000          1.069             --

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2006      1.157          1.250             --
                                                       2005      1.032          1.157             --
                                                       2004      1.018          1.032             --
                                                       2003      1.000          1.018             --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.104          1.198             --
                                                       2005      1.075          1.104             --
                                                       2004      1.000          1.075             --

  DWSII Money Market Subaccount (Class B) (6/03).....  2006      0.982          1.000             --
                                                       2005      0.980          0.982             --
                                                       2004      0.997          0.980             --
                                                       2003      1.000          0.997             --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      0.942          0.957             --
                                                       2005      1.008          0.942             --
                                                       2004      1.022          1.008             --
                                                       2003      1.000          1.022             --

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2006      1.137          1.165             --
                                                       2005      1.089          1.137             --
                                                       2004      1.008          1.089             --
                                                       2003      1.000          1.008             --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2006      1.089          1.158             --
                                                       2005      1.092          1.089             --
                                                       2004      1.032          1.092             --
                                                       2003      1.000          1.032             --

  DWSII Technology Subaccount (Class B) (6/03).......  2006      1.022          1.004             --
                                                       2005      1.012          1.022             --
                                                       2004      1.020          1.012             --
                                                       2003      1.000          1.020             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2006      1.195          1.241             --
                                                       2005      1.098          1.195             --
                                                       2004      1.015          1.098             --
                                                       2003      1.000          1.015             --

Metropolitan Series Fund, Inc.
  MSF MFS Total Return Subaccount (Class B) (1/70)...  2006      1.000          1.067             --





                         SEPARATE ACCOUNT CHARGES 2.30%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2006      1.468          1.799            4,358
                                                       2005      1.285          1.468            6,012
                                                       2004      1.064          1.285            7,623
                                                       2003      1.000          1.064            9,823

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.142          1.146               --
                                                       2005      1.080          1.142           12,721
                                                       2004      1.060          1.080           13,875
                                                       2003      1.000          1.060            9,662

  Alger American Leveraged AllCap Subaccount (Class
  S) (6/03)..........................................  2006      1.316          1.530           63,773
                                                       2005      1.180          1.316           64,802
                                                       2004      1.119          1.180           67,545
                                                       2003      1.000          1.119               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2006      2.010          2.604            1,772
                                                       2005      1.608          2.010            1,898
                                                       2004      1.317          1.608            2,234
                                                       2003      1.000          1.317               --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2006      1.617          1.789               --
                                                       2005      1.425          1.617               --
                                                       2004      1.236          1.425               --
                                                       2003      1.000          1.236               --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2006      1.390          1.463               --
                                                       2005      1.306          1.390               --
                                                       2004      1.169          1.306               --
                                                       2003      1.000          1.169               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2006      1.175          1.251               --
                                                       2005      1.163          1.175               --
                                                       2004      1.123          1.163               --
                                                       2003      1.000          1.123               --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2006      1.005          1.131            3,770
                                                       2005      1.000          1.005            3,727

  DWS VIT RREEF Real Estate Securities Subaccount
  (Class B) (6/03)...................................  2006      1.615          2.164           17,856
                                                       2005      1.484          1.615           19,465
                                                       2004      1.162          1.484           20,060
                                                       2003      1.000          1.162               --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2006      0.994          1.013               --
                                                       2005      1.000          0.994               --

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2006      1.241          1.312            3,157
                                                       2005      1.170          1.241            3,066
                                                       2004      1.113          1.170               --
                                                       2003      1.000          1.113               --

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2006      1.737          2.069               --
                                                       2005      1.505          1.737               --
                                                       2004      1.251          1.505               --
                                                       2003      1.000          1.251               --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2006      1.248          1.381            8,836
                                                       2005      1.207          1.248           10,003
                                                       2004      1.125          1.207           10,998
                                                       2003      1.000          1.125            9,265

  DWSI Health Care Subaccount (Class B) (6/03).......  2006      1.263          1.305               --
                                                       2005      1.196          1.263               --
                                                       2004      1.121          1.196               --
                                                       2003      1.000          1.121               --

  DWSI International Subaccount (Class B) (6/03).....  2006      1.519          1.862               --
                                                       2005      1.343          1.519               --
                                                       2004      1.182          1.343               --
                                                       2003      1.000          1.182               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.195          1.246               --
                                                       2005      1.228          1.195               --
                                                       2004      1.127          1.228               --
                                                       2003      1.000          1.127               --

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.414          1.551               --
                                                       2005      1.278          1.414               --
                                                       2004      1.173          1.278               --
                                                       2003      1.000          1.173               --

  DWSII Balanced Subaccount (Class B) (6/03).........  2006      1.120          1.202               --
                                                       2005      1.103          1.120               --
                                                       2004      1.061          1.103               --
                                                       2003      1.000          1.061               --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2006      1.396          1.572            2,708
                                                       2005      1.302          1.396            2,781
                                                       2004      1.153          1.302            2,813
                                                       2003      1.000          1.153               --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.078          1.146           21,225
                                                       2005      1.057          1.078           21,252
                                                       2004      1.000          1.057               --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2006      0.999          1.014           57,836
                                                       2005      1.003          0.999           55,310
                                                       2004      0.986          1.003           51,292
                                                       2003      1.000          0.986           10,155

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2006      1.343          1.501           61,912
                                                       2005      1.258          1.343           61,436
                                                       2004      1.156          1.258           60,793
                                                       2003      1.000          1.156               --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2006      1.354          1.564            4,182
                                                       2005      1.288          1.354            4,172
                                                       2004      1.160          1.288            4,351
                                                       2003      1.000          1.160               --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.635          1.991           12,436
                                                       2005      1.524          1.635           12,737
                                                       2004      1.242          1.524           13,315
                                                       2003      1.000          1.242               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  DWSII Foreign Value Subaccount (Class B) (3/05)....  2006      1.126          1.344               --
                                                       2005      1.078          1.126               --

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2006      1.576          1.997           16,091
                                                       2005      1.316          1.576           16,091
                                                       2004      1.178          1.316           16,091
                                                       2003      1.000          1.178               --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2006      1.003          1.017            7,686
                                                       2005      1.004          1.003            8,871
                                                       2004      0.994          1.004            9,494
                                                       2003      1.000          0.994           10,065

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.133          1.248               --
                                                       2005      1.094          1.133               --
                                                       2004      1.000          1.094               --

  DWSII High Income Subaccount (Class B) (6/03)......  2006      1.206          1.298           35,008
                                                       2005      1.193          1.206           34,247
                                                       2004      1.090          1.193           32,822
                                                       2003      1.000          1.090               --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.052          1.067               --
                                                       2005      1.040          1.052               --
                                                       2004      1.000          1.040               --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2006      1.231          1.231               --
                                                       2005      1.214          1.231               --
                                                       2004      1.130          1.214            2,961
                                                       2003      1.000          1.130               --

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2006      1.549          1.893           20,344
                                                       2005      1.390          1.549           21,148
                                                       2004      1.207          1.390           22,333
                                                       2003      1.000          1.207               --

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2006      1.324          1.398               --
                                                       2005      1.213          1.324               --
                                                       2004      1.117          1.213               --
                                                       2003      1.000          1.117               --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.272          1.251               --
                                                       2005      1.215          1.272               --
                                                       2004      1.108          1.215               --
                                                       2003      1.000          1.108               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  DWSII Large Cap Core Subaccount (Class B) (3/05)...  2006      1.143          1.261               --
                                                       2005      1.062          1.143               --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2006      1.234          1.387            3,036
                                                       2005      1.243          1.234            2,985
                                                       2004      1.160          1.243            2,895
                                                       2003      1.000          1.160               --

  DWSII MFS Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.248          1.279               --
                                                       2005      1.285          1.248               --
                                                       2004      1.120          1.285               --
                                                       2003      1.000          1.120               --

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2006      1.319          1.425               --
                                                       2005      1.177          1.319               --
                                                       2004      1.162          1.177               --
                                                       2003      1.000          1.162               --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.104          1.196               --
                                                       2005      1.075          1.104               --
                                                       2004      1.000          1.075               --

  DWSII Money Market Subaccount (Class B) (6/03).....  2006      0.972          0.990               --
                                                       2005      0.971          0.972               --
                                                       2004      0.988          0.971               --
                                                       2003      1.000          0.988               --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      1.096          1.114               --
                                                       2005      1.174          1.096               --
                                                       2004      1.191          1.174               --
                                                       2003      1.000          1.191               --

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2006      1.274          1.305           11,844
                                                       2005      1.221          1.274           11,028
                                                       2004      1.130          1.221           11,114
                                                       2003      1.000          1.130               --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2006      1.036          1.101            9,882
                                                       2005      1.040          1.036            9,611
                                                       2004      0.983          1.040            9,275
                                                       2003      1.000          0.983               --

  DWSII Technology Subaccount (Class B) (6/03).......  2006      1.214          1.192               --
                                                       2005      1.203          1.214               --
                                                       2004      1.213          1.203               --
                                                       2003      1.000          1.213               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2006      1.423          1.477               --
                                                       2005      1.309          1.423               --
                                                       2004      1.210          1.309               --
                                                       2003      1.000          1.210               --

Metropolitan Series Fund, Inc.
  MSF MFS Total Return Subaccount (Class B) (1/70)...  2006      1.000          1.066           13,226





                         SEPARATE ACCOUNT CHARGES 2.40%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2006      1.464          1.793              --
                                                       2005      1.283          1.464              --
                                                       2004      1.064          1.283              --
                                                       2003      1.000          1.064              --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.139          1.143              --
                                                       2005      1.079          1.139              --
                                                       2004      1.060          1.079              --
                                                       2003      1.000          1.060              --

  Alger American Leveraged AllCap Subaccount (Class
  S) (6/03)..........................................  2006      1.313          1.525              --
                                                       2005      1.178          1.313              --
                                                       2004      1.118          1.178              --
                                                       2003      1.000          1.118              --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2006      2.005          2.594              --
                                                       2005      1.605          2.005              --
                                                       2004      1.316          1.605              --
                                                       2003      1.000          1.316              --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2006      1.613          1.783              --
                                                       2005      1.423          1.613              --
                                                       2004      1.235          1.423              --
                                                       2003      1.000          1.235              --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2006      1.386          1.457              --
                                                       2005      1.303          1.386              --
                                                       2004      1.169          1.303              --
                                                       2003      1.000          1.169              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2006      1.172          1.246              --
                                                       2005      1.161          1.172              --
                                                       2004      1.123          1.161              --
                                                       2003      1.000          1.123              --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2006      1.005          1.130              --
                                                       2005      1.000          1.005              --

  DWS VIT RREEF Real Estate Securities Subaccount
  (Class B) (6/03)...................................  2006      1.610          2.156              --
                                                       2005      1.482          1.610              --
                                                       2004      1.161          1.482              --
                                                       2003      1.000          1.161              --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2006      0.993          1.012           2,173
                                                       2005      1.000          0.993           2,175

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2006      1.237          1.307           1,939
                                                       2005      1.168          1.237              --
                                                       2004      1.112          1.168              --
                                                       2003      1.000          1.112              --

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2006      1.732          2.061              --
                                                       2005      1.503          1.732              --
                                                       2004      1.250          1.503              --
                                                       2003      1.000          1.250              --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2006      1.244          1.376              --
                                                       2005      1.205          1.244              --
                                                       2004      1.125          1.205              --
                                                       2003      1.000          1.125              --

  DWSI Health Care Subaccount (Class B) (6/03).......  2006      1.260          1.301              --
                                                       2005      1.194          1.260              --
                                                       2004      1.120          1.194              --
                                                       2003      1.000          1.120              --

  DWSI International Subaccount (Class B) (6/03).....  2006      1.515          1.856           1,548
                                                       2005      1.341          1.515              --
                                                       2004      1.182          1.341              --
                                                       2003      1.000          1.182              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.192          1.242              --
                                                       2005      1.226          1.192              --
                                                       2004      1.127          1.226              --
                                                       2003      1.000          1.127              --

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.410          1.545              --
                                                       2005      1.276          1.410           1,650
                                                       2004      1.172          1.276              --
                                                       2003      1.000          1.172              --

  DWSII Balanced Subaccount (Class B) (6/03).........  2006      1.117          1.198              --
                                                       2005      1.101          1.117              --
                                                       2004      1.060          1.101              --
                                                       2003      1.000          1.060              --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2006      1.393          1.566              --
                                                       2005      1.300          1.393              --
                                                       2004      1.153          1.300              --
                                                       2003      1.000          1.153              --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.077          1.144              --
                                                       2005      1.056          1.077              --
                                                       2004      1.000          1.056              --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2006      0.996          1.011           2,158
                                                       2005      1.002          0.996           2,161
                                                       2004      0.986          1.002              --
                                                       2003      1.000          0.986              --

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2006      1.340          1.496           3,404
                                                       2005      1.256          1.340           3,408
                                                       2004      1.155          1.256              --
                                                       2003      1.000          1.155              --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2006      1.350          1.559              --
                                                       2005      1.286          1.350              --
                                                       2004      1.160          1.286              --
                                                       2003      1.000          1.160              --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.631          1.984           1,368
                                                       2005      1.521          1.631           1,370
                                                       2004      1.241          1.521              --
                                                       2003      1.000          1.241              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  DWSII Foreign Value Subaccount (Class B) (3/05)....  2006      1.125          1.341              --
                                                       2005      1.053          1.125           2,093

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2006      1.572          1.990              --
                                                       2005      1.314          1.572              --
                                                       2004      1.177          1.314              --
                                                       2003      1.000          1.177              --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2006      1.000          1.013              --
                                                       2005      1.002          1.000              --
                                                       2004      0.993          1.002              --
                                                       2003      1.000          0.993              --

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.132          1.245              --
                                                       2005      1.093          1.132              --
                                                       2004      1.000          1.093              --

  DWSII High Income Subaccount (Class B) (6/03)......  2006      1.203          1.293              --
                                                       2005      1.192          1.203              --
                                                       2004      1.089          1.192              --
                                                       2003      1.000          1.089              --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.051          1.065              --
                                                       2005      1.040          1.051              --
                                                       2004      1.000          1.040              --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2006      1.228          1.228              --
                                                       2005      1.212          1.228              --
                                                       2004      1.129          1.212              --
                                                       2003      1.000          1.129              --

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2006      1.545          1.887           1,562
                                                       2005      1.388          1.545           1,564
                                                       2004      1.207          1.388              --
                                                       2003      1.000          1.207              --

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2006      1.321          1.393              --
                                                       2005      1.211          1.321              --
                                                       2004      1.117          1.211              --
                                                       2003      1.000          1.117              --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.269          1.246              --
                                                       2005      1.213          1.269              --
                                                       2004      1.107          1.213              --
                                                       2003      1.000          1.107              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  DWSII Large Cap Core Subaccount (Class B) (3/05)...  2006      1.142          1.258              --
                                                       2005      1.036          1.142              --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2006      1.231          1.382              --
                                                       2005      1.241          1.231              --
                                                       2004      1.160          1.241              --
                                                       2003      1.000          1.160              --

  DWSII MFS Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.245          1.275              --
                                                       2005      1.283          1.245              --
                                                       2004      1.119          1.283              --
                                                       2003      1.000          1.119              --

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2006      1.316          1.420              --
                                                       2005      1.175          1.316              --
                                                       2004      1.162          1.175              --
                                                       2003      1.000          1.162              --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.102          1.194              --
                                                       2005      1.074          1.102              --
                                                       2004      1.000          1.074              --

  DWSII Money Market Subaccount (Class B) (6/03).....  2006      0.969          0.986              --
                                                       2005      0.969          0.969              --
                                                       2004      0.988          0.969              --
                                                       2003      1.000          0.988              --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      1.093          1.110              --
                                                       2005      1.173          1.093              --
                                                       2004      1.191          1.173              --
                                                       2003      1.000          1.191              --

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2006      1.271          1.300              --
                                                       2005      1.219          1.271              --
                                                       2004      1.130          1.219              --
                                                       2003      1.000          1.130              --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2006      1.033          1.097              --
                                                       2005      1.038          1.033              --
                                                       2004      0.982          1.038              --
                                                       2003      1.000          0.982              --

  DWSII Technology Subaccount (Class B) (6/03).......  2006      1.211          1.188              --
                                                       2005      1.201          1.211              --
                                                       2004      1.213          1.201              --
                                                       2003      1.000          1.213              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2006      1.419          1.472           3,246
                                                       2005      1.307          1.419           3,250
                                                       2004      1.210          1.307              --
                                                       2003      1.000          1.210              --

Metropolitan Series Fund, Inc.
  MSF MFS Total Return Subaccount (Class B) (1/70)...  2006      1.000          1.066              --





                         SEPARATE ACCOUNT CHARGES 2.45%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2006      1.473          1.804             --
                                                       2005      1.292          1.473             --
                                                       2004      1.072          1.292             --
                                                       2003      1.000          1.072             --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.110          1.113             --
                                                       2005      1.052          1.110             --
                                                       2004      1.034          1.052             --
                                                       2003      1.000          1.034             --

  Alger American Leveraged AllCap Subaccount (Class
  S) (6/03)..........................................  2006      1.196          1.388             --
                                                       2005      1.073          1.196             --
                                                       2004      1.019          1.073             --
                                                       2003      1.000          1.019             --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2006      1.587          2.052             --
                                                       2005      1.271          1.587             --
                                                       2004      1.043          1.271             --
                                                       2003      1.000          1.043             --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2006      1.346          1.487             --
                                                       2005      1.188          1.346             --
                                                       2004      1.032          1.188             --
                                                       2003      1.000          1.032             --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2006      1.219          1.281             --
                                                       2005      1.147          1.219             --
                                                       2004      1.029          1.147             --
                                                       2003      1.000          1.029             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2006      1.088          1.157             --
                                                       2005      1.079          1.088             --
                                                       2004      1.044          1.079             --
                                                       2003      1.000          1.044             --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2006      1.004          1.129             --
                                                       2005      1.000          1.004             --

  DWS VIT RREEF Real Estate Securities Subaccount
  (Class B) (6/03)...................................  2006      1.447          1.936             --
                                                       2005      1.332          1.447             --
                                                       2004      1.044          1.332             --
                                                       2003      1.000          1.044             --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2006      0.993          1.011             --
                                                       2005      1.000          0.993             --

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2006      1.159          1.223             --
                                                       2005      1.094          1.159             --
                                                       2004      1.043          1.094             --
                                                       2003      1.000          1.043             --

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2006      1.481          1.761             --
                                                       2005      1.285          1.481             --
                                                       2004      1.070          1.285             --
                                                       2003      1.000          1.070             --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2006      1.166          1.289             --
                                                       2005      1.130          1.166             --
                                                       2004      1.055          1.130             --
                                                       2003      1.000          1.055             --

  DWSI Health Care Subaccount (Class B) (6/03).......  2006      1.224          1.263             --
                                                       2005      1.161          1.224             --
                                                       2004      1.089          1.161             --
                                                       2003      1.000          1.089             --

  DWSI International Subaccount (Class B) (6/03).....  2006      1.391          1.703             --
                                                       2005      1.232          1.391             --
                                                       2004      1.086          1.232             --
                                                       2003      1.000          1.086             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.093          1.139             --
                                                       2005      1.125          1.093             --
                                                       2004      1.034          1.125             --
                                                       2003      1.000          1.034             --

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.235          1.353             --
                                                       2005      1.118          1.235             --
                                                       2004      1.028          1.118             --
                                                       2003      1.000          1.028             --

  DWSII Balanced Subaccount (Class B) (6/03).........  2006      1.086          1.163             --
                                                       2005      1.071          1.086             --
                                                       2004      1.032          1.071             --
                                                       2003      1.000          1.032             --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2006      1.278          1.436             --
                                                       2005      1.194          1.278             --
                                                       2004      1.058          1.194             --
                                                       2003      1.000          1.058             --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.076          1.142             --
                                                       2005      1.056          1.076             --
                                                       2004      1.000          1.056             --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2006      1.026          1.040             --
                                                       2005      1.032          1.026             --
                                                       2004      1.016          1.032             --
                                                       2003      1.000          1.016             --

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2006      1.233          1.376             --
                                                       2005      1.157          1.233             --
                                                       2004      1.064          1.157             --
                                                       2003      1.000          1.064             --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2006      1.242          1.433             --
                                                       2005      1.184          1.242             --
                                                       2004      1.068          1.184             --
                                                       2003      1.000          1.068             --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.390          1.690             --
                                                       2005      1.298          1.390             --
                                                       2004      1.059          1.298             --
                                                       2003      1.000          1.059             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  DWSII Foreign Value Subaccount (Class B) (3/05)....  2006      1.124          1.340             --
                                                       2005      1.077          1.124             --

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2006      1.437          1.818             --
                                                       2005      1.202          1.437             --
                                                       2004      1.078          1.202             --
                                                       2003      1.000          1.078             --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2006      1.015          1.028             --
                                                       2005      1.017          1.015             --
                                                       2004      1.009          1.017             --
                                                       2003      1.000          1.009             --

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.131          1.243             --
                                                       2005      1.093          1.131             --
                                                       2004      1.000          1.093             --

  DWSII High Income Subaccount (Class B) (6/03)......  2006      1.142          1.227             --
                                                       2005      1.132          1.142             --
                                                       2004      1.035          1.132             --
                                                       2003      1.000          1.035             --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.050          1.064             --
                                                       2005      1.039          1.050             --
                                                       2004      1.000          1.039             --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2006      1.151          1.151             --
                                                       2005      1.137          1.151             --
                                                       2004      1.059          1.137             --
                                                       2003      1.000          1.059             --

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2006      1.391          1.698             --
                                                       2005      1.251          1.391             --
                                                       2004      1.088          1.251             --
                                                       2003      1.000          1.088             --

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2006      1.248          1.315             --
                                                       2005      1.145          1.248             --
                                                       2004      1.056          1.145             --
                                                       2003      1.000          1.056             --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.195          1.173             --
                                                       2005      1.143          1.195             --
                                                       2004      1.044          1.143             --
                                                       2003      1.000          1.044             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  DWSII Large Cap Core Subaccount (Class B) (3/05)...  2006      1.141          1.257             --
                                                       2005      1.062          1.141             --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2006      1.132          1.270             --
                                                       2005      1.142          1.132             --
                                                       2004      1.067          1.142             --
                                                       2003      1.000          1.067             --

  DWSII MFS Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.188          1.216             --
                                                       2005      1.224          1.188             --
                                                       2004      1.069          1.224             --
                                                       2003      1.000          1.069             --

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2006      1.152          1.243             --
                                                       2005      1.029          1.152             --
                                                       2004      1.018          1.029             --
                                                       2003      1.000          1.018             --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.101          1.192             --
                                                       2005      1.074          1.101             --
                                                       2004      1.000          1.074             --

  DWSII Money Market Subaccount (Class B) (6/03).....  2006      0.977          0.994             --
                                                       2005      0.978          0.977             --
                                                       2004      0.997          0.978             --
                                                       2003      1.000          0.997             --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      0.938          0.951             --
                                                       2005      1.006          0.938             --
                                                       2004      1.022          1.006             --
                                                       2003      1.000          1.022             --

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2006      1.132          1.157             --
                                                       2005      1.087          1.132             --
                                                       2004      1.007          1.087             --
                                                       2003      1.000          1.007             --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2006      1.084          1.150             --
                                                       2005      1.090          1.084             --
                                                       2004      1.032          1.090             --
                                                       2003      1.000          1.032             --

  DWSII Technology Subaccount (Class B) (6/03).......  2006      1.018          0.997             --
                                                       2005      1.010          1.018             --
                                                       2004      1.020          1.010             --
                                                       2003      1.000          1.020             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2006      1.190          1.233             --
                                                       2005      1.096          1.190             --
                                                       2004      1.015          1.096             --
                                                       2003      1.000          1.015             --

Metropolitan Series Fund, Inc.
  MSF MFS Total Return Subaccount (Class B) (1/70)...  2006      1.000          1.065             --





                         SEPARATE ACCOUNT CHARGES 2.50%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2006      1.460          1.787              --
                                                       2005      1.281          1.460              --
                                                       2004      1.063          1.281           2,000
                                                       2003      1.000          1.063           2,000

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.136          1.139              --
                                                       2005      1.077          1.136              --
                                                       2004      1.059          1.077              --
                                                       2003      1.000          1.059              --

  Alger American Leveraged AllCap Subaccount (Class
  S) (6/03)..........................................  2006      1.310          1.520              --
                                                       2005      1.176          1.310              --
                                                       2004      1.118          1.176              --
                                                       2003      1.000          1.118           3,000

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2006      2.000          2.585              --
                                                       2005      1.603          2.000              --
                                                       2004      1.315          1.603           1,000
                                                       2003      1.000          1.315           1,000

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2006      1.609          1.777              --
                                                       2005      1.420          1.609              --
                                                       2004      1.234          1.420           1,000
                                                       2003      1.000          1.234           1,000

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2006      1.383          1.452              --
                                                       2005      1.301          1.383              --
                                                       2004      1.168          1.301           2,000
                                                       2003      1.000          1.168           2,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2006      1.169          1.242              --
                                                       2005      1.159          1.169              --
                                                       2004      1.122          1.159           3,000
                                                       2003      1.000          1.122           3,000

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2006      1.004          1.129              --
                                                       2005      1.000          1.004              --

  DWS VIT RREEF Real Estate Securities Subaccount
  (Class B) (6/03)...................................  2006      1.606          2.149              --
                                                       2005      1.479          1.606              --
                                                       2004      1.160          1.479              --
                                                       2003      1.000          1.160           2,000

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2006      0.993          1.010              --
                                                       2005      1.000          0.993              --

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2006      1.234          1.302              --
                                                       2005      1.166          1.234              --
                                                       2004      1.112          1.166           2,000
                                                       2003      1.000          1.112           2,000

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2006      1.728          2.054              --
                                                       2005      1.500          1.728              --
                                                       2004      1.249          1.500           1,000
                                                       2003      1.000          1.249           1,000

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2006      1.241          1.371              --
                                                       2005      1.204          1.241              --
                                                       2004      1.124          1.204              --
                                                       2003      1.000          1.124           1,000

  DWSI Health Care Subaccount (Class B) (6/03).......  2006      1.256          1.296              --
                                                       2005      1.192          1.256              --
                                                       2004      1.119          1.192              --
                                                       2003      1.000          1.119           1,000

  DWSI International Subaccount (Class B) (6/03).....  2006      1.511          1.849              --
                                                       2005      1.339          1.511              --
                                                       2004      1.181          1.339           1,000
                                                       2003      1.000          1.181           1,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.189          1.238              --
                                                       2005      1.225          1.189              --
                                                       2004      1.126          1.225           2,000
                                                       2003      1.000          1.126           2,000

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.407          1.540              --
                                                       2005      1.274          1.407              --
                                                       2004      1.172          1.274           1,000
                                                       2003      1.000          1.172           1,000

  DWSII Balanced Subaccount (Class B) (6/03).........  2006      1.114          1.194              --
                                                       2005      1.099          1.114              --
                                                       2004      1.060          1.099           2,000
                                                       2003      1.000          1.060           2,000

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2006      1.389          1.561              --
                                                       2005      1.298          1.389              --
                                                       2004      1.152          1.298           2,000
                                                       2003      1.000          1.152           2,000

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.075          1.141              --
                                                       2005      1.056          1.075              --
                                                       2004      1.000          1.056              --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2006      0.994          1.007              --
                                                       2005      1.000          0.994              --
                                                       2004      0.985          1.000              --
                                                       2003      1.000          0.985           2,000

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2006      1.336          1.491              --
                                                       2005      1.254          1.336              --
                                                       2004      1.154          1.254              --
                                                       2003      1.000          1.154           1,000

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2006      1.347          1.553              --
                                                       2005      1.284          1.347              --
                                                       2004      1.159          1.284              --
                                                       2003      1.000          1.159           1,000

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.627          1.977              --
                                                       2005      1.519          1.627              --
                                                       2004      1.241          1.519              --
                                                       2003      1.000          1.241           2,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  DWSII Foreign Value Subaccount (Class B) (3/05)....  2006      1.123          1.339              --
                                                       2005      1.077          1.123              --

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2006      1.568          1.982              --
                                                       2005      1.312          1.568              --
                                                       2004      1.177          1.312           1,000
                                                       2003      1.000          1.177           1,000

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2006      0.998          1.010              --
                                                       2005      1.000          0.998              --
                                                       2004      0.992          1.000           2,000
                                                       2003      1.000          0.992           2,000

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.130          1.242              --
                                                       2005      1.093          1.130              --
                                                       2004      1.000          1.093              --

  DWSII High Income Subaccount (Class B) (6/03)......  2006      1.200          1.289              --
                                                       2005      1.190          1.200              --
                                                       2004      1.088          1.190              --
                                                       2003      1.000          1.088              --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.049          1.063              --
                                                       2005      1.039          1.049              --
                                                       2004      1.000          1.039              --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2006      1.225          1.225              --
                                                       2005      1.211          1.225              --
                                                       2004      1.129          1.211           1,000
                                                       2003      1.000          1.129           1,000

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2006      1.541          1.880              --
                                                       2005      1.386          1.541              --
                                                       2004      1.206          1.386              --
                                                       2003      1.000          1.206           1,000

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2006      1.318          1.388              --
                                                       2005      1.209          1.318              --
                                                       2004      1.116          1.209           1,000
                                                       2003      1.000          1.116           1,000

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.266          1.242              --
                                                       2005      1.211          1.266              --
                                                       2004      1.107          1.211           1,000
                                                       2003      1.000          1.107           1,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  DWSII Large Cap Core Subaccount (Class B) (3/05)...  2006      1.141          1.255              --
                                                       2005      1.061          1.141              --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2006      1.228          1.377              --
                                                       2005      1.239          1.228              --
                                                       2004      1.159          1.239              --
                                                       2003      1.000          1.159           2,000

  DWSII MFS Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.242          1.271              --
                                                       2005      1.281          1.242              --
                                                       2004      1.119          1.281           1,000
                                                       2003      1.000          1.119           1,000

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2006      1.312          1.415              --
                                                       2005      1.173          1.312              --
                                                       2004      1.161          1.173           1,000
                                                       2003      1.000          1.161           1,000

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.101          1.191              --
                                                       2005      1.074          1.101              --
                                                       2004      1.000          1.074              --

  DWSII Money Market Subaccount (Class B) (6/03).....  2006      0.967          0.983              --
                                                       2005      0.968          0.967              --
                                                       2004      0.987          0.968           1,000
                                                       2003      1.000          0.987           1,000

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      1.090          1.106              --
                                                       2005      1.171          1.090              --
                                                       2004      1.190          1.171           1,000
                                                       2003      1.000          1.190           1,000

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2006      1.267          1.295              --
                                                       2005      1.217          1.267              --
                                                       2004      1.129          1.217              --
                                                       2003      1.000          1.129           1,000

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2006      1.031          1.093              --
                                                       2005      1.037          1.031              --
                                                       2004      0.982          1.037              --
                                                       2003      1.000          0.982           2,000

  DWSII Technology Subaccount (Class B) (6/03).......  2006      1.208          1.184              --
                                                       2005      1.199          1.208              --
                                                       2004      1.212          1.199           1,000
                                                       2003      1.000          1.212           1,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2006      1.416          1.467              --
                                                       2005      1.305          1.416              --
                                                       2004      1.209          1.305           1,000
                                                       2003      1.000          1.209           1,000

Metropolitan Series Fund, Inc.
  MSF MFS Total Return Subaccount (Class B) (1/70)...  2006      1.000          1.065              --





                         SEPARATE ACCOUNT CHARGES 2.60%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount (6/03)...............  2006      1.456          1.780             --
                                                       2005      1.279          1.456             --
                                                       2004      1.063          1.279             --
                                                       2003      1.000          1.063             --

Alger American Fund
  Alger American Balanced Subaccount (Class S)
  (6/03).............................................  2006      1.133          1.136             --
                                                       2005      1.075          1.133             --
                                                       2004      1.059          1.075             --
                                                       2003      1.000          1.059             --

  Alger American Leveraged AllCap Subaccount (Class
  S) (6/03)..........................................  2006      1.306          1.514             --
                                                       2005      1.174          1.306             --
                                                       2004      1.117          1.174             --
                                                       2003      1.000          1.117             --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (6/03).............................................  2006      1.995          2.576             --
                                                       2005      1.600          1.995             --
                                                       2004      1.315          1.600             --
                                                       2003      1.000          1.315             --

  Credit Suisse Trust Global Small Cap Subaccount
  (6/03).............................................  2006      1.605          1.770             --
                                                       2005      1.418          1.605             --
                                                       2004      1.234          1.418             --
                                                       2003      1.000          1.234             --

Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount (Service Shares)
  (6/03).............................................  2006      1.379          1.447             --
                                                       2005      1.299          1.379             --
                                                       2004      1.167          1.299             --
                                                       2003      1.000          1.167             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Subaccount
  (Service Shares) (6/03)............................  2006      1.166          1.238             --
                                                       2005      1.158          1.166             --
                                                       2004      1.121          1.158             --
                                                       2003      1.000          1.121             --

DWS Investments VIT Funds
  DWS VIT Equity 500 Index Subaccount (Class B)
  (9/05).............................................  2006      1.004          1.127             --
                                                       2005      1.000          1.004             --

  DWS VIT RREEF Real Estate Securities Subaccount
  (Class B) (6/03)...................................  2006      1.602          2.141             --
                                                       2005      1.477          1.602             --
                                                       2004      1.160          1.477             --
                                                       2003      1.000          1.160             --

DWS Variable Series I
  DWSI Bond Subaccount (Class B) (7/05)..............  2006      0.992          1.009             --
                                                       2005      1.000          0.992             --

  DWSI Capital Growth Subaccount (Class B) (6/03)....  2006      1.231          1.298             --
                                                       2005      1.164          1.231             --
                                                       2004      1.111          1.164             --
                                                       2003      1.000          1.111             --

  DWSI Global Opportunities Subaccount (Class B)
  (6/03).............................................  2006      1.723          2.047             --
                                                       2005      1.498          1.723             --
                                                       2004      1.249          1.498             --
                                                       2003      1.000          1.249             --

  DWSI Growth & Income Subaccount (Class B) (6/03)...  2006      1.238          1.367             --
                                                       2005      1.202          1.238             --
                                                       2004      1.123          1.202             --
                                                       2003      1.000          1.123             --

  DWSI Health Care Subaccount (Class B) (6/03).......  2006      1.253          1.292             --
                                                       2005      1.190          1.253             --
                                                       2004      1.119          1.190             --
                                                       2003      1.000          1.119             --

  DWSI International Subaccount (Class B) (6/03).....  2006      1.507          1.843             --
                                                       2005      1.337          1.507             --
                                                       2004      1.180          1.337             --
                                                       2003      1.000          1.180             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


DWS Variable Series II
  DWSII Dreman Financial Services Subaccount (Class
  B) (6/03)..........................................  2006      1.186          1.234             --
                                                       2005      1.223          1.186             --
                                                       2004      1.125          1.223             --
                                                       2003      1.000          1.125             --

  DWSII All Cap Growth Subaccount (Class B) (6/03)...  2006      1.403          1.535             --
                                                       2005      1.272          1.403             --
                                                       2004      1.171          1.272             --
                                                       2003      1.000          1.171             --

  DWSII Balanced Subaccount (Class B) (6/03).........  2006      1.111          1.189             --
                                                       2005      1.098          1.111             --
                                                       2004      1.059          1.098             --
                                                       2003      1.000          1.059             --

  DWSII Blue Chip Subaccount (Class B) (6/03)........  2006      1.386          1.555             --
                                                       2005      1.296          1.386             --
                                                       2004      1.151          1.296             --
                                                       2003      1.000          1.151             --

  DWSII Conservative Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.074          1.138             --
                                                       2005      1.056          1.074             --
                                                       2004      1.000          1.056             --

  DWSII Core Fixed Income Subaccount (Class B)
  (6/03).............................................  2006      0.991          1.003             --
                                                       2005      0.999          0.991             --
                                                       2004      0.985          0.999             --
                                                       2003      1.000          0.985             --

  DWSII Davis Venture Value Subaccount (Class B)
  (6/03).............................................  2006      1.333          1.485             --
                                                       2005      1.252          1.333             --
                                                       2004      1.154          1.252             --
                                                       2003      1.000          1.154             --

  DWSII Dreman High Return Equity Subaccount (Class
  B) (6/03)..........................................  2006      1.344          1.548             --
                                                       2005      1.282          1.344             --
                                                       2004      1.158          1.282             --
                                                       2003      1.000          1.158             --

  DWSII Dreman Small Mid Cap Value Subaccount (Class
  B) (6/03)..........................................  2006      1.622          1.970             --
                                                       2005      1.517          1.622             --
                                                       2004      1.240          1.517             --
                                                       2003      1.000          1.240             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  DWSII Foreign Value Subaccount (Class B) (3/05)....  2006      1.122          1.336             --
                                                       2005      1.053          1.122             --

  DWSII Global Thematic Subaccount (Class B) (6/03)..  2006      1.564          1.975             --
                                                       2005      1.310          1.564             --
                                                       2004      1.176          1.310             --
                                                       2003      1.000          1.176             --

  DWSII Government & Agency Securities Subaccount
  (Class B) (6/03)...................................  2006      0.995          1.006             --
                                                       2005      0.999          0.995             --
                                                       2004      0.992          0.999             --
                                                       2003      1.000          0.992             --

  DWSII Growth Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.128          1.239             --
                                                       2005      1.092          1.128             --
                                                       2004      1.000          1.092             --

  DWSII High Income Subaccount (Class B) (6/03)......  2006      1.197          1.284             --
                                                       2005      1.188          1.197             --
                                                       2004      1.088          1.188             --
                                                       2003      1.000          1.088             --

  DWSII Income Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.048          1.060             --
                                                       2005      1.039          1.048             --
                                                       2004      1.000          1.039             --

  DWSII Index 500 Subaccount (Class B) (6/03)........  2006      1.223          1.223             --
                                                       2005      1.209          1.223             --
                                                       2004      1.128          1.209             --
                                                       2003      1.000          1.128             --

  DWSII International Select Equity Subaccount (Class
  B) (6/03)..........................................  2006      1.537          1.873             --
                                                       2005      1.384          1.537             --
                                                       2004      1.205          1.384             --
                                                       2003      1.000          1.205             --

  DWSII Janus Growth & Income Subaccount (Class B)
  (6/03).............................................  2006      1.314          1.383             --
                                                       2005      1.207          1.314             --
                                                       2004      1.115          1.207             --
                                                       2003      1.000          1.115             --

  DWSII Janus Growth Opportunities Subaccount (Class
  B) (6/03)..........................................  2006      1.262          1.238             --
                                                       2005      1.209          1.262             --
                                                       2004      1.106          1.209             --
                                                       2003      1.000          1.106             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  DWSII Large Cap Core Subaccount (Class B) (3/05)...  2006      1.140          1.253             --
                                                       2005      1.036          1.140             --

  DWSII Large Cap Value Subaccount (Class B) (6/03)..  2006      1.225          1.372             --
                                                       2005      1.237          1.225             --
                                                       2004      1.158          1.237             --
                                                       2003      1.000          1.158             --

  DWSII MFS Strategic Value Subaccount (Class B)
  (6/03).............................................  2006      1.239          1.267             --
                                                       2005      1.279          1.239             --
                                                       2004      1.118          1.279             --
                                                       2003      1.000          1.118             --

  DWSII Mid Cap Growth Subaccount (Class B) (6/03)...  2006      1.309          1.410             --
                                                       2005      1.172          1.309             --
                                                       2004      1.161          1.172             --
                                                       2003      1.000          1.161             --

  DWSII Moderate Allocation Subaccount (Class B)
  (8/04).............................................  2006      1.099          1.188             --
                                                       2005      1.074          1.099             --
                                                       2004      1.000          1.074             --

  DWSII Money Market Subaccount (Class B) (6/03).....  2006      0.964          0.979             --
                                                       2005      0.966          0.964             --
                                                       2004      0.987          0.966             --
                                                       2003      1.000          0.987             --

  DWSII Oak Strategic Equity Subaccount (Class B)
  (6/03).............................................  2006      1.088          1.102             --
                                                       2005      1.169          1.088             --
                                                       2004      1.189          1.169             --
                                                       2003      1.000          1.189             --

  DWSII Small Cap Growth Subaccount (Class B)
  (6/03).............................................  2006      1.264          1.291             --
                                                       2005      1.215          1.264             --
                                                       2004      1.128          1.215             --
                                                       2003      1.000          1.128             --

  DWSII Strategic Income Subaccount (Class B)
  (6/03).............................................  2006      1.028          1.090             --
                                                       2005      1.035          1.028             --
                                                       2004      0.981          1.035             --
                                                       2003      1.000          0.981             --

  DWSII Technology Subaccount (Class B) (6/03).......  2006      1.205          1.179             --
                                                       2005      1.198          1.205             --
                                                       2004      1.211          1.198             --
                                                       2003      1.000          1.211             --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------


  DWSII Turner Mid Cap Growth Subaccount (Class B)
  (6/03).............................................  2006      1.412          1.461             --
                                                       2005      1.303          1.412             --
                                                       2004      1.208          1.303             --
                                                       2003      1.000          1.208             --

Metropolitan Series Fund, Inc.
  MSF MFS Total Return Subaccount (Class B) (1/70)...  2006      1.000          1.064             --





* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.


Number of Units Outstanding at End of Year may include units for Contract Owners in payout phase, where appropriate.


If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix C for more information on Variable Funding Option name changes, mergers and substitutions.


Effective on or about 04/29/2005, Scudder Variable Series I-21st Century Growth Portfolio merged into Scudder Variable Series II-Scudder Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-Scudder Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Eagle Focused Large Cap Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Focused Vale and Growth Portfolio merged into Scudder Variable Series I-Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 09/19/2005, Scudder Variable Series II-SVS Index 500 Portfolio merged into Scudder Investments VIT Funds-Scudder VIT Equity Index 500 Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, The Alger American Fund-Alger American Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS Total Return Portfolio and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Dreman Financial Services VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Income Allocation VIP merged into DWS Variable Series II-DWS Conservative Allocation VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS MFS(R) Strategic Value VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Janus Growth Opportunities VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Legg Mason Aggressive Growth VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Mercury Large Cap Core VIP merged into DWS Variable Series I-DWS Growth & Income VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Oak Strategic Equity VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Templeton Foreign Value VIP merged into DWS Variable Series I-DWS International VIP and is no longer available as a funding option.

ANNUAL REPORT
December 31, 2006

            MetLife Life and Annuity Company of Connecticut Variable
                          Annuity Separate Account 2002
                                       of
                 MetLife Life and Annuity Company of Connecticut

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyholders of
MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002 and the Board of Directors of MetLife Life and Annuity Company of Connecticut:

We have audited the accompanying statement of assets and liabilities of the Subaccounts (as disclosed in Appendix A) comprising MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002 (formerly, The Travelers Life and Annuity Company Variable Annuity Separate Account 2002) (the "Separate Account") of MetLife Life and Annuity Company of Connecticut (formerly, The Travelers Life and Annuity Company) ("MLAC") as of December 31, 2006, the related statement of operations for the period in the year then ended, and the statements of changes in net assets for each of the periods in the two years then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial highlights of the Separate Account included in footnote 5 for the periods in the three years ended December 31, 2004, were audited by other auditors whose report, dated March 21, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Subaccounts comprising the Separate Account of MLAC as of December 31, 2006, the results of their operations for the period in the year then ended, and the changes in their net assets for each of the periods in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants

Tampa, Florida
March 19, 2007

                                   APPENDIX A

AIM V.I. Utilities Subaccount
Alger American Balanced Subaccount (Class S)
Alger American Leveraged All Cap Subaccount (Class S)
AllianceBernstein Growth and Income Subaccount (Class B) AllianceBernstein Large-Cap Growth Subaccount (Class B)
American Funds Global Growth Subaccount (Class 2)
American Funds Growth Subaccount (Class 2)
American Funds Growth-Income Subaccount (Class 2)
Capital Appreciation Fund
Credit Suisse Trust Emerging Markets Subaccount
Credit Suisse Trust Global Small Cap Subaccount
Delaware VIP REIT Subaccount (Standard Class)
Dreyfus MidCap Stock Subaccount (Service Shares)
Dreyfus Socially Responsible Growth Subaccount (Service Shares)
Dreyfus VIF Appreciation Subaccount (Initial Shares)
Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
DWS VIT Equity 500 Index Subaccount (Class B)
DWS VIT RREEF Real Estate Securities Subaccount (Class B)
DWSI Capital Growth Subaccount (Class B)
DWSI Global Opportunities Subaccount (Class B)
DWSI Growth & Income Subaccount (Class B)
DWSI Health Care Subaccount (Class B)
DWSI International Subaccount (Class B)
DWSII Dreman Financial Services Subaccount (Class B)
DWSII All Cap Growth Subaccount (Class B)
DWSII Balanced Subaccount (Class B)
DWSII Blue Chip Subaccount (Class B)
DWSII Conservative Allocation Subaccount (Class B)
DWSII Core Fixed Income Subaccount (Class B)
DWSII Davis Venture Value Subaccount (Class B)
DWSII Dreman High Return Equity Subaccount (Class B)
DWSII Dreman Small Mid Cap Value Subaccount (Class B)
DWSII Foreign Value Subaccount (Class B)
DWSII Global Thematic Subaccount (Class B)
DWSII Government & Agency Securities Subaccount (Class B)
DWSII Growth Allocation Subaccount (Class B)
DWSII High Income Subaccount (Class B)
DWSII Income Allocation Subaccount (Class B)
DWSII International Select Equity Subaccount (Class B)
DWSII Janus Growth & Income Subaccount (Class B)
DWSII Janus Growth Opportunities Subaccount (Class B)
DWSII Large Cap Value Subaccount (Class B)
DWSII MFS(R) Strategic Value Subaccount (Class B)
DWSII Mid Cap Growth Subaccount (Class B)
DWSII Moderate Allocation Subaccount (Class B)
DWSII Money Market Subaccount (Class B)
DWSII Oak Strategic Equity Subaccount (Class B)
DWSII Small Cap Growth Subaccount (Class B)
DWSII Strategic Income Subaccount (Class B)
DWSII Technology Subaccount (Class B)
DWSII Turner Mid Cap Growth Subaccount (Class B)
FAMVS Mercury Global Allocation V.I. Subaccount (Class III)
FAMVS Mercury Value Opportunities V.I. Subaccount (Class III)
FTVIPT Franklin Income Securities Subaccount (Class 2)
FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) FTVIPT Mutual Shares Securities Subaccount (Class 2)
FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) FTVIPT Templeton Foreign Securities Subaccount (Class 2)
FTVIPT Templeton Growth Securities Subaccount (Class 2)
High Yield Bond Trust
Janus Aspen Balanced Subaccount (Service Shares)
Janus Aspen Global Life Sciences Subaccount (Service Shares)
Janus Aspen Global Technology Subaccount (Service Shares)
Janus Aspen Mid Cap Growth Subaccount (Service Shares)
Janus Aspen Worldwide Growth Subaccount (Service Shares)
Lazard Retirement Small Cap Subaccount
LMPIS Dividend Strategy Subaccount
LMPIS Premier Selections All Cap Growth Subaccount
LMPVPI All Cap Subaccount (Class I)
LMPVPI Investors Subaccount (Class I)
LMPVPI Large Cap Growth Subaccount (Class I)
LMPVPI Small Cap Growth Subaccount (Class I)
LMPVPII Aggressive Growth Subaccount (Class I)
LMPVPII Appreciation Subaccount
LMPVPII Diversified Strategic Income Subaccount
LMPVPII Equity Index Subaccount (Class II)
LMPVPII Fundamental Value Subaccount
LMPVPII Growth and Income Subaccount (Class I)
LMPVPIII Adjustable Rate Income Subaccount
LMPVPIII Aggressive Growth Subaccount
LMPVPIII High Income Subaccount
LMPVPIII Large Cap Growth Subaccount
LMPVPIII Mid Cap Core Subaccount
LMPVPIII Money Market Subaccount
LMPVPIV Multiple Discipline Subaccount-All Cap Growth and Value
LMPVPIV Multiple Discipline Subaccount-Balanced All Cap Growth and Value LMPVPIV Multiple Discipline Subaccount-Global All Cap Growth and Value LMPVPIV Multiple Discipline Subaccount-Large Cap Growth and Value
LMPVPV Small Cap Growth Opportunities Subaccount
Lord Abbett Growth and Income Subaccount (Class VC)
Lord Abbett Mid-Cap Value Subaccount (Class VC)
Managed Assets Subaccount
MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
MIST BlackRock High Yield Subaccount (Class A)
MIST BlackRock Large-Cap Core Subaccount (Class A)
MIST Dreman Small-Cap Value Subaccount (Class A)
MIST Harris Oakmark International Subaccount (Class A)
MIST Janus Capital Appreciation Subaccount (Class A)
MIST Legg Mason Partners Managed Assets Subaccount (Class A)
MIST Lord Abbett Bond Debenture Subaccount (Class A)
MIST Lord Abbett Growth and Income Subaccount (Class B)
MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
MIST Met/AIM Capital Appreciation Subaccount (Class A)
MIST MFS(R) Value Subaccount (Class A)
MIST Neuberger Berman Real Estate Subaccount (Class A)
MIST Pioneer Fund Subaccount (Class A)
MIST Pioneer Mid-Cap Value Subaccount (Class A)
MIST Pioneer Strategic Income Subaccount (Class A)
MIST Third Avenue Small Cap Value Subaccount (Class B)
Money Market Subaccount
MSF BlackRock Aggressive Growth Subaccount (Class D)
MSF BlackRock Bond Income Subaccount (Class A)
MSF BlackRock Bond Income Subaccount (Class E)
MSF BlackRock Money Market Subaccount (Class A)
MSF Capital Guardian U.S. Equity Subaccount (Class A)
MSF FI Large Cap Subaccount (Class A)
MSF FI Value Leaders Subaccount (Class D)
MSF MetLife Aggressive Allocation Subaccount (Class B)
MSF MetLife Conservative Allocation Subaccount (Class B)
MSF MetLife Conservative to Moderate Allocation Subaccount (Class B)
MSF MetLife Moderate Allocation Subaccount (Class B)
MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B)
MSF MFS(R) Total Return Subaccount (Class B)
MSF MFS(R) Total Return Subaccount (Class F)
MSF Oppenheimer Global Equity Subaccount (Class B)
MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
MSF Western Asset Management High Yield Bond Subaccount (Class A)
MSF Western Asset Management U.S. Government Subaccount (Class A) Oppenheimer Main Street/VA Subaccount ( Service Shares)
PIMCO VIT Real Return Subaccount (Administrative Class)
PIMCO VIT Total Return Subaccount (Administrative Class)
Putnam VT International Equity Subaccount (Class IB)

Putnam VT Small Cap Value Subaccount (Class IB)
Travelers AIM Capital Appreciation Subaccount
Travelers Convertible Securities Subaccount
Travelers Disciplined Mid Cap Stock Subaccount
Travelers Equity Income Subaccount
Travelers Federated High Yield Subaccount
Travelers Federated Stock Subaccount
Travelers Large Cap Subaccount
Travelers Managed Allocation Series: Aggressive Subaccount
Travelers Managed Allocation Series: Conservative Subaccount
Travelers Managed Allocation Series: Moderate Subaccount
Travelers Managed Allocation Series: Moderate-Aggressive Subaccount Travelers Managed Allocation Series: Moderate-Conservative Subaccount Travelers Managed Income Subaccount
Travelers Mercury Large Cap Core Subaccount
Travelers MFS(R) Mid Cap Growth Subaccount
Travelers MFS(R) Total Return Subaccount
Travelers MFS(R) Value Subaccount
Travelers Mondrian International Stock Subaccount
Travelers Pioneer Fund Subaccount
Travelers Pioneer Strategic Income Subaccount
Travelers Quality Bond Subaccount
Travelers Strategic Equity Subaccount
Travelers U.S. Government Securities Subaccount
Travelers Van Kampen Enterprise Subaccount
Van Kampen LIT Comstock Subaccount (Class II)
Van Kampen LIT Enterprise Subaccount (Class II)
Van Kampen LIT Strategic Growth Subaccount (Class I)
VIP Contrafund(R) Subaccount (Service Class 2)
VIP Contrafund(R) Subaccount (Service Class)
VIP Dynamic Capital Appreciation Subaccount (Service Class 2)
VIP Mid Cap Subaccount (Service Class 2)

                      (This page intentionally left blank.)

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2006

                                                                Alger American         American Funds         American Funds
                                                               Leveraged AllCap        Global Growth              Growth
                                        AIM V.I. Utilities        Subaccount             Subaccount             Subaccount
                                            Subaccount             (Class S)              (Class 2)              (Class 2)
                                         ---------------        ---------------        ---------------        ---------------
Assets:
  Investments at market value ...        $        60,258        $       108,970        $     4,187,529        $    10,851,926
  Receivables:
    Dividends ...................                     --                     --                     --                     --
                                         ---------------        ---------------        ---------------        ---------------
      Total Assets ..............                 60,258                108,970              4,187,529             10,851,926
                                         ---------------        ---------------        ---------------        ---------------
Liabilities:
  Payables:
    Insurance charges ...........                      6                     10                    438                  1,165
    Administrative fees .........                     --                      1                     34                     89
  Due to MetLife Life and Annuity
    Company of Connecticut ......                     --                     --                     --                     --
                                         ---------------        ---------------        ---------------        ---------------
      Total Liabilities .........                      6                     11                    472                  1,254
                                         ---------------        ---------------        ---------------        ---------------
Net Assets: .....................        $        60,252        $       108,959        $     4,187,057        $    10,850,672
                                         ===============        ===============        ===============        ===============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                               American Funds        Credit Suisse                                 Dreyfus
                                               Growth-Income        Trust Emerging      Credit Suisse Trust      MidCap Stock
                                                 Subaccount             Markets           Global Small Cap        Subaccount
                                                  (Class 2)           Subaccount             Subaccount        (Service Shares)
                                              --------------        --------------        --------------        --------------
Assets:
  Investments at market value .........       $    9,040,454        $      197,047        $        7,357        $      439,671
  Receivables:
    Dividends .........................                   --                    --                    --                    --
                                              --------------        --------------        --------------        --------------
      Total Assets ....................            9,040,454               197,047                 7,357               439,671
                                              --------------        --------------        --------------        --------------
Liabilities:
  Payables:
    Insurance charges .................                  978                    19                     1                    46
    Administrative fees ...............                   74                     2                    --                     3
  Due to MetLife Life and Annuity
    Company of Connecticut ............                   --                    --                    --                    --
                                              --------------        --------------        --------------        --------------
      Total Liabilities ...............                1,052                    21                     1                    49
                                              --------------        --------------        --------------        --------------
Net Assets: ...........................       $    9,039,402        $      197,026        $        7,356        $      439,622
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

 Dreyfus Socially                                Dreyfus VIF                            DWS VIT RREEF
   Responsible            Dreyfus VIF            Developing          DWS VIT Equity       Real Estate          DWSI Capital
      Growth             Appreciation             Leaders              500 Index         Securities                Growth
    Subaccount            Subaccount             Subaccount           Subaccount          Subaccount             Subaccount
 (Service Shares)      (Initial Shares)       (Initial Shares)         (Class B)           (Class B)              (Class B)
  --------------        --------------        --------------        --------------        --------------        --------------

  $        2,627        $      102,234        $      478,318        $      567,694        $      479,383        $      678,436

              --                    --                    --                    --                    --                    --
  --------------        --------------        --------------        --------------        --------------        --------------
           2,627               102,234               478,318               567,694               479,383               678,436
  --------------        --------------        --------------        --------------        --------------        --------------


              --                     9                    46                    59                    45                    67
              --                     1                     4                     4                     3                     6

              --                    --                    --                    --                10,811                10,811
  --------------        --------------        --------------        --------------        --------------        --------------
              --                    10                    50                    63                10,859                10,884
  --------------        --------------        --------------        --------------        --------------        --------------
  $        2,627        $      102,224        $      478,268        $      567,631        $      468,524        $      667,552
  ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                 DWSI Global          DWSI Growth         DWSI Health             DWSI
                                               Opportunities           & Income              Care             International
                                                 Subaccount           Subaccount          Subaccount           Subaccount
                                                  (Class B)            (Class B)           (Class B)            (Class B)
                                              --------------        --------------        --------------        --------------
Assets:
  Investments at market value .........       $      227,719        $      191,773        $      126,978        $      370,656
  Receivables:
    Dividends .........................                   --                    --                    --                    --
                                              --------------        --------------        --------------        --------------
      Total Assets ....................              227,719               191,773               126,978               370,656
                                              --------------        --------------        --------------        --------------
Liabilities:
  Payables:
    Insurance charges .................                   21                    19                    12                    38
    Administrative fees ...............                    2                     2                     1                     3
  Due to MetLife Life and Annuity
    Company of Connecticut ............                   --                    --                    --                    --
                                              --------------        --------------        --------------        --------------
      Total Liabilities ...............                   23                    21                    13                    41
                                              --------------        --------------        --------------        --------------
Net Assets: ...........................       $      227,696        $      191,752        $      126,965        $      370,615
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                  DWSII                                                              DWSII
    DWSII               DWSII Blue            Conservative           DWSII Core            DWSII Davis           Dreman High
   Balanced                 Chip               Allocation           Fixed Income          Venture Value         Return Equity
  Subaccount            Subaccount             Subaccount            Subaccount            Subaccount             Subaccount
   (Class B)             (Class B)              (Class B)             (Class B)             (Class B)              (Class B)
  --------------        --------------        --------------        --------------        --------------        --------------

  $      154,596        $      356,503        $      207,522        $      694,553        $      773,266        $    1,454,553

              --                    --                    --                    --                    --                    --
  --------------        --------------        --------------        --------------        --------------        --------------
         154,596               356,503               207,522               694,553               773,266             1,454,553
  --------------        --------------        --------------        --------------        --------------        --------------


              16                    34                    18                    68                    75                   140
               1                     3                     2                     6                     6                    12

              --                    --                    --                    --                10,811                    --
  --------------        --------------        --------------        --------------        --------------        --------------
              17                    37                    20                    74                10,892                   152
  --------------        --------------        --------------        --------------        --------------        --------------
  $      154,579        $      356,466        $      207,502        $      694,479        $      762,374        $    1,454,401
  ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                   DWSII                                      DWSII
                                               Dreman Small         DWSII Global           Government &         DWSII Growth
                                               Mid Cap Value          Thematic          Agency Securities        Allocation
                                                Subaccount           Subaccount             Subaccount           Subaccount
                                                 (Class B)            (Class B)              (Class B)            (Class B)
                                              --------------        --------------        --------------        --------------
Assets:
  Investments at market value .........       $      893,569        $      232,746        $      329,875        $      217,618
  Receivables:
    Dividends .........................                   --                    --                    --                    --
                                              --------------        --------------        --------------        --------------
      Total Assets ....................              893,569               232,746               329,875               217,618
                                              --------------        --------------        --------------        --------------
Liabilities:
  Payables:
    Insurance charges .................                   85                    24                    31                    22
    Administrative fees ...............                    7                     2                     3                     2
  Due to MetLife Life and Annuity
    Company of Connecticut ............               21,622                    --                    --                    --
                                              --------------        --------------        --------------        --------------
      Total Liabilities ...............               21,714                    26                    34                    24
                                              --------------        --------------        --------------        --------------
Net Assets: ...........................       $      871,855        $      232,720        $      329,841        $      217,594
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                             DWSII
      DWSII             International           DWSII Janus              DWSII                DWSII                  DWSII
    High Income         Select Equity         Growth & Income       Large Cap Value       Mid Cap Growth      Moderate Allocation
    Subaccount            Subaccount             Subaccount           Subaccount            Subaccount             Subaccount
     (Class B)             (Class B)              (Class B)             (Class B)             (Class B)              (Class B)
  --------------        --------------        --------------        --------------        --------------        --------------

  $      812,965        $      364,902        $      224,682        $      521,511        $       13,428        $      533,089

              --                    --                    --                    --                    --                    --
  --------------        --------------        --------------        --------------        --------------        --------------
         812,965               364,902               224,682               521,511                13,428               533,089
  --------------        --------------        --------------        --------------        --------------        --------------


              73                    35                    22                    50                     2                    59
               6                     3                     2                     4                    --                     4

          32,433                    --                    --                10,811                    --                    --
  --------------        --------------        --------------        --------------        --------------        --------------
          32,512                    38                    24                10,865                     2                    63
  --------------        --------------        --------------        --------------        --------------        --------------
  $      780,453        $      364,864        $      224,658        $      510,646        $       13,426        $      533,026
  ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                    DWSII                DWSII                 DWSII                DWSII
                                                Money Market       Small Cap Growth      Strategic Income        Technology
                                                 Subaccount           Subaccount            Subaccount           Subaccount
                                                  (Class B)            (Class B)             (Class B)            (Class B)
                                              --------------        --------------        --------------        --------------
Assets:
  Investments at market value .........       $   11,717,720        $      184,663        $      157,313        $      254,137
  Receivables:
    Dividends .........................               21,878                    --                    --                    --
                                              --------------        --------------        --------------        --------------
      Total Assets ....................           11,739,598               184,663               157,313               254,137
                                              --------------        --------------        --------------        --------------
Liabilities:
  Payables:
    Insurance charges .................                  998                    19                    15                    25
    Administrative fees ...............                   97                     1                     1                     2
  Due to MetLife Life and Annuity
    Company of Connecticut ............                   --                    --                    --                    --
                                              --------------        --------------        --------------        --------------
      Total Liabilities ...............                1,095                    20                    16                    27
                                              --------------        --------------        --------------        --------------
Net Assets: ...........................       $   11,738,503        $      184,643        $      157,297        $      254,110
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                              FTVIPT Franklin      FTVIPT Templeton
   DWSII Turner        FTVIPT Franklin         Small-Mid Cap      Developing Markets     FTVIPT Templeton          Janus Aspen
  Mid Cap Growth       Income Securities     Growth Securities        Securities        Foreign Securities    Global Life Sciences
    Subaccount            Subaccount            Subaccount            Subaccount            Subaccount             Subaccount
     (Class B)             (Class 2)             (Class 2)             (Class 2)             (Class 2)          (Service Shares)
  --------------        --------------        --------------        --------------        --------------        --------------

  $      271,636        $      257,892        $      597,146        $    1,325,946        $    2,032,243        $       26,515

              --                    --                    --                    --                    --                    --
  --------------        --------------        --------------        --------------        --------------        --------------
         271,636               257,892               597,146             1,325,946             2,032,243                26,515
  --------------        --------------        --------------        --------------        --------------        --------------


              25                    30                    65                   134                   212                     3
               2                     2                     5                    10                    17                    --

          10,811                    --                    --                    --                    --                    --
  --------------        --------------        --------------        --------------        --------------        --------------
          10,838                    32                    70                   144                   229                     3
  --------------        --------------        --------------        --------------        --------------        --------------
  $      260,798        $      257,860        $      597,076        $    1,325,802        $    2,032,014        $       26,512
  ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                               Janus Aspen           Janus Aspen             Janus Aspen            LMPIS
                                            Global Technology      Mid Cap Growth         Worldwide Growth         Dividend
                                               Subaccount            Subaccount              Subaccount            Strategy
                                            (Service Shares)      (Service Shares)        (Service Shares)        Subaccount
                                              --------------        --------------        --------------        --------------
Assets:
  Investments at market value .........       $       44,892        $      177,633        $       50,363        $      135,068
  Receivables:
    Dividends .........................                   --                    --                    --                    --
                                              --------------        --------------        --------------        --------------
      Total Assets ....................               44,892               177,633                50,363               135,068
                                              --------------        --------------        --------------        --------------
Liabilities:
  Payables:
    Insurance charges .................                    5                    18                     5                    13
    Administrative fees ...............                   --                     2                     1                     1
  Due to MetLife Life and Annuity
    Company of Connecticut ............                   --                    --                    --                    --
                                              --------------        --------------        --------------        --------------
      Total Liabilities ...............                    5                    20                     6                    14
                                              --------------        --------------        --------------        --------------
Net Assets: ...........................       $       44,887        $      177,613        $       50,357        $      135,054
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

        LMPIS                LMPVPV              LMPVPI                LMPVPI                LMPVPI                 LMPVPI
 Premier Selections         Small Cap            All Cap              Investors         Large Cap Growth       Small Cap Growth
   All Cap Growth     Growth Opportunities     Subaccount            Subaccount            Subaccount             Subaccount
     Subaccount            Subaccount           (Class I)             (Class I)             (Class I)              (Class I)
  --------------        --------------        --------------        --------------        --------------        --------------

  $        8,844        $      232,684        $      345,828        $      334,981        $      155,895        $      583,075

              --                    --                    --                    --                    --                    --
  --------------        --------------        --------------        --------------        --------------        --------------
           8,844               232,684               345,828               334,981               155,895               583,075
  --------------        --------------        --------------        --------------        --------------        --------------


               1                    27                    36                    35                    15                    63
              --                     2                     3                     3                     1                     5

              --                    --                    --                    --                    --                    --
  --------------        --------------        --------------        --------------        --------------        --------------
               1                    29                    39                    38                    16                    68
  --------------        --------------        --------------        --------------        --------------        --------------
  $        8,843        $      232,655        $      345,789        $      334,943        $      155,879        $      583,007
  ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                 LMPVPII                                      LMPVPII             LMPVPII
                                            Aggressive Growth           LMPVPII             Diversified         Equity Index
                                               Subaccount            Appreciation        Strategic Income        Subaccount
                                                (Class I)             Subaccount            Subaccount           (Class II)
                                              --------------        --------------        --------------        --------------
Assets:
  Investments at market value .........       $      334,463        $      882,483        $      376,766        $    1,251,720
  Receivables:
    Dividends .........................                   --                    --                    --                    --
                                              --------------        --------------        --------------        --------------
      Total Assets ....................              334,463               882,483               376,766             1,251,720
                                              --------------        --------------        --------------        --------------
Liabilities:
  Payables:
    Insurance charges .................                   31                    97                    38                   128
    Administrative fees ...............                    3                     7                     3                    11
  Due to MetLife Life and Annuity
    Company of Connecticut ............                   --                    --                    --                    --
                                              --------------        --------------        --------------        --------------
      Total Liabilities ...............                   34                   104                    41                   139
                                              --------------        --------------        --------------        --------------
Net Assets: ...........................       $      334,429        $      882,379        $      376,725        $    1,251,581
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                          LMPVPII               LMPVPIII
      LMPVPII       Growth and Income          Adjustable             LMPVPIII              LMPVPIII               LMPVPIII
 Fundamental Value      Subaccount             Rate Income        Aggressive Growth        High Income         Large Cap Growth
    Subaccount           (Class I)             Subaccount            Subaccount            Subaccount             Subaccount
  --------------        --------------        --------------        --------------        --------------        --------------

  $    1,229,494        $      228,276        $      352,148        $    1,635,782        $    1,770,970        $      317,117

              --                    --                    --                    --                    --                    --
  --------------        --------------        --------------        --------------        --------------        --------------
       1,229,494               228,276               352,148             1,635,782             1,770,970               317,117
  --------------        --------------        --------------        --------------        --------------        --------------


             135                    25                    36                   177                   185                    36
              10                     2                     3                    14                    15                     2

              --                    --                    --                    --                    --                    --
  --------------        --------------        --------------        --------------        --------------        --------------
             145                    27                    39                   191                   200                    38
  --------------        --------------        --------------        --------------        --------------        --------------
  $    1,229,349        $      228,249        $      352,109        $    1,635,591        $    1,770,770        $      317,079
  ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                                                          LMPVPIV              LMPVPIV
                                                                                    Multiple Discipline  Multiple Discipline
                                                LMPVPIII             LMPVPIII          Subaccount-           Subaccount-
                                              Mid Cap Core         Money Market       All Cap Growth      Balanced All Cap
                                               Subaccount           Subaccount           and Value        Growth and Value
                                              --------------        --------------        --------------        --------------
Assets:
  Investments at market value .........       $      438,589        $    1,204,489        $    7,130,586        $    3,381,420
  Receivables:
    Dividends .........................                   --                    --                    --                    --
                                              --------------        --------------        --------------        --------------
      Total Assets ....................              438,589             1,204,489             7,130,586             3,381,420
                                              --------------        --------------        --------------        --------------
Liabilities:
  Payables:
    Insurance charges .................                   49                   122                   816                   365
    Administrative fees ...............                    4                    10                    59                    28
  Due to MetLife Life and Annuity
    Company of Connecticut ............                   --                    --                    --                    --
                                              --------------        --------------        --------------        --------------
      Total Liabilities ...............                   53                   132                   875                   393
                                              --------------        --------------        --------------        --------------
Net Assets: ...........................       $      438,536        $    1,204,357        $    7,129,711        $    3,381,027
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

       LMPVPIV               LMPVPIV
Multiple Discipline    Multiple Discipline      Lord Abbett           Lord Abbett        MIST Batterymarch       MIST BlackRock
     Subaccount-           Subaccount-       Growth and Income       Mid-Cap Value         Mid-Cap Stock           High Yield
   Global All Cap           Large Cap           Subaccount            Subaccount            Subaccount             Subaccount
  Growth and Value      Growth and Value        (Class VC)            (Class VC)             (Class A)              (Class A)
  --------------        --------------        --------------        --------------        --------------        --------------

  $      558,536        $      930,082        $    1,757,465        $    4,872,878        $      275,732        $      822,281

              --                    --                    --                    --                    --                    --
  --------------        --------------        --------------        --------------        --------------        --------------
         558,536               930,082             1,757,465             4,872,878               275,732               822,281
  --------------        --------------        --------------        --------------        --------------        --------------


              63                   103                   193                   522                    26                    80
               4                     8                    15                    40                     2                     7

              --                    --                    --                    --                    --                    --
  --------------        --------------        --------------        --------------        --------------        --------------
              67                   111                   208                   562                    28                    87
  --------------        --------------        --------------        --------------        --------------        --------------
  $      558,469        $      929,971        $    1,757,257        $    4,872,316        $      275,704        $      822,194
  ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                                                            MIST Harris          MIST Janus
                                               MIST BlackRock         MIST Dreman            Oakmark               Capital
                                               Large-Cap Core      Small-Cap Value         International        Appreciation
                                                 Subaccount           Subaccount            Subaccount           Subaccount
                                                  (Class A)            (Class A)             (Class A)            (Class A)
                                              --------------        --------------        --------------        --------------
Assets:
  Investments at market value .........       $    3,147,675        $       16,222        $      822,558        $      896,118
  Receivables:
    Dividends .........................                   --                    --                    --                    --
                                              --------------        --------------        --------------        --------------
      Total Assets ....................            3,147,675                16,222               822,558               896,118
                                              --------------        --------------        --------------        --------------
Liabilities:
  Payables:
    Insurance charges .................                  342                     1                    81                    91
    Administrative fees ...............                   26                    --                     7                     7
  Due to MetLife Life and Annuity
    Company of Connecticut ............                   --                    --                    --                    --
                                              --------------        --------------        --------------        --------------
      Total Liabilities ...............                  368                     1                    88                    98
                                              --------------        --------------        --------------        --------------
Net Assets: ...........................       $    3,147,307        $       16,221        $      822,470        $      896,020
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

   MIST Legg Mason                                                                        MIST Met/AIM
      Partners         MIST Lord Abbett     MIST Lord Abbett      MIST Lord Abbett           Capital              MIST MFS(R)
   Managed Assets       Bond Debenture      Growth and Income       Mid-Cap Value         Appreciation              Value
     Subaccount           Subaccount           Subaccount            Subaccount            Subaccount             Subaccount
      (Class A)            (Class A)            (Class B)             (Class B)             (Class A)              (Class A)
  --------------        --------------        --------------        --------------        --------------        --------------

  $       53,059        $      603,385        $    4,047,413        $       47,427        $      399,164        $      354,507

              --                    --                    --                    --                    --                    --
  --------------        --------------        --------------        --------------        --------------        --------------
          53,059               603,385             4,047,413                47,427               399,164               354,507
  --------------        --------------        --------------        --------------        --------------        --------------


               5                    60                   403                     5                    39                    38
               1                     5                    33                    --                     3                     3

              --                    --                    --                    --                    --                    --
  --------------        --------------        --------------        --------------        --------------        --------------
               6                    65                   436                     5                    42                    41
  --------------        --------------        --------------        --------------        --------------        --------------
  $       53,053        $      603,320        $    4,046,977        $       47,422        $      399,122        $      354,466
  ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                                                             MIST                 MIST
                                               MIST Neuberger            MIST               Pioneer              Pioneer
                                             Berman Real Estate      Pioneer Fund        Mid-Cap Value      Strategic Income
                                                 Subaccount           Subaccount          Subaccount           Subaccount
                                                  (Class A)            (Class A)           (Class A)            (Class A)
                                              --------------        --------------        --------------        --------------
Assets:
  Investments at market value .........       $    1,436,583        $      289,469        $        7,073        $      645,684
  Receivables:
    Dividends .........................                   --                    --                    --                    --
                                              --------------        --------------        --------------        --------------
      Total Assets ....................            1,436,583               289,469                 7,073               645,684
                                              --------------        --------------        --------------        --------------
Liabilities:
  Payables:
    Insurance charges .................                  145                    31                     1                    63
    Administrative fees ...............                   12                     3                    --                     5
  Due to MetLife Life and Annuity
    Company of Connecticut ............                   --                    --                    --                    --
                                              --------------        --------------        --------------        --------------
      Total Liabilities ...............                  157                    34                     1                    68
                                              --------------        --------------        --------------        --------------
Net Assets: ...........................       $    1,436,426        $      289,435        $        7,072        $      645,616
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                                                                               MSF Capital
 MIST Third Avenue       MSF BlackRock          MSF BlackRock         MSF BlackRock        MSF BlackRock         Guardian
  Small Cap Value      Aggressive Growth         Bond Income           Bond Income         Money Market         U.S. Equity
    Subaccount            Subaccount             Subaccount            Subaccount           Subaccount          Subaccount
     (Class B)             (Class D)              (Class A)             (Class E)            (Class A)           (Class A)
  --------------        --------------        --------------        --------------        --------------        --------------

  $    1,415,205        $      591,174        $      884,266        $      558,170        $      279,140        $       57,936

              --                    --                    --                    --                    --                    --
  --------------        --------------        --------------        --------------        --------------        --------------
       1,415,205               591,174               884,266               558,170               279,140                57,936
  --------------        --------------        --------------        --------------        --------------        --------------


             147                    56                    90                    63                    29                     6
              12                     5                     7                     5                     3                    --

              --                    --                    --                    --                    --                    --
  --------------        --------------        --------------        --------------        --------------        --------------
             159                    61                    97                    68                    32                     6
  --------------        --------------        --------------        --------------        --------------        --------------
  $    1,415,046        $      591,113        $      884,169        $      558,102        $      279,108        $       57,930
  ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                                                             MSF MetLife         MSF MetLife
                                                  MSF FI            MSF FI Value            Aggressive           Conservative
                                                Large Cap              Leaders               Allocation           Allocation
                                                Subaccount           Subaccount              Subaccount           Subaccount
                                                 (Class A)            (Class D)               (Class B)            (Class B)
                                              --------------        --------------        --------------        --------------
Assets:
  Investments at market value .........       $      594,544        $    1,405,453        $       45,564        $      106,437
  Receivables:
    Dividends .........................                   --                    --                    --                    --
                                              --------------        --------------        --------------        --------------
      Total Assets ....................              594,544             1,405,453                45,564               106,437
                                              --------------        --------------        --------------        --------------
Liabilities:
  Payables:
    Insurance charges .................                   66                   148                     4                    10
    Administrative fees ...............                    5                    12                    --                     1
  Due to MetLife Life and Annuity
    Company of Connecticut ............                   --                    --                    --                    --
                                              --------------        --------------        --------------        --------------
      Total Liabilities ...............                   71                   160                     4                    11
                                              --------------        --------------        --------------        --------------
Net Assets: ...........................       $      594,473        $    1,405,293        $       45,560        $      106,426
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

    MSF MetLife           MSF MetLife                                                          MSF                   MSF
  Conservative to           Moderate            MSF MFS(R)            MSF MFS(R)           Oppenheimer          T. Rowe Price
Moderate Allocation       Allocation           Total Return          Total Return         Global Equity        Large Cap Growth
    Subaccount            Subaccount            Subaccount            Subaccount            Subaccount            Subaccount
    (Class B)             (Class B)             (Class B)             (Class F)             (Class B)             (Class B)
  --------------        --------------        --------------        --------------        --------------        --------------

  $      180,912        $      389,146        $      281,910        $    6,004,113        $    4,012,053        $      242,360

              --                    --                    --                    --                    --                    --
  --------------        --------------        --------------        --------------        --------------        --------------
         180,912               389,146               281,910             6,004,113             4,012,053               242,360
  --------------        --------------        --------------        --------------        --------------        --------------


              19                    40                    28                   608                   411                    25
               1                     3                     2                    49                    33                     2

              --                    --                    --                    --                    --                    --
  --------------        --------------        --------------        --------------        --------------        --------------
              20                    43                    30                   657                   444                    27
  --------------        --------------        --------------        --------------        --------------        --------------
  $      180,892        $      389,103        $      281,880        $    6,003,456        $    4,011,609        $      242,333
  ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                             MSF Western Asset    MSF Western Asset       PIMCO VIT            PIMCO VIT
                                              Management High      Management U.S.       Real Return         Total Return
                                                Yield Bond           Government          Subaccount           Subaccount
                                                Subaccount           Subaccount        (Administrative      (Administrative
                                                 (Class A)            (Class A)             Class)              Class)
                                              --------------        --------------        --------------        --------------
Assets:
  Investments at market value .........       $      310,594        $      184,713        $    1,549,233        $    4,140,240
  Receivables:
    Dividends .........................                   --                    --                    --                    --
                                              --------------        --------------        --------------        --------------
      Total Assets ....................              310,594               184,713             1,549,233             4,140,240
                                              --------------        --------------        --------------        --------------
Liabilities:
  Payables:
    Insurance charges .................                   28                    18                   152                   441
    Administrative fees ...............                    3                     2                    13                    34
  Due to MetLife Life and Annuity
    Company of Connecticut ............                   --                    --                    --                    --
                                              --------------        --------------        --------------        --------------
      Total Liabilities ...............                   31                    20                   165                   475
                                              --------------        --------------        --------------        --------------
Net Assets: ...........................       $      310,563        $      184,693        $    1,549,068        $    4,139,765
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

    Putnam VT
  International           Putnam VT           Van Kampen LIT        Van Kampen LIT        Van Kampen LIT
     Equity            Small Cap Value           Comstock             Enterprise         Strategic Growth       VIP Contrafund(R)
   Subaccount            Subaccount             Subaccount            Subaccount            Subaccount             Subaccount
   (Class IB)            (Class IB)             (Class II)            (Class II)             (Class I)          (Service Class 2)
  --------------        --------------        --------------        --------------        --------------        --------------

  $      316,267        $    1,121,826        $    3,646,808        $      148,921        $      133,343        $    1,210,995

              --                    --                    --                    --                    --                    --
  --------------        --------------        --------------        --------------        --------------        --------------
         316,267             1,121,826             3,646,808               148,921               133,343             1,210,995
  --------------        --------------        --------------        --------------        --------------        --------------


              35                   106                   387                    17                    14                   125
               2                     9                    30                     1                     1                    10

              --                    --                    --                    --                    --                    --
  --------------        --------------        --------------        --------------        --------------        --------------
              37                   115                   417                    18                    15                   135
  --------------        --------------        --------------        --------------        --------------        --------------
  $      316,230        $    1,121,711        $    3,646,391        $      148,903        $      133,328        $    1,210,860
  ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                             MLAC VARIABLE ANNUITY
                             SEPARATE ACCOUNT 2002

               STATEMENT OF ASSETS AND LIABILITIES -- (Concluded)
                               December 31, 2006

                                                              VIP Dynamic
                                                                Capital
                                       VIP Contrafund(R)     Appreciation           VIP Mid Cap
                                         Subaccount           Subaccount            Subaccount
                                       (Service Class)     (Service Class 2)     (Service Class 2)
                                        --------------       --------------       --------------
Assets:
  Investments at market value ...       $      646,724       $       62,476       $    1,738,021
  Receivables:
    Dividends ...................                   --                   --                   --
                                        --------------       --------------       --------------
      Total Assets ..............              646,724               62,476            1,738,021
                                        --------------       --------------       --------------
Liabilities:
  Payables:
    Insurance charges ...........                   73                    5                  181
    Administrative fees .........                    5                    1                   14
  Due to MetLife Life and Annuity
    Company of Connecticut ......                   --                   --                   --
                                        --------------       --------------       --------------
      Total Liabilities .........                   78                    6                  195
                                        --------------       --------------       --------------
Net Assets: .....................       $      646,646       $       62,470       $    1,737,826
                                        ==============       ==============       ==============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                             STATEMENT OF OPERATIONS
                      For the year ended December 31, 2006

                                                                                         Alger American      Alliance Bernstein
                                                                   Alger American          Leveraged             Growth and
                                                 AIM V.I.             Balanced              All Cap                Income
                                                Utilities            Subaccount            Subaccount            Subaccount
                                                Subaccount            (Class S)             (Class S)             (Class B)
                                              --------------       --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $        1,898       $           --        $           --        $           --
                                              --------------       --------------        --------------        --------------
Expenses:
  Insurance charges ...................                1,317                1,749                 1,603                 1,898
  Administrative fees .................                  105                  141                   141                   142
                                              --------------       --------------        --------------        --------------
    Total expenses ....................                1,422                1,890                 1,744                 2,040
                                              --------------       --------------        --------------        --------------
      Net investment income (loss) ....                  476               (1,890)               (1,744)               (2,040)
                                              --------------       --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                1,172                   --                    --                    --
    Realized gain (loss) on sale of
      investments .....................                6,289               35,725                13,126                56,204
                                              --------------       --------------        --------------        --------------
      Realized gain (loss) ............                7,461               35,725                13,126                56,204
                                              --------------       --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................                5,103              (32,066)                5,185               (41,629)
                                              --------------       --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $       13,040       $        1,769        $       16,567        $       12,535
                                              ==============       ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                            Alliance Bernstein
                                                Large-Cap          American Funds        American Funds         American Funds
                                                  Growth           Global Growth             Growth             Growth-Income
                                                Subaccount           Subaccount            Subaccount             Subaccount
                                                 (Class B)            (Class 2)             (Class 2)              (Class 2)
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $           --        $       35,995        $       83,888        $      135,372
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................                1,542                77,726               215,255               183,280
  Administrative fees .................                  120                 6,142                16,490                13,886
                                              --------------        --------------        --------------        --------------
    Total expenses ....................                1,662                83,868               231,745               197,166
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....               (1,662)              (47,873)             (147,857)              (61,794)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                   --                    --                68,096               219,848
    Realized gain (loss) on sale of
      investments .....................               50,029               202,895               577,918               421,672
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............               50,029               202,895               646,014               641,520
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................              (50,034)              514,692               330,549               526,310
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $       (1,667)       $      669,714        $      828,706        $    1,106,036
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                                                               Dreyfus Socially
                        Credit Suisse          Credit Suisse            Delaware              Dreyfus            Responsible
     Capital            Trust Emerging          Trust Global            VIP REIT            MidCap Stock            Growth
   Appreciation            Markets               Small Cap             Subaccount            Subaccount           Subaccount
       Fund               Subaccount             Subaccount         (Standard Class)      (Service Shares)     (Service Shares)
  --------------        --------------        --------------        --------------        --------------        --------------

  $           --        $          779        $           --        $       27,193        $          849        $           --
  --------------        --------------        --------------        --------------        --------------        --------------

           5,181                 2,662                   339                 8,621                 9,027                   103
             418                   228                    26                   698                   711                     7
  --------------        --------------        --------------        --------------        --------------        --------------
           5,599                 2,890                   365                 9,319                 9,738                   110
  --------------        --------------        --------------        --------------        --------------        --------------
          (5,599)               (2,111)                 (365)               17,874                (8,889)                 (110)
  --------------        --------------        --------------        --------------        --------------        --------------


          32,545                 1,912                    --                90,665                76,570                    --

         163,696                16,877                 4,133               216,425                24,695                   487
  --------------        --------------        --------------        --------------        --------------        --------------
         196,241                18,789                 4,133               307,090               101,265                   487
  --------------        --------------        --------------        --------------        --------------        --------------

        (199,591)               25,395                (2,117)             (208,587)              (61,987)                  (37)
  --------------        --------------        --------------        --------------        --------------        --------------

  $       (8,949)       $       42,073        $        1,651        $      116,377        $       30,389        $          340
  ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                    Dreyfus VIF             DWS VIT                DWS VIT
                                               Dreyfus VIF           Developing            Equity 500             RREEF Real
                                               Appreciation           Leaders                Index            Estate Securities
                                                Subaccount           Subaccount            Subaccount             Subaccount
                                             (Initial Shares)     (Initial Shares)          (Class B)              (Class B)
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $        2,579        $        2,303        $        3,755        $           --
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................                2,307                 9,789                 8,989                 8,351
  Administrative fees .................                  214                   843                   718                   704
                                              --------------        --------------        --------------        --------------
    Total expenses ....................                2,521                10,632                 9,707                 9,055
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....                   58                (8,329)               (5,952)               (9,055)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                   --                47,620                    --                 8,820
    Realized gain (loss) on sale of
      investments .....................               11,661                29,437                 2,255                59,724
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............               11,661                77,057                 2,255                68,544
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................                6,976               (55,956)               64,229                81,183
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $       18,695        $       12,772        $       60,532        $      140,672
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

       DWSI              DWSI Global              DWSI                  DWSI                  DWSI               DWSII Dreman
  Capital Growth        Opportunities       Growth & Income         Health Care          International        Financial Services
    Subaccount            Subaccount           Subaccount            Subaccount            Subaccount             Subaccount
     (Class B)             (Class B)            (Class B)             (Class B)             (Class B)              (Class B)
  --------------        --------------        --------------        --------------        --------------        --------------

  $          884        $        2,472        $        1,094        $           --        $        6,286        $        6,515
  --------------        --------------        --------------        --------------        --------------        --------------

           8,980                 4,603                 3,365                 3,045                 6,789                 2,700
             721                   393                   273                   247                   554                   225
  --------------        --------------        --------------        --------------        --------------        --------------
           9,701                 4,996                 3,638                 3,292                 7,343                 2,925
  --------------        --------------        --------------        --------------        --------------        --------------
          (8,817)               (2,524)               (2,544)               (3,292)               (1,057)                3,590
  --------------        --------------        --------------        --------------        --------------        --------------


              --                    --                    --                   811                    --                32,820

          19,751                27,013                 2,860                11,870                35,530                (8,777)
  --------------        --------------        --------------        --------------        --------------        --------------
          19,751                27,013                 2,860                12,681                35,530                24,043
  --------------        --------------        --------------        --------------        --------------        --------------

          16,274                22,221                19,042                (6,272)               38,468               (15,839)
  --------------        --------------        --------------        --------------        --------------        --------------

  $       27,208        $       46,710        $       19,358        $        3,117        $       72,941        $       11,794
  ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                                                                    DWSII
                                                 DWSII                DWSII                  DWSII              Conservative
                                             All Cap Growth          Balanced              Blue Chip             Allocation
                                               Subaccount           Subaccount             Subaccount            Subaccount
                                                (Class B)            (Class B)              (Class B)             (Class B)
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $           --        $        3,668        $        2,211        $        3,487
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................                  535                 3,261                 7,744                 4,321
  Administrative fees .................                   43                   266                   650                   389
                                              --------------        --------------        --------------        --------------
    Total expenses ....................                  578                 3,527                 8,394                 4,710
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....                 (578)                  141                (6,183)               (1,223)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                9,371                    --                23,775                 1,549
    Realized gain (loss) on sale of
      investments .....................                1,901                16,392                53,020                 9,172
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............               11,272                16,392                76,795                10,721
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................               (7,695)               (1,277)              (13,471)                6,857
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $        2,999        $       15,256        $       57,141        $       16,355
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                        DWSII
   DWSII Core           DWSII Davis            DWSII Dreman          Dreman Small        DWSII Templeton             DWSII
  Fixed Income         Venture Value        High Return Equity      Mid Cap Value         Foreign Value         Global Thematic
   Subaccount            Subaccount             Subaccount            Subaccount            Subaccount             Subaccount
    (Class B)             (Class B)              (Class B)             (Class B)             (Class B)              (Class B)
  --------------        --------------        --------------        --------------        --------------        --------------

  $       23,257        $        2,888        $       17,142        $        3,928        $          811        $          723
  --------------        --------------        --------------        --------------        --------------        --------------

          12,517                16,816                22,248                16,371                   592                 4,696
           1,056                 1,375                 1,893                 1,369                    43                   365
  --------------        --------------        --------------        --------------        --------------        --------------
          13,573                18,191                24,141                17,740                   635                 5,061
  --------------        --------------        --------------        --------------        --------------        --------------
           9,684               (15,303)               (6,999)              (13,812)                  176                (4,338)
  --------------        --------------        --------------        --------------        --------------        --------------


             117                    --                54,629                79,642                 8,260                27,284

          (3,898)              122,960                66,149                76,420                (1,191)               61,876
  --------------        --------------        --------------        --------------        --------------        --------------
          (3,781)              122,960               120,778               156,062                 7,069                89,160
  --------------        --------------        --------------        --------------        --------------        --------------

           6,915               (11,836)               78,271                52,944                (1,632)              (26,151)
  --------------        --------------        --------------        --------------        --------------        --------------

  $       12,818        $       95,821        $      192,050        $      195,194        $        5,613        $       58,671
  ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                   DWSII
                                                Government &            DWSII                 DWSII                  DWSII
                                             Agency Securities    Growth Allocation        High Income         Income Allocation
                                                 Subaccount           Subaccount            Subaccount             Subaccount
                                                  (Class B)            (Class B)             (Class B)              (Class B)
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $       14,143        $        2,365        $       65,565        $        2,247
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................                6,772                 5,480                14,134                 1,103
  Administrative fees .................                  574                   438                 1,232                    97
                                              --------------        --------------        --------------        --------------
    Total expenses ....................                7,346                 5,918                15,366                 1,200
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....                6,797                (3,553)               50,199                 1,047
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                   --                 2,415                    --                   466
    Realized gain (loss) on sale of
      investments .....................               (2,454)               15,109                (1,126)                3,215
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............               (2,454)               17,524                (1,126)                3,681
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................                1,557                15,782                14,880                (3,414)
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $        5,900        $       29,753        $       63,953        $        1,314
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

      DWSII                                       DWSII
  International          DWSII Janus           Janus Growth         DWSII Mercury           DWSII MFS(R)               DWSII
  Select Equity        Growth & Income        Opportunities        Large Cap Value       Strategic Value         Mid Cap Growth
    Subaccount            Subaccount            Subaccount            Subaccount            Subaccount             Subaccount
     (Class B)             (Class B)             (Class B)             (Class B)             (Class B)              (Class B)
  --------------        --------------        --------------        --------------        --------------        --------------

  $        5,094        $          674        $           --        $        6,353        $          837        $           --
  --------------        --------------        --------------        --------------        --------------        --------------

           6,037                 4,764                   756                 9,193                 1,720                   248
             516                   386                    61                   770                   142                    20
  --------------        --------------        --------------        --------------        --------------        --------------
           6,553                 5,150                   817                 9,963                 1,862                   268
  --------------        --------------        --------------        --------------        --------------        --------------
          (1,459)               (4,476)                 (817)               (3,610)               (1,025)                 (268)
  --------------        --------------        --------------        --------------        --------------        --------------


              --                    --                    --                    --                 6,380                    --

          25,678                40,338                 5,951                17,268                 6,541                   521
  --------------        --------------        --------------        --------------        --------------        --------------
          25,678                40,338                 5,951                17,268                12,921                   521
  --------------        --------------        --------------        --------------        --------------        --------------

          43,685               (14,771)               (6,398)               48,702                (8,368)                1,114
  --------------        --------------        --------------        --------------        --------------        --------------

  $       67,904        $       21,091        $       (1,264)       $       62,360        $        3,528        $        1,367
  ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                 DWSII                  DWSII               DWSII Oak            DWSII Small
                                          Moderate Allocation        Money Market        Strategic Equity         Cap Growth
                                               Subaccount             Subaccount            Subaccount            Subaccount
                                                (Class B)              (Class B)             (Class B)             (Class B)
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $        4,420        $      502,145        $           --        $           --
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................               10,392               188,208                 3,261                 3,969
  Administrative fees .................                  775                18,095                   275                   318
                                              --------------        --------------        --------------        --------------
    Total expenses ....................               11,167               206,303                 3,536                 4,287
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....               (6,747)              295,842                (3,536)               (4,287)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                3,536                    --                    --                    --
    Realized gain (loss) on sale of
      investments .....................                3,639                    --                 9,695                12,119
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............                7,175                    --                 9,695                12,119
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................               42,302                    --                  (508)                  (63)
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $       42,730        $      295,842        $        5,651        $        7,769
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                        FAMVS                 FAMVS
     DWSII                 DWSII               DWSII Turner         Mercury Global        Mercury Value        FTVIPT Franklin
Strategic Income         Technology           Mid Cap Growth       Allocation V.I.      Opportunities V.I.    Income Securities
   Subaccount            Subaccount             Subaccount            Subaccount            Subaccount            Subaccount
    (Class B)             (Class B)              (Class B)            (Class III)           (Class III)            (Class 2)
  --------------        --------------        --------------        --------------        --------------        --------------

  $       10,051        $           --        $           --        $           --        $           31        $        9,240
  --------------        --------------        --------------        --------------        --------------        --------------

           3,212                 3,831                 5,961                16,330                 6,816                 5,199
             266                   331                   495                 1,253                   516                   371
  --------------        --------------        --------------        --------------        --------------        --------------
           3,478                 4,162                 6,456                17,583                 7,332                 5,570
  --------------        --------------        --------------        --------------        --------------        --------------
           6,573                (4,162)               (6,456)              (17,583)               (7,301)                3,670
  --------------        --------------        --------------        --------------        --------------        --------------


           2,079                    --                32,212                    --               108,203                 1,236

          (2,583)                  654                15,855               463,983              (433,421)                  128
  --------------        --------------        --------------        --------------        --------------        --------------
            (504)                  654                48,067               463,983              (325,218)                1,364
  --------------        --------------        --------------        --------------        --------------        --------------

           4,562                 1,730               (32,324)             (232,836)              447,550                30,214
  --------------        --------------        --------------        --------------        --------------        --------------

  $       10,631        $       (1,778)       $        9,287        $      213,564        $      115,031        $       35,248
  ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                                             FTVIPT                FTVIPT
                                             FTVIPT Franklin           FTVIPT              Templeton             Templeton
                                              Small-Mid Cap        Mutual Shares           Developing             Foreign
                                            Growth Securities        Securities        Markets Securities        Securities
                                                Subaccount           Subaccount            Subaccount            Subaccount
                                                 (Class 2)            (Class 2)             (Class 2)             (Class 2)
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $           --        $           --        $       15,675        $       30,887
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................               20,470                26,930                25,259                47,338
  Administrative fees .................                1,479                 2,076                 2,048                 3,593
                                              --------------        --------------        --------------        --------------
    Total expenses ....................               21,949                29,006                27,307                50,931
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....              (21,949)              (29,006)              (11,632)              (20,044)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                   --                    --                    --                    --
    Realized gain (loss) on sale of
      investments .....................              144,609               942,387               151,857               226,160
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............              144,609               942,387               151,857               226,160
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................              (77,575)             (634,401)              154,779               197,045
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $       45,085        $      278,980        $      295,004        $      403,161
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

       FTVIPT                                                           Janus                 Janus
     Templeton                                    Janus              Aspen Global          Aspen Global           Janus Aspen
 Growth Securities                            Aspen Balanced        Life Sciences           Technology           Mid Cap Growth
     Subaccount          High Yield             Subaccount            Subaccount            Subaccount             Subaccount
      (Class 2)          Bond Trust          (Service Shares)      (Service Shares)      (Service Shares)       (Service Shares)
  --------------        --------------        --------------        --------------        --------------        --------------

  $           --        $       24,287        $           --        $           --        $           --        $           --
  --------------        --------------        --------------        --------------        --------------        --------------

          11,376                 1,884                 1,340                   893                   944                 3,204
             943                   179                   108                    65                    78                   260
  --------------        --------------        --------------        --------------        --------------        --------------
          12,319                 2,063                 1,448                   958                 1,022                 3,464
  --------------        --------------        --------------        --------------        --------------        --------------
         (12,319)               22,224                (1,448)                 (958)               (1,022)               (3,464)
  --------------        --------------        --------------        --------------        --------------        --------------


              --                 1,937                    --                    --                    --                    --

         441,585               (11,063)               34,963                 8,206                 3,632                 7,388
  --------------        --------------        --------------        --------------        --------------        --------------
         441,585                (9,126)               34,963                 8,206                 3,632                 7,388
  --------------        --------------        --------------        --------------        --------------        --------------

        (269,281)               (5,098)              (26,383)               (4,256)                  463                15,137
  --------------        --------------        --------------        --------------        --------------        --------------

  $      159,985        $        8,000        $        7,132        $        2,992        $        3,073        $       19,061
  ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                               Janus Aspen             Lazard                                      LMPIS
                                             Worldwide Growth        Retirement               LMPIS          Premier Selections
                                                Subaccount           Small Cap          Dividend Strategy      All Cap Growth
                                             (Service Shares)        Subaccount             Subaccount           Subaccount
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $          744        $           --        $        2,759        $           --
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................                1,012                 8,767                 2,541                   260
  Administrative fees .................                   81                   747                   212                    18
                                              --------------        --------------        --------------        --------------
    Total expenses ....................                1,093                 9,514                 2,753                   278
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....                 (349)               (9,514)                    6                  (278)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                   --                43,895                    --                   286
    Realized gain (loss) on sale of
      investments .....................                3,814                55,564                 5,089                   724
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............                3,814                99,459                 5,089                 1,010
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................                5,832               (27,676)               15,519                  (475)
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $        9,297        $       62,269        $       20,614        $          257
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

     LMPVPV                                       LMPVPI                LMPVPI                LMPVPI                LMPVPII
Small Cap Growth       LMPVPI All Cap           Investors          Large Cap Growth      Small Cap Growth      Aggressive Growth
 Opportunities           Subaccount             Subaccount            Subaccount            Subaccount             Subaccount
   Subaccount             (Class I)              (Class I)             (Class I)             (Class I)              (Class I)
  --------------        --------------        --------------        --------------        --------------        --------------

  $           --        $        4,458        $        5,169        $           --        $           --        $           --
  --------------        --------------        --------------        --------------        --------------        --------------

           4,262                 6,794                 6,106                 2,807                11,844                 5,449
             305                   523                   477                   247                   902                   485
  --------------        --------------        --------------        --------------        --------------        --------------
           4,567                 7,317                 6,583                 3,054                12,746                 5,934
  --------------        --------------        --------------        --------------        --------------        --------------
          (4,567)               (2,859)               (1,414)               (3,054)              (12,746)               (5,934)
  --------------        --------------        --------------        --------------        --------------        --------------


          15,457                12,110                 7,428                    --                27,567                    --

           1,362                11,812                 8,145                 1,967                13,940                18,104
  --------------        --------------        --------------        --------------        --------------        --------------
          16,819                23,922                15,573                 1,967                41,507                18,104
  --------------        --------------        --------------        --------------        --------------        --------------

             254                29,061                32,782                 3,467                29,743                18,190
  --------------        --------------        --------------        --------------        --------------        --------------

  $       12,506        $       50,124        $       46,941        $        2,380        $       58,504        $       30,360
  ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                      LMPVPII                LMPVPII              LMPVPII
                                                 LMPVPII            Diversified            Equity Index         Fundamental
                                               Appreciation       Strategic Income          Subaccount             Value
                                                Subaccount           Subaccount             (Class II)           Subaccount
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $        9,368        $       22,476        $       16,064        $       18,911
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................               18,347                 7,193                23,607                22,968
  Administrative fees .................                1,357                   595                 1,897                 1,717
                                              --------------        --------------        --------------        --------------
    Total expenses ....................               19,704                 7,788                25,504                24,685
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....              (10,336)               14,688                (9,440)               (5,774)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........               24,633                    --                15,124                47,824
    Realized gain (loss) on sale of
      investments .....................               34,015                (2,902)               56,846                22,369
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............               58,648                (2,902)               71,970                70,193
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................               56,134                   204                89,734                94,029
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $      104,446        $       11,990        $      152,264        $      158,448
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

      LMPVPII               LMPVPIII
 Growth and Income         Adjustable           LMPVPIII              LMPVPIII              LMPVPIII               LMPVPIII
     Subaccount           Rate Income      Aggressive Growth        High Income         Large Cap Growth         Mid Cap Core
      (Class I)            Subaccount          Subaccount            Subaccount            Subaccount             Subaccount
  --------------        --------------        --------------        --------------        --------------        --------------

  $          869        $       15,924        $           --        $      134,626        $          484        $        2,337
  --------------        --------------        --------------        --------------        --------------        --------------

           4,203                 7,837                38,482                33,019                 7,962                 6,221
             317                   634                 2,844                 2,604                   590                   455
  --------------        --------------        --------------        --------------        --------------        --------------
           4,520                 8,471                41,326                35,623                 8,552                 6,676
  --------------        --------------        --------------        --------------        --------------        --------------
          (3,651)                7,453               (41,326)               99,003                (8,068)               (4,339)
  --------------        --------------        --------------        --------------        --------------        --------------


           1,487                    --                 1,748                    --                    --                53,351

          13,222                   950               180,524                   862                22,948                 7,655
  --------------        --------------        --------------        --------------        --------------        --------------
          14,709                   950               182,272                   862                22,948                61,006
  --------------        --------------        --------------        --------------        --------------        --------------

           9,774                   (83)              (24,778)               45,321               (14,299)              (15,886)
  --------------        --------------        --------------        --------------        --------------        --------------

  $       20,832        $        8,320        $      116,168        $      145,186        $          581        $       40,781
  ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                      LMPVPIV               LMPVPIV              LMPVPIV
                                                                Multiple Discipline   Multiple Discipline    Multiple Discipline
                                                 LMPVPIII            Subaccount-           Subaccount-          Subaccount-
                                               Money Market        All Cap Growth       Balanced All Cap      Global All Cap
                                                Subaccount            and Value         Growth and Value     Growth and Value
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $       69,200        $       43,379        $       51,491        $        6,529
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................               28,641               144,456                69,736                12,412
  Administrative fees .................                2,283                10,396                 5,298                   923
                                              --------------        --------------        --------------        --------------
    Total expenses ....................               30,924               154,852                75,034                13,335
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....               38,276              (111,473)              (23,543)               (6,806)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                   --               326,347                98,032                14,134
    Realized gain (loss) on sale of
      investments .....................                   --               296,135                64,598                33,071
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............                   --               622,482               162,630                47,205
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................                   --               250,163               126,358                28,757
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $       38,276        $      761,172        $      265,445        $       69,156
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                          Lord Abbett
      LMPVPIV                Growth           Lord Abbett                              MIST Batterymarch        MIST BlackRock
Multiple Discipline        and Income        Mid-Cap Value                               Mid-Cap Stock            High Yield
Subaccount-Large Cap       Subaccount          Subaccount             Managed              Subaccount             Subaccount
  Growth and Value         (Class VC)          (Class VC)           Assets Trust            (Class A)              (Class A)
  --------------        --------------        --------------        --------------        --------------        --------------

  $        6,971        $       21,763        $       23,505        $        1,148        $           --        $           --
  --------------        --------------        --------------        --------------        --------------        --------------

          18,768                37,312                95,608                   300                 3,169                 9,473
           1,405                 2,818                 7,368                    25                   280                   794
  --------------        --------------        --------------        --------------        --------------        --------------
          20,173                40,130               102,976                   325                 3,449                10,267
  --------------        --------------        --------------        --------------        --------------        --------------
         (13,202)              (18,367)              (79,471)                  823                (3,449)              (10,267)
  --------------        --------------        --------------        --------------        --------------        --------------


          22,931                58,317               366,234                 1,557                    --                    --

          15,837                74,291               119,795                 2,577                (1,274)                1,050
  --------------        --------------        --------------        --------------        --------------        --------------
          38,768               132,608               486,029                 4,134                (1,274)                1,050
  --------------        --------------        --------------        --------------        --------------        --------------

          59,708               145,570                38,706                (3,400)               (9,843)               48,832
  --------------        --------------        --------------        --------------        --------------        --------------

  $       85,274        $      259,811        $      445,264        $        1,557        $      (14,566)       $       39,615
  ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                                          MIST Harris                MIST
                                              MIST BlackRock        MIST Dreman             Oakmark             Janus Capital
                                              Large-Cap Core      Small-Cap Value        International           Appreciation
                                                Subaccount           Subaccount            Subaccount             Subaccount
                                                 (Class A)            (Class A)             (Class A)              (Class A)
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $           --        $           67        $           --        $           --
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................               40,283                    76                 8,975                10,901
  Administrative fees .................                3,053                     6                   740                   876
                                              --------------        --------------        --------------        --------------
    Total expenses ....................               43,336                    82                 9,715                11,777
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....              (43,336)                  (15)               (9,715)              (11,777)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                   --                    39                    --                    --
    Realized gain (loss) on sale of
      investments .....................              (25,148)                    6                (2,078)               (2,996)
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............              (25,148)                   45                (2,078)               (2,996)
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................              206,342                 1,427                81,140                36,182
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $      137,858        $        1,457        $       69,347        $       21,409
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

 MIST Legg Mason          MIST Lord              MIST Lord                                MIST Met/AIM
     Partners            Abbett Bond           Abbett Growth        MIST Lord Abbett        Capital               MIST MFS(R)
  Managed Assets          Debenture              and Income          Mid-Cap Value        Appreciation              Value
    Subaccount            Subaccount             Subaccount            Subaccount          Subaccount             Subaccount
     (Class A)             (Class A)              (Class B)             (Class B)           (Class A)              (Class A)
  --------------        --------------        --------------        --------------        --------------        --------------

  $           --        $           --        $           --        $           --        $          696        $        4,188
  --------------        --------------        --------------        --------------        --------------        --------------

             615                 7,034                51,269                   329                 4,706                 4,640
              52                   574                 4,271                    28                   390                   352
  --------------        --------------        --------------        --------------        --------------        --------------
             667                 7,608                55,540                   357                 5,096                 4,992
  --------------        --------------        --------------        --------------        --------------        --------------
            (667)               (7,608)              (55,540)                 (357)               (4,400)                 (804)
  --------------        --------------        --------------        --------------        --------------        --------------


              --                    --                    --                    --                48,440                14,086

             (40)                  828                14,206                   111                (1,002)                 (529)
  --------------        --------------        --------------        --------------        --------------        --------------
             (40)                  828                14,206                   111                47,438                13,557
  --------------        --------------        --------------        --------------        --------------        --------------

           3,394                32,661               322,398                 4,672               (49,565)               19,067
  --------------        --------------        --------------        --------------        --------------        --------------

  $        2,687        $       25,881        $      281,064        $        4,426        $       (6,527)       $       31,820
  ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                    MIST
                                              Neuberger Berman           MIST              MIST Pioneer         MIST Pioneer
                                                Real Estate          Pioneer Fund         Mid-Cap Value       Strategic Income
                                                 Subaccount           Subaccount            Subaccount           Subaccount
                                                  (Class A)            (Class A)             (Class A)            (Class A)
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $           --        $           --        $           16        $       29,973
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................               17,153                 3,640                     5                48,842
  Administrative fees .................                1,402                   281                     1                 4,390
                                              --------------        --------------        --------------        --------------
    Total expenses ....................               18,555                 3,921                     6                53,232
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....              (18,555)               (3,921)                   10               (23,259)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                   --                    --                    98                    --
    Realized gain (loss) on sale of
      investments .....................               26,229                   400                    --               135,552
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............               26,229                   400                    98               135,552
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................              262,115                23,284                  (176)               (2,433)
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $      269,789        $       19,763        $          (68)       $      109,860
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

       MIST                                                                                                          MSF
   Third Avenue         MSF BlackRock          MSF BlackRock       MSF BlackRock         MSF BlackRock         Capital Guardian
 Small Cap Value      Aggressive Growth         Bond Income         Bond Income           Money Market           U.S. Equity
    Subaccount            Subaccount             Subaccount          Subaccount            Subaccount             Subaccount
     (Class B)             (Class D)              (Class A)           (Class E)             (Class A)              (Class A)
  --------------        --------------        --------------        --------------        --------------        --------------

  $           --        $           --        $           --        $           --        $       22,122        $           --
  --------------        --------------        --------------        --------------        --------------        --------------

          12,953                 6,938                10,661                 8,391                 7,692                   651
             993                   598                   872                   616                   676                    56
  --------------        --------------        --------------        --------------        --------------        --------------
          13,946                 7,536                11,533                 9,007                 8,368                   707
  --------------        --------------        --------------        --------------        --------------        --------------
         (13,946)               (7,536)              (11,533)               (9,007)               13,754                  (707)
  --------------        --------------        --------------        --------------        --------------        --------------


              --                    --                    --                    --                    --                    --

          (9,994)               (5,809)                1,938                 2,383                    --                    (8)
  --------------        --------------        --------------        --------------        --------------        --------------
          (9,994)               (5,809)                1,938                 2,383                    --                    (8)
  --------------        --------------        --------------        --------------        --------------        --------------

          43,044                (7,595)               39,760                26,126                    --                 2,178
  --------------        --------------        --------------        --------------        --------------        --------------

  $       19,104        $      (20,940)       $       30,165        $       19,502        $       13,754        $        1,463
  ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                                           MSF MetLife          MSF MetLife
                                                 MSF FI                 MSF FI              Aggressive          Conservative
                                               Large Cap            Value Leaders           Allocation           Allocation
                                               Subaccount             Subaccount            Subaccount           Subaccount
                                                (Class A)              (Class D)             (Class B)            (Class B)
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $           --        $           --        $           --        $           --
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................                7,686                18,902                   450                 1,198
  Administrative fees .................                  573                 1,463                    44                   105
                                              --------------        --------------        --------------        --------------
    Total expenses ....................                8,259                20,365                   494                 1,303
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....               (8,259)              (20,365)                 (494)               (1,303)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                   --                    --                    --                    --
    Realized gain (loss) on sale of
      investments .....................               (1,270)               (6,730)                   27                    20
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............               (1,270)               (6,730)                   27                    20
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................               14,436                50,907                 2,978                 5,352
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $        4,907        $       23,812        $        2,511        $        4,069
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

    MSF MetLife        MSF MetLife            MSF MetLife
  Conservative to        Moderate             Moderate to             MSF MFS(R)            MSF MFS(R)         MSF Oppenheimer
Moderate Allocation     Allocation       Aggressive Allocation      Total Return          Total Return          Global Equity
     Subaccount         Subaccount             Subaccount            Subaccount            Subaccount             Subaccount
      (Class B)          (Class B)              (Class B)             (Class B)             (Class F)              (Class B)
  --------------        --------------        --------------        --------------        --------------        --------------

  $           --        $           --        $           --        $           --        $           --        $           --
  --------------        --------------        --------------        --------------        --------------        --------------

           2,200                 4,579                   127                 3,456                73,642                50,755
             175                   373                    11                   281                 5,957                 4,134
  --------------        --------------        --------------        --------------        --------------        --------------
           2,375                 4,952                   138                 3,737                79,599                54,889
  --------------        --------------        --------------        --------------        --------------        --------------
          (2,375)               (4,952)                 (138)               (3,737)              (79,599)              (54,889)
  --------------        --------------        --------------        --------------        --------------        --------------


              --                    --                    --                    --                    --                    --

             200                (3,764)                  391                   339                 7,608               (29,263)
  --------------        --------------        --------------        --------------        --------------        --------------
             200                (3,764)                  391                   339                 7,608               (29,263)
  --------------        --------------        --------------        --------------        --------------        --------------

          10,886                30,107                    --                20,735               441,600               254,832
  --------------        --------------        --------------        --------------        --------------        --------------

  $        8,711        $       21,391        $          253        $       17,337        $      369,609        $      170,680
  ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                  MSF Western Asset        MSF Western
                                           MSF T. Rowe Price          Management         Asset Management
                                            Large Cap Growth       High Yield Bond       U.S. Government
                                               Subaccount             Subaccount            Subaccount          Money Market
                                                (Class B)              (Class A)             (Class A)           Subaccount
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $           --        $           --        $           --        $        7,161
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................                3,011                 3,484                 2,169                 3,269
  Administrative fees .................                  233                   327                   179                   252
                                              --------------        --------------        --------------        --------------
    Total expenses ....................                3,244                 3,811                 2,348                 3,521
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....               (3,244)               (3,811)               (2,348)                3,640
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                   --                    --                    --                    --
    Realized gain (loss) on sale of
      investments .....................                 (532)                  588                   866                    --
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............                 (532)                  588                   866                    --
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................               18,570                19,848                 6,954                    --
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $       14,794        $       16,625        $        5,472        $        3,640
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                          PIMCO VIT              PIMCO VIT
   Oppenheimer           Real Return            Total Return           Putnam VT             Putnam VT             Travelers
  Main Street/VA          Subaccount             Subaccount       International Equity    Small Cap Value         AIM Capital
    Subaccount         (Administrative        (Administrative          Subaccount            Subaccount           Appreciation
 (Service Shares)           Class)                 Class)              (Class IB)            (Class IB)            Subaccount
  --------------        --------------        --------------        --------------        --------------        --------------

  $          496        $       72,752        $      205,528        $        1,448        $        3,533        $           --
  --------------        --------------        --------------        --------------        --------------        --------------

             295                30,938                89,809                 5,674                18,694                 2,395
              25                 2,593                 7,006                   423                 1,636                   198
  --------------        --------------        --------------        --------------        --------------        --------------
             320                33,531                96,815                 6,097                20,330                 2,593
  --------------        --------------        --------------        --------------        --------------        --------------
             176                39,221               108,713                (4,649)              (16,797)               (2,593)
  --------------        --------------        --------------        --------------        --------------        --------------


              --                40,888                22,203                    --               108,180                 2,190

           6,531                (8,082)              (53,668)                9,656                30,770                92,331
  --------------        --------------        --------------        --------------        --------------        --------------
           6,531                32,806               (31,465)                9,656               138,950                94,521
  --------------        --------------        --------------        --------------        --------------        --------------

          (3,969)              (95,511)               (7,237)               53,796                32,918               (66,463)
  --------------        --------------        --------------        --------------        --------------        --------------

  $        2,738        $      (23,484)       $       70,011        $       58,803        $      155,071        $       25,465
  ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                Travelers              Travelers                                  Travelers
                                               Convertible           Disciplined            Travelers            Federated
                                               Securities            Mid Cap Stock         Equity Income         High Yield
                                               Subaccount             Subaccount            Subaccount           Subaccount
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $        4,620        $        1,653        $       21,011        $       63,094
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................                3,537                 1,713                10,260                 4,608
  Administrative fees .................                  282                   150                   789                   386
                                              --------------        --------------        --------------        --------------
    Total expenses ....................                3,819                 1,863                11,049                 4,994
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....                  801                  (210)                9,962                58,100
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                7,237                49,327               160,440                    --
    Realized gain (loss) on sale of
      investments .....................               20,742                26,357                54,703               (18,766)
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............               27,979                75,684               215,143               (18,766)
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................                8,125               (48,645)             (148,182)              (20,152)
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $       36,905        $       26,829        $       76,923        $       19,182
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                             Travelers Managed    Travelers Managed      Travelers Managed      Travelers Managed
    Travelers             Travelers         Allocation Series:    Allocation Series:    Allocation Series:     Allocation Series:
 Federated Stock          Large Cap             Aggressive            Conservative           Moderate          Moderate-Aggressive
   Subaccount            Subaccount             Subaccount            Subaccount            Subaccount             Subaccount
  --------------        --------------        --------------        --------------        --------------        --------------

  $          168        $        1,938        $          693        $        3,919        $        7,061        $          315
  --------------        --------------        --------------        --------------        --------------        --------------

              85                 2,830                   214                   479                 1,573                    76
               8                   210                    21                    43                   135                     7
  --------------        --------------        --------------        --------------        --------------        --------------
              93                 3,040                   235                   522                 1,708                    83
  --------------        --------------        --------------        --------------        --------------        --------------
              75                (1,102)                  458                 3,397                 5,353                   232
  --------------        --------------        --------------        --------------        --------------        --------------


           1,388                23,711                 5,705                 2,350                19,098                 1,359

           1,659                42,558                (1,337)               (5,086)              (10,866)               (1,326)
  --------------        --------------        --------------        --------------        --------------        --------------
           3,047                66,269                 4,368                (2,736)                8,232                    33
  --------------        --------------        --------------        --------------        --------------        --------------

          (2,615)              (53,012)               (2,232)                 (550)               (4,110)                   --
  --------------        --------------        --------------        --------------        --------------        --------------

  $          507        $       12,155        $        2,594        $          111        $        9,475        $          265
  ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                             Travelers Managed        Travelers
                                             Allocation Series:        Managed          Travelers Mercury      Travelers MFS(R)
                                           Moderate-Conservative        Income            Large Cap Core       Mid Cap Growth
                                                 Subaccount           Subaccount            Subaccount           Subaccount
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $        3,927        $       14,813        $        7,165        $           --
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................                  626                 4,642                21,267                 3,690
  Administrative fees .................                   52                   344                 1,614                   318
                                              --------------        --------------        --------------        --------------
    Total expenses ....................                  678                 4,986                22,881                 4,008
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....                3,249                 9,827               (15,716)               (4,008)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                7,000                    --               104,626                35,923
    Realized gain (loss) on sale of
      investments .....................               (8,020)              (59,731)              559,939                55,673
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............               (1,020)              (59,731)              664,565                91,596
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................                 (946)               41,882              (458,227)              (51,572)
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $        1,283        $       (8,022)       $      190,622        $       36,016
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

  Travelers MFS(R)      Travelers MFS(R)     Travelers Mondrian        Travelers         Travelers Pioneer        Travelers
   Total Return             Value           International Stock       Pioneer Fund        Strategic Income       Quality Bond
    Subaccount            Subaccount             Subaccount            Subaccount            Subaccount           Subaccount
  --------------        --------------        --------------        --------------        --------------        --------------

  $       79,058        $           --        $       26,281        $        2,738        $           --        $       53,945
  --------------        --------------        --------------        --------------        --------------        --------------

          36,360                 2,441                 4,359                 1,609                33,228                 5,586
           2,953                   185                   347                   124                 2,994                   461
  --------------        --------------        --------------        --------------        --------------        --------------
          39,313                 2,626                 4,706                 1,733                36,222                 6,047
  --------------        --------------        --------------        --------------        --------------        --------------
          39,745                (2,626)               21,575                 1,005               (36,222)               47,898
  --------------        --------------        --------------        --------------        --------------        --------------


          85,811                 2,163                29,546                    --                    --                    --

          87,733                26,303               159,763                43,535              (149,583)              (70,941)
  --------------        --------------        --------------        --------------        --------------        --------------
         173,544                28,466               189,309                43,535              (149,583)              (70,941)
  --------------        --------------        --------------        --------------        --------------        --------------

         (28,640)                3,098              (112,281)              (30,579)              243,230                13,539
  --------------        --------------        --------------        --------------        --------------        --------------

  $      184,649        $       28,938        $       98,603        $       13,961        $       57,425        $       (9,504)
  ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                      Travelers             Travelers            Van Kampen
                                                 Travelers         U.S. Government          Van Kampen          LIT Comstock
                                              Strategic Equity        Securities            Enterprise           Subaccount
                                                 Subaccount           Subaccount            Subaccount           (Class II)
                                              --------------        --------------        --------------        --------------
Investment Income:
  Dividends ...........................       $          628        $        9,979        $           18        $       47,358
                                              --------------        --------------        --------------        --------------
Expenses:
  Insurance charges ...................                1,290                 1,016                   314                68,818
  Administrative fees .................                   96                    77                    27                 5,351
                                              --------------        --------------        --------------        --------------
    Total expenses ....................                1,386                 1,093                   341                74,169
                                              --------------        --------------        --------------        --------------
      Net investment income (loss) ....                 (758)                8,886                  (323)              (26,811)
                                              --------------        --------------        --------------        --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........                6,887                 2,428                 1,487               220,184
    Realized gain (loss) on sale of
      investments .....................               30,360               (13,334)               10,258                52,425
                                              --------------        --------------        --------------        --------------
      Realized gain (loss) ............               37,247               (10,906)               11,745               272,609
                                              --------------        --------------        --------------        --------------
    Change in unrealized gain (loss)
      on investments ..................              (27,095)               (4,101)               (9,401)              207,083
                                              --------------        --------------        --------------        --------------
  Net increase (decrease) in net assets
    resulting from operations .........       $        9,394        $       (6,121)       $        2,021        $      452,881
                                              ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                     STATEMENT OF OPERATIONS -- (Concluded)
                      For the year ended December 31, 2006

    Van Kampen          Van Kampen LIT                                                    VIP Dynamic
  LIT Enterprise       Strategic Growth      VIP Contrafund(R)    VIP Contrafund(R)   Capital Appreciation       VIP Mid Cap
    Subaccount            Subaccount           Subaccount            Subaccount            Subaccount             Subaccount
    (Class II)             (Class I)        (Service Class 2)      (Service Class)      (Service Class 2)      (Service Class 2)
  --------------        --------------        --------------        --------------        --------------        --------------

  $          264        $           --        $       12,314        $        7,368        $          141        $        3,820
  --------------        --------------        --------------        --------------        --------------        --------------

           2,853                 6,985                23,523                13,418                 2,481                37,615
             215                   533                 1,868                   990                   209                 2,982
  --------------        --------------        --------------        --------------        --------------        --------------
           3,068                 7,518                25,391                14,408                 2,690                40,597
  --------------        --------------        --------------        --------------        --------------        --------------
          (2,804)               (7,518)              (13,077)               (7,040)               (2,549)              (36,777)
  --------------        --------------        --------------        --------------        --------------        --------------


              --                    --                99,307                52,504                 1,664               254,725

             595                62,805                66,665                54,086                31,204               159,020
  --------------        --------------        --------------        --------------        --------------        --------------
             595                62,805               165,972               106,590                32,868               413,745
  --------------        --------------        --------------        --------------        --------------        --------------

           8,628               (66,234)              (44,700)              (40,331)              (17,535)             (186,473)
  --------------        --------------        --------------        --------------        --------------        --------------

  $        6,419        $      (10,947)       $      108,195        $       59,219        $       12,784        $      190,495
  ==============        ==============        ==============        ==============        ==============        ==============

   The accompanying notes are an integral part of these financial statements.

                      (This page intentionally left blank.)

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENTS OF CHANGES IN NET ASSETS
                 For the years ended December 31, 2006 and 2005

                                                                                                        Alger American
                                                                          Alger American              Leveraged All Cap
                                              AIM V.I.                 Balanced Subaccount                Subaccount
                                        Utilities Subaccount                 (Class S)                     (Class S)
                                     --------------------------    --------------------------    --------------------------
                                         2006           2005           2006           2005           2006           2005
                                     -----------    -----------    -----------    -----------    -----------    -----------
Operations:
  Net investment income (loss) ...   $       476    $    (1,235)   $    (1,890)   $    (2,032)   $    (1,744)   $    (1,683)
  Realized gain (loss) ...........         7,461         40,672         35,725         12,457         13,126          2,216
  Change in unrealized gain (loss)
    on investments ...............         5,103        (25,092)       (32,066)         1,506          5,185         11,442
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      net assets resulting from
      operations .................        13,040         14,345          1,769         11,931         16,567         11,975
                                     -----------    -----------    -----------    -----------    -----------    -----------
Unit Transactions:
  Participant purchase payments ..            --         11,637          4,194         28,121             --          7,671
  Participant transfers from other
    funding options ..............        51,202        375,780          3,027         19,438         21,817         70,726
  Administrative charges .........            (9)            (5)            (3)           (57)           (23)           (18)
  Contract surrenders ............       (18,268)       (13,208)       (16,033)      (312,939)          (547)          (450)
  Participant transfers to other
    funding options ..............       (40,426)      (558,614)      (302,263)       (19,479)       (78,317)       (14,428)
  Other receipts/(payments) ......            --             --             --             --            (70)            --
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
    net assets resulting from
    unit transactions ............        (7,501)      (184,410)      (311,078)      (284,916)       (57,140)        63,501
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
    net assets ...................         5,539       (170,065)      (309,309)      (272,985)       (40,573)        75,476
Net Assets:
  Beginning of year ..............        54,713        224,778        309,309        582,294        149,532         74,056
                                     -----------    -----------    -----------    -----------    -----------    -----------
  End of year ....................   $    60,252    $    54,713    $        --    $   309,309    $   108,959    $   149,532
                                     ===========    ===========    ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                           AllianceBernstein              AllianceBernstein
                                           Growth and Income              Large-Cap Growth               American Funds
                                              Subaccount                     Subaccount             Global Growth Subaccount
                                               (Class B)                      (Class B)                     (Class 2)
                                     ----------------------------    ----------------------------    ----------------------------
                                         2006            2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $     (2,040)   $     (2,344)   $     (1,662)   $     (4,868)   $    (47,873)   $    (50,855)
  Realized gain (loss) ...........         56,204           6,449          50,029           1,996         202,895         112,251
  Change in unrealized gain (loss)
    on investments ...............        (41,629)          3,682         (50,034)         32,620         514,692         374,212
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations .................         12,535           7,787          (1,667)         29,748         669,714         435,608
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..             --           4,630               1           8,700          68,429         740,946
  Participant transfers from other
    funding options ..............             --          21,027              --           9,823         311,646         135,613
  Administrative charges .........             --             (49)             --              (3)           (238)           (194)
  Contract surrenders ............             --         (49,245)             --          (8,756)       (614,443)       (700,392)
  Participant transfers to other
    funding options ..............       (287,501)            (13)       (238,616)         (6,702)       (173,458)       (116,762)
  Other receipts/(payments) ......        (28,399)             --         (14,953)             --         (24,145)        (13,927)
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets resulting from unit
      transactions ...............       (315,900)        (23,650)       (253,568)          3,062        (432,209)         45,284
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets .................       (303,365)        (15,863)       (255,235)         32,810         237,505         480,892
Net Assets:
  Beginning of year ..............        303,365         319,228         255,235         222,425       3,949,552       3,468,660
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $         --    $    303,365    $         --    $    255,235    $  4,187,057    $  3,949,552
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

        American Funds                     American Funds
       Growth Subaccount              Growth-Income Subaccount                                   Credit Suisse Trust Emerging
           (Class 2)                          (Class 2)           Capital Appreciation Fund            Markets Subaccount
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
     2006            2005            2006            2005            2006            2005            2006            2005
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 $   (147,857)   $   (146,564)   $    (61,794)   $    (73,842)   $     (5,599)   $    (14,111)   $     (2,111)   $     (2,005)
      646,014         278,020         641,520         178,929         196,241          14,874          18,789          17,732

      330,549       1,316,676         526,310         230,476        (199,591)        107,675          25,395          21,355
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      828,706       1,448,132       1,106,036         335,563          (8,949)        108,438          42,073          37,082
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      174,256       2,187,332         386,397       1,173,656          24,641         228,050             400          21,558

      658,188         494,963         253,444         255,241          74,799          69,098          47,130          94,112
         (738)           (674)           (601)           (622)             (4)            (10)            (17)            (13)
   (1,853,190)     (1,483,439)     (1,561,276)       (696,196)        (33,261)        (12,337)        (35,484)        (34,128)

     (350,759)       (412,538)       (604,481)       (518,060)       (904,066)        (54,251)        (11,501)       (100,977)
     (205,831)        (23,638)       (127,854)         (5,220)             --              --          (3,393)             --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


   (1,578,074)        762,006      (1,654,371)        208,799        (837,891)        230,550          (2,865)        (19,448)
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     (749,368)      2,210,138        (548,335)        544,362        (846,840)        338,988          39,208          17,634

   11,600,040       9,389,902       9,587,737       9,043,375         846,840         507,852         157,818         140,184
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 $ 10,850,672    $ 11,600,040    $  9,039,402    $  9,587,737    $         --    $    846,840    $    197,026    $    157,818
 ============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                           Credit Suisse Trust             Delaware VIP REIT           Dreyfus MidCap Stock
                                            Global Small Cap                  Subaccount                    Subaccount
                                               Subaccount                  (Standard Class)              (Service Shares)
                                     ----------------------------    ----------------------------    ----------------------------
                                         2006            2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $       (365)   $     (1,085)   $     17,874    $     (2,031)   $     (8,889)   $    (11,206)
  Realized gain (loss) ...........          4,133           6,619         307,090         124,361         101,265          15,256
  Change in unrealized gain (loss)
    on investments ...............         (2,117)            275        (208,587)        (47,296)        (61,987)         32,566
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations .................          1,651           5,809         116,377          75,034          30,389          36,616
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..             16           6,294          27,778         292,751           2,032          90,584
  Participant transfers from other
    funding options ..............          2,394          66,503          41,227         185,730          10,370           9,902
  Administrative charges .........             (6)             (4)             (1)            (96)            (73)            (83)
  Contract surrenders ............        (21,638)        (13,584)       (193,031)       (250,721)       (159,829)        (38,787)
  Participant transfers to other
    funding options ..............         (1,351)        (70,119)     (1,471,559)       (146,578)         (3,775)        (63,072)
  Other receipts/(payments) ......           (141)             --              --              --          (4,252)          3,030
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........        (20,726)        (10,910)     (1,595,586)         81,086        (155,527)          1,574
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets .................        (19,075)         (5,101)     (1,479,209)        156,120        (125,138)         38,190
Net Assets:
  Beginning of year ..............         26,431          31,532       1,479,209       1,323,089         564,760         526,570
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $      7,356    $     26,431    $         --    $  1,479,209    $    439,622    $    564,760
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

Dreyfus Socially Responsible Growth         Dreyfus VIF           Dreyfus VIF Developing           DWS VIT Equity 500 Index
            Subaccount                 Appreciation Subaccount      Leaders Subaccount                    Subaccount
         (Service Shares)                 (Initial Shares)            (Initial Shares)                     (Class B)
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
     2006            2005            2006            2005            2006            2005            2006            2005
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 $       (110)   $       (233)   $         58    $     (2,835)   $     (8,329)   $    (13,860)   $     (5,952)   $     (2,688)
          487             581          11,661           2,872          77,057          37,266           2,255               3

          (37)         (1,157)          6,976           4,679         (55,956)           (331)         64,229           5,350
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


          340            (809)         18,695           4,716          12,772          23,075          60,532           2,665
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

           --           2,434              --          43,288           8,522          18,158              --              --

          115             172           5,209           9,979          18,744          24,614          80,363         464,921
           (4)             (4)            (16)            (15)            (95)           (108)            (58)             --
       (3,170)         (2,762)        (87,617)        (21,906)       (119,583)        (94,673)        (14,281)         (1,935)

           --         (19,944)         (1,995)        (32,695)        (79,427)       (172,715)        (23,485)         (1,018)
           --           3,030              --              --          (3,783)          5,006             (73)             --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


       (3,059)        (17,074)        (84,419)         (1,349)       (175,622)       (219,718)         42,466         461,968
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

       (2,719)        (17,883)        (65,724)          3,367        (162,850)       (196,643)        102,998         464,633

        5,346          23,229         167,948         164,581         641,118         837,761         464,633              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 $      2,627    $      5,346    $    102,224    $    167,948    $    478,268    $    641,118    $    567,631    $    464,633
 ============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                         DWS VIT RREEF Real Estate         DWSI Capital Growth        DWSI Global Opportunities
                                           Securities Subaccount               Subaccount                    Subaccount
                                                 (Class B)                      (Class B)                     (Class B)
                                     ----------------------------    ----------------------------    ----------------------------
                                         2006            2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $     (9,055)   $      1,246    $     (8,817)   $     (7,601)   $     (2,524)   $     (3,186)
  Realized gain (loss) ...........         68,544          93,246          19,751          14,395          27,013          13,353
  Change in unrealized gain (loss)
    on investments ...............         81,183         (44,382)         16,274          36,411          22,221          25,212
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations .................        140,672          50,110          27,208          43,205          46,710          35,379
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..         12,480         104,374          17,793           2,940           4,213          79,172
  Participant transfers from other
    funding options ..............         51,292         272,480         257,846         353,345             759         105,847
  Administrative charges .........            (69)            (55)            (46)            (49)            (25)            (30)
  Contract surrenders ............       (163,871)       (117,247)        (83,594)        (36,099)        (67,076)        (77,481)
  Participant transfers to other
    funding options ..............        (64,013)       (323,799)        (44,130)       (127,025)        (27,881)         (5,640)
  Other receipts/(payments) ......         (3,427)             --          (2,231)             --          (3,078)             --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........       (167,608)        (64,247)        145,638         193,112         (93,088)        101,868
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets .................        (26,936)        (14,137)        172,846         236,317         (46,378)        137,247
Net Assets:
  Beginning of year ..............        495,460         509,597         494,706         258,389         274,074         136,827
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $    468,524    $    495,460    $    667,552    $    494,706    $    227,696    $    274,074
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

     DWSI Growth & Income                 DWSI Health Care          DWSI International              DWSII Dreman Financial
          Subaccount                         Subaccount                 Subaccount                   Services Subaccount
           (Class B)                          (Class B)                  (Class B)                         (Class B)
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
     2006            2005            2006            2005            2006            2005            2006            2005
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 $     (2,544)   $     (2,079)   $     (3,292)   $     (4,614)   $     (1,057)   $     (2,624)   $      3,590    $       (946)
        2,860          15,946          12,681           8,245          35,530          16,284          24,043           1,246

       19,042          (8,640)         (6,272)         15,480          38,468          30,380         (15,839)         (2,416)
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


       19,358           5,227           3,117          19,111          72,941          44,040          11,794          (2,116)
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

          300          18,107           3,237          89,327          10,323          20,520             732          69,537

          396          16,376           3,831         156,451          50,815          84,047           1,961          31,497
          (18)            (21)            (21)            (24)            (62)            (64)            (36)            (34)
      (12,524)       (122,398)       (120,068)        (12,567)        (38,472)        (30,446)        (98,214)        (33,674)

         (725)        (30,587)         (1,687)       (163,547)       (110,337)        (82,868)       (164,686)        (31,869)
           --           6,060          (4,477)             --          (4,677)             --              --              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      (12,571)       (112,463)       (119,185)         69,640         (92,410)         (8,811)       (260,243)         35,457
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

        6,787        (107,236)       (116,068)         88,751         (19,469)         35,229        (248,449)         33,341

      184,965         292,201         243,033         154,282         390,084         354,855         248,449         215,108
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 $    191,752    $    184,965    $    126,965    $    243,033    $    370,615    $    390,084    $         --    $    248,449
 ============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                        DWSII All Cap Growth              DWSII Balanced                DWSII Blue Chip
                                        Subaccount  (Class B)          Subaccount (Class B)          Subaccount (Class B)
                                     ----------------------------    ----------------------------    ----------------------------
                                         2006            2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $       (578)   $       (557)   $        141    $       (647)   $     (6,183)   $     (6,925)
  Realized gain (loss) ...........         11,272             191          16,392          14,419          76,795           8,517
  Change in unrealized gain (loss)
    on investments ...............         (7,695)          3,352          (1,277)        (11,374)        (13,471)         36,862
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations .................          2,999           2,986          15,256           2,398          57,141          38,454
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..            297             200              --         101,126           1,648         159,985
  Participant transfers from other
    funding options ..............             39              32             967           1,309          18,689          52,853
  Administrative charges .........             (9)             (9)            (59)            (56)            (65)            (61)
  Contract surrenders ............           (205)           (195)       (204,120)       (309,031)       (281,169)        (31,207)
  Participant transfers to other
    funding options ..............        (32,958)           (165)           (664)           (219)        (19,991)        (38,789)
  Other receipts/(payments) ......             --              --              --           6,060          (6,090)             --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........        (32,836)           (137)       (203,876)       (200,811)       (286,978)        142,781
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets .................        (29,837)          2,849        (188,620)       (198,413)       (229,837)        181,235
Net Assets:
  Beginning of year ..............         29,837          26,988         343,199         541,612         586,303         405,068
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $         --    $     29,837    $    154,579    $    343,199    $    356,466    $    586,303
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

 DWSII Conservative Allocation         DWSII Core Fixed Income      DWSII David Venture Value         DWSII Dreman High Return
          Subaccount                         Subaccount                    Subaccount                    Equity Subaccount
           (Class B)                          (Class B)                     (Class B)                         (Class B)
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
     2006            2005            2006            2005            2006            2005            2006            2005
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 $     (1,223)   $     (3,563)   $      9,684    $      9,243    $    (15,303)   $    (18,616)   $     (6,999)   $     (6,613)
       10,721           1,254          (3,781)          5,415         122,960           7,960         120,778          26,997

        6,857           9,883           6,915         (15,445)        (11,836)         97,774          78,271          40,824
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


       16,355           7,574          12,818            (787)         95,821          87,118         192,050          61,208
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

       31,796         249,909           2,961          31,642          20,593         323,949           9,086         229,698

       18,859           1,572          61,239          32,043          12,935          65,878         399,805         117,756
          (14)             (8)           (132)           (144)           (146)           (183)           (147)           (129)
      (33,781)        (27,002)       (114,798)        (57,418)       (411,373)        (17,060)       (155,820)        (78,162)

      (61,761)             (4)         (5,316)        (61,855)       (220,308)        (64,708)       (208,388)       (153,262)
      (52,140)             --              --              --          (9,535)             --         (10,053)          3,030
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      (97,041)        224,467         (56,046)        (55,732)       (607,834)        307,876          34,483         118,931
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      (80,686)        232,041         (43,228)        (56,519)       (512,013)        394,994         226,533         180,139

      288,188          56,147         737,707         794,226       1,274,387         879,393       1,227,868       1,047,729
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 $    207,502    $    288,188    $    694,479    $    737,707    $    762,374    $  1,274,387    $  1,454,401    $  1,227,868
 ============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                     DWSII Dreman Small Mid Cap       DWSII Templeton Foreign        DWSII Global Thematic
                                          Value Subaccount               Value Subaccount                 Subaccount
                                              (Class B)                      (Class B)                     (Class B)
                                     ----------------------------    ----------------------------    ----------------------------
                                         2006            2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $    (13,812)   $    (16,146)   $        176    $        (16)   $     (4,338)   $     (5,534)
  Realized gain (loss) ...........        156,062         137,628           7,069             135          89,160           8,129
  Change in unrealized gain (loss)
    on investments ...............         52,944         (44,365)         (1,632)          1,576         (26,151)         54,846
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting
      from operations ............        195,194          77,117           5,613           1,695          58,671          57,441
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..         23,153         199,703              --           8,925             600         152,832
  Participant transfers from other
    funding options ..............          2,111         118,605              --          18,886         184,403          60,142
  Administrative charges .........           (116)           (125)            (11)             (2)            (31)            (20)
  Contract surrenders ............       (249,105)       (199,950)         (2,115)             --        (185,127)         (1,581)
  Participant transfers to other
    funding options ..............       (110,078)       (145,620)        (34,042)             --        (150,698)        (90,701)
  Other receipts/(payments) ......         (6,028)             --              (3)             --          (4,743)             --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........       (340,063)        (27,387)        (36,171)         27,809        (155,596)        120,672
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets .................       (144,869)         49,730         (30,558)         29,504         (96,925)        178,113
Net Assets:
  Beginning of year ..............      1,016,724         966,994          30,558           1,054         329,645         151,532
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $    871,855    $  1,016,724    $         --    $     30,558    $    232,720    $    329,645
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

   DWSII Government & Agency        DWSII Growth Allocation           DWSII High Income            DWSII Income Allocation
Securities Subaccount (Class B)      Subaccount (Class B)           Subaccount (Class B)            Subaccount (Class B)
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
     2006            2005            2006            2005            2006            2005            2006            2005
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 $      6,797    $      5,412    $     (3,553)   $     (5,552)   $     50,199    $     69,654    $      1,047    $     (1,636)
       (2,454)          4,601          17,524           9,695          (1,126)         29,982           3,681             116

        1,557          (8,682)         15,782          11,200          14,880         (84,422)         (3,414)          3,024
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


        5,900           1,331          29,753          15,343          63,953          15,214           1,314           1,504
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

        3,472           6,187              --         395,353          39,543         163,835              --          80,000

        6,269          84,438           5,033          80,671         336,782         706,477           2,767             339
          (51)            (45)            (30)            (18)            (72)            (87)             --              --
      (37,827)       (111,676)       (131,469)       (246,280)       (301,214)        (88,161)        (84,688)             --

      (62,020)        (35,950)           (397)           (333)       (315,698)     (1,014,564)        (15,298)            (21)
           --           3,030              --              --              --              --              --              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      (90,157)        (54,016)       (126,863)        229,393        (240,659)       (232,500)        (97,219)         80,318
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      (84,257)        (52,685)        (97,110)        244,736        (176,706)       (217,286)        (95,905)         81,822

      414,098         466,783         314,704          69,968         957,159       1,174,445          95,905          14,083
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 $    329,841    $    414,098    $    217,594    $    314,704    $    780,453    $    957,159    $         --    $     95,905
 ============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                          DWSII International                DWSII Janus               DWSII Janus Growth
                                             Select Equity                 Growth & Income                Opportunities
                                         Subaccount (Class B)           Subaccount (Class B)          Subaccount (Class B)
                                     ----------------------------    ----------------------------    ----------------------------
                                         2006            2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $     (1,459)   $      1,895    $     (4,476)   $     (6,369)   $       (817)   $       (953)
  Realized gain (loss) ...........         25,678           6,808          40,338           4,598           5,951              56
  Change in unrealized gain (loss)
    on investments ...............         43,685          25,420         (14,771)         36,753          (6,398)          4,843
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations .................         67,904          34,123          21,091          34,982          (1,264)          3,946
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..          5,336          46,448           3,604         149,019              --           4,022
  Participant transfers from other
    funding options ..............         82,244          16,887          14,008          36,382             386          49,810
  Administrative charges .........            (52)            (33)             (7)            (15)             (4)             (5)
  Contract surrenders ............        (47,425)        (19,105)       (189,523)         (2,433)        (46,521)             --
  Participant transfers to other
    funding options ..............        (51,320)        (32,177)         (3,575)        (47,696)        (26,406)             --
  Other receipts/(payments) ......         (6,192)             --              --              --              --              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........        (17,409)         12,020        (175,493)        135,257         (72,545)         53,827
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets .................         50,495          46,143        (154,402)        170,239         (73,809)         57,773
Net Assets:
  Beginning of year ..............        314,369         268,226         379,060         208,821          73,809          16,036
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $    364,864    $    314,369    $    224,658    $    379,060    $         --    $     73,809
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

  DWSII Mercury Large Cap Value   DWSII MFS(R) Strategic Value         DWSII Mid Cap Growth       DWSII Moderate Allocation
      Subaccount (Class B)           Subaccount (Class B)              Subaccount (Class B)         Subaccount (Class B)
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
     2006            2005            2006            2005            2006            2005            2006            2005
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 $     (3,610)   $     (2,871)   $     (1,025)   $     (2,582)   $       (268)   $       (605)   $     (6,747)   $    (11,502)
       17,268          12,450          12,921          81,959             521           2,841           7,175          11,149

       48,702         (13,589)         (8,368)        (92,620)          1,114             666          42,302          23,182
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


       62,360          (4,010)          3,528         (13,243)          1,367           2,902          42,730          22,829
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

       14,967          35,276              30          11,137              --              --              --         251,193

        8,364          11,621           1,703           1,916             502          71,330           6,818         229,413
         (102)           (100)            (46)            (51)             (8)             (9)            (30)            (13)
      (81,555)        (80,259)        (22,790)       (319,138)         (2,833)           (307)        (25,581)        (37,731)

      (19,451)        (89,109)       (124,270)       (114,858)           (211)        (73,322)           (394)       (153,061)
       (4,552)          3,030              --              --              --              --              --              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      (82,329)       (119,541)       (145,373)       (420,994)         (2,550)         (2,308)        (19,187)        289,801
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      (19,969)       (123,551)       (141,845)       (434,237)         (1,183)            594          23,543         312,630

      530,615         654,166         141,845         576,082          14,609          14,015         509,483         196,853
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 $    510,646    $    530,615    $         --    $    141,845    $     13,426    $     14,609    $    533,026    $    509,483
 ============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                          DWSII Money Market         DWSII Oak Strategic Equity      DWSII Small Cap Growth
                                         Subaccount (Class B)           Subaccount (Class B)          Subaccount (Class B)
                                     ----------------------------    ----------------------------    ----------------------------
                                         2006            2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $    295,842    $     83,670    $     (3,536)   $     (5,652)   $     (4,287)   $     (4,657)
  Realized gain (loss) ...........             --              --           9,695            (600)         12,119           9,680
  Change in unrealized gain (loss)
    on investments ...............             --              --            (508)         (6,752)            (63)          5,832
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations .................        295,842          83,670           5,651         (13,004)          7,769          10,855
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..          7,280         846,358             302         115,270           1,260           7,365
  Participant transfers from other
    funding options ..............        976,043       2,430,874          17,489          27,073           6,993         150,508
  Administrative charges .........            (98)            (91)            (24)            (36)            (35)            (43)
  Contract surrenders ............     (1,214,739)     (1,408,087)       (143,304)        (20,469)        (59,265)         (9,364)
  Participant transfers to other
    funding options ..............       (425,899)     (1,796,810)       (188,388)        (41,294)         (4,561)       (132,644)
  Other receipts/(payments) ......             --              --              --              --          (4,117)             --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........       (657,413)         72,244        (313,925)         80,544         (59,725)         15,822
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets .................       (361,571)        155,914        (308,274)         67,540         (51,956)         26,677
Net Assets:
  Beginning of year ..............     12,100,074      11,944,160         308,274         240,734         236,599         209,922
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $ 11,738,503    $ 12,100,074    $         --    $    308,274    $    184,643    $    236,599
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                                                     FAMVS Mercury Global
  DWSII Strategic Income                DWSII Technology           DWSII Turner Mid Cap Growth          Allocation V.I.
   Subaccount (Class B)               Subaccount (Class B)            Subaccount (Class B)          Subaccount (Class III)
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
     2006            2005            2006            2005            2006            2005            2006            2005
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 $      6,573    $     11,555    $     (4,162)   $     (3,196)   $     (6,456)   $     (7,208)   $    (17,583)   $     14,401
         (504)          1,396             654             505          48,067          25,042         463,983          15,413

        4,562         (13,030)          1,730           8,487         (32,324)         16,626        (232,836)        151,362
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


       10,631             (79)         (1,778)          5,796           9,287          34,460         213,564         181,176
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

           --           8,045           3,095          53,190          12,325          26,650          31,752         992,304

       16,099          26,767          41,707           8,384          11,926         232,253          31,704          44,243
          (22)            (36)            (25)            (28)            (44)            (48)             --             (59)
      (73,838)        (30,146)         (2,197)         (4,804)        (49,512)         (5,613)       (200,207)       (245,886)

      (15,784)         (4,023)           (885)         (3,170)       (136,693)       (223,473)     (2,648,238)        (17,854)
           --           3,030          (2,956)             --              --              --         (11,318)             --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      (73,545)          3,637          38,739          53,572        (161,998)         29,769      (2,796,307)        772,748
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      (62,914)          3,558          36,961          59,368        (152,711)         64,229      (2,582,743)        953,924

      220,211         216,653         217,149         157,781         413,509         349,280       2,582,743       1,628,819
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 $    157,297    $    220,211    $    254,110    $    217,149    $    260,798    $    413,509    $         --    $  2,582,743
 ============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                                                        FTVIPT Franklin
                                          FAMVS Mercury Value          FTVIPT Franklin Income         Small-Mid Cap Growth
                                     Opportunities V.I. Subaccount      Securities Subaccount        Securities Subaccount
                                              (Class III)                     (Class 2)                     (Class 2)
                                     ----------------------------    ----------------------------    ----------------------------
                                         2006            2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $     (7,301)   $    (12,856)   $      3,670    $     (1,778)   $    (21,949)   $    (26,219)
  Realized gain (loss) ...........       (325,218)        402,830           1,364             (31)        144,609          24,962
  Change in unrealized gain (loss)
    on investments ...............        447,550        (309,456)         30,214          (5,560)        (77,575)         21,619
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations .................        115,031          80,518          35,248          (7,369)         45,085          20,362
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..         11,736         369,977              --         200,507              --              --
  Participant transfers from other
    funding options ..............             89          40,860          13,120          50,585          83,805          38,194
  Administrative charges .........             (2)            (33)            (12)             (7)            (32)            (37)
  Contract surrenders ............       (150,133)       (152,040)        (32,296)         (1,916)       (337,871)        (97,530)
  Participant transfers to other
    funding options ..............     (1,061,938)        (66,412)             --              --        (327,499)        (63,940)
  Other receipts/(payments) ......             --              --              --              --         (35,298)        (17,248)
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease)
      in net assets resulting from
      unit transactions ..........     (1,200,248)        192,352         (19,188)        249,169        (616,895)       (140,561)
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets .................     (1,085,217)        272,870          16,060         241,800        (571,810)       (120,199)
Net Assets:
  Beginning of year ..............      1,085,217         812,347         241,800              --       1,168,886       1,289,085
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $         --    $  1,085,217    $    257,860    $    241,800    $    597,076    $  1,168,886
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

    FTVIPT Mutual Shares            FTVIPT Templeton Developing   FTVIPT Templeton Foreign          FTVIPT Templeton Growth
    Securities Subaccount              Securities Subaccount        Securities Subaccount             Securities Subaccount
          (Class 2)                          (Class 2)                    (Class 2)                         (Class 2)
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
     2006            2005            2006            2005            2006            2005            2006            2005
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 $    (29,006)   $    (41,811)   $    (11,632)   $     (7,795)   $    (20,044)   $    (19,935)   $    (12,319)   $    (13,145)
      942,387          69,424         151,857          78,327         226,160          31,562         441,585          52,627

     (634,401)        268,819         154,779         187,128         197,045         151,829        (269,281)         80,956
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      278,980         296,432         295,004         257,660         403,161         163,456         159,985         120,438
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

       63,254       1,112,484          32,332         192,001           3,102         650,494          52,385         278,467

      171,105         267,691         163,698         173,711         251,202         251,900          71,063         254,074
           (4)           (219)            (87)            (85)            (83)            (63)             (1)           (126)
     (176,562)       (517,366)       (306,767)       (237,824)       (765,515)       (163,342)        (50,076)       (262,341)

   (4,494,428)        (47,825)       (108,238)       (109,142)       (145,103)        (69,956)     (2,055,729)       (198,594)
      (13,902)             --         (33,965)             --         (47,044)        (19,263)             --              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


   (4,450,537)        814,765        (253,027)         18,661        (703,441)        649,770      (1,982,358)         71,480
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   (4,171,557)      1,111,197          41,977         276,321        (300,280)        813,226      (1,822,373)        191,918

    4,171,557       3,060,360       1,283,825       1,007,504       2,332,294       1,519,068       1,822,373       1,630,455
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 $         --    $  4,171,557    $  1,325,802    $  1,283,825    $  2,032,014    $  2,332,294    $         --    $  1,822,373
 ============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                        Janus Aspen Balanced           Janus Aspen Global
                                                                             Subaccount             Life Sciences Subaccount
                                         High Yield Bond Trust            (Service Shares)              (Service Shares)
                                     ----------------------------    ----------------------------    ----------------------------
                                         2006            2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $     22,224    $     (5,273)   $     (1,448)   $        (15)   $       (958)   $     (1,312)
  Realized gain (loss) ...........         (9,126)          1,079          34,963           8,274           8,206             927
  Change in unrealized gain (loss)
    on investments ...............         (5,098)          8,097         (26,383)          1,055          (4,256)          5,835
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in from
      net assets resulting
      operations .................          8,000           3,903           7,132           9,314           2,992           5,450
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..             --           8,775              --           1,000              --              --
  Participant transfers from other
    funding options ..............         25,694         371,197             408           2,753           4,373           6,466
  Administrative charges .........             --             (13)             (4)            (49)             (2)             (3)
  Contract surrenders ............        (13,058)       (127,933)        (27,583)        (12,741)        (37,457)         (5,235)
  Participant transfers to other
    funding options ..............       (378,537)         (1,453)       (204,514)       (126,800)         (5,060)             --
  Other receipts/(payments) ......             (4)             --              (6)             --              --              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........       (365,905)        250,573        (231,699)       (135,837)        (38,146)          1,228
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets .................       (357,905)        254,476        (224,567)       (126,523)        (35,154)          6,678
Net Assets:
  Beginning of year ..............        357,905         103,429         224,567         351,090          61,666          54,988
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $         --    $    357,905    $         --    $    224,567    $     26,512    $     61,666
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

       Janus Aspen Global                Janus Aspen Mid Cap       Janus Aspen Worldwide                Lazard Retirement
     Technology Subaccount                Growth Subaccount          Growth Subaccount                      Small Cap
        (Service Shares)                   (Service Shares)           (Service Shares)                     Subaccount
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
     2006            2005            2006            2005            2006            2005            2006            2005
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 $     (1,022)   $     (1,059)   $     (3,464)   $     (3,330)   $       (349)   $       (391)   $     (9,514)   $     (8,523)
        3,632             (32)          7,388           1,611           3,814               8          99,459          37,501

          463           5,785          15,137          17,730           5,832           2,179         (27,676)        (11,665)
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


        3,073           4,694          19,061          16,011           9,297           1,796          62,269          17,313
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

           --             932              --              --              --           2,860          14,904          64,857

        4,953              --              --              --          14,786              --          88,772         262,666
           (1)             (3)             (9)            (10)             (9)            (13)            (56)            (47)
      (12,999)             --         (18,261)         (3,316)        (10,166)             --        (146,824)        (31,664)

       (9,097)         (6,856)             --              --         (16,777)             --        (593,698)         (3,078)
           --              --              --              --              --              --          (5,941)             --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      (17,144)         (5,927)        (18,270)         (3,326)        (12,166)          2,847        (642,843)        292,734
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      (14,071)         (1,233)            791          12,685          (2,869)          4,643        (580,574)        310,047

       58,958          60,191         176,822         164,137          53,226          48,583         580,574         270,527
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 $     44,887    $     58,958    $    177,613    $    176,822    $     50,357    $     53,226    $         --    $    580,574
 ============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                     LMPIS  Premier Selections         LMPVPVSmall Cap
                                       LMPIS Dividend Strategy            All Cap Growth             Growth Opportunities
                                             Subaccount                     Subaccount                    Subaccount
                                     ----------------------------    ----------------------------    ----------------------------
                                         2006            2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $          6    $        147    $       (278)   $     (2,000)   $     (4,567)   $     (2,937)
  Realized gain (loss) ...........          5,089             463           1,010          11,751          16,819          13,579
  Change in unrealized gain (loss)
    on investments ...............         15,519          (2,294)           (475)         (5,642)            254          (7,177)
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations .................         20,614          (1,684)            257           4,109          12,506           3,465
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..             --              --              --              --           3,477           3,742
  Participant transfers from other
    funding options ..............         23,277          78,486           3,592              --          93,319              66
  Administrative charges .........             --              --              (6)             (3)            (13)            (14)
  Contract surrenders ............        (47,816)        (11,686)             --            (190)        (12,673)            (53)
  Participant transfers to other
    funding options ..............        (21,616)             --          (6,726)        (72,950)         (1,098)           (858)
  Other receipts/(payments) ......             --              --              --              --              --              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........        (46,155)         66,800          (3,140)        (73,143)         83,012           2,883
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets .................        (25,541)         65,116          (2,883)        (69,034)         95,518           6,348
Net Assets:
  Beginning of year ..............        160,595          95,479          11,726          80,760         137,137         130,789
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $    135,054    $    160,595    $      8,843    $     11,726    $    232,655    $    137,137
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

       LMPVPI All Cap                    LMPVPI Investors           LMPVPI Large Cap Growth         LMPVPI Small Cap Growth
         Subaccount                         Subaccount                    Subaccount                      Subaccount
          (Class I)                          (Class I)                     (Class I)                       (Class I)
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
     2006            2005            2006            2005            2006            2005            2006            2005
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 $     (2,859)   $     (8,359)   $     (1,414)   $     (3,102)   $     (3,054)   $     (3,227)   $    (12,746)   $    (16,419)
       23,922          34,922          15,573          10,722           1,967             177          41,507          83,797

       29,061         (20,460)         32,782           6,467           3,467           8,479          29,743         (59,527)
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


       50,124           6,103          46,941          14,087           2,380           5,429          58,504           7,851
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

          400          12,468           2,687           2,314           2,000          12,541           6,900          21,109

        8,880          32,447             500          11,321           2,264           1,413          28,327          11,374
          (11)            (17)            (27)            (35)            (42)            (48)            (25)            (41)
      (56,692)       (230,190)        (23,288)        (31,061)        (32,135)        (12,324)        (79,268)       (126,899)

       (1,022)       (124,509)         (8,243)        (33,534)         (3,979)         (4,082)        (17,836)       (264,552)
           --              --              --              --              --              --          (8,534)             --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      (48,445)       (309,801)        (28,371)        (50,995)        (31,892)         (2,500)        (70,436)       (359,009)
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

        1,679        (303,698)         18,570         (36,908)        (29,512)          2,929         (11,932)       (351,158)

      344,110         647,808         316,373         353,281         185,391         182,462         594,939         946,097
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 $    345,789    $    344,110    $    334,943    $    316,373    $    155,879    $    185,391    $    583,007    $    594,939
 ============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                        LMPVPII Aggressive Growth
                                               Subaccount                LMPVPII Appreciation           LMPVPII Diversified
                                                (Class I)                     Subaccount               Strategic Subaccount
                                     ----------------------------    ----------------------------    ----------------------------
                                         2006            2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $     (5,934)   $     (5,741)   $    (10,336)   $    (12,290)   $     14,688    $     14,277
  Realized gain (loss) ...........         18,104           2,111          58,648          11,144          (2,902)         (1,384)
  Change in unrealized gain (loss)
    on investments ...............         18,190          29,477          56,134          18,912             204         (10,629)
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations .................         30,360          25,847         104,446          17,766          11,990           2,264
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..          8,346          33,513              --          60,115              --             650
  Participant transfers from other
    funding options ..............         27,667           3,453              33          30,901              --              --
  Administrative charges .........            (47)            (52)            (82)            (78)            (78)            (90)
  Contract surrenders ............        (59,142)         (8,856)       (156,550)        (56,493)        (10,227)       (206,520)
  Participant transfers to other
    funding options ..............         (9,941)         (2,609)         (7,019)        (24,310)        (20,288)             --
  Other receipts/(payments) ......         (7,094)             --          (9,122)         (1,655)        (33,314)             --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........        (40,211)         25,449        (172,740)          8,480         (63,907)       (205,960)
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets .................         (9,851)         51,296         (68,294)         26,246         (51,917)       (203,696)
Net Assets:
  Beginning of year ..............        344,280         292,984         950,673         924,427         428,642         632,338
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $    334,429    $    344,280    $    882,379    $    950,673    $    376,725    $    428,642
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

    LMPVPII Equity Index                                          LMPVPII Growth and Income
         Subaccount               LMPVPII Fundamental Value              Subaccount                 LMPVPIII Adjustable Rate
         (Class II)                      Subaccount                       (Class I)                     Income Subaccount
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
     2006            2005            2006            2005            2006            2005            2006            2005
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 $     (9,440)   $    (11,780)   $     (5,774)   $    (15,861)   $     (3,651)   $     (4,765)   $      7,453    $      3,358
       71,970          14,072          70,193          89,281          14,709           2,099             950           1,743

       89,734          32,149          94,029         (51,063)          9,774           6,379             (83)         (3,051)
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      152,264          34,441         158,448          22,357          20,832           3,713           8,320           2,050
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

       22,602         261,509              --          15,498          12,352           6,629           3,018           4,838

        1,951          35,520          50,805           7,230           7,819             737          23,286           6,314
         (150)           (182)            (97)           (122)            (10)            (20)            (51)            (27)
     (173,516)       (136,176)       (130,741)        (63,229)           (199)        (18,493)       (138,829)       (109,390)

     (292,281)        (61,677)        (26,027)       (148,132)        (96,129)           (250)       (107,046)       (176,789)
           --              --          (9,990)        (10,695)             --              --              --              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     (441,394)         98,994        (116,050)       (199,450)        (76,167)        (11,397)       (219,622)       (275,054)
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     (289,130)        133,435          42,398        (177,093)        (55,335)         (7,684)       (211,302)       (273,004)

    1,540,711       1,407,276       1,186,951       1,364,044         283,584         291,268         563,411         836,415
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 $  1,251,581    $  1,540,711    $  1,229,349    $  1,186,951    $    228,249    $    283,584    $    352,109    $    563,411
 ============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                      LMPVPIII Aggressive Growth        LMPVPIII High Income        LMPVPIII Large Cap Growth
                                              Subaccount                     Subaccount                    Subaccount
                                     ----------------------------    ----------------------------    ----------------------------
                                         2006            2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $    (41,326)   $    (44,728)   $     99,003    $    103,790    $     (8,068)   $    (11,381)
  Realized gain (loss) ...........        182,272          48,661             862           5,304          22,948           7,692
  Change in unrealized gain (loss)
    on investments ...............        (24,778)        169,412          45,321        (103,344)        (14,299)         18,186
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations .................        116,168         173,345         145,186           5,750             581          14,497
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..             --          60,772          22,954          55,534              --          11,193
  Participant transfers from other
    funding options ..............        151,555          47,597             668          32,322              --           6,916
  Administrative charges .........            (96)           (115)            (84)           (139)            (29)            (46)
  Contract surrenders ............       (521,728)        (90,887)        (72,958)       (203,448)       (189,332)        (12,879)
  Participant transfers to other
    funding options ..............       (143,644)       (265,435)        (94,658)        (12,067)        (20,528)        (88,410)
  Other receipts/(payments) ......        (48,694)           (747)             --              --         (19,359)           (279)
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........       (562,607)       (248,815)       (144,078)       (127,798)       (229,248)        (83,505)
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets .................       (446,439)        (75,470)          1,108        (122,048)       (228,667)        (69,008)
Net Assets:
  Beginning of year ..............      2,082,030       2,157,500       1,769,662       1,891,710         545,746         614,754
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $  1,635,591    $  2,082,030    $  1,770,770    $  1,769,662    $    317,079    $    545,746
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                  LMPVPIV Multiple Discipline    LMPVPIV Multiple Discipline
   LMPVPIII Mid Cap Core              LMPVPIII Money Market        Subaccount-All Cap Growth     Subaccount-Balanced All Cap
        Subaccount                         Subaccount                      and Value                  Growth and Value
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
     2006            2005            2006            2005            2006            2005            2006            2005
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 $     (4,339)   $     (4,350)   $     38,276    $     10,565    $   (111,473)   $   (157,033)   $    (23,543)   $    (31,828)
       61,006          25,885              --              --         622,482         339,374         162,630          51,807

      (15,886)         (5,270)             --              --         250,163          40,826         126,358          44,077
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


       40,781          16,265          38,276          10,565         761,172         223,167         265,445          64,056
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

           --           9,903              --         485,610          86,199         297,855              --         184,404

      163,093              --       1,073,150         863,305             540          95,068              --          90,140
           (9)            (13)            (84)           (114)           (738)           (903)           (463)           (508)
      (28,041)         (9,184)       (753,210)       (582,403)       (885,473)     (1,211,219)       (437,510)       (126,556)

      (10,022)           (276)       (721,256)       (683,137)       (560,668)       (179,968)       (115,947)        (32,593)
           --         (18,208)            133         (31,801)       (181,115)        (98,639)        (54,052)       (178,749)
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      125,021         (17,778)       (401,267)         51,460      (1,541,255)     (1,097,806)       (607,972)        (63,862)
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      165,802          (1,513)       (362,991)         62,025        (780,083)       (874,639)       (342,527)            194

      272,734         274,247       1,567,348       1,505,323       7,909,794       8,784,433       3,723,554       3,723,360
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 $    438,536    $    272,734    $  1,204,357    $  1,567,348    $  7,129,711    $  7,909,794    $  3,381,027    $  3,723,554
 ============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                        LMPVPIV Multiple Discipline    LMPVPIV Multiple Discipline     Lord Abbett Growth and
                                         Subaccount-Global All Cap        Subaccount-Large Cap            Income Subaccount
                                             Growth and Value               Growth and Value                 (Class VC)
                                     ----------------------------    ----------------------------    ----------------------------
                                         2006            2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $     (6,806)   $    (10,873)   $    (13,202)   $    (15,336)   $    (18,367)   $    (22,427)
  Realized gain (loss) ...........         47,205          35,992          38,768          25,897         132,608         166,087
  Change in unrealized gain (loss)
    on investments ...............         28,757           4,709          59,708           4,162         145,570        (118,429)
                                     ------------    ------------    ------------    ------------    ------------    ------------
  Net increase (decrease) in net assets
    resulting from operations ....         69,156          29,828          85,274          14,723         259,811          25,231
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..          6,953           6,183              --          10,050          17,973         404,634
  Participant transfers from other
    funding options ..............             --              --              --              --          95,053          58,199
  Administrative charges .........           (124)           (140)            (24)            (48)            (71)            (68)
  Contract surrenders ............       (150,353)       (173,746)        (55,447)        (75,977)       (214,039)       (379,951)
  Participant transfers to other
    funding options ..............             --          (9,055)        (16,206)             --        (297,471)        (78,054)
  Other receipts/(payments) ......             --              --         (43,879)             --         (49,563)        (17,673)
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........       (143,524)       (176,758)       (115,556)        (65,975)       (448,118)        (12,913)
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets .................        (74,368)       (146,930)        (30,282)        (51,252)       (188,307)         12,318
Net Assets:
  Beginning of year ..............        632,837         779,767         960,253       1,011,505       1,945,564       1,933,246
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $    558,469    $    632,837    $    929,971    $    960,253    $  1,757,257    $  1,945,564
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

   Lord Abbett Mid-Cap Value                                        MIST Batterymarch Mid-Cap      MIST BlackRock High Yield
          Subaccount                   Managed Assets                   Stock Subaccount                  Subaccount
          (Class VC)                     Subaccount                         (Class A)                      (Class A)
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
     2006            2005            2006            2005            2006            2005            2006            2005
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 $    (79,471)   $    (72,330)   $        823    $       (931)   $     (3,449)   $         --    $    (10,267)   $         --
      486,029         426,322           4,134             368          (1,274)             --           1,050              --

       38,706         (69,900)         (3,400)          1,458          (9,843)             --          48,832              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      445,264         284,092           1,557             895         (14,566)             --          39,615              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      155,953       1,674,179              --           1,864           5,280              --          10,886              --

      174,103         368,539              78             349         319,982              --         817,614              --
         (346)           (249)             --              --             (30)             --             (72)             --
     (787,111)       (891,806)           (181)           (807)        (25,182)             --         (35,295)             --

     (161,236)       (207,906)        (52,234)            (78)         (9,780)             --          (6,953)             --
     (128,016)        (14,281)             --              --              --              --          (3,601)             --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     (746,653)        928,476         (52,337)          1,328         290,270              --         782,579              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     (301,389)      1,212,568         (50,780)          2,223         275,704              --         822,194              --

    5,173,705       3,961,137          50,780          48,557              --              --              --              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 $  4,872,316    $  5,173,705    $         --    $     50,780    $    275,704    $         --    $    822,194    $         --
 ============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                            MIST BlackRock                   MIST Dreman
                                            Large-Cap Core                 Small-Cap Value             MIST Harris Oakmark
                                              Subaccount                     Subaccount             International Subaccount
                                               (Class A)                      (Class A)                     (Class A)
                                     ----------------------------    ----------------------------    ----------------------------
                                         2006            2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $    (43,336)   $         --    $        (15)   $         --    $     (9,715)   $         --
  Realized gain (loss) ...........        (25,148)             --              45              --          (2,078)             --
  Change in unrealized gain (loss)
    on investments ...............        206,342              --           1,427              --          81,140              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting
      from operations ............        137,858              --           1,457              --          69,347              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..         96,111              --              --              --              --              --
  Participant transfers from other
    funding options ..............      3,355,255              --          14,764              --         879,342              --
  Administrative charges .........           (199)             --              --              --             (40)             --
  Contract surrenders ............       (376,094)             --              --              --         (88,857)             --
  Participant transfers to other
    funding options ..............        (17,472)             --              --              --         (23,681)             --
  Other receipts/(payments) ......        (48,152)             --              --              --         (13,641)             --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........      3,009,449              --          14,764              --         753,123              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets .................      3,147,307              --          16,221              --         822,470              --
Net Assets:
  Beginning of year ..............             --              --              --              --              --              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $  3,147,307    $         --    $     16,221    $         --    $    822,470    $         --
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

      MIST Janus Capital           MIST Legg Mason Partners            MIST Lord Abbett Bond       MIST Lord Abbett Growth
         Appreciation                   Managed Assets                       Debenture                    and Income
          Subaccount                      Subaccount                        Subaccount                    Subaccount
           (Class A)                       (Class A)                         (Class A)                     (Class B)
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
     2006            2005            2006            2005            2006            2005            2006            2005
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 $    (11,777)   $         --    $       (667)   $         --    $     (7,608)   $         --    $    (55,540)   $         --
       (2,996)             --             (40)             --             828              --          14,206              --

       36,182              --           3,394              --          32,661              --         322,398              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


       21,409              --           2,687              --          25,881              --         281,064              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

        2,039              --              --              --           1,345              --          55,597              --

      952,909              --          53,408              --         644,704              --       4,733,298              --
          (22)             --              --              --             (40)             --            (283)             --
      (68,689)             --            (673)             --         (57,538)             --        (665,349)             --

      (11,626)             --          (2,369)             --          (7,251)             --        (239,926)             --
           --              --              --              --          (3,781)             --        (117,424)             --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      874,611              --          50,366              --         577,439              --       3,765,913              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      896,020              --          53,053              --         603,320              --       4,046,977              --

           --              --              --              --              --              --              --              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 $    896,020    $         --    $     53,053    $         --    $    603,320    $         --    $  4,046,977    $         --
 ============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                        MIST Lord Abbett Mid-Cap         MIST Met/AIM Capital            MIST MFS(R) Value
                                            Value Subaccount           Appreciation Subaccount              Subaccount
                                                (Class B)                      (Class A)                     (Class A)
                                     ----------------------------    ----------------------------    ----------------------------
                                         2006            2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $       (357)   $         --    $     (4,400)   $         --    $       (804)   $         --
  Realized gain (loss) ...........            111              --          47,438              --          13,557              --
  Change in unrealized gain (loss)
    on investments ...............          4,672              --         (49,565)             --          19,067              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations .................          4,426              --          (6,527)             --          31,820              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..             --              --           2,039              --              --              --
  Participant transfers from other
    funding options ..............         44,209              --         411,227              --         395,891              --
  Administrative charges .........             --              --             (14)             --             (15)             --
  Contract surrenders ............           (605)             --          (6,014)             --         (64,138)             --
  Participant transfers to other
    funding options ..............           (608)             --          (1,589)             --          (9,092)             --
  Other receipts/(payments) ......             --              --              --              --              --              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
   Net increase (decrease) in
      net assets resulting from
      unit transactions ..........         42,996              --         405,649              --         322,646              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets .................         47,422              --         399,122              --         354,466              --
Net Assets:
  Beginning of year ..............             --              --              --              --              --              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $     47,422    $         --    $    399,122    $         --    $    354,466    $         --
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

 MIST Neuberger Berman Real              MIST Pioneer Fund        MIST Pioneer Mid-Cap Value      MIST Pioneer Strategic Income
     Estate Subaccount                      Subaccount                    Subaccount                        Subaccount
          (Class A)                          (Class A)                     (Class A)                         (Class A)
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
     2006            2005            2006            2005            2006            2005            2006            2005
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 $    (18,555)   $         --    $     (3,921)   $         --    $         10    $         --    $    (23,259)   $         --
       26,229              --             400              --              98              --         135,552              --

      262,115              --          23,284              --            (176)             --          (2,433)             --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      269,789              --          19,763              --             (68)             --         109,860              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

        7,220              --              --              --              --              --              --              --

    1,422,331              --         275,996              --           7,140              --       6,365,839              --
          (90)             --              (6)             --              --              --             (11)             --
     (140,543)             --          (3,355)             --              --              --      (5,769,427)             --

     (107,039)             --          (2,963)             --              --              --         (27,221)             --
      (15,242)             --              --              --              --              --         (33,424)             --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


    1,166,637              --         269,672              --           7,140              --         535,756              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

    1,436,426              --         289,435              --           7,072              --         645,616              --

           --              --              --              --              --              --              --              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 $  1,436,426    $         --    $    289,435    $         --    $      7,072    $         --    $    645,616    $         --
 ============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                          MIST Third Avenue           MSF BlackRock Aggressive            MSF BlackRock
                                      Small Cap Value Subaccount         Growth Subaccount           Bond Income Subaccount
                                               (Class B)                      (Class D)                     (Class A)
                                     ----------------------------    ----------------------------    ----------------------------
                                         2006            2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $    (13,946)   $         --    $     (7,536)   $         --    $    (11,533)   $         --
  Realized gain (loss) ...........         (9,994)             --          (5,809)             --           1,938              --
  Change in unrealized gain (loss)
    on investments ...............         43,044              --          (7,595)             --          39,760              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations .................         19,104              --         (20,940)             --          30,165              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..         25,880              --              --              --             719              --
  Participant transfers from other
    funding options ..............      1,600,372              --         671,201              --         970,191              --
  Administrative charges .........            (50)             --             (44)             --            (145)             --
  Contract surrenders ............       (142,097)             --         (48,230)             --         (69,486)             --
  Participant transfers to other
    funding options ..............        (78,464)             --         (10,874)             --         (37,489)             --
  Other receipts/(payments) ......         (9,699)             --              --              --          (9,786)             --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........      1,395,942              --         612,053              --         854,004              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets .................      1,415,046              --         591,113              --         884,169              --
Net Assets:
  Beginning of year ..............             --              --              --              --              --              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $  1,415,046    $         --    $    591,113    $         --    $    884,169    $         --
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

         MSF BlackRock                      MSF BlackRock           MSF Capital Guardian                MSF FI Large Cap
    Bond Income Subaccount            Money Market Subaccount      U.S. Equity Subaccount                  Subaccount
           (Class E)                          (Class A)                   (Class A)                         (Class A)
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
     2006            2005            2006            2005            2006            2005            2006            2005
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 $     (9,007)   $         --    $     13,754    $         --    $       (707)   $         --    $     (8,259)   $         --
        2,383              --              --              --              (8)             --          (1,270)             --

       26,126              --              --              --           2,178              --          14,436              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


       19,502              --          13,754              --           1,463              --           4,907              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

           --              --              36              --              --              --           6,254              --

      693,084              --         926,300              --          56,470              --         606,728              --
          (44)             --            (148)             --              (3)             --             (61)             --
      (51,124)             --        (486,124)             --              --              --          (3,154)             --

      (40,904)             --        (174,710)             --              --              --         (20,201)             --
      (62,412)             --              --              --              --              --              --              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      538,600              --         265,354              --          56,467              --         589,566              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      558,102              --         279,108              --          57,930              --         594,473              --

           --              --              --              --              --              --              --              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 $    558,102    $         --    $    279,108    $         --    $     57,930    $         --    $    594,473    $         --
 ============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                         MSF FI Value Leaders          MSF MetLife Aggressive       MSF MetLife Conservative
                                              Subaccount               Allocation Subaccount         Allocation Subaccount
                                               (Class D)                      (Class B)                     (Class B)
                                     ----------------------------    ----------------------------    ----------------------------
                                         2006            2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $    (20,365)   $         --    $       (494)   $         --    $     (1,303)   $         --
  Realized gain (loss) ...........         (6,730)             --              27              --              20              --
  Change in unrealized gain (loss)
    on investments ...............         50,907              --           2,978              --           5,352              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations .................         23,812              --           2,511              --           4,069              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..         14,400              --              --              --              --              --
  Participant transfers from other
    funding options ..............      1,604,159              --          43,753              --         102,387              --
  Administrative charges .........           (131)             --              --              --             (30)             --
  Contract surrenders ............       (158,470)             --            (704)             --              --              --
  Participant transfers to other
    funding options ..............        (64,455)             --              --              --              --              --
  Other receipts/(payments) ......        (14,022)             --              --              --              --              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in net
      assets resulting from unit
      transactions ...............      1,381,481              --          43,049              --         102,357              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets .................      1,405,293              --          45,560              --         106,426              --
Net Assets:
  Beginning of year ..............             --              --              --              --              --              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $  1,405,293    $         --    $     45,560    $         --    $    106,426    $         --
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

 MSF MetLife Conservative to                                         MSF MetLife Moderate to
    Moderate Allocation               MSF MetLife Moderate           Aggressive Allocation           MSF MFS(R) Total Return
         Subaccount                  Allocation Subaccount                 Subaccount                      Subaccount
          (Class B)                         (Class B)                       (Class B)                       (Class B)
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
     2006            2005            2006            2005            2006            2005            2006            2005
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 $     (2,375)   $         --    $     (4,952)   $         --    $       (138)   $         --    $     (3,737)   $         --
          200              --          (3,764)             --             391              --             339              --

       10,886              --          30,107              --              --              --          20,735              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


        8,711              --          21,391              --             253              --          17,337              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

          205              --              --              --              --              --              --              --

      180,775              --         396,992              --          15,293              --         293,633              --
          (18)             --             (92)             --              --              --             (42)             --
       (8,781)             --         (29,171)             --         (15,546)             --         (27,963)             --

           --              --             (17)             --              --              --          (1,085)             --
           --              --              --              --              --              --              --              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      172,181              --         367,712              --            (253)             --         264,543              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      180,892              --         389,103              --              --              --         281,880              --

           --              --              --              --              --              --              --              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 $    180,892    $         --    $    389,103    $         --    $         --    $         --    $    281,880    $         --
 ============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                                                        MSF T. Rowe Price
                                               MSF MFS(R)                 MSF Oppenheimer               Large Cap Growth
                                       Total Return Subaccount        Global Equity Subaccount             Subaccount
                                               (Class F)                      (Class B)                     (Class B)
                                     ----------------------------    ----------------------------    ----------------------------
                                         2006            2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $    (79,599)   $         --    $    (54,889)   $         --    $     (3,244)   $         --
  Realized gain (loss) ...........          7,608              --         (29,263)             --            (532)             --
  Change in unrealized gain (loss)
    on investments ...............        441,600              --         254,832              --          18,570              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations .................        369,609              --         170,680              --          14,794              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..         14,638              --          64,455              --           4,078              --
  Participant transfers from other
    funding options ..............      6,391,764              --       4,706,471              --         236,191              --
  Administrative charges .........           (659)             --            (262)             --              (3)             --
  Contract surrenders ............       (471,467)             --        (708,891)             --          (8,746)             --
  Participant transfers to other
    funding options ..............       (260,745)             --        (152,260)             --          (3,981)             --
  Other receipts/(payments) ......        (39,684)             --         (68,584)             --              --              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........      5,633,847              --       3,840,929              --         227,539              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets .................      6,003,456              --       4,011,609              --         242,333              --
Net Assets:
  Beginning of year ..............             --              --              --              --              --              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $  6,003,456    $         --    $  4,011,609    $         --    $    242,333    $         --
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

      MSF Western Asset                 MSF Western Asset                                                 Oppenheimer
   Management High Yield            Management U.S. Government                                           Main Street/VA
      Bond Subaccount                       Subaccount                  Money Market                       Subaccount
          (Class A)                          (Class A)                   Subaccount                     (Service Shares)
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
     2006            2005            2006            2005            2006            2005            2006            2005
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 $     (3,811)   $         --    $     (2,348)   $         --    $      3,640    $      6,002    $        176    $       (314)
          588              --             866              --              --              --           6,531             120

       19,848              --           6,954              --              --              --          (3,969)          1,326
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


       16,625              --           5,472              --           3,640           6,002           2,738           1,132
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

           --              --              --              --              19       1,010,657              --           1,484

      414,520              --         199,087              --         807,085         951,964              --          13,310
           (6)             --              (8)             --              --            (150)             --              (3)
      (63,564)             --          (3,918)             --        (471,444)     (1,247,949)            (66)           (750)

      (57,012)             --         (15,940)             --        (801,891)     (1,765,089)        (52,000)             --
           --              --              --              --              --           5,006              (1)             --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      293,938              --         179,221              --        (466,231)     (1,045,561)        (52,067)         14,041
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      310,563              --         184,693              --        (462,591)     (1,039,559)        (49,329)         15,173

           --              --              --              --         462,591       1,502,150          49,329          34,156
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 $    310,563    $         --    $    184,693    $         --    $         --    $    462,591    $         --    $     49,329
 ============    ============    ============    ============    ============    ============    ============    ============

The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                         PIMCO VIT Real Return          PIMCO VIT Total Return       Putnam VT International
                                               Subaccount                     Subaccount                Equity Subaccount
                                         (Administrative Class)         (Administrative Class)              (Class IB)
                                     ----------------------------    ----------------------------    ----------------------------
                                         2006            2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $     39,221    $     18,441    $    108,713    $     73,203    $     (4,649)   $     (1,305)
  Realized gain (loss) ...........         32,806          38,401         (31,465)         87,841           9,656           9,961
  Change in unrealized gain (loss)
    on investments ...............        (95,511)        (51,637)         (7,237)       (146,088)         53,796          10,099
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations .................        (23,484)          5,205          70,011          14,956          58,803          18,755
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..         46,704         196,180          34,963         613,150              --           3,351
  Participant transfers from other
    funding options ..............         72,674          79,710         166,189         355,898          78,308           1,242
  Administrative charges .........           (178)           (188)           (375)           (467)            (38)            (48)
  Contract surrenders ............       (305,483)       (656,548)     (1,007,666)       (637,877)        (25,889)        (51,378)
  Participant transfers to other
    funding options ..............       (106,448)        (96,007)       (330,991)       (340,990)         (5,845)        (12,786)
  Other receipts/(payments) ......       (116,442)        (54,050)       (155,851)         22,332              --              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........       (409,173)       (530,903)     (1,293,731)         12,046          46,536         (59,619)
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets .................       (432,657)       (525,698)     (1,223,720)         27,002         105,339         (40,864)
Net Assets:
  Beginning of year ..............      1,981,725       2,507,423       5,363,485       5,336,483         210,891         251,755
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $  1,549,068    $  1,981,725    $  4,139,765    $  5,363,485    $    316,230    $    210,891
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

          Putnam VT                        Travelers AIM                                            Travelers Disciplined
  Small Cap Value Subaccount            Capital Appreciation    Travelers Convertible Securities        Mid Cap Stock
          (Class IB)                         Subaccount                    Subaccount                     Subaccount
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
     2006            2005            2006            2005            2006            2005            2006            2005
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 $    (16,797)   $    (16,150)   $     (2,593)   $     (7,257)   $        801    $      2,382    $       (210)   $     (4,655)
      138,950          77,411          94,521           7,732          27,979          12,981          75,684           5,863

       32,918          (9,019)        (66,463)         26,988           8,125         (29,376)        (48,645)         23,714
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      155,071          52,242          25,465          27,463          36,905         (14,013)         26,829          24,922
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

       21,057         239,900              --         199,585           1,800          32,027              --          65,762

       69,842          81,188             198           2,202           5,090          35,183              72           1,488
         (145)           (158)             --             (16)             (4)            (63)             (2)            (33)
     (103,689)        (75,476)        (28,416)        (10,544)        (67,792)        (50,656)         (7,703)        (11,623)

      (59,152)        (79,089)       (409,804)        (77,473)       (584,273)       (182,113)       (314,943)        (10,341)
       (6,746)             --              (5)        (17,647)         (5,166)          5,006              (7)             --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      (78,833)        166,365        (438,027)         96,107        (650,345)       (160,616)       (322,583)         45,253
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

       76,238         218,607        (412,562)        123,570        (613,440)       (174,629)       (295,754)         70,175

    1,045,473         826,866         412,562         288,992         613,440         788,069         295,754         225,579
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 $  1,121,711    $  1,045,473    $         --    $    412,562    $         --    $    613,440    $         --    $    295,754
 ============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                       Travelers Equity Income    Travelers Federated High Yield   Travelers Federated Stock
                                             Subaccount                     Subaccount                    Subaccount
                                     ----------------------------    ----------------------------    ----------------------------
                                         2006            2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $      9,962    $    (30,243)   $     58,100    $    (17,895)   $         75    $       (289)
  Realized gain (loss) ...........        215,143          23,813         (18,766)           (452)          3,047             551
  Change in unrealized gain (loss)
    on investments ...............       (148,182)         43,009         (20,152)         20,281          (2,615)            174
                                     ------------    ------------    ------------    ------------    ------------    ------------
  Net increase (decrease) in
    net assets resulting from
    operations ...................         76,923          36,579          19,182           1,934             507             436
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..         40,873          78,972          13,494         146,040               1              --
  Participant transfers from other
    funding options ..............         12,169         164,396          10,743          57,643              --             411
  Administrative charges .........             (4)           (140)             (7)           (104)             (4)            (17)
  Contract surrenders ............        (46,991)        (24,307)        (57,799)        (57,994)         (4,129)         (5,139)
  Participant transfers to other
    funding options ..............     (1,669,995)         (4,010)       (804,696)       (244,770)        (12,836)            (90)
  Other receipts/(payments) ......             --          (2,257)             --              --              --              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........     (1,663,948)        212,654        (838,265)        (99,185)        (16,968)         (4,835)
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets .................     (1,587,025)        249,233        (819,083)        (97,251)        (16,461)         (4,399)
Net Assets:
  Beginning of year ..............      1,587,025       1,337,792         819,083         916,334          16,461          20,860
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $         --    $  1,587,025    $         --    $    819,083    $         --    $     16,461
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                      Travelers Managed              Travelers Managed
                                   Travelers Managed Allocation      Allocation Series:             Allocation Series:
     Travelers Large Cap                Series: Aggressive              Conservative                     Moderate
         Subaccount                         Subaccount                   Subaccount                     Subaccount
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
     2006            2005            2006            2005            2006            2005            2006            2005
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 $     (1,102)   $     (8,147)   $        458    $       (128)   $      3,397    $       (105)   $      5,353    $         28
       66,269           2,621           4,368              74          (2,736)            119           8,232             265

      (53,012)         30,243          (2,232)          2,233            (550)            551          (4,110)          4,110
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


       12,155          24,717           2,594           2,179             111             565           9,475           4,403
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

        4,956          14,796              --          39,649               1          62,966              --         236,245

       33,304          12,286              --              --          47,544              --              --          40,305
           --             (30)             --              --              --              --              --              (6)
      (17,110)         (3,130)             --            (669)         (8,800)             --         (10,800)         (4,200)

     (436,004)        (23,556)        (43,752)             --        (102,387)             --        (275,421)             --
           --             432              (1)             --              --              --              (1)             --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     (414,854)            798         (43,753)         38,980         (63,642)         62,966        (286,222)        272,344
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     (402,699)         25,515         (41,159)         41,159         (63,531)         63,531        (276,747)        276,747

      402,699         377,184          41,159              --          63,531              --         276,747              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 $         --    $    402,699    $         --    $     41,159    $         --    $     63,531    $         --    $    276,747
 ============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                     Travelers Managed Allocation   Travelers Managed Allocation
                                      Series: Moderate-Aggressive  Series: Moderate-Conservative      Travelers Managed Income
                                              Subaccount                     Subaccount                      Subaccount
                                     ----------------------------    ----------------------------    ----------------------------
                                         2006            2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $        232    $         --    $      3,249    $       (101)   $      9,827    $      9,622
  Realized gain (loss) ...........             33              --          (1,020)             28         (59,731)         (7,634)
  Change in unrealized gain (loss)
    on investments ...............             --              --            (946)            946          41,882          (8,193)
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations .................            265              --           1,283             873          (8,022)         (6,205)
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..             --              --          39,741          49,964               1          60,625
  Participant transfers from other
    funding options ..............         15,029              --          21,211          12,090              --              --
  Administrative charges .........             --              --              --              --              --             (61)
  Contract surrenders ............             --              --              --          (1,624)        (16,729)       (206,222)
  Participant transfers to other
    funding options ..............        (15,294)             --        (123,538)             --        (693,085)         (5,798)
  Other receipts/(payments) ......             --              --              --              --              --              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........           (265)             --         (62,586)         60,430        (709,813)       (151,456)
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets .................             --              --         (61,303)         61,303        (717,835)       (157,661)
Net Assets:
  Beginning of year ..............             --              --          61,303              --         717,835         875,496
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $         --    $         --    $         --    $     61,303    $         --    $    717,835
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

   Travelers Mercury                   Travelers MFS(R)               Travelers MFS(R)
     Large Cap Core                     Mid Cap Growth                 Total Return                  Travelers MFS(R) Value
       Subaccount                         Subaccount                    Subaccount                        Subaccount
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
     2006            2005            2006            2005            2006            2005            2006            2005
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 $    (15,716)   $    (54,966)   $     (4,008)   $    (10,295)   $     39,745    $     21,073    $     (2,626)   $       (675)
      664,565          58,006          91,596          (1,840)        173,544         310,304          28,466          22,810

     (458,227)        255,700         (51,572)         27,879         (28,640)       (275,827)          3,098          (6,908)
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      190,622         258,740          36,016          15,744         184,649          55,550          28,938          15,227
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

       44,533       1,450,823              --          61,996          50,668       1,470,329              --         300,722

       10,373          20,038             332         473,255         127,477         242,691           5,733         179,657
           --            (113)             --             (59)            (19)           (687)             (1)            (10)
      (60,039)       (536,996)           (199)        (17,670)       (217,405)       (311,360)        (16,402)           (600)

   (3,359,030)        (37,802)       (667,259)        (95,715)     (6,223,714)        (79,580)       (386,249)       (171,840)
           --              --             (10)        (17,057)         (3,954)          3,186              (4)             --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


   (3,364,163)        895,950        (667,136)        404,750      (6,266,947)      1,324,579        (396,923)        307,929
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   (3,173,541)      1,154,690        (631,120)        420,494      (6,082,298)      1,380,129        (367,985)        323,156

    3,173,541       2,018,851         631,120         210,626       6,082,298       4,702,169         367,985          44,829
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 $         --    $  3,173,541    $         --    $    631,120    $         --    $  6,082,298    $         --    $    367,985
 ============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                          Travelers Mondrian                                           Travelers Pioneer
                                          International Stock          Travelers Pioneer Fund           Strategic Income
                                              Subaccount                     Subaccount                    Subaccount
                                     ----------------------------    ----------------------------    ----------------------------
                                         2006            2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $     21,575    $    (13,179)   $      1,005    $     (6,618)   $    (36,222)   $    212,376
  Realized gain (loss) ...........        189,309          11,979          43,535          22,332        (149,583)         (2,457)
  Change in unrealized gain (loss)
    on investments ...............       (112,281)         54,369         (30,579)         (6,268)        243,230        (234,311)
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations .................         98,603          53,169          13,961           9,446          57,425         (24,392)
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..          2,165         176,382              --          21,727              24       5,791,759
  Participant transfers from other
    funding options ..............             --          33,058          59,833           2,717          41,133         144,097
  Administrative charges .........             (1)            (82)             --             (18)             --              (7)
  Contract surrenders ............        (25,672)        (67,219)             --         (47,041)         (8,669)        (43,050)
  Participant transfers to other
    funding options ..............       (758,699)        (26,973)       (271,859)       (119,750)     (6,216,134)        (32,563)
  Other receipts/(payments) ......             --         (19,008)             (4)             --              --          (6,815)
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........       (782,207)         96,158        (212,030)       (142,365)     (6,183,646)      5,853,421
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets .................       (683,604)        149,327        (198,069)       (132,919)     (6,126,221)      5,829,029
Net Assets:
  Beginning of year ..............        683,604         534,277         198,069         330,988       6,126,221         297,192
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $         --    $    683,604    $         --    $    198,069    $         --    $  6,126,221
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                     Travelers U.S. Government      Travelers Van Kampen
    Travelers Quality Bond           Travelers Strategic Equity              Securities                  Enterprise
          Subaccount                         Subaccount                      Subaccount                  Subaccount
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
     2006            2005            2006            2005            2006            2005            2006            2005
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 $     47,898    $    (19,710)   $       (758)   $     (3,207)   $      8,886    $     (2,563)   $       (323)   $       (930)
      (70,941)         (4,383)         37,247           1,606         (10,906)            302          11,745             266

       13,539          20,676         (27,095)           (498)         (4,101)          4,467          (9,401)          3,654
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


       (9,504)         (3,417)          9,394          (2,099)         (6,121)          2,206           2,021           2,990
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

        5,441         141,038           8,133          24,539          12,864         119,432              --              --

       55,757          56,713              --              --           2,252           8,584              --              --
           (3)           (162)             --             (19)             --              (5)             --              (3)
      (66,546)        (49,225)        (64,218)        (31,928)           (896)         (2,835)             --          (1,195)

   (1,007,191)        (59,663)       (172,635)            (23)       (164,126)         (1,705)        (56,470)             --
           --            (155)             --              --              --              --              --              --
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


   (1,012,542)         88,546        (228,720)         (7,431)       (149,906)        123,471         (56,470)         (1,198)
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   (1,022,046)         85,129        (219,326)         (9,530)       (156,027)        125,677         (54,449)          1,792

    1,022,046         936,917         219,326         228,856         156,027          30,350          54,449          52,657
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 $         --    $  1,022,046    $         --    $    219,326    $         --    $    156,027    $         --    $     54,449
 ============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                            Van Kampen LIT                 Van Kampen LIT           Van Kampen LIT Strategic
                                         Comstock Subaccount           Enterprise Subaccount           Growth Subaccount
                                              (Class II)                     (Class II)                     (Class I)
                                     ----------------------------    ----------------------------    ----------------------------
                                         2006            2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $    (26,811)   $    (39,527)   $     (2,804)   $     (2,259)   $     (7,518)   $    (10,403)
  Realized gain (loss) ...........        272,609         105,843             595             377          62,805           1,354
  Change in unrealized gain (loss)
    on investments ...............        207,083          29,290           8,628           9,430         (66,234)         40,083
                                     ------------    ------------    ------------    ------------    ------------    ------------
  Net increase (decrease) in
    net assets resulting from
    operations ...................        452,881          95,606           6,419           7,548         (10,947)         31,034
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..        125,858       1,742,091              --              --              --              --
  Participant transfers from other
    funding options ..............         54,741         218,409              --              --           6,876              --
  Administrative charges .........           (299)           (221)             --              (1)            (11)             (6)
  Contract surrenders ............       (739,905)       (418,770)             --              --         (20,746)         (2,130)
  Participant transfers to other
    funding options ..............        (80,381)        (59,335)             --              --        (422,630)             --
  Other receipts/(payments) ......        (22,668)             --              (1)             --              --              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........       (662,654)      1,482,174              (1)             (1)       (436,511)         (2,136)
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets .................       (209,773)      1,577,780           6,418           7,547        (447,458)         28,898
Net Assets:
  Beginning of year ..............      3,856,164       2,278,384         142,485         134,938         580,786         551,888
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $  3,646,391    $  3,856,164    $    148,903    $    142,485    $    133,328    $    580,786
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                              MLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENTS OF CHANGES IN NET ASSETS -- (Concluded)
                 For the years ended December 31, 2006 and 2005

     VIP Contrafund(R)                                                VIP Dynamic Capital
        Subaccount                 VIP Contrafund(R) Subaccount      Appreciation Subaccount         VIP Mid Cap Subaccount
         (Class 2)                       (Service Class)                (Service Class 2)               (Service Class 2)
 ----------------------------    ----------------------------    ----------------------------    ----------------------------
     2006            2005            2006            2005            2006            2005            2006            2005
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 $    (13,077)   $    (18,174)   $     (7,040)   $    (11,527)   $     (2,549)   $     (2,005)   $    (36,777)   $    (37,392)
      165,972          23,373         106,590          16,721          32,868           1,014         413,745         133,504

      (44,700)        131,735         (40,331)         76,087         (17,535)         17,569        (186,473)        188,157
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      108,195         136,934          59,219          81,281          12,784          16,578         190,495         284,269
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

       33,172         335,429           5,000          98,256              --          24,725          54,054         338,907

      152,305         168,250         123,163          18,508          37,556          56,711         370,118         313,680
         (113)            (80)            (31)            (26)             (3)             (3)           (147)           (137)
     (243,008)       (101,115)       (174,989)        (11,152)       (113,395)         (1,616)       (682,211)       (239,831)

      (81,199)        (42,024)        (14,312)         (3,694)        (64,090)         (2,070)       (206,098)       (259,890)
           --              --              --         (34,126)             --              --         (10,174)        (14,230)
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     (138,843)        360,460         (61,169)         67,766        (139,932)         77,747        (474,458)        138,499
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      (30,648)        497,394          (1,950)        149,047        (127,148)         94,325        (283,963)        422,768

    1,241,508         744,114         648,596         499,549         189,618          95,293       2,021,789       1,599,021
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 $  1,210,860    $  1,241,508    $    646,646    $    648,596    $     62,470    $    189,618    $  1,737,826    $  2,021,789
 ============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                          NOTES TO FINANCIAL STATEMENTS

1. BUSINESS

MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002 ("MLAC Variable Annuity Separate Account 2002") (formerly, TLAC Variable Annuity Separate Account 2002) is a separate account of MetLife Life and Annuity Company of Connecticut (the "Company") (formerly, The Travelers Life and Annuity Company), an indirect wholly owned subsidiary of MetLife, Inc., a Delaware corporation, and is available for funding certain variable annuity contracts issued by the Company. MLAC Variable Annuity Separate Account 2002, established on September 17, 2002, is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The products supported by MLAC Variable Annuity Separate Account 2002 are Vintage Access Annuity, Scudder Advocate Advisor - ST1 Variable Annuity, Scudder Advocate Advisor Annuity and Portfolio Architect Access Annuity.

MLAC Variable Annuity Separate Account 2002 is divided into Subaccounts, each of which is treated as an individual separate account for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolios, series and funds (with the same name) of registered investment management companies (collectively, the "Funds") which are presented below. For convenience, the portfolios, series or funds are referred to as "portfolios".

      AIM Variable Insurance Funds
      American Funds Insurance Series
      Credit Suisse Trust
      Dreyfus Investment Portfolios
      Dreyfus Socially Responsible Growth Fund, Inc.
      Dreyfus Variable Investment Fund
      DWS Investments VIT Funds
      DWS Variable Series I
      DWS Variable Series II
      Franklin Templeton Variable Insurance Products Trust
      Janus Aspen Series
      Legg Mason Partners Investment Series
      Legg Mason Partners Variable Portfolios  V
      Legg Mason Partners Variable Portfolios I, Inc.
      Legg Mason Partners Variable Portfolios II
      Legg Mason Partners Variable Portfolios III, Inc.
      Legg Mason Partners Variable Portfolios IV
      Lord Abbett Series Fund, Inc.
      Met Investors Series Trust
      Metropolitan Series Fund, Inc.
      PIMCO Variable Insurance Trust
      Putnam Variable Trust
      The Alger American Fund
      Van Kampen Life Investment Trust
      Variable Insurance Products Fund

Participant purchase payments applied to MLAC Variable Annuity Separate Account 2002 are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts were available for investment as of December 31, 2006 (the share class indicated in parentheses is that of the portfolio in which the Subaccount invests):

      AIM V.I. Utilities Subaccount
      Alger American Leveraged All Cap Subaccount (Class S)
      American Funds Global Growth Subaccount (Class 2)
      American Funds Growth Subaccount (Class 2)
      American Funds Growth-Income Subaccount (Class 2)
      Credit Suisse Trust Emerging Markets Subaccount
      Credit Suisse Trust Global Small Cap Subaccount
      Dreyfus MidCap Stock Subaccount (Service Shares)
      Dreyfus Socially Responsible Growth Subaccount (Service Shares) Dreyfus VIF Appreciation Subaccount (Initial Shares)
      Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
      DWS VIT Equity 500 Index Subaccount (Class B)
      DWS VIT RREEF Real Estate Securities Subaccount (Class B)
      DWSI Bond Subaccount (Class B) *
      DWSI Capital Growth Subaccount (Class B)
      DWSI Global Opportunities Subaccount (Class B)
      DWSI Growth & Income Subaccount (Class B)
      DWSI Health Care Subaccount (Class B)
      DWSI International Subaccount (Class B)
      DWSII Balanced Subaccount (Class B)
      DWSII Blue Chip Subaccount (Class B)
      DWSII Conservative Allocation Subaccount (Class B)
      DWSII Core Fixed Income Subaccount (Class B)
      DWSII Davis Venture Value Subaccount (Class B)
      DWSII Dreman High Return Equity Subaccount (Class B)
      DWSII Dreman Small Mid Cap Value Subaccount (Class B)
      DWSII Global Thematic Subaccount (Class B)
      DWSII Government & Agency Securities Subaccount (Class B)
      DWSII Growth Allocation Subaccount (Class B)
      DWSII High Income Subaccount (Class B)
      DWSII International Select Equity Subaccount (Class B)
      DWSII Janus Growth & Income Subaccount (Class B)
      DWSII Large Cap Value Subaccount (Class B)
      DWSII Mid Cap Growth Subaccount (Class B)
      DWSII Moderate Allocation Subaccount (Class B)
      DWSII Money Market Subaccount (Class B)
      DWSII Small Cap Growth Subaccount (Class B)
      DWSII Strategic Income Subaccount (Class B)
      DWSII Technology Subaccount (Class B)
      DWSII Turner Mid Cap Growth Subaccount (Class B)
      FTVIPT Franklin Income Securities Subaccount (Class 2)
      FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) FTVIPT Templeton Foreign Securities Subaccount (Class 2)
      Janus Aspen Global Life Sciences Subaccount (Service Shares)
      Janus Aspen Global Technology Subaccount (Service Shares)

      Janus Aspen Mid Cap Growth Subaccount (Service Shares)
      Janus Aspen Worldwide Growth Subaccount (Service Shares)
      LMPIS Dividend Strategy Subaccount
      LMPIS Premier Selections All Cap Growth Subaccount
      LMPVPV Small Cap Growth Opportunities Subaccount
      LMPVPI All Cap Subaccount (Class I)
      LMPVPI Investors Subaccount (Class I)
      LMPVPI Large Cap Growth Subaccount (Class I)
      LMPVPI Small Cap Growth Subaccount (Class I)
      LMPVPII Aggressive Growth Subaccount (Class I)
      LMPVPII Appreciation Subaccount
      LMPVPII Diversified Strategic Income Subaccount
      LMPVPII Equity Index Subaccount (Class II)
      LMPVPII Fundamental Value Subaccount
      LMPVPII Growth and Income Subaccount (Class I)
      LMPVPIII Adjustable Rate Income Subaccount
      LMPVPIII Aggressive Growth Subaccount
      LMPVPIII High Income Subaccount
      LMPVPIII Large Cap Growth Subaccount
      LMPVPIII Mid Cap Core Subaccount
      LMPVPIII Money Market Subaccount
      LMPVPIII Social Awareness Stock Subaccount *
      LMPVPIV Multiple Discipline Subaccount-All Cap Growth and Value
      LMPVPIV Multiple Discipline Subaccount-Balanced All Cap Growth and Value LMPVPIV Multiple Discipline Subaccount-Global All Cap Growth and Value LMPVPIV Multiple Discipline Subaccount-Large Cap Growth and Value
      Lord Abbett Growth and Income Subaccount (Class VC)
      Lord Abbett Mid-Cap Value Subaccount (Class VC)
      MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
      MIST BlackRock High Yield Subaccount (Class A)
      MIST BlackRock Large-Cap Core Subaccount (Class A)
      MIST Dreman Small-Cap Value Subaccount (Class A)
      MIST Harris Oakmark International Subaccount (Class A)
      MIST Janus Capital Appreciation Subaccount (Class A)
      MIST Legg Mason Partners Managed Assets Subaccount (Class A)
      MIST Lord Abbett Bond Debenture Subaccount (Class A)
      MIST Lord Abbett Growth and Income Subaccount (Class B)
      MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
      MIST Met/AIM Capital Appreciation Subaccount (Class A)
      MIST Met/AIM Small Cap Growth Subaccount (Class A) *
      MIST MFS(R) Value Subaccount (Class A)
      MIST Neuberger Berman Real Estate Subaccount (Class A)
      MIST Pioneer Fund Subaccount (Class A)
      MIST Pioneer Mid-Cap Value Subaccount (Class A)
      MIST Pioneer Strategic Income Subaccount (Class A)
      MIST Third Avenue Small Cap Value Subaccount (Class B)
      MSF BlackRock Aggressive Growth Subaccount (Class D)
      MSF BlackRock Bond Income Subaccount (Class A)
      MSF BlackRock Bond Income Subaccount (Class E)
      MSF BlackRock Money Market Subaccount (Class A)

      MSF Capital Guardian U.S. Equity Subaccount (Class A)
      MSF FI Large Cap Subaccount (Class A)
      MSF FI Value Leaders Subaccount (Class D)
      MSF MetLife Aggressive Allocation Subaccount (Class B)
      MSF MetLife Conservative Allocation Subaccount (Class B)
      MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) MSF MetLife Moderate Allocation Subaccount (Class B)
      MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) * MSF MFS(R) Total Return Subaccount (Class B)
      MSF MFS(R) Total Return Subaccount (Class F)
      MSF Oppenheimer Global Equity Subaccount (Class B)
      MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
      MSF Western Asset Management High Yield Bond Subaccount (Class A) MSF Western Asset Management U.S. Government Subaccount (Class A) PIMCO VIT Real Return Subaccount (Administrative Class)
      PIMCO VIT Total Return Subaccount (Administrative Class)
      Putnam VT International Equity Subaccount (Class IB)
      Putnam VT Small Cap Value Subaccount (Class IB)
      Travelers Pioneer Mid Cap Value Subaccount *
      Van Kampen LIT Comstock Subaccount (Class II)
      Van Kampen LIT Enterprise Subaccount (Class II)
      Van Kampen LIT Strategic Growth Subaccount (Class I)
      VIP Contrafund(R) Subaccount (Service Class 2)
      VIP Contrafund(R) Subaccount (Service Class)
      VIP Dynamic Capital Appreciation Subaccount (Service Class 2)
      VIP Mid Cap Subaccount (Service Class 2)

     * No net assets as of December 31, 2006

      The operations of the Subaccounts changed as follows during the years ended December 31, 2006 and 2005:

      For the year ended December 31, 2006:

      Name changes:

      Old Name                                                New Name
      --------                                                --------

      Smith Barney Appreciation Subaccount                    LMPVPII Appreciation Subaccount
      Smith Barney Diversified Strategic Income Subaccount    LMPVPII Diversified Strategic Income Subaccount
      Smith Barney Equity Index Subaccount                    LMPVPII Equity Index Subaccount
      Salomon Brothers Variable Growth & Income Subaccount    LMPVPII Growth and Income Subaccount
      Smith Barney Fundamental Value Subaccount               LMPVPII Fundamental Value Subaccount
      Salomon Brothers Variable All Cap Subaccount            LMPVPI All Cap Subaccount
      Salomon Brothers Variable Investors Subaccount          LMPVPI Investors Subaccount
      Salomon Brothers Variable Large Cap Growth Subaccount   LMPVPI Large Cap Growth Subaccount
      Salomon Brothers Variable Small Cap Growth Subaccount   LMPVPI Small Cap Growth Subaccount
      Scudder Real Estate Securities Subaccount               DWS VIT RREEF Real Estate Securities VIP Subaccount
      Scudder VIT Equity 500 Index Subaccount                 DWS VIT Equity 500 Index VIP Subaccount
      Scudder Bond Subaccount                                 DWS VIT Bond Subaccount
      Scudder Capital Growth Subaccount                       DWSI Capital Growth Subaccount
      Scudder Global Discovery Subaccount                     DWSI Global Opportunities Subaccount
      Scudder Growth and Income Subaccount                    DWSI Growth & Income Subaccount

      For the year ended December 31, 2006 - (Continued):

      Name changes - (Continued)

      Old Name                                                New Name
      --------                                                --------

      Scudder Health Sciences Subaccount                      DWSI Health Care Subaccount
      Scudder International Subaccount                        DWSI International Subaccount
      Scudder Blue Chip Subaccount                            DWSII Blue Chip Subaccount
      Scudder Conservative Income Strategy Subaccount         DWSII Income Allocation Subaccount
      Scudder Fixed Income Subaccount                         DWSII Core Fixed Income Subaccount
      Scudder Global Blue Chip Subaccount                     DWSII Global Thematic Subaccount
      Scudder Government & Agency Securities Subaccount       DWSII Government & Agency Securities Subaccount
      Scudder Growth & Income Strategy Subaccount             DWSII Moderate Allocation Subaccount
      Scudder Growth Strategy Subaccount                      DWSII Growth Allocation Subaccount
      Scudder High Income Subaccount                          DWSII High Income Subaccount
      Scudder Income & Growth Strategy Subaccount             DWSII Conservative Allocation Subaccount
      Scudder International Select Equity Subaccount          DWSII International Select Equity Subaccount
      Scudder Large Cap Value Subaccount                      DWSII Large Cap Value Subaccount
      Scudder Mercury Large Cap Core Subaccount               DWSII Mercury Large Cap Core Subaccount
      Scudder Mid Cap Growth Subaccount                       DWSII Mid Cap Growth Subaccount
      Scudder Money Market Subaccount                         DWSII Money Market Subaccount
      Scudder Salomon Aggressive Growth Subaccount            DWSII Legg Mason Aggressive Growth Subaccount
      Scudder Small Cap Growth Subaccount                     DWSII Small Cap Growth Subaccount
      Scudder Strategic Income Subaccount                     DWSII Strategic Income Subaccount
      Scudder Technology Growth Subaccount                    DWSII Technology Subaccount
      Scudder Templeton Foreign Value Subaccount              DWSII Templeton Foreign Value Subaccount
      Scudder Total Return Subaccount                         DWSII Balanced Subaccount
      SVS Davis Venture Subaccount                            DWSII Davis Venture Subaccount
      SVS Dreman Financial Services Subaccount                DWSII Dreman Financial Services Subaccount
      SVS Dreman High Return Equity Subaccount                DWSII Dreman High Return Equity Subaccount
      SVS Dreman Small Cap Value Subaccount                   DWSII Dreman Small Cap Value Subaccount
      SVS Janus Growth and Income Subaccount                  DWSII Janus Growth & Income Subaccount
      SVS Janus Growth Opportunities Subaccount               DWSII Janus Growth Opportunities Subaccount
      SVS MFS Strategic Value Subaccount                      DWSII MFS Strategic Value Subaccount
      SVS Oak Strategic Equity Subaccount                     DWSII Oak Strategic Equity Subaccount
      SVS Turner Mid Cap Growth Subaccount                    DWSII Turner Mid Cap Growth Subaccount
      Smith Barney Dividend Strategy Subaccount               LMPIS Dividend Strategy Subaccount
      Smith Barney Premier Selections All Cap                 LMPIS Premier Selections All Cap Growth
      Growth Subaccount                                       Subaccount
      Multiple Discipline Subaccount -- All Cap Growth        LMPVPIV Multiple Discipline Subaccount --
      and Value                                               All Cap Growth and Value
      Multiple Discipline Subaccount -- Balanced All Cap      LMPVPIV Multiple Discipline Subaccount --
      Growth and Value                                        Balanced All Cap Growth and Value
      Multiple Discipline Subaccount -- Global All Cap        LMPVPIV Multiple Discipline Subaccount --
      Growth and Value                                        Global All Cap Growth and Value
      Multiple Discipline Subaccount -- Large Cap             LMPVPIV Multiple Discipline Subaccount --
      Growth and Value                                        Large Cap Growth and Value
      SB Adjustable Rate Income Subaccount                    LMPVPIII Adjustable Rate Income Subaccount
      Smith Barney Aggressive Growth Subaccount               LMPVPIII Aggressive Growth Subaccount
      Smith Barney High Income Subaccount                     LMPVPIII High Income Subaccount
      Smith Barney Large Capitalization Growth Subaccount     LMPVPIII Large Cap Growth Subaccount

      For the year ended December 31, 2006 - (Continued):

      Name changes - (Concluded)

      Smith Barney Mid Cap Core Subaccount                    LMPVPIII Mid Cap Core Subaccount
      Smith Barney Money Market Subaccount                    LMPVPIII Money Market Subaccount
      Social Awareness Stock Subaccount                       LMPVPIII Social Awareness Stock Subaccount
      Smith Barney Small Cap Growth Opportunities             LMPVPIII Small Cap Growth Opportunities
      Subaccount                                              Subaccount
      Van Kampen Emerging Growth Subaccount                   Van Kampen LIT Strategic Growth Subaccount
      Mercury Large Cap Core Subaccount                       MIST BlackRock Large Cap Core Subaccount
      DWSII Legg Mason Aggressive Growth Subaccount           DWSII All Cap Growth Subaccount
      MIST Federated High Yield Subaccount                    BlackRock High Yield Subaccount

      Mergers:

      Old Portfolio                                           New Portfolio
      -------------                                           -------------

      Capital Appreciation Fund (a)                           Janus Capital Appreciation Portfolio (b)
      High Yield Bond Trust (a)                               West Assets Management High Yield Bond Portfolio (b)
      Managed Assets Trust (a)                                Legg Mason Partners Managed Assets Portfolio (b)
      Money Market Portfolio (a)                              BlackRock Money Market Portfolio (b)
      Travelers AIM Capital Appreciation Portfolio (a)        Met/AIM Capital Appreciation Portfolio (b)
      Travelers Convertible Securities Portfolio (a)          Lord Abbett Bond Debenture Portfolio (b)
      Travelers Disciplined Mid Cap Stock Portfolio (a)       Batterymarch Mid Cap Stock Portfolio (b)
      Travelers Federated High Yield Portfolio (a)            Mercury Large Cap Core Portfolio (b)
      Travelers Federated Stock Portfolio (a)                 Lord Abbett Growth and Income Portfolio (b)
      Travelers Mercury Large Cap Core Portfolio (a)          Mercury Large Cap Core Portfolio (b)
      Travelers MFS Value Portfolio (a)                       MFS Value Portfolio (b)
      Travelers Mondrian International Stock Portfolio (a)    Harris Oakmark International Portfolio (b)
      Travelers Pioneer Fund Portfolio (a)                    Pioneer Fund Portfolio (b)
      Travelers Pioneer Mid-Cap Value Portfolio (a)           Pioneer Mid-Cap Value Portfolio (b)
      Travelers Pioneer Strategic Income Portfolio (a)        Pioneer Strategic Income Portfolio (b)
      Travelers Style Focus Small Cap Growth Portfolio (a)    Met/AIM Small Cap Growth Portfolio (b)
      Travelers Style Focus Small Cap Value Portfolio (a)     Dreman Small-Cap Value Portfolio (b)
      Travelers Equity Income Portfolio (a)                   FI Value Leaders Portfolio (b)
      Travelers Large Cap Portfolio (a)                       FI Large Cap Portfolio (b)
      Travelers Managed Allocation Conservative               MetLife Conservative Allocation Portfolio (b)
      Portfolio (a)
      Travelers Managed Allocation Moderate Conservative      MetLife Conservative to Moderate Allocation
      Portfolio (a)                                           Portfolio (b)
      Travelers Managed Allocation Moderate Portfolio (a)     MetLife Moderate Allocation Portfolio (b)
      Travelers Managed Allocation Moderate-Aggressive        MetLife Moderate to Aggressive Allocation
      Portfolio (a)                                           Portfolio (b)
      Travelers Managed Allocation Aggressive Portfolio (a)   MetLife Aggressive Allocation Portfolio (b)
      Travelers Managed Income Portfolio (a)                  MSF BlackRock Bond Income Portfolio (b)
      Travelers MFS Mid Cap Growth Portfolio (a)              BlackRock Aggressive Growth Portfolio (b)
      Travelers MFS Total Return Portfolio (a)                MFS Total Return Portfolio (b)
      Travelers Strategic Equity Portfolio (a)                FI Large Cap Portfolio (b)
      Travelers Quality Bond Portfolio (a)                    BlackRock Bond Income Portfolio (b)
      Travelers U.S. Government Securities Portfolio (a)      Western Asset Management U.S. Government
                                                              Portfolio (b)
      Travelers Van Kampen Enterprise Portfolio (a)           MFS Capital Guardian U.S. Equity Portfolio (b)
      DWSII Templeton Foreign Value Portfolio (c)             DWSI International Portfolio (d)

      For the year ended December 31, 2006 -- (Concluded)

      Mergers - (Continued)

      Old Portfolio                                           New Portfolio
      -------------                                           -------------

      DWSII Dreman Financial Services Portfolio (e)           DWSII Dreman High Return Equity Portfolio (f)
      DWSII MFS Strategic Value Portfolio (e)                 DWSII Dreman High Return Equity Portfolio (f)
      DWSII Income Allocation Portfolio (e)                   DWSII Conservative Allocation Portfolio (f)
      DWSII Janus Growth Opportunities Portfolio (c)          DWSI Capital Growth Portfolio (d)
      DWSII All Cap Growth Portfolio (c)                      DWSI Capital Growth Portfolio (d)
      DWSII Mercury Large Cap Core Portfolio (c)              DWSII Growth & Income Portfolio (d)
      DWSII Oak Strategic Equity Portfolio (c)                DWSII Capital Growth Portfolio (d)
      DWSII Legg Mason Aggressive Growth Portfolio (c)        DWSII Capital Growth Portfolio (d)

      (a) For the period January 1, 2006 to April 30, 2006
      (b) For the period May 1, 2006 to December 31, 2006
      (c) For the period January 1, 2006 to December 7, 2006
      (d) For the period December 8, 2006 to December 31, 2006
      (e) For the period January 1, 2006 to September 17, 2006
      (f) For the period September 18, 2006 to December 31, 2006

      Substitutions:

      Old Portfolio                                           New Portfolio
      -------------                                           -------------

      Delaware VIP REIT Portfolio (g)                         Neuberger Berman Real Estate Portfolio (h)
      Janus Aspen Balanced Portfolio (g)                      MFS Total Return Portfolio (h)
      Alger American Balanced Portfolio (g)                   MFS Total Return Portfolio (h)
      AllianceBernstein Growth and Income Portfolio (g)       Lord Abbett Growth and Income Portfolio (h)
      AllianceBernstein Large Cap Growth Portfolio (g)        T. Rowe Price Large Cap Growth Portfolio (h)
      Mercury Value Opportunities V.I. Portfolio (g)          Third Avenue Small Cap Value Portfolio (h)
      Mercury Global Allocation V.I. Portfolio (g)            Oppenheimer Global Equity Portfolio (h)
      Mutual Shares Securities Portfolio (g)                  Lord Abbett Growth and Income Portfolio (h)
      Templeton Growth Securities Portfolio (g)               Oppenheimer Global Equity Portfolio (h)
      Oppenheimer Main Street VA Portfolio (g)                Lord Abbett Growth and Income Portfolio (h)
      Lazard Retirement Small Cap Portfolio (i)               Third Avenue Small Cap Value Portfolio (j)

      (g) For the period January 1, 2006 to April 30, 2006
      (h) For the period May 1, 2006 to December 31, 2006
      (i) For the period January 1, 2006 to November 12, 2006
      (j) For the period November 13, 2006 to December 31, 2006

1. BUSINESS -- (Concluded)

      For the year ended December 31, 2005:

      Mergers:

      Old Portfolio                                           New Portfolio
      -------------                                           -------------

      MFS Emerging Growth Portfolio                           MFS Mid Cap Growth  Portfolio
      21st Century Growth Portfolio                           Scudder Small Cap Growth Portfolio
      Scudder Growth Portfolio                                Capital Growth Portfolio
      SVS Eagle Focused Large Cap Growth Portfolio            Capital Growth Portfolio
      SVS Focus Value & Growth Portfolio                      Growth & Income Portfolio
      SVS Index 500 Portfolio                                 Scudder VIT Equity 500 Index Fund Class Portfolio

      Additions:

      Travelers Managed Allocation Aggressive Portfolio
      Travelers Managed Allocation Conservative Portfolio
      Travelers Managed Allocation Moderate Portfolio
      Travelers Managed Allocation Moderate-Aggressive Portfolio
      Travelers Managed Allocation Moderate-Conservative Portfolio Travelers Pioneer Mid Cap Value Portfolio
      Scudder Bond Portfolio
      Scudder VIT Equity 500 Index Portfolio
      Travelers Style Focus Small Cap Growth Portfolio
      Travelers Style Focus Small Cap Value Portfolio
      SVS I Scudder Bond Portfolio

Not all funds may be available in all states or to all contract owners.

This report is prepared for the general information of contract owners and is not an offer of units of MLAC Variable Annuity Separate Account 2002 or shares of MLAC Variable Annuity Separate Account 2002's underlying funds. It should not be used in connection with any offer except in conjunction with the prospectus for MLAC Variable Annuity Separate Account 2002 product(s) offered by the Company and the prospectuses of the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by MLAC Variable Annuity Separate Account 2002 in the preparation of its financial statements.

Investments are valued daily at the net asset values per share of the underlying funds. Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value. Changes in fair values are recorded in the Statement of Operations.

Security transactions are recorded on the trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

Included in "Other receipts/(payments)" in the Statement of Changes in Net Assets are primarily contract benefits which have been re-deposited with the Company and distributions for payouts.

The operations of MLAC Variable Annuity Separate Account 2002 form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code of 1986 (the "Code"). Under existing federal income tax law, no taxes are payable on the earnings of MIC Separate Account 2002. MLAC Variable Annuity Separate Account 2002 is not taxed as a "regulated investment company" under Subchapter M of the Code.

Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is
3.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

The financial highlights disclosure is comprised of the units, unit values, net assets, investment income ratio, expense ratios and total returns for each Subaccount. Since each Subaccount offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the Subaccount for the entire year.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and/or annuity unit values:

      -     Mortality and Expense Risks assumed by the Company ("M&E")
      -     Administrative fees paid for administrative expenses ("ADM")
      -     Enhanced  Stepped-up  Provision,  if elected by the  contract  owner
            ("E.S.P.")
      - Guaranteed Minimum Withdrawal Benefit, if elected by the contract owner ("GMWB")
      - Guaranteed Minimum Accumulation Benefit, if elected by the contract owner ("GMAB")

Below is a table displaying separate account charges with their associated products offered in MLAC Variable Annuity Separate Account 2002 for each funding option. The table displays Standard ("S") and Enhanced ("E") DeathBenefit ("Dth Ben") designations.

                                                                                    Asset-based Charges
                                                              ----------------------------------------------------------------------
                                                                                            Optional Features
                                                                               -----------------------------------------
                                    Dth                                                                                    Total
   Separate Account Charge (1)      Ben  Product                 M&E      ADM    E.S.P.   GMWB I     GMWB II    GMWB III   Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 1.70%        S   Portfolio
                                         Architect Access
                                         (notes 2-4)            1.55%    0.15%                                              1.70%
                                     S   Scudder Advocate
                                         Advisor                1.55%    0.15%                                              1.70%

Separate Account Charge 1.80%        S   Scudder Advocate
                                         Advisor - ST1          1.65%    0.15%                                              1.80%
                                     S   Vintage Access
                                         (note 2)               1.65%    0.15%                                              1.80%

Separate Account Charge 1.90%        S   Portfolio Architect
                                         Access (notes 2-4)     1.55%    0.15%    0.20%                                     1.90%
                                     E   Portfolio Architect
                                         Access (notes 2-4)     1.75%    0.15%                                              1.90%
                                     S   Scudder Advocate
                                         Advisor                1.55%    0.15%    0.20%                                     1.90%
                                     E   Scudder Advocate
                                         Advisor                1.75%    0.15%                                              1.90%

Separate Account Charge 1.95%        S   Portfolio Architect
                                         Access (notes 2-4)     1.55%    0.15%                                    0.25%     1.95%
                                     S   Scudder Advocate
                                         Advisor                1.55%    0.15%                                    0.25%     1.95%

Separate Account Charge 2.00%        S   Scudder Advocate
                                         Advisor - ST1          1.65%    0.15%    0.20%                                     2.00%
                                     E   Scudder Advocate
                                         Advisor - ST1          1.85%    0.15%                                              2.00%
                                     S   Vintage Access
                                         (note 2)               1.65%    0.15%    0.20%                                     2.00%

                                     E   Vintage Access
                                         (note 2)               1.85%    0.15%                                              2.00%

Separate Account Charge 2.05%        S   Scudder Advocate
                                         Advisor - ST1          1.65%    0.15%                                    0.25%     2.05%
                                     S   Vintage Access
                                         (note 2)               1.65%    0.15%                                    0.25%     2.05%


                                                                                    Asset-based Charges
                                                              ----------------------------------------------------------------------
                                                                                            Optional Features
                                                                               -----------------------------------------
                                    Dth                                                                                    Total
   Separate Account Charge (1)      Ben  Product                 M&E      ADM    E.S.P.   GMWB I     GMWB II    GMWB III   Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 2.10%        S   Portfolio Architect
                                         Access (notes 2-4)     1.55%    0.15%             0.40%                            2.10%
                                     E   Portfolio Architect
                                         Access (notes 2-4)     1.75%    0.15%    0.20%                                     2.10%
                                     S   Scudder Advocate
                                         Advisor                1.55%    0.15%     0.40%                                    2.10%
                                     E   Scudder Advocate
                                         Advisor                1.75%    0.15%    0.20%                                     2.10%

Separate Account Charge 2.15%        S   Portfolio Architect
                                         Access (notes 2-4)     1.55%    0.15%    0.20%                           0.25%     2.15%
                                     E   Portfolio Architect
                                         Access (notes 2-4)     1.75%    0.15%                                    0.25%     2.15%
                                     S   Scudder Advocate
                                         Advisor                1.55%    0.15%    0.20%                           0.25%     2.15%
                                     E   Scudder Advocate
                                         Advisor                1.75%    0.15%                                    0.25%     2.15%
Separate Account Charge 2.20%        S   Portfolio Architect
                                         Access (notes 2-4)     1.55%    0.15%                        0.50%                 2.20%
                                     S   Scudder Advocate
                                         Advisor                1.55%    0.15%                        0.50%                 2.20%
                                     S   Scudder Advocate
                                         Advisor-ST1            1.65%    0.15%             0.40%                            2.20%
                                     E   Scudder Advocate
                                         Advisor-ST1            1.85%    0.15%    0.20%                                     2.20%
                                     S   Vintage Access
                                         (note 2)               1.65%    0.15%             0.40%                            2.20%

                                     E   Vintage Access
                                         (note 2)               1.85%    0.15%    0.20%                                     2.20%

Separate Account Charge 2.25%        S   Scudder Advocate
                                         Advisor - ST1          1.65%    0.15%    0.20%                           0.25%     2.25%
                                     E   Scudder Advocate
                                         Advisor-ST1            1.85%    0.15%                                    0.25%     2.25%
                                     S   Vintage Access
                                         (note 2)               1.65%    0.15%    0.20%                           0.25%     2.25%
                                     E   Vintage Access
                                         (note 2)               1.85%    0.15%                                    0.25%     2.25%

Separate Account Charge 2.30%        S   Portfolio Architect
                                         Access (notes 2-4)     1.55%    0.15%    0.20%    0.40%                            2.30%
                                     E   Portfolio Architect
                                         Access (notes 2-4)     1.75%    0.15%             0.40%                            2.30%
                                     S   Scudder Advocate
                                         Advisor                1.55%    0.15%    0.20%    0.40%                            2.30%
                                     E   Scudder Advocate
                                         Advisor                1.75%    0.15%             0.40%                            2.30%
                                     S   Scudder Advocate
                                         Advisor-ST1            1.65%    0.15%                        0.50%                 2.30%
                                     S   Vintage Access
                                         (note 2)               1.65%    0.15%                        0.50%                 2.30%

                                                                                    Asset-based Charges
                                                              ----------------------------------------------------------------------
                                                                                            Optional Features
                                                                               -----------------------------------------
                                    Dth                                                                                    Total
   Separate Account Charge (1)      Ben  Product                 M&E      ADM    E.S.P.   GMWB I     GMWB II    GMWB III   Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 2.35%        E   Portfolio Architect
                                         Access (notes 2-4)     1.75%    0.15%    0.20%                           0.25%     2.35%
                                     E   Scudder Advocate
                                         Advisor                1.75%    0.15%    0.20%                           0.25%     2.35%

Separate Account Charge 2.40%        S   Portfolio Architect
                                         Access (notes 2-4)     1.55%    0.15%    0.20%               0.50%                 2.40%
                                     E   Portfolio Architect
                                         Access (notes 2-4)     1.75%    0.15%                        0.50%                 2.40%
                                     S   Scudder Advocate
                                         Advisor                1.55%    0.15%    0.20%               0.50%                 2.40%
                                     E   Scudder Advocate
                                         Advisor                1.75%    0.15%                        0.50%                 2.40%
                                     S   Scudder Advocate
                                         Advisor-ST1            1.65%    0.15%    0.20%    0.40%                             2.40%
                                     E   Scudder Advocate
                                         Advisor-ST1            1.85%    0.15%             0.40%                            2.40%
                                     S   Vintage Access
                                         (note 2)               1.65%    0.15%    0.20%    0.40%                            2.40%
                                     E   Vintage Access
                                         (note 2)               1.85%    0.15%             0.40%                            2.40%

Separate Account Charge 2.45%        E   Scudder Advocate
                                         Advisor - ST1          1.85%    0.15%    0.20%                           0.25%     2.45%
                                     E   Vintage Access
                                         (note 2)               1.85%    0.15%    0.20%                           0.25%     2.45%

Separate Account Charge 2.50%        E   Portfolio Architect
                                         Access (notes 2-4)     1.75%    0.15%    0.20%    0.40%                            2.50%
                                     E   Scudder Advocate
                                         Advisor                1.75%    0.15%    0.20%    0.40%                            2.50%
                                     S   Scudder Advocate
                                         Advisor-ST1            1.65%    0.15%    0.20%               0.50%                 2.50%
                                     E   Scudder Advocate
                                         Advisor-ST1            1.85%    0.15%                        0.50%                 2.50%
                                     S   Vintage Access
                                         (note 2)               1.65%    0.15%    0.20%               0.50%                 2.50%
                                     E   Vintage Access
                                         (note 2)               1.85%    0.15%                        0.50%                 2.50%

Separate Account Charge 2.60%        E   Portfolio Architect
                                         Access (notes 2-4)     1.75%    0.15%    0.20%               0.50%                 2.60%
                                     E   Scudder Advocate
                                         Advisor                1.75%    0.15%    0.20%               0.50%                 2.60%
                                     E   Scudder Advocate
                                         Advisor-ST1            1.85%    0.15%    0.20%    0.40%                            2.60%
                                     E   Vintage Access
                                         (note 2)               1.85%    0.15%    0.20%    0.40%                            2.60%

Separate Account Charge 2.70%        E   Scudder Advocate
                                         Advisor - ST1          1.85%    0.15%    0.20%               0.50%                 2.70%
                                     E   Vintage Access
                                         (note 2)               1.85%    0.15%    0.20%               0.50%                 2.70%

3. CONTRACT CHARGES -- (Concluded)

(1) Certain accumulation and annuity unit values may not be available through certain Subaccounts.

(2) An amount equal to the underlying fund expenses that are in excess of 0.90% is being waived for the Harris Oakmark International Subaccount (Class A) of the Met Investors Series Trust.

(3) An amount equal to the underlying fund expenses that are in excess of 0.59% is being waived for the Lord Abbett Growth and Income Subaccount (Class B) of the Met Investors Series Trust.

(4) A waiver of 0.15% of the M&E charge applies to the Subaccount investing in the Western Asset Management U.S. Government Subaccount (Class A) of the Metropolitan Series Fund, Inc.

For contracts in the accumulation phase with a value of less than $40,000, an annual charge of $30 (prorated for partial periods) is assessed through the redemption of units and paid to the Company to cover administrative charges.

For a full explanation of product charges and associated product features and benefits, please refer to your product prospectus.

4. STATEMENT OF INVESTMENTS

                                                                                  As of and for the period ended December 31, 2006
                                                                           ---------------------------------------------------------
INVESTMENTS                                                                   No. of         Market         Cost of       Proceeds
                                                                              Shares          Value        Purchases     from Sales
                                                                           ------------   ------------   ------------   ------------
AIM Variable Insurance Funds (0.0%)
  AIM V.I. Utilities Subaccount
    Total (Cost $51,282)                                                         2,838   $     60,258   $     54,251   $     60,102
                                                                          ============   ============   ============   ============
Alger American Fund (0.1%)
  Alger American Balanced Subaccount (Class S) (Cost $0)                            --   $         --   $      6,023   $    319,008
  Alger American Leveraged All Cap Subaccount (Class S) (Cost $86,662)           2,660        108,970         24,295         83,176
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $86,662)                                                         2,660   $    108,970   $     30,318   $    402,184
                                                                          ============   ============   ============   ============
AllianceBernstein Variable Products Series Fund, Inc. (0.0%)
  AllianceBernstein Growth and Income Subaccount (Class B) (Cost $0)                --   $         --   $         --   $    317,959
  AllianceBernstein Large-Cap Growth Subaccount (Class B) (Cost $0)                 --             --             --        255,244
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $0)                                                                 --   $         --   $         --   $    573,203
                                                                          ============   ============   ============   ============
American Funds Insurance Series (18.6%)
  American Funds Global Growth Subaccount (Class 2) (Cost $2,889,564)          179,799   $  4,187,529   $    355,230   $    835,060
  American Funds Growth Subaccount (Class 2) (Cost $8,043,873)                 169,350     10,851,926        843,293      2,500,544
  American Funds Growth-Income Subaccount (Class 2) (Cost $7,168,398)          214,280      9,040,454      1,004,069      2,499,894
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $18,101,835)                                                   563,429   $ 24,079,909   $  2,202,592   $  5,835,498
                                                                          ============   ============   ============   ============
Capital Appreciation Fund (0.0%)
  Capital Appreciation Fund
    Total (Cost $0)                                                                 --   $         --   $    131,177   $    942,169
                                                                          ============   ============   ============   ============
Credit Suisse Trust (0.2%)
  Credit Suisse Trust Emerging Markets Subaccount (Cost $129,014)                9,018   $    197,047   $     49,672   $     52,724
  Credit Suisse Trust Global Small Cap Subaccount (Cost $5,932)                    502          7,357          8,015         29,106
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $134,946)                                                        9,520   $    204,404   $     57,687   $     81,830
                                                                          ============   ============   ============   ============
Delaware VIP Trust (0.0%)
  Delaware VIP REIT Subaccount (Standard Class)
    Total (Cost $0)                                                                 --   $         --   $    216,654   $  1,703,784
                                                                          ============   ============   ============   ============
Dreyfus Investment Portfolios (0.3%)
  Dreyfus MidCap Stock Subaccount (Service Shares)
    Total (Cost $411,408)                                                       25,385   $    439,671   $     86,207   $    174,035
                                                                          ============   ============   ============   ============
Dreyfus Socially Responsible Growth Fund, Inc. (0.0%)
  Dreyfus Socially Responsible Growth Subaccount (Service Shares)
    Total (Cost $2,213)                                                             93   $      2,627   $        113   $      3,281
                                                                          ============   ============   ============   ============
Dreyfus Variable Investment Fund (0.4%)
  Dreyfus VIF Appreciation Subaccount (Initial Shares) (Cost $82,892)            2,403   $    102,234   $      7,546   $     91,906
  Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
    (Cost $421,642)                                                             11,380        478,318         73,826        210,140
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $504,534)                                                       13,783   $    580,552   $     81,372   $    302,046
                                                                          ============   ============   ============   ============
DWS Investments VIT Funds (0.8%)
  DWS VIT Equity 500 Index Subaccount (Class B) (Cost $498,115)                 37,947   $    567,694   $     86,346   $     49,794
  DWS VIT RREEF Real Estate Securities Subaccount (Class B)
    (Cost $334,410)                                                             21,449        479,383        114,607        271,617
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $832,525)                                                       59,396   $  1,047,077   $    200,953   $    321,411
                                                                          ============   ============   ============   ============
DWS Variable Series I (1.2%)
  DWSI Capital Growth Subaccount (Class B) (Cost $602,980)                      37,379   $    678,436   $    283,842   $    136,165
  DWSI Global Opportunities Subaccount (Class B) (Cost $156,783)                12,700        227,719         10,005        105,608
  DWSI Growth & Income Subaccount (Class B) (Cost $145,730)                     17,594        191,773          1,677         16,782
  DWSI Health Care Subaccount (Class B) (Cost $108,931)                          9,364        126,978          6,274        127,940
  DWSI International Subaccount (Class B) (Cost $260,632)                       27,702        370,656         66,887        160,335
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $1,275,056)                                                    104,739   $  1,595,562   $    368,685   $    546,830
                                                                          ============   ============   ============   ============

                                                                                           As of and for the period ended
                                                                                           December 31, 2006 -- (Continued)
                                                                           ---------------------------------------------------------
INVESTMENTS                                                                   No. of         Market         Cost of       Proceeds
                                                                              Shares          Value        Purchases     from Sales
                                                                           ------------   ------------   ------------   ------------
DWS Variable Series II (15.7%)
  DWSII Dreman Financial Services Subaccount (Class B) (Cost $0)                    --   $         --   $     41,699   $    265,545
  DWSII All Cap Growth Subaccount (Class B) (Cost $0)                               --             --          9,708         33,753
  DWSII Balanced Subaccount (Class B) (Cost $135,455)                            6,328        154,596          4,166        207,903
  DWSII Blue Chip Subaccount (Class B) (Cost $285,363)                          22,116        356,503         47,308        316,689
  DWSII Conservative Allocation Subaccount (Class B) (Cost $188,714)            17,498        207,522         68,146        164,856
  DWSII Core Fixed Income Subaccount (Class B) (Cost $698,209)                  58,662        694,553         84,098        130,308
  DWSII Davis Venture Value Subaccount (Class B) (Cost $580,712)                54,379        773,266         67,820        680,135
  DWSII Dreman High Return Equity Subaccount (Class B)
    (Cost $1,197,719)                                                           96,841      1,454,553        478,190        395,990
  DWSII Dreman Small Mid Cap Value Subaccount (Class B) (Cost $702,284)         39,055        893,569        192,816        445,390
  DWSII Templeton Foreign Value Subaccount (Class B) (Cost $0)                      --             --          9,072         36,809
  DWSII Global Thematic Subaccount (Class B) (Cost $186,368)                    13,392        232,746        195,359        328,002
  DWSII Government & Agency Securities Subaccount (Class B)
    (Cost $330,511)                                                             26,929        329,875         22,847        106,194
  DWSII Growth Allocation Subaccount (Class B) (Cost $188,333)                  16,817        217,618          9,696        137,689
  DWSII High Income Subaccount (Class B) (Cost $789,397)                        97,013        812,965        546,373        704,370
  DWSII Income Allocation Subaccount (Class B) (Cost $0)                            --             --          5,480        101,191
  DWSII International Select Equity Subaccount (Class B)
    (Cost $261,096)                                                             22,442        364,902         95,504        114,350
  DWSII Janus Growth & Income Subaccount (Class B) (Cost $179,913)              19,009        224,682         27,895        207,862
  DWSII Janus Growth Opportunities Subaccount (Class B) (Cost $0)                   --             --            386         73,752
  DWSII Mercury Large Cap Core Subaccount (Class B) (Cost $0)                       --             --             (1)            --
  DWSII Large Cap Value Subaccount (Class B) (Cost $428,989)                    29,070        521,511         64,145        139,248
  DWSII MFS(R) Strategic Value Subaccount (Class B) (Cost $0)                       --             --         17,344        157,370
  DWSII Mid Cap Growth Subaccount (Class B) (Cost $11,356)                       1,085         13,428            502          3,320
  DWSII Moderate Allocation Subaccount (Class B) (Cost $456,269)                42,922        533,089         14,559         36,926
  DWSII Money Market Subaccount (Class B) (Cost $11,717,720)                11,717,720     11,717,720      1,483,439      1,846,331
  DWSII Oak Strategic Equity Subaccount (Class B) (Cost $0)                         --             --         40,508        357,986
  DWSII Small Cap Growth Subaccount (Class B) (Cost $154,187)                   13,228        184,663          7,046         71,051
  DWSII Strategic Income Subaccount (Class B) (Cost $152,178)                   13,400        157,313         27,181         92,070
  DWSII Technology Subaccount (Class B) (Cost $234,140)                         27,474        254,137         47,207         12,614
  DWSII Turner Mid Cap Growth Subaccount (Class B) (Cost $245,176)              25,292        271,636         99,610        225,036
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $19,124,089)                                                12,360,672   $ 20,370,847   $  3,708,103   $  7,392,740
                                                                          ============   ============   ============   ============
FAM Variable Series Funds, Inc. (0.0%)
  FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (Cost $0)             --   $         --   $     55,518   $  2,869,557
  FAMVS Mercury Value Opportunities V.I. Subaccount (Class III)
    (Cost $0)                                                                       --             --        119,373      1,218,782
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $0)                                                                 --   $         --   $    174,891   $  4,088,339
                                                                          ============   ============   ============   ============
Franklin Templeton Variable Insurance Products Trust (3.3%)
  FTVIPT Franklin Income Securities Subaccount (Class 2)
    (Cost $233,237)                                                             14,856   $    257,892   $     23,596   $     37,861
  FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2)
    (Cost $453,458)                                                             26,984        597,146         83,234        722,079
  FTVIPT Mutual Shares Securities Subaccount (Class 2) (Cost $0)                    --             --        224,662      4,704,444
  FTVIPT Templeton Developing Markets Securities Subaccount (Class 2)
    (Cost $793,778)                                                             96,153      1,325,946        201,618        466,202
  FTVIPT Templeton Foreign Securities Subaccount (Class 2)
    (Cost $1,465,319)                                                          108,560      2,032,243        258,603        981,995
  FTVIPT Templeton Growth Securities Subaccount (Class 2) (Cost $0)                 --             --        113,083      2,107,859
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $2,945,792)                                                    246,553   $  4,213,227   $    904,796   $  9,020,440
                                                                          ============   ============   ============   ============
High Yield Bond Trust (0.0%)
  High Yield Bond Trust
    Total (Cost $0)                                                                 --   $         --   $     51,266   $    393,027
                                                                          ============   ============   ============   ============
Janus Aspen Series (0.2%)
  Janus Aspen Balanced Subaccount (Service Shares) (Cost $0)                        --   $         --   $        146   $    233,305
  Janus Aspen Global Life Sciences Subaccount (Service Shares)
    (Cost $21,518)                                                               2,821         26,515          4,350         43,454
  Janus Aspen Global Technology Subaccount (Service Shares)
    (Cost $36,683)                                                              10,513         44,892          4,933         23,098

                                                                                           As of and for the period ended
                                                                                           December 31, 2006 -- (Continued)
                                                                           ---------------------------------------------------------
INVESTMENTS                                                                   No. of         Market         Cost of       Proceeds
                                                                              Shares          Value        Purchases     from Sales
                                                                           ------------   ------------   ------------   ------------
Janus Aspen Series -- (Continued)
  Janus Aspen Mid Cap Growth Subaccount (Service Shares)
    (Cost $112,048)                                                              5,518        177,633             --         21,725
  Janus Aspen Worldwide Growth Subaccount (Service Shares)
    (Cost $41,628)                                                               1,564         50,363         15,530         28,042
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $211,877)                                                       20,416   $    299,403   $     24,959   $    349,624
                                                                          ============   ============   ============   ============
Lazard Retirement Series, Inc. (0.0%)
  Lazard Retirement Small Cap Subaccount
    Total (Cost $0)                                                                 --   $         --   $    110,326   $    718,819
                                                                          ============   ============   ============   ============
Legg Mason Partners Investment Series (0.1%)
  LMPIS Dividend Strategy Subaccount (Cost $117,043)                            13,453   $    135,068   $     25,995   $     72,139
  LMPIS Premier Selections All Cap Growth Subaccount (Cost $7,636)                 661          8,844          3,878          7,009
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $124,679)                                                       14,114   $    143,912   $     29,873   $     79,148
                                                                          ============   ============   ============   ============
Legg Mason Partners Variable Portfolios V (0.2%)
  LMPVPV Small Cap Growth Opportunities Subaccount
    Total (Cost $219,243)                                                       20,357   $    232,684   $    112,144   $     18,222
                                                                          ============   ============   ============   ============
Legg Mason Partners Variable Portfolios I, Inc. (1.1%)
  LMPVPI All Cap Subaccount (Class I) (Cost $277,317)                           17,717   $    345,828   $     25,566   $     64,740
  LMPVPI Investors Subaccount (Class I) (Cost $247,458)                         20,241        334,981         15,743         38,081
  LMPVPI Large Cap Growth Subaccount (Class I) (Cost $139,027)                  12,141        155,895          3,886         38,826
  LMPVPI Small Cap Growth Subaccount (Class I) (Cost $515,300)                  39,773        583,075         60,624        116,206
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $1,179,102)                                                     89,872   $  1,419,779   $    105,819   $    257,853
                                                                          ============   ============   ============   ============
Legg Mason Partners Variable Portfolios II (3.3%)
  LMPVPII Aggressive Growth Subaccount (Class I) (Cost $253,723)                12,909   $    334,463   $     35,519   $     81,648
  LMPVPII Appreciation Subaccount (Cost $702,486)                               32,990        882,483         34,001        192,397
  LMPVPII Diversified Strategic Income Subaccount (Cost $394,526)               42,191        376,766         31,938         81,140
  LMPVPII Equity Index Subaccount (Class II) (Cost $1,025,832)                  36,675      1,251,720         60,938        496,597
  LMPVPII Fundamental Value Subaccount (Cost $1,046,183)                        53,949      1,229,494        117,539        191,466
  LMPVPII Growth and Income Subaccount (Class I) (Cost $181,513)                40,474        228,276         16,932         95,253
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $3,604,263)                                                    219,188   $  4,303,202   $    296,867   $  1,138,501
                                                                          ============   ============   ============   ============
Legg Mason Partners Variable Portfolios III, Inc. (4.4%)
  LMPVPIII Adjustable Rate Income Subaccount (Cost $357,649)                    35,643   $    352,148   $     41,359   $    253,520
  LMPVPIII Aggressive Growth Subaccount (Cost $1,224,695)                      101,224      1,635,782        152,944        755,063
  LMPVPIII High Income Subaccount (Cost $1,774,722)                            242,267      1,770,970        157,266        202,240
  LMPVPIII Large Cap Growth Subaccount (Cost $269,730)                          20,109        317,117         11,007        248,317
  LMPVPIII Mid Cap Core Subaccount (Cost $417,988)                              30,606        438,589        218,743         44,674
  LMPVPIII Money Market Subaccount (Cost $1,204,489)                         1,204,489      1,204,489      1,126,667      1,489,618
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $5,249,273)                                                  1,634,338   $  5,719,095   $  1,707,986   $  2,993,432
                                                                          ============   ============   ============   ============
Legg Mason Partners Variable Portfolios IV (9.3%)
  LMPVPIV Multiple Discipline Subaccount-All Cap Growth and Value
    (Cost $5,947,456)                                                          434,262   $  7,130,586   $    723,229   $  2,049,218
  LMPVPIV Multiple Discipline Subaccount-Balanced All Cap Growth
    and Value
    (Cost $2,995,287)                                                          237,961      3,381,420        149,523        682,831
  LMPVPIV Multiple Discipline Subaccount-Global All Cap Growth
    and Value
    (Cost $429,968)                                                             31,116        558,536         27,617        163,782
  LMPVPIV Multiple Discipline Subaccount-Large Cap Growth and Value
    (Cost $781,795)                                                             58,496        930,082         29,903        135,675
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $10,154,506)                                                   761,835   $ 12,000,624   $    930,272   $  3,031,506
                                                                          ============   ============   ============   ============
Lord Abbett Series Fund, Inc. (5.1%)
  Lord Abbett Growth and Income Subaccount (Class VC)
    (Cost $1,508,629)                                                           59,900   $  1,757,465   $    186,388   $    594,463
  Lord Abbett Mid-Cap Value Subaccount (Class VC) (Cost $4,353,294)            223,732      4,872,878        642,229      1,101,853
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $5,861,923)                                                    283,632   $  6,630,343   $    828,617   $  1,696,316
                                                                          ============   ============   ============   ============

                                                                                           As of and for the period ended
                                                                                           December 31, 2006 -- (Continued)
                                                                           ---------------------------------------------------------
INVESTMENTS                                                                   No. of         Market         Cost of       Proceeds
                                                                              Shares          Value        Purchases     from Sales
                                                                           ------------   ------------   ------------   ------------
Managed Assets Trust (0.0%)
  Managed Assets Trust
    Total (Cost $0)                                                                 --   $         --   $      2,783   $     52,744
                                                                          ============   ============   ============   ============
Met Investors Series Trust (11.8%)
  MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (Cost $285,574)          14,191   $    275,732   $    325,209   $     38,361
  MIST BlackRock High Yield Subaccount (Class A) (Cost $773,449)                92,184        822,281        827,007         54,607
  MIST BlackRock Large-Cap Core Subaccount (Class A) (Cost $2,941,333)         281,042      3,147,675      3,437,018        470,537
  MIST Dreman Small-Cap Value Subaccount (Class A) (Cost $14,795)                1,178         16,222         14,869             80
  MIST Harris Oakmark International Subaccount (Class A)
    (Cost $741,418)                                                             43,224        822,558        877,153        133,658
  MIST Janus Capital Appreciation Subaccount (Class A) (Cost $859,937)          11,542        896,118        949,019         86,086
  MIST Legg Mason Partners Managed Assets Subaccount (Class A)
    (Cost $49,664)                                                               2,936         53,059         53,330          3,625
  MIST Lord Abbett Bond Debenture Subaccount (Class A) (Cost $570,725)          48,232        603,385        644,916         75,020
  MIST Lord Abbett Growth and Income Subaccount (Class B)
    (Cost $3,725,015)                                                          138,610      4,047,413      4,751,910      1,041,102
  MIST Lord Abbett Mid-Cap Value Subaccount (Class B) (Cost $42,755)             2,102         47,427         44,209          1,565
  MIST Met/AIM Capital Appreciation Subaccount (Class A)
    (Cost $448,728)                                                             36,857        399,164        462,146         12,415
  MIST MFS(R) Value Subaccount (Class A) (Cost $335,441)                        24,895        354,507        414,008         78,039
  MIST Neuberger Berman Real Estate Subaccount (Class A)
    (Cost $1,174,468)                                                           79,238      1,436,583      1,427,870        279,631
  MIST Pioneer Fund Subaccount (Class A) (Cost $266,185)                        19,786        289,469        275,996         10,211
  MIST Pioneer Mid-Cap Value Subaccount (Class A) (Cost $7,248)                    592          7,073          7,253              5
  MIST Pioneer Strategic Income Subaccount (Class A) (Cost $648,118)            68,254        645,684      6,512,510      5,999,945
  MIST Third Avenue Small Cap Value Subaccount (Class B)
    (Cost $1,372,161)                                                           81,240      1,415,205      1,619,877        237,722
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $14,257,014)                                                   946,103   $ 15,279,555   $ 22,644,300   $  8,522,609
                                                                          ============   ============   ============   ============
Metropolitan Series Fund, Inc. (12.5%)
  MSF BlackRock Aggressive Growth Subaccount (Class D) (Cost $598,768)          24,839   $    591,174   $    670,658   $     66,081
  MSF BlackRock Bond Income Subaccount (Class A) (Cost $844,505)                 8,142        884,266        967,554        124,987
  MSF BlackRock Bond Income Subaccount (Class E) (Cost $532,044)                 5,174        558,170        693,085        163,424
  MSF BlackRock Money Market Subaccount (Class A) (Cost $279,139)                2,791        279,140        927,217        648,078
  MSF Capital Guardian U.S. Equity Subaccount (Class A) (Cost $55,758)           4,356         57,936         56,470            705
  MSF FI Large Cap Subaccount (Class A) (Cost $580,108)                         39,322        594,544        612,931         31,553
  MSF FI Value Leaders Subaccount (Class D) (Cost $1,354,545)                    6,759      1,405,453      1,625,580        264,305
  MSF MetLife Aggressive Allocation Subaccount (Class B) (Cost $42,586)          3,723         45,564         43,752          1,193
  MSF MetLife Conservative Allocation Subaccount (Class B)
    (Cost $101,085)                                                             10,098        106,437        102,387          1,322
  MSF MetLife Conservative to Moderate Allocation Subaccount (Class B)
    (Cost $170,026)                                                             16,417        180,912        180,980         11,154
  MSF MetLife Moderate Allocation Subaccount (Class B) (Cost $359,039)          33,898        389,146        515,683        152,881
  MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B)
    (Cost $0)                                                                       --             --         15,294         15,684
  MSF MFS(R) Total Return Subaccount (Class B) (Cost $261,175)                   1,819        281,910        293,344         32,507
  MSF MFS(R) Total Return Subaccount (Class F) (Cost $5,562,513)                38,644      6,004,113      6,373,341        818,436
  MSF Oppenheimer Global Equity Subaccount (Class B) (Cost $3,757,220)         238,813      4,012,053      4,824,936      1,038,452
  MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
    (Cost $223,790)                                                             15,955        242,360        240,269         15,947
  MSF Western Asset Management High Yield Bond Subaccount (Class A)
    (Cost $290,746)                                                             30,125        310,594        413,045        122,887
  MSF Western Asset Management U.S. Government Subaccount (Class A)
    (Cost $177,758)                                                             15,017        184,713        197,560         20,668
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $15,190,805)                                                   495,892   $ 16,128,485   $ 18,754,086   $  3,530,264
                                                                          ============   ============   ============   ============
Money Market Portfolio (0.0%)
  Money Market Subaccount
    Total (Cost $0)                                                                 --   $         --   $    460,814   $    922,329
                                                                          ============   ============   ============   ============
Oppenheimer Variable Account Funds (0.0%)
  Oppenheimer Main Street/VA Subaccount (Service Shares)
    Total (Cost $0)                                                                 --   $         --   $        496   $     52,389
                                                                          ============   ============   ============   ============

4. STATEMENT OF INVESTMENTS (Concluded)

                                                                                           As of and for the period ended
                                                                                           December 31, 2006 -- (Concluded)
                                                                           ---------------------------------------------------------
INVESTMENTS                                                                   No. of         Market         Cost of       Proceeds
                                                                              Shares          Value        Purchases     from Sales
                                                                           ------------   ------------   ------------   ------------
PIMCO Variable Insurance Trust (4.4%)
  PIMCO VIT Real Return Subaccount (Administrative Class)
    (Cost $1,639,085)                                                          129,860   $  1,549,233   $    203,073   $    532,077
  PIMCO VIT Total Return Subaccount (Administrative Class)
    (Cost $4,259,031)                                                          409,115      4,140,240        549,432      1,712,076
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $5,898,116)                                                    538,975   $  5,689,473   $    752,505   $  2,244,153
                                                                          ============   ============   ============   ============
Putnam Variable Trust (1.1%)
  Putnam VT International Equity Subaccount (Class IB) (Cost $214,716)          15,323   $    316,267   $     79,505   $     37,594
  Putnam VT Small Cap Value Subaccount (Class IB) (Cost $906,659)               46,223      1,121,826        202,126        189,514
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $1,121,375)                                                     61,546   $  1,438,093   $    281,631   $    227,108
                                                                          ============   ============   ============   ============
The Travelers Series Trust (0.0%)
  Travelers AIM Capital Appreciation Subaccount (Cost $0)                           --   $         --   $      2,339   $    440,791
  Travelers Convertible Securities Subaccount (Cost $0)                             --             --         17,593        659,934
  Travelers Disciplined Mid Cap Stock Subaccount (Cost $0)                          --             --         52,424        325,904
  Travelers Equity Income Subaccount (Cost $0)                                      --             --        231,391      1,725,029
  Travelers Federated High Yield Subaccount (Cost $0)                               --             --         86,585        866,793
  Travelers Federated Stock Subaccount (Cost $0)                                    --             --          4,038         19,544
  Travelers Large Cap Subaccount (Cost $0)                                          --             --         97,447        489,715
  Travelers Managed Allocation Series: Aggressive Subaccount (Cost $0)              --             --          6,398         43,989
  Travelers Managed Allocation Series: Conservative Subaccount
    (Cost $0)                                                                       --             --         53,763        111,661
  Travelers Managed Allocation Series: Moderate Subaccount (Cost $0)                --             --         26,159        287,945
  Travelers Managed Allocation Series: Moderate-Aggressive Subaccount
    (Cost $0)                                                                       --             --         16,703         15,377
  Travelers Managed Allocation Series: Moderate-Conservative Subaccount
    (Cost $0)                                                                       --             --         71,841        124,182
  Travelers Managed Income Subaccount (Cost $0)                                     --             --         14,813        714,842
  Travelers Mercury Large Cap Core Subaccount (Cost $0)                             --             --        163,962      3,439,401
  Travelers MFS(R) Mid Cap Growth Subaccount (Cost $0)                              --             --         36,204        671,458
  Travelers MFS(R) Total Return Subaccount (Cost $0)                                --             --        309,119      6,450,843
  Travelers MFS(R) Value Subaccount (Cost $0)                                       --             --          4,896        402,303
  Travelers Mondrian International Stock Subaccount (Cost $0)                       --             --         58,014        789,138
  Travelers Pioneer Fund Subaccount (Cost $0)                                       --             --         62,571        273,607
  Travelers Pioneer Strategic Income Subaccount (Cost $0)                           --             --         36,040      6,256,214
  Travelers Quality Bond Subaccount (Cost $0)                                       --             --         85,903      1,050,602
  Travelers Strategic Equity Subaccount (Cost $0)                                   --             --          7,515        230,119
  Travelers U.S. Government Securities Subaccount (Cost $0)                         --             --         27,182        165,783
  Travelers Van Kampen Enterprise Subaccount (Cost $0)                              --             --          1,505         56,814
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $0)                                                                 --   $         --   $  1,474,405   $ 25,611,988
                                                                          ============   ============   ============   ============
Van Kampen Life Investment Trust (3.1%)
  Van Kampen LIT Comstock Subaccount (Class II) (Cost $3,156,330)              248,082   $  3,646,808   $    402,144   $    871,228
  Van Kampen LIT Enterprise Subaccount (Class II) (Cost $114,264)                9,571        148,921            264          3,059
  Van Kampen LIT Strategic Growth Subaccount (Class I) (Cost $110,185)           4,628        133,343          6,876        450,924
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $3,380,779)                                                    262,281   $  3,929,072   $    409,284   $  1,325,211
                                                                          ============   ============   ============   ============
Variable Insurance Products Fund (2.8%)
  VIP Contrafund(R) Subaccount (Service Class 2) (Cost $1,017,931)              38,926   $  1,210,995   $    288,175   $    340,722
  VIP Contrafund(R) Subaccount (Service Class) (Cost $506,817)                  20,609        646,724        187,211        202,875
  VIP Dynamic Capital Appreciation Subaccount (Service Class 2)
    (Cost $53,236)                                                               6,590         62,476         39,361        180,183
  VIP Mid Cap Subaccount (Service Class 2) (Cost $1,404,748)                    50,745      1,738,021        655,996        912,423
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $2,982,732)                                                    116,870   $  3,658,216   $  1,170,743   $  1,636,203
                                                                          ============   ============   ============   ============

5. FINANCIAL HIGHLIGHTS

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
AIM Variable Insurance Funds
  AIM V.I. Utilities Subaccount           2006        33    1.793 - 1.838       60        2.73       1.70 - 2.40     22.47 - 23.36
                                          2005        37    1.464 - 1.490       55        1.03       1.70 - 2.40      4.86 - 14.88
                                          2004       174    1.289 - 1.297      225        0.91       1.70 - 2.10     21.03 - 21.33
                                          2003         7            1.065        8        1.41              2.10              9.23
Alger American Fund
  Alger American Balanced
    Subaccount (Class S)                  2006        --    1.146 - 1.166       --          --       1.70 - 2.30       0.35 - 0.52
                                          2005       269    1.142 - 1.160      309        1.33       1.70 - 2.30       5.74 - 6.32
                                          2004       536    1.080 - 1.091      582        1.41       1.70 - 2.30       0.00 - 2.54
                                          2003       454    1.061 - 1.064      482          --       1.70 - 2.10       3.10 - 5.77
  Alger American Leveraged All Cap
    Subaccount (Class S)                  2006        70    1.541 - 1.563      109          --       1.70 - 2.10     16.48 - 16.90
                                          2005       113    1.323 - 1.337      150          --       1.70 - 2.10     11.74 - 12.26
                                          2004        62    1.184 - 1.191       74          --       1.70 - 2.10       5.71 - 6.06
                                          2003        56    1.120 - 1.123       63          --       1.70 - 2.10       4.58 - 4.66
AllianceBernstein Variable Products
Series Fund, Inc.
  AllianceBernstein Growth and Income
    Subaccount (Class B)                  2006        --    1.502 - 1.539       --          --       1.80 - 2.60       4.16 - 4.41
                                          2005       208    1.442 - 1.474      303        1.37       1.80 - 2.60       1.98 - 2.72
                                          2004       224    1.414 - 1.435      319        0.73       1.80 - 2.60       6.61 - 9.00
                                          2003       114    1.305 - 1.311      150        0.35       2.00 - 2.60     10.88 - 23.84
  AllianceBernstein Large-Cap Growth
    Subaccount (Class B)                  2006        --    1.369 - 1.405       --          --       1.70 - 2.40   (2.98) - (2.36)
                                          2005       179    1.411 - 1.439      255          --       1.70 - 2.40     12.16 - 12.95
                                          2004       176    1.258 - 1.274      222          --       1.70 - 2.40      2.19 - 11.38
                                          2003        47    1.193 - 1.196       56          --       1.70 - 2.10      8.36 - 11.15
American Funds Insurance Series
  American Funds Global Growth
    Subaccount (Class 2)                  2006     2,086    1.566 - 2.036    4,187        0.88       1.70 - 2.60     17.35 - 18.37
                                          2005     2,320    1.326 - 1.720    3,950        0.68       1.70 - 2.60     11.13 - 12.76
                                          2004     2,277    1.509 - 1.533    3,469        0.44       1.70 - 2.60      7.93 - 11.57
                                          2003     1,024    1.365 - 1.374    1,404        0.17       1.70 - 2.60     11.43 - 36.63
  American Funds Growth
    Subaccount (Class 2)                  2006     5,956    1.419 - 1.851   10,851        0.76       1.70 - 2.60       6.05 - 8.37
                                          2005     6,870    1.666 - 1.708   11,600        0.71       1.70 - 2.60     13.26 - 14.25
                                          2004     6,325    1.471 - 1.495    9,390        0.22       1.70 - 2.60      6.67 - 10.58
                                          2003     2,739    1.342 - 1.352    3,690        0.23       1.70 - 2.60      9.62 - 33.14
  American Funds Growth-Income
    Subaccount (Class 2)                  2006     5,433    1.348 - 1.691    9,039        1.46       1.70 - 2.60     12.29 - 13.26
                                          2005     6,500    1.193 - 1.493    9,588        1.33       1.70 - 2.60       3.12 - 4.19
                                          2004     6,350    1.412 - 1.435    9,043        1.05       1.70 - 2.60       4.93 - 8.55
                                          2003     3,641    1.313 - 1.322    4,797        1.79       1.70 - 2.60     11.36 - 31.70
Capital Appreciation Fund
  Capital Appreciation Fund               2006        --    1.634 - 1.675       --          --       1.70 - 2.50   (1.33) - (1.06)
                                          2005       504    1.656 - 1.693      847          --       1.70 - 2.50      6.03 - 16.81
                                          2004       351    1.437 - 1.457      508          --       1.70 - 2.50     16.64 - 17.50
                                          2003       147    1.232 - 1.240      182        0.12       1.70 - 2.50      5.03 - 15.35
Credit Suisse Trust
  Credit Suisse Trust Emerging
    Markets Subaccount                    2006        75    2.594 - 2.660      197        0.51       1.70 - 2.40     29.38 - 30.33
                                          2005        78    2.005 - 2.041      158        0.71       1.70 - 2.40     25.00 - 25.75
                                          2004        87    1.608 - 1.623      140        0.25       1.70 - 2.30     17.76 - 34.90
                                          2003        20    1.318 - 1.321       26          --       1.70 - 2.10     10.94 - 11.10

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
Credit Suisse Trust -- (Continued)
  Credit Suisse Trust Global Small
    Cap Subaccount                        2006       4      1.789 - 1.802       7           --       2.10 - 2.30   10.64 - 10.82
                                          2005      16      1.617 - 1.626      26           --       2.10 - 2.30   13.47 - 13.79
                                          2004      22      1.425 - 1.429      32           --       2.10 - 2.30   15.52 - 24.89
                                          2003       1              1.237       1           --              2.10            6.64
Delaware VIP Trust
  Delaware VIP REIT Subaccount
    (Standard Class)                      2006      --      1.838 - 2.310      --         1.89       1.70 - 2.50   29.37 - 30.36
                                          2005     843      1.417 - 1.772   1,479         1.90       1.70 - 2.50   (2.28) - 9.52
                                          2004     792      1.658 - 1.681   1,323         1.60       1.70 - 2.50   28.13 - 39.32
                                          2003     299      1.294 - 1.302     389           --       1.70 - 2.50    5.11 - 20.74
Dreyfus Investment Portfolios
  Dreyfus MidCap Stock Subaccount
    (Service Shares)                      2006     298      1.452 - 1.494     440         0.18       1.70 - 2.50     4.99 - 5.88
                                          2005     404      1.383 - 1.411     565           --       1.70 - 2.50     3.41 - 7.06
                                          2004     402      1.301 - 1.318     527         0.20       1.70 - 2.50    8.42 - 12.36
                                          2003     232      1.168 - 1.173     272         0.28       1.70 - 2.50    1.57 - 11.87
Dreyfus Socially Responsible
Growth Fund, Inc.
  Dreyfus Socially Responsible Growth
    Subaccount (Service Shares)           2006       2      1.251 - 1.260       3           --       1.70 - 2.30     6.47 - 7.12
                                          2005       5      1.175 - 1.193       5         0.14       1.70 - 2.30     1.03 - 1.62
                                          2004      20      1.163 - 1.174      23         0.18       1.70 - 2.30    1.91 - 13.57
                                          2003       5              1.125       6           --              2.10            1.99
Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount
    (Initial Shares)                      2006      70      1.434 - 1.473     102         1.81       1.70 - 2.40   13.59 - 14.54
                                          2005     131      1.258 - 1.286     168         0.02       1.70 - 2.50   (1.32) - 2.63
                                          2004     132      1.235 - 1.253     165         2.08       1.70 - 2.50     2.81 - 4.48
                                          2003      86      1.210 - 1.213     105         9.22       1.70 - 2.10    5.02 - 11.21
  Dreyfus VIF Developing Leaders
    Subaccount (Initial Shares)           2006     312      1.499 - 1.544     478         0.41       1.70 - 2.50     1.22 - 1.98
                                          2005     426      1.481 - 1.514     641           --       1.70 - 2.50     3.21 - 4.05
                                          2004     577      1.435 - 1.455     838         0.23       1.70 - 2.50     2.64 - 9.48
                                          2003     344      1.321 - 1.329     457         0.05       1.70 - 2.50    3.12 - 18.94
DWS Investments VIT Funds
  DWS VIT Equity 500 Index
    Subaccount (Class B)                  2006     500      1.129 - 1.140     568         0.78       1.70 - 2.50   12.45 - 13.21
                                          2005     462      1.004 - 1.007     465           --       1.70 - 2.50     0.40 - 0.70
  DWS VIT RREEF Real Estate
    Securities Subaccount
    (Class B)                             2006     213      2.149 - 2.211     469           --       1.70 - 2.50   33.81 - 34.82
                                          2005     304      1.606 - 1.640     495         2.17       1.70 - 2.50     5.16 - 9.48
                                          2004     341      1.479 - 1.498     510         0.57       1.70 - 2.50   16.69 - 28.58
                                          2003     193      1.162 - 1.165     224           --       1.70 - 2.30    4.58 - 14.69
  DWSI Capital Growth Subaccount
    (Class B)                             2006     504      1.242 - 1.340     668         0.18       1.70 - 2.50   (0.48) - 6.35
                                          2005     396      1.241 - 1.260     495         0.31       1.70 - 2.30     6.07 - 6.69
                                          2004     220      1.170 - 1.181     258         0.19       1.70 - 2.30     5.12 - 5.73
                                          2003     168      1.113 - 1.117     187           --       1.70 - 2.30    8.16 - 10.05
  DWSI Global Opportunities
    Subaccount (Class B)                  2006     108      2.054 - 2.113     228         0.94       1.70 - 2.50   18.87 - 19.78
                                          2005     156      1.728 - 1.764     274         0.33       1.70 - 2.50   13.50 - 16.13
                                          2004      90      1.500 - 1.519     137           --       1.70 - 2.50   14.81 - 25.73
                                          2003      63      1.251 - 1.252      79           --       2.10 - 2.30   12.60 - 22.39

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
DWS Investments VIT Funds -- (Continued)
  DWSI Growth & Income Subaccount
    (Class B)                             2006       137    1.381 - 1.411     192         0.60       1.70 - 2.30     10.66 - 11.37
                                          2005       147    1.248 - 1.267     185         0.83       1.70 - 2.30       3.40 - 3.94
                                          2004       241    1.207 - 1.219     292         0.44       1.70 - 2.30       7.29 - 7.97
                                          2003       141    1.125 - 1.129     159           --       1.70 - 2.30      7.22 - 10.71
  DWSI Health Care Subaccount
    (Class B)                             2006        96    1.296 - 1.334     127           --       1.70 - 2.50       3.18 - 4.06
                                          2005       191    1.256 - 1.282     243           --       1.70 - 2.50       0.96 - 6.21
                                          2004       128    1.192 - 1.207     154           --       1.70 - 2.50      6.52 - 15.89
                                          2003        50    1.119 - 1.125      56           --       1.70 - 2.50      1.08 - 10.43
  DWSI International Subaccount
    (Class B)                             2006       197    1.849 - 1.902     371         1.70       1.70 - 2.50      2.47 - 23.27
                                          2005       255    1.511 - 1.543     390         1.27       1.70 - 2.50     12.85 - 13.79
                                          2004       263    1.339 - 1.356     355         0.75       1.70 - 2.50     13.62 - 14.33
                                          2003        78    1.182 - 1.186      92           --       1.70 - 2.30      3.49 - 19.72
DWS Variable Series II
  DWSII Dreman Financial Services
    Subaccount (Class B)                  2006        --    1.238 - 1.270      --         3.07       1.70 - 2.50       4.12 - 4.70
                                          2005       206    1.189 - 1.213     248         1.58       1.70 - 2.50   (2.94) - (2.18)
                                          2004       174    1.225 - 1.240     215         0.49       1.70 - 2.50       5.99 - 9.64
                                          2003        21    1.127 - 1.131      23           --       1.70 - 2.30       2.73 - 9.93
  DWSII All Cap Growth Subaccount
    (Class B)                             2006        --    1.562 - 1.584      --           --       1.70 - 2.10      9.92 - 10.31
                                          2005        21    1.421 - 1.436      30           --       1.70 - 2.10     10.93 - 11.32
                                          2004        21    1.281 - 1.290      27           --       1.70 - 2.10       8.88 - 9.60
                                          2003        17    1.174 - 1.177      20           --       1.70 - 2.10       9.62 - 9.79
  DWSII Balanced Subaccount
    (Class B)                             2006       127    1.194 - 1.228     155         2.07       1.70 - 2.50       7.18 - 8.00
                                          2005       305    1.114 - 1.137     343         1.86       1.70 - 2.50       0.72 - 2.16
                                          2004       489    1.099 - 1.113     542         1.28       1.70 - 2.50       3.68 - 4.51
                                          2003       375    1.060 - 1.065     399           --       1.70 - 2.50       2.42 - 6.71
  DWSII Blue Chip Subaccount
    (Class B)                             2006       224    1.561 - 1.606     356         0.51       1.70 - 2.50     12.38 - 13.26
                                          2005       416    1.389 - 1.418     586         0.53       1.70 - 2.50       5.42 - 7.83
                                          2004       309    1.298 - 1.315     405         0.21       1.70 - 2.50     12.67 - 13.66
                                          2003        85    1.152 - 1.157      98           --       1.70 - 2.50      2.12 - 13.99
  DWSII Conservative Allocation
    Subaccount (Class B)                  2006       179    1.141 - 1.163     208         1.35       1.70 - 2.50       6.14 - 6.99
                                          2005       266    1.075 - 1.087     288           --       1.70 - 2.50       0.65 - 4.45
                                          2004        53    1.059   56         --         1.70              3.72
  DWSII Core Fixed Income
    Subaccount (Class B)                  2006       676    1.007 - 1.056     694         3.31       1.70 - 2.50       0.67 - 2.17
                                          2005       731    0.994 - 1.014     738         3.11       1.70 - 2.50     (0.60) - 0.10
                                          2004       786    1.000 - 1.013     794         2.66       1.70 - 2.50       0.00 - 2.32
                                          2003       466    0.985 - 0.990     461           --       1.70 - 2.50     (0.70) - 3.34
  DWSII Davis Venture Value
    Subaccount (Class B)                  2006       502    1.491 - 1.533     762         0.32       1.70 - 2.50     11.60 - 12.39
                                          2005       942    1.336 - 1.364   1,274         0.36       1.70 - 2.50      6.54 - 10.23
                                          2004       696    1.254 - 1.270     879         0.03       1.70 - 2.50       8.67 - 9.48
                                          2003       321    1.154 - 1.160     371           --       1.70 - 2.50      8.01 - 14.94
  DWSII Dreman High Return Equity
    Subaccount (Class B)                  2006       917    1.553 - 1.598   1,454         1.36       1.70 - 2.50      7.06 - 16.22
                                          2005       898    1.347 - 1.375   1,228         1.37       1.70 - 2.50       4.01 - 5.69
                                          2004       809    1.284 - 1.301   1,048         1.22       1.70 - 2.50     11.03 - 12.24
                                          2003       512    1.160 - 1.164     596           --       1.70 - 2.30     12.36 - 15.49

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
DWS Variable Series II -- (Continued)
  DWSII Dreman Small Mid Cap Value
    Subaccount (Class B)                  2006       432    1.977 - 2.034     872          0.43      1.70 - 2.50     21.51 - 22.53
                                          2005       617    1.627 - 1.660   1,017          0.37      1.70 - 2.50       7.11 - 8.04
                                          2004       631    1.519 - 1.538     967          0.42      1.70 - 2.50     17.12 - 23.43
                                          2003       269    1.242 - 1.246     335            --      1.70 - 2.30     14.05 - 21.09
  DWSII Templeton Foreign Value
    Subaccount (Class B)                  2006        --    1.341 - 1.361      --          2.62      1.70 - 2.40     19.20 - 20.12
                                          2005        27    1.125 - 1.133      31          1.96      1.70 - 2.40      3.02 - 10.60
                                          2004         1            1.054       1            --             1.70              5.40
  DWSII Global Thematic Subaccount
    (Class B)                             2006       116    1.982 - 2.040     233          0.30      1.70 - 2.50     26.40 - 27.50
                                          2005       208    1.568 - 1.600     330            --      1.70 - 2.50     19.00 - 20.48
                                          2004       115    1.312 - 1.328     152          0.87      1.70 - 2.50      7.97 - 13.40
                                          2003        62    1.178 - 1.180      73            --      1.90 - 2.30      3.42 - 14.35
  DWSII Government & Agency
    Securities Subaccount
    (Class B)                             2006       320    1.010 - 1.039     330          3.70      1.70 - 2.50       1.20 - 2.06
                                          2005       409    0.998 - 1.018     414          3.33      1.70 - 2.50     (0.20) - 0.49
                                          2004       462    1.000 - 1.013     467          1.87      1.70 - 2.50       0.81 - 1.60
                                          2003       420    0.992 - 0.997     418            --      1.70 - 2.50     (0.10) - 1.43
  DWSII Growth Allocation Subaccount
    (Class B)                             2006       173    1.254 - 1.265     218          0.81      1.70 - 2.10     10.39 - 10.77
                                          2005       277    1.136 - 1.142     315            --      1.70 - 2.10       0.71 - 4.20
                                          2004        64    1.094 - 1.096      70            --      1.70 - 2.10       2.24 - 6.10
  DWSII High Income Subaccount
    (Class B)                             2006       592    1.247 - 1.326     780          7.99      1.70 - 2.50       3.23 - 8.24
                                          2005       786    1.200 - 1.225     957          8.74      1.70 - 2.50     (0.33) - 1.66
                                          2004       977    1.190 - 1.205   1,174         15.85      1.70 - 2.50      8.67 - 10.25
                                          2003     1,684    1.088 - 1.093   1,841            --      1.70 - 2.50       0.37 - 8.11
  DWSII Income Allocation Subaccount
    (Class B)                             2006        --    1.076 - 1.080      --          2.47      1.70 - 1.90       1.70 - 1.79
                                          2005        91    1.058 - 1.061      96            --      1.70 - 1.90       1.54 - 1.82
                                          2004        14            1.042      14            --             1.70              2.36
  DWSII International Select Equity
    Subaccount (Class B)                  2006       191    1.725 - 1.934     365          1.48      1.70 - 2.30     11.51 - 22.95
                                          2005       201    1.549 - 1.573     314          2.53      1.70 - 2.30     11.44 - 12.12
                                          2004       192    1.390 - 1.403     268          0.68      1.70 - 2.30     15.16 - 15.85
                                          2003       162    1.207 - 1.211     196            --      1.70 - 2.30      3.15 - 21.63
  DWSII Janus Growth & Income
    Subaccount (Class B)                  2006       159    1.336 - 1.428     225          0.26      1.70 - 2.30       3.89 - 6.17
                                          2005       284    1.324 - 1.345     379            --      1.70 - 2.30       4.98 - 9.89
                                          2004       171    1.213 - 1.224     209            --      1.70 - 2.30       8.59 - 9.19
                                          2003       169    1.117 - 1.121     189            --      1.70 - 2.30      7.20 - 11.79
  DWSII Janus Growth Opportunities
    Subaccount (Class B)                  2006        --    1.260 - 1.277      --            --      1.70 - 2.10   (1.49) - (1.16)
                                          2005        58    1.279 - 1.292      74            --      1.70 - 2.10       2.70 - 4.92
                                          2004        13            1.219      16            --             2.10              9.92
                                          2003         2            1.109       3            --             2.10              4.72
  DWSII Large Cap Value Subaccount
    (Class B)                             2006       364    1.290 - 1.417     511          1.24      1.70 - 2.50      4.28 - 13.09
                                          2005       426    1.228 - 1.253     531          1.45      1.70 - 2.50     (0.89) - 1.73
                                          2004       523    1.239 - 1.255     654          0.95      1.70 - 2.50       6.90 - 7.82
                                          2003       153    1.160 - 1.164     177            --      1.70 - 2.30      6.80 - 14.79

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
DWS Variable Series II -- (Concluded)
  DWSII MFS(R) Strategic Value
    Subaccount (Class B)                  2006         --   1.275 - 1.305       --        0.63       1.70 - 2.40       2.41 - 3.00
                                          2005        113   1.245 - 1.267      142        0.63       1.70 - 2.40   (2.88) - (0.08)
                                          2004        446   1.285 - 1.297      576        0.08       1.70 - 2.30     12.90 - 15.39
                                          2003        372   1.120 - 1.124      417          --       1.70 - 2.30      7.25 - 10.77
  DWSII Mid Cap Growth Subaccount
    (Class B)                             2006          9   1.415 - 1.456       13          --       1.70 - 2.50       7.85 - 8.74
                                          2005         11   1.312 - 1.339       15          --       1.70 - 2.50     11.85 - 12.71
                                          2004         12   1.173 - 1.188       14          --       1.70 - 2.50       1.03 - 1.89
                                          2003         12   1.161 - 1.166       14          --       1.70 - 2.50      2.01 - 12.39
  DWSII Moderate Allocation
    Subaccount (Class B)                  2006        444   1.191 - 1.214      533        0.85       1.70 - 2.50       4.15 - 9.07
                                          2005        461   1.101 - 1.113      509          --       1.70 - 2.50       2.88 - 5.04
                                          2004        183   1.076 - 1.077      197          --       1.70 - 2.10       4.87 - 5.59
  DWSII Money Market Subaccount
    (Class B)                             2006     11,606   0.997 - 1.011   11,739        4.16       1.70 - 2.10       1.85 - 2.43
                                          2005     12,261   0.972 - 0.987   12,100        2.40       1.70 - 2.30       0.10 - 0.71
                                          2004     12,189   0.971 - 0.980   11,944        0.51       1.70 - 2.30   (1.72) - (1.21)
                                          2003     12,253   0.988 - 0.992   12,150        0.10       1.70 - 2.30   (0.60) - (0.10)
  DWSII Oak Strategic Equity
    Subaccount (Class B)                  2006         --   0.966 - 1.137       --          --       1.70 - 2.50       1.47 - 9.90
                                          2005        279   1.090 - 1.113      308          --       1.70 - 2.50     (6.92) - 0.27
                                          2004        204   1.171 - 1.185      241          --       1.70 - 2.50     (1.60) - 3.50
                                          2003         40   1.190 - 1.195       48          --       1.70 - 2.50      5.59 - 18.06
  DWSII Small Cap Growth Subaccount
    (Class B)                             2006        140   1.305 - 1.333      185          --       1.70 - 2.30       2.43 - 3.09
                                          2005        184   1.274 - 1.293      237          --       1.70 - 2.30       4.34 - 4.87
                                          2004        171   1.221 - 1.233      210          --       1.70 - 2.30       4.06 - 8.73
                                          2003        194   1.130 - 1.134      220          --       1.70 - 2.30      1.62 - 11.42
  DWSII Strategic Income Subaccount
    (Class B)                             2006        141   1.101 - 1.125      157        5.68       1.70 - 2.30       6.27 - 6.94
                                          2005        211   1.036 - 1.052      220        7.46       1.70 - 2.30     (0.38) - 0.19
                                          2004        207   1.040 - 1.050      217          --       1.70 - 2.30       5.80 - 6.49
                                          2003        122   0.983 - 0.986      120          --       1.70 - 2.30       0.00 - 3.14
  DWSII Technology Subaccount
    (Class B)                             2006        210   1.184 - 1.218      254          --       1.70 - 2.50   (1.99) - (1.22)
                                          2005        177   1.208 - 1.233      217        0.12       1.70 - 2.50       0.75 - 1.48
                                          2004        130   1.199 - 1.215      158          --       1.70 - 2.50     (0.82) - 2.92
                                          2003        160   1.213 - 1.217      195          --       1.70 - 2.30      2.10 - 20.66
  DWSII Turner Mid Cap Growth
    Subaccount (Class B)                  2006        175   1.252 - 1.509      261          --       1.70 - 2.50       3.60 - 4.95
                                          2005        288   1.416 - 1.445      414          --       1.70 - 2.50       8.51 - 9.39
                                          2004        266   1.305 - 1.321      349          --       1.70 - 2.50       7.94 - 8.81
                                          2003         99   1.209 - 1.214      121          --       1.70 - 2.50      6.61 - 17.84
FAM Variable Series Funds, Inc.
  FAMVS Mercury Global
    Allocation V.I. Subaccount
    (Class III)                           2006         --   1.393 - 1.420       --          --       1.70 - 2.50       8.47 - 8.73
                                          2005      1,994   1.284 - 1.306    2,583        2.76       1.70 - 2.50       7.45 - 8.79
                                          2004      1,356   1.195 - 1.206    1,629        8.10       1.70 - 2.50      7.87 - 11.79
                                          2003          5           1.073        5        2.84              2.30              2.19

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
FAM Variable Series Funds, Inc. -- (Continued)
  FAMVS Mercury Value
    Opportunities V.I. Subaccount
    (Class III)                           2006        --    1.431 - 1.453      --            --      1.70 - 2.30     11.19 - 11.43
                                          2005       840    1.287 - 1.304   1,085          0.73      1.70 - 2.30       7.61 - 8.31
                                          2004       677    1.196 - 1.204     812            --      1.70 - 2.30      4.51 - 14.79
                                          2003         5            1.067       5          0.14             2.30              0.95
Franklin Templeton Variable
Insurance Products Trust
  FTVIPT Franklin Income Securities
    Subaccount (Class 2)                  2006       217    1.188 - 1.198     258          3.74      1.80 - 2.30     15.56 - 16.20
                                          2005       235    1.028 - 1.031     242            --      1.80 - 2.30   (3.47) - (1.34)
  FTVIPT Franklin Small-Mid Cap
    Growth Securities Subaccount
    (Class 2)                             2006       360    1.632 - 1.681     597            --      1.80 - 2.60       5.91 - 6.73
                                          2005       751    1.541 - 1.575   1,169            --      1.80 - 2.60       2.12 - 2.94
                                          2004       849    1.509 - 1.530   1,289            --      1.80 - 2.60       5.90 - 9.44
                                          2003       703    1.389 - 1.398     979            --      1.80 - 2.60     22.42 - 42.87
  FTVIPT Mutual Shares Securities
    Subaccount (Class 2)                  2006        --    1.713 - 1.772      --            --      1.70 - 2.60     15.35 - 16.43
                                          2005     2,770    1.485 - 1.522   4,172          0.89      1.70 - 2.60       7.76 - 8.71
                                          2004     2,200    1.378 - 1.400   3,060          0.74      1.70 - 2.60      7.15 - 10.67
                                          2003       953    1.256 - 1.265   1,201          0.29      1.70 - 2.60     10.07 - 20.31
  FTVIPT Templeton Developing
    Markets Securities Subaccount
    (Class 2)                             2006       479    2.705 - 2.796   1,326          1.15      1.70 - 2.60     24.83 - 25.95
                                          2005       583    2.167 - 2.220   1,284          1.34      1.70 - 2.60     24.18 - 25.28
                                          2004       572    1.745 - 1.772   1,008          1.84      1.70 - 2.60     21.52 - 28.81
                                          2003       261    1.436 - 1.445     376          0.07      1.70 - 2.60      3.23 - 38.80
  FTVIPT Templeton Foreign Securities
    Subaccount (Class 2)                  2006       970    2.052 - 2.123   2,032          1.29      1.70 - 2.60     18.34 - 19.40
                                          2005     1,328    1.734 - 1.778   2,332          1.13      1.70 - 2.60       2.52 - 8.42
                                          2004       933    1.615 - 1.641   1,519          0.99      1.70 - 2.60     10.12 - 20.94
                                          2003       435    1.398 - 1.407     610          0.16      1.80 - 2.60     20.36 - 27.02
  FTVIPT Templeton Growth Securities
    Subaccount (Class 2)                  2006        --    1.963 - 2.022      --            --      1.70 - 2.50     18.83 - 19.72
                                          2005     1,087    1.652 - 1.689   1,822          1.18      1.70 - 2.50       5.48 - 8.04
                                          2004     1,037    1.556 - 1.578   1,630          1.14      1.70 - 2.50      2.14 - 15.16
                                          2003       664    1.375 - 1.383     918          0.01      1.70 - 2.50      3.93 - 24.04
High Yield Bond Trust
  High Yield Bond Trust                   2006        --    1.074 - 1.087      --          6.60      1.70 - 2.30       1.99 - 2.17
                                          2005       337    1.053 - 1.064     358          0.01      1.70 - 2.30    (0.75) - (0.09)
                                          2004        97    1.065 - 1.068     103         13.88      1.70 - 2.10       1.04 - 6.06
Janus Aspen Series
  Janus Aspen Balanced Subaccount
    (Service Shares)                      2006        --    1.275 - 1.307      --            --      1.70 - 2.50       2.99 - 3.24
                                          2005       179    1.238 - 1.266     225          2.02      1.70 - 2.50       5.00 - 5.85
                                          2004       296    1.179 - 1.196     351          1.82      1.70 - 2.50       5.65 - 6.50
                                          2003       383    1.116 - 1.123     429          2.20      1.70 - 2.50      4.69 - 13.02
  Janus Aspen Global Life Sciences
    Subaccount (Service Shares)           2006        17    1.514 - 1.561      27            --      1.70 - 2.50       3.70 - 4.55
                                          2005        42    1.460 - 1.493      62            --      1.70 - 2.50      9.53 - 10.43
                                          2004        41    1.333 - 1.352      55            --      1.70 - 2.50      2.97 - 11.83
                                          2003         5            1.200       5            --             2.10             11.63

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
Janus Aspen Series -- (Continued)
  Janus Aspen Global Technology
    Subaccount (Service Shares)           2006      28      1.605 - 1.642    45             --       1.70 - 2.30       5.15 - 6.07
                                          2005      38      1.523 - 1.548    59             --       1.70 - 2.50       4.59 - 9.63
                                          2004      43      1.392 - 1.412    60             --       1.70 - 2.50     (1.90) - 4.41
                                          2003      19      1.419 - 1.428    27             --       1.70 - 2.50    (0.91) - 19.97
  Janus Aspen Mid Cap Growth
    Subaccount (Service Shares)           2006      94      1.853 - 1.910   178             --       1.80 - 2.60     10.43 - 11.31
                                          2005     104      1.678 - 1.716   177             --       1.80 - 2.60      9.17 - 10.07
                                          2004     106      1.537 - 1.559   164             --       1.80 - 2.60     17.42 - 18.29
                                          2003     104      1.309 - 1.318   136             --       1.80 - 2.60      1.00 - 31.40
  Janus Aspen Worldwide Growth
    Subaccount (Service Shares)           2006      32      1.573 - 1.585    50           1.38       1.70 - 2.10     15.29 - 15.98
                                          2005      39      1.362 - 1.377    53           1.24       1.70 - 2.10       3.42 - 3.77
                                          2004      37      1.313 - 1.327    49           0.74       1.70 - 2.30     (1.72) - 2.79
                                          2003     272      1.287 - 1.291   352           1.13       1.70 - 2.10     11.72 - 15.06
Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap
    Subaccount                            2006      --      1.678 - 1.726    --             --       1.70 - 2.50     11.35 - 12.08
                                          2005     379      1.507 - 1.540   581             --       1.70 - 2.50       1.41 - 2.26
                                          2004     181      1.486 - 1.506   271             --       1.70 - 2.50      8.94 - 14.73
                                          2003      68      1.327 - 1.333    91             --       1.70 - 2.40     13.91 - 26.23
Legg Mason Partners Investment Series
  LMPIS Dividend Strategy
    Subaccount                            2006      97      1.381 - 1.402   135           1.95       1.80 - 2.20     15.37 - 15.87
                                          2005     133      1.197 - 1.210   161           2.11       1.80 - 2.20   (2.37) - (2.02)
                                          2004      78      1.226 - 1.235    95           0.89       1.80 - 2.20       1.16 - 1.56
                                          2003      64      1.212 - 1.216    77           0.85       1.80 - 2.20     10.55 - 16.31
  LMPIS Premier Selections All Cap
    Growth Subaccount                     2006       6      1.432 - 1.443     9             --       2.20 - 2.40       4.56 - 5.02
                                          2005       9      1.359 - 1.374    12           0.02       2.20 - 2.60       3.58 - 4.01
                                          2004      62      1.312 - 1.321    81             --       2.20 - 2.60      0.46 - 10.62
                                          2003       6              1.311     8             --              2.40             12.44
Legg Mason Partners Variable
Portfolios V
  LMPVPV Small Cap Growth
    Opportunities Subaccount              2006     127      1.825 - 1.866   233             --       1.80 - 2.40     10.21 - 10.87
                                          2005      83      1.656 - 1.683   137             --       1.80 - 2.40       2.48 - 3.00
                                          2004      81      1.616 - 1.634   131           0.08       1.80 - 2.40      6.89 - 13.55
                                          2003      65      1.432 - 1.439    93             --       1.80 - 2.40     10.65 - 19.12
Legg Mason Partners Variable
Portfolios I, Inc.
  LMPVPI All Cap Subaccount
    (Class I)                             2006     197      1.721 - 1.780   346           1.28       1.70 - 2.60     15.12 - 16.11
                                          2005     227      1.495 - 1.533   344           0.55       1.70 - 2.60       1.36 - 2.27
                                          2004     435      1.475 - 1.499   648           0.67       1.70 - 2.60       1.91 - 6.54
                                          2003     199      1.398 - 1.407   280           0.59       1.70 - 2.60      2.26 - 38.80
  LMPVPI Investors Subaccount
    (Class I)                             2006     193      1.698 - 1.757   335           1.62       1.70 - 2.60     15.20 - 16.28
                                          2005     212      1.474 - 1.511   316           1.10       1.70 - 2.60       3.80 - 4.71
                                          2004     246      1.420 - 1.443   353           1.34       1.70 - 2.60       5.36 - 8.58
                                          2003     191      1.320 - 1.329   253           2.36       1.70 - 2.60     11.02 - 36.60
  LMPVPI Large Cap Growth
    Subaccount (Class I)                  2006     108      1.411 - 1.454   156             --       1.70 - 2.50       1.66 - 2.47
                                          2005     131      1.388 - 1.419   185           0.02       1.70 - 2.50       0.14 - 3.43
                                          2004     133      1.353 - 1.372   182           0.20       1.70 - 2.50     (2.03) - 0.37
                                          2003      80      1.382 - 1.388   111           0.01       1.70 - 2.30      5.87 - 16.99

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
Legg Mason Partners Variable Portfolios I, Inc. -- (Continued)
  LMPVPI Small Cap Growth
    Subaccount (Class I)                  2006       299    1.925 - 1.984     583            --      1.70 - 2.50      9.85 - 10.84
                                          2005       336    1.746 - 1.790     595            --      1.70 - 2.60       2.22 - 3.17
                                          2004       550    1.708 - 1.735     946            --      1.70 - 2.60     12.15 - 13.18
                                          2003       225    1.523 - 1.533     344            --      1.70 - 2.60      1.67 - 34.18
Legg Mason Partners Variable
Portfolios II
  LMPVPII Aggressive Growth
    Subaccount (Class I)                  2006       198    1.663 - 1.695     334            --      1.70 - 2.20       8.37 - 9.21
                                          2005       223    1.527 - 1.552     344            --      1.70 - 2.30       4.65 - 8.00
                                          2004       204    1.417 - 1.437     293            --      1.70 - 2.50       5.88 - 8.81
                                          2003       114    1.331 - 1.339     153            --      1.70 - 2.50      5.30 - 16.64
  LMPVPII Appreciation
    Subaccount                            2006       592    1.466 - 1.511     882          1.04      1.80 - 2.60     11.82 - 12.76
                                          2005       717    1.311 - 1.340     951          0.86      1.80 - 2.60       1.63 - 2.45
                                          2004       711    1.290 - 1.308     924          1.32      1.80 - 2.60       6.00 - 6.97
                                          2003       455    1.217 - 1.224     555          0.95      1.80 - 2.60     13.50 - 21.13
  LMPVPII Diversified Strategic
    Income Subaccount                     2006       322     1.16 - 1.178     377          5.67      1.16 - 2.20       2.70 - 3.51
                                          2005       379    1.125 - 1.138     429          4.87      1.80 - 2.60       0.36 - 0.80
                                          2004       561    1.113 - 1.129     632          3.49      1.80 - 2.60       3.21 - 4.83
                                          2003       925    1.071 - 1.077     996          9.66      1.80 - 2.60       2.19 - 6.02
  LMPVPII Equity Index Subaccount
    (Class II)                            2006       796    1.543 - 1.590   1,252          1.27      1.70 - 2.50     12.30 - 13.17
                                          2005     1,107    1.374 - 1.405   1,541          1.26      1.70 - 2.50       1.63 - 2.48
                                          2004     1,033    1.352 - 1.371   1,407          1.60      1.70 - 2.50       7.56 - 8.38
                                          2003       619    1.257 - 1.265     782          1.58      1.70 - 2.50      6.13 - 19.89
  LMPVPII Fundamental Value
    Subaccount                            2006       705    1.716 - 1.769   1,229          1.65      1.80 - 2.60     13.79 - 14.72
                                          2005       778    1.508 - 1.542   1,187          0.89      1.80 - 2.60       2.10 - 2.94
                                          2004       917    1.477 - 1.498   1,364          0.72      1.80 - 2.60       5.42 - 6.24
                                          2003       664    1.401 - 1.410     933          1.40      1.80 - 2.60     25.38 - 40.50
  LMPVPII Growth and Income
    Subaccount (Class I)                  2006       150    1.500 - 1.546     228          0.41      1.70 - 2.50      9.65 - 10.51
                                          2005       205    1.368 - 1.399     284          0.37      1.70 - 2.50       0.73 - 1.89
                                          2004       214    1.354 - 1.373     291          1.10      1.70 - 2.50       5.70 - 6.60
                                          2003       126    1.281 - 1.288     162          0.53      1.70 - 2.50      5.23 - 10.60
Legg Mason Partners Variable
Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income
    Subaccount                            2006       348    0.996 - 1.023     352          3.78      1.70 - 2.50       1.53 - 2.40
                                          2005       568    0.981 - 0.999     563          2.49      1.70 - 2.50     (0.20) - 0.60
                                          2004       846    0.983 - 0.993     836          1.28      1.70 - 2.50   (1.20) - (0.30)
                                          2003       354    0.997 - 0.998     353          0.66      1.70 - 2.20   (0.30) - (0.20)
  LMPVPIII Aggressive Growth
    Subaccount                            2006     1,005    1.599 - 1.648   1,636            --      1.80 - 2.60       6.03 - 6.87
                                          2005     1,365    1.508 - 1.542   2,082            --      1.80 - 2.60       8.80 - 9.67
                                          2004     1,545    1.386 - 1.406   2,158            --      1.80 - 2.60       7.11 - 7.99
                                          2003     1,374    1.294 - 1.302   1,784            --      1.80 - 2.60      6.55 - 28.01
  LMPVPIII High Income
    Subaccount                            2006     1,266    1.217 - 1.413   1,771          7.75      1.80 - 2.60       8.12 - 9.03
                                          2005     1,375    1.121 - 1.296   1,770          7.75      1.80 - 2.60     (0.97) - 0.78
                                          2004     1,477    1.268 - 1.286   1,892          6.69      1.80 - 2.60       7.64 - 8.43
                                          2003     1,915    1.178 - 1.186   2,269         10.21      1.80 - 2.60      6.61 - 18.60

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
Legg Mason Partners Variable Portfolios III, Inc. -- (Continued)
  LMPVPIII Large Cap Growth
    Subaccount                            2006       222    1.406 - 1.449     317         0.12       1.80 - 2.60       1.96 - 2.77
                                          2005       391    1.379 - 1.410     546         0.13       1.80 - 2.60       2.53 - 3.37
                                          2004       453    1.345 - 1.364     615         0.37       1.80 - 2.60     (2.25) - 0.29
                                          2003       384    1.376 - 1.384     530         0.04       1.80 - 2.60     13.88 - 26.61
  LMPVPIII Mid Cap Core
    Subaccount                            2006       263    1.652 - 1.677     439         0.77       2.00 - 2.40     12.08 - 12.74
                                          2005       184    1.474 - 1.499     273         0.60       1.80 - 2.40       5.74 - 6.39
                                          2004       196    1.394 - 1.409     274           --       1.80 - 2.40       4.39 - 8.38
                                          2003       106    1.293 - 1.295     137           --       2.20 - 2.40     24.69 - 29.50
  LMPVPIII Money Market
    Subaccount                            2006     1,191    0.988 - 1.019   1,204         4.55       1.80 - 2.60       1.86 - 2.83
                                          2005     1,596    0.970 - 0.991   1,567         2.74       1.80 - 2.60       0.21 - 0.92
                                          2004     1,539    0.968 - 0.982   1,505         0.87       1.80 - 2.60   (1.73) - (0.91)
                                          2003     1,652    0.985 - 0.991   1,632         0.46       1.80 - 2.60   (1.20) - (0.61)
Legg Mason Partners Variable
Portfolios IV
  LMPVPIV Multiple Discipline
    Subaccount-All Cap Growth
    and Value                             2006     4,664    1.508 - 1.554   7,130         0.63       1.80 - 2.60     10.72 - 11.56
                                          2005     5,747    1.362 - 1.393   7,910         0.33       1.80 - 2.60       2.56 - 3.41
                                          2004     6,569    1.328 - 1.347   8,784         0.33       1.80 - 2.60       3.91 - 4.74
                                          2003     4,620    1.278 - 1.286   5,926         0.11       1.80 - 2.60     11.42 - 28.20
  LMPVPIV Multiple Discipline
    Subaccount-Balanced All Cap
    Growth and Value                      2006     2,507    1.324 - 1.365   3,381         1.46       1.80 - 2.60       7.72 - 8.51
                                          2005     2,987    1.230 - 1.258   3,724         1.24       1.80 - 2.60       1.57 - 2.36
                                          2004     3,049    1.211 - 1.229   3,723         0.90       1.80 - 2.60       1.24 - 4.67
                                          2003     1,606    1.186 - 1.191   1,907         0.46       1.80 - 2.40      9.31 - 15.02
  LMPVPIV Multiple Discipline
    Subaccount-Global All Cap
    Growth and Value                      2006       338    1.642 - 1.679     558         1.06       1.80 - 2.40     12.47 - 13.14
                                          2005       431    1.460 - 1.484     633         0.61       1.80 - 2.40       4.06 - 4.65
                                          2004       553    1.403 - 1.418     780         0.54       1.80 - 2.40       7.59 - 8.24
                                          2003       350    1.304 - 1.310     457         0.28       1.80 - 2.40      8.71 - 34.22
  LMPVPIV Multiple Discipline
    Subaccount-Large Cap Growth
    and Value                             2006       632    1.448 - 1.492     930         0.74       1.80 - 2.60      9.45 - 10.27
                                          2005       717    1.323 - 1.353     960         0.61       1.80 - 2.60       0.84 - 1.73
                                          2004       765    1.312 - 1.330   1,012         0.96       1.80 - 2.60       0.68 - 4.81
                                          2003       239    1.261 - 1.269     302         0.13       1.80 - 2.60      5.61 - 26.14
Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income
    Subaccount (Class VC)                 2006     1,110    1.564 - 1.610   1,757         1.16       1.70 - 2.50     14.41 - 15.33
                                          2005     1,410    1.367 - 1.396   1,946         0.98       1.70 - 2.50       0.74 - 2.97
                                          2004     1,415    1.357 - 1.376   1,933         1.17       1.70 - 2.50      9.88 - 13.03
                                          2003       696    1.235 - 1.242     862         1.60       1.70 - 2.50      6.37 - 20.66
  Lord Abbett Mid-Cap Value
    Subaccount (Class VC)                 2006     2,748    1.534 - 1.800   4,872         0.48       1.70 - 2.50      9.46 - 10.36
                                          2005     3,205    1.393 - 1.631   5,174         0.49       1.70 - 2.50       3.80 - 6.39
                                          2004     2,599    1.513 - 1.533   3,961         0.49       1.70 - 2.50     21.04 - 21.96
                                          2003       751    1.250 - 1.257     942         1.13       1.70 - 2.50      6.74 - 19.20
Managed Assets Trust
  Managed Assets Trust                    2006        --    1.122 - 1.133      --         2.22       1.70 - 2.20       3.02 - 3.09
                                          2005        46    1.089 - 1.099      51         0.02       1.70 - 2.20       0.28 - 2.14
                                          2004        45    1.073 - 1.076      49         3.63       1.70 - 2.10       6.11 - 7.95

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock
    Subaccount (Class A)                  2006       156    1.724 - 1.777     276           --       1.70 - 2.50   (5.33) - (4.82)
  MIST BlackRock High Yield
    Subaccount (Class A)                  2006       606    1.329 - 1.370     822           --       1.70 - 2.50       4.73 - 5.38
  MIST BlackRock Large-Cap Core
    Subaccount (Class A)                  2006     1,865    1.664 - 1.715   3,147           --       1.70 - 2.50       5.25 - 5.80
  MIST Dreman Small-Cap Value
    Subaccount (Class A)                  2006        14            1.190      16         0.42              2.20              9.88
  MIST Harris Oakmark International
    Subaccount (Class A)                  2006       404    1.988 - 2.057     822           --       1.66 - 2.56      9.41 - 10.12
  MIST Janus Capital Appreciation
    Subaccount (Class A)                  2006       528    1.665 - 1.716     896           --       1.70 - 2.50       1.90 - 9.85
  MIST Legg Mason Partners Managed
    Assets Subaccount (Class A)           2006        45    1.181 - 1.197      53           --       1.70 - 2.20       5.26 - 5.65
  MIST Lord Abbett Bond Debenture
    Subaccount (Class A)                  2006       443    1.337 - 1.378     603           --       1.70 - 2.50       4.13 - 4.71
  MIST Lord Abbett Growth and Income
    Subaccount (Class B)                  2006     3,771    1.069 - 1.077   4,047           --       1.45 - 2.60       6.79 - 7.59
  MIST Lord Abbett Mid-Cap Value
    Subaccount (Class B)                  2006        44    1.068 - 1.071      47           --       1.70 - 2.20     10.10 - 11.33
  MIST Met/AIM Capital Appreciation
    Subaccount (Class A)                  2006       272    1.440 - 1.484     399         0.18       1.70 - 2.50   (1.84) - (1.26)
  MIST MFS(R) Value Subaccount
    (Class A)                             2006       256    1.369 - 1.398     354         1.21       1.70 - 2.50      9.87 - 10.43
  MIST Neuberger Berman Real Estate
    Subaccount (Class A)                  2006     1,181    1.213 - 1.219   1,436           --       1.70 - 2.50     20.94 - 21.54
  MIST Pioneer Fund Subaccount
    (Class A)                             2006       186    1.536 - 1.576     289           --       1.70 - 2.40       6.96 - 7.43
  MIST Pioneer Mid-Cap Value
    Subaccount (Class A)                  2006         6            1.109       7         0.22              1.70            (0.98)
  MIST Pioneer Strategic Income
    Subaccount (Class A)                  2006       558    1.140 - 1.165     646         0.70       1.70 - 2.50       2.89 - 3.56
  MIST Third Avenue Small Cap Value
    Subaccount (Class B)                  2006     1,380    1.023 - 1.028   1,415           --       1.70 - 2.50       1.99 - 5.57
Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth
    Subaccount (Class D)                  2006       384    1.498 - 1.550     591           --       1.70 - 2.60   (3.04) - (2.39)
  MSF BlackRock Bond Income
    Subaccount (Class A)                  2006       830    1.049 - 1.077     884           --       1.70 - 2.40       3.25 - 3.76
  MSF BlackRock Bond Income
    Subaccount (Class E)                  2006       526    1.053 - 1.077     558           --       1.80 - 2.40       3.24 - 3.66
  MSF BlackRock Money Market
    Subaccount (Class A)                  2006       275    1.004 - 1.027     279         3.31       1.70 - 2.30       1.72 - 2.09
  MSF Capital Guardian U.S. Equity
    Subaccount (Class A)                  2006        41    1.393 - 1.414      58           --        1.80 - 2.20      2.35 - 2.61
  MSF FI Large Cap Subaccount
    (Class A)                             2006       422    1.385 - 1.433     594           --        1.70 - 2.60      0.65 - 1.28
  MSF FI Value Leaders Subaccount
    (Class D)                             2006       902    1.528 - 1.580   1,405           --        1.70 - 2.60      1.93 - 2.47
  MSF MetLife Aggressive Allocation
    Subaccount (Class B)                  2006        43            1.060      46           --               1.70             5.79
  MSF MetLife Conservative Allocation
    Subaccount (Class B)                  2006       102    1.039 - 1.042     106           --        1.70 - 2.10      3.80 - 4.10
  MSF MetLife Conservative to
    Moderate Allocation Subaccount
    (Class B)                             2006       173    1.045 - 1.049     181           --        1.70 - 2.20      4.29 - 4.69

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
Metropolitan Series Fund, Inc. -- (Continued)
  MSF MetLife Moderate Allocation
    Subaccount (Class B)                  2006       370    1.049 - 1.054     389           --       1.70 - 2.40       4.69 - 5.19
  MSF MetLife Moderate to Aggressive
    Allocation Subaccount
    (Class B)                             2006        --            1.058      --           --              1.80              5.59
  MSF MFS(R) Total Return Subaccount
    (Class B)                             2006       264    1.066 - 1.071     282           --       1.70 - 2.30       4.60 - 6.78
  MSF MFS(R) Total Return Subaccount
    (Class F)                             2006     4,240    1.384 - 1.432   6,003           --       1.70 - 2.60       6.13 - 6.79
  MSF Oppenheimer Global Equity
    Subaccount (Class B)                  2006     3,830    1.045 - 1.050   4,012           --       1.64 - 2.44       4.92 - 5.42
  MSF T. Rowe Price Large Cap Growth
    Subaccount (Class B)                  2006       228    1.063 - 1.068     242           --       1.70 - 2.40       6.51 - 7.01
  MSF Western Asset Management High
    Yield Bond Subaccount
    (Class A)                             2006       270    1.139 - 1.154     311           --       1.70 - 2.20       5.86 - 6.16
  MSF Western Asset Management U.S.
    Government Subaccount
    (Class A)                             2006       174    1.054 - 1.074     185           --       1.55 - 2.25       2.93 - 3.47
Money Market Portfolio
  Money Market Subaccount                 2006        --    0.981 - 1.006      --         1.39       1.70 - 2.50       0.61 - 0.90
                                          2005       469    0.975 - 0.997     463         2.69       1.70 - 2.50       0.31 - 1.12
                                          2004     1,536    0.972 - 0.986   1,502         1.03       1.70 - 2.50   (1.42) - (0.60)
                                          2003     1,540    0.986 - 0.992   1,527         0.44       1.70 - 2.50   (1.10) - (0.60)
Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA
    Subaccount ( Service Shares)          2006        --    1.168 - 1.177      --         0.97       1.70 - 2.10       5.51 - 5.66
                                          2005        44    1.107 - 1.114      49         1.14       1.70 - 2.10       3.55 - 3.92
                                          2004        32    1.069 - 1.072      34           --       1.70 - 2.10       7.55 - 8.83
PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount
    (Administrative Class)                2006     1,405    1.081 - 1.113   1,549         4.21       1.70 - 2.50   (1.73) - (0.98)
                                          2005     1,774    1.100 - 1.124   1,982         2.72       1.70 - 2.50     (0.45) - 0.36
                                          2004     2,247    1.105 - 1.120   2,507         1.02       1.70 - 2.50       4.25 - 7.83
                                          2003     1,061    1.041 - 1.046   1,108         0.47       1.70 - 2.40     (0.95) - 5.04
  PIMCO VIT Total Return Subaccount
    (Administrative Class)                2006     3,874    1.048 - 1.085   4,140         4.40       1.70 - 2.60       1.16 - 2.07
                                          2005     5,099    1.036 - 1.063   5,363         3.41       1.70 - 2.60     (0.66) - 0.76
                                          2004     5,091    1.038 - 1.055   5,336         1.90       1.70 - 2.60       2.17 - 3.13
                                          2003     3,098    1.016 - 1.023   3,160         2.05       1.70 - 2.60     (0.97) - 2.93
Putnam Variable Trust
  Putnam VT International Equity
    Subaccount (Class IB)                 2006       147    2.111 - 2.184     316         0.51       1.70 - 2.60     24.40 - 25.52
                                          2005       123    1.697 - 1.740     211         1.53       1.70 - 2.60      9.34 - 10.34
                                          2004       161    1.552 - 1.577     252         1.46       1.70 - 2.60     13.20 - 14.28
                                          2003       151    1.371 - 1.380     208         0.08       1.70 - 2.60      8.45 - 37.50
  Putnam VT Small Cap Value
    Subaccount (Class IB)                 2006       485    2.261 - 2.330   1,122         0.32       1.70 - 2.50     14.42 - 15.35
                                          2005       520    1.976 - 2.020   1,045         0.17       1.70 - 2.50       4.38 - 5.21
                                          2004       432    1.893 - 1.920     827         0.29       1.70 - 2.50     15.41 - 25.44
                                          2003       273    1.538 - 1.547     421           --       1.70 - 2.50      8.72 - 51.97

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
The Travelers Series Trust
  Travelers AIM Capital Appreciation
    Subaccount                            2006        --    1.467 - 1.503      --            --      1.70 - 2.50       6.23 - 6.46
                                          2005       294    1.381 - 1.412     413          0.22      1.70 - 2.50      5.99 - 10.28
                                          2004       220    1.303 - 1.321     289          0.15      1.70 - 2.50      3.91 - 10.18
                                          2003       156    1.254 - 1.261     196            --      1.80 - 2.50      3.38 - 18.14
  Travelers Convertible Securities
    Subaccount                            2006        --    1.284 - 1.316      --          0.80      1.70 - 2.50       6.29 - 6.56
                                          2005       501    1.208 - 1.235     613          2.40      1.70 - 2.50     (2.11) - 2.01
                                          2004       634    1.234 - 1.252     788          2.88      1.70 - 2.50       2.24 - 4.51
                                          2003       175    1.192 - 1.198     209          8.99      1.70 - 2.30       1.02 - 8.61
  Travelers Disciplined Mid Cap Stock
    Subaccount                            2006        --    1.821 - 1.867      --          0.54      1.70 - 2.50       8.85 - 9.18
                                          2005       174    1.673 - 1.710     296            --      1.70 - 2.50      1.26 - 10.54
                                          2004       146    1.525 - 1.547     226          0.36      1.70 - 2.50     13.49 - 14.51
                                          2003        78    1.343 - 1.351     105          0.86      1.70 - 2.50      1.82 - 18.99
  Travelers Equity Income
    Subaccount                            2006        --    1.499 - 1.542      --          1.29      1.70 - 2.60       4.68 - 5.04
                                          2005     1,094    1.432 - 1.468   1,587            --      1.70 - 2.60       1.85 - 2.73
                                          2004       943    1.406 - 1.429   1,338          1.47      1.70 - 2.60       7.00 - 9.81
                                          2003       522    1.314 - 1.323     688          1.78      1.70 - 2.60     10.54 - 36.26
  Travelers Federated High Yield
    Subaccount                            2006        --    1.269 - 1.300      --          7.94      1.70 - 2.50       2.24 - 2.44
                                          2005       650    1.241 - 1.269     819            --      1.70 - 2.50       0.08 - 1.80
                                          2004       731    1.240 - 1.258     916          7.75      1.70 - 2.50       6.26 - 8.54
                                          2003       515    1.154 - 1.159     597         18.08      1.70 - 2.30      3.78 - 14.80
  Travelers Federated Stock
    Subaccount                            2006        --    1.490 - 1.509      --          1.06      1.70 - 2.10       3.40 - 3.57
                                          2005        11    1.441 - 1.457      16            --      1.70 - 2.10       3.08 - 3.48
                                          2004        15    1.398 - 1.408      21          1.65      1.70 - 2.10      8.73 - 11.75
                                          2003        12            1.295      16          1.83             1.70              7.65
  Travelers Large Cap Subaccount          2006        --    1.376 - 1.415      --          0.45      1.70 - 2.60       2.75 - 3.06
                                          2005       297    1.339 - 1.373     403            --      1.70 - 2.60       5.85 - 6.85
                                          2004       296    1.265 - 1.285     377          0.93      1.70 - 2.60       3.77 - 5.68
                                          2003       146    1.219 - 1.227     178          0.50      1.70 - 2.60      5.27 - 10.20
  Travelers Managed Allocation Series:
    Aggressive Subaccount                 2006        --            1.092     --           1.62             1.70              6.33
                                          2005        40            1.027      41            --             1.70              5.23
  Travelers Managed Allocation Series:
    Conservative Subaccount               2006        --    1.009 - 1.012      --          4.42      1.70 - 2.10     (0.30) - 0.30
                                          2005        63            1.009      64          0.57             1.70              0.90
  Travelers Managed Allocation Series:
    Moderate Subaccount                   2006        --    1.069 - 1.076      --          2.54      1.70 - 2.40       3.29 - 3.56
                                          2005       267    1.035 - 1.039     277          1.12      1.70 - 2.40       2.67 - 4.11
  Travelers Managed Allocation Series:
    Moderate-Aggressive
      Subaccount                          2006        --            1.096      --          2.09             1.80              1.76
  Travelers Managed Allocation Series:
    Moderate-Conservative
      Subaccount                          2006        --    1.040 - 1.045      --          3.67      1.70 - 2.20       0.29 - 1.95
                                          2005        60    1.022 - 1.025      61          0.62      1.70 - 2.20       1.08 - 1.49
  Travelers Managed Income
    Subaccount                            2006        --    1.013 - 1.039      --          2.09      1.80 - 2.60   (1.27) - (1.05)
                                          2005       691    1.026 - 1.050     718          3.44      1.80 - 2.60   (1.25) - (0.38)
                                          2004       836    1.039 - 1.054     875          4.78      1.80 - 2.60       0.19 - 0.96
                                          2003       652    1.037 - 1.044     678          8.39      1.80 - 2.60       0.10 - 4.00

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
The Travelers Series Trust -- (Continued)
  Travelers Mercury Large Cap Core
    Subaccount                            2006        --    1.581 - 1.621      --          0.22      1.70 - 2.50       5.89 - 6.16
                                          2005     2,103    1.493 - 1.527   3,174            --      1.70 - 2.50      9.30 - 10.17
                                          2004     1,467    1.366 - 1.386   2,019          1.01      1.70 - 2.50      6.21 - 13.37
                                          2003        29    1.209 - 1.212      35          0.76      2.20 - 2.50      8.82 - 20.48
  Travelers MFS(R) Mid Cap Growth
    Subaccount                            2006        --    1.545 - 1.588      --            --      1.70 - 2.60       5.46 - 5.76
                                          2005       423    1.465 - 1.502     631            --      1.70 - 2.60       0.55 - 5.27
                                          2004       143    1.461 - 1.482     211            --      1.70 - 2.50      7.89 - 12.19
                                          2003        45    1.313 - 1.321      60            --      1.70 - 2.50     10.99 - 14.77
  Travelers MFS(R) Total Return
    Subaccount                            2006        --    1.304 - 1.341      --          1.30      1.70 - 2.60       2.91 - 3.23
                                          2005     4,721    1.267 - 1.299   6,082          2.38      1.70 - 2.60       0.32 - 1.17
                                          2004     3,683    1.263 - 1.284   4,702          3.02      1.70 - 2.60       8.60 - 9.65
                                          2003     2,345    1.163 - 1.171   2,740          5.51      1.70 - 2.60      5.70 - 16.70
  Travelers MFS(R) Value
    Subaccount                            2006        --    1.246 - 1.266      --            --      1.70 - 2.50       7.69 - 8.02
                                          2005       316    1.157 - 1.172     368          1.77      1.70 - 2.50       0.43 - 4.64
                                          2004        40    1.114 - 1.120      45          1.51      1.70 - 2.50     11.85 - 12.45
  Travelers Mondrian International
    Stock Subaccount                      2006        --    1.817 - 1.868      --          3.67      1.70 - 2.60     14.49 - 14.81
                                          2005       424    1.587 - 1.627     684          0.05      1.70 - 2.60       6.72 - 8.30
                                          2004       356    1.487 - 1.511     534          2.21      1.70 - 2.60      8.49 - 13.87
                                          2003       101    1.318 - 1.327     133          1.10      1.70 - 2.60      8.84 - 22.19
  Travelers Pioneer Fund
    Subaccount                            2006        --    1.428 - 1.467      --          1.07      1.70 - 2.60       5.78 - 6.07
                                          2005       145    1.350 - 1.383     198            --      1.70 - 2.60       3.29 - 4.22
                                          2004       251    1.307 - 1.327     331          1.36      1.70 - 2.60      7.37 - 11.71
                                          2003       125    1.210 - 1.214     151          3.63      1.70 - 2.20      3.33 - 15.02
  Travelers Pioneer Strategic Income
    Subaccount                            2006        --    1.105 - 1.125      --            --      1.70 - 2.60       0.64 - 0.99
                                          2005     5,508    1.098 - 1.114   6,126         12.66      1.70 - 2.60     (1.16) - 1.92
                                          2004       273    1.087 - 1.093     297         15.87      1.70 - 2.60       4.10 - 7.94
  Travelers Quality Bond
    Subaccount                            2006        --    1.012 - 1.038      --          5.68      1.70 - 2.50   (1.27) - (0.95)
                                          2005       983    1.028 - 1.048   1,022            --      1.70 - 2.50     (0.77) - 0.39
                                          2004       897    1.034 - 1.049     937          4.99      1.70 - 2.50       0.78 - 1.55
                                          2003       587    1.026 - 1.033     605         11.13      1.70 - 2.50     (0.77) - 2.59
  Travelers Strategic Equity
    Subaccount                            2006        --    1.412 - 1.443      --          0.32      1.70 - 2.40       4.05 - 4.28
                                          2005       161    1.357 - 1.384     219          0.63      1.70 - 2.40     (0.37) - 0.36
                                          2004       167    1.362 - 1.379     229          2.04      1.70 - 2.40       7.58 - 8.33
                                          2003        85    1.266 - 1.273     107            --      1.70 - 2.40      9.60 - 18.10
  Travelers U.S. Government
    Securities Subaccount                 2006        --    1.024 - 1.038      --          6.26      1.70 - 2.40   (3.85) - (3.62)
                                          2005       146    1.065 - 1.077     156            --      1.70 - 2.40       0.00 - 2.57
                                          2004        29    1.046 - 1.050      30          6.08      1.70 - 2.30       0.19 - 3.87
  Travelers Van Kampen Enterprise
    Subaccount                            2006        --    1.361 - 1.378      --          0.03      1.80 - 2.20       3.58 - 3.77
                                          2005        41    1.314 - 1.328      54          0.10      1.80 - 2.20       5.46 - 5.90
                                          2004        42    1.246 - 1.254      53          0.57      1.80 - 2.20       1.63 - 2.03
                                          2003        42    1.226 - 1.229      51          0.17      1.80 - 2.20       3.63 - 9.54

5. FINANCIAL HIGHLIGHTS -- (Concluded)

                                                                                                      Expense            Total
                                          Year               Unit Value       Net     Investment(1)   Ratio(2)         Return(3)
                                         Ended     Units      Lowest to     Assets       Income      Lowest to         Lowest to
                                         Dec 31    (000s)    Highest ($)    ($000s)     Ratio (%)    Highest (%)      Highest (%)
                                         ------    ------   -------------   -------   -------------  -----------   -----------------
Van Kampen Life Investment Trust
  Van Kampen LIT Comstock
    Subaccount (Class II)                 2006     2,088    1.444 - 1.773   3,646         1.33       1.70 - 2.50   13.16 - 14.09
                                          2005     2,509    1.269 - 1.554   3,856         0.76       1.70 - 2.50     1.54 - 4.78
                                          2004     1,509    1.497 - 1.518   2,278         0.48       1.70 - 2.50   14.54 - 15.44
                                          2003       370    1.307 - 1.315     486           --       1.70 - 2.50    4.14 - 17.83
  Van Kampen LIT Enterprise
    Subaccount (Class II)                 2006       108    1.356 - 1.376     149         0.18       2.10 - 2.50     4.15 - 4.96
                                          2005       108    1.302 - 1.331     142         0.47       1.70 - 2.50     5.25 - 6.06
                                          2004       108    1.237 - 1.255     135         0.14       1.70 - 2.50     0.72 - 1.63
                                          2003       108    1.222 - 1.226     133           --       2.10 - 2.50     8.40 - 9.60
  Van Kampen LIT Strategic Growth
    Subaccount (Class I)                  2006        98    1.338 - 1.368     133           --       1.80 - 2.40     0.45 - 1.03
                                          2005       433    1.332 - 1.354     581         0.25       1.80 - 2.40     5.38 - 5.95
                                          2004       435    1.264 - 1.278     552           --       1.80 - 2.40     1.04 - 5.19
                                          2003       377    1.211 - 1.215     457           --       1.80 - 2.20    7.33 - 14.90
Variable Insurance Products Fund
  VIP Contrafund(R) Subaccount
    (Service Class 2)                     2006       675    1.764 - 1.818   1,211         0.99       1.70 - 2.50     8.69 - 9.52
                                          2005       755    1.623 - 1.660   1,242         0.11       1.70 - 2.50   11.89 - 14.72
                                          2004       517    1.427 - 1.447     744         0.13       1.70 - 2.50   12.36 - 13.22
                                          2003       213    1.270 - 1.278     271           --       1.70 - 2.50    3.84 - 17.64
  VIP Contrafund(R) Subaccount
    (Service Class)                       2006       357    1.782 - 1.837     647         1.12       1.80 - 2.60     8.72 - 9.61
                                          2005       391    1.639 - 1.676     649         0.18       1.80 - 2.60   13.90 - 14.79
                                          2004       344    1.439 - 1.460     500         0.22       1.80 - 2.60   12.33 - 13.27
                                          2003       253    1.281 - 1.289     324           --       1.80 - 2.60   11.01 - 28.50
  VIP Dynamic Capital Appreciation
    Subaccount (Service Class 2)          2006        38            1.657      62         0.10              1.70   11.26 - 11.96
                                          2005       129    1.456 - 1.480     190           --       1.70 - 2.30   17.99 - 18.59
                                          2004        77    1.234 - 1.248      95           --       1.70 - 2.30   (1.04) - 0.97
                                          2003        77    1.247 - 1.249      96           --       2.10 - 2.30     3.91 - 7.22
  VIP Mid Cap Subaccount
    (Service Class 2)                     2006       776    1.684 - 2.269   1,738         0.19       1.70 - 2.60    9.49 - 10.52
                                          2005       994    1.528 - 2.053   2,022           --       1.70 - 2.60   11.70 - 16.05
                                          2004       910    1.741 - 1.769   1,599           --       1.70 - 2.60   18.00 - 22.51
                                          2003       426    1.434 - 1.444     614           --       1.70 - 2.60    5.52 - 44.04

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the Subaccount invests.

2 These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

6. Schedules of Accumulation Units
   for the years ended December 31, 2006 and 2005

                                                                         Alger American Balanced       Alger American Leveraged
                                        AIM V.I. Utilities Subaccount       Subaccount (Class S)      AllCap Subaccount (Class S)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...        37,122        173,763        268,810        535,924        112,611         62,350
Accumulation units purchased and
  transferred from other funding options        32,734        285,935          6,273         44,107         14,317         62,194
Accumulation units redeemed and
  transferred to other funding options .       (36,698)      (422,576)      (275,083)      (311,221)       (56,800)       (11,933)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........        33,158         37,122             --        268,810         70,128        112,611
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                          AllianceBernstein Growth and   AllianceBernstein Large-Cap      American Funds Global
                                           Income Subaccount (Class B)    Growth Subaccount (Class B)   Growth Subaccount (Class 2)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       207,763        223,737        179,249        175,732      2,319,939      2,276,823
Accumulation units purchased and
  transferred from other funding options            --         18,110             --         15,582        210,077        568,544
Accumulation units redeemed and
  transferred to other funding options .      (207,763)       (34,084)      (179,249)       (12,065)      (444,455)      (525,428)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........            --        207,763             --        179,249      2,085,561      2,319,939
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                            American Funds Growth          American Funds Growth-
                                             Subaccount (Class 2)        Income Subaccount (Class 2)    Capital Appreciation Fund
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...     6,869,640      6,325,318      6,499,961      6,350,440        504,468        350,817
Accumulation units purchased and
  transferred from other funding options       480,560      1,777,038        412,966      1,011,659         60,194        197,436
Accumulation units redeemed and
  transferred to other funding options .    (1,394,431)    (1,232,716)    (1,479,743)      (862,138)      (564,662)       (43,785)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     5,955,769      6,869,640      5,433,184      6,499,961             --        504,468
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                           Credit Suisse Trust Emerging    Credit Suisse Trust Global        Delaware VIP REIT
                                                 Markets Subaccount            Small Cap Subaccount      Subaccount (Standard Class)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...        77,720         86,599         16,267         22,066        843,056        792,119
Accumulation units purchased and
  transferred from other funding options        19,869         70,665          1,417         49,987         36,426        288,849
Accumulation units redeemed and
  transferred to other funding options .       (22,863)       (79,544)       (13,595)       (55,786)      (879,482)      (237,912)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........        74,726         77,720          4,089         16,267             --        843,056
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation Units
   for the years ended December 31, 2006 and 2005 -- (Continued)

                                                  Dreyfus MidCap        Dreyfus Socially Responsible
                                                 Stock Subaccount            Growth Subaccount          Dreyfus VIF Appreciation
                                                 (Service Shares)              (Service Shares)        Subaccount (Initial Shares)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       403,896        401,653          4,538         19,918        130,860        131,656
Accumulation units purchased and
  transferred from other funding options         8,873         76,179             96          2,347          4,110         42,675
Accumulation units redeemed and
  transferred to other funding options .      (114,832)       (73,936)        (2,550)       (17,727)       (65,312)       (43,471)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       297,937        403,896          2,084          4,538         69,658        130,860
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                             Dreyfus VIF Developing                DWS VIT                    DWS VIT RREEF
                                               Leaders Subaccount              Equity 500 Index           Real Estate Securities
                                                (Initial Shares)              Subaccount (Class B)          Subaccount (Class B)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       425,796        577,216        461,997             --        304,193        341,128
Accumulation units purchased and
  transferred from other funding options        18,321         30,638         74,454        464,948         32,957        266,795
Accumulation units redeemed and
  transferred to other funding options .      (132,014)      (182,058)       (36,408)        (2,951)      (123,682)      (303,730)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       312,103        425,796        500,043        461,997        213,468        304,193
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                              DWSI Capital Growth         DWSI Global Opportunities        DWSI Growth & Income
                                              Subaccount (Class B)           Subaccount (Class B)           Subaccount (Class B)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       395,742        219,772        156,248         90,461        147,126        240,708
Accumulation units purchased and
  transferred from other funding options       208,237        312,225          2,624        118,200            542         29,605
Accumulation units redeemed and
  transferred to other funding options .      (100,164)      (136,255)       (50,469)       (52,413)       (10,289)      (123,187)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       503,815        395,742        108,403        156,248        137,379        147,126
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                               DWSI Health Care              DWSI International          DWSII Dreman Financial
                                              Subaccount (Class B)           Subaccount (Class B)          Subaccount (Class B)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       191,158        128,376        254,907        262,978        206,192        174,095
Accumulation units purchased and
  transferred from other funding options         5,484        208,803         35,563         71,799          2,139         89,037
Accumulation units redeemed and
  transferred to other funding options .      (100,521)      (146,021)       (93,597)       (79,870)      (208,331)       (56,940)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........        96,121        191,158        196,873        254,907             --        206,192
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation Units
   for the years ended December 31, 2006 and 2005 -- (Continued)

                                              DWSII All Cap Growth              DWSII Balanced               DWSII Blue Chip
                                              Subaccount (Class B)           Subaccount (Class B)          Subaccount (Class B)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...        20,948         21,029        304,567        488,592        416,228        309,409
Accumulation units purchased and
  transferred from other funding options           229            182            819         92,343         13,757        159,974
Accumulation units redeemed and
  transferred to other funding options .       (21,177)          (263)      (178,245)      (276,368)      (206,306)       (53,155)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........            --         20,948        127,141        304,567        223,679        416,228
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                           DWSII Conservative Allocation    DWSII Core Fixed Income      DWSII Davis Venture Value
                                                Subaccount (Class B)          Subaccount (Class B)          Subaccount (Class B)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       265,610         53,007        731,357        786,458        941,857        695,863
Accumulation units purchased and
  transferred from other funding options        45,679        237,820         63,650         63,062         23,014        309,976
Accumulation units redeemed and
  transferred to other funding options .      (132,497)       (25,217)      (119,200)      (118,163)      (463,258)       (63,982)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       178,792        265,610        675,807        731,357        501,613        941,857
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                 DWSII Dreman                   DWSII Dreman
                                              High Return Equity            Small Mid Cap Value           DWSII Foreign Value
                                             Subaccount (Class B)           Subaccount (Class B)          Subaccount (Class B)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       898,259        808,623        616,611        631,332         27,111          1,000
Accumulation units purchased and
  transferred from other funding options       278,481        265,714         12,517        208,426             --         26,113
Accumulation units redeemed and
  transferred to other funding options .      (259,764)      (176,078)      (197,178)      (223,147)       (27,111)            (2)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       916,976        898,259        431,950        616,611             --         27,111
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                   DWSII Global                 DWSII Government
                                                     Thematic                 & Agency Securities         DWSII Growth Allocation
                                               Subaccount (Class B)           Subaccount (Class B)          Subaccount (Class B)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       208,061        114,695        409,089        462,253        276,739         63,914
Accumulation units purchased and
  transferred from other funding options       102,414        160,010          9,605         90,122          4,211        430,577
Accumulation units redeemed and
  transferred to other funding options .      (194,786)       (66,644)       (98,943)      (143,286)      (107,783)      (217,752)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       115,689        208,061        319,751        409,089        173,167        276,739
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation Units
   for the years ended December 31, 2006 and 2005 -- (Continued)

                                              DWSII High Income           DWSII Income Allocation     DWSII International Select
                                             Subaccount (Class B)           Subaccount (Class B)       Equity Subaccount (Class B)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       785,622        976,951         90,605         13,511        200,877        191,718
Accumulation units purchased and
  transferred from other funding options       303,735        716,603          2,593         77,115         50,481         44,975
Accumulation units redeemed and
  transferred to other funding options .      (497,469)      (907,932)       (93,198)           (21)       (60,792)       (35,816)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       591,888        785,622             --         90,605        190,566        200,877
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                               DWSII Janus Growth             DWSII Janus Growth
                                                    & Income               Opportunities Subaccount        DWSII Large Cap Value
                                              Subaccount (Class B)                 (Class B)               Subaccount (Class B)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       284,326        171,453         57,503         13,157        426,052        523,214
Accumulation units purchased and
  transferred from other funding options        13,487        153,747            298         44,350         17,411         38,360
Accumulation units redeemed and
  transferred to other funding options .      (138,537)       (40,874)       (57,801)            (4)       (79,705)      (135,522)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       159,276        284,326             --         57,503        363,758        426,052
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                          DWSII MFS(R) Strategic Value        DWSII Mid Cap Growth       DWSII Moderate Allocation
                                             Subaccount (Class B)           Subaccount (Class B)          Subaccount (Class B)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       112,695        446,052         10,995         11,850        460,824        182,997
Accumulation units purchased and
  transferred from other funding options         1,484         10,612            399         56,039          5,891        452,986
Accumulation units redeemed and
  transferred to other funding options .      (114,179)      (343,969)        (2,076)       (56,894)       (22,671)      (175,159)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........            --        112,695          9,318         10,995        444,044        460,824
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                DWSII Money Market         DWSII Oak Strategic Equity      DWSII Small Cap Growth
                                               Subaccount (Class B)           Subaccount (Class B)          Subaccount (Class B)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...    12,261,474     12,189,173        279,026        203,840        184,441        171,176
Accumulation units purchased and
  transferred from other funding options       997,664      3,353,217         18,515        132,329          6,540        130,759
Accumulation units redeemed and
  transferred to other funding options .    (1,653,177)    (3,280,916)      (297,541)       (57,143)       (50,804)      (117,494)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........    11,605,961     12,261,474             --        279,026        140,177        184,441
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation Units
   for the years ended December 31, 2006 and 2005 -- (Continued)

                                                                                                                DWSII Turner
                                              DWSII Strategic Income            DWSII Technology               Mid Cap Growth
                                               Subaccount (Class B)           Subaccount (Class B)          Subaccount (Class B)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       210,728        207,155        176,912        130,353        288,262        265,592
Accumulation units purchased and
  transferred from other funding options        15,198         33,296         38,461         53,423         17,139        195,415
Accumulation units redeemed and
  transferred to other funding options .       (84,762)       (29,723)        (5,074)        (6,864)      (130,627)      (172,745)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       141,164        210,728        210,299        176,912        174,774        288,262
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                 FAMVS Mercury                   FAMVS Mercury                FTVIPT Franklin
                                             Global Allocation V.I.        Value Opportunities V.I.          Income Securities
                                              Subaccount (Class III)        Subaccount (Class III)         Subaccount (Class 2)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...     1,994,283      1,356,417        840,137        677,485        235,137             --
Accumulation units purchased and
  transferred from other funding options        47,606        851,328          8,856        343,016         11,733        236,941
Accumulation units redeemed and
  transferred to other funding options .    (2,041,889)      (213,462)      (848,993)      (180,364)       (29,978)        (1,804)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........            --      1,994,283             --        840,137        216,892        235,137
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                           FTVIPT Franklin Small-Mid           FTVIPT Mutual                FTVIPT Templeton
                                            Cap Growth Securities            Shares Securities       Developing Markets Securities
                                             Subaccount (Class 2)           Subaccount (Class 2)          Subaccount (Class 2)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       751,102        849,056      2,770,454      2,199,534        583,066        572,066
Accumulation units purchased and
  transferred from other funding options        51,854         25,511        149,488        970,106         82,281        191,687
Accumulation units redeemed and
  transferred to other funding options .      (443,238)      (123,465)    (2,919,942)      (399,186)      (185,968)      (180,687)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       359,718        751,102             --      2,770,454        479,379        583,066
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                               FTVIPT Templeton               FTVIPT Templeton
                                              Foreign Securities             Growth Securities
                                             Subaccount (Class 2)           Subaccount (Class 2)          High Yield Bond Trust
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...     1,328,480        933,239      1,086,977      1,036,664        336,714         96,928
Accumulation units purchased and
  transferred from other funding options       136,029        548,797         71,690        340,043         23,862        362,098
Accumulation units redeemed and
  transferred to other funding options .      (494,048)      (153,556)    (1,158,667)      (289,730)      (360,576)      (122,312)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       970,461      1,328,480             --      1,086,977             --        336,714
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation Units
   for the years ended December 31, 2006 and 2005 -- (Continued)

                                                                                 Janus Aspen                Janus Aspen Global
                                              Janus Aspen Balanced           Global Life Sciences         Technology Subaccount
                                           Subaccount (Service Shares)    Subaccount (Service Shares)        (Service Shares)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       179,009        295,824         41,927         41,104         38,380         42,821
Accumulation units purchased and
  transferred from other funding options           318          3,159          2,933          4,422          3,238            639
Accumulation units redeemed and
  transferred to other funding options .      (179,327)      (119,974)       (27,574)        (3,599)       (14,023)        (5,080)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........            --        179,009         17,286         41,927         27,595         38,380
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                             Janus Aspen Mid Cap          Janus Aspen Worldwide
                                              Growth Subaccount             Growth Subaccount             Lazard Retirement
                                              (Service Shares)               (Service Shares)            Small Cap Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       103,670        105,656         38,999         36,824        379,435        180,929
Accumulation units purchased and
  transferred from other funding options            --             --         10,795          2,185         63,369        221,102
Accumulation units redeemed and
  transferred to other funding options .        (9,944)        (1,986)       (17,786)           (10)      (442,804)       (22,596)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........        93,726        103,670         32,008         38,999             --        379,435
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                           LMPIS Dividend Strategy        LMPIS Premier Selections      LMPVPV Small Cap Growth
                                                  Subaccount              All Cap Growth Subaccount     Opportunities Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       133,366         77,826          8,567         61,514         82,520         80,713
Accumulation units purchased and
  transferred from other funding options        18,520         65,230          2,616             --         52,205          2,391
Accumulation units redeemed and
  transferred to other funding options .       (55,128)        (9,690)        (5,009)       (52,947)        (7,974)          (584)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........        96,758        133,366          6,174          8,567        126,751         82,520
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                LMPVPI All Cap                LMPVPI Investors           LMPVPI Large Cap Growth
                                             Subaccount (Class I)           Subaccount (Class I)          Subaccount (Class I)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       227,000        435,338        211,528        246,234        131,305        133,388
Accumulation units purchased and
  transferred from other funding options         5,621         31,412          2,025          9,717          2,989         10,238
Accumulation units redeemed and
  transferred to other funding options .       (35,535)      (239,750)       (20,247)       (44,423)       (26,536)       (12,321)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       197,086        227,000        193,306        211,528        107,758        131,305
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation Units
   for the years ended December 31, 2006 and 2005 -- (Continued)

                                             LMPVPI Small Cap Growth       LMPVPII Aggressive Growth        LMPVPII Appreciation
                                               Subaccount (Class I)           Subaccount (Class I)               Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       336,377        549,804        222,673        204,383        716,851        711,438
Accumulation units purchased and
  transferred from other funding options        18,585         19,397         22,666         26,183             23         69,431
Accumulation units redeemed and
  transferred to other funding options .       (56,453)      (232,824)       (47,042)        (7,893)      (124,954)       (64,018)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       298,509        336,377        198,297        222,673        591,920        716,851
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                          LMPVPII Diversified Strategic       LMPVPII Equity Index          LMPVPII Fundamental
                                                 Income Subaccount            Subaccount (Class II)           Value Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       378,508        561,480      1,106,831      1,033,397        777,756        916,614
Accumulation units purchased and
  transferred from other funding options            --            584         16,795        220,616         31,950         15,624
Accumulation units redeemed and
  transferred to other funding options .       (56,510)      (183,556)      (327,219)      (147,182)      (105,177)      (154,482)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       321,998        378,508        796,407      1,106,831        704,529        777,756
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                           LMPVPII Growth and Income       LMPVPIII Adjustable Rate     LMPVPIII Aggressive Growth
                                              Subaccount (Class I)            Income  Subaccount                Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       205,083        213,650        567,786        845,549      1,364,862      1,545,240
Accumulation units purchased and
  transferred from other funding options        14,080          5,539         26,342         11,221         95,511         79,187
Accumulation units redeemed and
  transferred to other funding options .       (69,051)       (14,106)      (246,133)      (288,984)      (455,304)      (259,565)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       150,112        205,083        347,995        567,786      1,005,069      1,364,862
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                              LMPVPIII High Income         LMPVPIII Large Cap Growth         LMPVPIII Mid Cap
                                                   Subaccount                     Subaccount                  Core Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...     1,375,434      1,476,871        390,900        453,362        184,042        195,999
Accumulation units purchased and
  transferred from other funding options        17,918         70,071             --         13,559        103,941          7,054
Accumulation units redeemed and
  transferred to other funding options .      (127,847)      (171,508)      (168,571)       (76,021)       (24,506)       (19,011)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     1,265,505      1,375,434        222,329        390,900        263,477        184,042
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation Units
   for the years ended December 31, 2006 and 2005 -- (Continued)

                                                                        LMPVPIV Multiple Discipline        LMPVPIV Multiple
                                            LMPVPIII Money Market           Subaccount-All Cap      Discipline Subaccount-Balanced
                                                  Subaccount                 Growth and Value          All Cap Growth and Value
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...     1,595,621      1,538,663      5,746,944      6,569,431      2,987,359      3,048,650
Accumulation units purchased and
  transferred from other funding options     1,082,020      1,386,105         61,059        296,088             --        220,931
Accumulation units redeemed and
  transferred to other funding options .    (1,486,145)    (1,329,147)    (1,143,800)    (1,118,575)      (480,613)      (282,222)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     1,191,496      1,595,621      4,664,203      5,746,944      2,506,746      2,987,359
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                 LMPVPIV Multiple          LMPVPIV Multiple Discipline     Lord Abbett Growth and
                                           Discipline Subaccount-Global        Subaccount-Large Cap           Income Subaccount
                                             All Cap Growth and Value           Growth and Value                  (Class VC)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       430,742        552,768        716,714        765,229      1,409,630      1,415,448
Accumulation units purchased and
  transferred from other funding options         4,484          4,419             --          7,806         75,285        348,495
Accumulation units redeemed and
  transferred to other funding options .       (97,615)      (126,445)       (84,631)       (56,321)      (375,059)      (354,313)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       337,611        430,742        632,083        716,714      1,109,856      1,409,630
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                              MIST Batterymarch
                                             Lord Abbett Mid-Cap Value                                         Mid-Cap Stock
                                               Subaccount (Class VC)          Managed Assets Trust          Subaccount (Class A)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...     3,205,201      2,599,204         46,414         45,196             --             --
Accumulation units purchased and
  transferred from other funding options       200,792      1,323,411             71          2,041        175,645             --
Accumulation units redeemed and
  transferred to other funding options .      (658,480)      (717,414)       (46,485)          (823)       (19,654)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     2,747,513      3,205,201             --         46,414        155,991             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                 MIST BlackRock                 MIST BlackRock                  MIST Dreman
                                                   High Yield                   Large-Cap Core                Small-Cap Value
                                              Subaccount (Class A)           Subaccount (Class A)          Subaccount (Class A)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options       640,885             --      2,158,204             --         13,637             --
Accumulation units redeemed and
  transferred to other funding options .       (35,339)            --       (292,866)            --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       605,546             --      1,865,338             --         13,637             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation Units
   for the years ended December 31, 2006 and 2005 -- (Continued)

                                               MIST Harris Oakmark             MIST Janus Capital         MIST Legg Mason Partners
                                             International Subaccount        Appreciation Subaccount     Managed Assets Subaccount
                                                   (Class A)                       (Class A)                    (Class A)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options       474,476             --        579,049             --         47,376             --
Accumulation units redeemed and
  transferred to other funding options .       (70,146)            --        (50,674)            --         (2,760)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       404,330             --        528,375             --         44,616             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                              MIST Lord Abbett Bond            MIST Lord Abbett          MIST Lord Abbett Mid-Cap
                                              Debenture Subaccount            Growth and Income              Value Subaccount
                                                   (Class A)                 Subaccount (Class B)               (Class B)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options       495,217             --      4,784,461             --         45,508             --
Accumulation units redeemed and
  transferred to other funding options .       (52,679)            --     (1,013,205)            --         (1,157)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       442,538             --      3,771,256             --         44,351             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                              MIST Met/AIM Capital             MIST MFS(R) Value          MIST Neuberger Berman
                                             Appreciation Subaccount              Subaccount              Real Estate Subaccount
                                                    (Class A)                     (Class A)                      (Class A)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options       277,248             --        315,593             --      1,419,438             --
Accumulation units redeemed and
  transferred to other funding options .        (5,672)            --        (59,214)            --       (238,913)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       271,576             --        256,379             --      1,180,525             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                              MIST Pioneer Fund                 MIST Pioneer             MIST Pioneer Strategic
                                                  Subaccount              Mid-Cap Value Subaccount         Income Subaccount
                                                  (Class A)                      (Class A)                       (Class A)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options       190,553             --          6,375             --      5,669,362             --
Accumulation units redeemed and
  transferred to other funding options .        (4,148)            --             --             --     (5,111,400)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       186,405             --          6,375             --        557,962             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation Units
   for the years ended December 31, 2006 and 2005 -- (Continued)

                                            MIST Third Avenue Small Cap           MSF BlackRock                 MSF BlackRock
                                                  Value Subaccount              Aggressive Growth           Bond Income Subaccount
                                                      (Class B)                Subaccount (Class D)                (Class A)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options     1,620,233             --        425,397             --        942,099             --
Accumulation units redeemed and
  transferred to other funding options .      (240,577)            --        (41,155)            --       (112,149)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     1,379,656             --        384,242             --        829,950             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                 MSF BlackRock                   MSF BlackRock             MSF Capital Guardian
                                             Bond Income Subaccount        Money Market Subaccount        U.S. Equity Subaccount
                                                  (Class E)                       (Class A)                      (Class A)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options       674,845             --        922,772             --         41,092             --
Accumulation units redeemed and
  transferred to other funding options .      (148,374)            --       (647,356)            --             (2)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       526,471             --        275,416             --         41,090             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                               MSF MetLife
                                               MSF FI Large Cap             MSF FI Value Leaders          Aggressive Allocation
                                             Subaccount (Class A)           Subaccount (Class D)          Subaccount (Class B)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options       439,710             --      1,063,125             --         43,678             --
Accumulation units redeemed and
  transferred to other funding options .       (17,529)            --       (161,169)            --           (677)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       422,181             --        901,956             --         43,001             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                            MSF MetLife Conservative       MSF MetLife Conservative        MSF MetLife Moderate
                                              Allocation Subaccount         to Moderate Allocation         Allocation Subaccount
                                                    (Class B)                Subaccount (Class B)                (Class B)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options       102,290             --        181,605             --        399,407             --
Accumulation units redeemed and
  transferred to other funding options .           (30)            --         (8,672)            --        (29,374)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       102,260             --        172,933             --        370,033             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation Units
   for the years ended December 31, 2006 and 2005 -- (Continued)

                                              MSF MetLife Moderate
                                            to Aggressive Allocation        MSF MFS(R) Total Return       MSF MFS(R) Total Return
                                              Subaccount (Class B)           Subaccount (Class B)          Subaccount (Class F)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options        15,267             --        292,758             --      4,818,102             --
Accumulation units redeemed and
  transferred to other funding options .       (15,267)            --        (28,934)            --       (578,552)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........            --             --        263,824             --      4,239,550             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                              MSF Western Asset
                                                   MSF Oppenheimer              MSF T. Rowe Price           Management High Yield
                                                    Global Equity                Large Cap Growth              Bond Subaccount
                                                Subaccount (Class B)           Subaccount (Class B)                (Class A)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options     4,793,089             --        240,867             --        380,717             --
Accumulation units redeemed and
  transferred to other funding options .      (963,405)            --        (13,364)            --       (110,982)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     3,829,684             --        227,503             --        269,735             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                MSF Western Asset                                             Oppenheimer Main
                                            Management U.S. Government             Money Market             Street/VA Subaccount
                                               Subaccount (Class A)                Subaccount                 (Service Shares)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...            --             --        469,165      1,535,564         44,452         31,938
Accumulation units purchased and
  transferred from other funding options       192,471             --        813,034      2,005,315             --         13,187
Accumulation units redeemed and
  transferred to other funding options .       (18,674)            --     (1,282,199)    (3,071,714)       (44,452)          (673)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       173,797             --             --        469,165             --         44,452
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                 PIMCO VIT Real                PIMCO VIT Total                   Putnam VT
                                               Return Subaccount              Return Subaccount             International Equity
                                             (Administrative Class)         (Administrative Class)         Subaccount (Class IB)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...     1,774,050      2,246,522      5,098,825      5,090,980        122,792        160,721
Accumulation units purchased and
  transferred from other funding options       107,751        248,283        191,384        918,594         40,736          2,925
Accumulation units redeemed and
  transferred to other funding options .      (477,164)      (720,755)    (1,416,704)      (910,749)       (16,109)       (40,854)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     1,404,637      1,774,050      3,873,505      5,098,825        147,419        122,792
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation Units
   for the years ended December 31, 2006 and 2005 -- (Continued)

                                                   Putnam VT
                                           Small Cap Value Subaccount       Travelers AIM Capital         Travelers Convertible
                                                   (Class IB)               Appreciation Subaccount        Securities Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       519,826        432,020        294,365        220,234        501,263        633,619
Accumulation units purchased and
  transferred from other funding options        42,483        167,759            137        158,679          5,431         56,313
Accumulation units redeemed and
  transferred to other funding options .       (77,788)       (79,953)      (294,502)       (84,548)      (506,694)      (188,669)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       484,521        519,826             --        294,365             --        501,263
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                             Travelers Disciplined             Travelers Equity            Travelers Federated
                                            Mid Cap Stock Subaccount           Income Subaccount           High Yield Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       173,773        146,275      1,093,573        943,192        650,030        730,956
Accumulation units purchased and
  transferred from other funding options            42         41,313         35,249        172,013         19,193        162,944
Accumulation units redeemed and
  transferred to other funding options .      (173,815)       (13,815)    (1,128,822)       (21,632)      (669,223)      (243,870)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........            --        173,773             --      1,093,573             --        650,030
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                         Travelers Federated Stock          Travelers Large Cap      Travelers Managed Allocation
                                                 Subaccount                     Subaccount           Series: Aggressive Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...        11,329         14,842        297,179        295,945         40,085             --
Accumulation units purchased and
  transferred from other funding options            --            294         27,800         21,605             --         40,749
Accumulation units redeemed and
  transferred to other funding options .       (11,329)        (3,807)      (324,979)       (20,371)       (40,085)          (664)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........            --         11,329             --        297,179             --         40,085
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                           Travelers Managed
                                              Travelers Managed              Travelers Managed             Allocation Series:
                                              Allocation Series:             Allocation Series:          Moderate-Conservative
                                            Conservative Subaccount          Moderate Subaccount               Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...        62,967             --        266,677             --         59,941             --
Accumulation units purchased and
  transferred from other funding options        46,974         62,967             --        270,720         58,583         61,552
Accumulation units redeemed and
  transferred to other funding options .      (109,941)            --       (266,677)        (4,043)      (118,524)        (1,611)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........            --         62,967             --        266,677             --         59,941
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation Units
   for the years ended December 31, 2006 and 2005 -- (Continued)

                                             Travelers Managed         Travelers Mercury Large Cap     Travelers MFS(R) Mid Cap
                                             Income Subaccount               Core Subaccount              Growth Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       691,155        835,617      2,103,317      1,466,578        422,510        142,624
Accumulation units purchased and
  transferred from other funding options            --         57,751         35,071      1,032,286            216        376,876
Accumulation units redeemed and
  transferred to other funding options .      (691,155)      (202,213)    (2,138,388)      (395,547)      (422,726)       (96,990)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........            --        691,155             --      2,103,317             --        422,510
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                           Travelers MFS(R) Total         Travelers MFS(R) Value  Travelers Mondrian International
                                             Return Subaccount                 Subaccount                 Stock Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...     4,720,507      3,682,704        316,153         40,088        424,222        356,234
Accumulation units purchased and
  transferred from other funding options       134,876      1,341,497          4,765        424,528          1,261        141,847
Accumulation units redeemed and
  transferred to other funding options .    (4,855,383)      (303,694)      (320,918)      (148,463)      (425,483)       (73,859)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........            --      4,720,507             --        316,153             --        424,222
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                             Travelers Pioneer Fund       Travelers Pioneer Strategic     Travelers Quality Bond
                                                   Subaccount                  Income Subaccount                Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       144,661        251,044      5,507,949        272,540        982,833        897,025
Accumulation units purchased and
  transferred from other funding options        42,926         18,959         36,727      5,310,447         59,031        190,460
Accumulation units redeemed and
  transferred to other funding options .      (187,587)      (125,342)    (5,544,676)       (75,038)    (1,041,864)      (104,652)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........            --        144,661             --      5,507,949             --        982,833
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                           Travelers Strategic Equity      Travelers U.S. Government       Travelers Van Kampen
                                                    Subaccount               Securities Subaccount         Enterprise Subaccount
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       160,583        167,211        145,883         28,985         41,093         42,047
Accumulation units purchased and
  transferred from other funding options         5,619         18,906         14,321        121,136             --             --
Accumulation units redeemed and
  transferred to other funding options .      (166,202)       (25,534)      (160,204)        (4,238)       (41,093)          (954)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........            --        160,583             --        145,883             --         41,093
                                           ===========    ===========    ===========    ===========    ===========    ===========

                  NOTES TO FINANCIAL STATEMENTS -- (Concluded)

6. Schedules of Accumulation Units
   for the years ended December 31, 2006 and 2005 -- (Concluded)

                                            Van Kampen LIT Comstock       Van Kampen LIT Enterprise     Van Kampen LIT Strategic
                                             Subaccount (Class II)          Subaccount (Class II)      Growth Subaccount (Class I)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...     2,508,542      1,508,971        108,363        108,364        433,020        434,676
Accumulation units purchased and
  transferred from other funding options       112,739      1,318,404             --             --          5,240             --
Accumulation units redeemed and
  transferred to other funding options .      (533,664)      (318,833)            --             (1)      (340,154)        (1,656)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     2,087,617      2,508,542        108,363        108,363         98,106        433,020
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                             VIP Dynamic Capital
                                            VIP Contrafund(R) Subaccount   VIP Contrafund(R) Subaccount    Appreciation Subaccount
                                                 (Service Class 2)               (Service Class)              (Service Class 2)
                                           --------------------------    --------------------------    --------------------------
                                               2006           2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       755,015        517,143        391,154        344,371        129,181         76,706
Accumulation units purchased and
  transferred from other funding options       109,711        332,108         75,604         77,932         23,750         55,157
Accumulation units redeemed and
  transferred to other funding options .      (190,056)       (94,236)      (109,382)       (31,149)      (115,219)        (2,682)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       674,670        755,015        357,376        391,154         37,712        129,181
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                              VIP Mid Cap Subaccount
                                                 (Service Class 2)
                                           ----------------------------
                                                   2006            2005
                                           ------------    ------------
Accumulation units beginning of year ...        994,481         909,623
Accumulation units purchased and
  transferred from other funding options        199,304         359,476
Accumulation units redeemed and
  transferred to other funding options .       (417,409)       (274,618)
                                           ------------    ------------
Accumulation units end of year .........        776,376         994,481
                                           ============    ============

ITEM 8.  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

            INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES



                                                                          PAGE
                                                                          ----


Reports of Independent Registered Public Accounting Firm...............    F-1
Financial Statements as of December 31, 2006 (SUCCESSOR) and 2005
  (SUCCESSOR) and for the year ended December 31, 2006 (SUCCESSOR) and for the six months ended December 31, 2005 (SUCCESSOR) and June 30,
  2005 (PREDECESSOR) and for the year ended December 31, 2004
  (PREDECESSOR):
  Consolidated Balance Sheets..........................................    F-4
  Consolidated Statements of Income....................................    F-5
  Consolidated Statements of Stockholder's Equity......................    F-6
  Consolidated Statements of Cash Flows................................    F-7
  Notes to Consolidated Financial Statements...........................    F-8
Financial Statement Schedules as of December 31, 2006 (SUCCESSOR) and
  2005 (SUCCESSOR) and for the year ended December 31, 2006 (SUCCESSOR)
  and for the six months ended December 31, 2005 (SUCCESSOR) and June
  30, 2005 (PREDECESSOR) and for the year ended December 31, 2004
  (PREDECESSOR):
  Schedule I -- Consolidated Summary of Investments -- Other Than
     Investments in Related Parties....................................   F-58
  Schedule III -- Consolidated Supplementary Insurance Information.....   F-59
  Schedule IV -- Consolidated Reinsurance..............................   F-61

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of MetLife Life and Annuity Company of Connecticut:

     We have audited the accompanying consolidated balance sheets of MetLife Life and Annuity Company of Connecticut and its subsidiary (the "Company") (formerly known as "The Travelers Life and Annuity Company") as of December 31, 2006 and 2005 (SUCCESSOR), and the related consolidated statements of income, stockholder's equity, and cash flows for the year ended December 31, 2006 (SUCCESSOR) and the six months ended December 31, 2005 (SUCCESSOR) and June 30, 2005 (PREDECESSOR). Our audits also included the financial statement schedules as of December 31, 2006 and 2005 (SUCCESSOR), and for the year ended December 31, 2006 (SUCCESSOR) and the six months ended December 31, 2005 (SUCCESSOR) and June 30, 2005 (PREDECESSOR), listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits. The consolidated financial statements and financial statement schedules of the Company for the year ended December 31, 2004 (PREDECESSOR) were audited by other auditors whose report, dated March 28, 2005, expressed an unqualified opinion.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Life and Annuity Company of Connecticut and its subsidiary as of December 31, 2006 and 2005 (SUCCESSOR), and the results of their operations and their cash flows for the year ended December 31, 2006 (SUCCESSOR) and the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR), in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

     As described in Note 2 to the consolidated financial statements, the Company was acquired by MetLife, Inc. on July 1, 2005. As required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin Topic 5-J, Push Down Basis of Accounting Required in Certain Limited Circumstances, the purchase method of accounting was applied to the assets and liabilities of the Company, and such assets and liabilities were measured at their fair values as of the acquisition date in conformity with Statement of Financial Accounting Standards No. 141, Business Combinations. The accompanying consolidated financial statements for periods subsequent and prior to the acquisition date are labeled "SUCCESSOR" and "PREDECESSOR," respectively.

/s/ DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

New York, New York
March 6, 2007

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
MetLife Life and Annuity Company of Connecticut:

     We have audited the accompanying statements of income, stockholder's equity, and cash flows of MetLife Life and Annuity Company of Connecticut (formerly, The Travelers Life and Annuity Company) for the year ended December 31, 2004 (PREDECESSOR). These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

     We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the results of the operations, stockholder's equity and cash flows of MetLife Life and Annuity Company of Connecticut for the year ended December 31, 2004 in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
KPMG LLP
Hartford, Connecticut
March 28, 2005

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
MetLife Life and Annuity Company of Connecticut:

     Under date of March 28, 2005, we reported on the statements of income, stockholder's equity and cash flows of MetLife Life and Annuity Company of Connecticut (formerly, The Travelers Life and Annuity Company) for the year ended December 31, 2004 (PREDECESSOR) , which are included in the Form 10-K. In connection with our audit of the aforementioned financial statements, we also audited the related financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audit.

     In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP
KPMG LLP
Hartford, Connecticut
March 28, 2005

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2006 AND 2005

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)


                                                                      SUCCESSOR
                                                                  -----------------
                                                                    2006      2005
                                                                  -------   -------


ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $5,967 and $6,158,
     respectively)..............................................  $ 5,889   $ 6,055
  Equity securities available-for-sale, at estimated fair value
     (cost: $56 and $4, respectively)...........................       57         4
  Mortgage loans on real estate.................................      295       258
  Policy loans..................................................       55        37
  Real estate joint ventures held-for-investment................        2        --
  Other limited partnership interests...........................       68        73
  Short-term investments........................................       95        57
  Other invested assets.........................................      341       333
                                                                  -------   -------
     Total investments..........................................    6,802     6,817
Cash and cash equivalents.......................................      230       233
Accrued investment income.......................................       68        69
Premiums and other receivables..................................      289       201
Deferred policy acquisition costs and value of business
  acquired......................................................    1,712     1,777
Current income tax recoverable..................................       19        20
Deferred income tax assets......................................        8        90
Goodwill........................................................      239       243
Other assets....................................................       25        22
Separate account assets.........................................   12,246    12,179
                                                                  -------   -------
     Total assets...............................................  $21,638   $21,651
                                                                  =======   =======

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Future policy benefits........................................  $ 1,782   $ 1,740
  Policyholder account balances.................................    5,377     5,688
  Other policyholder funds......................................       79        68
  Payables for collateral under derivative transactions.........      102       108
  Other liabilities.............................................      119       132
  Separate account liabilities..................................   12,246    12,179
                                                                  -------   -------
     Total liabilities..........................................   19,705    19,915
                                                                  -------   -------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 10)
Stockholder's Equity:
  Common stock, par value $100 per share; 100,000 shares
     authorized, 30,000 shares issued and outstanding...........        3         3
  Additional paid-in capital....................................    1,730     1,725
  Retained earnings.............................................      230        50
  Accumulated other comprehensive income (loss).................      (30)      (42)
                                                                  -------   -------
     Total stockholder's equity.................................    1,933     1,736
                                                                  -------   -------
     Total liabilities and stockholder's equity.................  $21,638   $21,651
                                                                  =======   =======




          See accompanying notes to consolidated financial statements.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                        CONSOLIDATED STATEMENTS OF INCOME
                    FOR THE YEAR ENDED DECEMBER 31, 2006 AND
            THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                      AND THE YEAR ENDED DECEMBER 31, 2004

                                  (IN MILLIONS)


                                                SUCCESSOR                        PREDECESSOR
                                     -------------------------------   -------------------------------
                                      YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                     DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                     ------------   ----------------   ----------------   ------------
                                         2006             2005               2005             2004
                                     ------------   ----------------   ----------------   ------------


REVENUES
Premiums...........................      $ 43             $ 17               $ 20             $ 40
Universal life and investment-type
  product policy fees..............       483              233                221              371
Net investment income..............       361              167                223              389
Other revenues.....................        27               11                 12               19
Net investment gains (losses)......       (83)             (35)                (6)              17
                                         ----             ----               ----             ----
  Total revenues...................       831              393                470              836
                                         ----             ----               ----             ----
EXPENSES
Policyholder benefits and claims...       117               90                 49               85
Interest credited to policyholder
  account balances.................       154               76                126              241
Other expenses.....................       306              165                184              303
                                         ----             ----               ----             ----
  Total expenses...................       577              331                359              629
                                         ----             ----               ----             ----
Income before provision for income
  tax..............................       254               62                111              207
Provision for income tax...........        74               12                 35               49
                                         ----             ----               ----             ----
Net income.........................      $180             $ 50               $ 76             $158
                                         ====             ====               ====             ====




          See accompanying notes to consolidated financial statements.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
                    FOR THE YEAR ENDED DECEMBER 31, 2006 AND
            THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                      AND THE YEAR ENDED DECEMBER 31, 2004

                                  (IN MILLIONS)



                                                                          ACCUMULATED OTHER
                                                                            COMPREHENSIVE
                                                                            INCOME (LOSS)
                                                                          -----------------
                                                  ADDITIONAL                NET UNREALIZED
                                         COMMON     PAID-IN    RETAINED       INVESTMENT
                                          STOCK     CAPITAL    EARNINGS     GAINS (LOSSES)     TOTAL
                                         ------   ----------   --------   -----------------   ------

BALANCE AT JANUARY 1, 2004
  (PREDECESSOR)........................    $3       $  417       $ 764          $ 215         $1,399
Capital contributed by parent..........                400                                       400
Comprehensive income (loss):
  Net income...........................                            158                           158
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax......................                                            (5)            (5)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax..................                                             9              9
                                                                                              ------
     Other comprehensive income
       (loss)..........................                                                            4
                                                                                              ------
  Comprehensive income (loss)..........                                                          162
                                           --       ------       -----          -----         ------
BALANCE AT DECEMBER 31, 2004
  (PREDECESSOR)........................     3          817         922            219          1,961
Comprehensive income (loss):
  Net income...........................                             76                            76
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax......................                                            (2)            (2)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax..................                                            (5)            (5)
                                                                                              ------
     Other comprehensive income
       (loss)..........................                                                           (7)
                                                                                              ------
  Comprehensive income (loss)..........                                                           69
Assumption of liabilities by parent....                  4                                         4
                                           --       ------       -----          -----         ------
BALANCE AT JUNE 30, 2005
  (PREDECESSOR)........................     3          821         998            212          2,034
Effect of push down accounting of
  MetLife, Inc.'s purchase price on
  MetLife Life and Annuity Company of
  Connecticut's net assets acquired
  (see Note 2).........................              1,112        (998)          (212)           (98)
                                           --       ------       -----          -----         ------
BALANCE AT JULY 1, 2005 (SUCCESSOR)....     3        1,933          --             --          1,936
Comprehensive income (loss):
  Revisions of purchase price pushed
     down to MetLife Life and Annuity
     Company of Connecticut's net
     assets acquired (See Note 2)......               (208)                                     (208)
  Net income...........................                             50                            50
  Other comprehensive income (loss):
     Unrealized investment gains
       (losses), net of related offsets
       and income tax..................                                           (42)           (42)
                                                                                              ------
     Other comprehensive income
       (loss)..........................                                                          (42)
                                                                                              ------
  Comprehensive income (loss)..........                                                            8
                                           --       ------       -----          -----         ------
BALANCE AT DECEMBER 31, 2005
  (SUCCESSOR)..........................     3        1,725          50            (42)         1,736
Revisions of purchase price pushed down
  to MetLife Life and Annuity Company
  of Connecticut's net assets acquired
  (See Note 2).........................                  5                                         5
Comprehensive income (loss):
  Net income...........................                            180                           180
  Other comprehensive income (loss):
     Unrealized investment gains
       (losses), net of related offsets
       and income tax..................                                            12             12
                                                                                              ------
     Other comprehensive income
       (loss)..........................                                                           12
                                                                                              ------
  Comprehensive income (loss)..........                                                          192
                                           --       ------       -----          -----         ------
BALANCE AT DECEMBER 31, 2006
  (SUCCESSOR)..........................    $3       $1,730       $ 230          $ (30)        $1,933
                                           ==       ======       =====          =====         ======




          See accompanying notes to consolidated financial statements.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                    FOR THE YEAR ENDED DECEMBER 31, 2006 AND
            THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                      AND THE YEAR ENDED DECEMBER 31, 2004

                                  (IN MILLIONS)


                                                    SUCCESSOR                        PREDECESSOR
                                         -------------------------------   -------------------------------
                                          YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                         DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ------------   ----------------   ----------------   ------------
                                             2006             2005               2005             2004
                                         ------------   ----------------   ----------------   ------------


CASH FLOWS FROM OPERATING ACTIVITIES
Net income.............................     $   180          $    50                  $  76      $   158
Adjustments to reconcile net income to
  net cash provided by operating
  activities:
     Amortization of premiums and
       accretion of discounts
       associated with investments,
       net.............................           1               12                     (8)         (18)
     (Gains) losses from sales of
       investments, net................          83               35                      6          (17)
     Equity earnings of real estate
       joint ventures and other limited
       partnership interests...........          (6)              --                     --           --
     Interest credited to policyholder
       account balances................         154               76                    126          241
     Universal life and investment-type
       product policy fees.............        (483)            (233)                  (221)        (371)
     Change in accrued investment
       income..........................           1               11                     (4)          (7)
     Change in premiums and other
       receivables.....................         (83)             (81)                     2           --
     Change in deferred policy
       acquisition costs, net..........          53              (56)                   (90)        (243)
     Change in insurance-related
       liabilities.....................          17               49                    (15)         (49)
     Change in income tax payable......          74              (25)                  (242)         227
     Change in other assets............         191               90                     49           72
     Change in other liabilities.......         (44)              54                    (75)         (17)
     Other, net........................          (1)              (1)                    34          (21)
                                            -------          -------                  -----      -------
Net cash provided by (used in)
  operating activities.................         137              (19)                  (362)         (45)
                                            -------          -------                  -----      -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities.........       2,935            3,484                    521        1,305
     Equity securities.................           8               30                      8           19
     Mortgage loans on real estate.....          44               37                     18           59
     Real estate and real estate joint
       ventures........................           1               --                     17            9
     Other limited partnership
       interests.......................          24               17                     18           23
  Purchases of:
     Fixed maturity securities.........      (2,863)          (3,557)                  (448)      (2,156)
     Equity securities.................          (8)              --                     (1)         (30)
     Mortgage loans on real estate.....         (81)             (20)                   (75)        (136)
     Real estate and real estate joint
       ventures........................          (2)              --                     --           --
     Other limited partnership
       interests.......................         (17)             (11)                   (41)         (89)
  Net change in policy loans...........         (17)              (2)                    (4)          (5)
  Net change in short-term
     investments.......................         (37)             131                    135         (225)
  Net change in other invested assets..          30               20                     16           43
  Other, net...........................          --               --                      2           (1)
                                            -------          -------                  -----      -------
Net cash (used in) provided by
  investing activities.................          17              129                    166       (1,184)
                                            -------          -------                  -----      -------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits..........................         551              343                    476        1,023
     Withdrawals.......................        (684)            (290)                  (181)        (178)
  Net change in payables for collateral
     under derivative transactions.....          (6)              (2)                   (98)         (16)
  Financing element of certain
     derivative instruments............         (18)             (13)                    --           --
  Capital contribution from parent.....          --               --                     --          400
                                            -------          -------                  -----      -------
Net cash (used in) provided by
  financing activities.................        (157)              38                    197        1,229
                                            -------          -------                  -----      -------
Change in cash and cash equivalents....          (3)             148                      1           --
Cash and cash equivalents, beginning of
  period...............................         233               85                      1            1
                                            -------          -------                  -----      -------
CASH AND CASH EQUIVALENTS, END OF
  PERIOD...............................     $   230          $   233                  $   2      $     1
                                            =======          =======                  =====      =======
Supplemental disclosures of cash flow
  information:
     Income tax paid (received)........     $    --          $    37                  $ 277      $  (179)
                                            =======          =======                  =====      =======
Non-cash transactions during the
  period:
  Assumption of liabilities by MetLife
     Insurance Company of Connecticut..     $    --          $    --                  $   4      $    --
                                            =======          =======                  =====      =======
  Contribution of goodwill from
     MetLife, Inc. ....................     $    (4)         $    --                  $  --      $    --
                                            =======          =======                  =====      =======
See Note 2 for purchase accounting
  adjustments.



          See accompanying notes to consolidated financial statements.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     "MLAC" or the "Company" refers to MetLife Life and Annuity Company of Connecticut (formerly, The Travelers Life and Annuity Company), a Connecticut corporation incorporated in 1973, and its subsidiary. MLAC is a wholly-owned subsidiary of MetLife Insurance Company of Connecticut ("MICC," formerly The Travelers Insurance Company). MICC is a subsidiary of MetLife, Inc. ("MetLife"). The Company's core offerings include universal and variable life insurance, fixed and variable deferred annuities, structured settlements and payout annuities.

     On July 1, 2005 ("Acquisition Date"), the Company became a subsidiary of MetLife. The Company and its parent, including substantially all of Citigroup Inc's ("Citigroup") international insurance businesses, excluding Primerica Life Insurance Company and its subsidiaries ("Primerica") (collectively, "Travelers"), were acquired by MetLife from Citigroup (the "Acquisition") for $12.1 billion. See Note 2 for further information on the Acquisition.

     The Company currently operates as a single segment and, as such, financial results are prepared and reviewed by management as a single operating segment. The Company continually evaluates its operating activities and the method utilized by management to evaluate the performance of such activities and will report on a segment basis when appropriate to do so.

     On February 14, 2006, a Certificate of Amendment was filed with the State of Connecticut Office of the Secretary of the State changing the name of The Travelers Life and Annuity Company to MetLife Life and Annuity Company of Connecticut, effective May 1, 2006.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of
i) the Company and its subsidiary and ii) partnerships and joint ventures in which the Company has control. Assets, liabilities, revenues and expenses of the Company's general account for 2005 and 2004 include amounts related to certain separate accounts previously reported in separate account assets and liabilities. See "Adoption of New Accounting Pronouncements." Intercompany accounts and transactions have been eliminated.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint ventures and partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures and partnership's operations.

     Certain amounts in the prior year periods' consolidated financial statements have been reclassified to conform with the 2006 presentation.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining:

        (i) the fair value of investments in the absence of quoted market values;

       (ii) investment impairments;

      (iii) the recognition of income on certain investments;

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       (iv) the application of the consolidation rules to certain investments;

        (v) fair value of and accounting for derivatives;

       (vi) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of value of business acquired ("VOBA");

      (vii) the measurement of goodwill and related impairment, if any;

     (viii) the liability for future policyholder benefits;

       (ix) accounting for income taxes and the valuation of deferred income tax assets;

        (x) accounting for reinsurance transactions; and

       (xi) the liability for litigation and regulatory matters.

     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. The application of purchase accounting requires the use of estimation techniques in determining the fair value of the assets acquired and liabilities assumed -- the most significant of which relate to the aforementioned critical estimates. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Investments

     The Company's principal investments are in fixed maturity and equity securities, policy loans, mortgage loans on real estate, real estate joint ventures and other limited partnership interests, short-term investments and other invested assets. The accounting policies related to each are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale, and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded as part of net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are obtained from broker-dealer survey values or internal estimates. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


          The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 3);
     (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Mortgage Loans on Real Estate. Mortgage loans on real estate are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or the loan's market value if the loan is being sold. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest, or more than a minor influence over the joint ventures and partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures and the partnership's operations. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and limited partnerships for impairments. For its cost method investments it follows an impairment analysis which is similar to the process followed for its fixed maturity and equity securities as described previously. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an other-than-temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its fair value.

          Prior to the Acquisition, the Company used the equity method of accounting for all real estate joint ventures and other limited partnership interests in which it had an ownership interest but did not control, including those in which it had a minor equity investment or virtually no influence over operations.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates fair value.

          Other Invested Assets. Other invested assets consist primarily of stand-alone derivatives with positive fair values.

          Estimates and Uncertainties. The Company's investments are exposed to three primary sources of risk: credit, interest rate and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the recognition of impairments, the recognition of income on certain investments; and the determination of fair values.

          The determination of the amount of allowances and impairments, as applicable, are described above by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

          The recognition of income on certain investments (e.g. loan-backed securities including mortgage-backed and asset-backed securities, certain investment transactions, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

          The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and
     (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate,

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



     maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

          Additionally, when the Company enters into certain real estate joint ventures and other limited partnerships for which the Company may be deemed to be the primary beneficiary under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of ARB No. 51, it may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

          The use of different methodologies and assumptions as to the timing and amount of impairments, recognition of income and the determination of the fair value of investments may have a material effect on the amounts presented within the consolidated financial statements.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial instruments. To a lesser extent, the Company uses credit derivatives to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. The determination of fair value, when quoted market values are not available, is based on valuation methodologies and assumptions deemed appropriate under the circumstances. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. Such assumptions include estimates of volatility, interest rates, foreign currency exchange rates, other financial indices and credit ratings. Essential to the analysis of the fair value is a risk of counterparty default. The use of different assumptions may have a material effect on the estimated derivative fair value amounts as well as the amount of reported net income.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting pursuant to Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), as amended changes in the fair value of the derivative are reported in net investment gains (losses). The fluctuations in fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either: (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments and measurement of hedge effectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the consolidated financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholders' equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated under SFAS 133. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at fair value in the consolidated financial statements and that their related changes in fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issue expenses. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC related to internally replaced contracts are generally expensed at the date of replacement.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC and VOBA related to non-participating traditional contracts (term insurance and non-participating whole life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, persistency, and investment returns at policy

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



issuance, or policy acquisition as it relates to VOBA, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple and discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance and traditional annuities. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of future benefit payments and related expenses less the present value of future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. The interest rates for future policy benefit liabilities on non-participating traditional life insurance is 4%.

     Future policy benefit liabilities for individual annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 3% to 6%.

     The Company establishes future policy benefit liabilities for minimum death benefit guarantees relating to certain annuity contracts and secondary guarantees relating to certain life policies as follows:

     - Annuity guaranteed death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



       The assumptions used in estimating the secondary and paid up guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company establishes policyholder account balances ("PAB") for guaranteed minimum benefit riders relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefit riders ("GMAB") provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - For both GMWB and GMAB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     - The fair values of the GMWB and GMAB riders are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits (at inception). The changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. These riders may be more costly than expected in volatile or declining markets, causing an increase to liabilities for future policy benefits, negatively affecting net income.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     PABs relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase. PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 0.5% to 12% less expenses, mortality charges, and withdrawals; and (iii) fair value purchase accounting adjustments relating to the Acquisition.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Other Policyholder Funds

     Other policyholder funds include policy and contract claims and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of amounts assessed against PABs for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related PABs.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Other Revenues

     Other revenues include advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Income Taxes

     The Company files a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code").

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred income tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     For U.S. federal income tax purposes, an election in 2005 under Internal Revenue Code Section 338 was made by the Company's ultimate parent, MetLife. As a result of this election, the tax basis in the acquired assets and

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



liabilities was adjusted as of the acquisition date and the related deferred income tax asset established for the taxable difference from the book basis.

     The realization of deferred income tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

     (i) future taxable income exclusive of reversing temporary differences and carryforwards;

     (ii)  future reversals of existing taxable temporary differences;

     (iii) taxable income in prior carryback years; and

     (iv)  tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities or when estimates used in determining valuation allowances on deferred income tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events such as changes in tax legislation could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance transactions as a purchaser of reinsurance for its insurance products.

     For each of its reinsurance contracts, the Company determines if the contract provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid, and the liabilities ceded related to the underlying contracts is considered the net cost of reinsurance at the inception of the contract. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid on the reinsurance of in-force blocks, as well as amounts paid related to new business are recorded as ceded premiums and ceded future policy benefit liabilities are established.

     The assumptions used to account for long-duration reinsurance contracts are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance contracts are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



contracts with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance contract.

     Premiums, fees and policyholder benefits and claims are net of reinsurance ceded.

     If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract as a deposit, net of related expenses. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenue or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenue or other expenses, as appropriate.

     Amounts received from reinsurers for policy administration are reported in other revenues.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if: (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder.

     The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

  Litigation Contingencies

     The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Derivative Financial Instruments

     The Company has adopted guidance relating to derivative financial instruments as follows:

     - Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:

       (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;

       (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;

       (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

       (iv) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.

     The adoption of SFAS 155 did not have a material impact on the Company's consolidated financial statements.

     - Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's consolidated financial statements.

     - Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's consolidated financial statements.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Other Pronouncements

     Effective November 15, 2006, the Company adopted U.S. Securities and Exchange Commission ("SEC") Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the Emerging Issues Task Force ("EITF") reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. For all other limited partnerships, EITF 04-5 required adoption by January 1, 2006 through a cumulative effect of a change in accounting principle recorded in opening equity or applied retrospectively by adjusting prior period financial statements. The adoption of the provisions of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") No. FAS 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. The adoption of FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



     In June 2005, the FASB completed its review of EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to- maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements, and has provided the required disclosures.

     Effective July 1, 2004, the Company adopted EITF Issue No. 03-16, Accounting for Investments in Limited Liability Companies ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2004, the Company adopted Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1"), as interpreted by a Technical Practice Aid ("TPA") issued by the American Institute of Certified Public Accountants ("AICPA") and FSP No. FAS 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability. SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

     In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits all entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to report related unrealized gains and losses in earnings. The fair value option will generally be applied on an instrument-by-instrument basis and is generally an irrevocable election. SFAS 159 is effective for fiscal years beginning after November 15, 2007. The Company is evaluating which eligible financial instruments, if any, it will elect to account for at fair value under SFAS 159 and the related impact on the Company's consolidated financial statements.

     In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value in GAAP and requires enhanced disclosures about fair value measurements. SFAS 157 does not require any new fair value measurements. The pronouncement is effective for fiscal years beginning after November 15, 2007. The guidance in SFAS 157 will be applied prospectively with the exception of:
(i) block discounts of financial instruments; and (ii) certain financial and hybrid instruments measured at initial recognition under SFAS 133 which are to be applied retrospectively as of the beginning of initial adoption (a limited form of retrospective application). The Company is currently evaluating the impact of SFAS 157 on the Company's consolidated financial statements. Implementation of SFAS 157 will require additional disclosures in the Company's consolidated financial statements.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



     In June 2006, the FASB issued FIN No. 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. FIN 48 will also require significant additional disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006. Based upon the Company's evaluation work completed to date, the Company expects to recognize a reduction to the January 1, 2007 balance of retained earnings of less than $1 million.

     In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. SFAS 156 will be applied prospectively and is effective for fiscal years beginning after September 15, 2006. The Company does not expect SFAS 156 to have a material impact on the Company's consolidated financial statements.

     In September 2005, the AICPA issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Under SOP 05-1, modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. It is effective for internal replacements occurring in fiscal years beginning after December 15, 2006.

     In addition, in February 2007 related TPAs were issued by the AICPA to provide further clarification of SOP 05-1. The TPAs are effective concurrently with the adoption of the SOP. Based on the Company's interpretation of SOP 05-1 and related TPAs, the adoption of SOP 05-1 is not expected to have a material impact on the Company's financial statements.

2. ACQUISITION OF THE TRAVELERS INSURANCE COMPANY BY METLIFE, INC. FROM CITIGROUP INC.

     On the Acquisition Date, MetLife Life and Annuity Company of Connecticut, and other affiliated entities, including the Company's parent, MetLife Insurance Company of Connecticut, and substantially all of Citigroup Inc.'s international insurance businesses, excluding Primerica Life Insurance Company and its subsidiaries, were acquired by MetLife from Citigroup for $12.1 billion. The accounting policies of the Company were conformed to those of MetLife upon the Acquisition. The total consideration paid by MetLife for the purchase consisted of $11.0 billion in cash and 22,436,617 shares of MetLife's common stock with a market value of $1.0 billion to Citigroup and $100 million in other transaction costs.

     In accordance with FASB SFAS No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets, the Acquisition was accounted for by MetLife using the purchase method of accounting, which requires that the assets and liabilities of the Company be identified and measured at their fair value as of the acquisition date. As required by the SEC SAB Topic 5-J, Push Down Basis of Accounting Required in Certain Limited Circumstances, the purchase method of accounting applied by MetLife to the acquired assets and liabilities associated with the Company has been "pushed down" to the consolidated financial statements of the Company,

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



thereby establishing a new basis of accounting. This new basis of accounting is referred to as the "successor basis," while the historical basis of accounting is referred to as the "predecessor basis." Financial statements included herein for periods prior and subsequent to the Acquisition Date are labeled "predecessor" and "successor," respectively.

  Final Purchase Price Allocation and Goodwill

     The purchase price has been allocated to the assets acquired and liabilities assumed using management's best estimate of their fair values as of the acquisition date. The computation of the purchase price and the allocation of the purchase price to the net assets acquired based upon their respective fair values as of July 1, 2005, and the resulting goodwill, as revised, are presented below.

     Based upon MetLife's method of allocating the purchase price to the entities acquired, the purchase price attributed to the Company increased by $5 million. The increase in purchase price was a result of additional consideration paid in 2006 by MetLife to Citigroup of $115 million and an increase in transaction costs of $3 million, offset by a $4 million reduction in restructuring costs for a total purchase price increase of $114 million.

     The allocation of purchase price was updated as a result of the additional purchase price attributed to the Company of $5 million, an increase of $11 million in the value of the future policy benefit liabilities resulting from the finalization of the evaluation of the Travelers underwriting criteria, an increase of $6 million in other invested assets, an increase of $3 million in other assets and a decrease of $14 million in other liabilities due to the receipt of additional information, all resulting in a net impact of the aforementioned adjustments decreasing deferred income tax assets by $3 million. Goodwill decreased by $4 million as a consequence of such revisions to the purchase price and the purchase price allocation.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



                                                               SUCCESSOR
                                                           -----------------
                                                             AS OF JULY 1,
                                                                  2005
                                                           -----------------
                                                             (IN MILLIONS)



TOTAL PURCHASE PRICE:....................................            $12,084
  Purchase price attributed to other affiliates..........             10,351
                                                                     -------
  Purchase price attributed to the Company...............              1,733
NET ASSETS ACQUIRED PRIOR TO PURCHASE ACCOUNTING
  ADJUSTMENTS............................................  $ 2,034
ADJUSTMENTS TO REFLECT ASSETS ACQUIRED AT FAIR VALUE:
  Fixed maturity securities available-for-sale...........       (4)
  Mortgage loans on real estate..........................        7
  Real estate and real estate joint ventures held-for-
     investment..........................................       (1)
  Other limited partnership interests....................        3
  Other invested assets..................................       (4)
  Premiums and other receivables.........................      (47)
  Elimination of historical deferred policy acquisition
     costs...............................................   (1,622)
  Value of business acquired.............................    1,676
  Value of distribution agreements acquired..............        8
  Net deferred income tax asset..........................      258
  Other assets...........................................        8
ADJUSTMENTS TO REFLECT LIABILITIES ASSUMED AT FAIR VALUE:
  Future policy benefits.................................     (303)
  Policyholder account balances..........................     (464)
  Other liabilities......................................      (55)
                                                           -------
NET FAIR VALUE OF ASSETS ACQUIRED AND LIABILITIES
  ASSUMED................................................              1,494
                                                                     -------
GOODWILL RESULTING FROM THE ACQUISITION..................            $   239
                                                                     =======



     The entire amount of goodwill is expected to be deductible for income tax purposes.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  CONDENSED STATEMENT OF NET ASSETS ACQUIRED

     The condensed statement of net assets acquired reflects the fair value of the Company's net assets as follows:


                                                                  SUCCESSOR
                                                             ------------------
                                                             AS OF JULY 1, 2005
                                                             ------------------
                                                                (IN MILLIONS)


ASSETS:
  Fixed maturity securities available-for-sale.............        $ 6,135
  Equity securities available-for-sale.....................             35
  Mortgage loans on real estate............................            277
  Policy loans.............................................             36
  Other limited partnership interests......................             80
  Short-term investments...................................            188
  Other invested assets....................................            338
                                                                   -------
     Total investments.....................................          7,089
  Cash and cash equivalents................................             85
  Accrued investment income................................             80
  Premiums and other receivables...........................            175
  Value of business acquired...............................          1,676
  Goodwill.................................................            239
  Other intangible assets..................................              8
  Deferred income tax asset................................             97
  Other assets.............................................              9
  Separate account assets..................................         11,617
                                                                   -------
     Total assets acquired.................................         21,075
                                                                   -------

LIABILITIES:
  Future policy benefits...................................          1,739
  Policyholder account balances............................          5,684
  Other policyholder funds.................................             15
  Current income tax payable...............................             37
  Other liabilities........................................            250
  Separate account liabilities.............................         11,617
                                                                   -------
     Total liabilities assumed.............................         19,342
                                                                   -------
     Net assets acquired...................................        $ 1,733
                                                                   =======



  Other Intangible Assets

     VOBA reflects the estimated fair value of in-force contracts acquired and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts in-force at the Acquisition Date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



may vary from these projections. If estimated gross profits or premiums differ from expectations, the amortization of VOBA is adjusted to reflect actual experience.

     The value of the other identifiable intangibles reflects the estimated fair value of the Company's distribution agreements acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreements. If actual experience under the distribution agreements differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of VOBA, as well as the other identifiable intangible assets. In selecting the appropriate discount rates, management considered its weighted average cost of capital, as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value these intangible assets.

     The fair values of business acquired and distribution agreements acquired are as follows:


                                                      SUCCESSOR
                                                    -------------   WEIGHTED AVERAGE
                                                    AS OF JULY 1,     AMORTIZATION
                                                         2005            PERIOD
                                                    -------------   ----------------
                                                    (IN MILLIONS)      (IN YEARS)


Value of business acquired........................      $1,676             16
Value of distribution agreements acquired.........           8             16
                                                        ------
  Total value of intangible assets acquired,
     excluding goodwill...........................      $1,684             16
                                                        ======


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


3.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturity and equity securities, the percentage that each sector represents by the total fixed maturity securities holdings and by the total equity securities holdings at:


                                                            SUCCESSOR
                                     ------------------------------------------------------
                                                        DECEMBER 31, 2006
                                     ------------------------------------------------------
                                                        GROSS
                                      COST OR         UNREALIZED
                                     AMORTIZED     ---------------      ESTIMATED      % OF
                                        COST       GAIN       LOSS     FAIR VALUE     TOTAL
                                     ---------     ----       ----     ----------     -----
                                                          (IN MILLIONS)


U.S. corporate securities..........    $2,542       $18       $ 62       $2,498        42.4%
Foreign corporate securities.......       892         5         21          876        14.9
U.S. Treasury/agency securities....       801         2         20          783        13.3
Commercial mortgage-backed
  securities.......................       736         4          6          734        12.5
Residential mortgage-backed
  securities.......................       734        10          5          739        12.5
Asset-backed securities............       102        --          2          100         1.7
State and political subdivision
  securities.......................        91         1          6           86         1.5
Foreign government securities......        69         5          1           73         1.2
                                       ------       ---       ----       ------       -----
  Total fixed maturity securities..    $5,967       $45       $123       $5,889       100.0%
                                       ======       ===       ====       ======       =====
Nonredeemable preferred stock......    $   55       $ 2       $  1       $   56        98.2%
Common stock.......................         1        --         --            1         1.8
                                       ------       ---       ----       ------       -----
  Total equity securities..........    $   56       $ 2       $  1       $   57       100.0%
                                       ======       ===       ====       ======       =====





                                                            SUCCESSOR
                                     ------------------------------------------------------
                                                        DECEMBER 31, 2005
                                     ------------------------------------------------------
                                                        GROSS
                                      COST OR         UNREALIZED
                                     AMORTIZED     ---------------      ESTIMATED      % OF
                                        COST       GAIN       LOSS     FAIR VALUE     TOTAL
                                     ---------     ----       ----     ----------     -----
                                                          (IN MILLIONS)


U.S. corporate securities..........    $2,811       $ 6       $ 70       $2,747        45.4%
Foreign corporate securities.......       562         4         16          550         9.1
U.S. Treasury/agency securities....       793         4          6          791        13.0
Commercial mortgage-backed
  securities.......................       665         3          9          659        10.9
Residential mortgage-backed
  securities.......................     1,021         1         17        1,005        16.6
Asset-backed securities............       147        --          2          145         2.4
State and political subdivision
  securities.......................        84        --          3           81         1.3
Foreign government securities......        75         3          1           77         1.3
                                       ------       ---       ----       ------       -----
  Total fixed maturity securities..    $6,158       $21       $124       $6,055       100.0%
                                       ======       ===       ====       ======       =====
Nonredeemable preferred stock......    $    3       $--       $ --       $    3        75.0%
Common stock.......................         1         1          1            1        25.0
                                       ------       ---       ----       ------       -----
  Total equity securities..........    $    4       $ 1       $  1       $    4       100.0%
                                       ======       ===       ====       ======       =====


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     The Company held foreign currency derivatives with notional amounts of $11 million and $10 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2006 and 2005, respectively.

     Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

     The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $361 million and $395 million at December 31, 2006 and 2005, respectively. These securities had a net unrealized gain (loss) of ($2) million and ($10) million at December 31, 2006 and 2005, respectively. Non-income producing fixed maturity securities were $2 million at both December 31, 2006 and 2005. Unrealized gains (losses) associated with non-income producing fixed maturity securities were $2 million and ($3) million at December 31, 2006 and 2005, respectively.

     The cost or amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are shown below:


                                                             SUCCESSOR
                                          -----------------------------------------------
                                             DECEMBER 31, 2006        DECEMBER 31, 2005
                                          ----------------------   ----------------------
                                           COST OR                  COST OR
                                          AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                             COST     FAIR VALUE      COST     FAIR VALUE
                                          ---------   ----------   ---------   ----------
                                                           (IN MILLIONS)


Due in one year or less.................    $  362      $  361       $  347      $  346
Due after one year through five years...       948         931        1,192       1,171
Due after five years through ten years..     1,273       1,242        1,577       1,534
Due after ten years.....................     1,812       1,782        1,209       1,195
                                            ------      ------       ------      ------
  Subtotal..............................     4,395       4,316        4,325       4,246
Mortgage-backed and other asset-backed
  securities............................     1,572       1,573        1,833       1,809
                                            ------      ------       ------      ------
  Total fixed maturities................    $5,967      $5,889       $6,158      $6,055
                                            ======      ======       ======      ======



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     Sales or disposals of fixed maturity and equity securities classified as available-for-sale are as follows:


                                          SUCCESSOR                        PREDECESSOR
                               -------------------------------   -------------------------------
                                YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                               DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                               ------------   ----------------   ----------------   ------------
                                   2006             2005               2005             2004
                               ------------   ----------------   ----------------   ------------
                                                         (IN MILLIONS)


Proceeds.....................     $2,503           $3,351              $212             $820
Gross investment gains.......     $    5           $    3              $  9             $ 25
Gross investment losses......     $  (70)          $  (54)             $(12)            $(25)

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following table presents the estimated fair values and gross unrealized loss of the Company's fixed maturity securities (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:


                                                                      SUCCESSOR
                                -------------------------------------------------------------------------------------
                                                                  DECEMBER 31, 2006
                                -------------------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                    LESS THAN 12 MONTHS             THAN 12 MONTHS                   TOTAL
                                ---------------------------  ---------------------------  ---------------------------
                                 ESTIMATED       GROSS        ESTIMATED       GROSS        ESTIMATED       GROSS
                                FAIR VALUE  UNREALIZED LOSS  FAIR VALUE  UNREALIZED LOSS  FAIR VALUE  UNREALIZED LOSS
                                ----------  ---------------  ----------  ---------------  ----------  ---------------
                                                      (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


U.S. corporate securities.....    $1,330          $40           $500           $22          $1,830          $ 62
Foreign corporate securities..       462           13            174             8             636            21
U.S. Treasury/agency
  securities..................       474           17             51             3             525            20
Commercial mortgage-backed
  securities..................       304            2            109             4             413             6
Residential mortgage-backed
  securities..................       307            4             59             1             366             5
Asset-backed securities.......        45           --             22             2              67             2
State and political
  subdivision securities......        21            3             54             3              75             6
Foreign government
  securities..................        13            1             12            --              25             1
                                  ------          ---           ----           ---          ------          ----
  Total fixed maturity
     securities...............    $2,956          $80           $981           $43          $3,937          $123
                                  ======          ===           ====           ===          ======          ====
Equity securities.............    $   37          $ 1           $  5           $--          $   42          $  1
                                  ======          ===           ====           ===          ======          ====
Total number of securities in
  an unrealized loss
  position....................       772                         430                         1,202
                                  ======                        ====                        ======



     All fixed maturity and equity securities in an unrealized loss position at December 31, 2005 had been in a continuous unrealized loss position for less than twelve months, as a new cost basis was established at the Acquisition Date. The number of securities in an unrealized loss position at December 31, 2005 was 1,504.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity securities and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:


                                                           SUCCESSOR
                                 ------------------------------------------------------------
                                                       DECEMBER 31, 2006
                                 ------------------------------------------------------------
                                       COST OR               GROSS               NUMBER
                                   AMORTIZED COST       UNREALIZED LOSS       OF SECURITIES
                                 ------------------   ------------------   ------------------
                                 LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                    20%       MORE       20%       MORE       20%       MORE
                                 ---------   ------   ---------   ------   ---------   ------
                                          (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


Less then six months...........    $2,763      $ 4       $ 66       $ 2        696        9
Six months or greater but less
  than nine months.............        16       --         --        --         24       --
Nine months or greater but less
  than twelve months...........       291       --         13        --         43       --
Twelve months or greater.......     1,029       --         43        --        430       --
                                   ------      ---       ----       ---      -----       --
  Total........................    $4,099      $ 4       $122       $ 2      1,193        9
                                   ======      ===       ====       ===      =====       ==





                                                           SUCCESSOR
                                 ------------------------------------------------------------
                                                       DECEMBER 31, 2005
                                 ------------------------------------------------------------
                                       COST OR               GROSS              NUMBER OF
                                   AMORTIZED COST       UNREALIZED LOSS        SECURITIES
                                 ------------------   ------------------   ------------------
                                 LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                    20%       MORE       20%       MORE       20%       MORE
                                 ---------   ------   ---------   ------   ---------   ------
                                          (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


Less than six months...........    $4,843      $14       $119       $6       1,480       24
                                   ------      ---       ----       --       -----       --
  Total........................    $4,843      $14       $119       $6       1,480       24
                                   ======      ===       ====       ==       =====       ==



     At December 31, 2006, $122 million of unrealized losses related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 3% of the cost or amortized cost of such securities. At December 31, 2005, $119 million of unrealized losses related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities.

     At December 31, 2006, $2 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 50% of the cost or amortized cost of such securities. Of such unrealized losses of $2 million, all related to securities that were in an unrealized loss position for a period of less than six months. At December 31, 2005, $6 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 43% of the cost or amortized cost of such securities. Of such unrealized losses of $6 million, all related to securities that were in an unrealized loss position for a period of less than six months.

     The Company held no fixed maturity securities and equity securities with a gross unrealized loss at December 31, 2006 of greater than $10 million.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     At December 31, 2006 and 2005, the Company had $124 million and $125 million, respectively, of gross unrealized loss related to its fixed maturity and equity securities. These securities are concentrated, calculated as a percentage of gross unrealized loss, as follows:


                                                                  SUCCESSOR
                                                                -------------
                                                                 DECEMBER 31,
                                                                -------------
                                                                2006     2005
                                                                ----     ----


SECTOR:
  U.S. corporate securities..................................     50%      56%
  Foreign corporate securities...............................     17       13
  U.S. Treasury/agency securities............................     16        5
  Commercial mortgage-backed securities......................      5        7
  Residential mortgage-backed securities.....................      4       14
  Other......................................................      8        5
                                                                 ---      ---
     Total...................................................    100%     100%
                                                                 ===      ===
INDUSTRY:
  Industrial.................................................     26%      21%
  Finance....................................................     20       17
  Government.................................................     17        5
  Utility....................................................     12        5
  Mortgage-backed............................................      9       21
  Consumer...................................................      2       11
  Other......................................................     14       20
                                                                 ---      ---
     Total...................................................    100%     100%
                                                                 ===      ===



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     Based upon the Company's current evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the holding period, and the Company's current intent and ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  ASSETS ON DEPOSIT

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $7 million and $5 million at December 31, 2006 and 2005, respectively, consisting primarily of fixed maturity and equity securities.

  MORTGAGE LOANS ON REAL ESTATE

     Mortgage loans on real estate are categorized as follows:


                                                             SUCCESSOR
                                                -----------------------------------
                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2006               2005
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------


Commercial mortgage loans.....................   $140       47%     $123       47%
Agricultural mortgage loans...................    155       53       136       53
                                                 ----      ---      ----      ---
  Total.......................................    295      100%      259      100%
                                                           ===                ===
Less: Valuation allowances....................     --                  1
                                                 ----               ----
Mortgage and consumer loans...................   $295               $258
                                                 ====               ====



     Mortgage loans are collateralized by properties located in the United States. At December 31, 2006, 19%, 18% and 8% of the value of the Company's mortgage loans on real estate were located in California, New York and Maryland, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

  REAL ESTATE JOINT VENTURES

     The Company held $2 million in real estate joint ventures held-for-investment at December 31, 2006. The Company did not hold any interest in real estate joint ventures at December 31, 2005. Both accumulated depreciation on real estate joint ventures and the related depreciation expense were less than $1 million at December 31, 2006.

     At December 31, 2006, 100% of the Company's real estate joint ventures were located in New York.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  NET INVESTMENT INCOME

     The components of net investment income are as follows:


                                             SUCCESSOR                        PREDECESSOR
                                  -------------------------------   -------------------------------
                                   YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                  DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                  ------------   ----------------   ----------------   ------------
                                      2006             2005               2005             2004
                                  ------------   ----------------   ----------------   ------------
                                                            (IN MILLIONS)


Fixed maturity securities......       $314             $155               $185             $341
Equity securities..............          1               --                 --                2
Mortgage loans on real estate..         16                8                  9               18
Policy loans...................          3               --                  1                1
Real estate joint ventures.....          1               --                 --               --
Other limited partnership
  interests....................         23                2                 27               28
Cash, cash equivalents and
  short-term investments.......         14                5                  4                5
                                      ----             ----               ----             ----
  Total investment income......        372              170                226              395
Less: Investment expenses......         11                3                  3                6
                                      ----             ----               ----             ----
  Net investment income........       $361             $167               $223             $389
                                      ====             ====               ====             ====



  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:


                                             SUCCESSOR                        PREDECESSOR
                                  -------------------------------   -------------------------------
                                   YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                  DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                  ------------   ----------------   ----------------   ------------
                                      2006             2005               2005             2004
                                  ------------   ----------------   ----------------   ------------
                                                            (IN MILLIONS)


Fixed maturity securities......       $(69)            $(51)               $(5)             $(6)
Equity securities..............         --               --                  2               (1)
Mortgage loans on real estate..          1               (1)                --               --
Real estate and real estate
  joint ventures...............         (3)              --                 --               --
Derivatives....................        (12)              20                 (3)              21
Other..........................         --               (3)                --                3
                                      ----             ----                ---              ---
  Net investment gains
     (losses)..................       $(83)            $(35)               $(6)             $17
                                      ====             ====                ===              ===



     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

     Losses from fixed maturity and equity securities deemed other-than-temporarily impaired, included within net investment gains (losses), were $4 million, $0, $0 and $7 million for the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, respectively.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows:


                                                SUCCESSOR                      PREDECESSOR
                                     ------------------------------  ------------------------------
                                      YEAR ENDED   SIX MONTHS ENDED  SIX MONTHS ENDED   YEAR ENDED
                                     DECEMBER 31,    DECEMBER 31,        JUNE 30,      DECEMBER 31,
                                     ------------  ----------------  ----------------  ------------
                                         2006            2005              2005            2004
                                     ------------  ----------------  ----------------  ------------
                                                              (IN MILLIONS)


Fixed maturity securities..........      $(78)           $(103)            $ 319           $ 332
Equity securities..................         1               --                 3               3
Derivatives........................        --               --                --               2
Other..............................        (2)              (6)                4              --
                                         ----            -----             -----           -----
  Subtotal.........................       (79)            (109)              326             337
Allocated amounts:
  DAC and VOBA.....................        33               45                --              --
Deferred income tax................        16               22              (114)           (118)
                                         ----            -----             -----           -----
     Net unrealized investment
       gains (losses)..............      $(30)           $ (42)            $ 212           $ 219
                                         ====            =====             =====           =====



     The changes in net unrealized investment gains (losses) are as follows:


                                                 SUCCESSOR                      PREDECESSOR
                                      ------------------------------  ------------------------------
                                       YEAR ENDED   SIX MONTHS ENDED  SIX MONTHS ENDED   YEAR ENDED
                                      DECEMBER 31,    DECEMBER 31,        JUNE 30,      DECEMBER 31,
                                      ------------  ----------------  ----------------  ------------
                                          2006            2005              2005            2004
                                      ------------  ----------------  ----------------  ------------
                                                               (IN MILLIONS)


Balance at end of previous of
  period............................      $(42)           $ 212             $219            $215
Effect of purchase accounting push
  down (See Note 2).................        --             (212)              --              --
                                          ----            -----             ----            ----
Balance at beginning of period......       (42)              --              219             215
                                          ----            -----             ----            ----
Unrealized investment gains (losses)
  during the period.................        30             (109)             (10)              6
Unrealized investment gains (losses)
  relating to:
  DAC and VOBA......................       (12)              45               --              --
  Deferred income tax...............        (6)              22                3              (2)
                                          ----            -----             ----            ----
Balance at end of period............      $(30)           $ (42)            $212            $219
                                          ====            =====             ====            ====
Net change in unrealized investment
  gains (losses)....................      $ 12            $ (42)            $ (7)           $  4
                                          ====            =====             ====            ====


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  VARIABLE INTEREST ENTITIES

     The following table presents the total assets of and maximum exposure to loss relating to variable interest entities for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:


                                                             SUCCESSOR (REVISED)
                                                          ------------------------
                                                              DECEMBER 31, 2005
                                                          ------------------------
                                                           NOT PRIMARY BENEFICIARY
                                                          ------------------------
                                                                         MAXIMUM
                                                            TOTAL      EXPOSURE TO
                                                          ASSETS(1)      LOSS(2)
                                                          ---------    -----------
                                                                (IN MILLIONS)

Other investments(3)...................................     $3,450         $25
                                                            ------         ---
  Total................................................     $3,450         $25
                                                            ======         ===



--------

   (1) The assets of the other limited partnerships are reflected at the carrying amounts at which such assets would have been reflected on the Company's consolidated balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

   (2) The maximum exposure to loss of the other limited partnerships is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners.

   (3) Other investments include investments in public and private debt and equity securities that are not asset-backed securitizations or collateralized debt obligations.

4.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     At the Acquisition Date, the Company's derivative positions which previously qualified for hedge accounting were dedesignated in accordance with SFAS 133. Such derivative positions were not redesignated in hedging relationships. Accordingly, all changes in such derivative fair values for the year ended December 31, 2006 and the six months ended December 31, 2005 are recorded in net investment gains (losses).

     The following table presents the notional amounts and current market or fair value of derivative financial instruments held at:


                                                              SUCCESSOR
                                  -----------------------------------------------------------------
                                         DECEMBER 31, 2006                 DECEMBER 31, 2005
                                  -------------------------------   -------------------------------
                                                CURRENT MARKET                    CURRENT MARKET
                                                 OR FAIR VALUE                     OR FAIR VALUE
                                  NOTIONAL   --------------------   NOTIONAL   --------------------
                                   AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                  --------   ------   -----------   --------   ------   -----------
                                                            (IN MILLIONS)


Interest rate swaps.............    $911      $266        $32        $1,069     $202        $ 2
Financial futures...............      26        --         --            64        1          1
Foreign currency swaps..........      32         1          9            31       --          7
Foreign currency forwards.......       4        --         --             8       --         --
Options.........................      --        53          5            --      115          3
Financial forwards..............      --        --          1            --       --          2
Credit default swaps............       4        --         --             4       --         --
                                    ----      ----        ---        ------     ----        ---
  Total.........................    $977      $320        $47        $1,176     $318        $15
                                    ====      ====        ===        ======     ====        ===


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     The above table does not include notional values for equity futures, equity financial forwards and equity options. At December 31, 2006 and 2005, the Company owned 156 and 413 equity futures contracts, respectively. Market values of equity futures are included in financial futures in the preceding table. At December 31, 2006 and 2005, the Company owned 18,000 and 36,500 equity financial forwards, respectively. Market values of equity financial forwards are included in financial forwards in the preceding table. At December 31, 2006 and 2005, the Company owned 742,550 and 1,058,300 equity options, respectively. Market values of equity options are included in options in the preceding table.

     The following table presents the notional amounts of derivative financial instruments by maturity at December 31, 2006:


                                                                    SUCCESSOR
                               -----------------------------------------------------------------------------------
                                                                  REMAINING LIFE
                               -----------------------------------------------------------------------------------
                                                    AFTER ONE YEAR      AFTER FIVE YEARS
                               ONE YEAR OR LESS   THROUGH FIVE YEARS   THROUGH TEN YEARS   AFTER TEN YEARS   TOTAL
                               ----------------   ------------------   -----------------   ---------------   -----
                                                                  (IN MILLIONS)


Interest rate swaps.........         $167                $352                 $392               $--          $911
Financial futures...........           26                  --                   --                --            26
Foreign currency swaps......           --                   8                   24                --            32
Foreign currency forwards...            4                  --                   --                --             4
Credit default swaps........           --                   1                    3                --             4
                                     ----                ----                 ----               ---          ----
  Total.....................         $197                $361                 $419               $--          $977
                                     ====                ====                 ====               ===          ====



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps and foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Equity index options are included in options in the preceding table.

     The Company enters into financial forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and usually a U.S. Treasury or Agency security.

  HEDGING

     The following table presents the notional amounts and fair value of derivatives by type of hedge designation at:


                                                              SUCCESSOR
                                  -----------------------------------------------------------------
                                         DECEMBER 31, 2006                 DECEMBER 31, 2005
                                  -------------------------------   -------------------------------
                                                  FAIR VALUE                        FAIR VALUE
                                  NOTIONAL   --------------------   NOTIONAL   --------------------
                                   AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                  --------   ------   -----------   --------   ------   -----------
                                                            (IN MILLIONS)


Non-qualifying..................    $977      $320        $47        $1,176     $318        $15
                                    ----      ----        ---        ------     ----        ---
  Total.........................    $977      $320        $47        $1,176     $318        $15
                                    ====      ====        ===        ======     ====        ===



     For the year ended December 31, 2006, the Company had $10 million in settlement payments related to non-qualifying derivatives included within net investment gains (losses).

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign-currency-denominated investments and liabilities; and (iii) interest rate futures to hedge against changes in value of fixed rate securities.

     The Company did not recognize any net investment gains (losses) representing the ineffective portion of all fair value hedges for the year ended December 31, 2006 and the six months ended December 31, 2005. The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:


                                                              PREDECESSOR
                                                    -------------------------------
                                                    SIX MONTHS ENDED    YEAR ENDED
                                                        JUNE 30,       DECEMBER 31,
                                                    ----------------   ------------
                                                          2005             2004
                                                    ----------------   ------------
                                                             (IN MILLIONS)


Changes in the fair value of derivatives..........         $--              $(3)
Changes in the fair value of the items hedged.....          (1)              (1)
                                                           ---              ---
Net ineffectiveness of fair value hedging
  activities......................................         $(1)             $(4)
                                                           ===              ===



     All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness, except for financial futures where the time value component of the derivative was excluded from the assessment of ineffectiveness. For the year ended December 31, 2006 and the six months ended December 31, 2005, there was no cost of carry for financial futures. For the six months ended June 30, 2005 and the year ended December 31, 2004, the cost of carry for financial futures was ($1) million and ($4) million, respectively.

     There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; and (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities.

     For the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, the Company recognized no net investment gains (losses) as the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. In certain instances, the Company may discontinue cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. For the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, there were no instances in which the Company discontinued cash flow hedges. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:


                                                               PREDECESSOR
                                                     ------------------------------
                                                     SIX MONTHS ENDED   YEAR ENDED
                                                         JUNE 30,      DECEMBER 31,
                                                     ----------------  ------------
                                                           2005            2004
                                                     ----------------  ------------
                                                              (IN MILLIONS)


Other comprehensive income balance at the beginning
  of the period....................................         $ 2            $ 10
Gains (losses) deferred in other comprehensive
  income (loss) on the effective portion of cash
  flow hedges......................................          (3)            (14)
Amounts reclassified to net investment income......           1               6
                                                            ---            ----
Other comprehensive income balance at the end of
  the period.......................................         $--            $  2
                                                            ===            ====



     The Company has not entered into any cash flow hedges since June 30, 2005.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps and interest rate futures to economically hedge its exposure to interest rate volatility; (ii) foreign currency forwards and swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to minimize its exposure to adverse movements in credit;
(iv) equity futures, equity index options, and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products;
(v) credit default swaps used to synthetically create investments; and (vi) financial forwards to buy and sell securities.

     Effective at the Acquisition Date, the Company's derivative positions which previously qualified for hedge accounting were dedesignated in accordance with SFAS 133. Such derivative positions were not redesignated and were included with the Company's other non-qualifying derivative positions from the Acquisition Date through December 31, 2006.

     For the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, the Company recognized as net investment gains (losses), excluding embedded derivatives, changes in fair value of ($72) million, ($14) million, $11 million and ($39) million, respectively, related to derivatives that do not qualify for hedge accounting.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives which are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed minimum withdrawal contracts and guaranteed minimum accumulation contracts. The fair value of the Company's embedded derivative assets was $25 million and $0 at December 31, 2006 and 2005, respectively. The fair value of the Company's embedded derivative liabilities was $0 and $22 million at December 31, 2006 and 2005, respectively. The amounts recorded and included in net investment gains (losses) for the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005, and during the year ended December 31, 2004 were gains (losses) of $46 million, $23 million, ($2) million, and $19 million, respectively.

  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2006 and 2005, the Company was obligated to return cash collateral under its control of $102 million and $108 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under derivative transactions in the consolidated balance sheets. As of December 31, 2006 and 2005, the Company had also accepted collateral consisting of various securities with a fair market value of $6 million and $22 million, respectively, which are held in separate custodial accounts. In addition, the Company has exchange traded futures, which require the pledging of collateral. As of both December 31, 2006 and 2005, the Company pledged collateral of $14 million, which is included in fixed maturity securities. The Company is permitted by contract to sell or repledge this collateral, but as of December 31, 2006 and 2005, none of the collateral had been sold or repledged.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


5.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:


                                                       DAC      VOBA     TOTAL
                                                     -------   ------   ------
                                                           (IN MILLIONS)


Balance at January 1, 2004 (PREDECESSOR)...........  $ 1,279   $   12   $1,291
  Capitalizations..................................      469       --      469
  Less: Amortization...............................      226        1      227
                                                     -------   ------   ------
Balance at December 31, 2004 (PREDECESSOR).........    1,522       11    1,533
  Capitalizations..................................      222       --      222
  Less: Amortization...............................      132        1      133
                                                     -------   ------   ------
Balance at June 30, 2005 (PREDECESSOR).............    1,612       10    1,622
                                                     -------   ------   ------
Effect of purchase accounting push down (See Note
  2)...............................................   (1,612)   1,666       54
                                                     -------   ------   ------
Balance at July 1, 2005 (SUCCESSOR)................       --    1,676    1,676
                                                     -------   ------   ------
  Capitalizations..................................      164       --      164
                                                     -------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses).................       (3)      (7)     (10)
     Unrealized investment gains (losses)..........      (17)     (28)     (45)
     Other expenses................................       12      106      118
                                                     -------   ------   ------
       Total amortization..........................       (8)      71       63
                                                     -------   ------   ------
Balance at December 31, 2005 (SUCCESSOR)...........      172    1,605    1,777
                                                     -------   ------   ------
  Capitalizations..................................      135       --      135
  Less: Amortization related to:
     Net investment gains (losses).................       (3)     (33)     (36)
     Unrealized investment gains (losses)..........        1       11       12
     Other expenses................................       53      171      224
                                                     -------   ------   ------
       Total amortization..........................       51      149      200
                                                     -------   ------   ------
Balance at December 31, 2006 (SUCCESSOR)...........  $   256   $1,456   $1,712
                                                     =======   ======   ======



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $188 million in 2007, $169 million in 2008, $156 million in 2009, $139 million in 2010 and $120 million in 2011.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


6.  GOODWILL

     Goodwill is the excess of cost over the fair value of net assets acquired. Information regarding goodwill is as follows:


                                                               SUCCESSOR
                                                              -----------
                                                                DECEMBER
                                                                  31,
                                                              -----------
                                                              2006   2005
                                                              ----   ----
                                                                  (IN
                                                               MILLIONS)


Balance at January 1,.......................................  $243   $ --
Effect of purchase accounting push down (See Note 2)........    (4)   243
                                                              ----   ----
Balance at December 31,.....................................  $239   $243
                                                              ====   ====



7.  INSURANCE

  VALUE OF DISTRIBUTION AGREEMENTS

     Information regarding the value of distribution agreements ("VODA"), which is reported in other assets, is as follows:


                                            SUCCESSOR                        PREDECESSOR
                                 -------------------------------   -------------------------------
                                  YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                 DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                 ------------   ----------------   ----------------   ------------
                                     2006             2005               2005             2004
                                 ------------   ----------------   ----------------   ------------
                                                           (IN MILLIONS)


Balance at beginning of
  period.......................       $ 8              $--                $--              $--
Effect of purchase accounting
  push down (See Note 2).......        --                8                 --               --
Amortization...................        (1)              --                 --               --
                                      ---              ---                ---              ---
Balance at end of period.......       $ 7              $ 8                $--              $--
                                      ===              ===                ===              ===



     The estimated future amortization expense allocated to other expenses for VODA is $1 million per year for each of the years from 2007 to 2011.

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:


                                            SUCCESSOR                        PREDECESSOR
                                 -------------------------------   -------------------------------
                                  YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                 DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                 ------------   ----------------   ----------------   ------------
                                     2006             2005               2005             2004
                                 ------------   ----------------   ----------------   ------------
                                                           (IN MILLIONS)


Balance at end of previous
  period.......................       $ 8             $ 36                $25              $--
Effect of purchase accounting
  push down (See Note 2).......        --              (36)                --               --
                                      ---             ----                ---              ---
Balance at beginning of
  period.......................         8               --                 25               --
Capitalization.................         9                8                 12               25
Amortization...................        (1)              --                 (1)              --
                                      ---             ----                ---              ---
Balance at end of period.......       $16             $  8                $36              $25
                                      ===             ====                ===              ===


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  SEPARATE ACCOUNTS

     Separate account assets and liabilities include pass-through separate accounts totaling $12.2 billion at both December 31, 2006 and 2005 for which the policyholder assumes all investment risk.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $246 million, $124 million, $95 million and $200 million for the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005, and the year ended December 31, 2004, respectively.

     For the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:


                                                              SUCCESSOR
                                                        ---------------------
                                                             DECEMBER 31,
                                                        ---------------------
                                                           2006        2005
                                                        ---------   ---------
                                                        IN THE EVENT OF DEATH
                                                        ---------------------
                                                            (IN MILLIONS)


ANNUITY CONTRACTS(1)
ANNIVERSARY CONTRACT VALUE OR MINIMUM RETURN
Separate account value................................  $  14,156   $  14,507
Net amount at risk(2).................................  $     440(3)$     569(3)
Average attained age of contractholders...............   64 years    63 years

                                                              SUCCESSOR
                                                        ---------------------
                                                             DECEMBER 31,
                                                        ---------------------
                                                           2006        2005
                                                        ---------   ---------
                                                         SECONDARY GUARANTEES
                                                        ---------------------
                                                            (IN MILLIONS)

UNIVERSAL AND VARIABLE LIFE CONTRACTS(1)
Account value (General and Separate account)..........  $   1,807   $   1,694
Net amount at risk(2).................................  $  21,459(3)$  21,719(3)
Average attained age of policyholders.................   59 years    57 years


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)




   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

     Liabilities incurred, relating to annuity contracts, for guaranteed death benefits were $1 million for the six months ended December 31, 2005. There were no guaranteed death benefits incurred for the six months ended June 30, 2005 or the year ended December 31, 2004. Liabilities incurred, relating to universal and variable life contracts, for secondary guarantees were $13 million for the year ended December 31, 2006, $4 million for each of the six months ended December 31, 2005 and June 30, 2005 and $1 million for the year ended December 31, 2004.

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:


                                                              SUCCESSOR
                                                          -----------------
                                                             DECEMBER 31,
                                                          -----------------
                                                            2006      2005
                                                          -------   -------
                                                            (IN MILLIONS)


Mutual Fund Groupings
  Equity................................................  $ 9,336   $ 9,055
  Bond..................................................      940     1,055
  Balanced..............................................    1,070     1,261
  Money Market..........................................      282       286
  Specialty.............................................      152       218
                                                          -------   -------
     Total..............................................  $11,780   $11,875
                                                          =======   =======



8.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. The Company has reinsured up to 90% of the mortality risk for all new individual life insurance policies. This practice was initiated by the Company for different products starting at various points in time between 1997 and 2002. On a case by case basis, the Company may retain up to $5 million per life on single life individual policies and reinsure 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

     In addition to reinsuring mortality risk, as described above, the Company reinsures other mortality and non-mortality risks, and specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     The Company reinsures the riders containing benefit guarantees related to variable annuities to affiliated and non-affiliated reinsurers. The Company reinsures its risk associated with the secondary death benefit guarantee rider on certain universal life contracts to an affiliate. See Note 14.

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:


                                          SUCCESSOR                        PREDECESSOR
                               -------------------------------   -------------------------------
                                YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                               DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                               ------------   ----------------   ----------------   ------------
                                   2006             2005               2005             2004
                               ------------   ----------------   ----------------   ------------
                                                         (IN MILLIONS)


Direct premiums..............      $ 79             $ 41               $ 39             $ 74
Reinsurance ceded............       (36)             (24)               (19)             (34)
                                   ----             ----               ----             ----
Net premiums earned..........      $ 43             $ 17               $ 20             $ 40
                                   ====             ====               ====             ====
Reinsurance recoverables
  netted against policyholder
  benefits and claims........      $169             $ 42               $ 61             $ 95
                                   ====             ====               ====             ====



     Reinsurance recoverables, included in premiums and other receivables, were $139 million and $77 million at December 31, 2006 and 2005, respectively. Reinsurance and ceded commissions payables, included in other liabilities, were $16 million and $12 million at December 31, 2006 and 2005, respectively.

     For the year ended December 31, 2006 and the six months ended December 31, 2005 and June 30, 2005, reinsurance ceded include affiliated transactions of $5 million, $2 million and $3 million, respectively. For the year ended December 31, 2004 there were no affiliated reinsurance transactions.

9.  INCOME TAX

     The provision for income tax from continuing operations is as follows:


                                          SUCCESSOR                        PREDECESSOR
                               -------------------------------   -------------------------------
                                YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                               DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                               ------------   ----------------   ----------------   ------------
                                   2006             2005               2005             2004
                               ------------   ----------------   ----------------   ------------
                                                         (IN MILLIONS)


Current Federal..............       $--             $(20)              $ 50             $ 96
Deferred Federal.............        74               32                (15)             (47)
                                    ---             ----               ----             ----
Provision for income tax.....       $74             $ 12               $ 35             $ 49
                                    ===             ====               ====             ====


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations is as follows:


                                          SUCCESSOR                        PREDECESSOR
                               -------------------------------   -------------------------------
                                YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                               DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                               ------------   ----------------   ----------------   ------------
                                   2006             2005               2005             2004
                               ------------   ----------------   ----------------   ------------
                                                         (IN MILLIONS)


Tax provision at U.S.
  statutory rate.............      $ 89             $ 22                $39             $ 72
Tax effect of:
  Tax exempt investment
     income..................       (15)             (10)                (4)             (15)
  Tax reserve release........        --               --                 --               (8)
                                   ----             ----                ---             ----
Provision for income tax.....      $ 74             $ 12                $35             $ 49
                                   ====             ====                ===             ====



     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:


                                                          SUCCESSOR
                                                    ---------------------
                                                         DECEMBER 31,
                                                    ---------------------
                                                       2006        2005
                                                    ----------   --------
                                                        (IN MILLIONS)


Deferred income tax assets:
  Benefit, reinsurance and other reserves.........     $ 487       $ 580
  Capital loss carryforwards......................        20          17
  Net unrealized investment losses................        16          22
  Other...........................................         8           8
                                                       -----       -----
                                                         531         627
                                                       -----       -----
Deferred income tax liabilities:
  DAC and VOBA....................................      (518)       (525)
  Investments.....................................        (5)        (12)
                                                       -----       -----
                                                        (523)       (537)
                                                       -----       -----
Net deferred income tax asset.....................     $   8       $  90
                                                       =====       =====



     At December 31, 2006, the Company has a net deferred income tax asset. If the Company determines that any of its deferred income tax assets will not result in future tax benefits, a valuation allowance must be established for the portion of these assets that are not expected to be realized. Based predominantly upon a review of the Company's anticipated future taxable income, but also including all other available evidence, both positive and negative, the Company's management concluded that it is "more likely than not" that the net deferred income tax assets will be realized.

     Capital loss carryforwards amount to $59 million at December 31, 2006 and will expire beginning in 2010.

     The Company files a consolidated tax return with its parent, MICC. Under the Tax Allocation Agreement, the federal income tax will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by the Tax Allocation Agreement.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


10.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

  CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company is a party to a number of legal actions and is and/or has been involved in regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. On a quarterly and yearly basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. Unless stated below, estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. The limitations of available data and uncertainty regarding numerous variables make it difficult to estimate liabilities. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2006. Furthermore, it is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

     Macomber, et al. v. Travelers Property Casualty Corp., et al. (Conn. Super. Ct., Hartford, filed April 7, 1999). An amended putative class action complaint was filed against the Company, Travelers Equity Sales, Inc. and certain former affiliates. The amended complaint alleges Travelers Property Casualty Corporation, a former MLAC affiliate, purchased structured settlement annuities from the Company and spent less on the purchase of those structured settlement annuities than agreed with claimants, and that commissions paid to brokers for the structured settlement annuities, including an affiliate of MLAC, were paid in part to Travelers Property Casualty Corporation. On May 26, 2004, the Connecticut Superior Court certified a nationwide class action involving the following claims against the Company: violation of the Connecticut Unfair Trade Practice Statute, unjust enrichment, and civil conspiracy. On June 15, 2004, the defendants appealed the class certification order. In March 2006, the Connecticut Supreme Court reversed the trial court's certification of a class. Plaintiff may seek to file another motion for class

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



certification. Defendants have moved for summary judgment. The Company is continuing to vigorously defend against the claims in this matter.

     Regulatory bodies have contacted the Company and have requested information relating to various regulatory issues regarding mutual funds and variable insurance products, including the marketing of such products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. The Company is fully cooperating with regard to these information requests and investigations. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's consolidated financial position.

     In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These may include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company or otherwise. Further, state insurance regulatory authorities and other federal and state authorities may make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's consolidated financial position or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments are as follows:


                                                                 SUCCESSOR
                                                               -------------
                                                                DECEMBER 31,
                                                               -------------
                                                               2006     2005
                                                               ----     ----
                                                               (IN MILLIONS)


Other Assets:
  Premium tax offset for future undiscounted assessments.....   $ 1      $1
  Premium tax offsets currently available for paid
     assessments.............................................    --       1
                                                                ---      --
                                                                $ 1      $2
                                                                ===      ==
Liability:
  Insolvency assessments.....................................   $ 1      $1
                                                                ===      ==



     Assessments levied against the Company were less than $1 million for the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


COMMITMENTS

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $46 million and $15 million at December 31, 2006 and 2005, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $60 million and $20 million at December 31, 2006 and 2005, respectively.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES

     The Company commits to lend funds under bank credit facilities. The amount of these unfunded commitments was $24 million at December 31, 2006. The Company did not have any unfunded commitments related to bank credit facilities at December 31, 2005.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     The Company's recorded liability at December 31, 2006 and 2005 for indemnities, guarantees and commitments is insignificant.

11.  EQUITY

  DIVIDEND RESTRICTIONS

     Under Connecticut State Insurance Law, the Company is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to its parent as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



immediately preceding calendar year. The Company will be permitted to pay a cash dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance (the "Commissioner") and the Commissioner does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. The Connecticut State Insurance Law requires prior approval for any dividends for a period of two years following a change in control. As a result of the acquisition on July 1, 2005, under Connecticut State Insurance Law all dividend payments by the Company through June 30, 2007 require prior approval of the Commissioner. The Company did not pay any dividends in 2006. However, since the Company's statutory unassigned funds surplus is negative, the Company cannot pay any dividends without prior approval of the Commissioner.

  CAPITAL CONTRIBUTIONS

     In 2005, the Company had an increase of $4 million in paid-in capital due to an assumption of all tax liabilities for potential audit liabilities for federal and state income taxes and other taxes with respect to pre-Acquisition tax periods. The Acquisition Agreement between MetLife and Citigroup, dated as of January 31, 2005, provides for an indemnification by Citigroup to MetLife for specified tax liabilities incurred prior to the Acquisition Date. During 2004, the Company received a capital contribution of $400 million from its parent, MICC.

  STATUTORY EQUITY AND INCOME

     The Connecticut Insurance Department (the "Department") imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. MetLife Annuity exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Department has adopted Codification, with certain modifications, for the preparation of statutory financial statements of insurance companies domiciled in Connecticut. Modifications by the Department may impact the effect of Codification on statutory capital and surplus of the Company.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant asset not admitted by the Company is the net deferred tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within a year.

     Further, statutory accounting principles do not give recognition to amounts "pushed down" as a result of the Acquisition.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     Statutory net income (loss) of MLAC, a Connecticut domiciled insurer, was $107 million, ($97) million and ($211) million for the years ended December 31, 2006, 2005 and 2004, respectively. Statutory capital and surplus, as filed with the Department, was $740 million and $765 million at December 31, 2006 and 2005, respectively.

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior period:


                                                    SUCCESSOR                      PREDECESSOR
                                         ------------------------------  ------------------------------
                                          YEAR ENDED   SIX MONTHS ENDED  SIX MONTHS ENDED   YEAR ENDED
                                         DECEMBER 31,    DECEMBER 31,        JUNE 30,      DECEMBER 31,
                                         ------------  ----------------  ----------------  ------------
                                             2006            2005              2005            2004
                                         ------------  ----------------  ----------------  ------------
                                                                  (IN MILLIONS)


Holding gains (losses) on investments
  arising
  during the period....................      $ 98            $(75)              $(5)           $ 18
Income tax effect of holding gains
  (losses).............................       (34)             26                 1              (6)
Reclassification adjustments:
  Recognized holding gains (losses)
     included in current period
     income............................       (68)            (46)                3               6
  Amortization of premiums and
     accretion
     of discounts associated with
     investments.......................        --              12                (8)            (18)
  Income tax effect of reclassification
     adjustments.......................        24              12                 2               4
Allocation of holding gains (losses) on
  investments relating to other
  policyholder amounts.................       (12)             45                --              --
Income tax effect of allocation of
  holding
  gains (losses) to other policyholder
  amounts..............................         4             (16)               --              --
                                             ----            ----               ---            ----
     Other comprehensive income
       (loss)..........................      $ 12            $(42)              $(7)           $  4
                                             ====            ====               ===            ====



12.  OTHER EXPENSES

     Information on other expenses is as follows:


                                                   SUCCESSOR                        PREDECESSOR
                                        -------------------------------   -------------------------------
                                         YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                        DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                        ------------   ----------------   ----------------   ------------
                                            2006             2005               2005             2004
                                        ------------   ----------------   ----------------   ------------
                                                                  (IN MILLIONS)


Compensation.........................       $  47            $  27              $  19            $  45
Commissions..........................         159              156                180              373
Amortization of DAC and VOBA.........         188              108                133              227
Capitalization of DAC................        (135)            (164)              (222)            (469)
Rent, net of sublease income.........           2                2                  1                4
Other................................          45               36                 73              123
                                            -----            -----              -----            -----
  Total other expenses...............       $ 306            $ 165              $ 184            $ 303
                                            =====            =====              =====            =====


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


13.  FAIR VALUE INFORMATION

     The estimated fair value of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments are as follows:


                                                                      SUCCESSOR
                                                         ----------------------------------
                                                         NOTIONAL    CARRYING     ESTIMATED
                                                          AMOUNT       VALUE     FAIR VALUE
                                                         --------    --------    ----------
                                                                    (IN MILLIONS)


DECEMBER 31, 2006
Assets:
  Fixed maturity securities............................               $5,889       $5,889
  Equity securities....................................               $   57       $   57
  Mortgage loans on real estate........................               $  295       $  289
  Policy loans.........................................               $   55       $   55
  Short-term investments...............................               $   95       $   95
  Cash and cash equivalents............................               $  230       $  230
  Accrued investment income............................               $   68       $   68
  Mortgage loan commitments............................     $60       $   --       $   --
  Commitments to fund bank credit facilities...........     $24       $   --       $   --
Liabilities:
  Policyholder account balances........................               $2,740       $2,457
  Payables for collateral under derivative
     transactions......................................               $  102       $  102




                                                                      SUCCESSOR
                                                         ----------------------------------
                                                         NOTIONAL    CARRYING     ESTIMATED
                                                          AMOUNT       VALUE     FAIR VALUE
                                                         --------    --------    ----------
                                                                    (IN MILLIONS)


DECEMBER 31, 2005
Assets:
  Fixed maturity securities............................               $6,055       $6,055
  Equity securities....................................               $    4       $    4
  Mortgage loans on real estate........................               $  258       $  258
  Policy loans.........................................               $   37       $   37
  Short-term investments...............................               $   57       $   57
  Cash and cash equivalents............................               $  233       $  233
  Accrued investment income............................               $   69       $   69
  Mortgage loan commitments............................     $20       $   --       $   --
Liabilities:
  Policyholder account balances........................               $3,185       $2,972
  Payables for collateral under derivative
     transactions......................................               $  108       $  108

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  FIXED MATURITY SECURITIES AND EQUITY SECURITIES

     The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include; coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

  MORTGAGE LOANS ON REAL ESTATE, MORTGAGE LOAN COMMITMENTS AND COMMITMENTS TO FUND BANK CREDIT FACILITIES

     Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments and commitments to fund bank credit facilities, the estimated fair value is the net premium or discount of the commitments.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

  ACCRUED INVESTMENT INCOME

     The carrying value for accrued investment income approximates fair value.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of PABs which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of PABs without final contractual maturities are assumed to equal their current net surrender value.

  PAYABLES FOR COLLATERAL UNDER DERIVATIVE TRANSACTIONS

     The carrying value for payables for collateral under derivative transactions approximate fair value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative financial instruments, including financial futures, financial forwards, interest rate, credit default and foreign currency swaps, foreign currency forwards, and options are based upon quotations obtained from dealers or other reliable sources. See Note 4 for derivative fair value disclosures.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


14.  RELATED PARTY TRANSACTIONS

     In 2006, the Company entered into a Master Service Agreement with Metropolitan Life Insurance Company ("Metropolitan Life"), a wholly-owned subsidiary of MetLife, who provides administrative, accounting, legal and similar services to the Company. Metropolitan Life charged the Company $5 million, included in other expenses, for services performed under the Master Service Agreement for the year ended December 31, 2006.

     The Company entered into a Service Agreement with MetLife Group, Inc. ("MetLife Group"), a wholly-owned subsidiary of MetLife under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $28 million, included in other expenses, for services performed under the Service Agreement for the year ended December 31, 2006. There were no charges for the six months ended December 31, 2005.

     At December 31, 2006 and 2005, the Company had receivables from MICC of $13 million and $20 million, respectively. The Company had receivables from other affiliates of $4 million and payables to other affiliates of $2 million at December 31, 2006 and 2005, respectively, excluding affiliated reinsurance balances discussed below.

     Since the Company is a member of a controlled group of affiliate companies, its results may not be indicative of those of a stand-alone entity.

     As of December 31, 2006 and 2005, the Company held $89 million and $16 million, respectively, of its total invested assets in the MetLife Money Market Pool which is an affiliated partnership. These amounts are included in short-term investments.

     In the normal course of business, the Company transfers fixed maturity securities to affiliates and receives other fixed maturity securities from affiliates. The Company transferred invested assets to affiliates with both an amortized cost and fair market value of $15 million for the year ended December 31, 2006. The Company did not transfer assets to affiliates for the six months ended December 31, 2005. The realized capital losses recognized on these transfers were less than $1 million for the year ended December 31, 2006. The Company received invested assets from affiliates with a fair market value of $13 million for the year ended December 31, 2006. The Company did not receive transfers of assets from affiliates for the six months ended December 31, 2005.

     The Company also has reinsurance agreements with MetLife and certain of its subsidiaries, including Reinsurance Group of America, Incorporated ("RGA"), MetLife Reinsurance Company of South Carolina ("MRSC"), and Exeter Reassurance Company, Ltd. ("Exeter"). As of December 31, 2006, the Company had reinsurance related assets and liabilities from these agreements totaling $108 million and $12 million, respectively. Prior-year comparable assets and liabilities were $78 million and $47 million, respectively.

     The following tables reflect related party reinsurance information:


                                                               SUCCESSOR
                                                    -------------------------------
                                                     YEAR ENDED    SIX MONTHS ENDED
                                                    DECEMBER 31,     DECEMBER 31,
                                                    ------------   ----------------
                                                        2006             2005
                                                    ------------   ----------------
                                                             (IN MILLIONS)


Ceded premiums....................................      $  5              $ 2
Ceded fees, included in universal life and
  investment-type product policy fees.............        22               19
Ceded benefits, included in policyholder benefits
  and claims......................................        38               39
Ceded fees, included in other expenses............        37               12
                                                        ----              ---
  Total ceded.....................................      $102              $72
                                                        ====              ===


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



                                                                SUCCESSOR
                                                               -----------
                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2006   2005
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)


Reinsurance recoverables, included in premiums and other
  receivables................................................  $108    $78
Ceded balances payable, included in other liabilities........  $ 12    $47


     Prior to the Acquisition, the Company had related party transactions with its parent and/or affiliates. These transactions are described as follows:

     In December 2004, MLAC entered into a reinsurance agreement with MRSC related to guarantee features included in certain of their universal life and variable universal life products. All information subsequent to the Acquisition is included in the tables above. Fees associated with this agreement, included within other expenses, were $22 million for the six months ended June 30, 2005.

     In addition, MLAC's individual insurance mortality risk is reinsured, in part, to RGA, an affiliate subsequent to the Acquisition Date. All information subsequent to the Acquisition is included in the tables above. Ceded premiums were $3 million for the six months ended June 30, 2005. Ceded fees, included within universal life and investment-type product policy fees, were $7 million for the six months ended June 30, 2005. Ceded benefits, included within policyholder benefits and claims, were $5 million for the six months ended June 30, 2005.

     At June 30, 2005, MLAC had investments in Tribeca Citigroup Investments Ltd. ("Tribeca"), an affiliate of the Company, in the amount of $10 million. Income (loss) of ($1) million and $1 million was recognized on these investments in the six months ended June 30, 2005 and the year ended December 31, 2004, respectively. In July 2005, MLAC sold its investment in Tribeca.

     Citigroup and certain of its subsidiaries provided investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company. The Company paid MICC an insignificant amount for both the six months ended June 30, 2005 and the year ended December 31, 2004 for these services.

     In the ordinary course of business, the Company distributed fixed and variable annuity products through its former affiliate Smith Barney. Premiums and deposits related to these products were $506 million in 2004. The Company also marketed term and universal life products through Smith Barney. Premiums related to such products were $108 million in 2004. Commissions and fees paid to Smith Barney were $50 million in 2004.

     The Company also distributed deferred annuity products through its former affiliates, Primerica Financial Services, Inc. ("PFS"), CitiStreet Retirement Services, a division of CitiStreet LLC, (together with its subsidiaries, "CitiStreet") and Citibank, N.A. ("Citibank"). Deposits received from PFS were $636 million and commissions and fees paid to PFS were $48 million for the year ended December 31, 2004. Deposits received from CitiStreet were $116 million and related commissions and fees paid to CitiStreet were $3 million for the year ended December 31, 2004. Deposits received from Citibank were $112 million and commissions and fees paid to Citibank were $13 million for the year ended December 31, 2004.

     The leasing functions for the Company were administered by a Citigroup subsidiary. Rent expense related to leases was shared by the companies on a cost allocation method based generally on estimated usage by department. The Company's rent expense was insignificant in 2004.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2006
                                  (IN MILLIONS)



                                                                     SUCCESSOR
                                                     -----------------------------------------
                                                      COST OR                      AMOUNT AT
                                                     AMORTIZED     ESTIMATED    WHICH SHOWN ON
                                                      COST(1)     FAIR VALUE     BALANCE SHEET
                                                     ---------    ----------    --------------


TYPE OF INVESTMENTS
Fixed maturity securities:
  Bonds:
     U.S. Treasury/agency securities..............     $  801       $  783          $  783
     State and political subdivision securities...         91           86              86
     Foreign government securities................         69           73              73
     Public utilities.............................        276          271             271
     All other corporate bonds....................      2,959        2,907           2,907
  Mortgage-backed and asset-backed securities.....      1,572        1,573           1,573
  Redeemable preferred stock......................        199          196             196
                                                       ------       ------          ------
     Total fixed maturity securities..............      5,967        5,889           5,889
                                                       ------       ------          ------
Equity securities:
  Common stock:
     Industrial, miscellaneous and all other......          1            1               1
  Non-redeemable preferred stock..................         55           56              56
                                                       ------       ------          ------
     Total equity securities......................         56           57              57
                                                       ------       ------          ------
Mortgage loans on real estate.....................        295                          295
Policy loans......................................         55                           55
Real estate joint ventures........................          2                            2
Other limited partnership interests...............         68                           68
Short-term investments............................         95                           95
Other invested assets.............................        341                          341
                                                       ------                       ------
  Total investments...............................     $6,879                       $6,802
                                                       ======                       ======




--------

   (1) Cost for fixed maturity securities and mortgage loans on real estate represents original cost reduced by repayments, net valuation allowances and writedowns from other-than-temporary declines in value and adjusted for amortization of premiums or accretion of discount; for equity securities, cost represents original cost reduced by writedowns from other-than-temporary declines in value; cost for real estate joint ventures and other limited partnership interests represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                        AS OF DECEMBER 31, 2006 AND 2005
                                  (IN MILLIONS)


                                              DAC       FUTURE POLICY     POLICYHOLDER
                                              AND    BENEFITS AND OTHER      ACCOUNT      UNEARNED
                                             VOBA    POLICYHOLDER FUNDS     BALANCES     REVENUE(1)
                                            ------   ------------------   ------------   ----------


2006 (SUCCESSOR)..........................  $1,712         $1,861            $5,377          $45
                                            ======         ======            ======          ===
2005 (SUCCESSOR)..........................  $1,777         $1,808            $5,688          $18
                                            ======         ======            ======          ===



--------

   (1) Amounts are included within the future policy benefits and other policyholder funds column.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                      FOR THE YEAR ENDED DECEMBER 31, 2006
        AND FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                    AND FOR THE YEAR ENDED DECEMBER 31, 2004
                                  (IN MILLIONS)



                                PREMIUM                 POLICYHOLDER   AMORTIZATION OF
                                REVENUE        NET        BENEFITS       DAC AND VOBA       OTHER          PREMIUMS
                              AND POLICY   INVESTMENT   AND INTEREST      CHARGED TO      OPERATING         WRITTEN
                                CHARGES      INCOME       CREDITED      OTHER EXPENSES   EXPENSES(1)   (EXCLUDING LIFE)
                              ----------   ----------   ------------   ---------------   -----------   ----------------


For the Year Ended December
  31, 2006 (SUCCESSOR).....      $526         $361          $271             $188            $118             $--
                                 ====         ====          ====             ====            ====             ===
For the Six Months Ended
  December 31, 2005
  (SUCCESSOR)..............      $250         $167          $166             $108            $ 57             $--
                                 ====         ====          ====             ====            ====             ===
For the Six Months Ended
  June 30, 2005
  (PREDECESSOR)............      $241         $223          $175             $133            $ 51             $ 4
                                 ====         ====          ====             ====            ====             ===
For the Year Ended December
  31, 2004 (PREDECESSOR)...      $411         $389          $326             $227            $ 76             $ 6
                                 ====         ====          ====             ====            ====             ===




--------

   (1) Includes other expenses excluding amortization of DAC and VOBA charged to other expenses.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                                   SCHEDULE IV

                            CONSOLIDATED REINSURANCE
                        AS OF DECEMBER 31, 2006 AND 2005
                    AND FOR THE YEAR ENDED DECEMBER 31, 2006
        AND FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                    AND FOR THE YEAR ENDED DECEMBER 31, 2004
                                  (IN MILLIONS)



                                                                                       % AMOUNT
                                                GROSS                          NET      ASSUMED
                                                AMOUNT    CEDED    ASSUMED    AMOUNT    TO NET
                                               -------   -------   -------   -------   --------


AS OF AND FOR THE YEAR ENDED DECEMBER 31,
  2006 (SUCCESSOR)
Life insurance in-force.....................   $63,138   $47,897     $--     $15,241      --%
                                               =======   =======     ===     =======
Insurance premium...........................   $    79   $    36     $--     $    43      --%
                                               =======   =======     ===     =======
AS OF AND FOR THE SIX MONTHS ENDED DECEMBER
  31, 2005 (SUCCESSOR)
Life insurance in-force.....................   $63,023   $48,618     $--     $14,405      --%
                                               =======   =======     ===     =======
Insurance premium...........................   $    41   $    24     $--     $    17      --%
                                               =======   =======     ===     =======
FOR THE SIX MONTHS ENDED JUNE 30, 2005
  (PREDECESSOR)
Insurance premium...........................   $    39   $    19     $--     $    20      --%
                                               =======   =======     ===     =======
AS OF AND FOR THE YEAR ENDED DECEMBER 31,
  2004 (PREDECESSOR)
Life insurance in-force.....................   $54,886   $44,286     $--     $10,600      --%
                                               =======   =======     ===     =======
Insurance premium...........................   $    74   $    34     $--     $    40      --%
                                               =======   =======     ===     =======




     For the year ended December 31, 2006, and the six months ended December 31, 2005 and June 30, 2005, reinsurance ceded include affiliated transactions of $5 million, $2 million and $3 million, respectively. For the year ended December 31, 2004, there were no affiliated reinsurance transactions.

                           PORTFOLIO ARCHITECT ACCESS


                                 VINTAGE ACCESS


                            SCUDDER ADVOCATE ADVISOR


                          SCUDDER ADVOCATE ADVISOR-ST1



                       STATEMENT OF ADDITIONAL INFORMATION



                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT


                     VARIABLE ANNUITY SEPARATE ACCOUNT 2002



                      INDIVIDUAL VARIABLE ANNUITY CONTRACT


                                    ISSUED BY




                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT


                                  ONE CITYPLACE


                        HARTFORD, CONNECTICUT 06103-3415



MLAC-BOOK-67-68-77-89                                             APRIL 30, 2007

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a) The financial statements of the Registrant and the report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:



     (1)  Statement of Assets and Liabilities as of December 31, 2006



     (2)  Statement of Operations for the year ended December 31, 2006



     (3) Statement of Changes in Net Assets for the years ended December 31, 2006 and 2005


     (4)  Notes to Financial Statements


The consolidated financial statements and schedules of MetLife Life and Annuity Company of Connecticut and its subsidiary (formerly The Travelers Life and Annuity Company) and the reports of Independent Registered Public Accounting Firms, are contained in the Statement of Additional Information. The consolidated financial statements of MetLife Life and Annuity Company of Connecticut and subsidiaries include:



     (1)  Consolidated Balance Sheets as of December 31, 2006 and 2005



     (2) Consolidated Statements of Income for the year ended December 31, 2006 and the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004



     (3) Consolidated Statements of Stockholder's Equity for the year ended December 31, 2006 and the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004



     (4) Consolidated Statements of Cash Flows for the year ended December 31, 2006 and the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004


     (5)  Notes to Consolidated Financial Statements

     (6)  Financial Statement Schedules

(b)  EXHIBITS



EXHIBIT
 NUMBER   DESCRIPTION
-------   -----------


1.        Resolution of The Travelers Life and Annuity Company Board of
          Directors authorizing the establishment of the Registrant.
          (Incorporated herein by reference to Exhibit 1 to the Registration
          Statement on Form N-4, File No. 333-82013, filed June 30, 1999.)
2.        Not Applicable.
3(a).     Distribution and Principal Underwriting Agreement among the
          Registrant, The Travelers Life and Annuity Company and Travelers
          Distribution LLC .(Incorporated herein by reference to Exhibit c.1.
          to Post-Effective Amendment No. 3 to the Registration Statement on
          Form N-6, File No. 333-56952, filed February 7, 2003.)
3(b). Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 14 to The Travelers Fund
          ABD for Variable Annuities to the Registration Statement on Form N-4,
          File No. 033-65343 filed April 6, 2006.)
3(c)      Agreement and Plan of Merger (10-26-06) (MLIDLLC into MLIDC).
          (Incorporated herein by reference to Exhibit 3(c) to Post-Effective
          Amendment No. 16 to MetLife of CT Fund ABD II for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65339/811-
          07463 filed April 6, 2007.)
3(d) Master Retail Sales Agreement (MLIDC). (Incorporated herein by reference to Exhibit 3(d) to Post-Effective Amendment No. 16 to
          MetLife of CT Fund ABD II for Variable Annuities to the Registration
          Statement on Form N-4, File No. 033-65339/811-07463 filed April 6,
          2007.)
4(a). Form of Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to the Registration Statement on Form N-4, file No. 333-
          100434, filed October 9, 2002.)

EXHIBIT
 NUMBER   DESCRIPTION
-------   -----------

4(b). Form of Guaranteed Minimum Withdrawal Rider. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the
          Registration Statement on Form N-4, file No. 333-101778, filed
          November 19, 2004.)
4(c).     Company Name Change Endorsement The Travelers Life and Annuity
          Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 14 to The Travelers Fund
          ABD II for Variable Annuities Registration Statement on Form N-4,
          File No. 033-65339 filed on April 7, 2006.)
5(a). Application. (Incorporated herein by reference to Exhibit 5 to the Registration Statement on Form N-4, File No. 333-100434, filed
          February 28, 2003.)
5(b). Form of Variable Annuity Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 14 to The
          Travelers Fund ABD for Variable Annuities to the Registration
          Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)
6(a).     Charter of The Travelers Life and Annuity Company, as amended on
          April 10, 1990. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40191, filed
          November 13, 1998.)
6(b).     By-Laws of The Travelers Life and Annuity Company, as amended on
          October 20, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4, File No. 33-58131, filed via Edgar on March 17, 1995.)
6(c). Certificate of Amendment of the Charter as Amended and Restated of The Travelers Life and Annuity Company effective May 1, 2006.
          (Incorporated herein by reference to Exhibit 6(c) to Post-Effective
          Amendment No. 14 to The Travelers Fund ABD II for Variable Annuities
          Registration Statement on Form N-4, File No. 033-65339 filed April 7,
          2006.)
7.        Specimen Reinsurance Agreement. (Incorporated herein by reference to
          Exhibit 7 to Post-Effective Amendment No. 2 to the Registration
          Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)
8(a). Form of Participation Agreement. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration
          Statement on Form N-4, File No. 333-101778 filed April 21, 2005.)
8(b).     Participation Agreement Among Metropolitan Series Fund, Inc., MetLife
          Advisers, LLC, Metropolitan Life Insurance Company, The Travelers
          Insurance Company and The Travelers Life and Annuity Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(b) to Post-Effective Amendment No. 14 to The Travelers Fund
          ABD for Variable Annuities Registration Statement on Form N-4, File
          No. 033-65343 filed April 6, 2006.)
8(c).     Participation Agreement Among Met Investors Series Trust, Met
          Investors Advisory, LLC, MetLife Investors Distribution Company, The
          Travelers Insurance Company and The Travelers Life and Annuity
          Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The Travelers
          Fund ABD for Variable Annuities Registration Statement on Form N-4,
          File No. 033-65343 filed April 6, 2006.)
9.        Opinion of Counsel as to the legality of securities being registered.
          (Incorporated herein by reference to Exhibit 5 to the Registration
          Statement on Form N-4, File No. 333-100434, filed February 28, 2003.)
10(a).    Consent of KPMG LLP, Independent Registered Public Accounting Firm.
          Filed herewith.
10(b).    Consent of Deloitte & Touche LLP, Independent Registered Public
          Accounting Firm. Filed herewith.
11.       Not applicable.
12.       Not applicable.
13.       Power of Attorney authorizing Michele H. Abate, John E. Connolly,
          Jr., James L. Lipscomb, Gina C. Sandonato, Myra L. Saul, and Marie C.
          Swift to act as signatory for Michael K. Farrell, William J.
          Mullaney, Lisa M. Weber, Stanley J. Talbi, and Joseph J. Prochaska,
          Jr. Filed herewith.



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:

    MetLife Life and Annuity Company of Connecticut
    One Cityplace
    Hartford, CT 06103-3415

NAME AND PRINCIPAL                 POSITIONS AND OFFICES
BUSINESS ADDRESS                   WITH INSURANCE COMPANY
--------------------------------   ---------------------------------------------------------------------


Michael K. Farrell                 Director and President
10 Park Avenue
Morristown, NJ 07962
William J. Mullaney                Director
700 Quaker Lane
Warrick, RI 02886
Lisa M. Weber                      Director
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101
Steven A. Kandarian                Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962
James L. Lipscomb                  Executive Vice President and General Counsel
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101
Joseph J. Prochaska, Jr.           Executive Vice President and Chief Accounting Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101
Stanley J. Talbi                   Executive Vice President and Chief Financial Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101
Gwenn L. Carr                      Senior Vice President and Secretary
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101
Anthony J. Williamson              Senior Vice President and Treasurer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101
Roberto Baron                      Vice President and Senior Actuary
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101
S. Peter Headley                   Vice President and Assistant Secretary
6750 Poplar Avenue
Germantown, TN 38138
Daniel D. Jordan                   Vice President and Assistant Secretary
501 Boylston Street
Boston, MA 02116
Bennett Kleinberg                  Vice President and Actuary
185 Asylum Street
Hartford, CT 06103
Paul L. LeClair                    Vice President and Actuary
501 Boylston Street
Boston, MA 02116
Linn K. Richardson                 Vice President and Actuary
10 Park Avenue
Morristown, NJ 07962

NAME AND PRINCIPAL                 POSITIONS AND OFFICES
BUSINESS ADDRESS                   WITH INSURANCE COMPANY
--------------------------------   ---------------------------------------------------------------------

Jonathan L. Rosenthal              Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962
Jeffrey N. Altman                  Vice President
10 Park Avenue
Morristown, NJ 07962
Steven J. Brash                    Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101
William D. Cammarata               Vice President
18210 Crane Nest Drive
Tampa, FL 33647
Vincent Cirulli                    Vice President
10 Park Avenue
Morristown, NJ 07962
James R. Dingler                   Vice President
10 Park Avenue
Morristown, NJ 07962
Elizabeth M. Forget                Vice President
260 Madison Ave
New York, NY 10016
Judith A. Gulotta                  Vice President
10 Park Avenue
Morristown, NJ 07962
C. Scott Inglis                    Vice President
10 Park Avenue
Morristown, NJ 07962
Gene L. Lunman                     Vice President
185 Asylum Street
Hartford, CT 06103
Joseph J. Massimo                  Vice President
18210 Crane Nest Drive
Tampa, FL 33647
Daniel A. O'Neill                  Vice President
10 Park Avenue
Morristown, NJ 07962
Mark S. Reilly                     Vice President
185 Asylum Street
Hartford, CT 06103
Mark J. Remington                  Vice President
185 Asylum Street
Hartford, CT 06103
Ragai A. Roushdy                   Vice President
10 Park Avenue
Morristown, NJ 07962
Erik V. Savi                       Vice President
10 Park Avenue
Morristown, NJ 07962

NAME AND PRINCIPAL                 POSITIONS AND OFFICES
BUSINESS ADDRESS                   WITH INSURANCE COMPANY
--------------------------------   ---------------------------------------------------------------------

Kevin M. Thorwarth                 Vice President
10 Park Avenue
Morristown, NJ 07962
Mark. H. Wilsmann                  Vice President
10 Park Avenue
Morristown, NJ 07962


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of MetLife Life and Annuity Company of Connecticut under Connecticut insurance law. The Depositor is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF DECEMBER 31, 2006

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2006. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Charleston (SC)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            c) Met3 SIEFORE, S.A. de C.V. (Mexico)- 99.9% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    Met Investors Advisory, LLC (DE)

      3.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9989% is owned by MetLife International Holdings, Inc. and 0.0011% is owned by Natiloporterm Holdings, Inc.

      5. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95.23% is owned by MetLife International Holdings, Inc. and 4.77% is owned by Natiloportem Holdings, Inc.

      6. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.

      7. MetLife Insurance Company of Korea Limited (South Korea)- 21.22% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 78.78% is owned by Metlife International Holdings, Inc.

      8. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 91.227896580% is owned by MetLife International Holdings, Inc. and 8.772103054% is owned by MetLife Vida e Previdencia S.A., and 0.000000366% is owned by Natiloportem Holdings, Inc.

      9.    MetLife Global, Inc. (DE)

      10. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      11.   MetLife Insurance Limited (United Kingdom)

      12.   MetLife General Insurance Limited (Australia)

      13.   MetLife Limited (United Kingdom)

      14. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      15.   MetLife Services Limited (United Kingdom)

      16. Siembra Seguros de Vida S.A. (Argentina) - 97.9327% is owned by MetLife International Holdings, Inc. and 2.0672% is owned by Natiloportem Holdings, Inc.

      17.   MetLife International Insurance Ltd. (Bermuda)

      18.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

            b)    MetLife Investments Pty Limited (Australia)

            c)    MetLife Trustee Pty Limited (Australia)

            d)    MetLife Services (Singapore) PTE Limited (Australia)

      19. Siembra Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by; Natiloportem Holdings, Inc.

      20. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc., and 94.9999% is owned by MetLife International Holdings Inc.

      21. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

           (a)    Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met
                  AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by Metropolitan Life Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc., and 1.0310% is held by Metropolitan Life Seguros de Retiro SA.

      22.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie S.A. (Poland)

            b)    MetLife Reinsurance (Bermuda) Ltd. (Bermuda)

            c)    MetLife Direct Co., Ltd. (Japan)

            d)    MetLife Vida e Previdencia S.A. (Brazil)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      2. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    GA Holding Corp. (MA)

      6.   Thorngate, LLC (DE)

      7.   Alternative Fuel I, LLC (DE)

      8.   Transmountain Land & Livestock Company (MT)

      9.   MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife (India) Private Ltd. (India)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      17.   Metropolitan Realty Management, Inc. (DE)

      18.   Dewey Square South, LLC (NY)

      19.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      20.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        21.   Bond Trust Account A (MA)

        22.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) LA Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and
                  1% of MetLife Latin America Asesorias e Inversiones Limitada.

      23.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      24.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   GenAmerica Management Corporation (MO)

                 (2)   Reinsurance Group of America, Incorporated (MO) - (52.8%)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   Timberlake Financial, L.L.C. (DE)

                                    (A)   Timberlake Reinsurance Company II (SC)

                              (ii)  RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                        (b)   RGA Worldwide Reinsurance Company, Ltd. (Barbados)

                        (c)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (d) RGA Reinsurance Company (Barbados) Ltd. (Barbados) (80%)

                              (i)   RGA Financial Group, L.L.C. (DE)- RGA
                                    Reinsurance Company also owns a 20% non-equity membership in RGA Financial Group, L.L.C.

                        (e)   RGA Life Reinsurance Company of Canada (Canada)

                        (f)   RGA International Corporation (Nova Scotia)

                        (g)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                              (iv)  RGA Services India Private Limited (India)

                        (h)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (i)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (j) General American Argentina Seguros de Vida, S.A. (Argentina) - 95% of General American Argentina Seguros de Vida, S.A. is owned by Reinsurance Group of America, Incorporated and 5% is owned by RGA Reinsurance Company (Barbados) Ltd.

                        (k)   RGA Technology Partners, Inc. (MO)

                        (l)   RGA International Reinsurance Company (Ireland)

                        (m)   RGA Capital Trust I (DE)

                        (n)   RGA Global Reinsurance Company, Ltd. (Bermuda)

      25.   Corporate Real Estate Holdings, LLC (DE)

      26. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by Metropolitan Asset Management Corporation

      27.   MetLife Tower Resources Group, Inc. (DE)

      28.   Headland - Pacific Palisades, LLC (CA)

      29.   Headland Properties Associates (CA)

      30.   Krisman, Inc. (MO)

      31.   Special Multi-Asset Receivables Trust (DE)

      32.   White Oak Royalty Company (OK)

      33.   500 Grant Street GP LLC (DE)

      34. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      35.   MetLife Canada/MetVie Canada (Canada)

      36.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

            b)   MetLife Investment Funds Management LLC (NJ)

            c)   MetLife Associates LLC (DE)

      37.   Euro CL Investments LLC (DE)

      38.   MEXDF Properties, LLC (DE)

      39. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X. MetLife Insurance Company of Connecticut (Life Department) (Accident Department) (CT)

      1.    440 South LaSalle LLC (DE)

      2. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by MetLife Insurance Company of Connecticut and 50% is owned by a third party

      3. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party

      4.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party

      5.    Pilgrim Investments Highland Park, LLC (DE)

      6.    Pilgrim Investments Schaumberg Windy Point, LLC (DE)

      7.    Pilgrim Investments York Road, LLC (DE)

      8.    Euro TI Investments LLC (DE)

      9.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      10.   Hollow Creek, L.L.C. (CT)

      11. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      12. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      13.   Plaza LLC (CT)

            a)    Travelers Asset Management International Company LLC
                  (NY)

            b)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  2) Tower Square Securities Insurance Agency of Ohio, Inc. (OH) (99%)

            c)    Travelers Investment Adviser, Inc. (DE)

      14.   TIC European Real Estate LP, LLC (DE)

      15.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited, Inc. (UK)

            b) MetLife Pensions Trustees Limited (UK)

      16.   Travelers European Investments LLC (CT)

      17.   Travelers International Investments Ltd. (Cayman Islands)

      18.   Trumbull Street Equity Investments LLC (DE)

            a) Tandem EGI/C Investments, L.P. (DE) - The General Partner is Trumbull Street Equity Investments LLC.

      19.   MetLife Life and Annuity Company of Connecticut (CT)

            a)    Euro TL Investments LLC (DE)

      20.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      21. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      22.   Tribeca Distressed Securities L.L.C. (DE)

      23.   MetLife Investors USA Insurance Comapny (DE)

Y.    MetLife Reinsurance Company of South Carolina (SC)

Z.    MetLife Investment Advisors Company, LLC (DE)

AA.   Trumbull Street Investments LLC (DE)

BB.   MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting common stock of Omega Reinsurance Corporation, which is 100% of all the stock outstanding as of 12/31/06.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

                                        7


ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2007, there were 148 qualified contracts and 289 non-qualified contracts of Vintage Access; there were 170 qualified contracts and 308 non-qualified contracts of Portfolio Architect Access; there were 43 qualified contracts and 104 non-qualified contracts of Scudder Advocate Advisor; and there was 1 qualified contract of Scudder Advocate Advisor ST-1 offered by the Registrant.


ITEM 28. INDEMNIFICATION


The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITER

(a)  MetLife Investors Distribution Company
     5 Park Plaza, Suite 1900
     Irvine, CA 92614


     Prior to October 20, 2006, MLI Distribution LLC was the principal underwriter and distributor. On that date MLI Distribution LLC merged into MetLife Investors Distribution Company.


MetLife Investors Distribution Company also serves as principal underwriter and distributor for the following investment companies (other than the Registrant):


MetLife of CT Fund U for Variable Annuities
MetLife of CT Fund BD for Variable Annuities
MetLife of CT Fund BD II for Variable Annuities
MetLife of CT Fund BD III for Variable Annuities
MetLife of CT Fund BD IV for Variable Annuities
MetLife of CT Fund ABD for Variable Annuities
MetLife of CT Fund ABD II for Variable Annuities
MetLife of CT Separate Account PF for Variable Annuities MetLife of CT Separate Account PF II for Variable Annuities MetLife of CT Separate Account QP for Variable Annuities MetLife of CT Separate Account QPN for Variable Annuities MetLife of CT Separate Account TM for Variable Annuities MetLife of CT Separate Account TM II for Variable Annuities MetLife of CT Separate Account Five for Variable Annuities MetLife of CT Separate Account Six for Variable Annuities MetLife of CT Separate Account Seven for Variable Annuities MetLife of CT Separate Account Eight for Variable Annuities MetLife of CT Separate Account Nine for Variable Annuities MetLife of CT Separate Account Ten for Variable Annuities MetLife of CT Fund UL for Variable Life Insurance,
MetLife of CT Fund UL II for Variable Life Insurance
MetLife of CT Fund UL III for Variable Life Insurance MetLife of CT Variable Life Insurance Separate Account One MetLife of CT Variable Life Insurance Separate Account Two MetLife of CT Variable Life Insurance Separate Account Three Metropolitan Life Variable Annuity Separate Account I Metropolitan Life Variable Annuity Separate Account II MetLife of CT Separate Account Eleven for Variable Annuities MetLife of CT Separate Account Twelve for Variable Annuities

MetLife of CT Separate Account Thirteen for Variable Annuities
MetLife of CT Separate Account Fourteen for Variable Annuities
MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002
Met Investors Series Trust
MetLife Investors Variable Annuity Account One
MetLife Investors Variable Annuity Account Five
MetLife Investors Variable Life Account One
MetLife Investors Variable Life Account Five
MetLife Investors USA Separate Account A
MetLife Investors USA Variable Life Account A
First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven



(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and managers of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.



NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER
--------------------------   ---------------------------------------------------------------------


Michael K. Farrell           Director
5 Park Plaza
Suite 1900
Irvine, CA 92614
Craig W. Markham             Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128
William J. Toppeta           Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Paul A. Sylvester            President, National Sales Manager- Annuities & LTC
10 Park Avenue
Morristown, NJ 07962
Elizabeth M. Forget          Executive Vice President, Investment Fund Management & Marketing
260 Madison Avenue
New York, NY 10016
Paul A. LaPiana              Executive Vice President, National Sales Manager-Life
5 Park Plaza
Suite 1900
Irvine, CA 92614
Richard C. Pearson           Executive Vice President, General Counsel and Secretary
5 Park Plaza
Suite 1900
Irvine, CA 92614

NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER
--------------------------   ---------------------------------------------------------------------

Andrew Aiello                Senior Vice President, Channel Head-National Accounts Channel
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Jeffrey A. Barker            Senior Vice President, Channel Head-Independent Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Douglas P. Rodgers           Senior Vice President, Channel Head-LTC
10 Park Avenue, 1st Floor
Morristown, NJ 07962
Myrna F. Solomon             Senior Vice President, Channel Head-Banks
501 Boylston Street
Boston, MA 02116
Leslie Sutherland            Senior Vice President, Channel Head-Broker/Dealers
1 MetLife Plaza
Long Island City, NY 11101
Edward C. Wilson             Senior Vice President, Channel Head-Wirehouse
5 Park Plaza
Suite 1900
Irvine, CA 92614
Curtis Wohlers               Senior Vice President, Channel Head-Planners
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Anthony J. Williamson        Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Peter Gruppuso               Vice President and Chief Financial Officer
485-E US Highway 1 South
Iselin, NJ 08830
Debora L. Buffington         Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614
David DeCarlo                Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Charles M. Deuth             Vice President, National Accounts
5 Park Plaza
Suite 1900
Irvine, CA 92614
Jay S. Kaduson               Senior Vice President
10 Park Avenue
Morristown, NJ 07962
James R. Fitzpatrick         Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER
--------------------------   ---------------------------------------------------------------------

Paul M. Kos                  Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Deron J. Richens             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Cathy Sturdivant             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Paulina Vakouros             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614


(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



                                               (2)
                                               NET
                  (1)                      UNDERWRITING         (3)              (4)              (5)
           NAME OF PRINCIPAL              DISCOUNTS AND   COMPENSATION ON     BROKERAGE          OTHER
              UNDERWRITER                  COMMISSIONS       REDEMPTION      COMMISSIONS      COMPENSATION
           -----------------             ---------------  ---------------  ---------------  ---------------


MLI Distribution LLC...................    $62,664,479           $0               $0               $0




ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


(1)  MetLife Life and Annuity Company of Connecticut
     One Cityplace
     Hartford, Connecticut 06103-3415


ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;


(b) To include either (1) as part of any application to purchase acontract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and



(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.


The Company hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this Registration Statement and has caused this amendment to this Registration Statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 6th day of April 2007.

METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT VARIABLE ANNUITY SEPARATE
                                  ACCOUNT 2002
                                  (Registrant)

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
                                   (Depositor)

                                        By:      /s/ MICHAEL K. FARRELL
                                            ------------------------------------
                                                Michael K. Farrell, President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 6th day of April 2007.







         /s/ *MICHAEL K. FARRELL                  President and Director
---------------------------------------------
             (Michael K. Farrell)

          /s/ *STANLEY J. TALBI                   Executive Vice President and Chief
---------------------------------------------        Financial Officer
              (Stanley J. Talbi)

      /s/ *JOSEPH J. PROCHASKA, JR.               Executive Vice President and Chief
---------------------------------------------        Accounting Officer
          (Joseph J. Prochaska, Jr.)

         /s/ *WILLIAM J. MULLANEY                 Director
---------------------------------------------
            (William J. Mullaney)

            /s/ *LISA M. WEBER                    Director
---------------------------------------------
               (Lisa M. Weber)



                                        By:       /s/ MICHELE H. ABATE
                                            ------------------------------------
                                             Michele H. Abate, Attorney-in-Fact
* MetLife Life and Annuity Company of Connecticut. Executed by Michele H. Abate on behalf of those indicated pursuant to powers of attorney filed herewith.

                                  EXHIBIT INDEX



10(a)   Consent of KPMG LLP, Independent Registered Public Accounting Firm.
10(b)   Consent of Deloitte & Touche LLP, Independent Registered Public
        Accounting Firm.
13      Powers of Attorney.